UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-3862

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Global Bond Portfolio Class ADV - IOSAX

Voya Global Bond Portfolio Class I - IOSIX

Voya Global Bond Portfolio Class S - IOSSX

Voya Global Insights Portfolio Class ADV - IGMAX

Voya Global Insights Portfolio Class I - IGMIX

Voya Global Insights Portfolio Class S - IGMSX

Voya Global Insights Portfolio Class S2 - IOGPX

Voya Index Solution 2030 Portfolio Class ADV - IDXFX

Voya Index Solution 2030 Portfolio Class I - IDXGX

Voya Index Solution 2030 Portfolio Class S - IDXHX

Voya Index Solution 2030 Portfolio Class S2 - IDXIX

Voya Index Solution 2030 Portfolio Class Z - VSZCX

Voya Index Solution 2035 Portfolio Class ADV - ISEAX

Voya Index Solution 2035 Portfolio Class I - ISEIX

Voya Index Solution 2035 Portfolio Class S - ISESX

Voya Index Solution 2035 Portfolio Class S2 - IXISX

Voya Index Solution 2035 Portfolio Class Z - VSZDX

Voya Index Solution 2040 Portfolio Class ADV - IDXKX

Voya Index Solution 2040 Portfolio Class I - IDXLX

Voya Index Solution 2040 Portfolio Class S - IDXMX

Voya Index Solution 2040 Portfolio Class S2 - IDXNX

Voya Index Solution 2040 Portfolio Class Z - VSZEX

Voya Index Solution 2045 Portfolio Class ADV - ISJAX

Voya Index Solution 2045 Portfolio Class I - ISJIX

Voya Index Solution 2045 Portfolio Class S - ISJSX

Voya Index Solution 2045 Portfolio Class S2 - ISVLX

Voya Index Solution 2045 Portfolio Class Z - VSZFX

Voya Index Solution 2050 Portfolio Class ADV - IDXPX

Voya Index Solution 2050 Portfolio Class I - IDXQX

Voya Index Solution 2050 Portfolio Class S - IDXRX

Voya Index Solution 2050 Portfolio Class S2 - IDXSX

Voya Index Solution 2050 Portfolio Class Z - VSZGX

Voya Index Solution 2055 Portfolio Class ADV - IISAX

Voya Index Solution 2055 Portfolio Class I - IISNX

Voya Index Solution 2055 Portfolio Class S - IISSX

Voya Index Solution 2055 Portfolio Class S2 - IISTX

Voya Index Solution 2055 Portfolio Class Z - VSZHX

Voya Index Solution 2060 Portfolio Class ADV - VPSAX

Voya Index Solution 2060 Portfolio Class I - VISPX

Voya Index Solution 2060 Portfolio Class S - VPISX

Voya Index Solution 2060 Portfolio Class S2 - VPSSX

Voya Index Solution 2060 Portfolio Class Z - VSZIX

Voya Index Solution 2065 Portfolio Class ADV - VIQAX

Voya Index Solution 2065 Portfolio Class I - VIQIX

Voya Index Solution 2065 Portfolio Class S - VIQSX

Voya Index Solution 2065 Portfolio Class S2 - VIQUX

Voya Index Solution 2065 Portfolio Class Z - VIQZX

Voya Index Solution 2070 Portfolio Class ADV - VSIBX

Voya Index Solution 2070 Portfolio Class I - VSICX

Voya Index Solution 2070 Portfolio Class S - VSISX

Voya Index Solution 2070 Portfolio Class S2 - VSITX

Voya Index Solution 2070 Portfolio Class Z - VSIZX

Voya Index Solution Income Portfolio Class ADV - ISKAX

Voya Index Solution Income Portfolio Class I - ISKIX

Voya Index Solution Income Portfolio Class S - ISKSX

Voya Index Solution Income Portfolio Class S2 - IIIPX

Voya Index Solution Income Portfolio Class Z - VSZJX

Voya International High Dividend Low Volatility Portfolio Class ADV - IFTAX

Voya International High Dividend Low Volatility Portfolio Class I - IFTIX

Voya International High Dividend Low Volatility Portfolio Class S - IFTSX

Voya International High Dividend Low Volatility Portfolio Class S2 - ITFEX

Voya Solution 2030 Portfolio Class ADV - ISNFX

Voya Solution 2030 Portfolio Class I - ISNGX

Voya Solution 2030 Portfolio Class S - ISNHX

Voya Solution 2030 Portfolio Class S2 - ISNIX

Voya Solution 2035 Portfolio Class ADV - ISQAX

Voya Solution 2035 Portfolio Class I - ISQIX

Voya Solution 2035 Portfolio Class S - ISQSX

Voya Solution 2035 Portfolio Class S2 - ISPCX

Voya Solution 2040 Portfolio Class ADV - ISNKX

Voya Solution 2040 Portfolio Class I - ISNLX

Voya Solution 2040 Portfolio Class S - ISNMX

Voya Solution 2040 Portfolio Class S2 - ISNNX

Voya Solution 2045 Portfolio Class ADV - ISRAX

Voya Solution 2045 Portfolio Class I - ISRIX

Voya Solution 2045 Portfolio Class S - ISRSX

Voya Solution 2045 Portfolio Class S2 - ISPDX

Voya Solution 2050 Portfolio Class ADV - ISNPX

Voya Solution 2050 Portfolio Class I - ISNQX

Voya Solution 2050 Portfolio Class S - ISNRX

Voya Solution 2050 Portfolio Class S2 - ISNSX

Voya Solution 2055 Portfolio Class ADV - IASPX

Voya Solution 2055 Portfolio Class I - IISPX

Voya Solution 2055 Portfolio Class S - ISSPX

Voya Solution 2055 Portfolio Class S2 - ITSPX

Voya Solution 2060 Portfolio Class ADV - VSPAX

Voya Solution 2060 Portfolio Class I - VSIPX

Voya Solution 2060 Portfolio Class S - VSPSX

Voya Solution 2060 Portfolio Class S2 - VSSPX

Voya Solution 2065 Portfolio Class ADV - VSAQX

Voya Solution 2065 Portfolio Class I - VSQIX

Voya Solution 2065 Portfolio Class S - VSSQX

Voya Solution 2065 Portfolio Class S2 - VSQUX

Voya Solution 2070 Portfolio Class ADV - VSSAX

Voya Solution 2070 Portfolio Class I - VSSIX

Voya Solution 2070 Portfolio Class S - VSSSX

Voya Solution 2070 Portfolio Class S2 - VSSTX

Voya Solution Aggressive Portfolio Class ADV - IAVAX

Voya Solution Aggressive Portfolio Class I - IAVIX

Voya Solution Aggressive Portfolio Class R6 - VYRMX

Voya Solution Aggressive Portfolio Class S - IAVSX

Voya Solution Aggressive Portfolio Class S2 - IAVTX

Voya Solution Balanced Portfolio Class ADV - ISGAX

Voya Solution Balanced Portfolio Class I - ISGJX

Voya Solution Balanced Portfolio Class R6 - VYRLX

Voya Solution Balanced Portfolio Class S - ISGKX

Voya Solution Balanced Portfolio Class S2 - ISGTX

Voya Solution Conservative Portfolio Class ADV - ICGAX

Voya Solution Conservative Portfolio Class I - ICGIX

Voya Solution Conservative Portfolio Class R6 - VYRPX

Voya Solution Conservative Portfolio Class S - ICGSX

Voya Solution Conservative Portfolio Class S2 - ICGTX

Voya Solution Income Portfolio Class ADV - ISWAX

Voya Solution Income Portfolio Class I - ISWIX

Voya Solution Income Portfolio Class S - ISWSX

Voya Solution Income Portfolio Class S2 - IJKBX

Voya Solution Moderately Aggressive Portfolio Class ADV - IAGAX

Voya Solution Moderately Aggressive Portfolio Class I - IAGIX

Voya Solution Moderately Aggressive Portfolio Class R6 - VYROX

Voya Solution Moderately Aggressive Portfolio Class S - IAGSX

Voya Solution Moderately Aggressive Portfolio Class S2 - IAGTX

VY® American Century Small-Mid Cap Value Portfolio Class ADV - IASAX

VY® American Century Small-Mid Cap Value Portfolio Class I - IACIX

VY® American Century Small-Mid Cap Value Portfolio Class S - IASSX

VY® American Century Small-Mid Cap Value Portfolio Class S2 - ISMSX

VY® Baron Growth Portfolio Class ADV - IBSAX

VY® Baron Growth Portfolio Class I - IBGIX

VY® Baron Growth Portfolio Class R6 - VYRBX

VY® Baron Growth Portfolio Class S - IBSSX

VY® Baron Growth Portfolio Class S2 - IBCGX

VY® Columbia Contrarian Core Portfolio Class ADV - ISBAX

VY® Columbia Contrarian Core Portfolio Class I - ISFIX

VY® Columbia Contrarian Core Portfolio Class S - ISCSX

VY® Columbia Small Cap Value II Portfolio Class ADV - ICSAX

VY® Columbia Small Cap Value II Portfolio Class I - ICISX

VY® Columbia Small Cap Value II Portfolio Class R6 - VYRDX

VY® Columbia Small Cap Value II Portfolio Class S - ICSSX

VY® Columbia Small Cap Value II Portfolio Class S2 - ICVPX

VY® Invesco Comstock Portfolio Class ADV - IVKAX

VY® Invesco Comstock Portfolio Class I - IVKIX

VY® Invesco Comstock Portfolio Class S - IVKSX

VY® Invesco Equity and Income Portfolio Class ADV - IUAAX

VY® Invesco Equity and Income Portfolio Class I - IUAIX

VY® Invesco Equity and Income Portfolio Class S - IUASX

VY® Invesco Equity and Income Portfolio Class S2 - IVIPX

VY® JPMorgan Mid Cap Value Portfolio Class ADV - IJMAX

VY® JPMorgan Mid Cap Value Portfolio Class I - IJMIX

VY® JPMorgan Mid Cap Value Portfolio Class S - IJMSX

VY® JPMorgan Mid Cap Value Portfolio Class S2 - IJPMX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class ADV - IAXAX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class I - IAXIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class R6 - VYRIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class S - IAXSX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class S2 - IAXTX

Class ADV: IOSAX

Voya Global Bond Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$122	1.17%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg Global Aggregate Index primarily due to primarily due to positive sector allocation, along with duration & yield curve positioning. Meanwhile, allocation within currencies had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS) was the largest contributor to relative performance. The allocation to non-agency residential mortgage-backed securities (RMBS) and credit risk transfers (CRT) contributed.  Also, allocation to high yield corporates & relative long duration position contributed, as the yield curve ended the year steeper.  The Portfolio used derivatives, such as used futures, swaps, options and forward contracts, for hedging and overall risk management. The use of derivatives positively contributed to performance.

↓ Top detractors from performance: Security selection within agency mortgage-backed securities (MBS) was the most notable detractor and an underweight in investment grade corporates detracted from performance.

Total Return Based on $10,000 Investment

	Class ADV	Bloomberg Global Aggregate Index
2015	$10,000	$10,000
2016	$10,581	$10,209
2017	$11,539	$10,963
2018	$11,249	$10,832
2019	$12,090	$11,573
2020	$13,128	$12,637
2021	$12,443	$12,042
2022	$10,111	$10,085
2023	$10,679	$10,662
2024	$10,525	$10,482
2025	$11,404	$11,338

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	8.35%	-2.78%	1.32%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%

Fund Statistics

  Total Net Assets$103,897,131
  # of Portfolio Holdings812
  Portfolio Turnover Rate180%
  Investment Advisory Fees Paid$436,059

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series HYB Fund	5.9%
Voya VACS Series EMHCD Fund	4.1%
United States Treasury Notes, 4.000%, 11/15/35	2.5%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Uniform Mortgage-Backed Securities, 5.500%, 01/01/56	1.7%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.4%
United Kingdom Gilt, 4.125%, 07/22/29	1.3%
United States Treasury Notes, 3.875%, 12/31/32	1.2%
United States Treasury Bonds, 4.625%, 11/15/45	1.2%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.2%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	18.3%
Common Stock	0.0%
Rights	0.0%
U.S. Government Agency Obligations	5.3%
Asset-Backed Securities	8.2%
U.S. Treasury Obligations	8.4%
Commercial Mortgage-Backed Securities	9.0%
Mutual Funds	10.0%
Sovereign Bonds	10.3%
Collateralized Mortgage Obligations	12.9%
Corporate Bonds/Notes	17.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IOSAX

Voya Global Bond Portfolio

92914K883-AR

Class I: IOSIX

Voya Global Bond Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$70	0.67%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg Global Aggregate Index primarily due to primarily due to positive sector allocation, along with duration & yield curve positioning. Meanwhile, allocation within currencies had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS) was the largest contributor to relative performance. The allocation to non-agency residential mortgage-backed securities (RMBS) and credit risk transfers (CRT) contributed.  Also, allocation to high yield corporates & relative long duration position contributed, as the yield curve ended the year steeper.  The Portfolio used derivatives, such as used futures, swaps, options and forward contracts, for hedging and overall risk management. The use of derivatives positively contributed to performance.

↓ Top detractors from performance: Security selection within agency mortgage-backed securities (MBS) was the most notable detractor and an underweight in investment grade corporates detracted from performance.

Total Return Based on $10,000 Investment

	Class I	Bloomberg Global Aggregate Index
2015	$10,000	$10,000
2016	$10,630	$10,209
2017	$11,658	$10,963
2018	$11,411	$10,832
2019	$12,327	$11,573
2020	$13,461	$12,637
2021	$12,819	$12,042
2022	$10,468	$10,085
2023	$11,120	$10,662
2024	$11,013	$10,482
2025	$11,982	$11,338

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	8.80%	-2.30%	1.82%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%

Fund Statistics

  Total Net Assets$103,897,131
  # of Portfolio Holdings812
  Portfolio Turnover Rate180%
  Investment Advisory Fees Paid$436,059

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series HYB Fund	5.9%
Voya VACS Series EMHCD Fund	4.1%
United States Treasury Notes, 4.000%, 11/15/35	2.5%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Uniform Mortgage-Backed Securities, 5.500%, 01/01/56	1.7%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.4%
United Kingdom Gilt, 4.125%, 07/22/29	1.3%
United States Treasury Notes, 3.875%, 12/31/32	1.2%
United States Treasury Bonds, 4.625%, 11/15/45	1.2%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.2%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	18.3%
Common Stock	0.0%
Rights	0.0%
U.S. Government Agency Obligations	5.3%
Asset-Backed Securities	8.2%
U.S. Treasury Obligations	8.4%
Commercial Mortgage-Backed Securities	9.0%
Mutual Funds	10.0%
Sovereign Bonds	10.3%
Collateralized Mortgage Obligations	12.9%
Corporate Bonds/Notes	17.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IOSIX

Voya Global Bond Portfolio

92914K800-AR

Class S: IOSSX

Voya Global Bond Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$96	0.92%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg Global Aggregate Index primarily due to primarily due to positive sector allocation, along with duration & yield curve positioning. Meanwhile, allocation within currencies had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS) was the largest contributor to relative performance. The allocation to non-agency residential mortgage-backed securities (RMBS) and credit risk transfers (CRT) contributed.  Also, allocation to high yield corporates & relative long duration position contributed, as the yield curve ended the year steeper.  The Portfolio used derivatives, such as used futures, swaps, options and forward contracts, for hedging and overall risk management. The use of derivatives positively contributed to performance.

↓ Top detractors from performance: Security selection within agency mortgage-backed securities (MBS) was the most notable detractor and an underweight in investment grade corporates detracted from performance.

Total Return Based on $10,000 Investment

	Class S	Bloomberg Global Aggregate Index
2015	$10,000	$10,000
2016	$10,602	$10,209
2017	$11,589	$10,963
2018	$11,325	$10,832
2019	$12,203	$11,573
2020	$13,283	$12,637
2021	$12,615	$12,042
2022	$10,282	$10,085
2023	$10,896	$10,662
2024	$10,763	$10,482
2025	$11,682	$11,338

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	8.54%	-2.54%	1.57%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%

Fund Statistics

  Total Net Assets$103,897,131
  # of Portfolio Holdings812
  Portfolio Turnover Rate180%
  Investment Advisory Fees Paid$436,059

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series HYB Fund	5.9%
Voya VACS Series EMHCD Fund	4.1%
United States Treasury Notes, 4.000%, 11/15/35	2.5%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Uniform Mortgage-Backed Securities, 5.500%, 01/01/56	1.7%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.4%
United Kingdom Gilt, 4.125%, 07/22/29	1.3%
United States Treasury Notes, 3.875%, 12/31/32	1.2%
United States Treasury Bonds, 4.625%, 11/15/45	1.2%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.2%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	18.3%
Common Stock	0.0%
Rights	0.0%
U.S. Government Agency Obligations	5.3%
Asset-Backed Securities	8.2%
U.S. Treasury Obligations	8.4%
Commercial Mortgage-Backed Securities	9.0%
Mutual Funds	10.0%
Sovereign Bonds	10.3%
Collateralized Mortgage Obligations	12.9%
Corporate Bonds/Notes	17.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IOSSX

Voya Global Bond Portfolio

92914K701-AR

Class ADV: IGMAX

Voya Global Insights Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$141	1.26%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI For the year ended December 31, 2025, the Fund outperformed the MSCI All Countries World IndexSM due to favorable stock selection & allocation.

↑ Top contributors to performance:  Materials led gains, followed by consumer staples. Results were bolstered by favorable selection in metals, mining, & construction materials, alongside gains in staples retailing & household products. The United States led contributions. Top individual contributors were Astera Labs, Inc. & Robinhood Markets, Inc.

↓ Top detractors from performance: Communication services was the biggest drag on negative selection in entertainment and interactive media, followed by information technology on weak software selection.  Hong Kong detracted the most on negative selection within consumer discretionary, followed by Korea on negative IT selection.   Top individual detractors included Alphabet Inc. & Inspire Medical Systems, Inc.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠
2015	$10,000	$10,000
2016	$9,971	$10,786
2017	$13,543	$13,371
2018	$11,699	$12,113
2019	$15,337	$15,335
2020	$19,507	$17,827
2021	$22,393	$21,132
2022	$15,166	$17,252
2023	$20,025	$21,083
2024	$21,777	$24,770
2025	$26,948	$30,303

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	23.74%	6.68%	10.42%
MSCI All Country World Index℠	22.34%	11.19%	11.72%

Fund Statistics

  Total Net Assets$1,105,544,156
  # of Portfolio Holdings74
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid$6,739,890

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Natera, Inc.	3.4%
Tesla, Inc.	3.2%
Alphabet, Inc. - Class A	2.9%
NU Holdings Ltd./Cayman Islands - Class A	2.7%
Enel SpA	2.7%
Cisco Systems, Inc.	2.6%
Barclays PLC	2.5%
Walmart, Inc.	2.5%
Bank of America Corp.	2.4%
First Solar, Inc.	2.4%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.4%
Singapore	0.8%
Indonesia	1.0%
Switzerland	1.2%
Japan	2.0%
India	2.6%
Germany	3.8%
Italy	4.2%
Brazil	4.4%
United Kingdom	4.6%
China	5.1%
United States	66.9%

Sector Allocation

Value	Value
Industrials	15.3%
Information Technology	14.0%
Health Care	12.7%
Consumer Discretionary	11.8%
Financials	11.6%
Consumer Staples	7.7%
Materials	7.3%
Communication Services	6.8%
Energy	4.5%
Utilities	3.4%
Real Estate	1.5%
Short-Term Investments	4.0%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IGMAX

Voya Global Insights Portfolio

92914K677-AR

Class I: IGMIX

Voya Global Insights Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$85	0.76%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI For the year ended December 31, 2025, the Fund outperformed the MSCI All Countries World IndexSM due to favorable stock selection & allocation.

↑ Top contributors to performance:  Materials led gains, followed by consumer staples. Results were bolstered by favorable selection in metals, mining, & construction materials, alongside gains in staples retailing & household products. The United States led contributions. Top individual contributors were Astera Labs, Inc. & Robinhood Markets, Inc.

↓ Top detractors from performance: Communication services was the biggest drag on negative selection in entertainment and interactive media, followed by information technology on weak software selection.  Hong Kong detracted the most on negative selection within consumer discretionary, followed by Korea on negative IT selection.   Top individual detractors included Alphabet Inc. & Inspire Medical Systems, Inc.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠
2015	$10,000	$10,000
2016	$10,022	$10,786
2017	$13,679	$13,371
2018	$11,874	$12,113
2019	$15,651	$15,335
2020	$19,999	$17,827
2021	$23,073	$21,132
2022	$15,706	$17,252
2023	$20,840	$21,083
2024	$22,781	$24,770
2025	$28,320	$30,303

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	24.31%	7.21%	10.97%
MSCI All Country World Index℠	22.34%	11.19%	11.72%

Fund Statistics

  Total Net Assets$1,105,544,156
  # of Portfolio Holdings74
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid$6,739,890

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Natera, Inc.	3.4%
Tesla, Inc.	3.2%
Alphabet, Inc. - Class A	2.9%
NU Holdings Ltd./Cayman Islands - Class A	2.7%
Enel SpA	2.7%
Cisco Systems, Inc.	2.6%
Barclays PLC	2.5%
Walmart, Inc.	2.5%
Bank of America Corp.	2.4%
First Solar, Inc.	2.4%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.4%
Singapore	0.8%
Indonesia	1.0%
Switzerland	1.2%
Japan	2.0%
India	2.6%
Germany	3.8%
Italy	4.2%
Brazil	4.4%
United Kingdom	4.6%
China	5.1%
United States	66.9%

Sector Allocation

Value	Value
Industrials	15.3%
Information Technology	14.0%
Health Care	12.7%
Consumer Discretionary	11.8%
Financials	11.6%
Consumer Staples	7.7%
Materials	7.3%
Communication Services	6.8%
Energy	4.5%
Utilities	3.4%
Real Estate	1.5%
Short-Term Investments	4.0%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IGMIX

Voya Global Insights Portfolio

92914K651-AR

Class S: IGMSX

Voya Global Insights Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$112	1.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI For the year ended December 31, 2025, the Fund outperformed the MSCI All Countries World IndexSM due to favorable stock selection & allocation.

↑ Top contributors to performance:  Materials led gains, followed by consumer staples. Results were bolstered by favorable selection in metals, mining, & construction materials, alongside gains in staples retailing & household products. The United States led contributions. Top individual contributors were Astera Labs, Inc. & Robinhood Markets, Inc.

↓ Top detractors from performance: Communication services was the biggest drag on negative selection in entertainment and interactive media, followed by information technology on weak software selection.  Hong Kong detracted the most on negative selection within consumer discretionary, followed by Korea on negative IT selection.   Top individual detractors included Alphabet Inc. & Inspire Medical Systems, Inc.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠
2015	$10,000	$10,000
2016	$9,996	$10,786
2017	$13,608	$13,371
2018	$11,786	$12,113
2019	$15,492	$15,335
2020	$19,742	$17,827
2021	$22,729	$21,132
2022	$15,434	$17,252
2023	$20,434	$21,083
2024	$22,264	$24,770
2025	$27,638	$30,303

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	24.14%	6.96%	10.70%
MSCI All Country World Index℠	22.34%	11.19%	11.72%

Fund Statistics

  Total Net Assets$1,105,544,156
  # of Portfolio Holdings74
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid$6,739,890

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Natera, Inc.	3.4%
Tesla, Inc.	3.2%
Alphabet, Inc. - Class A	2.9%
NU Holdings Ltd./Cayman Islands - Class A	2.7%
Enel SpA	2.7%
Cisco Systems, Inc.	2.6%
Barclays PLC	2.5%
Walmart, Inc.	2.5%
Bank of America Corp.	2.4%
First Solar, Inc.	2.4%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.4%
Singapore	0.8%
Indonesia	1.0%
Switzerland	1.2%
Japan	2.0%
India	2.6%
Germany	3.8%
Italy	4.2%
Brazil	4.4%
United Kingdom	4.6%
China	5.1%
United States	66.9%

Sector Allocation

Value	Value
Industrials	15.3%
Information Technology	14.0%
Health Care	12.7%
Consumer Discretionary	11.8%
Financials	11.6%
Consumer Staples	7.7%
Materials	7.3%
Communication Services	6.8%
Energy	4.5%
Utilities	3.4%
Real Estate	1.5%
Short-Term Investments	4.0%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IGMSX

Voya Global Insights Portfolio

92914K669-AR

Class S2: IOGPX

Voya Global Insights Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$130	1.16%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI For the year ended December 31, 2025, the Fund outperformed the MSCI All Countries World IndexSM due to favorable stock selection & allocation.

↑ Top contributors to performance:  Materials led gains, followed by consumer staples. Results were bolstered by favorable selection in metals, mining, & construction materials, alongside gains in staples retailing & household products. The United States led contributions. Top individual contributors were Astera Labs, Inc. & Robinhood Markets, Inc.

↓ Top detractors from performance: Communication services was the biggest drag on negative selection in entertainment and interactive media, followed by information technology on weak software selection.  Hong Kong detracted the most on negative selection within consumer discretionary, followed by Korea on negative IT selection.   Top individual detractors included Alphabet Inc. & Inspire Medical Systems, Inc.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠
2015	$10,000	$10,000
2016	$9,980	$10,786
2017	$13,564	$13,371
2018	$11,725	$12,113
2019	$15,390	$15,335
2020	$19,596	$17,827
2021	$22,517	$21,132
2022	$15,264	$17,252
2023	$20,189	$21,083
2024	$21,979	$24,770
2025	$27,201	$30,303

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	23.76%	6.78%	10.52%
MSCI All Country World Index℠	22.34%	11.19%	11.72%

Fund Statistics

  Total Net Assets$1,105,544,156
  # of Portfolio Holdings74
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid$6,739,890

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Natera, Inc.	3.4%
Tesla, Inc.	3.2%
Alphabet, Inc. - Class A	2.9%
NU Holdings Ltd./Cayman Islands - Class A	2.7%
Enel SpA	2.7%
Cisco Systems, Inc.	2.6%
Barclays PLC	2.5%
Walmart, Inc.	2.5%
Bank of America Corp.	2.4%
First Solar, Inc.	2.4%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.4%
Singapore	0.8%
Indonesia	1.0%
Switzerland	1.2%
Japan	2.0%
India	2.6%
Germany	3.8%
Italy	4.2%
Brazil	4.4%
United Kingdom	4.6%
China	5.1%
United States	66.9%

Sector Allocation

Value	Value
Industrials	15.3%
Information Technology	14.0%
Health Care	12.7%
Consumer Discretionary	11.8%
Financials	11.6%
Consumer Staples	7.7%
Materials	7.3%
Communication Services	6.8%
Energy	4.5%
Utilities	3.4%
Real Estate	1.5%
Short-Term Investments	4.0%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IOGPX

Voya Global Insights Portfolio

92914L444-AR

Class ADV: IDXFX

Voya Index Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$60	0.56%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,684	$10,786	$10,265	$10,835
2017	$12,460	$13,371	$10,628	$12,589
2018	$11,638	$12,113	$10,629	$11,835
2019	$14,006	$15,335	$11,556	$14,247
2020	$15,858	$17,827	$12,424	$15,944
2021	$17,728	$21,132	$12,233	$17,954
2022	$14,735	$17,252	$10,641	$15,448
2023	$16,930	$21,083	$11,230	$17,734
2024	$18,602	$24,770	$11,370	$19,489
2025	$21,359	$30,303	$12,200	$22,437

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	14.82%	6.14%	7.88%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

Fund Statistics

  Total Net Assets$1,020,231,596
  # of Portfolio Holdings12
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.5%
Voya VACS Index Series I Portfolio	17.5%
Voya VACS Index Series EM Portfolio	3.7%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series MC Portfolio	2.9%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Voya Short Duration Bond Fund - Class R6	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.5%
Equity	61.3%

Target Asset Allocations

Value	Value
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	17.0%
Emerging Markets	3.5%
US Large Blend	34.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IDXFX

Voya Index Solution 2030 Portfolio

92914J753-AR

Class I: IDXGX

Voya Index Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$6	0.06%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,731	$10,786	$10,265	$10,835
2017	$12,570	$13,371	$10,628	$12,589
2018	$11,803	$12,113	$10,629	$11,835
2019	$14,284	$15,335	$11,556	$14,247
2020	$16,243	$17,827	$12,424	$15,944
2021	$18,258	$21,132	$12,233	$17,954
2022	$15,243	$17,252	$10,641	$15,448
2023	$17,608	$21,083	$11,230	$17,734
2024	$19,450	$24,770	$11,370	$19,489
2025	$22,437	$30,303	$12,200	$22,437

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	15.35%	6.67%	8.42%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

Fund Statistics

  Total Net Assets$1,020,231,596
  # of Portfolio Holdings12
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.5%
Voya VACS Index Series I Portfolio	17.5%
Voya VACS Index Series EM Portfolio	3.7%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series MC Portfolio	2.9%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Voya Short Duration Bond Fund - Class R6	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.5%
Equity	61.3%

Target Asset Allocations

Value	Value
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	17.0%
Emerging Markets	3.5%
US Large Blend	34.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IDXGX

Voya Index Solution 2030 Portfolio

92914J761-AR

Class S: IDXHX

Voya Index Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$33	0.31%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,708	$10,786	$10,265	$10,835
2017	$12,519	$13,371	$10,628	$12,589
2018	$11,717	$12,113	$10,629	$11,835
2019	$14,140	$15,335	$11,556	$14,247
2020	$16,042	$17,827	$12,424	$15,944
2021	$17,995	$21,132	$12,233	$17,954
2022	$14,989	$17,252	$10,641	$15,448
2023	$17,263	$21,083	$11,230	$17,734
2024	$19,018	$24,770	$11,370	$19,489
2025	$21,888	$30,303	$12,200	$22,437

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	15.09%	6.41%	8.15%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

Fund Statistics

  Total Net Assets$1,020,231,596
  # of Portfolio Holdings12
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.5%
Voya VACS Index Series I Portfolio	17.5%
Voya VACS Index Series EM Portfolio	3.7%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series MC Portfolio	2.9%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Voya Short Duration Bond Fund - Class R6	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.5%
Equity	61.3%

Target Asset Allocations

Value	Value
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	17.0%
Emerging Markets	3.5%
US Large Blend	34.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IDXHX

Voya Index Solution 2030 Portfolio

92914J779-AR

Class S2: IDXIX

Voya Index Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$49	0.46%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,692	$10,786	$10,265	$10,835
2017	$12,476	$13,371	$10,628	$12,589
2018	$11,669	$12,113	$10,629	$11,835
2019	$14,061	$15,335	$11,556	$14,247
2020	$15,925	$17,827	$12,424	$15,944
2021	$17,838	$21,132	$12,233	$17,954
2022	$14,829	$17,252	$10,641	$15,448
2023	$17,058	$21,083	$11,230	$17,734
2024	$18,763	$24,770	$11,370	$19,489
2025	$21,562	$30,303	$12,200	$22,437

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	14.92%	6.25%	7.99%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

Fund Statistics

  Total Net Assets$1,020,231,596
  # of Portfolio Holdings12
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.5%
Voya VACS Index Series I Portfolio	17.5%
Voya VACS Index Series EM Portfolio	3.7%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series MC Portfolio	2.9%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Voya Short Duration Bond Fund - Class R6	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.5%
Equity	61.3%

Target Asset Allocations

Value	Value
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	17.0%
Emerging Markets	3.5%
US Large Blend	34.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IDXIX

Voya Index Solution 2030 Portfolio

92914J787-AR

Class Z: VSZCX

Voya Index Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,748	$10,786	$10,265	$10,835
2017	$12,613	$13,371	$10,628	$12,589
2018	$11,869	$12,113	$10,629	$11,835
2019	$14,385	$15,335	$11,556	$14,247
2020	$16,407	$17,827	$12,424	$15,944
2021	$18,481	$21,132	$12,233	$17,954
2022	$15,467	$17,252	$10,641	$15,448
2023	$17,868	$21,083	$11,230	$17,734
2024	$19,751	$24,770	$11,370	$19,489
2025	$22,800	$30,303	$12,200	$22,437

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class Z	15.44%	6.80%	8.59%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

Fund Statistics

  Total Net Assets$1,020,231,596
  # of Portfolio Holdings12
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.5%
Voya VACS Index Series I Portfolio	17.5%
Voya VACS Index Series EM Portfolio	3.7%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series MC Portfolio	2.9%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Voya Short Duration Bond Fund - Class R6	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.5%
Equity	61.3%

Target Asset Allocations

Value	Value
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	17.0%
Emerging Markets	3.5%
US Large Blend	34.5%
Core Fixed Income	30.0%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZCX

Voya Index Solution 2030 Portfolio

92914J498-AR

Class ADV: ISEAX

Voya Index Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$60	0.55%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2035 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector and U.S. mid cap equities and underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,763	$10,786	$10,265	$10,885
2017	$12,695	$13,371	$10,628	$12,820
2018	$11,774	$12,113	$10,629	$11,938
2019	$14,354	$15,335	$11,556	$14,586
2020	$16,342	$17,827	$12,424	$16,452
2021	$18,559	$21,132	$12,233	$18,906
2022	$15,193	$17,252	$10,641	$16,072
2023	$17,730	$21,083	$11,230	$18,745
2024	$19,772	$24,770	$11,370	$20,880
2025	$23,052	$30,303	$12,200	$24,387

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	16.59%	7.12%	8.71%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%

Fund Statistics

  Total Net Assets$1,742,168,266
  # of Portfolio Holdings10
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.9%
Voya VACS Index Series I Portfolio	20.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.6%
Voya U.S. Bond Index Portfolio - Class I	5.5%
Voya VACS Index Series EM Portfolio	4.7%
Vanguard Long-Term Treasury ETF	2.8%
Voya VACS Index Series MC Portfolio	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	27.8%
Equity	71.9%

Target Asset Allocations

Value	Value
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	4.5%
US Large Blend	41.5%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISEAX

Voya Index Solution 2035 Portfolio

92914H583-AR

Class I: ISEIX

Voya Index Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$5	0.05%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2035 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector and U.S. mid cap equities and underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,812	$10,786	$10,265	$10,885
2017	$12,829	$13,371	$10,628	$12,820
2018	$11,949	$12,113	$10,629	$11,938
2019	$14,648	$15,335	$11,556	$14,586
2020	$16,758	$17,827	$12,424	$16,452
2021	$19,133	$21,132	$12,233	$18,906
2022	$15,735	$17,252	$10,641	$16,072
2023	$18,451	$21,083	$11,230	$18,745
2024	$20,686	$24,770	$11,370	$20,880
2025	$24,242	$30,303	$12,200	$24,387

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	17.19%	7.66%	9.26%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%

Fund Statistics

  Total Net Assets$1,742,168,266
  # of Portfolio Holdings10
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.9%
Voya VACS Index Series I Portfolio	20.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.6%
Voya U.S. Bond Index Portfolio - Class I	5.5%
Voya VACS Index Series EM Portfolio	4.7%
Vanguard Long-Term Treasury ETF	2.8%
Voya VACS Index Series MC Portfolio	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	27.8%
Equity	71.9%

Target Asset Allocations

Value	Value
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	4.5%
US Large Blend	41.5%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISEIX

Voya Index Solution 2035 Portfolio

92914H716-AR

Class S: ISESX

Voya Index Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$33	0.30%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2035 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector and U.S. mid cap equities and underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,777	$10,786	$10,265	$10,885
2017	$12,758	$13,371	$10,628	$12,820
2018	$11,850	$12,113	$10,629	$11,938
2019	$14,499	$15,335	$11,556	$14,586
2020	$16,547	$17,827	$12,424	$16,452
2021	$18,842	$21,132	$12,233	$18,906
2022	$15,461	$17,252	$10,641	$16,072
2023	$18,077	$21,083	$11,230	$18,745
2024	$20,219	$24,770	$11,370	$20,880
2025	$23,625	$30,303	$12,200	$24,387

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	16.85%	7.38%	8.98%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%

Fund Statistics

  Total Net Assets$1,742,168,266
  # of Portfolio Holdings10
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.9%
Voya VACS Index Series I Portfolio	20.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.6%
Voya U.S. Bond Index Portfolio - Class I	5.5%
Voya VACS Index Series EM Portfolio	4.7%
Vanguard Long-Term Treasury ETF	2.8%
Voya VACS Index Series MC Portfolio	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	27.8%
Equity	71.9%

Target Asset Allocations

Value	Value
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	4.5%
US Large Blend	41.5%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISESX

Voya Index Solution 2035 Portfolio

92914H641-AR

Class S2: IXISX

Voya Index Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$49	0.45%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2035 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector and U.S. mid cap equities and underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,765	$10,786	$10,265	$10,885
2017	$12,717	$13,371	$10,628	$12,820
2018	$11,809	$12,113	$10,629	$11,938
2019	$14,417	$15,335	$11,556	$14,586
2020	$16,426	$17,827	$12,424	$16,452
2021	$18,669	$21,132	$12,233	$18,906
2022	$15,290	$17,252	$10,641	$16,072
2023	$17,862	$21,083	$11,230	$18,745
2024	$19,965	$24,770	$11,370	$20,880
2025	$23,285	$30,303	$12,200	$24,387

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	16.63%	7.23%	8.82%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%

Fund Statistics

  Total Net Assets$1,742,168,266
  # of Portfolio Holdings10
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.9%
Voya VACS Index Series I Portfolio	20.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.6%
Voya U.S. Bond Index Portfolio - Class I	5.5%
Voya VACS Index Series EM Portfolio	4.7%
Vanguard Long-Term Treasury ETF	2.8%
Voya VACS Index Series MC Portfolio	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	27.8%
Equity	71.9%

Target Asset Allocations

Value	Value
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	4.5%
US Large Blend	41.5%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IXISX

Voya Index Solution 2035 Portfolio

92914L550-AR

Class Z: VSZDX

Voya Index Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2035 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector and U.S. mid cap equities and underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,821	$10,786	$10,265	$10,885
2017	$12,863	$13,371	$10,628	$12,820
2018	$12,008	$12,113	$10,629	$11,938
2019	$14,756	$15,335	$11,556	$14,586
2020	$16,918	$17,827	$12,424	$16,452
2021	$19,357	$21,132	$12,233	$18,906
2022	$15,946	$17,252	$10,641	$16,072
2023	$18,722	$21,083	$11,230	$18,745
2024	$20,997	$24,770	$11,370	$20,880
2025	$24,604	$30,303	$12,200	$24,387

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class Z	17.18%	7.78%	9.42%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%

Fund Statistics

  Total Net Assets$1,742,168,266
  # of Portfolio Holdings10
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.9%
Voya VACS Index Series I Portfolio	20.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.6%
Voya U.S. Bond Index Portfolio - Class I	5.5%
Voya VACS Index Series EM Portfolio	4.7%
Vanguard Long-Term Treasury ETF	2.8%
Voya VACS Index Series MC Portfolio	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	27.8%
Equity	71.9%

Target Asset Allocations

Value	Value
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	4.5%
US Large Blend	41.5%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZDX

Voya Index Solution 2035 Portfolio

92914J480-AR

Class ADV: IDXKX

Voya Index Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$63	0.58%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,767	$10,786	$10,265	$10,923
2017	$12,818	$13,371	$10,628	$12,984
2018	$11,801	$12,113	$10,629	$12,022
2019	$14,537	$15,335	$11,556	$14,832
2020	$16,729	$17,827	$12,424	$16,815
2021	$19,399	$21,132	$12,233	$19,597
2022	$15,814	$17,252	$10,641	$16,548
2023	$18,698	$21,083	$11,230	$19,554
2024	$21,130	$24,770	$11,370	$22,070
2025	$24,988	$30,303	$12,200	$26,086

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	18.26%	8.36%	9.59%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

Fund Statistics

  Total Net Assets$1,163,659,555
  # of Portfolio Holdings10
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	45.7%
Voya VACS Index Series I Portfolio	24.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	10.1%
Voya VACS Index Series EM Portfolio	5.8%
Voya VACS Index Series MC Portfolio	3.8%
Vanguard Long-Term Treasury ETF	2.8%
Voya U.S. Bond Index Portfolio - Class I	2.3%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.1%
Equity	82.7%

Target Asset Allocations

Value	Value
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	24.0%
Emerging Markets	5.5%
US Large Blend	46.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IDXKX

Voya Index Solution 2040 Portfolio

92914J811-AR

Class I: IDXLX

Voya Index Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.08%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,824	$10,786	$10,265	$10,923
2017	$12,955	$13,371	$10,628	$12,984
2018	$11,979	$12,113	$10,629	$12,022
2019	$14,832	$15,335	$11,556	$14,832
2020	$17,149	$17,827	$12,424	$16,815
2021	$19,994	$21,132	$12,233	$19,597
2022	$16,380	$17,252	$10,641	$16,548
2023	$19,471	$21,083	$11,230	$19,554
2024	$22,110	$24,770	$11,370	$22,070
2025	$26,281	$30,303	$12,200	$26,086

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	18.87%	8.91%	10.15%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

Fund Statistics

  Total Net Assets$1,163,659,555
  # of Portfolio Holdings10
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	45.7%
Voya VACS Index Series I Portfolio	24.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	10.1%
Voya VACS Index Series EM Portfolio	5.8%
Voya VACS Index Series MC Portfolio	3.8%
Vanguard Long-Term Treasury ETF	2.8%
Voya U.S. Bond Index Portfolio - Class I	2.3%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.1%
Equity	82.7%

Target Asset Allocations

Value	Value
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	24.0%
Emerging Markets	5.5%
US Large Blend	46.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IDXLX

Voya Index Solution 2040 Portfolio

92914J829-AR

Class S: IDXMX

Voya Index Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.33%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,789	$10,786	$10,265	$10,923
2017	$12,880	$13,371	$10,628	$12,984
2018	$11,885	$12,113	$10,629	$12,022
2019	$14,681	$15,335	$11,556	$14,832
2020	$16,933	$17,827	$12,424	$16,815
2021	$19,693	$21,132	$12,233	$19,597
2022	$16,090	$17,252	$10,641	$16,548
2023	$19,077	$21,083	$11,230	$19,554
2024	$21,612	$24,770	$11,370	$22,070
2025	$25,627	$30,303	$12,200	$26,086

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	18.58%	8.64%	9.87%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

Fund Statistics

  Total Net Assets$1,163,659,555
  # of Portfolio Holdings10
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	45.7%
Voya VACS Index Series I Portfolio	24.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	10.1%
Voya VACS Index Series EM Portfolio	5.8%
Voya VACS Index Series MC Portfolio	3.8%
Vanguard Long-Term Treasury ETF	2.8%
Voya U.S. Bond Index Portfolio - Class I	2.3%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.1%
Equity	82.7%

Target Asset Allocations

Value	Value
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	24.0%
Emerging Markets	5.5%
US Large Blend	46.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IDXMX

Voya Index Solution 2040 Portfolio

92914J837-AR

Class S2: IDXNX

Voya Index Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$52	0.48%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,782	$10,786	$10,265	$10,923
2017	$12,853	$13,371	$10,628	$12,984
2018	$11,838	$12,113	$10,629	$12,022
2019	$14,604	$15,335	$11,556	$14,832
2020	$16,819	$17,827	$12,424	$16,815
2021	$19,526	$21,132	$12,233	$19,597
2022	$15,928	$17,252	$10,641	$16,548
2023	$18,870	$21,083	$11,230	$19,554
2024	$21,343	$24,770	$11,370	$22,070
2025	$25,263	$30,303	$12,200	$26,086

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	18.37%	8.48%	9.71%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

Fund Statistics

  Total Net Assets$1,163,659,555
  # of Portfolio Holdings10
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	45.7%
Voya VACS Index Series I Portfolio	24.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	10.1%
Voya VACS Index Series EM Portfolio	5.8%
Voya VACS Index Series MC Portfolio	3.8%
Vanguard Long-Term Treasury ETF	2.8%
Voya U.S. Bond Index Portfolio - Class I	2.3%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.1%
Equity	82.7%

Target Asset Allocations

Value	Value
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	24.0%
Emerging Markets	5.5%
US Large Blend	46.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IDXNX

Voya Index Solution 2040 Portfolio

92914J845-AR

Class Z: VSZEX

Voya Index Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,840	$10,786	$10,265	$10,923
2017	$12,992	$13,371	$10,628	$12,984
2018	$12,041	$12,113	$10,629	$12,022
2019	$14,941	$15,335	$11,556	$14,832
2020	$17,325	$17,827	$12,424	$16,815
2021	$20,246	$21,132	$12,233	$19,597
2022	$16,616	$17,252	$10,641	$16,548
2023	$19,765	$21,083	$11,230	$19,554
2024	$22,470	$24,770	$11,370	$22,070
2025	$26,719	$30,303	$12,200	$26,086

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class Z	18.91%	9.05%	10.33%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

Fund Statistics

  Total Net Assets$1,163,659,555
  # of Portfolio Holdings10
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	45.7%
Voya VACS Index Series I Portfolio	24.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	10.1%
Voya VACS Index Series EM Portfolio	5.8%
Voya VACS Index Series MC Portfolio	3.8%
Vanguard Long-Term Treasury ETF	2.8%
Voya U.S. Bond Index Portfolio - Class I	2.3%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.1%
Equity	82.7%

Target Asset Allocations

Value	Value
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	24.0%
Emerging Markets	5.5%
US Large Blend	46.5%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZEX

Voya Index Solution 2040 Portfolio

92914J472-AR

Class ADV: ISJAX

Voya Index Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$61	0.56%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,767	$10,786	$10,265	$10,954
2017	$12,916	$13,371	$10,628	$13,097
2018	$11,792	$12,113	$10,629	$12,083
2019	$14,656	$15,335	$11,556	$14,985
2020	$16,888	$17,827	$12,424	$17,032
2021	$19,800	$21,132	$12,233	$20,015
2022	$16,117	$17,252	$10,641	$16,844
2023	$19,213	$21,083	$11,230	$20,068
2024	$21,936	$24,770	$11,370	$22,792
2025	$26,221	$30,303	$12,200	$27,231

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	19.53%	9.20%	10.12%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%

Fund Statistics

  Total Net Assets$1,489,680,255
  # of Portfolio Holdings10
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	50.9%
Voya VACS Index Series I Portfolio	25.4%
Voya VACS Index Series EM Portfolio	6.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.8%
Voya VACS Index Series MC Portfolio	4.3%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	1.9%
Xtrackers USD High Yield Corporate Bond ETF	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	0.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.3%
Equity	90.5%

Target Asset Allocations

Value	Value
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	25.0%
Emerging Markets	6.5%
US Large Blend	52.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISJAX

Voya Index Solution 2045 Portfolio

92914H591-AR

Class I: ISJIX

Voya Index Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$7	0.06%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,829	$10,786	$10,265	$10,954
2017	$13,047	$13,371	$10,628	$13,097
2018	$11,982	$12,113	$10,629	$12,083
2019	$14,965	$15,335	$11,556	$14,985
2020	$17,326	$17,827	$12,424	$17,032
2021	$20,419	$21,132	$12,233	$20,015
2022	$16,705	$17,252	$10,641	$16,844
2023	$20,018	$21,083	$11,230	$20,068
2024	$22,976	$24,770	$11,370	$22,792
2025	$27,587	$30,303	$12,200	$27,231

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	20.07%	9.75%	10.68%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%

Fund Statistics

  Total Net Assets$1,489,680,255
  # of Portfolio Holdings10
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	50.9%
Voya VACS Index Series I Portfolio	25.4%
Voya VACS Index Series EM Portfolio	6.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.8%
Voya VACS Index Series MC Portfolio	4.3%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	1.9%
Xtrackers USD High Yield Corporate Bond ETF	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	0.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.3%
Equity	90.5%

Target Asset Allocations

Value	Value
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	25.0%
Emerging Markets	6.5%
US Large Blend	52.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISJIX

Voya Index Solution 2045 Portfolio

92914H724-AR

Class S: ISJSX

Voya Index Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$34	0.31%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,805	$10,786	$10,265	$10,954
2017	$12,989	$13,371	$10,628	$13,097
2018	$11,893	$12,113	$10,629	$12,083
2019	$14,812	$15,335	$11,556	$14,985
2020	$17,107	$17,827	$12,424	$17,032
2021	$20,110	$21,132	$12,233	$20,015
2022	$16,409	$17,252	$10,641	$16,844
2023	$19,615	$21,083	$11,230	$20,068
2024	$22,450	$24,770	$11,370	$22,792
2025	$26,905	$30,303	$12,200	$27,231

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	19.84%	9.48%	10.40%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%

Fund Statistics

  Total Net Assets$1,489,680,255
  # of Portfolio Holdings10
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	50.9%
Voya VACS Index Series I Portfolio	25.4%
Voya VACS Index Series EM Portfolio	6.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.8%
Voya VACS Index Series MC Portfolio	4.3%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	1.9%
Xtrackers USD High Yield Corporate Bond ETF	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	0.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.3%
Equity	90.5%

Target Asset Allocations

Value	Value
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	25.0%
Emerging Markets	6.5%
US Large Blend	52.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISJSX

Voya Index Solution 2045 Portfolio

92914H666-AR

Class S2: ISVLX

Voya Index Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$51	0.46%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,788	$10,786	$10,265	$10,954
2017	$12,942	$13,371	$10,628	$13,097
2018	$11,840	$12,113	$10,629	$12,083
2019	$14,722	$15,335	$11,556	$14,985
2020	$16,983	$17,827	$12,424	$17,032
2021	$19,918	$21,132	$12,233	$20,015
2022	$16,235	$17,252	$10,641	$16,844
2023	$19,367	$21,083	$11,230	$20,068
2024	$22,147	$24,770	$11,370	$22,792
2025	$26,490	$30,303	$12,200	$27,231

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	19.61%	9.30%	10.23%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%

Fund Statistics

  Total Net Assets$1,489,680,255
  # of Portfolio Holdings10
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	50.9%
Voya VACS Index Series I Portfolio	25.4%
Voya VACS Index Series EM Portfolio	6.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.8%
Voya VACS Index Series MC Portfolio	4.3%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	1.9%
Xtrackers USD High Yield Corporate Bond ETF	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	0.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.3%
Equity	90.5%

Target Asset Allocations

Value	Value
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	25.0%
Emerging Markets	6.5%
US Large Blend	52.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISVLX

Voya Index Solution 2045 Portfolio

92914L568-AR

Class Z: VSZFX

Voya Index Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,846	$10,786	$10,265	$10,954
2017	$13,103	$13,371	$10,628	$13,097
2018	$12,052	$12,113	$10,629	$12,083
2019	$15,085	$15,335	$11,556	$14,985
2020	$17,513	$17,827	$12,424	$17,032
2021	$20,690	$21,132	$12,233	$20,015
2022	$16,946	$17,252	$10,641	$16,844
2023	$20,323	$21,083	$11,230	$20,068
2024	$23,339	$24,770	$11,370	$22,792
2025	$28,044	$30,303	$12,200	$27,231

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class Z	20.16%	9.87%	10.86%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%

Fund Statistics

  Total Net Assets$1,489,680,255
  # of Portfolio Holdings10
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	50.9%
Voya VACS Index Series I Portfolio	25.4%
Voya VACS Index Series EM Portfolio	6.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.8%
Voya VACS Index Series MC Portfolio	4.3%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	1.9%
Xtrackers USD High Yield Corporate Bond ETF	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	0.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.3%
Equity	90.5%

Target Asset Allocations

Value	Value
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	25.0%
Emerging Markets	6.5%
US Large Blend	52.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZFX

Voya Index Solution 2045 Portfolio

92914J464-AR

Class ADV: IDXPX

Voya Index Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$64	0.58%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,794	$10,786	$10,265	$10,974
2017	$12,966	$13,371	$10,628	$13,189
2018	$11,809	$12,113	$10,629	$12,141
2019	$14,714	$15,335	$11,556	$15,098
2020	$16,871	$17,827	$12,424	$17,190
2021	$19,777	$21,132	$12,233	$20,283
2022	$16,078	$17,252	$10,641	$17,044
2023	$19,241	$21,083	$11,230	$20,382
2024	$22,066	$24,770	$11,370	$23,297
2025	$26,472	$30,303	$12,200	$27,854

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	19.97%	9.43%	10.22%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

Fund Statistics

  Total Net Assets$1,005,388,421
  # of Portfolio Holdings9
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.3%
Voya VACS Index Series EM Portfolio	6.8%
Voya VACS Index Series MC Portfolio	4.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.4%
Voya VACS Index Series SC Portfolio	3.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.2%
Equity	94.6%

Target Asset Allocations

Value	Value
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	26.0%
Emerging Markets	6.5%
US Large Blend	54.5%
Core Fixed Income	4.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IDXPX

Voya Index Solution 2050 Portfolio

92914J878-AR

Class I: IDXQX

Voya Index Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.08%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,853	$10,786	$10,265	$10,974
2017	$13,104	$13,371	$10,628	$13,189
2018	$11,991	$12,113	$10,629	$12,141
2019	$15,014	$15,335	$11,556	$15,098
2020	$17,304	$17,827	$12,424	$17,190
2021	$20,386	$21,132	$12,233	$20,283
2022	$16,657	$17,252	$10,641	$17,044
2023	$20,026	$21,083	$11,230	$20,382
2024	$23,083	$24,770	$11,370	$23,297
2025	$27,833	$30,303	$12,200	$27,854

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	20.58%	9.97%	10.78%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

Fund Statistics

  Total Net Assets$1,005,388,421
  # of Portfolio Holdings9
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.3%
Voya VACS Index Series EM Portfolio	6.8%
Voya VACS Index Series MC Portfolio	4.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.4%
Voya VACS Index Series SC Portfolio	3.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.2%
Equity	94.6%

Target Asset Allocations

Value	Value
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	26.0%
Emerging Markets	6.5%
US Large Blend	54.5%
Core Fixed Income	4.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IDXQX

Voya Index Solution 2050 Portfolio

92914J886-AR

Class S: IDXRX

Voya Index Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.33%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,820	$10,786	$10,265	$10,974
2017	$13,034	$13,371	$10,628	$13,189
2018	$11,903	$12,113	$10,629	$12,141
2019	$14,871	$15,335	$11,556	$15,098
2020	$17,093	$17,827	$12,424	$17,190
2021	$20,084	$21,132	$12,233	$20,283
2022	$16,365	$17,252	$10,641	$17,044
2023	$19,629	$21,083	$11,230	$20,382
2024	$22,577	$24,770	$11,370	$23,297
2025	$27,145	$30,303	$12,200	$27,854

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	20.23%	9.69%	10.50%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

Fund Statistics

  Total Net Assets$1,005,388,421
  # of Portfolio Holdings9
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.3%
Voya VACS Index Series EM Portfolio	6.8%
Voya VACS Index Series MC Portfolio	4.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.4%
Voya VACS Index Series SC Portfolio	3.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.2%
Equity	94.6%

Target Asset Allocations

Value	Value
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	26.0%
Emerging Markets	6.5%
US Large Blend	54.5%
Core Fixed Income	4.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IDXRX

Voya Index Solution 2050 Portfolio

92914J803-AR

Class S2: IDXSX

Voya Index Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$53	0.48%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,804	$10,786	$10,265	$10,974
2017	$12,988	$13,371	$10,628	$13,189
2018	$11,845	$12,113	$10,629	$12,141
2019	$14,770	$15,335	$11,556	$15,098
2020	$16,952	$17,827	$12,424	$17,190
2021	$19,889	$21,132	$12,233	$20,283
2022	$16,186	$17,252	$10,641	$17,044
2023	$19,388	$21,083	$11,230	$20,382
2024	$22,263	$24,770	$11,370	$23,297
2025	$26,734	$30,303	$12,200	$27,854

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	20.09%	9.54%	10.33%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

Fund Statistics

  Total Net Assets$1,005,388,421
  # of Portfolio Holdings9
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.3%
Voya VACS Index Series EM Portfolio	6.8%
Voya VACS Index Series MC Portfolio	4.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.4%
Voya VACS Index Series SC Portfolio	3.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.2%
Equity	94.6%

Target Asset Allocations

Value	Value
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	26.0%
Emerging Markets	6.5%
US Large Blend	54.5%
Core Fixed Income	4.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IDXSX

Voya Index Solution 2050 Portfolio

92914J704-AR

Class Z: VSZGX

Voya Index Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,862	$10,786	$10,265	$10,974
2017	$13,146	$13,371	$10,628	$13,189
2018	$12,057	$12,113	$10,629	$12,141
2019	$15,139	$15,335	$11,556	$15,098
2020	$17,480	$17,827	$12,424	$17,190
2021	$20,647	$21,132	$12,233	$20,283
2022	$16,902	$17,252	$10,641	$17,044
2023	$20,347	$21,083	$11,230	$20,382
2024	$23,471	$24,770	$11,370	$23,297
2025	$28,329	$30,303	$12,200	$27,854

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class Z	20.70%	10.14%	10.97%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

Fund Statistics

  Total Net Assets$1,005,388,421
  # of Portfolio Holdings9
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.3%
Voya VACS Index Series EM Portfolio	6.8%
Voya VACS Index Series MC Portfolio	4.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.4%
Voya VACS Index Series SC Portfolio	3.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.2%
Equity	94.6%

Target Asset Allocations

Value	Value
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	26.0%
Emerging Markets	6.5%
US Large Blend	54.5%
Core Fixed Income	4.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZGX

Voya Index Solution 2050 Portfolio

92914J456-AR

Class ADV: IISAX

Voya Index Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$64	0.58%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investments and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector and U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,761	$10,786	$10,265	$10,994
2017	$12,953	$13,371	$10,628	$13,246
2018	$11,804	$12,113	$10,629	$12,190
2019	$14,697	$15,335	$11,556	$15,174
2020	$16,887	$17,827	$12,424	$17,277
2021	$19,812	$21,132	$12,233	$20,420
2022	$16,096	$17,252	$10,641	$17,159
2023	$19,260	$21,083	$11,230	$20,525
2024	$22,111	$24,770	$11,370	$23,464
2025	$26,565	$30,303	$12,200	$28,172

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	20.14%	9.48%	10.26%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

Fund Statistics

  Total Net Assets$1,016,990,285
  # of Portfolio Holdings9
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IISAX

Voya Index Solution 2055 Portfolio

92914L683-AR

Class I: IISNX

Voya Index Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.08%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investments and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector and U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,810	$10,786	$10,265	$10,994
2017	$13,083	$13,371	$10,628	$13,246
2018	$11,973	$12,113	$10,629	$12,190
2019	$14,994	$15,335	$11,556	$15,174
2020	$17,307	$17,827	$12,424	$17,277
2021	$20,413	$21,132	$12,233	$20,420
2022	$16,661	$17,252	$10,641	$17,159
2023	$20,049	$21,083	$11,230	$20,525
2024	$23,133	$24,770	$11,370	$23,464
2025	$27,919	$30,303	$12,200	$28,172

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	20.69%	10.04%	10.81%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

Fund Statistics

  Total Net Assets$1,016,990,285
  # of Portfolio Holdings9
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IISNX

Voya Index Solution 2055 Portfolio

92914L691-AR

Class S: IISSX

Voya Index Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.33%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investments and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector and U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,789	$10,786	$10,265	$10,994
2017	$13,015	$13,371	$10,628	$13,246
2018	$11,887	$12,113	$10,629	$12,190
2019	$14,852	$15,335	$11,556	$15,174
2020	$17,097	$17,827	$12,424	$17,277
2021	$20,114	$21,132	$12,233	$20,420
2022	$16,380	$17,252	$10,641	$17,159
2023	$19,657	$21,083	$11,230	$20,525
2024	$22,625	$24,770	$11,370	$23,464
2025	$27,236	$30,303	$12,200	$28,172

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	20.38%	9.76%	10.54%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

Fund Statistics

  Total Net Assets$1,016,990,285
  # of Portfolio Holdings9
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IISSX

Voya Index Solution 2055 Portfolio

92914L717-AR

Class S2: IISTX

Voya Index Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$53	0.48%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investments and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector and U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,771	$10,786	$10,265	$10,994
2017	$12,979	$13,371	$10,628	$13,246
2018	$11,840	$12,113	$10,629	$12,190
2019	$14,763	$15,335	$11,556	$15,174
2020	$16,974	$17,827	$12,424	$17,277
2021	$19,933	$21,132	$12,233	$20,420
2022	$16,208	$17,252	$10,641	$17,159
2023	$19,423	$21,083	$11,230	$20,525
2024	$22,317	$24,770	$11,370	$23,464
2025	$26,825	$30,303	$12,200	$28,172

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	20.20%	9.59%	10.37%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

Fund Statistics

  Total Net Assets$1,016,990,285
  # of Portfolio Holdings9
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IISTX

Voya Index Solution 2055 Portfolio

92914L725-AR

Class Z: VSZHX

Voya Index Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investments and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector and U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,824	$10,786	$10,265	$10,994
2017	$13,126	$13,371	$10,628	$13,246
2018	$12,045	$12,113	$10,629	$12,190
2019	$15,121	$15,335	$11,556	$15,174
2020	$17,493	$17,827	$12,424	$17,277
2021	$20,675	$21,132	$12,233	$20,420
2022	$16,912	$17,252	$10,641	$17,159
2023	$20,369	$21,083	$11,230	$20,525
2024	$23,523	$24,770	$11,370	$23,464
2025	$28,419	$30,303	$12,200	$28,172

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class Z	20.82%	10.19%	11.01%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

Fund Statistics

  Total Net Assets$1,016,990,285
  # of Portfolio Holdings9
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZHX

Voya Index Solution 2055 Portfolio

92914J449-AR

Class ADV: VPSAX

Voya Index Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$64	0.58%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,787	$10,786	$10,265	$11,008
2017	$12,993	$13,371	$10,628	$13,291
2018	$11,839	$12,113	$10,629	$12,235
2019	$14,753	$15,335	$11,556	$15,260
2020	$16,982	$17,827	$12,424	$17,395
2021	$19,979	$21,132	$12,233	$20,535
2022	$16,216	$17,252	$10,641	$17,248
2023	$19,405	$21,083	$11,230	$20,652
2024	$22,284	$24,770	$11,370	$23,633
2025	$26,763	$30,303	$12,200	$28,346

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	20.10%	9.52%	10.35%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

Fund Statistics

  Total Net Assets$674,512,029
  # of Portfolio Holdings9
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VPSAX

Voya Index Solution 2060 Portfolio

92914L238-AR

Class I: VISPX

Voya Index Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.08%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,824	$10,786	$10,265	$11,008
2017	$13,108	$13,371	$10,628	$13,291
2018	$11,999	$12,113	$10,629	$12,235
2019	$15,037	$15,335	$11,556	$15,260
2020	$17,396	$17,827	$12,424	$17,395
2021	$20,560	$21,132	$12,233	$20,535
2022	$16,768	$17,252	$10,641	$17,248
2023	$20,183	$21,083	$11,230	$20,652
2024	$23,294	$24,770	$11,370	$23,633
2025	$28,109	$30,303	$12,200	$28,346

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	20.67%	10.07%	10.89%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

Fund Statistics

  Total Net Assets$674,512,029
  # of Portfolio Holdings9
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VISPX

Voya Index Solution 2060 Portfolio

92914L279-AR

Class S: VPISX

Voya Index Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.33%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,806	$10,786	$10,265	$11,008
2017	$13,050	$13,371	$10,628	$13,291
2018	$11,920	$12,113	$10,629	$12,235
2019	$14,884	$15,335	$11,556	$15,260
2020	$17,172	$17,827	$12,424	$17,395
2021	$20,257	$21,132	$12,233	$20,535
2022	$16,479	$17,252	$10,641	$17,248
2023	$19,787	$21,083	$11,230	$20,652
2024	$22,781	$24,770	$11,370	$23,633
2025	$27,422	$30,303	$12,200	$28,346

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	20.37%	9.81%	10.61%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

Fund Statistics

  Total Net Assets$674,512,029
  # of Portfolio Holdings9
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VPISX

Voya Index Solution 2060 Portfolio

92914L261-AR

Class S2: VPSSX

Voya Index Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$53	0.48%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,792	$10,786	$10,265	$11,008
2017	$13,008	$13,371	$10,628	$13,291
2018	$11,870	$12,113	$10,629	$12,235
2019	$14,809	$15,335	$11,556	$15,260
2020	$17,056	$17,827	$12,424	$17,395
2021	$20,088	$21,132	$12,233	$20,535
2022	$16,317	$17,252	$10,641	$17,248
2023	$19,557	$21,083	$11,230	$20,652
2024	$22,483	$24,770	$11,370	$23,633
2025	$27,021	$30,303	$12,200	$28,346

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	20.19%	9.64%	10.45%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

Fund Statistics

  Total Net Assets$674,512,029
  # of Portfolio Holdings9
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VPSSX

Voya Index Solution 2060 Portfolio

92914L253-AR

Class Z: VSZIX

Voya Index Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$1	0.01%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,858	$10,786	$10,265	$11,008
2017	$13,164	$13,371	$10,628	$13,291
2018	$12,076	$12,113	$10,629	$12,235
2019	$15,169	$15,335	$11,556	$15,260
2020	$17,584	$17,827	$12,424	$17,395
2021	$20,837	$21,132	$12,233	$20,535
2022	$17,034	$17,252	$10,641	$17,248
2023	$20,520	$21,083	$11,230	$20,652
2024	$23,696	$24,770	$11,370	$23,633
2025	$28,635	$30,303	$12,200	$28,346

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class Z	20.84%	10.24%	11.09%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

Fund Statistics

  Total Net Assets$674,512,029
  # of Portfolio Holdings9
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	26.5%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZIX

Voya Index Solution 2060 Portfolio

92914J431-AR

Class ADV: VIQAX

Voya Index Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$66	0.60%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,662	$11,704	$10,004	$11,610
2021	$13,732	$13,874	$9,850	$13,720
2022	$11,142	$11,327	$8,568	$11,531
2023	$13,356	$13,841	$9,042	$13,820
2024	$15,354	$16,262	$9,155	$15,869
2025	$18,456	$19,895	$9,824	$19,070

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class ADV	20.20%	9.61%	11.96%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

Fund Statistics

  Total Net Assets$219,953,427
  # of Portfolio Holdings9
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	27.3%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.3%
Equity	96.5%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VIQAX

Voya Index Solution 2065 Portfolio

92914J423-AR

Class I: VIQIX

Voya Index Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$11	0.10%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,679	$11,704	$10,004	$11,610
2021	$13,833	$13,874	$9,850	$13,720
2022	$11,281	$11,327	$8,568	$11,531
2023	$13,584	$13,841	$9,042	$13,820
2024	$15,690	$16,262	$9,155	$15,869
2025	$18,957	$19,895	$9,824	$19,070

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class I	20.82%	10.17%	12.51%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

Fund Statistics

  Total Net Assets$219,953,427
  # of Portfolio Holdings9
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	27.3%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.3%
Equity	96.5%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VIQIX

Voya Index Solution 2065 Portfolio

92914J415-AR

Class S: VIQSX

Voya Index Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$39	0.35%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,672	$11,704	$10,004	$11,610
2021	$13,782	$13,874	$9,850	$13,720
2022	$11,203	$11,327	$8,568	$11,531
2023	$13,473	$13,841	$9,042	$13,820
2024	$15,515	$16,262	$9,155	$15,869
2025	$18,706	$19,895	$9,824	$19,070

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class S	20.57%	9.89%	12.24%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

Fund Statistics

  Total Net Assets$219,953,427
  # of Portfolio Holdings9
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	27.3%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.3%
Equity	96.5%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VIQSX

Voya Index Solution 2065 Portfolio

92914J399-AR

Class S2: VIQUX

Voya Index Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$55	0.50%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,659	$11,704	$10,004	$11,610
2021	$13,743	$13,874	$9,850	$13,720
2022	$11,167	$11,327	$8,568	$11,531
2023	$13,398	$13,841	$9,042	$13,820
2024	$15,412	$16,262	$9,155	$15,869
2025	$18,545	$19,895	$9,824	$19,070

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class S2	20.33%	9.73%	12.06%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

Fund Statistics

  Total Net Assets$219,953,427
  # of Portfolio Holdings9
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	27.3%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.3%
Equity	96.5%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VIQUX

Voya Index Solution 2065 Portfolio

92914J381-AR

Class Z: VIQZX

Voya Index Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,689	$11,704	$10,004	$11,610
2021	$13,873	$13,874	$9,850	$13,720
2022	$11,338	$11,327	$8,568	$11,531
2023	$13,680	$13,841	$9,042	$13,820
2024	$15,814	$16,262	$9,155	$15,869
2025	$19,134	$19,895	$9,824	$19,070

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class Z	21.00%	10.36%	12.71%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

Fund Statistics

  Total Net Assets$219,953,427
  # of Portfolio Holdings9
  Portfolio Turnover Rate25%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	27.3%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.3%
Equity	96.5%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VIQZX

Voya Index Solution 2065 Portfolio

92914J373-AR

Class ADV: VSIBX

Voya Index Solution 2070 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADVFootnote Reference*	$21	0.52%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to U.S. mid cap equities and underweight in emerging market equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the period, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,751	$10,838	$10,278	$10,786

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	Since Inception (8/8/2025)
Class ADV	7.51%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

Fund Statistics

  Total Net Assets$5,365,165
  # of Portfolio Holdings10
  Portfolio Turnover Rate12%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	7.2%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.3%
Equity	96.8%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VSIBX

Voya Index Solution 2070 Portfolio

92915V862-AR

Class I: VSICX

Voya Index Solution 2070 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class IFootnote Reference*	$1	0.02%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to U.S. mid cap equities and underweight in emerging market equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the period, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,773	$10,838	$10,278	$10,786

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	Since Inception (8/8/2025)
Class I	7.73%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

Fund Statistics

  Total Net Assets$5,365,165
  # of Portfolio Holdings10
  Portfolio Turnover Rate12%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	7.2%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.3%
Equity	96.8%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VSICX

Voya Index Solution 2070 Portfolio

92915V854-AR

Class S: VSISX

Voya Index Solution 2070 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class SFootnote Reference*	$11	0.27%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to U.S. mid cap equities and underweight in emerging market equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the period, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,772	$10,838	$10,278	$10,786

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	Since Inception (8/8/2025)
Class S	7.72%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

Fund Statistics

  Total Net Assets$5,365,165
  # of Portfolio Holdings10
  Portfolio Turnover Rate12%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	7.2%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.3%
Equity	96.8%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VSISX

Voya Index Solution 2070 Portfolio

92915V847-AR

Class S2: VSITX

Voya Index Solution 2070 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2Footnote Reference*	$17	0.42%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to U.S. mid cap equities and underweight in emerging market equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the period, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,761	$10,838	$10,278	$10,786

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	Since Inception (8/8/2025)
Class S2	7.61%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

Fund Statistics

  Total Net Assets$5,365,165
  # of Portfolio Holdings10
  Portfolio Turnover Rate12%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	7.2%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.3%
Equity	96.8%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VSITX

Voya Index Solution 2070 Portfolio

92915V821-AR

Class Z: VSIZX

Voya Index Solution 2070 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ZFootnote Reference*	$0	0.01%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to U.S. mid cap equities and underweight in emerging market equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the period, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,773	$10,838	$10,278	$10,786

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	Since Inception (8/8/2025)
Class Z	7.73%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

Fund Statistics

  Total Net Assets$5,365,165
  # of Portfolio Holdings10
  Portfolio Turnover Rate12%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	7.2%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.3%
Equity	96.8%

Target Asset Allocations

Value	Value
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	7.0%
US Large Blend	54.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSIZX

Voya Index Solution 2070 Portfolio

92915V813-AR

Class ADV: ISKAX

Voya Index Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$57	0.54%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities as well as underweights in U.S. real estate investment trusts, U.S. small cap equities & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to the health care sector & U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,471	$10,786	$10,265	$10,501
2017	$11,381	$13,371	$10,628	$11,398
2018	$10,983	$12,113	$10,629	$11,108
2019	$12,368	$15,335	$11,556	$12,589
2020	$13,696	$17,827	$12,424	$13,698
2021	$14,466	$21,132	$12,233	$14,398
2022	$12,359	$17,252	$10,641	$12,790
2023	$13,652	$21,083	$11,230	$14,113
2024	$14,517	$24,770	$11,370	$15,036
2025	$16,158	$30,303	$12,200	$16,789

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	11.30%	3.36%	4.92%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%

Fund Statistics

  Total Net Assets$1,453,008,842
  # of Portfolio Holdings11
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	36.6%
Voya VACS Index Series S Portfolio	20.0%
Voya VACS Index Series I Portfolio	11.9%
Schwab U.S. TIPS ETF	9.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.4%
Vanguard Long-Term Treasury ETF	2.9%
Voya VACS Index Series EM Portfolio	2.7%
Invesco S&P 500 Equal Weight ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.6%
Fixed Income	64.4%

Target Asset Allocations

Value	Value
International	11.5%
Emerging Markets	2.5%
US Large Blend	20.5%
Core Fixed Income	40.5%
High Yield	4.0%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISKAX

Voya Index Solution Income Portfolio

92914H559-AR

Class I: ISKIX

Voya Index Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$4	0.04%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities as well as underweights in U.S. real estate investment trusts, U.S. small cap equities & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to the health care sector & U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,523	$10,786	$10,265	$10,501
2017	$11,508	$13,371	$10,628	$11,398
2018	$11,158	$12,113	$10,629	$11,108
2019	$12,627	$15,335	$11,556	$12,589
2020	$14,056	$17,827	$12,424	$13,698
2021	$14,913	$21,132	$12,233	$14,398
2022	$12,805	$17,252	$10,641	$12,790
2023	$14,219	$21,083	$11,230	$14,113
2024	$15,202	$24,770	$11,370	$15,036
2025	$17,000	$30,303	$12,200	$16,789

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	11.83%	3.88%	5.45%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%

Fund Statistics

  Total Net Assets$1,453,008,842
  # of Portfolio Holdings11
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	36.6%
Voya VACS Index Series S Portfolio	20.0%
Voya VACS Index Series I Portfolio	11.9%
Schwab U.S. TIPS ETF	9.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.4%
Vanguard Long-Term Treasury ETF	2.9%
Voya VACS Index Series EM Portfolio	2.7%
Invesco S&P 500 Equal Weight ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.6%
Fixed Income	64.4%

Target Asset Allocations

Value	Value
International	11.5%
Emerging Markets	2.5%
US Large Blend	20.5%
Core Fixed Income	40.5%
High Yield	4.0%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISKIX

Voya Index Solution Income Portfolio

92914H674-AR

Class S: ISKSX

Voya Index Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$31	0.29%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities as well as underweights in U.S. real estate investment trusts, U.S. small cap equities & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to the health care sector & U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,495	$10,786	$10,265	$10,501
2017	$11,445	$13,371	$10,628	$11,398
2018	$11,074	$12,113	$10,629	$11,108
2019	$12,500	$15,335	$11,556	$12,589
2020	$13,881	$17,827	$12,424	$13,698
2021	$14,687	$21,132	$12,233	$14,398
2022	$12,585	$17,252	$10,641	$12,790
2023	$13,934	$21,083	$11,230	$14,113
2024	$14,855	$24,770	$11,370	$15,036
2025	$16,572	$30,303	$12,200	$16,789

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	11.56%	3.61%	5.18%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%

Fund Statistics

  Total Net Assets$1,453,008,842
  # of Portfolio Holdings11
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	36.6%
Voya VACS Index Series S Portfolio	20.0%
Voya VACS Index Series I Portfolio	11.9%
Schwab U.S. TIPS ETF	9.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.4%
Vanguard Long-Term Treasury ETF	2.9%
Voya VACS Index Series EM Portfolio	2.7%
Invesco S&P 500 Equal Weight ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.6%
Fixed Income	64.4%

Target Asset Allocations

Value	Value
International	11.5%
Emerging Markets	2.5%
US Large Blend	20.5%
Core Fixed Income	40.5%
High Yield	4.0%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISKSX

Voya Index Solution Income Portfolio

92914H617-AR

Class S2: IIIPX

Voya Index Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$46	0.44%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities as well as underweights in U.S. real estate investment trusts, U.S. small cap equities & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to the health care sector & U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,479	$10,786	$10,265	$10,501
2017	$11,411	$13,371	$10,628	$11,398
2018	$11,024	$12,113	$10,629	$11,108
2019	$12,423	$15,335	$11,556	$12,589
2020	$13,764	$17,827	$12,424	$13,698
2021	$14,548	$21,132	$12,233	$14,398
2022	$12,443	$17,252	$10,641	$12,790
2023	$13,760	$21,083	$11,230	$14,113
2024	$14,653	$24,770	$11,370	$15,036
2025	$16,317	$30,303	$12,200	$16,789

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	11.36%	3.46%	5.02%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%

Fund Statistics

  Total Net Assets$1,453,008,842
  # of Portfolio Holdings11
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	36.6%
Voya VACS Index Series S Portfolio	20.0%
Voya VACS Index Series I Portfolio	11.9%
Schwab U.S. TIPS ETF	9.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.4%
Vanguard Long-Term Treasury ETF	2.9%
Voya VACS Index Series EM Portfolio	2.7%
Invesco S&P 500 Equal Weight ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.6%
Fixed Income	64.4%

Target Asset Allocations

Value	Value
International	11.5%
Emerging Markets	2.5%
US Large Blend	20.5%
Core Fixed Income	40.5%
High Yield	4.0%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IIIPX

Voya Index Solution Income Portfolio

92914L576-AR

Class Z: VSZJX

Voya Index Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities as well as underweights in U.S. real estate investment trusts, U.S. small cap equities & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to the health care sector & U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Total Return Based on $10,000 Investment

	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,532	$10,786	$10,265	$10,501
2017	$11,536	$13,371	$10,628	$11,398
2018	$11,209	$12,113	$10,629	$11,108
2019	$12,719	$15,335	$11,556	$12,589
2020	$14,180	$17,827	$12,424	$13,698
2021	$15,090	$21,132	$12,233	$14,398
2022	$12,985	$17,252	$10,641	$12,790
2023	$14,411	$21,083	$11,230	$14,113
2024	$15,415	$24,770	$11,370	$15,036
2025	$17,261	$30,303	$12,200	$16,789

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class Z	11.97%	4.01%	5.61%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%

Fund Statistics

  Total Net Assets$1,453,008,842
  # of Portfolio Holdings11
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	36.6%
Voya VACS Index Series S Portfolio	20.0%
Voya VACS Index Series I Portfolio	11.9%
Schwab U.S. TIPS ETF	9.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.4%
Vanguard Long-Term Treasury ETF	2.9%
Voya VACS Index Series EM Portfolio	2.7%
Invesco S&P 500 Equal Weight ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.6%
Fixed Income	64.4%

Target Asset Allocations

Value	Value
International	11.5%
Emerging Markets	2.5%
US Large Blend	20.5%
Core Fixed Income	40.5%
High Yield	4.0%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZJX

Voya Index Solution Income Portfolio

92914J530-AR

Class ADV: IFTAX

Voya International High Dividend Low Volatility Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$147	1.24%

How did the Fund perform in the past 12 months?

For the reporting period ended December 31, 2025, the Fund underperformed the MSCI EAFE Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment pillar. The higher dividend yield was another major contributor. Stock selection within the consumer staples, energy, & financials sectors were contributors. On the regional level, portfolio holdings in Asia Ex-Japan contributed. ·Not owning Toyota Motor Corp., & the underweight positions in Sanofi SA and Nestle S.A. were contributors.

↓ Top detractors from performance: The lower beta positioning was the main detractor.  Stock selection within materials, industrials, and real estate sectors were a headwind.  Holdings in the Japan, Europe (Non-Euro), & United Kingdom regions detracted.  Not owning Banco Santander, S.A.& Banco Bilbao Vizcaya Argentaria, S.A., as well as an overweight position to SIG Group AG were detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE Value® Index℠
2015	$10,000	$10,000	$10,000
2016	$10,133	$10,450	$10,502
2017	$12,328	$13,291	$12,754
2018	$10,439	$11,404	$10,869
2019	$12,122	$13,857	$12,617
2020	$11,981	$15,333	$12,286
2021	$13,359	$16,532	$13,623
2022	$12,110	$13,887	$12,863
2023	$13,835	$16,055	$15,301
2024	$14,778	$16,944	$16,171
2025	$20,226	$22,431	$23,002

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	36.87%	11.04%	7.30%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI EAFE Value® Index℠	42.25%	13.36%	8.69%

Fund Statistics

  Total Net Assets$346,938,479
  # of Portfolio Holdings182
  Portfolio Turnover Rate82%
  Investment Advisory Fees Paid$1,929,433

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

HSBC Holdings PLC	3.2%
Roche Holding AG	2.4%
Allianz SE	2.3%
Shell PLC	2.0%
Intesa Sanpaolo SpA	1.5%
ING Groep NV	1.4%
British American Tobacco PLC	1.4%
Enel SpA	1.4%
ANZ Group Holdings Ltd.	1.3%
Reckitt Benckiser Group PLC	1.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.5%
Countries-Other	13.7%
Hong Kong	2.7%
Norway	3.7%
Switzerland	4.6%
Netherlands	6.3%
Italy	6.3%
Germany	6.4%
Australia	6.6%
United States	7.1%
France	8.1%
United Kingdom	12.9%
Japan	21.1%

Sector Allocation

Value	Value
Financials	37.5%
Industrials	12.5%
Consumer Staples	11.0%
Health Care	7.9%
Utilities	7.1%
Energy	6.6%
Communication Services	5.8%
Materials	4.9%
Consumer Discretionary	2.7%
Real Estate	2.5%
Exchange-Traded Funds	1.1%
Information Technology	1.0%
Short-Term Investments	3.6%
Liabilities in Excess of Other Assets	(4.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IFTAX

Voya International High Dividend Low Volatility Portfolio

92914H484-AR

Class I: IFTIX

Voya International High Dividend Low Volatility Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$88	0.74%

How did the Fund perform in the past 12 months?

For the reporting period ended December 31, 2025, the Fund underperformed the MSCI EAFE Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment pillar. The higher dividend yield was another major contributor. Stock selection within the consumer staples, energy, & financials sectors were contributors. On the regional level, portfolio holdings in Asia Ex-Japan contributed. ·Not owning Toyota Motor Corp., & the underweight positions in Sanofi SA and Nestle S.A. were contributors.

↓ Top detractors from performance: The lower beta positioning was the main detractor.  Stock selection within materials, industrials, and real estate sectors were a headwind.  Holdings in the Japan, Europe (Non-Euro), & United Kingdom regions detracted.  Not owning Banco Santander, S.A.& Banco Bilbao Vizcaya Argentaria, S.A., as well as an overweight position to SIG Group AG were detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE Value® Index℠
2015	$10,000	$10,000	$10,000
2016	$10,185	$10,450	$10,502
2017	$12,461	$13,291	$12,754
2018	$10,598	$11,404	$10,869
2019	$12,373	$13,857	$12,617
2020	$12,285	$15,333	$12,286
2021	$13,769	$16,532	$13,623
2022	$12,544	$13,887	$12,863
2023	$14,409	$16,055	$15,301
2024	$15,451	$16,944	$16,171
2025	$21,261	$22,431	$23,002

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	37.60%	11.59%	7.83%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI EAFE Value® Index℠	42.25%	13.36%	8.69%

Fund Statistics

  Total Net Assets$346,938,479
  # of Portfolio Holdings182
  Portfolio Turnover Rate82%
  Investment Advisory Fees Paid$1,929,433

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

HSBC Holdings PLC	3.2%
Roche Holding AG	2.4%
Allianz SE	2.3%
Shell PLC	2.0%
Intesa Sanpaolo SpA	1.5%
ING Groep NV	1.4%
British American Tobacco PLC	1.4%
Enel SpA	1.4%
ANZ Group Holdings Ltd.	1.3%
Reckitt Benckiser Group PLC	1.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.5%
Countries-Other	13.7%
Hong Kong	2.7%
Norway	3.7%
Switzerland	4.6%
Netherlands	6.3%
Italy	6.3%
Germany	6.4%
Australia	6.6%
United States	7.1%
France	8.1%
United Kingdom	12.9%
Japan	21.1%

Sector Allocation

Value	Value
Financials	37.5%
Industrials	12.5%
Consumer Staples	11.0%
Health Care	7.9%
Utilities	7.1%
Energy	6.6%
Communication Services	5.8%
Materials	4.9%
Consumer Discretionary	2.7%
Real Estate	2.5%
Exchange-Traded Funds	1.1%
Information Technology	1.0%
Short-Term Investments	3.6%
Liabilities in Excess of Other Assets	(4.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IFTIX

Voya International High Dividend Low Volatility Portfolio

92914H492-AR

Class S: IFTSX

Voya International High Dividend Low Volatility Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$117	0.99%

How did the Fund perform in the past 12 months?

For the reporting period ended December 31, 2025, the Fund underperformed the MSCI EAFE Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment pillar. The higher dividend yield was another major contributor. Stock selection within the consumer staples, energy, & financials sectors were contributors. On the regional level, portfolio holdings in Asia Ex-Japan contributed. ·Not owning Toyota Motor Corp., & the underweight positions in Sanofi SA and Nestle S.A. were contributors.

↓ Top detractors from performance: The lower beta positioning was the main detractor.  Stock selection within materials, industrials, and real estate sectors were a headwind.  Holdings in the Japan, Europe (Non-Euro), & United Kingdom regions detracted.  Not owning Banco Santander, S.A.& Banco Bilbao Vizcaya Argentaria, S.A., as well as an overweight position to SIG Group AG were detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE Value® Index℠
2015	$10,000	$10,000	$10,000
2016	$10,162	$10,450	$10,502
2017	$12,398	$13,291	$12,754
2018	$10,520	$11,404	$10,869
2019	$12,245	$13,857	$12,617
2020	$12,130	$15,333	$12,286
2021	$13,560	$16,532	$13,623
2022	$12,330	$13,887	$12,863
2023	$14,120	$16,055	$15,301
2024	$15,121	$16,944	$16,171
2025	$20,745	$22,431	$23,002

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	37.20%	11.33%	7.57%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI EAFE Value® Index℠	42.25%	13.36%	8.69%

Fund Statistics

  Total Net Assets$346,938,479
  # of Portfolio Holdings182
  Portfolio Turnover Rate82%
  Investment Advisory Fees Paid$1,929,433

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

HSBC Holdings PLC	3.2%
Roche Holding AG	2.4%
Allianz SE	2.3%
Shell PLC	2.0%
Intesa Sanpaolo SpA	1.5%
ING Groep NV	1.4%
British American Tobacco PLC	1.4%
Enel SpA	1.4%
ANZ Group Holdings Ltd.	1.3%
Reckitt Benckiser Group PLC	1.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.5%
Countries-Other	13.7%
Hong Kong	2.7%
Norway	3.7%
Switzerland	4.6%
Netherlands	6.3%
Italy	6.3%
Germany	6.4%
Australia	6.6%
United States	7.1%
France	8.1%
United Kingdom	12.9%
Japan	21.1%

Sector Allocation

Value	Value
Financials	37.5%
Industrials	12.5%
Consumer Staples	11.0%
Health Care	7.9%
Utilities	7.1%
Energy	6.6%
Communication Services	5.8%
Materials	4.9%
Consumer Discretionary	2.7%
Real Estate	2.5%
Exchange-Traded Funds	1.1%
Information Technology	1.0%
Short-Term Investments	3.6%
Liabilities in Excess of Other Assets	(4.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IFTSX

Voya International High Dividend Low Volatility Portfolio

92914H518-AR

Class S2: ITFEX

Voya International High Dividend Low Volatility Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$135	1.14%

How did the Fund perform in the past 12 months?

For the reporting period ended December 31, 2025, the Fund underperformed the MSCI EAFE Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment pillar. The higher dividend yield was another major contributor. Stock selection within the consumer staples, energy, & financials sectors were contributors. On the regional level, portfolio holdings in Asia Ex-Japan contributed. ·Not owning Toyota Motor Corp., & the underweight positions in Sanofi SA and Nestle S.A. were contributors.

↓ Top detractors from performance: The lower beta positioning was the main detractor.  Stock selection within materials, industrials, and real estate sectors were a headwind.  Holdings in the Japan, Europe (Non-Euro), & United Kingdom regions detracted.  Not owning Banco Santander, S.A.& Banco Bilbao Vizcaya Argentaria, S.A., as well as an overweight position to SIG Group AG were detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE Value® Index℠
2015	$10,000	$10,000	$10,000
2016	$10,139	$10,450	$10,502
2017	$12,359	$13,291	$12,754
2018	$10,473	$11,404	$10,869
2019	$12,178	$13,857	$12,617
2020	$12,038	$15,333	$12,286
2021	$13,442	$16,532	$13,623
2022	$12,193	$13,887	$12,863
2023	$13,935	$16,055	$15,301
2024	$14,904	$16,944	$16,171
2025	$20,429	$22,431	$23,002

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	37.07%	11.16%	7.40%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI EAFE Value® Index℠	42.25%	13.36%	8.69%

Fund Statistics

  Total Net Assets$346,938,479
  # of Portfolio Holdings182
  Portfolio Turnover Rate82%
  Investment Advisory Fees Paid$1,929,433

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

HSBC Holdings PLC	3.2%
Roche Holding AG	2.4%
Allianz SE	2.3%
Shell PLC	2.0%
Intesa Sanpaolo SpA	1.5%
ING Groep NV	1.4%
British American Tobacco PLC	1.4%
Enel SpA	1.4%
ANZ Group Holdings Ltd.	1.3%
Reckitt Benckiser Group PLC	1.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.5%
Countries-Other	13.7%
Hong Kong	2.7%
Norway	3.7%
Switzerland	4.6%
Netherlands	6.3%
Italy	6.3%
Germany	6.4%
Australia	6.6%
United States	7.1%
France	8.1%
United Kingdom	12.9%
Japan	21.1%

Sector Allocation

Value	Value
Financials	37.5%
Industrials	12.5%
Consumer Staples	11.0%
Health Care	7.9%
Utilities	7.1%
Energy	6.6%
Communication Services	5.8%
Materials	4.9%
Consumer Discretionary	2.7%
Real Estate	2.5%
Exchange-Traded Funds	1.1%
Information Technology	1.0%
Short-Term Investments	3.6%
Liabilities in Excess of Other Assets	(4.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITFEX

Voya International High Dividend Low Volatility Portfolio

92914L485-AR

Class ADV: ISNFX

Voya Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$80	0.75%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Tactical asset allocation had a positive impact. The Fund’s overweights to U.S. large cap growth and international equities as well as underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF, and Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Underlying fund selection had a negative impact. The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,609	$10,786	$10,265	$10,835
2017	$12,435	$13,371	$10,628	$12,589
2018	$11,506	$12,113	$10,629	$11,835
2019	$13,822	$15,335	$11,556	$14,247
2020	$15,756	$17,827	$12,424	$15,944
2021	$17,687	$21,132	$12,233	$17,954
2022	$14,488	$17,252	$10,641	$15,448
2023	$16,714	$21,083	$11,230	$17,734
2024	$18,373	$24,770	$11,370	$19,489
2025	$20,951	$30,303	$12,200	$22,437

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	14.03%	5.87%	7.68%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

Fund Statistics

  Total Net Assets$74,359,766
  # of Portfolio Holdings20
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$110,105

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	19.9%
Voya U.S. Stock Index Portfolio - Class I	17.8%
Voya Multi-Manager International Equity Fund - Class I	10.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Vanguard FTSE Developed Markets ETF	6.4%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	35.4%
Equity	64.6%

Target Asset Allocations

Value	Value
US Large Blend	25.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.5%
US Small Cap	2.0%
International	14.0%
Emerging Markets	3.5%
Core Fixed Income	30.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISNFX

Voya Solution 2030 Portfolio

92914J852-AR

Class I: ISNGX

Voya Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$27	0.25%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Tactical asset allocation had a positive impact. The Fund’s overweights to U.S. large cap growth and international equities as well as underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF, and Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Underlying fund selection had a negative impact. The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,655	$10,786	$10,265	$10,835
2017	$12,558	$13,371	$10,628	$12,589
2018	$11,682	$12,113	$10,629	$11,835
2019	$14,094	$15,335	$11,556	$14,247
2020	$16,152	$17,827	$12,424	$15,944
2021	$18,219	$21,132	$12,233	$17,954
2022	$14,997	$17,252	$10,641	$15,448
2023	$17,379	$21,083	$11,230	$17,734
2024	$19,217	$24,770	$11,370	$19,489
2025	$22,011	$30,303	$12,200	$22,437

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	14.54%	6.39%	8.21%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

Fund Statistics

  Total Net Assets$74,359,766
  # of Portfolio Holdings20
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$110,105

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	19.9%
Voya U.S. Stock Index Portfolio - Class I	17.8%
Voya Multi-Manager International Equity Fund - Class I	10.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Vanguard FTSE Developed Markets ETF	6.4%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	35.4%
Equity	64.6%

Target Asset Allocations

Value	Value
US Large Blend	25.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.5%
US Small Cap	2.0%
International	14.0%
Emerging Markets	3.5%
Core Fixed Income	30.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISNGX

Voya Solution 2030 Portfolio

92914J746-AR

Class S: ISNHX

Voya Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$54	0.50%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Tactical asset allocation had a positive impact. The Fund’s overweights to U.S. large cap growth and international equities as well as underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF, and Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Underlying fund selection had a negative impact. The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,632	$10,786	$10,265	$10,835
2017	$12,502	$13,371	$10,628	$12,589
2018	$11,599	$12,113	$10,629	$11,835
2019	$13,960	$15,335	$11,556	$14,247
2020	$15,963	$17,827	$12,424	$15,944
2021	$17,957	$21,132	$12,233	$17,954
2022	$14,747	$17,252	$10,641	$15,448
2023	$17,042	$21,083	$11,230	$17,734
2024	$18,787	$24,770	$11,370	$19,489
2025	$21,475	$30,303	$12,200	$22,437

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	14.30%	6.11%	7.94%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

Fund Statistics

  Total Net Assets$74,359,766
  # of Portfolio Holdings20
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$110,105

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	19.9%
Voya U.S. Stock Index Portfolio - Class I	17.8%
Voya Multi-Manager International Equity Fund - Class I	10.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Vanguard FTSE Developed Markets ETF	6.4%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	35.4%
Equity	64.6%

Target Asset Allocations

Value	Value
US Large Blend	25.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.5%
US Small Cap	2.0%
International	14.0%
Emerging Markets	3.5%
Core Fixed Income	30.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISNHX

Voya Solution 2030 Portfolio

92914J639-AR

Class S2: ISNIX

Voya Solution 2030 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$70	0.65%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Tactical asset allocation had a positive impact. The Fund’s overweights to U.S. large cap growth and international equities as well as underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF, and Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Underlying fund selection had a negative impact. The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,617	$10,786	$10,265	$10,835
2017	$12,463	$13,371	$10,628	$12,589
2018	$11,540	$12,113	$10,629	$11,835
2019	$13,875	$15,335	$11,556	$14,247
2020	$15,841	$17,827	$12,424	$15,944
2021	$17,799	$21,132	$12,233	$17,954
2022	$14,593	$17,252	$10,641	$15,448
2023	$16,844	$21,083	$11,230	$17,734
2024	$18,547	$24,770	$11,370	$19,489
2025	$21,167	$30,303	$12,200	$22,437

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	14.13%	5.97%	7.79%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

Fund Statistics

  Total Net Assets$74,359,766
  # of Portfolio Holdings20
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$110,105

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	19.9%
Voya U.S. Stock Index Portfolio - Class I	17.8%
Voya Multi-Manager International Equity Fund - Class I	10.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Vanguard FTSE Developed Markets ETF	6.4%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	35.4%
Equity	64.6%

Target Asset Allocations

Value	Value
US Large Blend	25.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.5%
US Small Cap	2.0%
International	14.0%
Emerging Markets	3.5%
Core Fixed Income	30.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISNIX

Voya Solution 2030 Portfolio

92914J548-AR

Class ADV: ISQAX

Voya Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$80	0.74%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had a positive impact. The Fund’s overweights to U.S. large cap and international equities and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF andVY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date 2035 Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,600	$10,786	$10,265	$10,100	$10,885	$11,274
2017	$12,637	$13,371	$10,628	$12,628	$12,820	$13,656
2018	$11,558	$12,113	$10,629	$10,887	$11,938	$12,941
2019	$14,046	$15,335	$11,556	$13,283	$14,586	$16,955
2020	$16,031	$17,827	$12,424	$14,321	$16,452	$20,497
2021	$18,245	$21,132	$12,233	$15,934	$18,906	$25,756
2022	$14,808	$17,252	$10,641	$13,632	$16,072	$20,808
2023	$17,382	$21,083	$11,230	$16,118	$18,745	$26,210
2024	$19,381	$24,770	$11,370	$16,734	$20,880	$32,449
2025	$22,438	$30,303	$12,200	$21,958	$24,387	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	15.77%	6.96%	8.42%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$619,639,530
  # of Portfolio Holdings18
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid$995,354

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.7%
Voya Intermediate Bond Fund - Class R6	15.8%
Voya Multi-Manager International Equity Fund - Class I	12.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.4%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	24.5%
Equity	75.5%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.5%
US Small Cap	2.0%
International	17.0%
Emerging Markets	4.5%
Core Fixed Income	24.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISQAX

Voya Solution 2035 Portfolio

92914H856-AR

Class I: ISQIX

Voya Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$26	0.24%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had a positive impact. The Fund’s overweights to U.S. large cap and international equities and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF andVY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date 2035 Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,649	$10,786	$10,265	$10,100	$10,885	$11,274
2017	$12,759	$13,371	$10,628	$12,628	$12,820	$13,656
2018	$11,727	$12,113	$10,629	$10,887	$11,938	$12,941
2019	$14,333	$15,335	$11,556	$13,283	$14,586	$16,955
2020	$16,432	$17,827	$12,424	$14,321	$16,452	$20,497
2021	$18,790	$21,132	$12,233	$15,934	$18,906	$25,756
2022	$15,335	$17,252	$10,641	$13,632	$16,072	$20,808
2023	$18,091	$21,083	$11,230	$16,118	$18,745	$26,210
2024	$20,264	$24,770	$11,370	$16,734	$20,880	$32,449
2025	$23,579	$30,303	$12,200	$21,958	$24,387	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	16.37%	7.49%	8.96%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$619,639,530
  # of Portfolio Holdings18
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid$995,354

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.7%
Voya Intermediate Bond Fund - Class R6	15.8%
Voya Multi-Manager International Equity Fund - Class I	12.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.4%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	24.5%
Equity	75.5%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.5%
US Small Cap	2.0%
International	17.0%
Emerging Markets	4.5%
Core Fixed Income	24.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISQIX

Voya Solution 2035 Portfolio

92914H872-AR

Class S: ISQSX

Voya Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$53	0.49%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had a positive impact. The Fund’s overweights to U.S. large cap and international equities and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF andVY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date 2035 Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,623	$10,786	$10,265	$10,100	$10,885	$11,274
2017	$12,689	$13,371	$10,628	$12,628	$12,820	$13,656
2018	$11,630	$12,113	$10,629	$10,887	$11,938	$12,941
2019	$14,181	$15,335	$11,556	$13,283	$14,586	$16,955
2020	$16,231	$17,827	$12,424	$14,321	$16,452	$20,497
2021	$18,516	$21,132	$12,233	$15,934	$18,906	$25,756
2022	$15,068	$17,252	$10,641	$13,632	$16,072	$20,808
2023	$17,726	$21,083	$11,230	$16,118	$18,745	$26,210
2024	$19,815	$24,770	$11,370	$16,734	$20,880	$32,449
2025	$22,996	$30,303	$12,200	$21,958	$24,387	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	16.05%	7.22%	8.68%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$619,639,530
  # of Portfolio Holdings18
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid$995,354

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.7%
Voya Intermediate Bond Fund - Class R6	15.8%
Voya Multi-Manager International Equity Fund - Class I	12.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.4%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	24.5%
Equity	75.5%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.5%
US Small Cap	2.0%
International	17.0%
Emerging Markets	4.5%
Core Fixed Income	24.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISQSX

Voya Solution 2035 Portfolio

92914H864-AR

Class S2: ISPCX

Voya Solution 2035 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$69	0.64%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had a positive impact. The Fund’s overweights to U.S. large cap and international equities and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF andVY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date 2035 Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,609	$10,786	$10,265	$10,100	$10,885	$11,274
2017	$12,654	$13,371	$10,628	$12,628	$12,820	$13,656
2018	$11,589	$12,113	$10,629	$10,887	$11,938	$12,941
2019	$14,096	$15,335	$11,556	$13,283	$14,586	$16,955
2020	$16,112	$17,827	$12,424	$14,321	$16,452	$20,497
2021	$18,353	$21,132	$12,233	$15,934	$18,906	$25,756
2022	$14,916	$17,252	$10,641	$13,632	$16,072	$20,808
2023	$17,515	$21,083	$11,230	$16,118	$18,745	$26,210
2024	$19,560	$24,770	$11,370	$16,734	$20,880	$32,449
2025	$22,658	$30,303	$12,200	$21,958	$24,387	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	15.84%	7.06%	8.52%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$619,639,530
  # of Portfolio Holdings18
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid$995,354

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.7%
Voya Intermediate Bond Fund - Class R6	15.8%
Voya Multi-Manager International Equity Fund - Class I	12.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.4%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	24.5%
Equity	75.5%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	5.5%
US Small Cap	2.0%
International	17.0%
Emerging Markets	4.5%
Core Fixed Income	24.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISPCX

Voya Solution 2035 Portfolio

92914L618-AR

Class ADV: ISNKX

Voya Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$77	0.71%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2040 Index. Class I outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,648	$10,786	$10,265	$10,923
2017	$12,802	$13,371	$10,628	$12,984
2018	$11,598	$12,113	$10,629	$12,022
2019	$14,244	$15,335	$11,556	$14,832
2020	$16,520	$17,827	$12,424	$16,815
2021	$19,126	$21,132	$12,233	$19,597
2022	$15,399	$17,252	$10,641	$16,548
2023	$18,322	$21,083	$11,230	$19,554
2024	$20,693	$24,770	$11,370	$22,070
2025	$24,345	$30,303	$12,200	$26,086

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	17.65%	8.06%	9.30%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

Fund Statistics

  Total Net Assets$60,433,856
  # of Portfolio Holdings18
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid$51,488

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.1%
Voya Multi-Manager International Equity Fund - Class I	14.9%
Vanguard FTSE Developed Markets ETF	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Intermediate Bond Fund - Class R6	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.5%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.5%
US Small Cap	2.0%
International	21.0%
Emerging Markets	5.5%
Core Fixed Income	14.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISNKX

Voya Solution 2040 Portfolio

92914J563-AR

Class I: ISNLX

Voya Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$23	0.21%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2040 Index. Class I outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,706	$10,786	$10,265	$10,923
2017	$12,938	$13,371	$10,628	$12,984
2018	$11,780	$12,113	$10,629	$12,022
2019	$14,541	$15,335	$11,556	$14,832
2020	$16,947	$17,827	$12,424	$16,815
2021	$19,718	$21,132	$12,233	$19,597
2022	$15,948	$17,252	$10,641	$16,548
2023	$19,071	$21,083	$11,230	$19,554
2024	$21,655	$24,770	$11,370	$22,070
2025	$25,602	$30,303	$12,200	$26,086

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	18.23%	8.60%	9.86%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

Fund Statistics

  Total Net Assets$60,433,856
  # of Portfolio Holdings18
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid$51,488

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.1%
Voya Multi-Manager International Equity Fund - Class I	14.9%
Vanguard FTSE Developed Markets ETF	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Intermediate Bond Fund - Class R6	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.5%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.5%
US Small Cap	2.0%
International	21.0%
Emerging Markets	5.5%
Core Fixed Income	14.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISNLX

Voya Solution 2040 Portfolio

92914J571-AR

Class S: ISNMX

Voya Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$50	0.46%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2040 Index. Class I outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,679	$10,786	$10,265	$10,923
2017	$12,871	$13,371	$10,628	$12,984
2018	$11,695	$12,113	$10,629	$12,022
2019	$14,394	$15,335	$11,556	$14,832
2020	$16,729	$17,827	$12,424	$16,815
2021	$19,422	$21,132	$12,233	$19,597
2022	$15,675	$17,252	$10,641	$16,548
2023	$18,695	$21,083	$11,230	$19,554
2024	$21,173	$24,770	$11,370	$22,070
2025	$24,967	$30,303	$12,200	$26,086

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	17.92%	8.34%	9.58%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

Fund Statistics

  Total Net Assets$60,433,856
  # of Portfolio Holdings18
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid$51,488

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.1%
Voya Multi-Manager International Equity Fund - Class I	14.9%
Vanguard FTSE Developed Markets ETF	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Intermediate Bond Fund - Class R6	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.5%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.5%
US Small Cap	2.0%
International	21.0%
Emerging Markets	5.5%
Core Fixed Income	14.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISNMX

Voya Solution 2040 Portfolio

92914J589-AR

Class S2: ISNNX

Voya Solution 2040 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$66	0.61%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2040 Index. Class I outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,664	$10,786	$10,265	$10,923
2017	$12,830	$13,371	$10,628	$12,984
2018	$11,636	$12,113	$10,629	$12,022
2019	$14,305	$15,335	$11,556	$14,832
2020	$16,603	$17,827	$12,424	$16,815
2021	$19,240	$21,132	$12,233	$19,597
2022	$15,504	$17,252	$10,641	$16,548
2023	$18,466	$21,083	$11,230	$19,554
2024	$20,888	$24,770	$11,370	$22,070
2025	$24,588	$30,303	$12,200	$26,086

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	17.71%	8.17%	9.41%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

Fund Statistics

  Total Net Assets$60,433,856
  # of Portfolio Holdings18
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid$51,488

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.1%
Voya Multi-Manager International Equity Fund - Class I	14.9%
Vanguard FTSE Developed Markets ETF	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Intermediate Bond Fund - Class R6	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.5%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	6.5%
US Small Cap	2.0%
International	21.0%
Emerging Markets	5.5%
Core Fixed Income	14.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISNNX

Voya Solution 2040 Portfolio

92914J597-AR

Class ADV: ISRAX

Voya Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$79	0.72%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2040 Index. Class I performed inline with the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date 2045 Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,616	$10,786	$10,265	$10,100	$10,954	$11,274
2017	$12,836	$13,371	$10,628	$12,628	$13,097	$13,656
2018	$11,485	$12,113	$10,629	$10,887	$12,083	$12,941
2019	$14,195	$15,335	$11,556	$13,283	$14,985	$16,955
2020	$16,475	$17,827	$12,424	$14,321	$17,032	$20,497
2021	$19,268	$21,132	$12,233	$15,934	$20,015	$25,756
2022	$15,469	$17,252	$10,641	$13,632	$16,844	$20,808
2023	$18,520	$21,083	$11,230	$16,118	$20,068	$26,210
2024	$21,141	$24,770	$11,370	$16,734	$22,792	$32,449
2025	$25,125	$30,303	$12,200	$21,958	$27,231	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	18.84%	8.81%	9.65%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$502,267,629
  # of Portfolio Holdings17
  Portfolio Turnover Rate31%
  Investment Advisory Fees Paid$637,163

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.5%
Voya Multi-Manager International Equity Fund - Class I	15.9%
Vanguard FTSE Developed Markets ETF	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.7%
Equity	93.3%

Target Asset Allocations

Value	Value
US Large Blend	38.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	2.0%
International	22.0%
Emerging Markets	6.5%
Core Fixed Income	7.5%
High Yield	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISRAX

Voya Solution 2045 Portfolio

92914H823-AR

Class I: ISRIX

Voya Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$24	0.22%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2040 Index. Class I performed inline with the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date 2045 Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,663	$10,786	$10,265	$10,100	$10,954	$11,274
2017	$12,959	$13,371	$10,628	$12,628	$13,097	$13,656
2018	$11,653	$12,113	$10,629	$10,887	$12,083	$12,941
2019	$14,483	$15,335	$11,556	$13,283	$14,985	$16,955
2020	$16,884	$17,827	$12,424	$14,321	$17,032	$20,497
2021	$19,841	$21,132	$12,233	$15,934	$20,015	$25,756
2022	$16,016	$17,252	$10,641	$13,632	$16,844	$20,808
2023	$19,271	$21,083	$11,230	$16,118	$20,068	$26,210
2024	$22,093	$24,770	$11,370	$16,734	$22,792	$32,449
2025	$26,398	$30,303	$12,200	$21,958	$27,231	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	19.48%	9.35%	10.19%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$502,267,629
  # of Portfolio Holdings17
  Portfolio Turnover Rate31%
  Investment Advisory Fees Paid$637,163

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.5%
Voya Multi-Manager International Equity Fund - Class I	15.9%
Vanguard FTSE Developed Markets ETF	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.7%
Equity	93.3%

Target Asset Allocations

Value	Value
US Large Blend	38.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	2.0%
International	22.0%
Emerging Markets	6.5%
Core Fixed Income	7.5%
High Yield	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISRIX

Voya Solution 2045 Portfolio

92914H849-AR

Class S: ISRSX

Voya Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$52	0.47%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2040 Index. Class I performed inline with the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date 2045 Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,640	$10,786	$10,265	$10,100	$10,954	$11,274
2017	$12,900	$13,371	$10,628	$12,628	$13,097	$13,656
2018	$11,581	$12,113	$10,629	$10,887	$12,083	$12,941
2019	$14,349	$15,335	$11,556	$13,283	$14,985	$16,955
2020	$16,686	$17,827	$12,424	$14,321	$17,032	$20,497
2021	$19,565	$21,132	$12,233	$15,934	$20,015	$25,756
2022	$15,749	$17,252	$10,641	$13,632	$16,844	$20,808
2023	$18,913	$21,083	$11,230	$16,118	$20,068	$26,210
2024	$21,613	$24,770	$11,370	$16,734	$22,792	$32,449
2025	$25,751	$30,303	$12,200	$21,958	$27,231	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	19.15%	9.07%	9.92%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$502,267,629
  # of Portfolio Holdings17
  Portfolio Turnover Rate31%
  Investment Advisory Fees Paid$637,163

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.5%
Voya Multi-Manager International Equity Fund - Class I	15.9%
Vanguard FTSE Developed Markets ETF	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.7%
Equity	93.3%

Target Asset Allocations

Value	Value
US Large Blend	38.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	2.0%
International	22.0%
Emerging Markets	6.5%
Core Fixed Income	7.5%
High Yield	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISRSX

Voya Solution 2045 Portfolio

92914H831-AR

Class S2: ISPDX

Voya Solution 2045 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$68	0.62%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2040 Index. Class I performed inline with the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date 2045 Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,628	$10,786	$10,265	$10,100	$10,954	$11,274
2017	$12,862	$13,371	$10,628	$12,628	$13,097	$13,656
2018	$11,532	$12,113	$10,629	$10,887	$12,083	$12,941
2019	$14,263	$15,335	$11,556	$13,283	$14,985	$16,955
2020	$16,564	$17,827	$12,424	$14,321	$17,032	$20,497
2021	$19,397	$21,132	$12,233	$15,934	$20,015	$25,756
2022	$15,576	$17,252	$10,641	$13,632	$16,844	$20,808
2023	$18,685	$21,083	$11,230	$16,118	$20,068	$26,210
2024	$21,326	$24,770	$11,370	$16,734	$22,792	$32,449
2025	$25,389	$30,303	$12,200	$21,958	$27,231	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	19.06%	8.92%	9.77%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$502,267,629
  # of Portfolio Holdings17
  Portfolio Turnover Rate31%
  Investment Advisory Fees Paid$637,163

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.5%
Voya Multi-Manager International Equity Fund - Class I	15.9%
Vanguard FTSE Developed Markets ETF	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.7%
Equity	93.3%

Target Asset Allocations

Value	Value
US Large Blend	38.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	2.0%
International	22.0%
Emerging Markets	6.5%
Core Fixed Income	7.5%
High Yield	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISPDX

Voya Solution 2045 Portfolio

92914L626-AR

Class ADV: ISNPX

Voya Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$80	0.73%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,627	$10,786	$10,265	$10,974
2017	$12,891	$13,371	$10,628	$13,189
2018	$11,496	$12,113	$10,629	$12,141
2019	$14,270	$15,335	$11,556	$15,098
2020	$16,523	$17,827	$12,424	$17,190
2021	$19,302	$21,132	$12,233	$20,283
2022	$15,478	$17,252	$10,641	$17,044
2023	$18,608	$21,083	$11,230	$20,382
2024	$21,333	$24,770	$11,370	$23,297
2025	$25,438	$30,303	$12,200	$27,854

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	19.25%	9.01%	9.79%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

Fund Statistics

  Total Net Assets$53,282,189
  # of Portfolio Holdings16
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$33,615

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	17.1%
Vanguard FTSE Developed Markets ETF	9.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.3%
Equity	97.7%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISNPX

Voya Solution 2050 Portfolio

92914J621-AR

Class I: ISNQX

Voya Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$25	0.23%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,675	$10,786	$10,265	$10,974
2017	$13,023	$13,371	$10,628	$13,189
2018	$11,672	$12,113	$10,629	$12,141
2019	$14,560	$15,335	$11,556	$15,098
2020	$16,941	$17,827	$12,424	$17,190
2021	$19,892	$21,132	$12,233	$20,283
2022	$16,021	$17,252	$10,641	$17,044
2023	$19,367	$21,083	$11,230	$20,382
2024	$22,307	$24,770	$11,370	$23,297
2025	$26,746	$30,303	$12,200	$27,854

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	19.90%	9.56%	10.34%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

Fund Statistics

  Total Net Assets$53,282,189
  # of Portfolio Holdings16
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$33,615

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	17.1%
Vanguard FTSE Developed Markets ETF	9.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.3%
Equity	97.7%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISNQX

Voya Solution 2050 Portfolio

92914J647-AR

Class S: ISNRX

Voya Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$53	0.48%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,656	$10,786	$10,265	$10,974
2017	$12,961	$13,371	$10,628	$13,189
2018	$11,586	$12,113	$10,629	$12,141
2019	$14,414	$15,335	$11,556	$15,098
2020	$16,736	$17,827	$12,424	$17,190
2021	$19,599	$21,132	$12,233	$20,283
2022	$15,750	$17,252	$10,641	$17,044
2023	$18,979	$21,083	$11,230	$20,382
2024	$21,821	$24,770	$11,370	$23,297
2025	$26,084	$30,303	$12,200	$27,854

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	19.54%	9.28%	10.06%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

Fund Statistics

  Total Net Assets$53,282,189
  # of Portfolio Holdings16
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$33,615

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	17.1%
Vanguard FTSE Developed Markets ETF	9.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.3%
Equity	97.7%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISNRX

Voya Solution 2050 Portfolio

92914J654-AR

Class S2: ISNSX

Voya Solution 2050 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$69	0.63%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,632	$10,786	$10,265	$10,974
2017	$12,915	$13,371	$10,628	$13,189
2018	$11,527	$12,113	$10,629	$12,141
2019	$14,322	$15,335	$11,556	$15,098
2020	$16,602	$17,827	$12,424	$17,190
2021	$19,409	$21,132	$12,233	$20,283
2022	$15,574	$17,252	$10,641	$17,044
2023	$18,744	$21,083	$11,230	$20,382
2024	$21,509	$24,770	$11,370	$23,297
2025	$25,691	$30,303	$12,200	$27,854

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	19.44%	9.13%	9.89%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

Fund Statistics

  Total Net Assets$53,282,189
  # of Portfolio Holdings16
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$33,615

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	17.1%
Vanguard FTSE Developed Markets ETF	9.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.3%
Equity	97.7%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.0%
US Small Cap	3.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISNSX

Voya Solution 2050 Portfolio

92914J662-AR

Class ADV: IASPX

Voya Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$82	0.75%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,613	$10,786	$10,265	$10,994
2017	$12,885	$13,371	$10,628	$13,246
2018	$11,503	$12,113	$10,629	$12,190
2019	$14,279	$15,335	$11,556	$15,174
2020	$16,528	$17,827	$12,424	$17,277
2021	$19,343	$21,132	$12,233	$20,420
2022	$15,487	$17,252	$10,641	$17,159
2023	$18,617	$21,083	$11,230	$20,525
2024	$21,366	$24,770	$11,370	$23,464
2025	$25,504	$30,303	$12,200	$28,172

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	19.37%	9.06%	9.81%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

Fund Statistics

  Total Net Assets$192,859,259
  # of Portfolio Holdings15
  Portfolio Turnover Rate31%
  Investment Advisory Fees Paid$213,213

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	16.9%
Vanguard FTSE Developed Markets ETF	9.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	0.9%
Equity	99.1%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.5%
US Small Cap	3.0%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IASPX

Voya Solution 2055 Portfolio

92914L741-AR

Class I: IISPX

Voya Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$27	0.25%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,672	$10,786	$10,265	$10,994
2017	$13,013	$13,371	$10,628	$13,246
2018	$11,674	$12,113	$10,629	$12,190
2019	$14,565	$15,335	$11,556	$15,174
2020	$16,951	$17,827	$12,424	$17,277
2021	$19,922	$21,132	$12,233	$20,420
2022	$16,032	$17,252	$10,641	$17,159
2023	$19,382	$21,083	$11,230	$20,525
2024	$22,355	$24,770	$11,370	$23,464
2025	$26,808	$30,303	$12,200	$28,172

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	19.92%	9.60%	10.36%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

Fund Statistics

  Total Net Assets$192,859,259
  # of Portfolio Holdings15
  Portfolio Turnover Rate31%
  Investment Advisory Fees Paid$213,213

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	16.9%
Vanguard FTSE Developed Markets ETF	9.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	0.9%
Equity	99.1%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.5%
US Small Cap	3.0%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IISPX

Voya Solution 2055 Portfolio

92914L758-AR

Class S: ISSPX

Voya Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	0.50%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,644	$10,786	$10,265	$10,994
2017	$12,949	$13,371	$10,628	$13,246
2018	$11,582	$12,113	$10,629	$12,190
2019	$14,420	$15,335	$11,556	$15,174
2020	$16,732	$17,827	$12,424	$17,277
2021	$19,631	$21,132	$12,233	$20,420
2022	$15,744	$17,252	$10,641	$17,159
2023	$18,996	$21,083	$11,230	$20,525
2024	$21,858	$24,770	$11,370	$23,464
2025	$26,151	$30,303	$12,200	$28,172

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	19.64%	9.34%	10.09%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

Fund Statistics

  Total Net Assets$192,859,259
  # of Portfolio Holdings15
  Portfolio Turnover Rate31%
  Investment Advisory Fees Paid$213,213

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	16.9%
Vanguard FTSE Developed Markets ETF	9.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	0.9%
Equity	99.1%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.5%
US Small Cap	3.0%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISSPX

Voya Solution 2055 Portfolio

92914L766-AR

Class S2: ITSPX

Voya Solution 2055 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$71	0.65%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,624	$10,786	$10,265	$10,994
2017	$12,911	$13,371	$10,628	$13,246
2018	$11,532	$12,113	$10,629	$12,190
2019	$14,332	$15,335	$11,556	$15,174
2020	$16,605	$17,827	$12,424	$17,277
2021	$19,442	$21,132	$12,233	$20,420
2022	$15,584	$17,252	$10,641	$17,159
2023	$18,765	$21,083	$11,230	$20,525
2024	$21,560	$24,770	$11,370	$23,464
2025	$25,765	$30,303	$12,200	$28,172

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	19.51%	9.18%	9.93%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

Fund Statistics

  Total Net Assets$192,859,259
  # of Portfolio Holdings15
  Portfolio Turnover Rate31%
  Investment Advisory Fees Paid$213,213

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	16.9%
Vanguard FTSE Developed Markets ETF	9.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	0.9%
Equity	99.1%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.5%
US Small Cap	3.0%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITSPX

Voya Solution 2055 Portfolio

92914L774-AR

Class ADV: VSPAX

Voya Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$83	0.76%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2060 Index. Class I performed inline with the S&P Target Date 2060 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,634	$10,786	$10,265	$11,008
2017	$12,912	$13,371	$10,628	$13,291
2018	$11,523	$12,113	$10,629	$12,235
2019	$14,302	$15,335	$11,556	$15,260
2020	$16,536	$17,827	$12,424	$17,395
2021	$19,319	$21,132	$12,233	$20,535
2022	$15,457	$17,252	$10,641	$17,248
2023	$18,593	$21,083	$11,230	$20,652
2024	$21,345	$24,770	$11,370	$23,633
2025	$25,466	$30,303	$12,200	$28,346

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	19.30%	9.02%	9.80%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

Fund Statistics

  Total Net Assets$40,917,802
  # of Portfolio Holdings15
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid$8,652

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	17.1%
Vanguard FTSE Developed Markets ETF	9.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.0%
Equity	99.0%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.5%
US Small Cap	3.0%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VSPAX

Voya Solution 2060 Portfolio

92914L337-AR

Class I: VSIPX

Voya Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.26%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2060 Index. Class I performed inline with the S&P Target Date 2060 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,673	$10,786	$10,265	$11,008
2017	$13,037	$13,371	$10,628	$13,291
2018	$11,687	$12,113	$10,629	$12,235
2019	$14,584	$15,335	$11,556	$15,260
2020	$16,938	$17,827	$12,424	$17,395
2021	$19,896	$21,132	$12,233	$20,535
2022	$15,986	$17,252	$10,641	$17,248
2023	$19,340	$21,083	$11,230	$20,652
2024	$22,306	$24,770	$11,370	$23,633
2025	$26,757	$30,303	$12,200	$28,346

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	19.95%	9.57%	10.34%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

Fund Statistics

  Total Net Assets$40,917,802
  # of Portfolio Holdings15
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid$8,652

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	17.1%
Vanguard FTSE Developed Markets ETF	9.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.0%
Equity	99.0%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.5%
US Small Cap	3.0%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VSIPX

Voya Solution 2060 Portfolio

92914L329-AR

Class S: VSPSX

Voya Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$56	0.51%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2060 Index. Class I performed inline with the S&P Target Date 2060 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,656	$10,786	$10,265	$11,008
2017	$12,980	$13,371	$10,628	$13,291
2018	$11,605	$12,113	$10,629	$12,235
2019	$14,443	$15,335	$11,556	$15,260
2020	$16,738	$17,827	$12,424	$17,395
2021	$19,609	$21,132	$12,233	$20,535
2022	$15,730	$17,252	$10,641	$17,248
2023	$18,968	$21,083	$11,230	$20,652
2024	$21,829	$24,770	$11,370	$23,633
2025	$26,110	$30,303	$12,200	$28,346

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	19.61%	9.30%	10.07%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

Fund Statistics

  Total Net Assets$40,917,802
  # of Portfolio Holdings15
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid$8,652

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	17.1%
Vanguard FTSE Developed Markets ETF	9.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.0%
Equity	99.0%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.5%
US Small Cap	3.0%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VSPSX

Voya Solution 2060 Portfolio

92914L311-AR

Class S2: VSSPX

Voya Solution 2060 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$72	0.66%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2060 Index. Class I performed inline with the S&P Target Date 2060 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,634	$10,786	$10,265	$11,008
2017	$12,926	$13,371	$10,628	$13,291
2018	$11,543	$12,113	$10,629	$12,235
2019	$14,343	$15,335	$11,556	$15,260
2020	$16,599	$17,827	$12,424	$17,395
2021	$19,410	$21,132	$12,233	$20,535
2022	$15,542	$17,252	$10,641	$17,248
2023	$18,720	$21,083	$11,230	$20,652
2024	$21,510	$24,770	$11,370	$23,633
2025	$25,691	$30,303	$12,200	$28,346

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	19.44%	9.13%	9.89%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

Fund Statistics

  Total Net Assets$40,917,802
  # of Portfolio Holdings15
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid$8,652

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	17.1%
Vanguard FTSE Developed Markets ETF	9.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.0%
Equity	99.0%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.5%
US Small Cap	3.0%
International	23.5%
Emerging Markets	6.5%
Core Fixed Income	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VSSPX

Voya Solution 2060 Portfolio

92914L295-AR

Class ADV: VSAQX

Voya Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$82	0.75%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,742	$11,704	$10,004	$11,610
2021	$13,744	$13,874	$9,850	$13,720
2022	$10,997	$11,327	$8,568	$11,531
2023	$13,231	$13,841	$9,042	$13,820
2024	$15,205	$16,262	$9,155	$15,869
2025	$18,171	$19,895	$9,824	$19,070

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class ADV	19.51%	9.13%	11.64%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

Fund Statistics

  Total Net Assets$25,390,066
  # of Portfolio Holdings15
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	18.2%
Vanguard FTSE Developed Markets ETF	9.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.7%
Voya Large Cap Value Portfolio - Class R6	4.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	0.5%
Equity	99.5%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.5%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VSAQX

Voya Solution 2065 Portfolio

92914L154-AR

Class I: VSQIX

Voya Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$28	0.25%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,769	$11,704	$10,004	$11,610
2021	$13,844	$13,874	$9,850	$13,720
2022	$11,130	$11,327	$8,568	$11,531
2023	$13,466	$13,841	$9,042	$13,820
2024	$15,550	$16,262	$9,155	$15,869
2025	$18,661	$19,895	$9,824	$19,070

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class I	20.01%	9.66%	12.19%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

Fund Statistics

  Total Net Assets$25,390,066
  # of Portfolio Holdings15
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	18.2%
Vanguard FTSE Developed Markets ETF	9.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.7%
Voya Large Cap Value Portfolio - Class R6	4.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	0.5%
Equity	99.5%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.5%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VSQIX

Voya Solution 2065 Portfolio

92914L147-AR

Class S: VSSQX

Voya Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	0.50%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,761	$11,704	$10,004	$11,610
2021	$13,795	$13,874	$9,850	$13,720
2022	$11,062	$11,327	$8,568	$11,531
2023	$13,357	$13,841	$9,042	$13,820
2024	$15,372	$16,262	$9,155	$15,869
2025	$18,415	$19,895	$9,824	$19,070

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class S	19.80%	9.38%	11.91%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

Fund Statistics

  Total Net Assets$25,390,066
  # of Portfolio Holdings15
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	18.2%
Vanguard FTSE Developed Markets ETF	9.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.7%
Voya Large Cap Value Portfolio - Class R6	4.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	0.5%
Equity	99.5%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.5%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VSSQX

Voya Solution 2065 Portfolio

92914L139-AR

Class S2: VSQUX

Voya Solution 2065 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$71	0.65%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,752	$11,704	$10,004	$11,610
2021	$13,769	$13,874	$9,850	$13,720
2022	$11,030	$11,327	$8,568	$11,531
2023	$13,293	$13,841	$9,042	$13,820
2024	$15,285	$16,262	$9,155	$15,869
2025	$18,273	$19,895	$9,824	$19,070

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class S2	19.55%	9.23%	11.75%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

Fund Statistics

  Total Net Assets$25,390,066
  # of Portfolio Holdings15
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	18.2%
Vanguard FTSE Developed Markets ETF	9.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.7%
Voya Large Cap Value Portfolio - Class R6	4.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	0.5%
Equity	99.5%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.5%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VSQUX

Voya Solution 2065 Portfolio

92914L121-AR

Class ADV: VSSAX

Voya Solution 2070 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADVFootnote Reference*	$30	0.75%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065 + Index.

↑ Top contributors to performance: Tactical asset allocation and underlying fund selection had a positive impact. The Fund’s underweight in U.S. mid cap equities and overweight to international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Vanguard FTSE Developed Markets ETF were the key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 equal weight and duration were the detractors. On an individual holdings level, Voya Multi-Manager International Equity, VY®  T Rowe Price Diversified Mid Cap Growth, and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,730	$10,838	$10,278	$10,786

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	Since Inception (8/8/2025)
Class ADV	7.30%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

Fund Statistics

  Total Net Assets$3,762,174
  # of Portfolio Holdings16
  Portfolio Turnover Rate12%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
Voya Multi-Manager International Equity Fund - Class I	18.7%
Vanguard FTSE Developed Markets ETF	8.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.8%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.1%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	0.6%
Equity	99.6%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.5%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VSSAX

Voya Solution 2070 Portfolio

92915V797-AR

Class I: VSSIX

Voya Solution 2070 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class IFootnote Reference*	$10	0.25%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065 + Index.

↑ Top contributors to performance: Tactical asset allocation and underlying fund selection had a positive impact. The Fund’s underweight in U.S. mid cap equities and overweight to international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Vanguard FTSE Developed Markets ETF were the key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 equal weight and duration were the detractors. On an individual holdings level, Voya Multi-Manager International Equity, VY®  T Rowe Price Diversified Mid Cap Growth, and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,750	$10,838	$10,278	$10,786

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	Since Inception (8/8/2025)
Class I	7.50%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

Fund Statistics

  Total Net Assets$3,762,174
  # of Portfolio Holdings16
  Portfolio Turnover Rate12%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
Voya Multi-Manager International Equity Fund - Class I	18.7%
Vanguard FTSE Developed Markets ETF	8.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.8%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.1%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	0.6%
Equity	99.6%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.5%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VSSIX

Voya Solution 2070 Portfolio

92915V789-AR

Class S: VSSSX

Voya Solution 2070 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class SFootnote Reference*	$20	0.50%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065 + Index.

↑ Top contributors to performance: Tactical asset allocation and underlying fund selection had a positive impact. The Fund’s underweight in U.S. mid cap equities and overweight to international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Vanguard FTSE Developed Markets ETF were the key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 equal weight and duration were the detractors. On an individual holdings level, Voya Multi-Manager International Equity, VY®  T Rowe Price Diversified Mid Cap Growth, and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,736	$10,838	$10,278	$10,786

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	Since Inception (8/8/2025)
Class S	7.36%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

Fund Statistics

  Total Net Assets$3,762,174
  # of Portfolio Holdings16
  Portfolio Turnover Rate12%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
Voya Multi-Manager International Equity Fund - Class I	18.7%
Vanguard FTSE Developed Markets ETF	8.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.8%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.1%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	0.6%
Equity	99.6%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.5%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VSSSX

Voya Solution 2070 Portfolio

92915V763-AR

Class S2: VSSTX

Voya Solution 2070 Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2Footnote Reference*	$26	0.65%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065 + Index.

↑ Top contributors to performance: Tactical asset allocation and underlying fund selection had a positive impact. The Fund’s underweight in U.S. mid cap equities and overweight to international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Vanguard FTSE Developed Markets ETF were the key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 equal weight and duration were the detractors. On an individual holdings level, Voya Multi-Manager International Equity, VY®  T Rowe Price Diversified Mid Cap Growth, and Vanguard FTSE Emerging Markets ETF were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,734	$10,838	$10,278	$10,786

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	Since Inception (8/8/2025)
Class S2	7.34%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

Fund Statistics

  Total Net Assets$3,762,174
  # of Portfolio Holdings16
  Portfolio Turnover Rate12%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
Voya Multi-Manager International Equity Fund - Class I	18.7%
Vanguard FTSE Developed Markets ETF	8.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.8%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.1%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	0.6%
Equity	99.6%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	7.5%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VSSTX

Voya Solution 2070 Portfolio

92915V755-AR

Class ADV: IAVAX

Voya Solution Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$78	0.72%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive Index.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Voya Small Cap Growth were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Large Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,641	$10,786	$10,265	$10,771
2017	$12,951	$13,371	$10,628	$12,932
2018	$11,503	$12,113	$10,629	$11,942
2019	$14,372	$15,335	$11,556	$14,664
2020	$16,604	$17,827	$12,424	$16,584
2021	$19,809	$21,132	$12,233	$19,174
2022	$15,822	$17,252	$10,641	$16,081
2023	$19,085	$21,083	$11,230	$19,040
2024	$22,297	$24,770	$11,370	$21,610
2025	$25,920	$30,303	$12,200	$25,878

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	16.25%	9.32%	9.99%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%

Fund Statistics

  Total Net Assets$211,893,572
  # of Portfolio Holdings15
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$62,704

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.3%
Voya Multi-Manager International Equity Fund - Class I	10.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya International Index Portfolio - Class I	4.1%
Voya MI Dynamic Small Cap Fund - Class R6	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.4%
Equity	96.6%

Target Asset Allocations

Value	Value
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	10.5%
US Small Cap	6.5%
International	14.5%
Emerging Markets	3.5%
US Large Blend	40.5%
Core Fixed Income	6.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IAVAX

Voya Solution Aggressive Portfolio

92914L600-AR

Class I: IAVIX

Voya Solution Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$24	0.22%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive Index.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Voya Small Cap Growth were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Large Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,693	$10,786	$10,265	$10,771
2017	$13,076	$13,371	$10,628	$12,932
2018	$11,673	$12,113	$10,629	$11,942
2019	$14,655	$15,335	$11,556	$14,664
2020	$17,014	$17,827	$12,424	$16,584
2021	$20,394	$21,132	$12,233	$19,174
2022	$16,382	$17,252	$10,641	$16,081
2023	$19,856	$21,083	$11,230	$19,040
2024	$23,325	$24,770	$11,370	$21,610
2025	$27,260	$30,303	$12,200	$25,878

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	16.87%	9.89%	10.55%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%

Fund Statistics

  Total Net Assets$211,893,572
  # of Portfolio Holdings15
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$62,704

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.3%
Voya Multi-Manager International Equity Fund - Class I	10.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya International Index Portfolio - Class I	4.1%
Voya MI Dynamic Small Cap Fund - Class R6	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.4%
Equity	96.6%

Target Asset Allocations

Value	Value
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	10.5%
US Small Cap	6.5%
International	14.5%
Emerging Markets	3.5%
US Large Blend	40.5%
Core Fixed Income	6.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IAVIX

Voya Solution Aggressive Portfolio

92914L501-AR

Class R6: VYRMX

Voya Solution Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$24	0.22%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive Index.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Voya Small Cap Growth were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Large Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
5/2/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,611	$10,619	$9,946	$10,499
2017	$12,975	$13,164	$10,298	$12,605
2018	$11,584	$11,926	$10,299	$11,641
2019	$14,532	$15,098	$11,197	$14,294
2020	$16,885	$17,551	$12,038	$16,165
2021	$20,239	$20,805	$11,853	$18,690
2022	$16,257	$16,985	$10,311	$15,675
2023	$19,723	$20,756	$10,881	$18,559
2024	$23,165	$24,386	$11,017	$21,064
2025	$27,093	$29,834	$11,821	$25,224

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/2/2016)
Class R6	16.96%	9.92%	10.86%
MSCI All Country World Index℠	22.34%	11.19%	11.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.75%
S&P Target Risk Aggressive® Index	19.75%	9.31%	10.05%

Fund Statistics

  Total Net Assets$211,893,572
  # of Portfolio Holdings15
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$62,704

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.3%
Voya Multi-Manager International Equity Fund - Class I	10.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya International Index Portfolio - Class I	4.1%
Voya MI Dynamic Small Cap Fund - Class R6	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.4%
Equity	96.6%

Target Asset Allocations

Value	Value
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	10.5%
US Small Cap	6.5%
International	14.5%
Emerging Markets	3.5%
US Large Blend	40.5%
Core Fixed Income	6.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRMX

Voya Solution Aggressive Portfolio

92914L220-AR

Class S: IAVSX

Voya Solution Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$51	0.47%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive Index.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Voya Small Cap Growth were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Large Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,675	$10,786	$10,265	$10,771
2017	$13,016	$13,371	$10,628	$12,932
2018	$11,595	$12,113	$10,629	$11,942
2019	$14,518	$15,335	$11,556	$14,664
2020	$16,817	$17,827	$12,424	$16,584
2021	$20,116	$21,132	$12,233	$19,174
2022	$16,115	$17,252	$10,641	$16,081
2023	$19,482	$21,083	$11,230	$19,040
2024	$22,809	$24,770	$11,370	$21,610
2025	$26,603	$30,303	$12,200	$25,878

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	16.64%	9.61%	10.28%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%

Fund Statistics

  Total Net Assets$211,893,572
  # of Portfolio Holdings15
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$62,704

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.3%
Voya Multi-Manager International Equity Fund - Class I	10.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya International Index Portfolio - Class I	4.1%
Voya MI Dynamic Small Cap Fund - Class R6	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.4%
Equity	96.6%

Target Asset Allocations

Value	Value
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	10.5%
US Small Cap	6.5%
International	14.5%
Emerging Markets	3.5%
US Large Blend	40.5%
Core Fixed Income	6.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IAVSX

Voya Solution Aggressive Portfolio

92914L402-AR

Class S2: IAVTX

Voya Solution Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$67	0.62%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive Index.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Voya Small Cap Growth were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Large Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,657	$10,786	$10,265	$10,771
2017	$12,971	$13,371	$10,628	$12,932
2018	$11,534	$12,113	$10,629	$11,942
2019	$14,424	$15,335	$11,556	$14,664
2020	$16,688	$17,827	$12,424	$16,584
2021	$19,928	$21,132	$12,233	$19,174
2022	$15,943	$17,252	$10,641	$16,081
2023	$19,233	$21,083	$11,230	$19,040
2024	$22,486	$24,770	$11,370	$21,610
2025	$26,182	$30,303	$12,200	$25,878

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	16.44%	9.43%	10.10%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%

Fund Statistics

  Total Net Assets$211,893,572
  # of Portfolio Holdings15
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$62,704

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.3%
Voya Multi-Manager International Equity Fund - Class I	10.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya International Index Portfolio - Class I	4.1%
Voya MI Dynamic Small Cap Fund - Class R6	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.4%
Equity	96.6%

Target Asset Allocations

Value	Value
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	10.5%
US Small Cap	6.5%
International	14.5%
Emerging Markets	3.5%
US Large Blend	40.5%
Core Fixed Income	6.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IAVTX

Voya Solution Aggressive Portfolio

92914L303-AR

Class ADV: ISGAX

Voya Solution Balanced Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$83	0.78%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance:  The Fund’s overweights to U.S. large cap growth and international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Voya Short Duration Bond were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care and underweight in U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Mid Cap Opportunities were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,608	$10,786	$10,265	$10,677
2017	$12,142	$13,371	$10,628	$12,378
2018	$11,294	$12,113	$10,629	$11,674
2019	$13,455	$15,335	$11,556	$13,915
2020	$15,171	$17,827	$12,424	$15,561
2021	$17,239	$21,132	$12,233	$17,330
2022	$14,130	$17,252	$10,641	$14,684
2023	$16,343	$21,083	$11,230	$16,942
2024	$18,309	$24,770	$11,370	$18,760
2025	$20,589	$30,303	$12,200	$21,873

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	12.45%	6.30%	7.49%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%

Fund Statistics

  Total Net Assets$205,604,847
  # of Portfolio Holdings17
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid$349,129

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	17.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Voya Short Duration Bond Fund - Class R6	8.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large-Cap Growth Fund - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	32.0%
Equity	68.0%

Target Asset Allocations

Value	Value
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	2.0%
International	6.5%
Emerging Markets	2.0%
US Large Blend	33.5%
Core Fixed Income	27.5%
Short Duration	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISGAX

Voya Solution Balanced Portfolio

92914L386-AR

Class I: ISGJX

Voya Solution Balanced Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$30	0.28%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance:  The Fund’s overweights to U.S. large cap growth and international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Voya Short Duration Bond were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care and underweight in U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Mid Cap Opportunities were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,669	$10,786	$10,265	$10,677
2017	$12,258	$13,371	$10,628	$12,378
2018	$11,476	$12,113	$10,629	$11,674
2019	$13,743	$15,335	$11,556	$13,915
2020	$15,570	$17,827	$12,424	$15,561
2021	$17,772	$21,132	$12,233	$17,330
2022	$14,643	$17,252	$10,641	$14,684
2023	$17,022	$21,083	$11,230	$16,942
2024	$19,177	$24,770	$11,370	$18,760
2025	$21,679	$30,303	$12,200	$21,873

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	13.05%	6.84%	8.04%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%

Fund Statistics

  Total Net Assets$205,604,847
  # of Portfolio Holdings17
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid$349,129

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	17.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Voya Short Duration Bond Fund - Class R6	8.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large-Cap Growth Fund - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	32.0%
Equity	68.0%

Target Asset Allocations

Value	Value
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	2.0%
International	6.5%
Emerging Markets	2.0%
US Large Blend	33.5%
Core Fixed Income	27.5%
Short Duration	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISGJX

Voya Solution Balanced Portfolio

92914L378-AR

Class R6: VYRLX

Voya Solution Balanced Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$22	0.21%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance:  The Fund’s overweights to U.S. large cap growth and international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Voya Short Duration Bond were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care and underweight in U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Mid Cap Opportunities were the key detractors.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
5/2/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,475	$10,619	$9,946	$10,376
2017	$12,047	$13,164	$10,298	$12,029
2018	$11,278	$11,926	$10,299	$11,344
2019	$13,506	$15,098	$11,197	$13,523
2020	$15,303	$17,551	$12,038	$15,122
2021	$17,467	$20,805	$11,853	$16,842
2022	$14,392	$16,985	$10,311	$14,270
2023	$16,738	$20,756	$10,881	$16,465
2024	$18,877	$24,386	$11,017	$18,231
2025	$21,344	$29,834	$11,821	$21,256

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/2/2016)
Class R6	13.07%	6.88%	8.16%
MSCI All Country World Index℠	22.34%	11.19%	11.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.75%
S&P Target Risk Growth Index	16.59%	7.05%	8.12%

Fund Statistics

  Total Net Assets$205,604,847
  # of Portfolio Holdings17
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid$349,129

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	17.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Voya Short Duration Bond Fund - Class R6	8.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large-Cap Growth Fund - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	32.0%
Equity	68.0%

Target Asset Allocations

Value	Value
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	2.0%
International	6.5%
Emerging Markets	2.0%
US Large Blend	33.5%
Core Fixed Income	27.5%
Short Duration	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRLX

Voya Solution Balanced Portfolio

92914L212-AR

Class S: ISGKX

Voya Solution Balanced Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$56	0.53%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance:  The Fund’s overweights to U.S. large cap growth and international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Voya Short Duration Bond were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care and underweight in U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Mid Cap Opportunities were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,632	$10,786	$10,265	$10,677
2017	$12,201	$13,371	$10,628	$12,378
2018	$11,384	$12,113	$10,629	$11,674
2019	$13,600	$15,335	$11,556	$13,915
2020	$15,361	$17,827	$12,424	$15,561
2021	$17,505	$21,132	$12,233	$17,330
2022	$14,372	$17,252	$10,641	$14,684
2023	$16,681	$21,083	$11,230	$16,942
2024	$18,744	$24,770	$11,370	$18,760
2025	$21,119	$30,303	$12,200	$21,873

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	12.67%	6.57%	7.76%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%

Fund Statistics

  Total Net Assets$205,604,847
  # of Portfolio Holdings17
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid$349,129

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	17.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Voya Short Duration Bond Fund - Class R6	8.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large-Cap Growth Fund - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	32.0%
Equity	68.0%

Target Asset Allocations

Value	Value
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	2.0%
International	6.5%
Emerging Markets	2.0%
US Large Blend	33.5%
Core Fixed Income	27.5%
Short Duration	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISGKX

Voya Solution Balanced Portfolio

92914L360-AR

Class S2: ISGTX

Voya Solution Balanced Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$72	0.68%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance:  The Fund’s overweights to U.S. large cap growth and international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Voya Short Duration Bond were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care and underweight in U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Mid Cap Opportunities were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,610	$10,786	$10,265	$10,677
2017	$12,163	$13,371	$10,628	$12,378
2018	$11,325	$12,113	$10,629	$11,674
2019	$13,501	$15,335	$11,556	$13,915
2020	$15,231	$17,827	$12,424	$15,561
2021	$17,334	$21,132	$12,233	$17,330
2022	$14,216	$17,252	$10,641	$14,684
2023	$16,468	$21,083	$11,230	$16,942
2024	$18,469	$24,770	$11,370	$18,760
2025	$20,792	$30,303	$12,200	$21,873

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	12.58%	6.42%	7.59%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%

Fund Statistics

  Total Net Assets$205,604,847
  # of Portfolio Holdings17
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid$349,129

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	17.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Voya Short Duration Bond Fund - Class R6	8.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large-Cap Growth Fund - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	32.0%
Equity	68.0%

Target Asset Allocations

Value	Value
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	2.0%
International	6.5%
Emerging Markets	2.0%
US Large Blend	33.5%
Core Fixed Income	27.5%
Short Duration	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISGTX

Voya Solution Balanced Portfolio

92914L808-AR

Class ADV: ICGAX

Voya Solution Conservative Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$79	0.76%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Conservative Index.

↑ Top contributors to performance: The Fund’s underweights in U.S. large cap and core fixed income as well as overweight to international equities were the biggest contributors. On an individual holdings level, Voya Short Duration Bond, Voya Intermediate Bond, and Vanguard Long-Term Treasury ETF were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweights to S&P 500 health care, duration and US small cap equities and underweight to U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Vanguard Total International Bond ETF, and VY® Brandywine Global Bond were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,576	$10,786	$10,265	$10,526
2017	$11,323	$13,371	$10,628	$11,547
2018	$11,053	$12,113	$10,629	$11,232
2019	$12,267	$15,335	$11,556	$12,803
2020	$13,443	$17,827	$12,424	$14,041
2021	$14,150	$21,132	$12,233	$14,742
2022	$12,199	$17,252	$10,641	$12,679
2023	$13,272	$21,083	$11,230	$14,066
2024	$14,078	$24,770	$11,370	$14,993
2025	$15,183	$30,303	$12,200	$16,754

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	7.85%	2.46%	4.26%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk® Conservative Index	11.74%	3.60%	5.30%

Fund Statistics

  Total Net Assets$93,063,712
  # of Portfolio Holdings16
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid$133,880

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.1%
Voya Short Duration Bond Fund - Class R6	21.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.8%
Voya U.S. Stock Index Portfolio - Class I	3.7%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	28.7%
Fixed Income	71.2%

Target Asset Allocations

Value	Value
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	4.5%
International	3.5%
US Large Blend	10.5%
Core Fixed Income	40.0%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	21.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ICGAX

Voya Solution Conservative Portfolio

92914L840-AR

Class I: ICGIX

Voya Solution Conservative Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$27	0.26%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Conservative Index.

↑ Top contributors to performance: The Fund’s underweights in U.S. large cap and core fixed income as well as overweight to international equities were the biggest contributors. On an individual holdings level, Voya Short Duration Bond, Voya Intermediate Bond, and Vanguard Long-Term Treasury ETF were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweights to S&P 500 health care, duration and US small cap equities and underweight to U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Vanguard Total International Bond ETF, and VY® Brandywine Global Bond were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,624	$10,786	$10,265	$10,526
2017	$11,432	$13,371	$10,628	$11,547
2018	$11,210	$12,113	$10,629	$11,232
2019	$12,516	$15,335	$11,556	$12,803
2020	$13,766	$17,827	$12,424	$14,041
2021	$14,571	$21,132	$12,233	$14,742
2022	$12,624	$17,252	$10,641	$12,679
2023	$13,800	$21,083	$11,230	$14,066
2024	$14,714	$24,770	$11,370	$14,993
2025	$15,939	$30,303	$12,200	$16,754

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	8.33%	2.97%	4.77%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk® Conservative Index	11.74%	3.60%	5.30%

Fund Statistics

  Total Net Assets$93,063,712
  # of Portfolio Holdings16
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid$133,880

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.1%
Voya Short Duration Bond Fund - Class R6	21.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.8%
Voya U.S. Stock Index Portfolio - Class I	3.7%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	28.7%
Fixed Income	71.2%

Target Asset Allocations

Value	Value
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	4.5%
International	3.5%
US Large Blend	10.5%
Core Fixed Income	40.0%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	21.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ICGIX

Voya Solution Conservative Portfolio

92914L857-AR

Class R6: VYRPX

Voya Solution Conservative Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$27	0.26%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Conservative Index.

↑ Top contributors to performance: The Fund’s underweights in U.S. large cap and core fixed income as well as overweight to international equities were the biggest contributors. On an individual holdings level, Voya Short Duration Bond, Voya Intermediate Bond, and Vanguard Long-Term Treasury ETF were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweights to S&P 500 health care, duration and US small cap equities and underweight to U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Vanguard Total International Bond ETF, and VY® Brandywine Global Bond were the key detractors.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
5/2/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,257	$10,619	$9,946	$10,192
2017	$11,036	$13,164	$10,298	$11,181
2018	$10,822	$11,926	$10,299	$10,875
2019	$12,083	$15,098	$11,197	$12,397
2020	$13,302	$17,551	$12,038	$13,596
2021	$14,070	$20,805	$11,853	$14,274
2022	$12,193	$16,985	$10,311	$12,277
2023	$13,322	$20,756	$10,881	$13,620
2024	$14,217	$24,386	$11,017	$14,517
2025	$15,408	$29,834	$11,821	$16,222

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/2/2016)
Class R6	8.38%	2.98%	4.57%
MSCI All Country World Index℠	22.34%	11.19%	11.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.75%
S&P Target Risk® Conservative Index	11.74%	3.60%	5.14%

Fund Statistics

  Total Net Assets$93,063,712
  # of Portfolio Holdings16
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid$133,880

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.1%
Voya Short Duration Bond Fund - Class R6	21.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.8%
Voya U.S. Stock Index Portfolio - Class I	3.7%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	28.7%
Fixed Income	71.2%

Target Asset Allocations

Value	Value
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	4.5%
International	3.5%
US Large Blend	10.5%
Core Fixed Income	40.0%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	21.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRPX

Voya Solution Conservative Portfolio

92914L196-AR

Class S: ICGSX

Voya Solution Conservative Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$53	0.51%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Conservative Index.

↑ Top contributors to performance: The Fund’s underweights in U.S. large cap and core fixed income as well as overweight to international equities were the biggest contributors. On an individual holdings level, Voya Short Duration Bond, Voya Intermediate Bond, and Vanguard Long-Term Treasury ETF were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweights to S&P 500 health care, duration and US small cap equities and underweight to U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Vanguard Total International Bond ETF, and VY® Brandywine Global Bond were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,604	$10,786	$10,265	$10,526
2017	$11,379	$13,371	$10,628	$11,547
2018	$11,135	$12,113	$10,629	$11,232
2019	$12,394	$15,335	$11,556	$12,803
2020	$13,613	$17,827	$12,424	$14,041
2021	$14,364	$21,132	$12,233	$14,742
2022	$12,410	$17,252	$10,641	$12,679
2023	$13,543	$21,083	$11,230	$14,066
2024	$14,386	$24,770	$11,370	$14,993
2025	$15,553	$30,303	$12,200	$16,754

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	8.12%	2.70%	4.52%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk® Conservative Index	11.74%	3.60%	5.30%

Fund Statistics

  Total Net Assets$93,063,712
  # of Portfolio Holdings16
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid$133,880

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.1%
Voya Short Duration Bond Fund - Class R6	21.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.8%
Voya U.S. Stock Index Portfolio - Class I	3.7%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	28.7%
Fixed Income	71.2%

Target Asset Allocations

Value	Value
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	4.5%
International	3.5%
US Large Blend	10.5%
Core Fixed Income	40.0%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	21.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ICGSX

Voya Solution Conservative Portfolio

92914L873-AR

Class S2: ICGTX

Voya Solution Conservative Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$69	0.66%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Conservative Index.

↑ Top contributors to performance: The Fund’s underweights in U.S. large cap and core fixed income as well as overweight to international equities were the biggest contributors. On an individual holdings level, Voya Short Duration Bond, Voya Intermediate Bond, and Vanguard Long-Term Treasury ETF were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweights to S&P 500 health care, duration and US small cap equities and underweight to U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Vanguard Total International Bond ETF, and VY® Brandywine Global Bond were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,590	$10,786	$10,265	$10,526
2017	$11,352	$13,371	$10,628	$11,547
2018	$11,087	$12,113	$10,629	$11,232
2019	$12,330	$15,335	$11,556	$12,803
2020	$13,525	$17,827	$12,424	$14,041
2021	$14,247	$21,132	$12,233	$14,742
2022	$12,289	$17,252	$10,641	$12,679
2023	$13,379	$21,083	$11,230	$14,066
2024	$14,214	$24,770	$11,370	$14,993
2025	$15,350	$30,303	$12,200	$16,754

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	7.99%	2.56%	4.38%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk® Conservative Index	11.74%	3.60%	5.30%

Fund Statistics

  Total Net Assets$93,063,712
  # of Portfolio Holdings16
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid$133,880

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.1%
Voya Short Duration Bond Fund - Class R6	21.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.8%
Voya U.S. Stock Index Portfolio - Class I	3.7%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.6%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	28.7%
Fixed Income	71.2%

Target Asset Allocations

Value	Value
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	4.5%
International	3.5%
US Large Blend	10.5%
Core Fixed Income	40.0%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	21.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ICGTX

Voya Solution Conservative Portfolio

92914L881-AR

Class ADV: ISWAX

Voya Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$81	0.77%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance:  Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweights to U.S. large cap and international equities as well as underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Vanguard FTSE Developed Markets ETF were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration as well as underweight in U.S. mid cap and U.S. small cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity,  VY® Brandywine Global Bond, and Voya Large Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date Retirement Income Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,426	$10,786	$10,265	$10,100	$10,501	$11,274
2017	$11,380	$13,371	$10,628	$12,628	$11,398	$13,656
2018	$10,999	$12,113	$10,629	$10,887	$11,108	$12,941
2019	$12,415	$15,335	$11,556	$13,283	$12,589	$16,955
2020	$13,856	$17,827	$12,424	$14,321	$13,698	$20,497
2021	$14,710	$21,132	$12,233	$15,934	$14,398	$25,756
2022	$12,457	$17,252	$10,641	$13,632	$12,790	$20,808
2023	$13,761	$21,083	$11,230	$16,118	$14,113	$26,210
2024	$14,572	$24,770	$11,370	$16,734	$15,036	$32,449
2025	$16,117	$30,303	$12,200	$21,958	$16,789	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	10.60%	3.07%	4.89%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$505,689,852
  # of Portfolio Holdings17
  Portfolio Turnover Rate43%
  Investment Advisory Fees Paid$586,954

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya Short Duration Bond Fund - Class R6	7.8%
Schwab U.S. TIPS ETF	7.8%
Voya Multi-Manager International Equity Fund - Class I	6.4%
Voya U.S. Stock Index Portfolio - Class I	5.7%
Vanguard FTSE Developed Markets ETF	5.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large Cap Value Portfolio - Class R6	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	39.2%
Fixed Income	60.7%

Target Asset Allocations

Value	Value
US Large Blend	12.5%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	40.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISWAX

Voya Solution Income Portfolio

92914H302-AR

Class I: ISWIX

Voya Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.27%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance:  Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweights to U.S. large cap and international equities as well as underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Vanguard FTSE Developed Markets ETF were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration as well as underweight in U.S. mid cap and U.S. small cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity,  VY® Brandywine Global Bond, and Voya Large Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date Retirement Income Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,478	$10,786	$10,265	$10,100	$10,501	$11,274
2017	$11,490	$13,371	$10,628	$12,628	$11,398	$13,656
2018	$11,167	$12,113	$10,629	$10,887	$11,108	$12,941
2019	$12,661	$15,335	$11,556	$13,283	$12,589	$16,955
2020	$14,203	$17,827	$12,424	$14,321	$13,698	$20,497
2021	$15,153	$21,132	$12,233	$15,934	$14,398	$25,756
2022	$12,908	$17,252	$10,641	$13,632	$12,790	$20,808
2023	$14,316	$21,083	$11,230	$16,118	$14,113	$26,210
2024	$15,243	$24,770	$11,370	$16,734	$15,036	$32,449
2025	$16,954	$30,303	$12,200	$21,958	$16,789	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	11.23%	3.60%	5.42%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$505,689,852
  # of Portfolio Holdings17
  Portfolio Turnover Rate43%
  Investment Advisory Fees Paid$586,954

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya Short Duration Bond Fund - Class R6	7.8%
Schwab U.S. TIPS ETF	7.8%
Voya Multi-Manager International Equity Fund - Class I	6.4%
Voya U.S. Stock Index Portfolio - Class I	5.7%
Vanguard FTSE Developed Markets ETF	5.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large Cap Value Portfolio - Class R6	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	39.2%
Fixed Income	60.7%

Target Asset Allocations

Value	Value
US Large Blend	12.5%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	40.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISWIX

Voya Solution Income Portfolio

92914H104-AR

Class S: ISWSX

Voya Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	0.52%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance:  Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweights to U.S. large cap and international equities as well as underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Vanguard FTSE Developed Markets ETF were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration as well as underweight in U.S. mid cap and U.S. small cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity,  VY® Brandywine Global Bond, and Voya Large Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date Retirement Income Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,447	$10,786	$10,265	$10,100	$10,501	$11,274
2017	$11,429	$13,371	$10,628	$12,628	$11,398	$13,656
2018	$11,071	$12,113	$10,629	$10,887	$11,108	$12,941
2019	$12,525	$15,335	$11,556	$13,283	$12,589	$16,955
2020	$14,021	$17,827	$12,424	$14,321	$13,698	$20,497
2021	$14,914	$21,132	$12,233	$15,934	$14,398	$25,756
2022	$12,676	$17,252	$10,641	$13,632	$12,790	$20,808
2023	$14,016	$21,083	$11,230	$16,118	$14,113	$26,210
2024	$14,890	$24,770	$11,370	$16,734	$15,036	$32,449
2025	$16,518	$30,303	$12,200	$21,958	$16,789	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	10.94%	3.33%	5.15%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$505,689,852
  # of Portfolio Holdings17
  Portfolio Turnover Rate43%
  Investment Advisory Fees Paid$586,954

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya Short Duration Bond Fund - Class R6	7.8%
Schwab U.S. TIPS ETF	7.8%
Voya Multi-Manager International Equity Fund - Class I	6.4%
Voya U.S. Stock Index Portfolio - Class I	5.7%
Vanguard FTSE Developed Markets ETF	5.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large Cap Value Portfolio - Class R6	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	39.2%
Fixed Income	60.7%

Target Asset Allocations

Value	Value
US Large Blend	12.5%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	40.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISWSX

Voya Solution Income Portfolio

92914H203-AR

Class S2: IJKBX

Voya Solution Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$71	0.67%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance:  Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweights to U.S. large cap and international equities as well as underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Vanguard FTSE Developed Markets ETF were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration as well as underweight in U.S. mid cap and U.S. small cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity,  VY® Brandywine Global Bond, and Voya Large Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date Retirement Income Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,429	$10,786	$10,265	$10,100	$10,501	$11,274
2017	$11,391	$13,371	$10,628	$12,628	$11,398	$13,656
2018	$11,025	$12,113	$10,629	$10,887	$11,108	$12,941
2019	$12,454	$15,335	$11,556	$13,283	$12,589	$16,955
2020	$13,916	$17,827	$12,424	$14,321	$13,698	$20,497
2021	$14,786	$21,132	$12,233	$15,934	$14,398	$25,756
2022	$12,543	$17,252	$10,641	$13,632	$12,790	$20,808
2023	$13,855	$21,083	$11,230	$16,118	$14,113	$26,210
2024	$14,696	$24,770	$11,370	$16,734	$15,036	$32,449
2025	$16,271	$30,303	$12,200	$21,958	$16,789	$38,013

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	10.72%	3.18%	4.99%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%
Russell 3000® Index	17.15%	13.15%	14.29%

Fund Statistics

  Total Net Assets$505,689,852
  # of Portfolio Holdings17
  Portfolio Turnover Rate43%
  Investment Advisory Fees Paid$586,954

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya Short Duration Bond Fund - Class R6	7.8%
Schwab U.S. TIPS ETF	7.8%
Voya Multi-Manager International Equity Fund - Class I	6.4%
Voya U.S. Stock Index Portfolio - Class I	5.7%
Vanguard FTSE Developed Markets ETF	5.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large Cap Value Portfolio - Class R6	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	39.2%
Fixed Income	60.7%

Target Asset Allocations

Value	Value
US Large Blend	12.5%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.0%
International	7.5%
Emerging Markets	3.0%
Core Fixed Income	40.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IJKBX

Voya Solution Income Portfolio

92914L634-AR

Class ADV: IAGAX

Voya Solution Moderately Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$83	0.77%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Small Cap Growth, and Voya Intermediate Bond were the key contributors

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager International Equity, and Voya Large Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,600	$10,786	$10,265	$10,771
2017	$12,495	$13,371	$10,628	$12,932
2018	$11,316	$12,113	$10,629	$11,942
2019	$13,841	$15,335	$11,556	$14,664
2020	$15,722	$17,827	$12,424	$16,584
2021	$18,375	$21,132	$12,233	$19,174
2022	$14,881	$17,252	$10,641	$16,081
2023	$17,593	$21,083	$11,230	$19,040
2024	$20,152	$24,770	$11,370	$21,610
2025	$23,050	$30,303	$12,200	$25,878

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	14.39%	7.95%	8.71%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%

Fund Statistics

  Total Net Assets$88,616,172
  # of Portfolio Holdings17
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$614,921

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.7%
Voya Intermediate Bond Fund - Class R6	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.4%
Voya Large Cap Value Portfolio - Class R6	4.9%
Voya International Index Portfolio - Class I	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.5%
Equity	84.5%

Target Asset Allocations

Value	Value
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.5%
US Small Cap	4.5%
International	11.5%
Emerging Markets	2.5%
US Large Blend	34.5%
Core Fixed Income	15.5%
Short Duration	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IAGAX

Voya Solution Moderately Aggressive Portfolio

92914L790-AR

Class I: IAGIX

Voya Solution Moderately Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.27%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Small Cap Growth, and Voya Intermediate Bond were the key contributors

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager International Equity, and Voya Large Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,640	$10,786	$10,265	$10,771
2017	$12,609	$13,371	$10,628	$12,932
2018	$11,472	$12,113	$10,629	$11,942
2019	$14,109	$15,335	$11,556	$14,664
2020	$16,117	$17,827	$12,424	$16,584
2021	$18,925	$21,132	$12,233	$19,174
2022	$15,404	$17,252	$10,641	$16,081
2023	$18,308	$21,083	$11,230	$19,040
2024	$21,079	$24,770	$11,370	$21,610
2025	$24,229	$30,303	$12,200	$25,878

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	14.94%	8.50%	9.25%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%

Fund Statistics

  Total Net Assets$88,616,172
  # of Portfolio Holdings17
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$614,921

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.7%
Voya Intermediate Bond Fund - Class R6	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.4%
Voya Large Cap Value Portfolio - Class R6	4.9%
Voya International Index Portfolio - Class I	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.5%
Equity	84.5%

Target Asset Allocations

Value	Value
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.5%
US Small Cap	4.5%
International	11.5%
Emerging Markets	2.5%
US Large Blend	34.5%
Core Fixed Income	15.5%
Short Duration	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IAGIX

Voya Solution Moderately Aggressive Portfolio

92914L816-AR

Class R6: VYROX

Voya Solution Moderately Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$26	0.24%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Small Cap Growth, and Voya Intermediate Bond were the key contributors

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager International Equity, and Voya Large Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
5/2/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,521	$10,619	$9,946	$10,499
2017	$12,469	$13,164	$10,298	$12,605
2018	$11,354	$11,926	$10,299	$11,641
2019	$13,955	$15,098	$11,197	$14,294
2020	$15,942	$17,551	$12,038	$16,165
2021	$18,722	$20,805	$11,853	$18,690
2022	$15,238	$16,985	$10,311	$15,675
2023	$18,098	$20,756	$10,881	$18,559
2024	$20,843	$24,386	$11,017	$21,064
2025	$23,984	$29,834	$11,821	$25,224

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/2/2016)
Class R6	15.07%	8.51%	9.47%
MSCI All Country World Index℠	22.34%	11.19%	11.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.75%
S&P Target Risk Aggressive® Index	19.75%	9.31%	10.05%

Fund Statistics

  Total Net Assets$88,616,172
  # of Portfolio Holdings17
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$614,921

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.7%
Voya Intermediate Bond Fund - Class R6	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.4%
Voya Large Cap Value Portfolio - Class R6	4.9%
Voya International Index Portfolio - Class I	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.5%
Equity	84.5%

Target Asset Allocations

Value	Value
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.5%
US Small Cap	4.5%
International	11.5%
Emerging Markets	2.5%
US Large Blend	34.5%
Core Fixed Income	15.5%
Short Duration	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYROX

Voya Solution Moderately Aggressive Portfolio

92914L188-AR

Class S: IAGSX

Voya Solution Moderately Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$50	0.47%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Small Cap Growth, and Voya Intermediate Bond were the key contributors

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager International Equity, and Voya Large Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,617	$10,786	$10,265	$10,771
2017	$12,551	$13,371	$10,628	$12,932
2018	$11,396	$12,113	$10,629	$11,942
2019	$13,973	$15,335	$11,556	$14,664
2020	$15,917	$17,827	$12,424	$16,584
2021	$18,648	$21,132	$12,233	$19,174
2022	$15,129	$17,252	$10,641	$16,081
2023	$17,945	$21,083	$11,230	$19,040
2024	$20,604	$24,770	$11,370	$21,610
2025	$23,633	$30,303	$12,200	$25,878

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	14.70%	8.23%	8.98%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%

Fund Statistics

  Total Net Assets$88,616,172
  # of Portfolio Holdings17
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$614,921

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.7%
Voya Intermediate Bond Fund - Class R6	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.4%
Voya Large Cap Value Portfolio - Class R6	4.9%
Voya International Index Portfolio - Class I	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.5%
Equity	84.5%

Target Asset Allocations

Value	Value
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.5%
US Small Cap	4.5%
International	11.5%
Emerging Markets	2.5%
US Large Blend	34.5%
Core Fixed Income	15.5%
Short Duration	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IAGSX

Voya Solution Moderately Aggressive Portfolio

92914L824-AR

Class S2: IAGTX

Voya Solution Moderately Aggressive Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$72	0.67%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Small Cap Growth, and Voya Intermediate Bond were the key contributors

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager International Equity, and Voya Large Cap Value were the key detractors.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,597	$10,786	$10,265	$10,771
2017	$12,509	$13,371	$10,628	$12,932
2018	$11,344	$12,113	$10,629	$11,942
2019	$13,895	$15,335	$11,556	$14,664
2020	$15,798	$17,827	$12,424	$16,584
2021	$18,483	$21,132	$12,233	$19,174
2022	$14,975	$17,252	$10,641	$16,081
2023	$17,733	$21,083	$11,230	$19,040
2024	$20,327	$24,770	$11,370	$21,610
2025	$23,284	$30,303	$12,200	$25,878

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	14.55%	8.07%	8.82%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%

Fund Statistics

  Total Net Assets$88,616,172
  # of Portfolio Holdings17
  Portfolio Turnover Rate36%
  Investment Advisory Fees Paid$614,921

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.7%
Voya Intermediate Bond Fund - Class R6	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.4%
Voya Large Cap Value Portfolio - Class R6	4.9%
Voya International Index Portfolio - Class I	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.5%
Equity	84.5%

Target Asset Allocations

Value	Value
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.5%
US Small Cap	4.5%
International	11.5%
Emerging Markets	2.5%
US Large Blend	34.5%
Core Fixed Income	15.5%
Short Duration	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IAGTX

Voya Solution Moderately Aggressive Portfolio

92914L832-AR

Class ADV: IASAX

VY® American Century Small-Mid Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$138	1.35%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2500® Value Index, primarily due to unfavorable stock selection.

↑ Top contributors to performance: Stock selection and an underweight in the industrials sector lifted relative performance, supported by machinery holdings such as Cummins and Oshkosh. Elsewhere in the portfolio, semiconductor testing company Teradyne was a top relative contributor.

↓ Top detractors from performance: Stock selection in the health care & materials sectors detracted from relative performance.   Individual detractors included Zimmer Biomet Holdings and not owning biotechnology and pharmaceuticals stocks also detracted.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 2500™ Value Index	S&P SmallCap 600® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$12,369	$11,274	$12,520	$13,132
2017	$13,717	$13,656	$13,817	$14,643
2018	$11,729	$12,941	$12,109	$12,793
2019	$15,268	$16,955	$14,962	$15,932
2020	$15,780	$20,497	$15,692	$16,335
2021	$20,030	$25,756	$20,052	$21,391
2022	$18,858	$20,808	$17,429	$19,029
2023	$20,466	$26,210	$20,214	$21,862
2024	$22,044	$32,449	$22,435	$23,515
2025	$23,101	$38,013	$25,291	$25,091

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	4.80%	7.92%	8.73%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Value Index	12.73%	10.02%	9.72%
S&P SmallCap 600® Value Index	6.70%	8.96%	9.64%

Fund Statistics

  Total Net Assets$272,293,991
  # of Portfolio Holdings219
  Portfolio Turnover Rate61%
  Investment Advisory Fees Paid$1,837,439

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	1.8%
Henry Schein, Inc.	1.4%
Graphic Packaging Holding Co.	1.3%
Commerce Bancshares, Inc.	1.3%
Baker Hughes Co.	1.2%
Timken Co.	1.2%
Willis Towers Watson PLC	1.2%
Reinsurance Group of America, Inc.	1.2%
US Bancorp	1.1%
Kenvue, Inc.	1.1%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.7%
Preferred Stock	0.6%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	20.3%
Industrials	16.2%
Health Care	11.6%
Consumer Staples	8.4%
Real Estate	7.9%
Energy	7.4%
Information Technology	6.7%
Consumer Discretionary	6.3%
Utilities	6.2%
Materials	5.8%
Communication Services	1.1%
Short-Term Investments	2.7%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IASAX

VY® American Century Small-Mid Cap Value Portfolio

92914K578-AR

Class I: IACIX

VY® American Century Small-Mid Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$87	0.85%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2500® Value Index, primarily due to unfavorable stock selection.

↑ Top contributors to performance: Stock selection and an underweight in the industrials sector lifted relative performance, supported by machinery holdings such as Cummins and Oshkosh. Elsewhere in the portfolio, semiconductor testing company Teradyne was a top relative contributor.

↓ Top detractors from performance: Stock selection in the health care & materials sectors detracted from relative performance.   Individual detractors included Zimmer Biomet Holdings and not owning biotechnology and pharmaceuticals stocks also detracted.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 2500™ Value Index	S&P SmallCap 600® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$12,438	$11,274	$12,520	$13,132
2017	$13,862	$13,656	$13,817	$14,643
2018	$11,901	$12,941	$12,109	$12,793
2019	$15,585	$16,955	$14,962	$15,932
2020	$16,184	$20,497	$15,692	$16,335
2021	$20,645	$25,756	$20,052	$21,391
2022	$19,534	$20,808	$17,429	$19,029
2023	$21,310	$26,210	$20,214	$21,862
2024	$23,058	$32,449	$22,435	$23,515
2025	$24,286	$38,013	$25,291	$25,091

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	5.33%	8.46%	9.28%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Value Index	12.73%	10.02%	9.72%
S&P SmallCap 600® Value Index	6.70%	8.96%	9.64%

Fund Statistics

  Total Net Assets$272,293,991
  # of Portfolio Holdings219
  Portfolio Turnover Rate61%
  Investment Advisory Fees Paid$1,837,439

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	1.8%
Henry Schein, Inc.	1.4%
Graphic Packaging Holding Co.	1.3%
Commerce Bancshares, Inc.	1.3%
Baker Hughes Co.	1.2%
Timken Co.	1.2%
Willis Towers Watson PLC	1.2%
Reinsurance Group of America, Inc.	1.2%
US Bancorp	1.1%
Kenvue, Inc.	1.1%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.7%
Preferred Stock	0.6%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	20.3%
Industrials	16.2%
Health Care	11.6%
Consumer Staples	8.4%
Real Estate	7.9%
Energy	7.4%
Information Technology	6.7%
Consumer Discretionary	6.3%
Utilities	6.2%
Materials	5.8%
Communication Services	1.1%
Short-Term Investments	2.7%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IACIX

VY® American Century Small-Mid Cap Value Portfolio

92914K552-AR

Class S: IASSX

VY® American Century Small-Mid Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$113	1.10%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2500® Value Index, primarily due to unfavorable stock selection.

↑ Top contributors to performance: Stock selection and an underweight in the industrials sector lifted relative performance, supported by machinery holdings such as Cummins and Oshkosh. Elsewhere in the portfolio, semiconductor testing company Teradyne was a top relative contributor.

↓ Top detractors from performance: Stock selection in the health care & materials sectors detracted from relative performance.   Individual detractors included Zimmer Biomet Holdings and not owning biotechnology and pharmaceuticals stocks also detracted.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 2500™ Value Index	S&P SmallCap 600® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$12,406	$11,274	$12,520	$13,132
2017	$13,785	$13,656	$13,817	$14,643
2018	$11,808	$12,941	$12,109	$12,793
2019	$15,429	$16,955	$14,962	$15,932
2020	$15,972	$20,497	$15,692	$16,335
2021	$20,333	$25,756	$20,052	$21,391
2022	$19,194	$20,808	$17,429	$19,029
2023	$20,877	$26,210	$20,214	$21,862
2024	$22,551	$32,449	$22,435	$23,515
2025	$23,675	$38,013	$25,291	$25,091

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	4.99%	8.19%	9.00%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Value Index	12.73%	10.02%	9.72%
S&P SmallCap 600® Value Index	6.70%	8.96%	9.64%

Fund Statistics

  Total Net Assets$272,293,991
  # of Portfolio Holdings219
  Portfolio Turnover Rate61%
  Investment Advisory Fees Paid$1,837,439

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	1.8%
Henry Schein, Inc.	1.4%
Graphic Packaging Holding Co.	1.3%
Commerce Bancshares, Inc.	1.3%
Baker Hughes Co.	1.2%
Timken Co.	1.2%
Willis Towers Watson PLC	1.2%
Reinsurance Group of America, Inc.	1.2%
US Bancorp	1.1%
Kenvue, Inc.	1.1%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.7%
Preferred Stock	0.6%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	20.3%
Industrials	16.2%
Health Care	11.6%
Consumer Staples	8.4%
Real Estate	7.9%
Energy	7.4%
Information Technology	6.7%
Consumer Discretionary	6.3%
Utilities	6.2%
Materials	5.8%
Communication Services	1.1%
Short-Term Investments	2.7%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IASSX

VY® American Century Small-Mid Cap Value Portfolio

92914K560-AR

Class S2: ISMSX

VY® American Century Small-Mid Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$128	1.25%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2500® Value Index, primarily due to unfavorable stock selection.

↑ Top contributors to performance: Stock selection and an underweight in the industrials sector lifted relative performance, supported by machinery holdings such as Cummins and Oshkosh. Elsewhere in the portfolio, semiconductor testing company Teradyne was a top relative contributor.

↓ Top detractors from performance: Stock selection in the health care & materials sectors detracted from relative performance.   Individual detractors included Zimmer Biomet Holdings and not owning biotechnology and pharmaceuticals stocks also detracted.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 2500™ Value Index	S&P SmallCap 600® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$12,393	$11,274	$12,520	$13,132
2017	$13,750	$13,656	$13,817	$14,643
2018	$11,759	$12,941	$12,109	$12,793
2019	$15,336	$16,955	$14,962	$15,932
2020	$15,858	$20,497	$15,692	$16,335
2021	$20,157	$25,756	$20,052	$21,391
2022	$18,994	$20,808	$17,429	$19,029
2023	$20,627	$26,210	$20,214	$21,862
2024	$22,237	$32,449	$22,435	$23,515
2025	$23,325	$38,013	$25,291	$25,091

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	4.89%	8.02%	8.84%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Value Index	12.73%	10.02%	9.72%
S&P SmallCap 600® Value Index	6.70%	8.96%	9.64%

Fund Statistics

  Total Net Assets$272,293,991
  # of Portfolio Holdings219
  Portfolio Turnover Rate61%
  Investment Advisory Fees Paid$1,837,439

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	1.8%
Henry Schein, Inc.	1.4%
Graphic Packaging Holding Co.	1.3%
Commerce Bancshares, Inc.	1.3%
Baker Hughes Co.	1.2%
Timken Co.	1.2%
Willis Towers Watson PLC	1.2%
Reinsurance Group of America, Inc.	1.2%
US Bancorp	1.1%
Kenvue, Inc.	1.1%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.7%
Preferred Stock	0.6%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	20.3%
Industrials	16.2%
Health Care	11.6%
Consumer Staples	8.4%
Real Estate	7.9%
Energy	7.4%
Information Technology	6.7%
Consumer Discretionary	6.3%
Utilities	6.2%
Materials	5.8%
Communication Services	1.1%
Short-Term Investments	2.7%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISMSX

VY® American Century Small-Mid Cap Value Portfolio

92914L428-AR

Class ADV: IBSAX

VY® Baron Growth Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$142	1.50%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Growth Index primarily due to due to style-related biases, active industry exposures, and stock-specific issues.

↑ Top contributors to performance: At a sector level, health care & industrials contributed to performance. Individual contributors included FIGS, Inc., IDEXX Laboratories, Inc., and Karman Holdings Inc.

↓ Top detractors from performance: On a sector level, adverse stock selection in financials, information technology & real estate weighed on relative performance. Higher exposure to the lagging financials and consumer discretionary sectors, as well as underexposure to the better performing industrials sector also proved costly.    Individual detractors included Gartner, Inc., Choice Hotels International, Inc., & FactSet Research Systems Inc.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,506	$11,274	$11,132	$10,973
2017	$13,434	$13,656	$13,600	$13,657
2018	$13,145	$12,941	$12,334	$12,637
2019	$18,172	$16,955	$15,846	$16,763
2020	$24,149	$20,497	$21,334	$23,547
2021	$29,013	$25,756	$21,938	$24,733
2022	$22,078	$20,808	$16,155	$18,251
2023	$25,294	$26,210	$19,169	$21,706
2024	$26,396	$32,449	$22,074	$24,722
2025	$23,467	$38,013	$24,947	$27,271

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	-11.10%	-0.57%	8.90%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2500™ Growth Index	10.31%	2.98%	10.55%

Fund Statistics

  Total Net Assets$295,017,878
  # of Portfolio Holdings40
  Portfolio Turnover Rate13%
  Investment Advisory Fees Paid$2,975,214

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	8.7%
Gartner, Inc.	6.5%
CoStar Group, Inc.	6.5%
Arch Capital Group Ltd.	6.1%
Guidewire Software, Inc.	6.0%
Vail Resorts, Inc.	5.9%
IDEXX Laboratories, Inc.	5.5%
Kinsale Capital Group, Inc.	5.1%
Figs, Inc. - Class A	4.7%
Primerica, Inc.	4.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.3%
Common Stock	99.6%

Sector Allocation

Value	Value
Financials	32.4%
Information Technology	23.7%
Consumer Discretionary	17.8%
Health Care	12.8%
Real Estate	6.5%
Industrials	6.4%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IBSAX

VY® Baron Growth Portfolio

92914K610-AR

Class I: IBGIX

VY® Baron Growth Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$95	1.00%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Growth Index primarily due to due to style-related biases, active industry exposures, and stock-specific issues.

↑ Top contributors to performance: At a sector level, health care & industrials contributed to performance. Individual contributors included FIGS, Inc., IDEXX Laboratories, Inc., and Karman Holdings Inc.

↓ Top detractors from performance: On a sector level, adverse stock selection in financials, information technology & real estate weighed on relative performance. Higher exposure to the lagging financials and consumer discretionary sectors, as well as underexposure to the better performing industrials sector also proved costly.    Individual detractors included Gartner, Inc., Choice Hotels International, Inc., & FactSet Research Systems Inc.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,556	$11,274	$11,132	$10,973
2017	$13,567	$13,656	$13,600	$13,657
2018	$13,340	$12,941	$12,334	$12,637
2019	$18,538	$16,955	$15,846	$16,763
2020	$24,757	$20,497	$21,334	$23,547
2021	$29,888	$25,756	$21,938	$24,733
2022	$22,864	$20,808	$16,155	$18,251
2023	$26,316	$26,210	$19,169	$21,706
2024	$27,603	$32,449	$22,074	$24,722
2025	$24,652	$38,013	$24,947	$27,271

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	-10.69%	-0.08%	9.44%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2500™ Growth Index	10.31%	2.98%	10.55%

Fund Statistics

  Total Net Assets$295,017,878
  # of Portfolio Holdings40
  Portfolio Turnover Rate13%
  Investment Advisory Fees Paid$2,975,214

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	8.7%
Gartner, Inc.	6.5%
CoStar Group, Inc.	6.5%
Arch Capital Group Ltd.	6.1%
Guidewire Software, Inc.	6.0%
Vail Resorts, Inc.	5.9%
IDEXX Laboratories, Inc.	5.5%
Kinsale Capital Group, Inc.	5.1%
Figs, Inc. - Class A	4.7%
Primerica, Inc.	4.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.3%
Common Stock	99.6%

Sector Allocation

Value	Value
Financials	32.4%
Information Technology	23.7%
Consumer Discretionary	17.8%
Health Care	12.8%
Real Estate	6.5%
Industrials	6.4%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IBGIX

VY® Baron Growth Portfolio

92914K586-AR

Class R6: VYRBX

VY® Baron Growth Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$94	0.99%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Growth Index primarily due to due to style-related biases, active industry exposures, and stock-specific issues.

↑ Top contributors to performance: At a sector level, health care & industrials contributed to performance. Individual contributors included FIGS, Inc., IDEXX Laboratories, Inc., and Karman Holdings Inc.

↓ Top detractors from performance: On a sector level, adverse stock selection in financials, information technology & real estate weighed on relative performance. Higher exposure to the lagging financials and consumer discretionary sectors, as well as underexposure to the better performing industrials sector also proved costly.    Individual detractors included Gartner, Inc., Choice Hotels International, Inc., & FactSet Research Systems Inc.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
5/3/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,410	$11,120	$11,657	$11,228
2017	$13,378	$13,470	$14,241	$13,974
2018	$13,158	$12,764	$12,915	$12,930
2019	$18,282	$16,723	$16,594	$17,152
2020	$24,417	$20,217	$22,340	$24,094
2021	$29,482	$25,404	$22,972	$25,308
2022	$22,552	$20,524	$16,917	$18,675
2023	$25,962	$25,852	$20,073	$22,210
2024	$27,239	$32,006	$23,115	$25,297
2025	$24,327	$37,494	$26,123	$27,905

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	-10.69%	-0.07%	9.64%
Russell 3000® Index	17.15%	13.15%	14.66%
Russell 2000® Growth Index	13.01%	3.18%	10.45%
Russell 2500™ Growth Index	10.31%	2.98%	11.21%

Fund Statistics

  Total Net Assets$295,017,878
  # of Portfolio Holdings40
  Portfolio Turnover Rate13%
  Investment Advisory Fees Paid$2,975,214

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	8.7%
Gartner, Inc.	6.5%
CoStar Group, Inc.	6.5%
Arch Capital Group Ltd.	6.1%
Guidewire Software, Inc.	6.0%
Vail Resorts, Inc.	5.9%
IDEXX Laboratories, Inc.	5.5%
Kinsale Capital Group, Inc.	5.1%
Figs, Inc. - Class A	4.7%
Primerica, Inc.	4.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.3%
Common Stock	99.6%

Sector Allocation

Value	Value
Financials	32.4%
Information Technology	23.7%
Consumer Discretionary	17.8%
Health Care	12.8%
Real Estate	6.5%
Industrials	6.4%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRBX

VY® Baron Growth Portfolio

92915V102-AR

Class S: IBSSX

VY® Baron Growth Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$118	1.25%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Growth Index primarily due to due to style-related biases, active industry exposures, and stock-specific issues.

↑ Top contributors to performance: At a sector level, health care & industrials contributed to performance. Individual contributors included FIGS, Inc., IDEXX Laboratories, Inc., and Karman Holdings Inc.

↓ Top detractors from performance: On a sector level, adverse stock selection in financials, information technology & real estate weighed on relative performance. Higher exposure to the lagging financials and consumer discretionary sectors, as well as underexposure to the better performing industrials sector also proved costly.    Individual detractors included Gartner, Inc., Choice Hotels International, Inc., & FactSet Research Systems Inc.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,533	$11,274	$11,132	$10,973
2017	$13,504	$13,656	$13,600	$13,657
2018	$13,248	$12,941	$12,334	$12,637
2019	$18,351	$16,955	$15,846	$16,763
2020	$24,454	$20,497	$21,334	$23,547
2021	$29,451	$25,756	$21,938	$24,733
2022	$22,474	$20,808	$16,155	$18,251
2023	$25,799	$26,210	$19,169	$21,706
2024	$27,002	$32,449	$22,074	$24,722
2025	$24,048	$38,013	$24,947	$27,271

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	-10.94%	-0.34%	9.17%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2500™ Growth Index	10.31%	2.98%	10.55%

Fund Statistics

  Total Net Assets$295,017,878
  # of Portfolio Holdings40
  Portfolio Turnover Rate13%
  Investment Advisory Fees Paid$2,975,214

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	8.7%
Gartner, Inc.	6.5%
CoStar Group, Inc.	6.5%
Arch Capital Group Ltd.	6.1%
Guidewire Software, Inc.	6.0%
Vail Resorts, Inc.	5.9%
IDEXX Laboratories, Inc.	5.5%
Kinsale Capital Group, Inc.	5.1%
Figs, Inc. - Class A	4.7%
Primerica, Inc.	4.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.3%
Common Stock	99.6%

Sector Allocation

Value	Value
Financials	32.4%
Information Technology	23.7%
Consumer Discretionary	17.8%
Health Care	12.8%
Real Estate	6.5%
Industrials	6.4%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IBSSX

VY® Baron Growth Portfolio

92914K594-AR

Class S2: IBCGX

VY® Baron Growth Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$132	1.40%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Growth Index primarily due to due to style-related biases, active industry exposures, and stock-specific issues.

↑ Top contributors to performance: At a sector level, health care & industrials contributed to performance. Individual contributors included FIGS, Inc., IDEXX Laboratories, Inc., and Karman Holdings Inc.

↓ Top detractors from performance: On a sector level, adverse stock selection in financials, information technology & real estate weighed on relative performance. Higher exposure to the lagging financials and consumer discretionary sectors, as well as underexposure to the better performing industrials sector also proved costly.    Individual detractors included Gartner, Inc., Choice Hotels International, Inc., & FactSet Research Systems Inc.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,517	$11,274	$11,132	$10,973
2017	$13,463	$13,656	$13,600	$13,657
2018	$13,187	$12,941	$12,334	$12,637
2019	$18,246	$16,955	$15,846	$16,763
2020	$24,267	$20,497	$21,334	$23,547
2021	$29,182	$25,756	$21,938	$24,733
2022	$22,240	$20,808	$16,155	$18,251
2023	$25,498	$26,210	$19,169	$21,706
2024	$26,638	$32,449	$22,074	$24,722
2025	$23,699	$38,013	$24,947	$27,271

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	-11.04%	-0.47%	9.01%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2500™ Growth Index	10.31%	2.98%	10.55%

Fund Statistics

  Total Net Assets$295,017,878
  # of Portfolio Holdings40
  Portfolio Turnover Rate13%
  Investment Advisory Fees Paid$2,975,214

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	8.7%
Gartner, Inc.	6.5%
CoStar Group, Inc.	6.5%
Arch Capital Group Ltd.	6.1%
Guidewire Software, Inc.	6.0%
Vail Resorts, Inc.	5.9%
IDEXX Laboratories, Inc.	5.5%
Kinsale Capital Group, Inc.	5.1%
Figs, Inc. - Class A	4.7%
Primerica, Inc.	4.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.3%
Common Stock	99.6%

Sector Allocation

Value	Value
Financials	32.4%
Information Technology	23.7%
Consumer Discretionary	17.8%
Health Care	12.8%
Real Estate	6.5%
Industrials	6.4%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IBCGX

VY® Baron Growth Portfolio

92914L410-AR

Class ADV: ISBAX

VY® Columbia Contrarian Core Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$131	1.21%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Russell 1000® Index (before the deduction of fees and expenses).

↑ Top contributors to performance:  Sector allocation positively impacted relative performance, driven by underweight positions in consumer staples, real estate, & consumer discretionary, along with an overweight position in communication services. Security selection also contributed positively, with communication services as the top relative contributor, followed by consumer discretionary & financials. Top relative contributors included Electronic Arts, Broadcom, and eBay.

↓ Top detractors from performance: Security selection within consumer staples, health care, & energy detracted from relative results, as did overweight positions in health care & financials.  Top detractors included  Marvell Technology, ON Semiconductor, and Honeywell.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 1000® Index
2015	$10,000	$10,000	$10,000
2016	$10,812	$11,274	$11,205
2017	$13,117	$13,656	$13,635
2018	$11,907	$12,941	$12,984
2019	$15,766	$16,955	$17,064
2020	$19,112	$20,497	$20,641
2021	$23,626	$25,756	$26,101
2022	$19,174	$20,808	$21,108
2023	$25,185	$26,210	$26,707
2024	$30,930	$32,449	$33,253
2025	$36,122	$38,013	$39,028

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	16.79%	13.58%	13.70%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Index	17.37%	13.59%	14.59%

Fund Statistics

  Total Net Assets$78,459,598
  # of Portfolio Holdings81
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$420,525

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	8.3%
Microsoft Corp.	7.4%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.6%
Alphabet, Inc. - Class A	3.3%
Alphabet, Inc. - Class C	3.0%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.4%
Bank of America Corp.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.1%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	34.6%
Financials	15.2%
Communication Services	13.1%
Health Care	10.6%
Consumer Discretionary	9.4%
Industrials	7.6%
Energy	3.1%
Consumer Staples	2.2%
Utilities	2.0%
Real Estate	0.8%
Materials	0.4%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISBAX

VY® Columbia Contrarian Core Portfolio

92914K735-AR

Class I: ISFIX

VY® Columbia Contrarian Core Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$77	0.71%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Russell 1000® Index (before the deduction of fees and expenses).

↑ Top contributors to performance:  Sector allocation positively impacted relative performance, driven by underweight positions in consumer staples, real estate, & consumer discretionary, along with an overweight position in communication services. Security selection also contributed positively, with communication services as the top relative contributor, followed by consumer discretionary & financials. Top relative contributors included Electronic Arts, Broadcom, and eBay.

↓ Top detractors from performance: Security selection within consumer staples, health care, & energy detracted from relative results, as did overweight positions in health care & financials.  Top detractors included  Marvell Technology, ON Semiconductor, and Honeywell.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Index
2015	$10,000	$10,000	$10,000
2016	$10,864	$11,274	$11,205
2017	$13,250	$13,656	$13,635
2018	$12,088	$12,941	$12,984
2019	$16,084	$16,955	$17,064
2020	$19,589	$20,497	$20,641
2021	$24,335	$25,756	$26,101
2022	$19,830	$20,808	$21,108
2023	$26,193	$26,210	$26,707
2024	$32,319	$32,449	$33,253
2025	$37,946	$38,013	$39,028

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	17.41%	14.14%	14.27%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Index	17.37%	13.59%	14.59%

Fund Statistics

  Total Net Assets$78,459,598
  # of Portfolio Holdings81
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$420,525

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	8.3%
Microsoft Corp.	7.4%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.6%
Alphabet, Inc. - Class A	3.3%
Alphabet, Inc. - Class C	3.0%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.4%
Bank of America Corp.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.1%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	34.6%
Financials	15.2%
Communication Services	13.1%
Health Care	10.6%
Consumer Discretionary	9.4%
Industrials	7.6%
Energy	3.1%
Consumer Staples	2.2%
Utilities	2.0%
Real Estate	0.8%
Materials	0.4%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISFIX

VY® Columbia Contrarian Core Portfolio

92914K750-AR

Class S: ISCSX

VY® Columbia Contrarian Core Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$104	0.96%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Russell 1000® Index (before the deduction of fees and expenses).

↑ Top contributors to performance:  Sector allocation positively impacted relative performance, driven by underweight positions in consumer staples, real estate, & consumer discretionary, along with an overweight position in communication services. Security selection also contributed positively, with communication services as the top relative contributor, followed by consumer discretionary & financials. Top relative contributors included Electronic Arts, Broadcom, and eBay.

↓ Top detractors from performance: Security selection within consumer staples, health care, & energy detracted from relative results, as did overweight positions in health care & financials.  Top detractors included  Marvell Technology, ON Semiconductor, and Honeywell.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 1000® Index
2015	$10,000	$10,000	$10,000
2016	$10,841	$11,274	$11,205
2017	$13,180	$13,656	$13,635
2018	$11,995	$12,941	$12,984
2019	$15,960	$16,955	$17,064
2020	$19,385	$20,497	$20,641
2021	$24,025	$25,756	$26,101
2022	$19,547	$20,808	$21,108
2023	$25,754	$26,210	$26,707
2024	$31,695	$32,449	$33,253
2025	$37,109	$38,013	$39,028

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	17.08%	13.87%	14.01%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Index	17.37%	13.59%	14.59%

Fund Statistics

  Total Net Assets$78,459,598
  # of Portfolio Holdings81
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$420,525

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	8.3%
Microsoft Corp.	7.4%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.6%
Alphabet, Inc. - Class A	3.3%
Alphabet, Inc. - Class C	3.0%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.4%
Bank of America Corp.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.1%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	34.6%
Financials	15.2%
Communication Services	13.1%
Health Care	10.6%
Consumer Discretionary	9.4%
Industrials	7.6%
Energy	3.1%
Consumer Staples	2.2%
Utilities	2.0%
Real Estate	0.8%
Materials	0.4%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISCSX

VY® Columbia Contrarian Core Portfolio

92914K743-AR

Class ADV: ICSAX

VY® Columbia Small Cap Value II Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$149	1.43%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Value Index driven primarily by security selection.

↑ Top contributors to performance: Security selection within financials contributed most to relative performance. Sector allocation also positively contributed, chiefly due to overweights to technology & materials. Top individual contributors included Laureate Education & MP Materials.

↓ Top detractors from performance: Security selection within materials, health care, and information technology detracted most from relative performance. An underweight to communication services also proved to be a headwind.  Individual detractors included position in ICU Medical & lack of exposure to EchoStar.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 2000® Value Index
2015	$10,000	$10,000	$10,000
2016	$12,341	$11,274	$13,174
2017	$13,656	$13,656	$14,207
2018	$11,203	$12,941	$12,380
2019	$13,430	$16,955	$15,152
2020	$14,677	$20,497	$15,853
2021	$19,646	$25,756	$20,335
2022	$16,871	$20,808	$17,390
2023	$19,160	$26,210	$19,938
2024	$21,275	$32,449	$21,543
2025	$22,934	$38,013	$24,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	7.80%	9.34%	8.65%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Fund Statistics

  Total Net Assets$61,237,725
  # of Portfolio Holdings101
  Portfolio Turnover Rate114%
  Investment Advisory Fees Paid$686,801

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Commercial Metals Co.	2.0%
Essent Group Ltd.	2.0%
BankUnited, Inc.	1.8%
Cushman & Wakefield Ltd.	1.8%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Assured Guaranty Ltd.	1.6%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc. - Class A	1.6%
Victoria's Secret & Co.	1.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Exchange-Traded Funds	0.5%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.2%
Industrials	15.8%
Consumer Discretionary	14.8%
Real Estate	13.9%
Information Technology	9.4%
Health Care	7.4%
Energy	6.0%
Materials	4.6%
Utilities	3.5%
Consumer Staples	2.7%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.7%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ICSAX

VY® Columbia Small Cap Value II Portfolio

92914L105-AR

Class I: ICISX

VY® Columbia Small Cap Value II Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$97	0.93%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Value Index driven primarily by security selection.

↑ Top contributors to performance: Security selection within financials contributed most to relative performance. Sector allocation also positively contributed, chiefly due to overweights to technology & materials. Top individual contributors included Laureate Education & MP Materials.

↓ Top detractors from performance: Security selection within materials, health care, and information technology detracted most from relative performance. An underweight to communication services also proved to be a headwind.  Individual detractors included position in ICU Medical & lack of exposure to EchoStar.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Value Index
2015	$10,000	$10,000	$10,000
2016	$12,400	$11,274	$13,174
2017	$13,790	$13,656	$14,207
2018	$11,373	$12,941	$12,380
2019	$13,695	$16,955	$15,152
2020	$15,049	$20,497	$15,853
2021	$20,244	$25,756	$20,335
2022	$17,476	$20,808	$17,390
2023	$19,944	$26,210	$19,938
2024	$22,249	$32,449	$21,543
2025	$24,110	$38,013	$24,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	8.36%	9.89%	9.20%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Fund Statistics

  Total Net Assets$61,237,725
  # of Portfolio Holdings101
  Portfolio Turnover Rate114%
  Investment Advisory Fees Paid$686,801

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Commercial Metals Co.	2.0%
Essent Group Ltd.	2.0%
BankUnited, Inc.	1.8%
Cushman & Wakefield Ltd.	1.8%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Assured Guaranty Ltd.	1.6%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc. - Class A	1.6%
Victoria's Secret & Co.	1.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Exchange-Traded Funds	0.5%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.2%
Industrials	15.8%
Consumer Discretionary	14.8%
Real Estate	13.9%
Information Technology	9.4%
Health Care	7.4%
Energy	6.0%
Materials	4.6%
Utilities	3.5%
Consumer Staples	2.7%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.7%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ICISX

VY® Columbia Small Cap Value II Portfolio

92914L865-AR

Class R6: VYRDX

VY® Columbia Small Cap Value II Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$93	0.89%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Value Index driven primarily by security selection.

↑ Top contributors to performance: Security selection within financials contributed most to relative performance. Sector allocation also positively contributed, chiefly due to overweights to technology & materials. Top individual contributors included Laureate Education & MP Materials.

↓ Top detractors from performance: Security selection within materials, health care, and information technology detracted most from relative performance. An underweight to communication services also proved to be a headwind.  Individual detractors included position in ICU Medical & lack of exposure to EchoStar.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 2000® Value Index
5/3/2016	$10,000	$10,000	$10,000
2016	$12,285	$11,120	$12,787
2017	$13,661	$13,470	$13,790
2018	$11,260	$12,764	$12,016
2019	$13,567	$16,723	$14,707
2020	$14,915	$20,217	$15,388
2021	$20,072	$25,404	$19,738
2022	$17,339	$20,524	$16,880
2023	$19,806	$25,852	$19,352
2024	$22,110	$32,006	$20,911
2025	$23,962	$37,494	$23,544

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	8.38%	9.95%	9.47%
Russell 3000® Index	17.15%	13.15%	14.66%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Fund Statistics

  Total Net Assets$61,237,725
  # of Portfolio Holdings101
  Portfolio Turnover Rate114%
  Investment Advisory Fees Paid$686,801

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Commercial Metals Co.	2.0%
Essent Group Ltd.	2.0%
BankUnited, Inc.	1.8%
Cushman & Wakefield Ltd.	1.8%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Assured Guaranty Ltd.	1.6%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc. - Class A	1.6%
Victoria's Secret & Co.	1.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Exchange-Traded Funds	0.5%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.2%
Industrials	15.8%
Consumer Discretionary	14.8%
Real Estate	13.9%
Information Technology	9.4%
Health Care	7.4%
Energy	6.0%
Materials	4.6%
Utilities	3.5%
Consumer Staples	2.7%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.7%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRDX

VY® Columbia Small Cap Value II Portfolio

92915V300-AR

Class S: ICSSX

VY® Columbia Small Cap Value II Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$123	1.18%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Value Index driven primarily by security selection.

↑ Top contributors to performance: Security selection within financials contributed most to relative performance. Sector allocation also positively contributed, chiefly due to overweights to technology & materials. Top individual contributors included Laureate Education & MP Materials.

↓ Top detractors from performance: Security selection within materials, health care, and information technology detracted most from relative performance. An underweight to communication services also proved to be a headwind.  Individual detractors included position in ICU Medical & lack of exposure to EchoStar.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 2000® Value Index
2015	$10,000	$10,000	$10,000
2016	$12,370	$11,274	$13,174
2017	$13,721	$13,656	$14,207
2018	$11,284	$12,941	$12,380
2019	$13,565	$16,955	$15,152
2020	$14,859	$20,497	$15,853
2021	$19,944	$25,756	$20,335
2022	$17,171	$20,808	$17,390
2023	$19,550	$26,210	$19,938
2024	$21,754	$32,449	$21,543
2025	$23,503	$38,013	$24,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	8.04%	9.60%	8.92%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Fund Statistics

  Total Net Assets$61,237,725
  # of Portfolio Holdings101
  Portfolio Turnover Rate114%
  Investment Advisory Fees Paid$686,801

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Commercial Metals Co.	2.0%
Essent Group Ltd.	2.0%
BankUnited, Inc.	1.8%
Cushman & Wakefield Ltd.	1.8%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Assured Guaranty Ltd.	1.6%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc. - Class A	1.6%
Victoria's Secret & Co.	1.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Exchange-Traded Funds	0.5%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.2%
Industrials	15.8%
Consumer Discretionary	14.8%
Real Estate	13.9%
Information Technology	9.4%
Health Care	7.4%
Energy	6.0%
Materials	4.6%
Utilities	3.5%
Consumer Staples	2.7%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.7%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ICSSX

VY® Columbia Small Cap Value II Portfolio

92914L204-AR

Class S2: ICVPX

VY® Columbia Small Cap Value II Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$138	1.33%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Value Index driven primarily by security selection.

↑ Top contributors to performance: Security selection within financials contributed most to relative performance. Sector allocation also positively contributed, chiefly due to overweights to technology & materials. Top individual contributors included Laureate Education & MP Materials.

↓ Top detractors from performance: Security selection within materials, health care, and information technology detracted most from relative performance. An underweight to communication services also proved to be a headwind.  Individual detractors included position in ICU Medical & lack of exposure to EchoStar.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 2000® Value Index
2015	$10,000	$10,000	$10,000
2016	$12,357	$11,274	$13,174
2017	$13,689	$13,656	$14,207
2018	$11,243	$12,941	$12,380
2019	$13,485	$16,955	$15,152
2020	$14,760	$20,497	$15,853
2021	$19,772	$25,756	$20,335
2022	$16,992	$20,808	$17,390
2023	$19,320	$26,210	$19,938
2024	$21,468	$32,449	$21,543
2025	$23,170	$38,013	$24,257

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	7.92%	9.44%	8.77%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Fund Statistics

  Total Net Assets$61,237,725
  # of Portfolio Holdings101
  Portfolio Turnover Rate114%
  Investment Advisory Fees Paid$686,801

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Commercial Metals Co.	2.0%
Essent Group Ltd.	2.0%
BankUnited, Inc.	1.8%
Cushman & Wakefield Ltd.	1.8%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Assured Guaranty Ltd.	1.6%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc. - Class A	1.6%
Victoria's Secret & Co.	1.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Exchange-Traded Funds	0.5%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.2%
Industrials	15.8%
Consumer Discretionary	14.8%
Real Estate	13.9%
Information Technology	9.4%
Health Care	7.4%
Energy	6.0%
Materials	4.6%
Utilities	3.5%
Consumer Staples	2.7%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.7%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ICVPX

VY® Columbia Small Cap Value II Portfolio

92914L394-AR

Class ADV: IVKAX

VY® Invesco Comstock Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$130	1.20%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Russell 1000® Value Index.

↑ Top contributors to performance: Stock selection in financials, healthcare & consumer discretionary contributed to performance. In financials, large diversified & regional banks generally performed well. In healthcare, CVS Healthcare in services & Elevance Health, having no exposure to specialty retail stocks and a material underweight to textiles apparel and luxury goods were the key contributors.

↓ Top detractors from performance: Stock selection in information technology & communication services, as well as the allocation to cash, were key detractors from relative return. Detractors in IT also included not owning stocks such as Micron Technology, Advanced Micro Devices, Applied Materials&  Analog Devices outperformed for the period. In communication services, Alphabet & Charter Communications were relative detractors.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	S&P 500® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,751	$11,274	$11,196	$11,734
2017	$13,786	$13,656	$13,640	$13,337
2018	$12,054	$12,941	$13,043	$12,234
2019	$15,051	$16,955	$17,150	$15,481
2020	$14,940	$20,497	$20,305	$15,914
2021	$19,824	$25,756	$26,135	$19,918
2022	$19,847	$20,808	$21,402	$18,416
2023	$22,170	$26,210	$27,028	$20,527
2024	$25,371	$32,449	$33,790	$23,477
2025	$29,614	$38,013	$39,832	$27,211

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	16.72%	14.66%	11.47%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

  Total Net Assets$238,985,222
  # of Portfolio Holdings77
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$1,410,227

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	3.7%
Alphabet, Inc. - Class A	3.5%
Microsoft Corp.	2.7%
Wells Fargo & Co.	2.7%
CVS Health Corp.	2.6%
Cisco Systems, Inc.	2.7%
State Street Corp.	2.3%
Chevron Corp.	2.3%
FedEx Corp.	2.0%
Citigroup, Inc.	1.8%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.5%
Common Stock	96.4%

Sector Allocation

Value	Value
Financials	20.5%
Health Care	17.6%
Information Technology	11.7%
Industrials	10.5%
Consumer Staples	8.3%
Communication Services	8.1%
Energy	6.8%
Consumer Discretionary	5.7%
Utilities	3.8%
Materials	2.7%
Real Estate	0.7%
Short-Term Investments	3.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IVKAX

VY® Invesco Comstock Portfolio

92914K834-AR

Class I: IVKIX

VY® Invesco Comstock Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$76	0.70%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Russell 1000® Value Index.

↑ Top contributors to performance: Stock selection in financials, healthcare & consumer discretionary contributed to performance. In financials, large diversified & regional banks generally performed well. In healthcare, CVS Healthcare in services & Elevance Health, having no exposure to specialty retail stocks and a material underweight to textiles apparel and luxury goods were the key contributors.

↓ Top detractors from performance: Stock selection in information technology & communication services, as well as the allocation to cash, were key detractors from relative return. Detractors in IT also included not owning stocks such as Micron Technology, Advanced Micro Devices, Applied Materials&  Analog Devices outperformed for the period. In communication services, Alphabet & Charter Communications were relative detractors.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	S&P 500® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,813	$11,274	$11,196	$11,734
2017	$13,934	$13,656	$13,640	$13,337
2018	$12,240	$12,941	$13,043	$12,234
2019	$15,362	$16,955	$17,150	$15,481
2020	$15,328	$20,497	$20,305	$15,914
2021	$20,437	$25,756	$26,135	$19,918
2022	$20,565	$20,808	$21,402	$18,416
2023	$23,084	$26,210	$27,028	$20,527
2024	$26,559	$32,449	$33,790	$23,477
2025	$31,136	$38,013	$39,832	$27,211

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	17.24%	15.23%	12.03%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

  Total Net Assets$238,985,222
  # of Portfolio Holdings77
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$1,410,227

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	3.7%
Alphabet, Inc. - Class A	3.5%
Microsoft Corp.	2.7%
Wells Fargo & Co.	2.7%
CVS Health Corp.	2.6%
Cisco Systems, Inc.	2.7%
State Street Corp.	2.3%
Chevron Corp.	2.3%
FedEx Corp.	2.0%
Citigroup, Inc.	1.8%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.5%
Common Stock	96.4%

Sector Allocation

Value	Value
Financials	20.5%
Health Care	17.6%
Information Technology	11.7%
Industrials	10.5%
Consumer Staples	8.3%
Communication Services	8.1%
Energy	6.8%
Consumer Discretionary	5.7%
Utilities	3.8%
Materials	2.7%
Real Estate	0.7%
Short-Term Investments	3.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVKIX

VY® Invesco Comstock Portfolio

92914K818-AR

Class S: IVKSX

VY® Invesco Comstock Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$103	0.95%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Russell 1000® Value Index.

↑ Top contributors to performance: Stock selection in financials, healthcare & consumer discretionary contributed to performance. In financials, large diversified & regional banks generally performed well. In healthcare, CVS Healthcare in services & Elevance Health, having no exposure to specialty retail stocks and a material underweight to textiles apparel and luxury goods were the key contributors.

↓ Top detractors from performance: Stock selection in information technology & communication services, as well as the allocation to cash, were key detractors from relative return. Detractors in IT also included not owning stocks such as Micron Technology, Advanced Micro Devices, Applied Materials&  Analog Devices outperformed for the period. In communication services, Alphabet & Charter Communications were relative detractors.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	S&P 500® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,779	$11,274	$11,196	$11,734
2017	$13,861	$13,656	$13,640	$13,337
2018	$12,143	$12,941	$13,043	$12,234
2019	$15,208	$16,955	$17,150	$15,481
2020	$15,136	$20,497	$20,305	$15,914
2021	$20,124	$25,756	$26,135	$19,918
2022	$20,200	$20,808	$21,402	$18,416
2023	$22,631	$26,210	$27,028	$20,527
2024	$25,958	$32,449	$33,790	$23,477
2025	$30,375	$38,013	$39,832	$27,211

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	17.02%	14.95%	11.75%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Statistics

  Total Net Assets$238,985,222
  # of Portfolio Holdings77
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid$1,410,227

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	3.7%
Alphabet, Inc. - Class A	3.5%
Microsoft Corp.	2.7%
Wells Fargo & Co.	2.7%
CVS Health Corp.	2.6%
Cisco Systems, Inc.	2.7%
State Street Corp.	2.3%
Chevron Corp.	2.3%
FedEx Corp.	2.0%
Citigroup, Inc.	1.8%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.5%
Common Stock	96.4%

Sector Allocation

Value	Value
Financials	20.5%
Health Care	17.6%
Information Technology	11.7%
Industrials	10.5%
Consumer Staples	8.3%
Communication Services	8.1%
Energy	6.8%
Consumer Discretionary	5.7%
Utilities	3.8%
Materials	2.7%
Real Estate	0.7%
Short-Term Investments	3.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVKSX

VY® Invesco Comstock Portfolio

92914K842-AR

Class ADV: IUAAX

VY® Invesco Equity and Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$121	1.14%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index, primarily due to holdings in fixed income instruments & convertible securities.

↑ Top contributors to performance:  Stock selection in industrials was the largest contributor to relative returns, due to strong performance from Johnson Controls & Vertiv. Stock selection & an underweight position in real estate also helped relative performance. Stock selection in health care, consumer staples, consumer discretionary, energy and utilities were positive to relative returns.

↓ Top detractors from performance: The fund holds high grade bonds and convertible securities to provide income & stability in volatile markets. These securities lagged the benchmark and detracted from the relative returns.  From an equity standpoint, stock selection in communication services was the largest detractor relative returns. Selection in financials and information technology detracted from relative returns due to Fiserv & Marvell Technology, respectively.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Index	Russell 1000® Value Index	60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$11,469	$10,786	$10,265	$10,305	$11,734	$11,162
2017	$12,654	$13,371	$10,628	$10,717	$13,337	$12,250
2018	$11,402	$12,113	$10,629	$10,672	$12,234	$11,645
2019	$13,625	$15,335	$11,556	$11,708	$15,481	$13,959
2020	$14,935	$17,827	$12,424	$12,754	$15,914	$14,817
2021	$17,628	$21,132	$12,233	$12,531	$19,918	$16,879
2022	$16,206	$17,252	$10,641	$10,829	$18,416	$15,241
2023	$17,780	$21,083	$11,230	$11,449	$20,527	$16,654
2024	$19,811	$24,770	$11,370	$11,583	$23,477	$18,161
2025	$22,241	$30,303	$12,200	$12,380	$27,211	$20,395

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	12.27%	8.29%	8.32%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
Russell 1000® Value Index	15.91%	11.33%	10.53%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index	12.30%	6.60%	7.39%

Fund Statistics

  Total Net Assets$457,852,797
  # of Portfolio Holdings347
  Portfolio Turnover Rate126%
  Investment Advisory Fees Paid$2,281,719

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.625%, 12/31/30	2.6%
United States Treasury Notes, 3.500%, 12/15/28	2.4%
Wells Fargo & Co.	2.2%
Bank of America Corp.	2.0%
Amazon.com, Inc.	1.7%
Philip Morris International, Inc.	1.6%
United States Treasury Notes, 3.375%, 12/31/27	1.5%
Microsoft Corp.	1.4%
Alphabet, Inc. - Class A	1.4%
Walt Disney Co.	1.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.1%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.3%
U.S. Treasury Obligations	8.5%
Convertible Bonds/Notes	9.6%
Corporate Bonds/Notes	13.3%
Common Stock	62.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IUAAX

VY® Invesco Equity and Income Portfolio

92914K875-AR

Class I: IUAIX

VY® Invesco Equity and Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$68	0.64%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index, primarily due to holdings in fixed income instruments & convertible securities.

↑ Top contributors to performance:  Stock selection in industrials was the largest contributor to relative returns, due to strong performance from Johnson Controls & Vertiv. Stock selection & an underweight position in real estate also helped relative performance. Stock selection in health care, consumer staples, consumer discretionary, energy and utilities were positive to relative returns.

↓ Top detractors from performance: The fund holds high grade bonds and convertible securities to provide income & stability in volatile markets. These securities lagged the benchmark and detracted from the relative returns.  From an equity standpoint, stock selection in communication services was the largest detractor relative returns. Selection in financials and information technology detracted from relative returns due to Fiserv & Marvell Technology, respectively.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Index	Russell 1000® Value Index	60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$11,528	$10,786	$10,265	$10,305	$11,734	$11,162
2017	$12,784	$13,371	$10,628	$10,717	$13,337	$12,250
2018	$11,575	$12,113	$10,629	$10,672	$12,234	$11,645
2019	$13,901	$15,335	$11,556	$11,708	$15,481	$13,959
2020	$15,317	$17,827	$12,424	$12,754	$15,914	$14,817
2021	$18,166	$21,132	$12,233	$12,531	$19,918	$16,879
2022	$16,786	$17,252	$10,641	$10,829	$18,416	$15,241
2023	$18,505	$21,083	$11,230	$11,449	$20,527	$16,654
2024	$20,725	$24,770	$11,370	$11,583	$23,477	$18,161
2025	$23,377	$30,303	$12,200	$12,380	$27,211	$20,395

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	12.80%	8.82%	8.86%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
Russell 1000® Value Index	15.91%	11.33%	10.53%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index	12.30%	6.60%	7.39%

Fund Statistics

  Total Net Assets$457,852,797
  # of Portfolio Holdings347
  Portfolio Turnover Rate126%
  Investment Advisory Fees Paid$2,281,719

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.625%, 12/31/30	2.6%
United States Treasury Notes, 3.500%, 12/15/28	2.4%
Wells Fargo & Co.	2.2%
Bank of America Corp.	2.0%
Amazon.com, Inc.	1.7%
Philip Morris International, Inc.	1.6%
United States Treasury Notes, 3.375%, 12/31/27	1.5%
Microsoft Corp.	1.4%
Alphabet, Inc. - Class A	1.4%
Walt Disney Co.	1.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.1%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.3%
U.S. Treasury Obligations	8.5%
Convertible Bonds/Notes	9.6%
Corporate Bonds/Notes	13.3%
Common Stock	62.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IUAIX

VY® Invesco Equity and Income Portfolio

92914K859-AR

Class S: IUASX

VY® Invesco Equity and Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$95	0.89%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index, primarily due to holdings in fixed income instruments & convertible securities.

↑ Top contributors to performance:  Stock selection in industrials was the largest contributor to relative returns, due to strong performance from Johnson Controls & Vertiv. Stock selection & an underweight position in real estate also helped relative performance. Stock selection in health care, consumer staples, consumer discretionary, energy and utilities were positive to relative returns.

↓ Top detractors from performance: The fund holds high grade bonds and convertible securities to provide income & stability in volatile markets. These securities lagged the benchmark and detracted from the relative returns.  From an equity standpoint, stock selection in communication services was the largest detractor relative returns. Selection in financials and information technology detracted from relative returns due to Fiserv & Marvell Technology, respectively.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Index	Russell 1000® Value Index	60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$11,500	$10,786	$10,265	$10,305	$11,734	$11,162
2017	$12,721	$13,371	$10,628	$10,717	$13,337	$12,250
2018	$11,490	$12,113	$10,629	$10,672	$12,234	$11,645
2019	$13,766	$15,335	$11,556	$11,708	$15,481	$13,959
2020	$15,126	$17,827	$12,424	$12,754	$15,914	$14,817
2021	$17,895	$21,132	$12,233	$12,531	$19,918	$16,879
2022	$16,494	$17,252	$10,641	$10,829	$18,416	$15,241
2023	$18,138	$21,083	$11,230	$11,449	$20,527	$16,654
2024	$20,262	$24,770	$11,370	$11,583	$23,477	$18,161
2025	$22,802	$30,303	$12,200	$12,380	$27,211	$20,395

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	12.53%	8.55%	8.59%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
Russell 1000® Value Index	15.91%	11.33%	10.53%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index	12.30%	6.60%	7.39%

Fund Statistics

  Total Net Assets$457,852,797
  # of Portfolio Holdings347
  Portfolio Turnover Rate126%
  Investment Advisory Fees Paid$2,281,719

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.625%, 12/31/30	2.6%
United States Treasury Notes, 3.500%, 12/15/28	2.4%
Wells Fargo & Co.	2.2%
Bank of America Corp.	2.0%
Amazon.com, Inc.	1.7%
Philip Morris International, Inc.	1.6%
United States Treasury Notes, 3.375%, 12/31/27	1.5%
Microsoft Corp.	1.4%
Alphabet, Inc. - Class A	1.4%
Walt Disney Co.	1.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.1%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.3%
U.S. Treasury Obligations	8.5%
Convertible Bonds/Notes	9.6%
Corporate Bonds/Notes	13.3%
Common Stock	62.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IUASX

VY® Invesco Equity and Income Portfolio

92914K867-AR

Class S2: IVIPX

VY® Invesco Equity and Income Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$108	1.02%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index, primarily due to holdings in fixed income instruments & convertible securities.

↑ Top contributors to performance:  Stock selection in industrials was the largest contributor to relative returns, due to strong performance from Johnson Controls & Vertiv. Stock selection & an underweight position in real estate also helped relative performance. Stock selection in health care, consumer staples, consumer discretionary, energy and utilities were positive to relative returns.

↓ Top detractors from performance: The fund holds high grade bonds and convertible securities to provide income & stability in volatile markets. These securities lagged the benchmark and detracted from the relative returns.  From an equity standpoint, stock selection in communication services was the largest detractor relative returns. Selection in financials and information technology detracted from relative returns due to Fiserv & Marvell Technology, respectively.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Index	Russell 1000® Value Index	60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$11,484	$10,786	$10,265	$10,305	$11,734	$11,162
2017	$12,687	$13,371	$10,628	$10,717	$13,337	$12,250
2018	$11,445	$12,113	$10,629	$10,672	$12,234	$11,645
2019	$13,692	$15,335	$11,556	$11,708	$15,481	$13,959
2020	$15,027	$17,827	$12,424	$12,754	$15,914	$14,817
2021	$17,757	$21,132	$12,233	$12,531	$19,918	$16,879
2022	$16,346	$17,252	$10,641	$10,829	$18,416	$15,241
2023	$17,954	$21,083	$11,230	$11,449	$20,527	$16,654
2024	$20,022	$24,770	$11,370	$11,583	$23,477	$18,161
2025	$22,500	$30,303	$12,200	$12,380	$27,211	$20,395

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	12.38%	8.41%	8.45%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
Russell 1000® Value Index	15.91%	11.33%	10.53%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index	12.30%	6.60%	7.39%

Fund Statistics

  Total Net Assets$457,852,797
  # of Portfolio Holdings347
  Portfolio Turnover Rate126%
  Investment Advisory Fees Paid$2,281,719

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.625%, 12/31/30	2.6%
United States Treasury Notes, 3.500%, 12/15/28	2.4%
Wells Fargo & Co.	2.2%
Bank of America Corp.	2.0%
Amazon.com, Inc.	1.7%
Philip Morris International, Inc.	1.6%
United States Treasury Notes, 3.375%, 12/31/27	1.5%
Microsoft Corp.	1.4%
Alphabet, Inc. - Class A	1.4%
Walt Disney Co.	1.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.1%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.3%
U.S. Treasury Obligations	8.5%
Convertible Bonds/Notes	9.6%
Corporate Bonds/Notes	13.3%
Common Stock	62.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IVIPX

VY® Invesco Equity and Income Portfolio

92914L493-AR

Class ADV: IJMAX

VY® JPMorgan Mid Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$139	1.36%

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund underperformed the Russell Midcap® Value Index primarily due to stock selection in technology.

↑ Top contributors to performance: Stock selection and an overweight to health care sectors contributed to performance. At an individual stock level, positions in Cencora & State Street contributed to performance.

↓ Top detractors from performance: Stock Selection in technology and financials sectors detracted from performance.  At an individual stock level, positions in Bath & Body Works & Block detracted from performance.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell Midcap® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,442	$11,274	$12,000
2017	$12,976	$13,656	$13,601
2018	$11,371	$12,941	$11,929
2019	$14,306	$16,955	$15,157
2020	$14,317	$20,497	$15,909
2021	$18,490	$25,756	$20,418
2022	$16,855	$20,808	$17,962
2023	$18,588	$26,210	$20,245
2024	$21,136	$32,449	$22,891
2025	$22,003	$38,013	$25,420

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	4.10%	8.97%	8.21%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Fund Statistics

  Total Net Assets$183,763,897
  # of Portfolio Holdings99
  Portfolio Turnover Rate47%
  Investment Advisory Fees Paid$1,581,696

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity National Information Services, Inc.	2.0%
IQVIA Holdings, Inc.	2.0%
Xcel Energy, Inc.	1.8%
Quest Diagnostics, Inc.	1.7%
Raymond James Financial, Inc.	1.7%
Omnicom Group, Inc.	1.7%
AmerisourceBergen Corp.	1.6%
GE HealthCare Technologies, Inc.	1.6%
Ameriprise Financial, Inc.	1.6%
WEC Energy Group, Inc.	1.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.4%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	15.7%
Industrials	14.3%
Health Care	11.4%
Information Technology	8.5%
Utilities	8.5%
Consumer Discretionary	8.4%
Real Estate	8.2%
Materials	8.0%
Energy	6.7%
Consumer Staples	6.0%
Communication Services	2.5%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IJMAX

VY® JPMorgan Mid Cap Value Portfolio

92914K644-AR

Class I: IJMIX

VY® JPMorgan Mid Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$88	0.86%

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund underperformed the Russell Midcap® Value Index primarily due to stock selection in technology.

↑ Top contributors to performance: Stock selection and an overweight to health care sectors contributed to performance. At an individual stock level, positions in Cencora & State Street contributed to performance.

↓ Top detractors from performance: Stock Selection in technology and financials sectors detracted from performance.  At an individual stock level, positions in Bath & Body Works & Block detracted from performance.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell Midcap® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,494	$11,274	$12,000
2017	$13,108	$13,656	$13,601
2018	$11,540	$12,941	$11,929
2019	$14,594	$16,955	$15,157
2020	$14,674	$20,497	$15,909
2021	$19,045	$25,756	$20,418
2022	$17,447	$20,808	$17,962
2023	$19,347	$26,210	$20,245
2024	$22,112	$32,449	$22,891
2025	$23,136	$38,013	$25,420

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	4.63%	9.53%	8.75%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Fund Statistics

  Total Net Assets$183,763,897
  # of Portfolio Holdings99
  Portfolio Turnover Rate47%
  Investment Advisory Fees Paid$1,581,696

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity National Information Services, Inc.	2.0%
IQVIA Holdings, Inc.	2.0%
Xcel Energy, Inc.	1.8%
Quest Diagnostics, Inc.	1.7%
Raymond James Financial, Inc.	1.7%
Omnicom Group, Inc.	1.7%
AmerisourceBergen Corp.	1.6%
GE HealthCare Technologies, Inc.	1.6%
Ameriprise Financial, Inc.	1.6%
WEC Energy Group, Inc.	1.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.4%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	15.7%
Industrials	14.3%
Health Care	11.4%
Information Technology	8.5%
Utilities	8.5%
Consumer Discretionary	8.4%
Real Estate	8.2%
Materials	8.0%
Energy	6.7%
Consumer Staples	6.0%
Communication Services	2.5%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IJMIX

VY® JPMorgan Mid Cap Value Portfolio

92914K628-AR

Class S: IJMSX

VY® JPMorgan Mid Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$113	1.11%

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund underperformed the Russell Midcap® Value Index primarily due to stock selection in technology.

↑ Top contributors to performance: Stock selection and an overweight to health care sectors contributed to performance. At an individual stock level, positions in Cencora & State Street contributed to performance.

↓ Top detractors from performance: Stock Selection in technology and financials sectors detracted from performance.  At an individual stock level, positions in Bath & Body Works & Block detracted from performance.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell Midcap® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,469	$11,274	$12,000
2017	$13,044	$13,656	$13,601
2018	$11,453	$12,941	$11,929
2019	$14,455	$16,955	$15,157
2020	$14,495	$20,497	$15,909
2021	$18,772	$25,756	$20,418
2022	$17,153	$20,808	$17,962
2023	$18,961	$26,210	$20,245
2024	$21,623	$32,449	$22,891
2025	$22,568	$38,013	$25,420

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	4.37%	9.26%	8.48%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Fund Statistics

  Total Net Assets$183,763,897
  # of Portfolio Holdings99
  Portfolio Turnover Rate47%
  Investment Advisory Fees Paid$1,581,696

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity National Information Services, Inc.	2.0%
IQVIA Holdings, Inc.	2.0%
Xcel Energy, Inc.	1.8%
Quest Diagnostics, Inc.	1.7%
Raymond James Financial, Inc.	1.7%
Omnicom Group, Inc.	1.7%
AmerisourceBergen Corp.	1.6%
GE HealthCare Technologies, Inc.	1.6%
Ameriprise Financial, Inc.	1.6%
WEC Energy Group, Inc.	1.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.4%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	15.7%
Industrials	14.3%
Health Care	11.4%
Information Technology	8.5%
Utilities	8.5%
Consumer Discretionary	8.4%
Real Estate	8.2%
Materials	8.0%
Energy	6.7%
Consumer Staples	6.0%
Communication Services	2.5%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IJMSX

VY® JPMorgan Mid Cap Value Portfolio

92914K636-AR

Class S2: IJPMX

VY® JPMorgan Mid Cap Value Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$129	1.26%

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund underperformed the Russell Midcap® Value Index primarily due to stock selection in technology.

↑ Top contributors to performance: Stock selection and an overweight to health care sectors contributed to performance. At an individual stock level, positions in Cencora & State Street contributed to performance.

↓ Top detractors from performance: Stock Selection in technology and financials sectors detracted from performance.  At an individual stock level, positions in Bath & Body Works & Block detracted from performance.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell Midcap® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,456	$11,274	$12,000
2017	$13,004	$13,656	$13,601
2018	$11,405	$12,941	$11,929
2019	$14,365	$16,955	$15,157
2020	$14,391	$20,497	$15,909
2021	$18,606	$25,756	$20,418
2022	$16,965	$20,808	$17,962
2023	$18,733	$26,210	$20,245
2024	$21,330	$32,449	$22,891
2025	$22,222	$38,013	$25,420

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	4.18%	9.08%	8.31%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Fund Statistics

  Total Net Assets$183,763,897
  # of Portfolio Holdings99
  Portfolio Turnover Rate47%
  Investment Advisory Fees Paid$1,581,696

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity National Information Services, Inc.	2.0%
IQVIA Holdings, Inc.	2.0%
Xcel Energy, Inc.	1.8%
Quest Diagnostics, Inc.	1.7%
Raymond James Financial, Inc.	1.7%
Omnicom Group, Inc.	1.7%
AmerisourceBergen Corp.	1.6%
GE HealthCare Technologies, Inc.	1.6%
Ameriprise Financial, Inc.	1.6%
WEC Energy Group, Inc.	1.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.4%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	15.7%
Industrials	14.3%
Health Care	11.4%
Information Technology	8.5%
Utilities	8.5%
Consumer Discretionary	8.4%
Real Estate	8.2%
Materials	8.0%
Energy	6.7%
Consumer Staples	6.0%
Communication Services	2.5%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IJPMX

VY® JPMorgan Mid Cap Value Portfolio

92914L436-AR

Class ADV: IAXAX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$136	1.30%

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund outperformed the Russell Midcap® Growth Index primarily due to favorable stock selection while generally maintaining sector neutrality versus the index.

↑ Top contributors to performance: Stock selection in the information technology, health care, & industrials and business services sectors drove relative outperformance. Individual key contributors included Celestica (overweight), West Pharmaceutical Services (underweight), & Howmet Aerospace (overweight).

↓ Top detractors from performance: Stock selection in the real estate and consumer discretionary sectors detracted from relative performance.  Individual detractors included Iron Mountain (average overweight) & Somnigroup (average underweight).

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,693	$11,274	$12,074	$10,733
2017	$13,273	$13,656	$14,035	$13,445
2018	$12,773	$12,941	$12,480	$12,807
2019	$17,442	$16,955	$15,749	$17,349
2020	$22,893	$20,497	$17,901	$23,524
2021	$25,924	$25,756	$22,333	$26,518
2022	$19,539	$20,808	$19,416	$19,433
2023	$23,506	$26,210	$22,608	$24,459
2024	$28,951	$32,449	$25,757	$29,865
2025	$31,698	$38,013	$27,689	$32,451

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	9.49%	6.72%	12.23%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

Fund Statistics

  Total Net Assets$921,818,348
  # of Portfolio Holdings274
  Portfolio Turnover Rate56%
  Investment Advisory Fees Paid$6,695,139

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Howmet Aerospace, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.5%
AmerisourceBergen Corp.	2.3%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
Carvana Co.	2.0%
IDEXX Laboratories, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.9%
Vistra Corp.	1.9%
Alnylam Pharmaceuticals, Inc.	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.3%
Preferred Stock	0.2%
Common Stock	99.7%

Sector Allocation

Value	Value
Consumer Discretionary	21.2%
Industrials	20.5%
Information Technology	18.3%
Health Care	16.1%
Financials	9.1%
Communication Services	4.9%
Energy	2.9%
Utilities	2.8%
Consumer Staples	2.1%
Real Estate	1.3%
Materials	0.7%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IAXAX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92914K768-AR

Class I: IAXIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$84	0.80%

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund outperformed the Russell Midcap® Growth Index primarily due to favorable stock selection while generally maintaining sector neutrality versus the index.

↑ Top contributors to performance: Stock selection in the information technology, health care, & industrials and business services sectors drove relative outperformance. Individual key contributors included Celestica (overweight), West Pharmaceutical Services (underweight), & Howmet Aerospace (overweight).

↓ Top detractors from performance: Stock selection in the real estate and consumer discretionary sectors detracted from relative performance.  Individual detractors included Iron Mountain (average overweight) & Somnigroup (average underweight).

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,741	$11,274	$12,074	$10,733
2017	$13,406	$13,656	$14,035	$13,445
2018	$12,973	$12,941	$12,480	$12,807
2019	$17,798	$16,955	$15,749	$17,349
2020	$23,466	$20,497	$17,901	$23,524
2021	$26,704	$25,756	$22,333	$26,518
2022	$20,203	$20,808	$19,416	$19,433
2023	$24,439	$26,210	$22,608	$24,459
2024	$30,284	$32,449	$25,757	$29,865
2025	$33,289	$38,013	$27,689	$32,451

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	9.92%	7.24%	12.78%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

Fund Statistics

  Total Net Assets$921,818,348
  # of Portfolio Holdings274
  Portfolio Turnover Rate56%
  Investment Advisory Fees Paid$6,695,139

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Howmet Aerospace, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.5%
AmerisourceBergen Corp.	2.3%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
Carvana Co.	2.0%
IDEXX Laboratories, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.9%
Vistra Corp.	1.9%
Alnylam Pharmaceuticals, Inc.	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.3%
Preferred Stock	0.2%
Common Stock	99.7%

Sector Allocation

Value	Value
Consumer Discretionary	21.2%
Industrials	20.5%
Information Technology	18.3%
Health Care	16.1%
Financials	9.1%
Communication Services	4.9%
Energy	2.9%
Utilities	2.8%
Consumer Staples	2.1%
Real Estate	1.3%
Materials	0.7%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IAXIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92914K826-AR

Class R6: VYRIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$82	0.78%

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund outperformed the Russell Midcap® Growth Index primarily due to favorable stock selection while generally maintaining sector neutrality versus the index.

↑ Top contributors to performance: Stock selection in the information technology, health care, & industrials and business services sectors drove relative outperformance. Individual key contributors included Celestica (overweight), West Pharmaceutical Services (underweight), & Howmet Aerospace (overweight).

↓ Top detractors from performance: Stock selection in the real estate and consumer discretionary sectors detracted from relative performance.  Individual detractors included Iron Mountain (average overweight) & Somnigroup (average underweight).

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
5/3/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,762	$11,120	$11,550	$10,695
2017	$13,432	$13,470	$13,426	$13,398
2018	$12,996	$12,764	$11,938	$12,761
2019	$17,845	$16,723	$15,066	$17,288
2020	$23,538	$20,217	$17,124	$23,440
2021	$26,785	$25,404	$21,364	$26,424
2022	$20,274	$20,524	$18,574	$19,364
2023	$24,538	$25,852	$21,627	$24,372
2024	$30,389	$32,006	$24,639	$29,760
2025	$33,424	$37,494	$26,487	$32,336

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	9.99%	7.27%	13.30%
Russell 3000® Index	17.15%	13.15%	14.66%
S&P MidCap 400® Index	7.50%	9.12%	10.61%
Russell Midcap® Growth Index	8.66%	6.65%	12.92%

Fund Statistics

  Total Net Assets$921,818,348
  # of Portfolio Holdings274
  Portfolio Turnover Rate56%
  Investment Advisory Fees Paid$6,695,139

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Howmet Aerospace, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.5%
AmerisourceBergen Corp.	2.3%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
Carvana Co.	2.0%
IDEXX Laboratories, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.9%
Vistra Corp.	1.9%
Alnylam Pharmaceuticals, Inc.	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.3%
Preferred Stock	0.2%
Common Stock	99.7%

Sector Allocation

Value	Value
Consumer Discretionary	21.2%
Industrials	20.5%
Information Technology	18.3%
Health Care	16.1%
Financials	9.1%
Communication Services	4.9%
Energy	2.9%
Utilities	2.8%
Consumer Staples	2.1%
Real Estate	1.3%
Materials	0.7%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92915V805-AR

Class S: IAXSX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$110	1.05%

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund outperformed the Russell Midcap® Growth Index primarily due to favorable stock selection while generally maintaining sector neutrality versus the index.

↑ Top contributors to performance: Stock selection in the information technology, health care, & industrials and business services sectors drove relative outperformance. Individual key contributors included Celestica (overweight), West Pharmaceutical Services (underweight), & Howmet Aerospace (overweight).

↓ Top detractors from performance: Stock selection in the real estate and consumer discretionary sectors detracted from relative performance.  Individual detractors included Iron Mountain (average overweight) & Somnigroup (average underweight).

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,719	$11,274	$12,074	$10,733
2017	$13,340	$13,656	$14,035	$13,445
2018	$12,881	$12,941	$12,480	$12,807
2019	$17,631	$16,955	$15,749	$17,349
2020	$23,172	$20,497	$17,901	$23,524
2021	$26,318	$25,756	$22,333	$26,518
2022	$19,877	$20,808	$19,416	$19,433
2023	$23,975	$26,210	$22,608	$24,459
2024	$29,597	$32,449	$25,757	$29,865
2025	$32,458	$38,013	$27,689	$32,451

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	9.67%	6.97%	12.49%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

Fund Statistics

  Total Net Assets$921,818,348
  # of Portfolio Holdings274
  Portfolio Turnover Rate56%
  Investment Advisory Fees Paid$6,695,139

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Howmet Aerospace, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.5%
AmerisourceBergen Corp.	2.3%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
Carvana Co.	2.0%
IDEXX Laboratories, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.9%
Vistra Corp.	1.9%
Alnylam Pharmaceuticals, Inc.	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.3%
Preferred Stock	0.2%
Common Stock	99.7%

Sector Allocation

Value	Value
Consumer Discretionary	21.2%
Industrials	20.5%
Information Technology	18.3%
Health Care	16.1%
Financials	9.1%
Communication Services	4.9%
Energy	2.9%
Utilities	2.8%
Consumer Staples	2.1%
Real Estate	1.3%
Materials	0.7%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IAXSX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92914K685-AR

Class S2: IAXTX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$126	1.20%

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund outperformed the Russell Midcap® Growth Index primarily due to favorable stock selection while generally maintaining sector neutrality versus the index.

↑ Top contributors to performance: Stock selection in the information technology, health care, & industrials and business services sectors drove relative outperformance. Individual key contributors included Celestica (overweight), West Pharmaceutical Services (underweight), & Howmet Aerospace (overweight).

↓ Top detractors from performance: Stock selection in the real estate and consumer discretionary sectors detracted from relative performance.  Individual detractors included Iron Mountain (average overweight) & Somnigroup (average underweight).

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,699	$11,274	$12,074	$10,733
2017	$13,297	$13,656	$14,035	$13,445
2018	$12,811	$12,941	$12,480	$12,807
2019	$17,512	$16,955	$15,749	$17,349
2020	$23,011	$20,497	$17,901	$23,524
2021	$26,068	$25,756	$22,333	$26,518
2022	$19,654	$20,808	$19,416	$19,433
2023	$23,667	$26,210	$22,608	$24,459
2024	$29,200	$32,449	$25,757	$29,865
2025	$31,975	$38,013	$27,689	$32,451

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	9.51%	6.80%	12.33%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

Fund Statistics

  Total Net Assets$921,818,348
  # of Portfolio Holdings274
  Portfolio Turnover Rate56%
  Investment Advisory Fees Paid$6,695,139

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Howmet Aerospace, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.5%
AmerisourceBergen Corp.	2.3%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
Carvana Co.	2.0%
IDEXX Laboratories, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.9%
Vistra Corp.	1.9%
Alnylam Pharmaceuticals, Inc.	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.3%
Preferred Stock	0.2%
Common Stock	99.7%

Sector Allocation

Value	Value
Consumer Discretionary	21.2%
Industrials	20.5%
Information Technology	18.3%
Health Care	16.1%
Financials	9.1%
Communication Services	4.9%
Energy	2.9%
Utilities	2.8%
Consumer Staples	2.1%
Real Estate	1.3%
Materials	0.7%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IAXTX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92914L469-AR

(b)       Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, Christopher P. Sullivan, Jody Foster and Mark Wetzel are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Sullivan are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal year ended December 31, 2025 and December 31, 2024.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $779,220 for the year ended December 31, 2025 and $804,130 for the year ended December 31, 2024.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of each respective registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended December 31, 2025 and $0 for the year ended December 31, 2024.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $183,413 for the year ended December 31, 2025 and $187,111 for the year ended December 31, 2024. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended December 31, 2025 and $0 for the year ended December 31, 2024.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 14, 2024

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Service
German Tax Treaty Reclaims	√	Not to exceed $2,500 per fund during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:     January 1, 2025 to December 31, 2025

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA ENHANCED SECURITIZED INCOME FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended December 31, 2025 and December 31, 2024; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2025	2024
Voya Partners, Inc.	$183,413	$187,111
Voya Investments, LLC (1)	$11,775,221	$15,784,141

(1) Each Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

December 31, 2025

Classes ADV, I, R6, S and S2

Voya Partners, Inc.

■	Voya Global Bond Portfolio	■	VY® Columbia Small Cap Value II Portfolio
■	Voya Global Insights Portfolio	■	VY® Invesco Comstock Portfolio
■	Voya International High Dividend Low Volatility Portfolio	■	VY® Invesco Equity and Income Portfolio
■	VY® American Century Small-Mid Cap Value Portfolio	■	VY® JPMorgan Mid Cap Value Portfolio
■	VY® Baron Growth Portfolio	■	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
■	VY® Columbia Contrarian Core Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Global Bond Portfolio, Voya Global Insights Portfolio, Voya International High Dividend Low Volatility Portfolio, VY® American Century Small-Mid Cap Value Portfolio, VY® Baron Growth Portfolio, VY® Columbia Contrarian Core Portfolio, VY® Columbia Small Cap Value II Portfolio, VY® Invesco Comstock Portfolio, VY® Invesco Equity and Income Portfolio, VY® JPMorgan Mid Cap Value Portfolio, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio and the Board of Directors of Voya Partners, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Global Bond Portfolio, Voya Global Insights Portfolio, Voya International High Dividend Low Volatility Portfolio, VY® American Century Small-Mid Cap Value Portfolio, VY® Baron Growth Portfolio, VY® Columbia Contrarian Core Portfolio, VY® Columbia Small Cap Value II Portfolio, VY® Invesco Comstock Portfolio, VY® Invesco Equity and Income Portfolio, VY® JPMorgan Mid Cap Value Portfolio and VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (collectively referred to as the "Portfolios") (eleven of the portfolios constituting Voya Partners, Inc. (the "Company")), including the portfolios of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (eleven of the portfolios constituting Voya Partners, Inc.) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on each of the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts
February 25, 2026

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$74,499,594	$1,067,518,626	$349,295,211	$266,415,049
Investments in affiliated underlying funds at fair value**	10,423,745	–	–	–
Short-term investments at fair value†	18,655,280	44,693,131	12,327,538	7,432,370
Cash	10,255	–	582,979	23,477
Cash collateral for futures contracts	469,585	–	–	–
Cash pledged for centrally cleared swaps (Note 2)	885,000	–	–	–
Cash pledged as collateral for OTC derivatives (Note 2)	220,000	–	–	–
Foreign currencies at value‡	714,180	1,816,869	61,467	55,478
Receivables:
Investment securities and currencies sold	31,518	–	61,731	513,158
Investment securities sold on a delayed- delivery or when-issued basis	2,871,185	–	–	–
Fund shares sold	177,528	66,608	143,297	455,664
Dividends	65,836	198,146	389,390	586,290
Interest	585,558	–	1,560	–
Foreign tax reclaims	4,889	1,769,567	1,364,530	21,144
Variation margin on centrally cleared swaps	36,171	–	–	–
Unrealized appreciation on forward foreign currency contracts	441,236	–	–	13,521
Unrealized appreciation on forward premium swaptions	87,360	–	–	–
Unrealized appreciation on OTC swap agreements	6,252	–	–	–
Prepaid expenses	354	3,642	1,018	990
Reimbursement due from Investment Adviser	18,245	19,925	–	60,428
Other assets	8,699	52,365	26,492	10,502
Total assets	110,212,470	1,116,138,879	364,255,213	275,588,071

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
LIABILITIES:
Payable for investment securities and currencies purchased	69,011	–	61,787	469,831
Payable for investment securities purchased on a delayed-delivery or when-issued basis	5,068,386	–	–	–
Payable for fund shares redeemed	48,328	147,294	4,549,031	6,497
Payable upon receipt of securities loaned	219,327	7,887,592	12,327,538	2,375,574
Unrealized depreciation on forward foreign currency contracts	325,427	–	–	40,384
Unrealized depreciation on forward premium swaptions	24,686	–	–	–
Unrealized depreciation on OTC swap agreements	103,359	–	–	–
Variation margin payable on futures contracts	8,855	–	–	–
Cash received as collateral for OTC derivatives (Note 2)	290,000	–	–	–
Payable for investment management fees	52,472	617,354	176,779	212,832
Payable for distribution and shareholder service fees	8,911	55,950	57,587	55,240
Payable to directors under the deferred compensation plan (Note 6)	8,699	52,365	26,492	10,502
Payable for directors fees	257	2,749	804	704
Payable for foreign capital gains tax	–	1,328,359	–	–
Other accrued expenses and liabilities	70,310	503,060	116,716	122,516
Written options, at fair value^	17,311	–	–	–
Total liabilities	6,315,339	10,594,723	17,316,734	3,294,080
NET ASSETS	$103,897,131	$1,105,544,156	$346,938,479	$272,293,991

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$127,275,920	$755,476,968	$225,819,311	$253,128,257
Total distributable earnings (loss)	(23,378,789)	350,067,188	121,119,168	19,165,734
NET ASSETS	$103,897,131	$1,105,544,156	$346,938,479	$272,293,991

+ Including securities loaned at value	$206,389	$7,727,200	$10,616,514	$2,305,380
* Cost of investments in securities	$77,051,884	$878,849,777	$274,393,126	$265,059,267
** Cost of investments in affiliated underlying funds	$9,982,344	$—	$—	$—
† Cost of short-term investments	$18,656,114	$44,693,131	$12,327,538	$7,432,370
‡ Cost of foreign currencies	$716,219	$1,819,630	$61,439	$55,478
^ Premiums received on written options	$29,294	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$12,333,309	$115,182,333	$39,860,850	$92,277,322
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,510,205	13,699,918	3,069,408	9,438,109
Net asset value and redemption price per share	$8.17	$8.41	$12.99	$9.78

Class I
Net assets	$73,815,281	$963,169,541	$117,114,136	$107,973,132
Shares authorized	100,000,000	250,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,871,005	89,367,572	8,872,730	9,726,939
Net asset value and redemption price per share	$8.32	$10.78	$13.20	$11.10

Class S
Net assets	$17,748,541	$24,092,144	$189,834,661	$70,353,603
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,135,833	2,698,841	14,484,665	6,512,844
Net asset value and redemption price per share	$8.31	$8.93	$13.11	$10.80

Class S2
Net assets	n/a	$3,100,138	$128,832	$1,689,934
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	406,290	9,638	172,605
Net asset value and redemption price per share	n/a	$7.63	$13.37	$9.79

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

			VY®
	VY®	VY®	Columbia	VY®
	Baron	Columbia	Small Cap	Invesco
	Growth	Contrarian Core	Value II	Comstock
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value*	$293,689,701	$77,611,508	$61,101,010	$230,310,834
Short-term investments at fair value†	1,024,901	895,205	417,423	8,465,995
Cash	–	–	3,830	25,395
Foreign currencies at value‡	2	–	–	1
Receivables:
Fund shares sold	458,350	9,361	21,119	326,622
Dividends	293,348	40,766	58,224	367,417
Foreign tax reclaims	–	9,147	–	39,401
Unrealized appreciation on forward foreign currency contracts	–	–	–	4,775
Prepaid expenses	1,373	250	357	803
Reimbursement due from Investment Adviser	48,524	19,965	2,872	20,272
Other assets	24,613	9,440	6,688	14,644
Total assets	295,540,812	78,595,642	61,611,523	239,576,159

LIABILITIES:
Payable for investment securities purchased	–	–	125,940	–
Payable for fund shares redeemed	66,515	15,362	147,793	164,794
Unrealized depreciation on forward foreign currency contracts	–	–	–	176,328
Payable for investment management fees	240,783	57,093	43,543	141,499
Payable for distribution and shareholder service fees	62,831	24,092	12,772	33,622
Payable to directors under the deferred compensation plan (Note 6)	24,613	9,440	6,688	14,644
Payable for directors fees	908	190	231	588
Other accrued expenses and liabilities	127,284	29,867	36,831	59,462
Total liabilities	522,934	136,044	373,798	590,937
NET ASSETS	$295,017,878	$78,459,598	$61,237,725	$238,985,222

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$11,046,694	$46,586,266	$36,966,813	$165,720,702
Total distributable earnings	283,971,184	31,873,332	24,270,912	73,264,520
NET ASSETS	$295,017,878	$78,459,598	$61,237,725	$238,985,222

* Cost of investments in securities	$91,801,683	$53,578,967	$54,118,871	$178,894,299
† Cost of short-term investments	$1,024,901	$895,205	$417,423	$8,465,995
‡ Cost of foreign currencies	$2	$—	$—	$1

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

			VY®
	VY®	VY®	Columbia	VY®
	Baron	Columbia	Small Cap	Invesco
	Growth	Contrarian Core	Value II	Comstock
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$72,878,586	$42,059,633	$21,749,132	$30,043,215
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,375,824	2,746,494	1,678,369	1,445,937
Net asset value and redemption price per share	$13.56	$15.31	$12.96	$20.78

Class I
Net assets	$56,061,786	$7,842,266	$17,115,461	$110,501,216
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,883,534	422,769	1,221,800	5,233,465
Net asset value and redemption price per share	$19.44	$18.55	$14.01	$21.11

Class R6
Net assets	$19,440,485	n/a	$7,984,941	n/a
Shares authorized	100,000,000	n/a	100,000,000	n/a
Par value	$0.001	n/a	$0.001	n/a
Shares outstanding	997,868	n/a	568,981	n/a
Net asset value and redemption price per share	$19.48	n/a	$14.03	n/a

Class S
Net assets	$144,826,425	$28,557,699	$12,547,564	$98,440,791
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,733,152	1,652,396	903,027	4,655,426
Net asset value and redemption price per share	$16.58	$17.28	$13.90	$21.15

Class S2
Net assets	$1,810,596	n/a	$1,840,627	n/a
Shares authorized	100,000,000	n/a	100,000,000	n/a
Par value	$0.001	n/a	$0.001	n/a
Shares outstanding	128,259	n/a	142,123	n/a
Net asset value and redemption price per share	$14.12	n/a	$12.95	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	VY® Invesco Equity and Income Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$443,652,549	$180,489,184	$920,398,371
Short-term investments at fair value†	18,169,253	4,415,005	12,038,407
Cash	—	—	802,690
Foreign currencies at value‡	60,813	—	—
Receivables:
Investment securities sold	—	62,110	—
Fund shares sold	94,068	63,599	413,962
Dividends	415,893	245,798	187,245
Interest	1,046,039	—	1,920
Foreign tax reclaims	69,150	—	6,433
Unrealized appreciation on forward foreign currency contracts	7,242	—	—
Prepaid expenses	1,580	865	3,099
Reimbursement due from Investment Adviser	49,199	42,347	4,104
Other assets	53,753	16,394	33,060
Total assets	463,619,539	185,335,302	933,889,291

LIABILITIES:
Payable for investment securities purchased	—	786,577	—
Payable for fund shares redeemed	468,491	482,215	85,941
Payable upon receipt of securities loaned	4,671,385	22,921	11,089,376
Unrealized depreciation on forward foreign currency contracts	156,067	—	—
Variation margin payable on futures contracts	1,140	—	—
Payable for investment management fees	249,121	130,302	590,623
Payable for distribution and shareholder service fees	23,438	44,203	42,925
Payable to directors under the deferred compensation plan (Note 6)	53,753	16,394	33,060
Payable for directors fees	1,138	578	2,422
Other accrued expenses and liabilities	142,209	88,215	226,596
Total liabilities	5,766,742	1,571,405	12,070,943
NET ASSETS	$457,852,797	$183,763,897	$921,818,348

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$362,950,117	$106,739,851	$546,599,770
Total distributable earnings	94,902,680	77,024,046	375,218,578
NET ASSETS	$457,852,797	$183,763,897	$921,818,348

+ Including securities loaned at value	$4,545,198	$19,959	$10,816,234
* Cost of investments in securities	$373,811,215	$153,426,948	$800,004,294
† Cost of short-term investments	$18,169,204	$4,415,005	$12,038,407
‡ Cost of foreign currencies	$60,566	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	VY® Invesco Equity and Income Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
Net assets	$42,338,531	$69,880,030	$87,084,854
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,317,047	5,175,821	11,171,393
Net asset value and redemption price per share	$32.15	$13.50	$7.80

Class I
Net assets	$392,760,852	$47,857,559	$719,759,436
Shares authorized	100,000,000	100,000,000	250,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	11,722,736	3,310,317	65,508,749
Net asset value and redemption price per share	$33.50	$14.46	$10.99

Class R6
Net assets	n/a	n/a	$90,834,774
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	8,235,658
Net asset value and redemption price per share	n/a	n/a	$11.03

Class S
Net assets	$18,493,639	$65,393,707	$21,067,410
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	562,042	4,631,990	2,175,889
Net asset value and redemption price per share	$32.90	$14.12	$9.68

Class S2
Net assets	$4,259,775	$632,601	$3,071,874
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	133,957	46,960	383,561
Net asset value and redemption price per share	$31.80	$13.47	$8.01

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$77,582	$14,897,757	$12,281,296	$6,805,836
Dividends from affiliated underlying funds	672,134	—	—	—
Interest, net of foreign taxes withheld*	4,076,443	4,936	30,110	64
Securities lending income, net	16,283	40,781	48,803	26,542
Other	696	7,484	2,139	1,947
Total investment income	4,843,138	14,950,958	12,362,348	6,834,389

EXPENSES:
Investment management fees	615,774	7,696,005	1,929,433	2,562,671
Distribution and shareholder service fees:
Class ADV	61,742	551,041	173,101	470,942
Class S	44,508	193,444	465,678	186,592
Class S2	—	11,125	462	6,785
Transfer agent fees:
Class ADV	15,447	108,846	26,884	146,182
Class I	90,655	897,776	78,205	172,414
Class S	22,269	77,160	145,155	115,838
Class S2	—	2,744	90	2,633
Shareholder reporting expense	18,964	71,745	35,898	19,710
Professional fees	15,872	141,224	42,192	36,168
Custody and accounting expense	75,624	140,045	74,185	43,745
Directors fees	2,567	27,488	8,041	7,041
Miscellaneous expense	11,761	89,996	38,403	26,171
Interest expense	—	15,797	5,185	—
Total expenses	975,183	10,024,436	3,022,912	3,796,892
Waived and reimbursed fees	(179,715)	(956,115)	—	(725,232)
Net expenses	795,468	9,068,321	3,022,912	3,071,660
Net investment income	4,047,670	5,882,637	9,339,436	3,762,729

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	433,300	158,589,388	37,838,261	18,024,722
Capital gain distributions from affiliated underlying funds	68,984	—	—	—
Forward foreign currency contracts	324,010	—	36,007	(1,234,546)
Foreign currency related transactions	919,873	192,329	123,838	1,190
Futures	(848,445)	(141,980)	—	—
Swaps	(142,889)	—	—	—
Written options	205,182	(310,200)	—	—
Net realized gain	960,015	158,329,537	37,998,106	16,791,366
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	2,928,069	76,898,655	51,126,527	(6,435,220)
Affiliated underlying funds	301,216	—	—	—
Forward foreign currency contracts	907,966	—	2,304	(221,700)
Foreign currency related transactions	8,274	200,985	119,764	2,288
Futures	148,822	—	—	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2025 (continued)

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
Swaps	(821,591)	—	—	—
Written options	98,510	—	—	—
Net change in unrealized appreciation (depreciation)	3,571,266	77,099,640	51,248,595	(6,654,632)
Net realized and unrealized gain	4,531,281	235,429,177	89,246,701	10,136,734
Increase in net assets resulting from operations	$8,578,951	$241,311,814	$98,586,137	$13,899,463

* Foreign taxes withheld	$8,517	$1,032,185	$2,291,169	$64,176
^ Foreign capital gains taxes withheld	$—	$535,260	$—	$—
# Change in foreign capital gains taxes accrued	$—	$34,274	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

			VY®
	VY®	VY®	Columbia	VY®
	Baron	Columbia	Small Cap	Invesco
	Growth	Contrarian Core	Value II	Comstock
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,368,761	$820,795	$1,569,031	$5,597,138
Interest	—	5	7	60
Securities lending income, net	—	—	—	4,239
Other	2,622	517	705	1,600
Total investment income	3,371,383	821,317	1,569,743	5,603,037

EXPENSES:
Investment management fees	3,451,320	685,100	786,988	1,646,858
Distribution and shareholder service fees:
Class ADV	420,182	203,668	110,110	147,721
Class S	415,728	69,245	105,503	235,623
Class S2	7,819	—	6,835	—
Transfer agent fees:
Class ADV	119,979	40,897	30,232	18,391
Class I	119,111	7,722	26,091	69,395
Class R6	27	—	28	—
Class S	237,425	27,809	56,888	58,634
Class S2	2,795	—	2,351	—
Shareholder reporting expense	36,675	4,690	6,836	9,955
Professional fees	49,054	13,538	17,756	29,410
Custody and accounting expense	29,112	13,184	14,722	36,244
Directors fees	9,079	1,903	2,314	5,882
Miscellaneous expense	36,472	8,110	13,519	19,450
Interest expense	3,724	—	350	—
Total expenses	4,938,502	1,075,866	1,180,523	2,277,563
Waived and reimbursed fees	(476,106)	(264,575)	(100,187)	(236,631)
Brokerage commission recapture	—	—	(3,950)	—
Net expenses	4,462,396	811,291	1,076,386	2,040,932
Net investment income (loss)	(1,091,013)	10,026	493,357	3,562,105

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	110,182,584	8,711,753	16,952,127	25,250,978
Forward foreign currency contracts	—	—	—	(550,543)
Foreign currency related transactions	—	—	52	90,417
Net realized gain	110,182,584	8,711,753	16,952,179	24,790,852
Net change in unrealized appreciation (depreciation) on:
Investments	(151,327,571)	3,245,965	(10,194,724)	9,456,060
Forward foreign currency contracts	—	—	—	(331,160)
Foreign currency related transactions	—	—	—	1,637
Net change in unrealized appreciation (depreciation)	(151,327,571)	3,245,965	(10,194,724)	9,126,537
Net realized and unrealized gain (loss)	(41,144,987)	11,957,718	6,757,455	33,917,389
Increase (decrease) in net assets resulting from operations	$(42,236,000)	$11,967,744	$7,250,812	$37,479,494

* Foreign taxes withheld	$—	$1,526	$3,969	$83,557

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	VY® Invesco Equity and Income Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,207,337	$4,151,121	$5,260,771
Interest	5,381,820	—	24,688
Securities lending income, net	57,302	2,630	86,064
Other	3,116	1,688	6,855
Total investment income	11,649,575	4,155,439	5,378,378

EXPENSES:
Investment management fees	2,960,044	1,966,807	7,167,731
Distribution and shareholder service fees:
Class ADV	204,193	360,674	399,315
Class S	49,062	261,346	63,718
Class S2	16,452	2,742	11,821
Transfer agent fees:
Class ADV	39,134	91,965	68,296
Class I	374,526	68,859	630,983
Class R6	—	—	47
Class S	18,805	133,059	21,471
Class S2	3,943	872	2,511
Shareholder reporting expense	31,020	27,255	53,756
Professional fees	59,000	33,912	124,717
Custody and accounting expense	75,880	22,785	70,520
Directors fees	11,384	5,785	24,217
Miscellaneous expense	40,962	23,224	71,975
Interest expense	—	—	185
Total expenses	3,884,405	2,999,285	8,711,263
Waived and reimbursed fees	(679,148)	(385,111)	(472,592)
Brokerage commission recapture	—	(2,212)	—
Net expenses	3,205,257	2,611,962	8,238,671
Net investment income (loss)	8,444,318	1,543,477	(2,860,293)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	27,559,653	64,147,206	259,838,391
Forward foreign currency contracts	(407,816)	—	—
Foreign currency related transactions	50,562	—	—
Futures	7,816	—	—
Net realized gain	27,210,215	64,147,206	259,838,391
Net change in unrealized appreciation (depreciation) on:
Investments	18,944,760	(55,672,827)	(153,244,437)
Forward foreign currency contracts	(294,349)	—	—
Foreign currency related transactions	6,848	—	—
Futures	(703)	—	—
Net change in unrealized appreciation (depreciation)	18,656,556	(55,672,827)	(153,244,437)
Net realized and unrealized gain	45,866,771	8,474,379	106,593,954
Increase in net assets resulting from operations	$54,311,089	$10,017,856	$103,733,661

* Foreign taxes withheld	$52,209	$—	$4,869

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya		Voya Global
	Global Bond Portfolio		Insights Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$4,047,670	$3,877,044	$5,882,637	$5,227,914
Net realized gain (loss)	960,015	(3,523,845)	158,329,537	83,747,240
Net change in unrealized appreciation (depreciation)	3,571,266	(1,444,380)	77,099,640	11,940,679
Increase (decrease) in net assets resulting from operations	8,578,951	(1,091,181)	241,311,814	100,915,833

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(419,935)	—	(9,916,580)	(70,993,564)
Class I	(2,828,769)	(243,127)	(68,544,793)	(512,705,989)
Class S	(650,123)	(10,523)	(8,822,576)	(71,369,455)
Class S2	—	—	(274,975)	(1,836,836)
Return of capital:
Class ADV	—	(495,358)	—	—
Class I	—	(2,904,926)	—	—
Class S	—	(841,534)	—	—
Total distributions	(3,898,827)	(4,495,468)	(87,558,924)	(656,905,844)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,784,563	7,647,507	5,989,727	7,153,669
Reinvestment of distributions	3,898,827	4,493,800	87,558,924	656,905,844
	14,683,390	12,141,307	93,548,651	664,059,513
Cost of shares redeemed	(16,981,270)	(20,548,455)	(242,549,111)	(191,436,881)
Net increase (decrease) in net assets resulting from capital share transactions	(2,297,880)	(8,407,148)	(149,000,460)	472,622,632
Net increase (decrease) in net assets	2,382,244	(13,993,797)	4,752,430	(83,367,379)

NET ASSETS:
Beginning of year or period	101,514,887	115,508,684	1,100,791,726	1,184,159,105
End of year or period	$103,897,131	$101,514,887	$1,105,544,156	$1,100,791,726

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya		VY® American
	International High Dividend		Century Small-Mid
	Low Volatility Portfolio		Cap Value Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$9,339,436	$12,444,790	$3,762,729	$4,225,606
Net realized gain	37,998,106	19,160,648	16,791,366	21,382,629
Net change in unrealized appreciation (depreciation)	51,248,595	(9,198,188)	(6,654,632)	(2,134,267)
Increase in net assets resulting from operations	98,586,137	22,407,250	13,899,463	23,473,968

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(2,041,895)	(1,084,610)	(8,781,078)	(4,793,420)
Class I	(5,808,299)	(4,844,087)	(9,640,605)	(5,412,824)
Class S	(10,280,835)	(8,049,465)	(6,590,301)	(3,636,062)
Class S2	(5,664)	(8,740)	(152,139)	(85,450)
Total distributions	(18,136,693)	(13,986,902)	(25,164,123)	(13,927,756)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	42,307,743	12,045,405	10,389,703	14,565,301
Reinvestment of distributions	18,136,693	13,986,902	25,164,123	13,927,756
	60,444,436	26,032,307	35,553,826	28,493,057
Cost of shares redeemed	(88,236,343)	(64,777,351)	(48,940,670)	(58,885,377)
Net decrease in net assets resulting from capital share transactions	(27,791,907)	(38,745,044)	(13,386,844)	(30,392,320)
Net increase (decrease) in net assets	52,657,537	(30,324,696)	(24,651,504)	(20,846,108)

NET ASSETS:
Beginning of year or period	294,280,942	324,605,638	296,945,495	317,791,603
End of year or period	$346,938,479	$294,280,942	$272,293,991	$296,945,495

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Baron		VY® Columbia
	Growth Portfolio		Contrarian Core Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income (loss)	$(1,091,013)	$835,307	$10,026	$180,213
Net realized gain	110,182,584	73,892,458	8,711,753	6,708,629
Net change in unrealized appreciation (depreciation)	(151,327,571)	(53,863,801)	3,245,965	8,125,959
Increase (decrease) in net assets resulting from operations	(42,236,000)	20,863,964	11,967,744	15,014,801

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(20,441,809)	(5,481,457)	(3,743,785)	(913,679)
Class I	(13,727,621)	(4,712,343)	(621,112)	(177,282)
Class R6	(4,500,281)	(1,540,840)	—	—
Class S	(35,129,054)	(9,071,555)	(2,323,941)	(599,006)
Class S2	(476,118)	(111,688)	—	—
Total distributions	(74,274,883)	(20,917,883)	(6,688,838)	(1,689,967)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,191,205	10,795,488	4,135,221	10,361,113
Reinvestment of distributions	74,274,883	20,917,883	6,688,838	1,689,967
	82,466,088	31,713,371	10,824,059	12,051,080
Cost of shares redeemed	(108,562,927)	(90,098,720)	(14,434,011)	(12,860,734)
Net decrease in net assets resulting from capital share transactions	(26,096,839)	(58,385,349)	(3,609,952)	(809,654)
Net increase (decrease) in net assets	(142,607,722)	(58,439,268)	1,668,954	12,515,180

NET ASSETS:
Beginning of year or period	437,625,600	496,064,868	76,790,644	64,275,464
End of year or period	$295,017,878	$437,625,600	$78,459,598	$76,790,644

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY®
	Columbia Small Cap		VY® Invesco
	Value II Portfolio		Comstock Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$493,357	$813,790	$3,562,105	$3,792,712
Net realized gain	16,952,179	24,009,837	24,790,852	30,322,294
Net change in unrealized appreciation (depreciation)	(10,194,724)	(10,044,050)	9,126,537	45,797
Increase in net assets resulting from operations	7,250,812	14,779,577	37,479,494	34,160,803

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(5,340,146)	(2,556,723)	(3,790,894)	(3,247,125)
Class I	(4,027,820)	(3,745,164)	(15,375,163)	(11,999,703)
Class R6	(1,752,973)	(896,943)	—	—
Class S	(12,131,636)	(6,708,363)	(12,318,889)	(9,781,006)
Class S2	(420,722)	(167,853)	—	—
Total distributions	(23,673,297)	(14,075,046)	(31,484,946)	(25,027,834)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,053,140	11,891,344	17,609,447	19,114,608
Reinvestment of distributions	23,673,297	14,075,046	31,484,946	25,027,834
	31,726,437	25,966,390	49,094,393	44,142,442
Cost of shares redeemed	(88,174,779)	(46,285,909)	(48,873,606)	(75,020,669)
Net increase (decrease) in net assets resulting from capital share transactions	(56,448,342)	(20,319,519)	220,787	(30,878,227)
Net increase (decrease) in net assets	(72,870,827)	(19,614,988)	6,215,335	(21,745,258)

NET ASSETS:
Beginning of year or period	134,108,552	153,723,540	232,769,887	254,515,145
End of year or period	$61,237,725	$134,108,552	$238,985,222	$232,769,887

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY®		VY®
	Invesco Equity and		JPMorgan Mid Cap
	Income Portfolio		Value Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$8,444,318	$15,414,548	$1,543,477	$2,299,965
Net realized gain	27,210,215	127,828,320	64,147,206	35,073,768
Net change in unrealized appreciation (depreciation)	18,656,556	(48,905,616)	(55,672,827)	2,890,716
Increase in net assets resulting from operations	54,311,089	94,337,252	10,017,856	40,264,449

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(12,348,687)	(4,056,545)	(11,130,766)	(4,478,035)
Class I	(117,039,393)	(40,887,652)	(7,628,491)	(4,894,616)
Class S	(5,825,070)	(21,788,848)	(17,173,129)	(7,886,381)
Class S2	(1,266,493)	(17,167,665)	(95,611)	(49,084)
Total distributions	(136,479,643)	(83,900,710)	(36,027,997)	(17,308,116)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,436,176	7,697,397	7,706,317	9,282,518
Reinvestment of distributions	136,479,643	83,900,710	36,027,997	17,308,116
	145,915,819	91,598,107	43,734,314	26,590,634
Cost of shares redeemed	(69,924,503)	(665,533,256)	(123,381,516)	(72,592,527)
Net increase (decrease) in net assets resulting from capital share transactions	75,991,316	(573,935,149)	(79,647,202)	(46,001,893)
Net decrease in net assets	(6,177,238)	(563,498,607)	(105,657,343)	(23,045,560)

NET ASSETS:
Beginning of year or period	464,030,035	1,027,528,642	289,421,240	312,466,800
End of year or period	$457,852,797	$464,030,035	$183,763,897	$289,421,240

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY®
	T. Rowe Price Diversified Mid Cap
	Growth Portfolio
	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
FROM OPERATIONS:
Net investment loss	$(2,860,293)	$(1,994,912)
Net realized gain	259,838,391	131,237,630
Net change in unrealized appreciation (depreciation)	(153,244,437)	106,472,386
Increase in net assets resulting from operations	103,733,661	235,715,104

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(14,281,752)	(8,960,523)
Class I	(96,967,635)	(86,206,752)
Class R6	(14,697,503)	(13,548,558)
Class S	(3,989,195)	(3,256,156)
Class S2	(507,771)	(373,484)
Total distributions	(130,443,856)	(112,345,473)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	67,652,752	69,907,104
Reinvestment of distributions	130,443,856	112,345,473
	198,096,608	182,252,577
Cost of shares redeemed	(398,205,946)	(198,832,944)
Net decrease in net assets resulting from capital share transactions	(200,109,338)	(16,580,367)
Net increase (decrease) in net assets	(226,819,533)	106,789,264

NET ASSETS:
Beginning of year or period	1,148,637,881	1,041,848,617
End of year or period	$921,818,348	$1,148,637,881

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Global Bond Portfolio
Class ADV
12-31-25	7.80	0.29•	0.35	0.64	0.27		—	—	0.27	—	8.17	8.35	1.35	1.17	1.17	3.54	12,333	180
12-31-24	8.22	0.26•	(0.38)	(0.12)	—		—	0.30	0.30	—	7.80	(1.44)	1.36	1.17	1.17	3.22	12,275	149
12-31-23	8.04	0.25•	0.19	0.44	0.19		—	0.07	0.26	—	8.22	5.62	1.35	1.17	1.17	3.18	13,790	264
12-31-22	10.13	0.21•	(2.10)	(1.89)	—		—	0.20	0.20	—	8.04	(18.75)	1.31	1.17	1.17	2.38	14,350	194
12-31-21	11.28	0.27•	(0.85)	(0.58)	0.49		—	0.08	0.57	—	10.13	(5.21)	1.30	1.17	1.17	2.54	19,156	144
Class I
12-31-25	7.95	0.33•	0.36	0.69	0.32		—	—	0.32	—	8.32	8.80	0.85	0.67	0.67	4.05	73,815	180
12-31-24	8.38	0.30•	(0.38)	(0.08)	0.03		—	0.32	0.35	—	7.95	(0.97)	0.86	0.67	0.67	3.72	70,016	149
12-31-23	8.19	0.34•	0.16	0.50	0.24		—	0.07	0.31	—	8.38	6.24	0.85	0.67	0.67	4.20	79,766	264
12-31-22	10.32	0.25•	(2.13)	(1.88)	—		—	0.25	0.25	—	8.19	(18.35)	0.81	0.67	0.67	2.88	83,034	194
12-31-21	11.49	0.33•	(0.87)	(0.54)	0.55		—	0.08	0.63	—	10.32	(4.78)	0.80	0.67	0.67	3.04	110,162	144
Class S
12-31-25	7.94	0.31•	0.36	0.67	0.30		—	—	0.30	—	8.31	8.54	1.10	0.92	0.92	3.79	17,749	180
12-31-24	8.37	0.28•	(0.38)	(0.10)	0.01		—	0.32	0.33	—	7.94	(1.22)	1.11	0.92	0.92	3.48	19,224	149
12-31-23	8.18	0.12•	0.36	0.48	0.22		—	0.07	0.29	—	8.37	5.97	1.10	0.92	0.92	1.51	21,952	264
12-31-22	10.30	0.23•	(2.12)	(1.89)	—		—	0.23	0.23	—	8.18	(18.49)	1.06	0.92	0.92	2.63	22,191	194
12-31-21	11.47	0.30•	(0.87)	(0.57)	0.52		—	0.08	0.60	—	10.30	(5.03)	1.05	0.92	0.92	2.79	29,562	144
Voya Global Insights Portfolio
Class ADV
12-31-25	7.47	0.01•	1.68	1.69	0.00	*	0.75	—	0.75	—	8.41	23.74	1.34	1.26	1.26	0.09	115,182	80
12-31-24	16.32	0.00*•	0.71	0.71	—		9.56	—	9.56	—	7.47	8.82	1.37	1.26	1.26	0.04	107,408	126
12-31-23	13.99	(0.06)•	4.40	4.34	—		2.01	—	2.01	—	16.32	31.96	1.36	1.30	1.30	(0.41)	114,505	107
12-31-22	24.55	(0.06)•	(7.57)	(7.63)	—		2.93	—	2.93	—	13.99	(32.28)	1.35	1.30	1.30	(0.38)	93,472	13
12-31-21	22.38	(0.19)•	3.51	3.32	—		1.15	—	1.15	—	24.55	14.80	1.33	1.30	1.30	(0.80)	149,741	7
Class I
12-31-25	9.38	0.06•	2.13	2.19	0.04		0.75	—	0.79	—	10.78	24.31	0.84	0.76	0.76	0.59	963,170	80
12-31-24	17.99	0.07•	0.88	0.95	—		9.56	—	9.56	—	9.38	9.43	0.87	0.76	0.76	0.53	887,328	126
12-31-23	15.20	0.02•	4.79	4.81	0.01		2.01	—	2.02	—	17.99	32.54	0.86	0.80	0.80	0.10	940,045	107
12-31-22	26.21	0.02•	(8.10)	(8.08)	—		2.93	—	2.93	—	15.20	(31.93)	0.85	0.80	0.80	0.12	852,916	13
12-31-21	23.71	(0.08)•	3.73	3.65	—		1.15	—	1.15	—	26.21	15.37	0.83	0.80	0.80	(0.30)	1,381,312	7
Class S
12-31-25	7.88	0.04•	1.78	1.82	0.02		0.75	—	0.77	—	8.93	24.14	1.10	1.00	1.00	0.48	24,092	80
12-31-24	16.66	0.04•	0.74	0.78	—		9.56	—	9.56	—	7.88	9.09	1.12	1.01	1.01	0.29	103,333	126
12-31-23	14.22	(0.02)•	4.47	4.45	—		2.01	—	2.01	—	16.66	32.24	1.11	1.05	1.05	(0.15)	127,024	107
12-31-22	24.83	(0.02)•	(7.66)	(7.68)	—		2.93	—	2.93	—	14.22	(32.10)	1.10	1.05	1.05	(0.13)	108,045	13
12-31-21	22.56	(0.13)•	3.55	3.42	—		1.15	—	1.15	—	24.83	15.13	1.08	1.05	1.05	(0.55)	185,986	7
Class S2
12-31-25	6.85	0.01•	1.53	1.54	0.01		0.75	—	0.76	—	7.63	23.76	1.24	1.16	1.16	0.18	3,100	80
12-31-24	15.73	0.02•	0.66	0.68	—		9.56	—	9.56	—	6.85	9.00	1.27	1.16	1.16	0.14	2,724	126
12-31-23	13.53	(0.05)•	4.26	4.21	—		2.01	—	2.01	—	15.73	32.10	1.26	1.20	1.20	(0.31)	2,586	107
12-31-22	23.85	(0.04)•	(7.35)	(7.39)	—		2.93	—	2.93	—	13.53	(32.21)	1.25	1.20	1.20	(0.27)	2,205	13
12-31-21	21.75	(0.16)•	3.41	3.25	—		1.15	—	1.15	—	23.85	14.91	1.23	1.20	1.20	(0.69)	4,152	7
Voya International High Dividend Low Volatility Portfolio
Class ADV
12-31-25	10.03	0.31•	3.33	3.64	0.46		0.22	—	0.68	—	12.99	36.87	1.24	1.24	1.24	2.59	39,861	82
12-31-24	9.81	0.37•	0.30	0.67	0.45		—	—	0.45	—	10.03	6.82	1.25	1.25	1.25	3.61	23,774	71

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya International High Dividend Low Volatility Portfolio (continued)
Class ADV (continued)
12-31-23	8.95	0.32•	0.93	1.25	0.39	—	—	0.39	—	9.81	14.24	1.24	1.24	1.24	3.38	24,515	73
12-31-22	10.31	0.31•	(1.28)	(0.97)	0.39	—	—	0.39	—	8.95	(9.34)	1.22	1.22	1.22	3.39	24,167	67
12-31-21	9.43	0.28•	0.80	1.08	0.20	—	—	0.20	—	10.31	11.50	1.23	1.23	1.23	2.75	27,021	73
Class I
12-31-25	10.16	0.37•	3.39	3.76	0.50	0.22	—	0.72	—	13.20	37.60	0.74	0.74	0.74	3.02	117,114	82
12-31-24	9.94	0.42•	0.30	0.72	0.50	—	—	0.50	—	10.16	7.23	0.75	0.75	0.75	4.10	100,394	71
12-31-23	9.06	0.37•	0.95	1.32	0.44	—	—	0.44	—	9.94	14.87	0.74	0.74	0.74	3.87	106,170	73
12-31-22	10.44	0.36•	(1.30)	(0.94)	0.44	—	—	0.44	—	9.06	(8.90)	0.72	0.72	0.72	3.92	107,060	67
12-31-21	9.54	0.33•	0.82	1.15	0.25	—	—	0.25	—	10.44	12.08	0.73	0.73	0.73	3.25	125,719	73
Class S
12-31-25	10.10	0.35•	3.35	3.70	0.47	0.22	—	0.69	—	13.11	37.20	0.99	0.99	0.99	2.90	189,835	82
12-31-24	9.87	0.40•	0.30	0.70	0.47	—	—	0.47	—	10.10	7.09	1.00	1.00	1.00	3.92	170,018	71
12-31-23	9.00	0.34•	0.94	1.28	0.41	—	—	0.41	—	9.87	14.52	0.99	0.99	0.99	3.62	193,729	73
12-31-22	10.36	0.34•	(1.29)	(0.95)	0.41	—	—	0.41	—	9.00	(9.07)	0.97	0.97	0.97	3.68	204,207	67
12-31-21	9.47	0.30•	0.82	1.12	0.23	—	—	0.23	—	10.36	11.79	0.98	0.98	0.98	3.00	258,075	73
Class S2
12-31-25	10.25	0.33•	3.42	3.75	0.41	0.22	—	0.63	—	13.37	37.07	1.14	1.14	1.14	2.72	129	82
12-31-24	10.01	0.40•	0.29	0.69	0.45	—	—	0.45	—	10.25	6.95	1.15	1.15	1.15	3.87	95	71
12-31-23	9.08	0.30•	0.98	1.28	0.35	—	—	0.35	—	10.01	14.29	1.14	1.14	1.14	3.12	192	73
12-31-22	10.47	0.32•	(1.30)	(0.98)	0.41	—	—	0.41	—	9.08	(9.30)	1.12	1.12	1.12	3.50	394	67
12-31-21	9.56	0.29•	0.82	1.11	0.20	—	—	0.20	—	10.47	11.67	1.13	1.13	1.13	2.85	390	73
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
12-31-25	10.30	0.11•	0.35	0.46	0.18	0.80	—	0.98	—	9.78	4.80	1.61	1.35	1.35	1.07	92,277	61
12-31-24	10.03	0.12•	0.64	0.76	0.14	0.35	—	0.49	—	10.30	7.71	1.63	1.35	1.35	1.13	98,760	51
12-31-23	10.82	0.12•	0.76	0.88	0.21	1.46	—	1.67	—	10.03	8.52	1.64	1.35	1.35	1.16	101,672	46
12-31-22	14.21	0.12•	(0.91)	(0.79)	0.14	2.46	—	2.60	—	10.82	(5.85)	1.81	1.35	1.35	1.01	98,642	66
12-31-21	11.27	0.09•	2.94	3.03	0.09	—	—	0.09	—	14.21	26.94	1.80	1.35	1.35	0.67	110,892	55
Class I
12-31-25	11.56	0.18•	0.40	0.58	0.24	0.80	—	1.04	—	11.10	5.33	1.11	0.85	0.85	1.57	107,973	61
12-31-24	11.20	0.19•	0.72	0.91	0.20	0.35	—	0.55	—	11.56	8.20	1.13	0.85	0.85	1.62	116,322	51
12-31-23	11.90	0.19•	0.84	1.03	0.27	1.46	—	1.73	—	11.20	9.09	1.14	0.85	0.85	1.63	128,382	46
12-31-22	15.36	0.20•	(0.99)	(0.79)	0.21	2.46	—	2.67	—	11.90	(5.38)	1.31	0.85	0.85	1.51	165,702	66
12-31-21	12.16	0.17•	3.17	3.34	0.14	—	—	0.14	—	15.36	27.57	1.30	0.85	0.85	1.17	186,365	55
Class S
12-31-25	11.28	0.15•	0.38	0.53	0.21	0.80	—	1.01	—	10.80	4.99	1.36	1.10	1.10	1.32	70,354	61
12-31-24	10.93	0.15•	0.72	0.87	0.17	0.35	—	0.52	—	11.28	8.02	1.38	1.10	1.10	1.38	80,028	51
12-31-23	11.65	0.16•	0.82	0.98	0.24	1.46	—	1.70	—	10.93	8.77	1.39	1.10	1.10	1.41	85,925	46
12-31-22	15.09	0.17•	(0.98)	(0.81)	0.17	2.46	—	2.63	—	11.65	(5.60)	1.56	1.10	1.10	1.26	89,431	66
12-31-21	11.95	0.13•	3.13	3.26	0.12	—	—	0.12	—	15.09	27.30	1.55	1.10	1.10	0.92	100,022	55
Class S2
12-31-25	10.31	0.12•	0.35	0.47	0.19	0.80	—	0.99	—	9.79	4.89	1.51	1.25	1.25	1.17	1,690	61
12-31-24	10.04	0.13•	0.64	0.77	0.15	0.35	—	0.50	—	10.31	7.81	1.53	1.25	1.25	1.22	1,836	51
12-31-23	10.83	0.13•	0.76	0.89	0.22	1.46	—	1.68	—	10.04	8.59	1.54	1.25	1.25	1.27	1,812	46
12-31-22	14.22	0.13•	(0.92)	(0.79)	0.14	2.46	—	2.60	—	10.83	(5.77)	1.71	1.25	1.25	1.08	1,653	66
12-31-21	11.26	0.10•	2.95	3.05	0.09	—	—	0.09	—	14.22	27.11	1.70	1.25	1.25	0.74	2,415	55

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Baron Growth Portfolio
Class ADV
12-31-25	20.13	(0.10)•	(1.79)	(1.89)	0.01	4.67	—	4.68	—	13.56	(11.10)	1.64	1.50	1.50	(0.57)	72,879	13
12-31-24	20.39	(0.02)•	0.87	0.85	—	1.11	—	1.11	—	20.13	4.36	1.62	1.50	1.50	(0.10)	97,072	4
12-31-23	19.05	(0.09)•	2.82	2.73	—	1.39	—	1.39	—	20.39	14.56	1.62	1.50	1.50	(0.47)	107,138	1
12-31-22	28.60	(0.10)•	(6.63)	(6.73)	—	2.82	—	2.82	—	19.05	(23.90)	1.59	1.49	1.49	(0.46)	99,639	1
12-31-21	25.98	(0.22)•	5.28	5.06	—	2.44	—	2.44	—	28.60	20.14	1.59	1.49	1.49	(0.82)	140,345	1
Class I
12-31-25	26.75	(0.02)•	(2.50)	(2.52)	0.12	4.67	—	4.79	—	19.44	(10.69)	1.14	1.00	1.00	(0.08)	56,062	13
12-31-24	26.60	0.11•	1.15	1.26	—	1.11	—	1.11	—	26.75	4.89	1.12	1.00	1.00	0.40	111,696	4
12-31-23	24.36	0.01•	3.62	3.63	—	1.39	—	1.39	—	26.60	15.10	1.12	1.00	1.00	0.03	126,519	1
12-31-22	35.40	0.01•	(8.23)	(8.22)	—	2.82	—	2.82	—	24.36	(23.50)	1.09	0.99	0.99	0.03	122,511	1
12-31-21	31.49	(0.11)•	6.46	6.35	—	2.44	—	2.44	—	35.40	20.73	1.09	0.99	0.99	(0.32)	177,254	1
Class R6
12-31-25	26.80	(0.01)•	(2.51)	(2.52)	0.13	4.67	—	4.80	—	19.48	(10.69)	0.99	0.99	0.99	(0.06)	19,440	13
12-31-24	26.64	0.11•	1.16	1.27	—	1.11	—	1.11	—	26.80	4.92	0.98	0.98	0.98	0.41	35,984	4
12-31-23	24.39	0.01•	3.63	3.64	—	1.39	—	1.39	—	26.64	15.12	0.99	0.99	0.99	0.05	41,144	1
12-31-22	35.44	0.02•	(8.25)	(8.23)	—	2.82	—	2.82	—	24.39	(23.50)	0.98	0.98	0.98	0.06	38,747	1
12-31-21	31.52	(0.10)•	6.46	6.36	—	2.44	—	2.44	—	35.44	20.74	0.97	0.97	0.97	(0.30)	50,410	1
Class S
12-31-25	23.54	(0.06)•	(2.18)	(2.24)	0.05	4.67	—	4.72	—	16.58	(10.94)	1.39	1.25	1.25	(0.32)	144,826	13
12-31-24	23.59	0.04•	1.02	1.06	—	1.11	—	1.11	—	23.54	4.66	1.37	1.25	1.25	0.15	190,790	4
12-31-23	21.80	(0.05)•	3.23	3.18	—	1.39	—	1.39	—	23.59	14.80	1.37	1.25	1.25	(0.22)	219,006	1
12-31-22	32.13	(0.05)•	(7.46)	(7.51)	—	2.82	—	2.82	—	21.80	(23.69)	1.34	1.24	1.24	(0.21)	203,579	1
12-31-21	28.85	(0.17)•	5.89	5.72	—	2.44	—	2.44	—	32.13	20.43	1.34	1.24	1.24	(0.57)	282,227	1
Class S2
12-31-25	20.78	(0.08)•	(1.87)	(1.95)	0.04	4.67	—	4.71	—	14.12	(11.04)	1.54	1.40	1.40	(0.46)	1,811	13
12-31-24	20.99	0.01•	0.89	0.90	—	1.11	—	1.11	—	20.78	4.47	1.52	1.40	1.40	0.03	2,083	4
12-31-23	19.56	(0.08)•	2.90	2.82	—	1.39	—	1.39	—	20.99	14.65	1.52	1.40	1.40	(0.37)	2,258	1
12-31-22	29.23	(0.08)•	(6.77)	(6.85)	—	2.82	—	2.82	—	19.56	(23.79)	1.49	1.39	1.39	(0.36)	2,092	1
12-31-21	26.48	(0.21)•	5.40	5.19	—	2.44	—	2.44	—	29.23	20.25	1.49	1.39	1.39	(0.73)	2,681	1
VY® Columbia Contrarian Core Portfolio
Class ADV
12-31-25	14.39	(0.02)•	2.34	2.32	0.02	1.38	—	1.40	—	15.31	16.79	1.55	1.21	1.21	(0.13)	42,060	51
12-31-24	11.99	0.01•	2.70	2.71	0.02	0.29	—	0.31	—	14.39	22.81	1.54	1.21	1.20	0.09	40,494	49
12-31-23	14.21	0.02•	3.95	3.97	0.27	5.92	—	6.19	—	11.99	31.36	1.54	1.21	1.20	0.18	32,297	46
12-31-22	21.12	0.03•	(3.75)	(3.72)	0.01	3.18	—	3.19	—	14.21	(18.85)	1.46	1.22	1.22	0.15	23,018	50
12-31-21	19.23	0.00*•	4.42	4.42	0.05	2.48	—	2.53	—	21.12	23.62	1.48	1.23	1.23	0.01	31,288	54
Class I
12-31-25	17.15	0.07•	2.81	2.88	0.10	1.38	—	1.48	—	18.55	17.41	1.05	0.71	0.71	0.37	7,842	51
12-31-24	14.22	0.10•	3.20	3.30	0.08	0.29	—	0.37	—	17.15	23.39	1.04	0.71	0.70	0.60	7,769	49
12-31-23	15.87	0.10•	4.49	4.59	0.32	5.92	—	6.24	—	14.22	32.09	1.04	0.71	0.71	0.67	7,078	46
12-31-22	23.19	0.12•	(4.15)	(4.03)	0.11	3.18	—	3.29	—	15.87	(18.51)	0.96	0.72	0.72	0.64	5,731	50
12-31-21	20.88	0.12•	4.81	4.93	0.14	2.48	—	2.62	—	23.19	24.23	0.98	0.73	0.73	0.52	157,468	54
Class S
12-31-25	16.07	0.02•	2.62	2.64	0.05	1.38	—	1.43	—	17.28	17.08	1.30	0.96	0.96	0.12	28,558	51
12-31-24	13.35	0.05•	3.00	3.05	0.04	0.29	—	0.33	—	16.07	23.07	1.29	0.96	0.95	0.35	28,528	49
12-31-23	15.24	0.06•	4.28	4.34	0.31	5.92	—	6.23	—	13.35	31.76	1.29	0.96	0.95	0.43	24,900	46

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Columbia Contrarian Core Portfolio (continued)
Class S (continued)
12-31-22	22.39	0.07•		(3.98)	(3.91)	0.06		3.18	—	3.24	—	15.24	(18.64)	1.21	0.97	0.97	0.40	18,315	50
12-31-21	20.24	0.06•		4.66	4.72	0.09		2.48	—	2.57	—	22.39	23.94	1.23	0.98	0.98	0.26	23,775	54
VY® Columbia Small Cap Value II Portfolio
Class ADV
12-31-25	15.97	0.04•		0.79	0.83	0.25		3.59	—	3.84	—	12.96	7.80	1.55	1.43	1.42	0.27	21,749	114
12-31-24	16.10	0.04•		1.63	1.67	0.27		1.53	—	1.80	—	15.97	11.04	1.49	1.43	1.42	0.27	24,128	81
12-31-23	15.27	0.11•		1.91	2.02	0.03		1.16	—	1.19	—	16.10	13.57	1.50	1.42	1.40	0.70	25,025	73
12-31-22	20.83	0.01•		(2.85)	(2.84)	—		2.72	—	2.72	—	15.27	(14.12)	1.49	1.42	1.41	0.07	28,968	56
12-31-21	15.65	(0.02)•		5.30	5.28	0.03		0.07	—	0.10	—	20.83	33.85	1.47	1.42	1.42	(0.10)	39,427	56
Class I
12-31-25	16.94	0.11•		0.87	0.98	0.32		3.59	—	3.91	—	14.01	8.36	1.05	0.93	0.93	0.69	17,115	114
12-31-24	16.98	0.13•		1.72	1.85	0.36		1.53	—	1.89	—	16.94	11.56	0.99	0.93	0.92	0.77	37,210	81
12-31-23	16.07	0.20•		2.01	2.21	0.14		1.16	—	1.30	—	16.98	14.13	1.00	0.92	0.90	1.23	49,605	73
12-31-22	21.71	0.11•		(2.98)	(2.87)	0.05		2.72	—	2.77	—	16.07	(13.67)	0.99	0.92	0.91	0.59	43,765	56
12-31-21	16.27	0.07•		5.53	5.60	0.09		0.07	—	0.16	—	21.71	34.52	0.97	0.92	0.92	0.37	45,424	56
Class R6
12-31-25	16.98	0.12•		0.86	0.98	0.34		3.59	—	3.93	—	14.03	8.38	0.91	0.89	0.88	0.82	7,985	114
12-31-24	17.02	0.14•		1.72	1.86	0.37		1.53	—	1.90	—	16.98	11.63	0.89	0.87	0.86	0.83	8,064	81
12-31-23	16.10	0.21•		2.02	2.23	0.15		1.16	—	1.31	—	17.02	14.23	0.89	0.86	0.84	1.28	8,338	73
12-31-22	21.74	0.12•		(2.98)	(2.86)	0.06		2.72	—	2.78	—	16.10	(13.62)	0.89	0.86	0.85	0.65	9,533	56
12-31-21	16.29	0.10•		5.51	5.61	0.09		0.07	—	0.16	—	21.74	34.57	0.89	0.86	0.86	0.49	12,560	56
Class S
12-31-25	16.84	0.08•		0.85	0.93	0.28		3.59	—	3.87	—	13.90	8.04	1.29	1.18	1.18	0.54	12,548	114
12-31-24	16.89	0.09•		1.70	1.79	0.31		1.53	—	1.84	—	16.84	11.27	1.24	1.18	1.17	0.53	62,975	81
12-31-23	15.98	0.15•		2.01	2.16	0.09		1.16	—	1.25	—	16.89	13.85	1.25	1.17	1.15	0.96	69,044	73
12-31-22	21.61	0.06•		(2.97)	(2.91)	0.00	*	2.72	—	2.72	—	15.98	(13.91)	1.24	1.17	1.16	0.32	72,207	56
12-31-21	16.20	0.02•		5.51	5.53	0.05		0.07	—	0.12	—	21.61	34.22	1.22	1.17	1.17	0.12	96,978	56
Class S2
12-31-25	15.97	0.05•		0.79	0.84	0.27		3.59	—	3.86	—	12.95	7.92	1.45	1.33	1.32	0.37	1,841	114
12-31-24	16.11	0.06•		1.62	1.68	0.29		1.53	—	1.82	—	15.97	11.12	1.39	1.33	1.32	0.37	1,731	81
12-31-23	15.30	0.13•		1.91	2.04	0.07		1.16	—	1.23	—	16.11	13.70	1.40	1.32	1.30	0.82	1,712	73
12-31-22	20.85	0.03		(2.86)	(2.83)	—		2.72	—	2.72	—	15.30	(14.06)	1.39	1.32	1.31	0.17	1,597	56
12-31-21	15.65	0.00	*	5.30	5.30	0.03		0.07	—	0.10	—	20.85	33.96	1.37	1.32	1.32	(0.01)	1,856	56
VY® Invesco Comstock Portfolio
Class ADV
12-31-25	20.43	0.24•		2.94	3.18	0.23		2.60	—	2.83	—	20.78	16.72	1.31	1.20	1.20	1.17	30,043	22
12-31-24	19.94	0.26•		2.51	2.77	0.27		2.01	—	2.28	—	20.43	14.44	1.30	1.20	1.20	1.24	30,575	23
12-31-23	20.74	0.28•		2.03	2.31	0.30		2.81	—	3.11	—	19.94	11.70	1.29	1.20	1.20	1.36	30,757	19
12-31-22	21.05	0.26•		(0.24)	0.02	0.28		0.05	—	0.33	—	20.74	0.12	1.28	1.20	1.20	1.27	33,953	22
12-31-21	16.05	0.21•		5.03	5.24	0.24		—	—	0.24	—	21.05	32.69	1.29	1.20	1.20	1.06	34,649	31
Class I
12-31-25	20.71	0.35•		2.98	3.33	0.33		2.60	—	2.93	—	21.11	17.24	0.81	0.70	0.70	1.68	110,501	22
12-31-24	20.17	0.37•		2.56	2.93	0.38		2.01	—	2.39	—	20.71	15.05	0.80	0.70	0.70	1.72	109,517	23
12-31-23	20.94	0.38•		2.06	2.44	0.40		2.81	—	3.21	—	20.17	12.25	0.79	0.70	0.70	1.87	134,901	19
12-31-22	21.25	0.37•		(0.25)	0.12	0.38		0.05	—	0.43	—	20.94	0.63	0.78	0.70	0.70	1.74	141,023	22
12-31-21	16.20	0.31•		5.09	5.40	0.35		—	—	0.35	—	21.25	33.33	0.79	0.70	0.70	1.58	178,856	31

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Invesco Comstock Portfolio (continued)
Class S
12-31-25	20.74	0.30•	2.99	3.29	0.28	2.60	—	2.88	—	21.15	17.02	1.06	0.95	0.95	1.43	98,441	22
12-31-24	20.21	0.32•	2.54	2.86	0.32	2.01	—	2.33	—	20.74	14.70	1.05	0.95	0.95	1.49	92,678	23
12-31-23	20.97	0.33•	2.07	2.40	0.35	2.81	—	3.16	—	20.21	12.03	1.04	0.95	0.95	1.62	88,857	19
12-31-22	21.28	0.32•	(0.25)	0.07	0.33	0.05	—	0.38	—	20.97	0.38	1.03	0.95	0.95	1.53	87,056	22
12-31-21	16.23	0.26•	5.09	5.35	0.30	—	—	0.30	—	21.28	32.96	1.04	0.95	0.95	1.31	81,485	31
VY® Invesco Equity and Income Portfolio
Class ADV
12-31-25	40.95	0.52•	3.69	4.21	0.50	12.51	—	13.01	—	32.15	12.27	1.29	1.14	1.14	1.41	42,339	126
12-31-24	40.72	0.62•	3.89	4.51	1.26	3.02	—	4.28	—	40.95	11.42	1.24	1.14	1.14	1.46	40,720	125
12-31-23	40.03	0.62•	3.15	3.77	0.73	2.35	—	3.08	—	40.72	9.71	1.22	1.14	1.14	1.55	40,401	144
12-31-22	51.71	0.54•	(4.68)	(4.14)	0.54	7.00	—	7.54	—	40.03	(8.07)	1.22	1.14	1.14	1.20	43,412	136
12-31-21	44.76	0.36•	7.69	8.05	0.50	0.60	—	1.10	—	51.71	18.03	1.21	1.14	1.14	0.73	49,436	127
Class I
12-31-25	42.11	0.73•	3.82	4.55	0.65	12.51	—	13.16	—	33.50	12.80	0.79	0.64	0.64	1.91	392,761	126
12-31-24	41.73	0.85•	4.01	4.86	1.46	3.02	—	4.48	—	42.11	12.00	0.74	0.64	0.64	1.96	399,506	125
12-31-23	40.95	0.84•	3.23	4.07	0.94	2.35	—	3.29	—	41.73	10.25	0.72	0.64	0.64	2.05	419,320	144
12-31-22	52.69	0.78•	(4.77)	(3.99)	0.75	7.00	—	7.75	—	40.95	(7.60)	0.72	0.64	0.64	1.69	423,188	136
12-31-21	45.58	0.62•	7.83	8.45	0.74	0.60	—	1.34	—	52.69	18.60	0.71	0.64	0.64	1.23	502,445	127
Class S
12-31-25	41.59	0.63•	3.76	4.39	0.57	12.51	—	13.08	—	32.90	12.53	1.04	0.89	0.89	1.67	18,494	126
12-31-24	41.32	0.76•	3.94	4.70	1.41	3.02	—	4.43	—	41.59	11.71	0.99	0.89	0.89	1.78	19,710	125
12-31-23	40.58	0.73•	3.19	3.92	0.83	2.35	—	3.18	—	41.32	9.97	0.97	0.89	0.89	1.80	316,937	144
12-31-22	52.29	0.66•	(4.73)	(4.07)	0.64	7.00	—	7.64	—	40.58	(7.83)	0.97	0.89	0.89	1.44	346,982	136
12-31-21	45.24	0.49•	7.77	8.26	0.61	0.60	—	1.21	—	52.29	18.31	0.96	0.89	0.89	0.97	437,821	127
Class S2
12-31-25	40.63	0.56•	3.65	4.21	0.53	12.51	—	13.04	—	31.80	12.38	1.19	1.02	1.02	1.53	4,260	126
12-31-24	40.48	0.69•	3.83	4.52	1.35	3.02	—	4.37	—	40.63	11.53	1.14	1.02	1.02	1.65	4,094	125
12-31-23	39.81	0.66•	3.13	3.79	0.77	2.35	—	3.12	—	40.48	9.83	1.12	1.02	1.02	1.67	250,871	144
12-31-22	51.45	0.59•	(4.65)	(4.06)	0.58	7.00	—	7.58	—	39.81	(7.95)	1.12	1.02	1.02	1.31	265,672	136
12-31-21	44.52	0.42•	7.64	8.06	0.53	0.60	—	1.13	—	51.45	18.17	1.11	1.02	1.02	0.84	320,526	127
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
12-31-25	15.30	0.06•	0.51	0.57	0.10	2.27	—	2.37	—	13.50	4.10	1.53	1.36	1.36	0.45	69,880	47
12-31-24	14.29	0.08•	1.83	1.91	0.10	0.80	—	0.90	—	15.30	13.71	1.50	1.36	1.36	0.50	76,216	26
12-31-23	14.51	0.09•	1.33	1.42	0.12	1.52	—	1.64	—	14.29	10.28	1.51	1.35	1.35	0.62	75,703	10
12-31-22	19.24	0.11•	(1.76)	(1.65)	0.11	2.97	—	3.08	—	14.51	(8.84)	1.50	1.38	1.38	0.64	79,578	13
12-31-21	15.51	0.05•	4.43	4.48	0.05	0.70	—	0.75	—	19.24	29.15	1.49	1.38	1.38	0.28	93,649	22
Class I
12-31-25	16.21	0.14•	0.55	0.69	0.17	2.27	—	2.44	—	14.46	4.63	1.03	0.86	0.86	0.93	47,858	47
12-31-24	15.08	0.16•	1.94	2.10	0.17	0.80	—	0.97	—	16.21	14.30	1.00	0.86	0.86	1.00	81,067	26
12-31-23	15.21	0.17•	1.41	1.58	0.19	1.52	—	1.71	—	15.08	10.89	1.01	0.85	0.85	1.11	97,398	10
12-31-22	20.00	0.20•	(1.83)	(1.63)	0.19	2.97	—	3.16	—	15.21	(8.39)	1.00	0.88	0.88	1.13	107,243	13
12-31-21	16.09	0.15•	4.60	4.75	0.14	0.70	—	0.84	—	20.00	29.79	0.99	0.88	0.88	0.77	138,540	22
Class S
12-31-25	15.87	0.10•	0.53	0.63	0.11	2.27	—	2.38	—	14.12	4.37	1.28	1.11	1.11	0.68	65,394	47
12-31-24	14.78	0.12•	1.90	2.02	0.13	0.80	—	0.93	—	15.87	14.04	1.25	1.11	1.11	0.75	131,293	26

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® JPMorgan Mid Cap Value Portfolio (continued)
Class S (continued)
12-31-23	14.95	0.13•	1.37	1.50	0.15		1.52	—	1.67	—	14.78	10.54	1.26	1.10	1.10	0.87	138,590	10
12-31-22	19.72	0.15•	(1.80)	(1.65)	0.15		2.97	—	3.12	—	14.95	(8.62)	1.25	1.13	1.13	0.89	153,670	13
12-31-21	15.87	0.10•	4.54	4.64	0.09		0.70	—	0.79	—	19.72	29.51	1.24	1.13	1.13	0.53	188,813	22
Class S2
12-31-25	15.27	0.08•	0.50	0.58	0.11		2.27	—	2.38	—	13.47	4.18	1.43	1.26	1.26	0.53	633	47
12-31-24	14.26	0.09•	1.83	1.92	0.11		0.80	—	0.91	—	15.27	13.86	1.40	1.26	1.26	0.61	845	26
12-31-23	14.48	0.10•	1.33	1.43	0.13		1.52	—	1.65	—	14.26	10.42	1.41	1.25	1.25	0.73	776	10
12-31-22	19.17	0.13•	(1.77)	(1.64)	0.08		2.97	—	3.05	—	14.48	(8.82)	1.40	1.28	1.28	0.73	718	13
12-31-21	15.47	0.08•	4.41	4.49	0.09		0.70	—	0.79	—	19.17	29.29	1.39	1.28	1.28	0.43	1,996	22
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
12-31-25	8.56	(0.06)•	0.93	0.87	—		1.63	—	1.63	—	7.80	9.49	1.36	1.30	1.30	(0.74)	87,085	56
12-31-24	8.07	(0.05)•	1.70	1.65	—		1.16	—	1.16	—	8.56	23.17	1.36	1.30	1.30	(0.65)	73,397	45
12-31-23	6.72	(0.03)•	1.39	1.36	—		0.01	—	0.01	—	8.07	20.30	1.37	1.28	1.28	(0.47)	64,561	45
12-31-22	12.43	(0.04)•	(2.84)	(2.88)	—		2.83	—	2.83	—	6.72	(24.63)	1.36	1.28	1.28	(0.45)	53,242	29
12-31-21	13.16	(0.12)•	1.84	1.72	—		2.45	—	2.45	—	12.43	13.24	1.34	1.30	1.30	(0.91)	76,149	31
Class I
12-31-25	11.43	(0.03)•	1.22	1.19	—		1.63	—	1.63	—	10.99	9.92	0.86	0.80	0.80	(0.25)	719,759	56
12-31-24	10.34	(0.02)•	2.27	2.25	—		1.16	—	1.16	—	11.43	23.92	0.86	0.80	0.80	(0.15)	914,315	45
12-31-23	8.56	0.00*•	1.79	1.79	0.00	*	0.01	—	0.01	—	10.34	20.96	0.87	0.78	0.78	0.03	836,627	45
12-31-22	14.82	0.00*•	(3.43)	(3.43)	—		2.83	—	2.83	—	8.56	(24.34)	0.86	0.78	0.78	0.05	841,674	29
12-31-21	15.20	(0.06)•	2.13	2.07	0.00	*	2.45	—	2.45	—	14.82	13.80	0.84	0.80	0.80	(0.41)	1,214,371	31
Class R6
12-31-25	11.46	(0.02)•	1.22	1.20	—		1.63	—	1.63	—	11.03	9.99	0.78	0.78	0.78	(0.21)	90,835	56
12-31-24	10.37	(0.01)•	2.26	2.25	—		1.16	—	1.16	—	11.46	23.84	0.77	0.76	0.76	(0.11)	128,959	45
12-31-23	8.58	0.01•	1.79	1.80	0.00	*	0.01	—	0.01	—	10.37	21.03	0.77	0.75	0.75	0.07	109,932	45
12-31-22	14.84	0.01•	(3.44)	(3.43)	—		2.83	—	2.83	—	8.58	(24.31)	0.77	0.75	0.75	0.08	89,811	29
12-31-21	15.22	(0.06)•	2.13	2.07	—		2.45	—	2.45	—	14.84	13.80	0.76	0.76	0.76	(0.37)	118,927	31
Class S
12-31-25	10.26	(0.05)•	1.10	1.05	—		1.63	—	1.63	—	9.68	9.67	1.11	1.05	1.05	(0.50)	21,067	56
12-31-24	9.43	(0.04)•	2.03	1.99	—		1.16	—	1.16	—	10.26	23.45	1.11	1.05	1.05	(0.40)	28,931	45
12-31-23	7.83	(0.02)•	1.63	1.61	—		0.01	—	0.01	—	9.43	20.62	1.12	1.03	1.03	(0.22)	28,114	45
12-31-22	13.88	(0.02)•	(3.20)	(3.22)	—		2.83	—	2.83	—	7.83	(24.47)	1.11	1.03	1.03	(0.22)	26,887	29
12-31-21	14.40	(0.10)•	2.03	1.93	—		2.45	—	2.45	—	13.88	13.58	1.09	1.05	1.05	(0.66)	45,922	31
Class S2
12-31-25	8.75	(0.06)•	0.95	0.89	—		1.63	—	1.63	—	8.01	9.51	1.26	1.20	1.20	(0.65)	3,072	56
12-31-24	8.21	(0.05)•	1.75	1.70	—		1.16	—	1.16	—	8.75	23.38	1.26	1.20	1.20	(0.55)	3,036	45
12-31-23	6.83	(0.03)•	1.42	1.39	—		0.01	—	0.01	—	8.21	20.42	1.27	1.18	1.18	(0.37)	2,614	45
12-31-22	12.57	(0.04)•	(2.87)	(2.91)	—		2.83	—	2.83	—	6.83	(24.60)	1.26	1.18	1.18	(0.41)	2,207	29
12-31-21	13.28	(0.11)•	1.85	1.74	—		2.45	—	2.45	—	12.57	13.28	1.24	1.20	1.20	(0.82)	5,903	31

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-five active separate investment series. The eleven series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Global Bond Portfolio (“Global Bond”), Voya Global Insights Portfolio (“Global Insights”), Voya International High Dividend Low Volatility Portfolio (“International High Dividend Low Volatility”), VY® American Century Small-Mid Cap Value Portfolio (“American Century Small-Mid Cap Value”), VY® Baron Growth Portfolio (“Baron Growth”), VY® Columbia Contrarian Core Portfolio (“Columbia Contrarian Core”), VY® Columbia Small Cap Value II Portfolio (“Columbia Small Cap Value II”), VY® Invesco Comstock Portfolio (“Invesco Comstock”), VY® Invesco Equity and Income Portfolio (“Invesco Equity and Income”), VY® JPMorgan Mid Cap Value Portfolio (“JPMorgan Mid Cap Value”) and, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (“T. Rowe Price Diversified Mid Cap Growth”). Each Portfolio is a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocated to each class. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Global Bond and International High Dividend Low Volatility. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.	Securities Transactions and Revenue Recognition.

Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Global Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Invesco Comstock, Invesco Equity and Income, JPMorgan Mid Cap Value and

T. Rowe Price Diversified Mid Cap Growth. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with GAAP for investment companies. Actual results could differ from these estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S.

dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of December 31, 2025, the maximum amount of loss that Global Bond, Invesco Comstock and Invesco Equity and Income would incur if their relevant counterparties failed to perform would be $535,254, $4,775 and $7,242 respectively, which represents the gross payments to be received by the Portfolios on forward foreign currency contracts, forward premium swaptions, OTC volatility swaps and OTC purchased options were they to be unwound as of December 31, 2025. At December 31, 2025, Global Bond received $290,000 in cash collateral for open OTC derivatives. There was no cash collateral received by any other Portfolio at December 31, 2025.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of December 31, 2025, Global Bond, Invesco Comstock and Invesco Equity and Income had a liability position of $470,783, $176,328 and $156,067 respectively, on forward foreign currency contracts, forward premium swaptions, OTC interest rate swaps, OTC total return swaps, OTC volatility swaps and written options with credit related contingent features. If a contingent feature would have been triggered as of December 31, 2025, the Portfolios could have been required to pay this amount in cash to its counterparties. As of December 31, 2025, Global Bond had pledged $220,000 in cash collateral for open OTC derivatives transactions with its respective counterparties. There was no cash collateral pledged by any other Portfolio at December 31, 2025.

As of December 31, 2025, American Century Small-Mid Cap Value had not entered into any Master Agreements.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

During the year ended December 31, 2025, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at December 31, 2025. There were no open forward foreign currency for International High Dividend Low Volatility at December 31, 2025.

	Buy	Sell
Global Bond	$49,900,835	$8,020,792
International High Dividend Low Volatility	1,404,019	108,442

	Buy	Sell
American Century Small-Mid Cap Value	302,655	15,272,206
Invesco Comstock	677,506	10,925,303
Invesco Equity and Income	4,219,831	12,639,814

I. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended December 31, 2025, Global Bond and Invesco Equity and Income had purchased and sold (Global Bond only) futures contracts on various notes and bonds as part of their respective duration strategy. In addition, Global Insights purchased futures contracts on foreign currencies. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the year ended December 31, 2025, the following Portfolios had an average notional value on futures contracts purchased and sold as disclosed below. At December 31, 2025, Invesco Equity and Income had pledged $15,000 original par value in U.S. Treasury Bills as footnoted in the Portfolio of Investments as collateral for open futures contracts. Please refer to the table within the Portfolio of Investments for open futures contracts at December 31, 2025. There were no open futures contracts for Global Insights at December 31, 2025.

	Purchased	Sold
Global Bond	$39,277,003	$7,875,086
Global Insights	32,156,600	—
Invesco Equity and Income	1,200,732	—

J.  Securities Lending. Each Portfolio may temporarily loan up to 331⁄3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

K.  Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule144A”) or securities offered pursuant to Section 4(a)

(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulations S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

L. Delayed-Delivery and When-Issued Transactions.

Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolios’ Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At December 31, 2025, Global Bond had not pledged any cash collateral for any when-issued or delayed-delivery transactions.

M. Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the year ended December 31, 2025, Global Bond had purchased and written interest rate swaptions with an average notional value of $2,624,241 and $3,157,287, respectively, to gain additional exposure to interest rates and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written interest rate swaptions at December 31, 2025.

During the year ended December 31, 2025, Global Bond had purchased and written foreign currency options with an average notional value of $333,250 and $1,369,072, respectively, to gain exposure to foreign currencies and to generate income. Please refer to the tables within the Portfolio of Investments for open written foreign currency options at December 31, 2025. There were no open purchased foreign currency options at December 31 , 2025.

During the year ended December 31, 2025, Global Bond had purchased and written forward premium swaptions with an average notional value of $9,867,639 and $60,438,438 respectively, to manage duration and yield curve exposures and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written forward premium swaptions at December 31, 2025.

During the year ended December 31, 2025, Global Bond had purchased and written credit default swaptions with an average notional value of $2,051,000 and $3,140,500 to generate income. Please refer to the tables within the Portfolio of Investments for open written credit default swaptions at December 31, 2025. There were no open purchased credit default swaptions at December 31, 2025.

During the year ended December 31, 2025, Global Insights had written options on equity securities with an average notional value of $8,194,886 to generate income. There were no open written options on equity securities at December 31, 2025.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the year ended December 31, 2025, Global Bond bought credit protection on credit default swap indices (“CDX”) with an average notional amount of $5,190,000 to reduce exposure to various sectors of the credit market. There were no open credit default swaps to buy protection at December 31, 2025.

During the year ended December 31, 2025, Global Bond sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $1,500,000 to gain exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Please refer to the tables within the Portfolio of Investments for open credit default swaps to sell protection at December 31, 2025.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the year ended December 31, 2025, Global Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $10,073,509.

For the year ended December 31, 2025, Global Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $52,765,827.

Global Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for Global Bond for open centrally cleared and OTC interest rate swaps at December 31, 2025.

At December 31, 2025, Global Bond had pledged $885,000 in cash collateral for open centrally cleared swaps.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the year ended December 31, 2025, Global Bond had entered into receiver and payer volatility swaps on foreign currencies with an average notional amount of $2,381,250 and $2,384,167, respectively. Please refer to the tables within the Portfolio of Investments for open receiver and payer volatility swaps at December 31, 2025.

Total Return Swap Contracts. Certain Portfolios may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the year ended December 31, 2025, Global Bond had an entered into receiver total return swaps with an average notional amount of $6,040,181. Please refer to the tables within the Portfolio of Investments for open receiver total return swaps at December 31, 2025.

Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

There were no cross-currency swaps entered into by any Portfolio during the year ended December 31, 2025.

P. Equity-Linked Notes. Invesco Equity and Income invests in equity-linked notes. Equity-linked notes are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked notes is recorded as Interest income in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Portfolio records the net change in the fair value of the equity-linked note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. The Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the equity-linked note. The risks of investing in equity-linked notes include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked notes and the appreciation potential may be limited. Equity-linked notes may be more volatile and less liquid than other investments held by the Portfolio. Please refer to the Portfolio of Investments for open equity-linked notes at December 31, 2025.

Q. Structured Notes. Global Bond and Invesco Equity and Income invest in structured notes whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these notes may be ‘structured’ by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these notes will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured note. There were no structured notes for either Global Bond and Invesco Equity and Income at December 31, 2025.

R. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales
Global Bond	$25,829,748	$37,844,410
Global Insights	866,088,476	1,105,797,507
International High Dividend Low Volatility	260,050,696	287,657,164
American Century Small-Mid Cap Value	169,368,918	205,305,079
Baron Growth	46,891,153	149,306,356
Columbia Contrarian Core	38,253,549	48,766,613
Columbia Small Cap Value II	105,159,003	183,670,739
Invesco Comstock	50,931,698	83,281,651
Invesco Equity and Income	124,089,049	164,371,523
JPMorgan Mid Cap Value	106,322,208	214,343,353
T. Rowe Price Diversified Mid Cap Growth	546,778,357	880,889,521

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$141,082,841	$146,412,380
Invesco Equity and Income	430,664,610	437,503,107

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

Global Bond	0.600% on the first $4 billion;
0.575% on the next $1 billion;
0.550% on the next $1 billion;
0.530% on assets over $6 billion
Global Insights	0.70% on the first $3 billion;
0.68% on the next $1 billion;
0.67% on the next $4 billion;
0.66% thereafter
International High Dividend Low Volatility	0.60% on all assets
American Century Small-Mid Cap Value	0.91% on all assets
Baron Growth	0.950% on the first $1 billion;
0.925% on the next $1 billion;
0.900% on assets over $2 billion
Columbia Contrarian Core	0.90% on the first $500 million;
0.85% on the next $500 million;

0.80% on assets over $1 billion
Columbia Small Cap Value II	0.85% on all assets
Invesco Comstock	0.70% on all assets
Invesco Equity and Income	0.65% on the first $750 million;
0.63% on the next $250 million;
0.61% on assets over $1 billion
JPMorgan Mid Cap Value	0.85% on the first $500 million;
0.75% on the next $500 million;
0.70% on assets over $1 billion
T. Rowe Price Diversified Mid Cap Growth	0.74% on all assets

The Investment Adviser is contractually obligated to waive 0.003%, 0.05%, 0.048%, 0.027%, 0.01% and 0.025% of the management fee for Global Bond, Global Insights, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Equity and Income, and JPMorgan Mid Cap Value, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser

Global Bond, Global Insights & International High Dividend Low Volatility	Voya Investment Management Co. LLC*
American Century Small-Mid Cap Value	American Century Investment Management, Inc.
Baron Growth	BAMCO, Inc.
Columbia Contrarian Core & Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC
Invesco Comstock & Invesco Equity and Income	Invesco Advisers, Inc.
JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.
T. Rowe Price Diversified Mid Cap Growth	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of each respective Portfolio have a plan of distribution (the “Plan”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio,

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 5 - DISTRIBUTION AND SERVICE FEES (continued)

out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class ADV shares and a Portfolio makes payments at an annual rate of 0.15% of the Portfolio's average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.02% of the distribution fee for Class S2 shares of Invesco Equity and Income. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to shareholder organizations pursuant to the shareholder servicing plan adopted for Class ADV, Class S and Class S2 shares which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated
Investment Company	Portfolio	Percentage

ReliaStar Life Insurance Company	Global Insights	9.83%
	Invesco Comstock	6.86
	T. Rowe Price Diversified Mid Cap Growth	5.69

Voya Institutional Trust Company	Global Bond	14.58
	Global Insights	12.89
	International High Dividend Low Volatility	12.76
	American Century Small-Mid Cap Value	51.41
	Baron Growth	31.51
	Columbia Contrarian Core	55.33
	Columbia Small Cap Value II	40.29
	Invesco Comstock	12.77
	Invesco Equity and Income	10.31
	JPMorgan Mid Cap Value	42.95
	T. Rowe Price Diversified Mid Cap Growth	15.96

Voya Retirement Insurance and Annuity Company	Global Bond	71.02
	Global Insights	74.99
	International High Dividend Low Volatility	30.41
	American Century Small-Mid Cap Value	46.74
	Baron Growth	61.29
	Columbia Contrarian Core	39.64
	Columbia Small Cap Value II	48.44
	Invesco Comstock	47.09

	Invesco Equity and Income	79.07
	JPMorgan Mid Cap Value	49.49
	T. Rowe Price Diversified Mid Cap Growth	74.28

Voya Solution 2035 Portfolio	Invesco Comstock	5.20

Voya Solution 2045 Portfolio	Invesco Comstock	6.26

The Investment Adviser may direct the Portfolios' sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors' fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the "Notional Funds"). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors' deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statements of Assets and Liabilities. Deferral of directors' fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Global Bond	$128,288
Global Insights	1,085,885
International High Dividend Low Volatility	249,758
American Century Small-Mid Cap Value	436,502
Baron Growth	478,981
Columbia Contrarian Core	76,122
Columbia Small Cap Value II	115,241
Invesco Comstock	145,570
Invesco Equity and Income	436,190
JPMorgan Mid Cap Value	294,410
T. Rowe Price Diversified Mid Cap Growth	722,921

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 7 —Other Transactions

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-adviser and/or common offices or trustees. For the year ended December 31, 2025, JPMorgan Mid Cap Value engaged in such transactions amounting to $48,761,324 of in-kind sales, resulting in a net realized gain of $13,497,971.

NOTE 8 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio's Board members who are not "interested persons," as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Global Bond	1.17%	0.67%	N/A	0.92%	N/A
Global Insights	1.30%	0.80%	N/A	1.05%	1.20%
International High Dividend Low Volatility	1.25%	0.75%	N/A	1.00%	1.15%
American Century Small-Mid Cap Value	1.35%	0.85%	N/A	1.10%	1.25%
Baron Growth	1.49%	0.99%	0.99%	1.24%	1.39%
Columbia Contrarian Core	N/A	N/A	N/A	N/A	N/A
Columbia Small Cap Value II	1.45%	0.95%	0.95%	1.20%	1.35%
Invesco Comstock	1.20%	0.70%	N/A	0.95%	N/A
Invesco Equity and Income	1.15%	0.65%	N/A	0.90%	1.05%
JPMorgan Mid Cap Value	1.38%	0.88%	N/A	1.13%	1.28%
T. Rowe Price Diversified Mid Cap Growth	1.30%	0.80%	0.80%	1.05%	1.20%

Pursuant to a side letter agreement for Columbia Contrarian Core, through May 1, 2026, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expense so that the expense limits are 1.25%, 0.75% and 1.00% for Class ADV, Class I and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement for Invesco Comstock, through May 1, 2026, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expense so that the expense limits are 1.20%, 0.70% and 0.95% for Class ADV, Class I and Class S,

respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser until May 1, 2026 and the related expiration dates are as follows:

	December 31,
	2026	2027	2028	Total
Global Bond	$64,677	$64,448	$48,992	$178,117
American Century Small- Mid Cap Value	313,374	326,911	288,167	928,452
Invesco Equity and Income	212,224	315,176	197,897	725,297
JPMorgan Mid
Cap Value	34,173	8,590	36,214	78,977

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser until May 1, 2026 and the related expiration dates, as of December 31, 2025, are as follows:

	December 31,
	2026	2027	2028	Total
Global Bond Class ADV	$17,681	$16,325	$15,371	$49,377
Class I	97,376	91,616	90,004	278,996
Class S	26,918	26,308	22,268	75,494
Global Insights
Class ADV	$59,610	$67,825	$40,042	$167,477
Class I	495,204	546,267	328,092	1,369,563
Class S	66,796	70,608	37,288	174,692
Class S2	1,436	1,629	964	4,029
American Century Small-Mid Cap Value
Class ADV	$177,126	$168,819	$146,180	$492,125
Class I	243,916	196,775	172,414	613,105
Class S	155,655	135,240	115,838	406,733
Class S2	3,058	2,993	2,633	8,684
Baron Growth

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 8 —EXPENSE LIMITATION AGREEMENTS (continued)

	December 31,
	2026	2027	2028	Total
Class ADV	$130,466	$128,023	$119,491	$377,980
Class I	157,522	147,156	117,420	422,098
Class S	267,532	248,570	236,405	752,507
Class S2	2,759	2,695	2,790	8,244
Columbia Small Cap Value II
Class ADV	$12,722	$9,901	$20,119	$42,742
Class I	22,735	16,192	17,070	55,997
Class S	33,541	26,999	36,429	96,969
Class S2	762	685	1,572	3,019
Invesco Equity and Income
Class ADV	$20,673	$22,294	$38,939	$81,906
Class I	208,588	223,268	373,216	805,072
Class S	162,614	100,383	18,806	281,803
Class S2	126,752	76,579	3,924	207,255
JPMorgan Mid Cap Value
Class ADV	$93,999	$89,130	$91,964	$275,093
Class I	124,910	99,224	68,658	292,792
Class S	177,632	158,470	129,558	465,660
Class S2	914	962	872	2,748
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$39,191	$36,720	$44,905	$120,816
Class I	552,547	456,895	412,066	1,421,508
Class S	18,425	15,451	13,978	47,854
Class S2	1,611	1,532	1,643	4,786

The Expense Limitation Agreement is contractual through May 1, 2026. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon ("BNY") for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the year ended December 31, 2025 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Insights	17	$6,288,059	5.32%
International High
Dividend Low Volatility	5	7,004,600	5.33
Baron Growth	11	2,286,818	5.33
Columbia Small Cap
Value II	3	788,000	5.33
T. Rowe Price Diversified
Mid Cap Growth	2	625,000	5.33

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Global Bond
Class ADV
12/31/2025	74,400	—	51,823	(189,873)	—	(63,650)	600,771	—	419,935	(1,534,149)	—	(513,443)
12/31/2024	56,793	—	61,925	(221,776)	—	(103,058)	451,452	—	495,358	(1,783,138)	—	(836,328)
Class I
12/31/2025	857,506	—	342,557	(1,139,760)	—	60,303	7,083,248	—	2,828,769	(9,391,375)	—	520,642
12/31/2024	459,025	—	386,195	(1,556,744)	—	(711,524)	3,763,154	—	3,147,985	(12,741,525)	—	(5,830,386)
Class S
12/31/2025	378,839	—	78,915	(744,207)	—	(286,453)	3,100,544	—	650,123	(6,055,746)	—	(2,305,079)
12/31/2024	428,860	—	104,512	(734,939)	—	(201,567)	3,432,901	—	850,457	(6,023,792)	—	(1,740,434)
Global Insights
Class ADV
12/31/2025	178,950	—	1,313,454	(2,170,683)	—	(678,279)	1,435,470	—	9,916,580	(17,243,438)	—	(5,891,388)
12/31/2024	94,054	—	8,753,719	(1,486,643)	—	7,361,130	1,045,853	—	70,993,564	(17,545,519)	—	54,493,898
Class I
12/31/2025	240,866	—	7,095,734	(12,598,139)	—	(5,261,539)	2,430,164	—	68,544,793	(125,232,778)	—	(54,257,821)
12/31/2024	213,357	—	51,722,413	(9,549,860)	—	42,385,910	2,781,847	—	512,705,989	(136,643,635)	—	378,844,201
Class S
12/31/2025	214,932	—	1,101,445	(11,728,092)	—	(10,411,715)	1,832,823	—	8,822,576	(99,569,809)	—	(88,914,410)
12/31/2024	286,943	—	8,391,569	(3,192,092)	—	5,486,420	3,062,897	—	71,369,455	(36,892,493)	—	37,539,859
Class S2
12/31/2025	39,964	—	40,142	(71,653)	—	8,453	291,270	—	274,975	(503,086)	—	63,159
12/31/2024	22,950	—	244,821	(34,308)	—	233,463	263,072	—	1,836,836	(355,234)	—	1,744,674
International High Dividend Low Volatility
Class ADV
12/31/2025	1,033,467	—	170,158	(505,249)	—	698,376	12,184,783	—	2,041,895	(6,094,906)	—	8,131,772
12/31/2024	145,040	—	108,570	(381,839)	—	(128,229)	1,472,882	—	1,084,610	(3,877,231)	—	(1,319,739)
Class I
12/31/2025	1,849,495	—	477,264	(3,330,659)	—	(1,003,900)	22,412,504	—	5,808,299	(36,334,452)	—	(8,113,649)
12/31/2024	246,247	—	479,138	(1,535,012)	—	(809,627)	2,556,863	—	4,844,087	(15,805,721)	—	(8,404,771)
Class S
12/31/2025	624,435	—	849,656	(3,830,568)	—	(2,356,477)	7,705,839	—	10,280,835	(45,800,866)	—	(27,814,192)
12/31/2024	782,627	—	800,942	(4,375,918)	—	(2,792,349)	8,009,879	—	8,049,465	(44,974,929)	—	(28,915,585)
Class S2
12/31/2025	374	—	459	(475)	—	358	4,617	—	5,664	(6,119)	—	4,162
12/31/2024	555	—	856	(11,337)	—	(9,926)	5,781	—	8,740	(119,470)	—	(104,949)
American Century Small-Mid Cap Value
Class ADV
12/31/2025	269,881	—	929,215	(1,350,445)	—	(151,349)	2,702,384	—	8,781,078	(13,520,710)	—	(2,037,248)
12/31/2024	394,116	—	477,908	(1,420,161)	—	(548,137)	4,026,711	—	4,793,420	(14,645,165)	—	(5,825,034)
Class I
12/31/2025	574,218	—	900,150	(1,807,055)	—	(332,687)	6,449,299	—	9,640,605	(20,566,793)	—	(4,476,889)
12/31/2024	800,039	—	481,568	(2,686,136)	—	(1,404,529)	9,157,496	—	5,412,824	(30,596,778)	—	(16,026,458)
Class S
12/31/2025	95,484	—	631,860	(1,311,582)	—	(584,238)	1,051,610	—	6,590,301	(14,447,739)	—	(6,805,828)
12/31/2024	101,620	—	331,455	(1,197,349)	—	(764,274)	1,145,311	—	3,636,062	(13,293,023)	—	(8,511,650)
Class S2
12/31/2025	18,608	—	16,082	(40,135)	—	(5,445)	186,410	—	152,139	(405,428)	—	(66,879)
12/31/2024	22,995	—	8,511	(33,906)	—	(2,400)	235,783	—	85,450	(350,411)	—	(29,178)
Baron Growth
Class ADV
12/31/2025	144,755	—	1,397,253	(987,737)	—	554,271	2,277,919	—	20,441,809	(16,403,519)	—	6,316,209
12/31/2024	125,051	—	282,841	(841,563)	—	(433,671)	2,514,691	—	5,481,457	(17,101,262)	—	(9,105,114)
Class I
12/31/2025	147,691	—	655,569	(2,094,838)	—	(1,291,578)	3,338,376	—	13,727,621	(49,446,910)	—	(32,380,913)
12/31/2024	140,871	—	183,360	(905,906)	—	(581,675)	3,757,139	—	4,712,343	(24,234,825)	—	(15,765,343)
Class R6
12/31/2025	73,713	—	214,401	(632,845)	—	(344,731)	1,736,266	—	4,500,281	(15,368,308)	—	(9,131,761)
12/31/2024	112,237	—	59,838	(373,875)	—	(201,800)	2,999,528	—	1,540,840	(10,028,220)	—	(5,487,852)
Class S
12/31/2025	30,397	—	1,964,712	(1,367,919)	—	627,190	626,500	—	35,129,054	(27,089,228)	—	8,666,326
12/31/2024	55,847	—	400,687	(1,634,395)	—	(1,177,861)	1,332,884	—	9,071,555	(38,263,843)	—	(27,859,404)

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 10 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Baron Growth (continued)
Class S2
12/31/2025	12,109	—	31,262	(15,365)	—	28,006	212,144	—	476,118	(254,962)	—	433,300
12/31/2024	9,147	—	5,584	(22,068)	—	(7,337)	191,246	—	111,688	(470,570)	—	(167,636)
Columbia Contrarian Core
Class ADV
12/31/2025	148,900	—	260,528	(476,646)	—	(67,218)	2,162,636	—	3,743,785	(6,906,433)	—	(1,000,012)
12/31/2024	561,180	—	69,166	(509,217)	—	121,129	7,495,614	—	913,679	(7,058,713)	—	1,350,580
Class I
12/31/2025	56,777	—	35,758	(122,677)	—	(30,142)	991,387	—	621,112	(2,176,993)	—	(564,494)
12/31/2024	71,304	—	11,285	(127,366)	—	(44,777)	1,137,292	—	177,282	(2,058,486)	—	(743,912)
Class S
12/31/2025	59,414	—	143,453	(325,582)	—	(122,715)	981,198	—	2,323,941	(5,350,585)	—	(2,045,446)
12/31/2024	115,935	—	40,666	(246,692)	—	(90,091)	1,728,207	—	599,006	(3,743,535)	—	(1,416,322)
Columbia Small Cap Value II
Class ADV
12/31/2025	102,881	—	456,423	(392,020)	—	167,284	1,438,967	—	5,340,146	(5,429,706)	—	1,349,407
12/31/2024	131,667	—	169,544	(344,268)	—	(43,057)	2,167,045	—	2,556,723	(5,525,060)	—	(801,292)
Class I
12/31/2025	152,761	—	319,162	(1,446,238)	—	(974,315)	2,367,606	—	4,027,820	(24,077,952)	—	(17,682,526)
12/31/2024	275,137	—	234,512	(1,234,586)	—	(724,937)	4,664,665	—	3,745,164	(21,237,336)	—	(12,827,507)
Class R6
12/31/2025	149,107	—	138,685	(193,737)	—	94,055	2,194,449	—	1,752,973	(2,908,246)	—	1,039,176
12/31/2024	103,329	—	56,059	(174,341)	—	(14,953)	1,780,131	—	896,943	(2,963,018)	—	(285,944)
Class S
12/31/2025	128,071	—	967,435	(3,931,667)	—	(2,836,161)	1,921,862	—	12,131,636	(55,598,097)	—	(41,544,599)
12/31/2024	176,156	—	422,175	(946,931)	—	(348,600)	2,977,701	—	6,708,363	(16,102,714)	—	(6,416,650)
Class S2
12/31/2025	9,198	—	35,990	(11,429)	—	33,759	130,256	—	420,722	(160,778)	—	390,200
12/31/2024	18,696	—	11,131	(27,703)	—	2,124	301,802	—	167,853	(457,781)	—	11,874
Invesco Comstock
Class ADV
12/31/2025	20,904	—	196,117	(267,495)	—	(50,474)	430,933	—	3,790,894	(5,501,899)	—	(1,280,072)
12/31/2024	25,397	—	164,520	(235,801)	—	(45,884)	538,708	—	3,247,125	(4,914,176)	—	(1,128,343)
Class I
12/31/2025	733,659	—	779,264	(1,568,404)	—	(55,481)	15,217,843	—	15,375,163	(32,314,016)	—	(1,721,010)
12/31/2024	785,898	—	597,521	(2,781,165)	—	(1,397,746)	16,825,362	—	11,999,703	(59,525,964)	—	(30,700,899)
Class S
12/31/2025	92,802	—	624,725	(530,497)	—	187,030	1,960,671	—	12,318,889	(11,057,691)	—	3,221,869
12/31/2024	81,904	—	487,124	(497,950)	—	71,078	1,750,538	—	9,781,006	(10,580,529)	—	951,015
Invesco Equity and Income
Class ADV
12/31/2025	66,627	—	402,543	(146,408)	—	322,762	2,341,952	—	12,348,687	(5,395,729)	—	9,294,910
12/31/2024	66,168	—	100,021	(164,189)	—	2,000	2,806,966	—	4,056,545	(6,911,548)	—	(48,037)
Class I
12/31/2025	131,684	—	3,651,954	(1,547,415)	—	2,236,223	5,045,859	—	117,039,393	(58,595,106)	—	63,490,146
12/31/2024	66,204	—	978,501	(1,606,305)	—	(561,600)	2,884,392	—	40,887,652	(69,749,521)	—	(25,977,477)
Class S
12/31/2025	50,774	—	185,375	(147,960)	—	88,189	1,953,601	—	5,825,070	(5,525,083)	—	2,253,588
12/31/2024	37,520	—	531,702	(7,764,875)	—	(7,195,653)	1,588,336	—	21,788,848	(323,130,694)	—	(299,753,510)
Class S2
12/31/2025	2,481	—	41,703	(10,992)	—	33,192	94,764	—	1,266,493	(408,585)	—	952,672
12/31/2024	9,773	—	429,002	(6,536,116)	—	(6,097,341)	417,703	—	17,167,665	(265,741,493)	—	(248,156,125)
JPMorgan Mid Cap Value
Class ADV
12/31/2025	141,725	—	838,293	(784,046)	—	195,972	2,064,007	—	11,130,766	(11,223,351)	—	1,971,422
12/31/2024	193,426	—	306,247	(817,259)	—	(317,586)	2,881,173	—	4,478,035	(12,433,886)	—	(5,074,678)
Class I
12/31/2025	247,607	—	535,031	(2,473,652)	—	(1,691,014)	3,875,873	—	7,628,491	(39,761,117)	—	(28,256,753)
12/31/2024	265,967	—	314,160	(2,038,587)	—	(1,458,460)	4,263,250	—	4,894,616	(32,561,222)	—	(23,403,356)
Class S
12/31/2025	113,676	—	1,237,939	(4,992,331)	—	(3,640,716)	1,686,043	—	17,173,129	(72,092,011)	—	(53,232,839)
12/31/2024	131,162	—	518,699	(1,752,714)	—	(1,102,853)	2,057,820	—	7,886,381	(27,474,998)	—	(17,530,797)

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 10 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
JPMorgan Mid Cap Value (continued)
Class S2
12/31/2025	5,412	—	7,210	(20,967)	—	(8,345)	80,394	—	95,611	(305,037)	—	(129,032)
12/31/2024	5,356	—	3,360	(7,842)	—	874	80,275	—	49,084	(122,421)	—	6,938
T. Rowe Price Diversified Mid Cap Growth
Class ADV
12/31/2025	1,673,407	—	1,767,544	(840,415)	—	2,600,536	14,206,225	—	14,281,752	(7,029,292)	—	21,458,685
12/31/2024	532,761	—	1,242,791	(1,206,827)	—	568,725	4,562,623	—	8,960,523	(10,128,706)	—	3,394,440
Class I
12/31/2025	907,920	—	8,528,376	(23,943,336)	—	(14,507,040)	10,606,683	—	96,967,635	(288,197,732)	—	(180,623,414)
12/31/2024	1,230,401	—	8,979,870	(11,093,408)	—	(883,137)	13,648,357	—	86,206,752	(122,692,255)	—	(22,837,146)
Class R6
12/31/2025	3,605,352	—	1,288,125	(7,908,828)	—	(3,015,351)	41,205,947	—	14,697,503	(90,373,222)	—	(34,469,772)
12/31/2024	4,369,945	—	1,406,912	(5,129,737)	—	647,120	49,213,741	—	13,548,558	(57,924,967)	—	4,837,332
Class S
12/31/2025	128,482	—	397,726	(1,169,061)	—	(642,853)	1,346,926	—	3,989,195	(12,110,784)	—	(6,774,663)
12/31/2024	214,411	—	377,307	(755,704)	—	(163,986)	2,146,703	—	3,256,156	(7,557,915)	—	(2,155,056)
Class S2
12/31/2025	34,072	—	61,177	(58,523)	—	36,726	286,971	—	507,771	(494,916)	—	299,826
12/31/2024	38,065	—	50,676	(60,208)	—	28,533	335,680	—	373,484	(529,101)	—	180,063

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following is a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2025:

Global Bond
	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BMO Capital Markets Corp	$3,791	$(3,791)	$—
BNP Paribas	97,009	(97,009)	—
BNP Paribas Prime Brokerage Intl Ltd	16,234	(16,234)	—

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 11 — SECURITIES LENDING (continued)

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Deutsche Bank Securities Inc.	$20,680	$(20,680)	$—
Goldman, Sachs & Co. LLC	2,149	(2,149)	—
JP Morgan Securities Plc.	2,024	(2,024)	—
MUFG Securities Americas Inc.	23,167	(23,167)	—
Nomura Securities International, Inc.	10,526	(10,526)	—
TD Securities (USA) Inc.	30,809	(30,809)	—
Total	$206,389	$(206,389)	$—

(1)	Cash collateral with a fair value of $219,327 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Global Insights
	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
UBS Securities LLC	$7,727,200	$(7,727,200)	$—
Total	$7,727,200	$(7,727,200)	$—

(1)	Cash collateral with a fair value of $7,887,592 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

International High Dividend Low Volatility
	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Citigroup Global Markets Limited	$7,066,104	$(7,066,104)	$—
Jefferies LLC	1,922,312	(1,922,312)	—
JP Morgan Securities Plc.	135,261	(135,261)	—
Morgan Stanley & Co. International PLC	1,492,837	(1,492,837)	—
Total	$10,616,514	$(10,616,514)	$—

(1)	Cash collateral with a fair value of $12,327,538 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

American Century Small-Mid Cap Value
	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Bank PLC	$47,825	$(47,825)	$—
Barclays Capital Inc.	106,032	(106,032)	—
BofA Securities Inc	394,339	(394,339)	—
Citigroup Global Markets Inc.	2,296	(2,296)	—
HSBC Bank PLC	155,825	(155,825)	—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
J.P. Morgan Securities LLC	$774,134	$(774,134)	$—
Morgan Stanley & Co. LLC	549,561	(549,561)	—
SG Americas Securities, LLC	64,890	(64,890)	—
UBS Securities LLC	210,478	(210,478)	—
Total	$2,305,380	$(2,305,380)	$—

(1)	Cash collateral with a fair value of $2,375,574 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Equity and Income
	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Inc.	$247,250	$(247,250)	$—
BMO Capital Markets Corp	95,925	(95,925)	—
BNP Paribas	213,344	(213,344)	—
Canadian Imperial Bank of Commerce	129,457	(129,457)	—
HSBC Securities (USA) Inc.	218,211	(218,211)	—
J.P. Morgan Securities LLC	449,884	(449,884)	—
Morgan Stanley & Co. LLC	318,641	(318,641)	—
MUFG Securities Americas Inc.	66,482	(66,482)	—
Nomura Securities International, Inc.	286,418	(286,418)	—
UBS Securities LLC	2,127,556	(2,127,556)	—
Wells Fargo Securities LLC	392,030	(392,030)	—
Total	$4,545,198	$(4,545,198)	$—

(1)	Cash collateral with a fair value of $4,671,385 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Mid Cap Value
	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Janney Montgomery Scott LLC	$19,959	$(19,959)	$—
Total	$19,959	$(19,959)	$—

(1)	Cash collateral with a fair value of $22,921 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 11 — SECURITIES LENDING (continued)

T. Rowe Price Diversified Mid Cap Growth
	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BMO Capital Markets Corp	$30,549	$(30,549)	$—
BNP Paribas Prime Brokerage Intl Ltd	2,517,090	(2,517,090)	—
Citadel Securities LLC	365,617	(365,617)	—
Citigroup Global Markets Inc.	63,657	(63,657)	—
Deutsche Bank Securities Inc.	143,401	(143,401)	—
HSBC Bank PLC	3,013,869	(3,013,869)	—
Mirae Asset Securities (USA) Inc.	5,439	(5,439)	—
Morgan Stanley & Co. LLC	1,181,111	(1,181,111)	—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
National Financial Services LLC	$1,580,503	$(1,580,503)	$—
Nomura Securities International, Inc.	68,361	(68,361)	—
State Street Bank and Trust Company	330,462	(330,462)	—
TD Securities (USA) Inc.	389,310	(389,310)	—
UBS AG	689,162	(689,162)	—
Wells Fargo Bank NA	434,288	(434,288)	—
Wells Fargo Securities LLC	3,415	(3,415)	—
Total	$10,816,234	$(10,816,234)	$—

(1)	Cash collateral with a fair value of $11,089,376 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), in-kind sales, net operating losses, paydowns, spin-offs, straddle loss deferrals and wash sale deferrals and distributions in connection with redemption of fund shares (equalization). Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

The following permanent tax differences have been reclassified as of December 31, 2025:

	Paid-in	Distributable
	Capital	Earnings
American Century Small-Mid Cap Value	$(7,764)	$7,764
Baron Growth(1)	25,434,603	(25,434,603)
Invesco Equity and Income	6,763	(6,763)
JPMorgan Mid Cap Value(2)	13,508,092	(13,508,092)

(1)	Amount relates to net operating loss and equalization.

(2)	Amount relates to in-kind sales.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Ordinary	Long-term	Ordinary	Long-term	Return of
	Income	Capital Gains	Income	Capital Gains	Capital
Global Bond	$3,898,827	$—	$253,650	$—	$4,241,819
Global Insights	32,724,139	54,834,785	1,611,455	655,294,389	—
International High Dividend Low Volatility	12,365,736	5,770,957	13,986,902	—	—
American Century Small-Mid Cap Value	10,605,455	14,558,668	6,577,473	7,350,283	—
Baron Growth	895,383	73,379,500	—	20,917,883	—
Columbia Contrarian Core	320,054	6,368,784	181,628	1,508,339	—
Columbia Small Cap Value II	4,585,004	19,088,293	2,432,671	11,642,375	—
Invesco Comstock	3,805,115	27,679,831	4,467,569	20,560,265	—
Invesco Equity and Income	15,702,893	120,776,750	17,692,684	66,208,026	—
JPMorgan Mid Cap Value	1,605,574	34,422,423	2,450,509	14,857,607	—
T. Rowe Price Diversified Mid Cap Growth	13,924,152	116,519,704	—	112,345,473	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025, were:

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Global Bond	$3,032,772	$—	$(4,459,710)	$(3,135,685)	Short-term	$—	$(23,378,789)
				(18,816,166)	Long-term
				(21,951,851)
Global Insights	70,472,234	94,371,013	186,552,300	—	—	(1,328,359)	350,067,188
International High Dividend
Low Volatility	27,264,419	20,079,188	73,775,561	—	—	—	121,119,168
American Century Small-Mid Cap Value	8,632,004	12,051,643	(1,517,913)	—	—	—	19,165,734
Baron Growth	—	82,169,014	201,802,170	—	—	—	283,971,184
Columbia Contrarian Core	27,731	8,366,840	23,478,761	—	—	—	31,873,332
Columbia Small Cap Value II	2,889,710	14,519,450	6,861,752	—	—	—	24,270,912
Invesco Comstock	950,492	23,033,764	49,280,264	—	—	—	73,264,520
Invesco Equity and Income	757,235	27,805,955	66,339,490	—	—	—	94,902,680
JPMorgan Mid Cap Value	690,779	49,586,288	26,746,979	—	—	—	77,024,046
T. Rowe Price Diversified Mid Cap Growth	57,543,166	198,249,077	119,426,335	—	—	—	375,218,578

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of December 31, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment

Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolios’ performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to December 31, 2025, the following Portfolio paid dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Global Bond
Class ADV	$0.0247	January 30, 2026	Daily
Class I	$0.0288	January 30, 2026	Daily
Class S	$0.0270	January 30, 2026	Daily

Reorganization: On November 13, 2025, the Board approved a proposal to reorganize Baron Growth (the “Merging Portfolio”) with and into Voya MidCap Opportunities Fund, a series of Voya Equity Trust (the “Reorganization”), which is not included in this report. The proposed Reorganization is scheduled to be voted on by the shareholders of the Merging Portfolio at a shareholder meeting held on or about July 2, 2026. If shareholder approval is obtained, the Reorganization will take place on or about close of business July 17, 2026.

Fund Conversion: On November 13, 2025, the Board approved changes to the structure of Global Insights (the “Conversion”). Following the Conversion, Global Insights will be offered directly to the public, the eligibility to invest in Global Insights will be revised, the Portfolio's name will become "Voya Global Insights Fund", and Class ADV, Class S and Class S2 will be renamed to Class R, Class R3 and Class A, respectively. It is expected that these changes will take effect on or about July 17, 2026.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 17.6%
	Australia: 0.2%
27,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	$28,027	0.1
24,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	25,013	0.0
8,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	8,321	0.0
37,000 (1)	CSL Finance PLC, 4.050%, 04/27/2029	36,915	0.1
23,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	23,763	0.0
24,000	Woodside Finance Ltd., 5.400%, 05/19/2030	24,650	0.0
23,000	Woodside Finance Ltd., 5.700%, 05/19/2032	23,944	0.0
21,000	Woodside Finance Ltd., 6.000%, 05/19/2035	21,882	0.0
		192,515	0.2

	Belgium: 0.0%
16,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	15,249	0.0

	Canada: 0.7%
20,000 (2)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	20,099	0.0
52,000 (2)	Bank of Montreal, 4.640%, 09/10/2030	52,689	0.1
27,000 (2)	Bank of Nova Scotia, 4.740%, 11/10/2032	27,338	0.0
33,000	Brookfield Asset Management Ltd., 5.298%, 01/15/2036	32,987	0.1
50,000	Canadian National Railway Co., 4.200%, 03/12/2031	49,920	0.1
29,000	Canadian National Railway Co., 4.750%, 11/12/2035	29,037	0.0
24,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	24,442	0.0
17,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	16,251	0.0
31,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	31,630	0.0
54,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	54,943	0.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Canada: (continued)
177,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	$175,583	0.2
1,000	Nutrien Ltd., 5.875%, 12/01/2036	1,050	0.0
32,000 (2)	Royal Bank of Canada, 4.650%, 10/18/2030	32,464	0.1
20,000 (2)	Royal Bank of Canada, 4.696%, 08/06/2031	20,266	0.0
16,000 (2)	Royal Bank of Canada, 4.969%, 08/02/2030	16,402	0.0
17,000 (2)	Royal Bank of Canada, 5.153%, 02/04/2031	17,510	0.0
29,000	Royal Bank of Canada, 5.200%, 08/01/2028	29,904	0.0
23,000	Toronto-Dominion Bank, 5.298%, 01/30/2032	24,045	0.0
29,000 (3)	Toronto-Dominion Bank, 5.523%, 07/17/2028	30,074	0.0
26,000 (2)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	26,819	0.0
		713,453	0.7

	Germany: 0.0%
11,000 (1)	BMW US Capital LLC, 5.050%, 03/21/2030	11,295	0.0

	Japan: 1.1%
44,000	Honda Motor Co. Ltd., 4.688%, 07/08/2030	44,569	0.1
24,000	Honda Motor Co. Ltd., 5.337%, 07/08/2035	24,532	0.0
1,000,000 (2)	Sumitomo Mitsui Banking Corp./ New York, 3.940%, (SOFRRATE + 0.230%), 01/30/2026	1,000,099	1.0
41,000	Toyota Motor Corp., 4.450%, 06/30/2030	41,559	0.0
		1,110,759	1.1

	Norway: 0.1%
39,000	Equinor ASA, 4.500%, 09/03/2030	39,583	0.0
60,000	Equinor ASA, 4.750%, 11/14/2035	59,720	0.1
		99,303	0.1

	United Kingdom: 0.2%
43,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	44,519	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United Kingdom: (continued)
11,000	BAT Capital Corp., 4.390%, 08/15/2037	$10,140	0.0
10,000	BAT Capital Corp., 5.834%, 02/20/2031	10,620	0.0
12,000	National Grid PLC, 5.418%, 01/11/2034	12,430	0.0
200,000 (1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	197,345	0.2
		275,054	0.2

	United States: 15.3%
15,000	3M Co., 5.150%, 03/15/2035	15,358	0.0
14,000	AbbVie, Inc., 4.050%, 11/21/2039	12,510	0.0
17,000	AbbVie, Inc., 4.650%, 03/15/2028	17,297	0.0
43,000	AbbVie, Inc., 4.950%, 03/15/2031	44,477	0.1
9,000	AbbVie, Inc., 5.050%, 03/15/2034	9,252	0.0
56,000	Accenture Capital, Inc., 4.250%, 10/04/2031	56,066	0.1
32,000	Adobe, Inc., 4.950%, 01/17/2030	33,166	0.0
9,000	Adobe, Inc., 4.950%, 04/04/2034	9,305	0.0
45,000	AEP Texas, Inc., 5.450%, 05/15/2029	46,604	0.1
6,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	6,131	0.0
33,000	AES Corp., 5.450%, 06/01/2028	33,777	0.0
27,000	AES Corp., 5.800%, 03/15/2032	27,705	0.0
25,000	AGCO Corp., 5.450%, 03/21/2027	25,351	0.0
24,000	Air Lease Corp., 5.200%, 07/15/2031	24,402	0.0
5,000	Alabama Power Co., 5.850%, 11/15/2033	5,375	0.0
22,000	Alphabet, Inc., 4.500%, 05/15/2035	21,894	0.0
30,000	Alphabet, Inc., 4.700%, 11/15/2035	30,019	0.0
30,000	Alphabet, Inc., 5.450%, 11/15/2055	29,450	0.0
19,000	Alphabet, Inc., 5.700%, 11/15/2075	18,717	0.0
27,000	Altria Group, Inc., 6.200%, 11/01/2028	28,547	0.0
23,000	Amazon.com, Inc., 4.350%, 03/20/2033	22,932	0.0
46,000	Amazon.com, Inc., 4.650%, 11/20/2035	45,832	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
49,000	Amazon.com, Inc., 5.450%, 11/20/2055	$47,860	0.1
44,000	Amazon.com, Inc., 5.550%, 11/20/2065	42,714	0.1
14,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	14,477	0.0
23,000	Ameren Corp., 1.750%, 03/15/2028	21,886	0.0
19,000	Ameren Corp., 5.000%, 01/15/2029	19,431	0.0
104,891	American Airlines Pass Through Trust 2021-1, A, 2.875%, 01/11/2036	96,078	0.1
6,000	American Electric Power Co., Inc., 5.625%, 03/01/2033	6,306	0.0
20,000 (2)	American Express Co., 5.085%, 01/30/2031	20,625	0.0
30,000 (2)	American Express Co., 5.098%, 02/16/2028	30,357	0.0
15,000 (2)	American Express Co., 5.532%, 04/25/2030	15,651	0.0
7,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	6,620	0.0
19,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	19,675	0.0
43,000	American Honda Finance Corp., 4.700%, 01/12/2028	43,624	0.1
28,000	American Honda Finance Corp., 4.850%, 10/23/2031	28,531	0.0
20,000	American Honda Finance Corp., 5.650%, 11/15/2028	20,885	0.0
36,000	American International Group, Inc., 3.400%, 06/30/2030	34,753	0.1
205,000	American Tower Corp., 2.750%, 01/15/2027	202,379	0.2
29,000	American Tower Corp., 3.650%, 03/15/2027	28,888	0.0
19,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	17,133	0.0
22,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	23,068	0.0
13,000	Aon North America, Inc., 5.125%, 03/01/2027	13,166	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
37,000	Aon North America, Inc., 5.150%, 03/01/2029	$38,077	0.1
38,000	AppLovin Corp., 5.125%, 12/01/2029	38,991	0.1
27,000	AppLovin Corp., 5.375%, 12/01/2031	28,036	0.0
36,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	36,873	0.1
51,000	Assurant, Inc., 5.550%, 02/15/2036	51,961	0.1
20,000	AT&T, Inc., 4.550%, 11/01/2032	19,877	0.0
40,000	AT&T, Inc., 4.900%, 11/01/2035	39,522	0.1
20,000	AT&T, Inc., 6.050%, 08/15/2056	20,193	0.0
46,000 (1)	Athene Global Funding, 5.322%, 11/13/2031	46,689	0.1
89,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	89,186	0.1
25,000	Automatic Data Processing, Inc., 4.750%, 05/08/2032	25,617	0.0
13,000	AutoZone, Inc., 6.250%, 11/01/2028	13,742	0.0
153,000 (2)	Bank of America Corp., 1.734%, 07/22/2027	151,069	0.2
43,000 (2)	Bank of America Corp., 2.087%, 06/14/2029	41,032	0.1
95,000 (2)	Bank of America Corp., 2.299%, 07/21/2032	84,977	0.1
32,000 (2)	Bank of America Corp., 2.572%, 10/20/2032	28,869	0.0
55,000 (2)	Bank of America Corp., 2.592%, 04/29/2031	51,268	0.1
99,000 (2)	Bank of America Corp., 2.687%, 04/22/2032	90,873	0.1
40,000 (2)	Bank of America Corp., 2.884%, 10/22/2030	38,079	0.1
71,000 (2)	Bank of America Corp., 2.972%, 02/04/2033	64,954	0.1
25,000 (2)	Bank of America Corp., 3.194%, 07/23/2030	24,154	0.0
49,000 (2)	Bank of America Corp., 3.419%, 12/20/2028	48,399	0.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
40,000 (2)	Bank of America Corp., 3.593%, 07/21/2028	$39,738	0.1
10,000 (2)	Bank of America Corp., 3.970%, 03/05/2029	9,986	0.0
11,000 (2)	Bank of America Corp., 5.511%, 01/24/2036	11,475	0.0
25,000 (2)	Bank of America Corp., 5.518%, 10/25/2035	25,617	0.0
27,000 (2)	Bank of America Corp., 5.744%, 02/12/2036	28,145	0.0
22,000 (2)	Bank of America Corp., 5.872%, 09/15/2034	23,486	0.0
13,000 (2)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	13,474	0.0
42,000	Becton Dickinson & Co., 4.693%, 02/13/2028	42,569	0.1
230,000	Berry Global, Inc., 1.650%, 01/15/2027	224,024	0.2
80,000	Black Hills Corp., 4.550%, 01/31/2031	80,053	0.1
6,000	Black Hills Corp., 6.000%, 01/15/2035	6,406	0.0
26,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	22,418	0.0
4,000	Boeing Co., 5.930%, 05/01/2060	3,927	0.0
56,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	54,992	0.1
6,000	BorgWarner, Inc., 5.400%, 08/15/2034	6,189	0.0
15,000 (1)	Boston Gas Co., 5.843%, 01/10/2035	15,855	0.0
5,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	5,088	0.0
2,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	2,041	0.0
22,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	22,704	0.0
20,000 (2)	BP Capital Markets PLC, 6.125%, 12/31/2199	20,636	0.0
18,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	18,749	0.0
31,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	26,303	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
14,000	Broadcom, Inc., 4.800%, 10/15/2034	$14,032	0.0
28,000	Broadcom, Inc., 4.900%, 07/15/2032	28,601	0.0
31,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	30,610	0.0
17,000	Broadcom, Inc., 5.050%, 04/15/2030	17,545	0.0
8,000	Broadcom, Inc., 5.200%, 04/15/2032	8,308	0.0
28,000	Brown & Brown, Inc., 4.900%, 06/23/2030	28,407	0.0
10,000	Bunge Ltd. Finance Corp., 4.200%, 09/17/2029	10,022	0.0
28,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	28,150	0.0
33,000	Camden Property Trust, 5.850%, 11/03/2026	33,473	0.0
34,000	Campbell Soup Co., 5.200%, 03/21/2029	34,841	0.1
36,000	Cardinal Health, Inc., 4.700%, 11/15/2026	36,240	0.1
2,000	Cardinal Health, Inc., 5.450%, 02/15/2034	2,083	0.0
16,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	14,092	0.0
16,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	14,707	0.0
23,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	20,399	0.0
11,000 (1)	Cargill, Inc., 5.125%, 02/11/2035	11,330	0.0
5,000	Carrier Global Corp., 2.722%, 02/15/2030	4,709	0.0
2,000	Carrier Global Corp., 5.900%, 03/15/2034	2,146	0.0
15,000	Caterpillar Financial Services Corp., 4.700%, 11/15/2029	15,396	0.0
21,000	Caterpillar, Inc., 5.200%, 05/15/2035	21,780	0.0
16,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	16,317	0.0
10,000	Cencora, Inc., 5.125%, 02/15/2034	10,261	0.0
6,000	Centene Corp., 2.450%, 07/15/2028	5,623	0.0
52,000	Centene Corp., 3.000%, 10/15/2030	46,562	0.1
14,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	14,504	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
23,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	$20,705	0.0
45,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	46,986	0.1
10,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	10,521	0.0
19,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	19,046	0.0
38,000	Chubb INA Holdings LLC, 4.900%, 08/15/2035	38,181	0.1
135,000	Cigna Group, 2.375%, 03/15/2031	122,251	0.1
50,000	Cigna Group, 5.250%, 01/15/2036	50,935	0.1
6,000	Cigna Group, 5.400%, 03/15/2033	6,260	0.0
29,000	Cisco Systems, Inc., 4.950%, 02/26/2031	30,088	0.0
38,000	Cisco Systems, Inc., 4.950%, 02/24/2032	39,237	0.1
10,000	Cisco Systems, Inc., 5.050%, 02/26/2034	10,294	0.0
10,000	Cisco Systems, Inc., 5.100%, 02/24/2035	10,280	0.0
265,000 (1)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	260,737	0.3
45,000	CME Group, Inc., 4.400%, 03/15/2030	45,669	0.1
40,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	40,889	0.1
47,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	48,539	0.1
45,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	46,025	0.1
30,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	31,051	0.0
17,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	17,325	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
57,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	$59,304	0.1
12,000 (3)	Comcast Corp., 1.500%, 02/15/2031	10,437	0.0
12,000	Comcast Corp., 1.950%, 01/15/2031	10,702	0.0
27,000	Comcast Corp., 4.250%, 01/15/2033	26,414	0.0
6,000	Comcast Corp., 5.300%, 06/01/2034	6,186	0.0
20,000 (3)	Comcast Corp., 5.300%, 05/15/2035	20,459	0.0
34,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	33,802	0.0
11,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	10,446	0.0
16,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	16,987	0.0
20,000	Crown Castle, Inc., 2.900%, 03/15/2027	19,723	0.0
34,000	Crown Castle, Inc., 3.300%, 07/01/2030	32,272	0.0
12,000	Crown Castle, Inc., 4.800%, 09/01/2028	12,189	0.0
36,000	Crown Castle, Inc., 4.900%, 09/01/2029	36,613	0.1
21,000	Crown Castle, Inc., 5.600%, 06/01/2029	21,821	0.0
8,000	Crown Castle, Inc., 5.800%, 03/01/2034	8,391	0.0
3,000	CVS Health Corp., 4.780%, 03/25/2038	2,833	0.0
10,000	CVS Health Corp., 5.125%, 02/21/2030	10,277	0.0
35,000	CVS Health Corp., 5.450%, 09/15/2035	35,840	0.1
38,000	Deere & Co., 3.100%, 04/15/2030	36,632	0.1
24,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	24,107	0.0
28,000	Delta Air Lines, Inc., 5.250%, 07/10/2030	28,786	0.0
16,000 (3)	Devon Energy Corp., 5.200%, 09/15/2034	15,936	0.0
19,000	Dollar General Corp., 3.500%, 04/03/2030	18,396	0.0
15,000	DTE Energy Co., 4.950%, 07/01/2027	15,204	0.0
27,000	DTE Energy Co., 5.200%, 04/01/2030	27,871	0.0
19,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	17,198	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
4,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	$4,321	0.0
3,000	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	3,114	0.0
20,000	Elevance Health, Inc., 4.600%, 09/15/2032	19,997	0.0
24,000	Elevance Health, Inc., 4.950%, 11/01/2031	24,573	0.0
11,000	Elevance Health, Inc., 5.200%, 02/15/2035	11,245	0.0
6,000	Eli Lilly & Co., 4.700%, 02/09/2034	6,085	0.0
34,000	Energy Transfer L.P., 3.750%, 05/15/2030	33,101	0.0
19,000	Energy Transfer L.P., 5.200%, 04/01/2030	19,584	0.0
9,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	9,165	0.0
8,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	8,096	0.0
40,000	EOG Resources, Inc., 5.000%, 07/15/2032	40,990	0.1
34,000	Equifax, Inc., 3.100%, 05/15/2030	32,218	0.0
39,000 (1)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	39,911	0.1
132,000	Essential Utilities, Inc., 2.704%, 04/15/2030	124,032	0.1
5,000	Essential Utilities, Inc., 5.375%, 01/15/2034	5,176	0.0
8,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	8,159	0.0
3,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	3,223	0.0
34,000	Eversource Energy, 2.550%, 03/15/2031	30,792	0.0
51,000	Eversource Energy, 2.900%, 03/01/2027	50,319	0.1
6,000	Eversource Energy, 5.125%, 05/15/2033	6,063	0.0
30,000	Eversource Energy, 5.450%, 03/01/2028	30,763	0.0
6,000	Eversource Energy, 5.500%, 01/01/2034	6,171	0.0
28,000	Eversource Energy, 5.950%, 02/01/2029	29,282	0.0
48,000	Eversource Energy U, 1.400%, 08/15/2026	47,195	0.1
49,000	Exelon Corp., 5.150%, 03/15/2028	50,082	0.1
19,000	Exelon Corp., 5.150%, 03/15/2029	19,542	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
23,000	Extra Space Storage L.P., 2.350%, 03/15/2032	$20,145	0.0
35,000	Extra Space Storage L.P., 3.900%, 04/01/2029	34,637	0.1
8,000	Extra Space Storage L.P., 5.350%, 01/15/2035	8,202	0.0
11,000	Exxon Mobil Corp., 2.995%, 08/16/2039	8,824	0.0
40,000	First Industrial L.P., 5.250%, 01/15/2031	40,847	0.1
45,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	44,847	0.1
32,000	Fiserv, Inc., 5.150%, 03/15/2027	32,349	0.0
6,000	Fiserv, Inc., 5.150%, 08/12/2034	5,956	0.0
20,000	Flex Ltd., 5.250%, 01/15/2032	20,436	0.0
17,000	Florida Power & Light Co., 4.625%, 05/15/2030	17,358	0.0
17,000	Florida Power & Light Co., 5.300%, 06/15/2034	17,817	0.0
34,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	32,697	0.0
7,000	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	6,713	0.0
19,000	GATX Corp., 4.000%, 06/30/2030	18,751	0.0
73,000	General Mills, Inc., 2.875%, 04/15/2030	69,117	0.1
38,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	34,189	0.0
36,000 (3)	General Motors Financial Co., Inc., 4.900%, 10/06/2029	36,581	0.1
202,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	202,163	0.2
70,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	72,618	0.1
38,000	General Motors Financial Co., Inc., 5.900%, 01/07/2035	39,642	0.1
5,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	5,303	0.0
22,000	General Motors Financial Co., Inc., 6.150%, 07/15/2035	23,193	0.0
18,000	Georgia Power Co., 4.650%, 05/16/2028	18,297	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
21,000	GlaxoSmithKline Capital, Inc., 4.875%, 04/15/2035	$21,223	0.0
50,000	GLP Capital L.P. / GLP Financing II, Inc., 5.250%, 02/15/2033	50,222	0.1
30,000 (2)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	30,076	0.0
15,000 (2)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	15,373	0.0
10,000 (2)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	10,278	0.0
11,000 (2)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	11,423	0.0
20,000 (2)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	20,899	0.0
22,000	HCA, Inc., 2.375%, 07/15/2031	19,750	0.0
40,000	HCA, Inc., 3.500%, 09/01/2030	38,481	0.1
95,000	HCA, Inc., 4.125%, 06/15/2029	94,709	0.1
19,000	HCA, Inc., 4.500%, 02/15/2027	19,044	0.0
24,000	HCA, Inc., 5.450%, 04/01/2031	25,054	0.0
45,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	46,140	0.1
49,000	HEICO Corp., 5.250%, 08/01/2028	50,385	0.1
49,000	Hershey Co., 4.950%, 02/24/2032	50,816	0.1
48,000	Hess Corp., 4.300%, 04/01/2027	48,221	0.1
36,000	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	36,376	0.1
21,000	Honeywell International, Inc., 4.750%, 02/01/2032	21,431	0.0
7,000	Honeywell International, Inc., 5.000%, 03/01/2035	7,133	0.0
26,000	Horace Mann Educators Corp., 4.700%, 10/01/2030	25,830	0.0
12,000	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	12,153	0.0
18,000	HP, Inc., 2.650%, 06/17/2031	16,256	0.0
25,000	Humana, Inc., 5.375%, 04/15/2031	25,856	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
33,000 (2)	Huntington Bancshares, Inc., 6.141%, 11/18/2039	$34,489	0.1
34,000 (3)	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	33,697	0.0
12,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	12,356	0.0
23,000 (1)	Hyundai Capital America, 5.150%, 03/27/2030	23,582	0.0
32,000 (1)	Hyundai Capital America, 5.400%, 03/29/2032	33,064	0.0
35,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	36,138	0.1
90,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	94,187	0.1
32,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	33,911	0.0
100,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	101,857	0.1
10,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	10,340	0.0
16,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	16,544	0.0
2,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	2,083	0.0
47,000	Intel Corp., 2.450%, 11/15/2029	43,879	0.1
23,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	21,082	0.0
10,000	Intuit, Inc., 5.200%, 09/15/2033	10,458	0.0
38,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	33,254	0.0
7,000	Invitation Homes Operating Partnership L.P., 5.500%, 08/15/2033	7,268	0.0
28,000	John Deere Capital Corp., 4.400%, 09/08/2031	28,284	0.0
65,000	John Deere Capital Corp., 4.700%, 06/10/2030	66,651	0.1
24,000	John Deere Capital Corp., 4.850%, 06/11/2029	24,697	0.0
47,000	John Deere Capital Corp., 4.900%, 03/07/2031	48,543	0.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
21,000	Johnson & Johnson, 3.625%, 03/03/2037	$19,096	0.0
15,000	Johnson & Johnson, 4.700%, 03/01/2030	15,462	0.0
6,000	Johnson & Johnson, 4.950%, 06/01/2034	6,303	0.0
135,000 (2)	JPMorgan Chase & Co., 1.470%, 09/22/2027	132,565	0.1
99,000 (2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	98,267	0.1
6,000 (2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	5,353	0.0
57,000 (2)	JPMorgan Chase & Co., 2.069%, 06/01/2029	54,475	0.1
7,000 (2)	JPMorgan Chase & Co., 2.739%, 10/15/2030	6,643	0.0
78,000 (2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	77,078	0.1
565,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	561,444	0.6
53,000 (2)	JPMorgan Chase & Co., 4.452%, 12/05/2029	53,557	0.1
30,000 (2)	JPMorgan Chase & Co., 4.603%, 10/22/2030	30,428	0.0
124,000 (2)	JPMorgan Chase & Co., 4.810%, 10/22/2036	123,175	0.1
20,000 (2)	JPMorgan Chase & Co., 4.995%, 07/22/2030	20,536	0.0
5,000 (2)	JPMorgan Chase & Co., 5.140%, 01/24/2031	5,169	0.0
42,000 (2)	JPMorgan Chase & Co., 5.571%, 04/22/2028	42,847	0.1
22,000 (2)(3)	JPMorgan Chase & Co., 5.572%, 04/22/2036	23,090	0.0
6,000 (2)	JPMorgan Chase & Co., 5.576%, 07/23/2036	6,209	0.0
42,000 (2)	JPMorgan Chase & Co., 5.581%, 04/22/2030	43,829	0.1
8,000 (2)	JPMorgan Chase & Co., 5.766%, 04/22/2035	8,530	0.0
4,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	4,204	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
14,000	Kenvue, Inc., 4.850%, 05/22/2032	$14,340	0.0
14,000	Kenvue, Inc., 4.900%, 03/22/2033	14,291	0.0
21,000	Kenvue, Inc., 5.050%, 03/22/2028	21,459	0.0
18,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	18,359	0.0
5,000	KLA Corp., 4.700%, 02/01/2034	5,037	0.0
42,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	40,305	0.1
22,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	22,627	0.0
16,000	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	15,989	0.0
42,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	43,402	0.1
19,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	19,998	0.0
6,000	Lockheed Martin Corp., 5.250%, 01/15/2033	6,316	0.0
4,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	4,191	0.0
40,000	Lowe's Cos., Inc., 4.500%, 10/15/2032	39,796	0.1
30,000	LPL Holdings, Inc., 5.150%, 06/15/2030	30,610	0.0
28,000	LPL Holdings, Inc., 5.200%, 03/15/2030	28,667	0.0
30,000	LPL Holdings, Inc., 5.700%, 05/20/2027	30,594	0.0
153,000 (2)	M&T Bank Corp., 5.400%, 07/30/2035	154,544	0.2
23,000	Marathon Petroleum Corp., 5.700%, 03/01/2035	23,681	0.0
40,000	Marriott International, Inc., 4.500%, 10/15/2031	40,105	0.1
24,000	Marriott International, Inc., 4.800%, 03/15/2030	24,519	0.0
35,000	Marriott International, Inc., 5.250%, 10/15/2035	35,486	0.1
10,000	Marriott International, Inc., 5.350%, 03/15/2035	10,295	0.0
18,000 (1)	Mars, Inc., 5.000%, 03/01/2032	18,560	0.0
26,000 (1)	Mars, Inc., 5.200%, 03/01/2035	26,733	0.0
23,000	Marvell Technology, Inc., 5.750%, 02/15/2029	23,992	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
19,000	McKesson Corp., 4.250%, 09/15/2029	$19,132	0.0
21,000	McKesson Corp., 4.950%, 05/30/2032	21,598	0.0
17,000	McKesson Corp., 5.250%, 05/30/2035	17,583	0.0
6,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	6,015	0.0
40,000	Merck & Co., Inc., 4.450%, 12/04/2032	40,068	0.1
2,000	Merck & Co., Inc., 4.500%, 05/17/2033	2,018	0.0
30,000	Meta Platforms, Inc., 4.200%, 11/15/2030	30,071	0.0
25,000	Meta Platforms, Inc., 4.600%, 11/15/2032	25,208	0.0
34,000	Meta Platforms, Inc., 4.750%, 08/15/2034	34,295	0.0
30,000	Meta Platforms, Inc., 4.875%, 11/15/2035	29,971	0.0
40,000	Meta Platforms, Inc., 5.500%, 11/15/2045	38,865	0.1
25,000	Meta Platforms, Inc., 5.625%, 11/15/2055	24,013	0.0
25,000	Meta Platforms, Inc., 5.750%, 11/15/2065	23,867	0.0
27,000	Micron Technology, Inc., 5.800%, 01/15/2035	28,468	0.0
95,000	Micron Technology, Inc., 6.050%, 11/01/2035	101,411	0.1
11,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	11,500	0.0
6,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	6,242	0.0
9,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	9,518	0.0
30,000 (2)	Morgan Stanley, 1.512%, 07/20/2027	29,578	0.0
434,000 (2)	Morgan Stanley, 1.593%, 05/04/2027	430,261	0.4
55,000 (2)	Morgan Stanley, 2.475%, 01/21/2028	54,117	0.1
14,000 (2)	Morgan Stanley, 2.484%, 09/16/2036	12,316	0.0
115,000	Morgan Stanley, 3.125%, 07/27/2026	114,500	0.1
21,000 (2)	Morgan Stanley, 3.591%, 07/22/2028	20,862	0.0
15,000 (2)	Morgan Stanley, 5.042%, 07/19/2030	15,384	0.0
27,000 (2)	Morgan Stanley, 5.164%, 04/20/2029	27,617	0.0
15,000 (2)	Morgan Stanley, 5.173%, 01/16/2030	15,408	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
39,000 (2)	Morgan Stanley, 5.664%, 04/17/2036	$40,962	0.1
26,000 (2)	Morgan Stanley, 6.296%, 10/18/2028	27,020	0.0
20,000 (2)	Morgan Stanley I, 4.133%, 10/18/2029	19,996	0.0
91,000 (2)	Morgan Stanley I, 4.892%, 10/22/2036	90,229	0.1
22,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	22,548	0.0
19,000	Motorola Solutions, Inc., 5.550%, 08/15/2035	19,757	0.0
23,000	MPLX L.P., 2.650%, 08/15/2030	21,318	0.0
20,000	MPLX L.P., 5.000%, 01/15/2033	20,114	0.0
5,000	MPLX L.P., 5.500%, 06/01/2034	5,103	0.0
25,000	MSCI, Inc., 5.150%, 03/15/2036	24,831	0.0
20,000	National Rural Utilities Cooperative Finance Corp., 1.650%, 06/15/2031	17,447	0.0
267,000	National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	266,896	0.3
11,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	10,777	0.0
15,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	15,297	0.0
16,000	NetApp, Inc., 5.500%, 03/17/2032	16,652	0.0
19,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	19,800	0.0
19,000 (2)	NextEra Energy Capital Holdings, Inc., 6.375%, 08/15/2055	19,625	0.0
16,000 (2)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	16,866	0.0
24,000	NiSource, Inc., 5.850%, 04/01/2055	23,943	0.0
26,000	NNN REIT, Inc., 4.600%, 02/15/2031	26,234	0.0
10,000	Norfolk Southern Corp., 2.550%, 11/01/2029	9,461	0.0
16,000	Norfolk Southern Corp., 5.050%, 08/01/2030	16,594	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
4,000	Norfolk Southern Corp., 5.550%, 03/15/2034	$4,222	0.0
80,000 (2)	Northern Trust Corp., 5.117%, 11/19/2040	79,921	0.1
48,000 (1)	NorthWestern Corp., 5.073%, 03/21/2030	49,276	0.1
16,000 (1)	Northwestern Mutual Life Insurance Co., 6.170%, 05/29/2055	16,996	0.0
4,000	NSTAR Electric Co., 5.400%, 06/01/2034	4,152	0.0
28,000	Nucor Corp., 5.100%, 06/01/2035	28,668	0.0
31,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	32,318	0.0
7,000 (3)	Occidental Petroleum Corp., 5.375%, 01/01/2032	7,172	0.0
32,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	33,843	0.0
9,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	9,181	0.0
10,000	OGE Energy Corp., 5.450%, 05/15/2029	10,371	0.0
23,000	Omega Healthcare Investors, Inc., 5.200%, 07/01/2030	23,415	0.0
15,000	ONE Gas, Inc., 5.100%, 04/01/2029	15,444	0.0
16,000	ONEOK, Inc., 6.250%, 10/15/2055	16,045	0.0
222,000	Oracle Corp., 2.800%, 04/01/2027	217,690	0.2
24,000	Oracle Corp., 2.950%, 04/01/2030	22,164	0.0
18,000	Oracle Corp., 3.800%, 11/15/2037	14,544	0.0
25,000	Oracle Corp., 5.200%, 09/26/2035	23,961	0.0
30,000	Oracle Corp., 5.875%, 09/26/2045	27,109	0.0
61,000	Oracle Corp., 5.950%, 09/26/2055	54,086	0.1
40,000	Oracle Corp., 6.100%, 09/26/2065	35,304	0.1
91,000	O'Reilly Automotive, Inc., 4.350%, 06/01/2028	91,838	0.1
13,000	Ovintiv, Inc., 5.650%, 05/15/2028	13,387	0.0
4,000	PECO Energy Co., 4.900%, 06/15/2033	4,089	0.0
24,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	24,059	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
43,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	$44,239	0.1
27,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	27,813	0.0
95,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	97,865	0.1
21,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	21,423	0.0
21,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	21,229	0.0
21,000	Philip Morris International, Inc., 4.750%, 11/01/2031	21,453	0.0
36,000	Philip Morris International, Inc., 4.875%, 02/13/2029	36,860	0.1
6,000	Philip Morris International, Inc., 5.250%, 02/13/2034	6,204	0.0
3,000 (2)	PNC Financial Services Group, Inc., 5.373%, 07/21/2036	3,087	0.0
15,000 (2)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	16,220	0.0
62,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	63,906	0.1
4,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	4,166	0.0
21,000 (1)	PSEG Power LLC, 5.200%, 05/15/2030	21,491	0.0
21,000 (1)	PSEG Power LLC, 5.750%, 05/15/2035	21,811	0.0
8,000	Public Service Electric and Gas Co., 5.200%, 08/01/2033	8,304	0.0
6,000	Public Service Electric and Gas Co., 5.200%, 03/01/2034	6,183	0.0
22,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	19,709	0.0
22,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	22,506	0.0
39,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	40,100	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
6,000	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	$6,184	0.0
16,000	Qualcomm, Inc., 4.750%, 05/20/2032	16,350	0.0
8,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	7,366	0.0
8,000 (3)	Quest Diagnostics, Inc., 2.950%, 06/30/2030	7,573	0.0
36,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	36,625	0.1
10,000	Quest Diagnostics, Inc., 5.000%, 12/15/2034	10,129	0.0
6,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	6,646	0.0
45,000	Raymond James Financial, Inc., 5.650%, 09/11/2055	44,080	0.1
12,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	10,531	0.0
8,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	8,289	0.0
23,000	Ross Stores, Inc., 4.700%, 04/15/2027	23,135	0.0
143,000	Royalty Pharma PLC, 1.750%, 09/02/2027	137,828	0.1
40,000	Royalty Pharma PLC, 2.200%, 09/02/2030	36,275	0.1
19,000	Ryder System, Inc., 4.950%, 09/01/2029	19,451	0.0
27,000	Ryder System, Inc., 5.000%, 03/15/2030	27,669	0.0
27,000	Ryder System, Inc., 5.250%, 06/01/2028	27,745	0.0
4,000	Ryder System, Inc., 5.375%, 03/15/2029	4,145	0.0
32,000	Ryder System, Inc., 5.500%, 06/01/2029	33,358	0.0
8,000	Ryder System, Inc., 6.600%, 12/01/2033	8,922	0.0
10,000	S&P Global, Inc., 1.250%, 08/15/2030	8,804	0.0
38,000	S&P Global, Inc., 2.700%, 03/01/2029	36,537	0.1
19,000 (1)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	17,829	0.0
2,000 (1)(3)	Schlumberger Holdings Corp., 4.850%, 05/15/2033	2,007	0.0
22,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	22,629	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
52,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	$50,915	0.1
20,000 (2)	Sempra, 6.400%, 10/01/2054	20,354	0.0
24,000	Solventum Corp., 5.450%, 03/13/2031	25,066	0.0
8,000	Solventum Corp., 5.600%, 03/23/2034	8,327	0.0
16,000	Sonoco Products Co., 4.600%, 09/01/2029	16,136	0.0
10,000	Southern California Gas Co., 5.200%, 06/01/2033	10,348	0.0
36,000	Southern Co., 5.113%, 08/01/2027	36,602	0.1
5,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	5,139	0.0
52,000	Southwestern Public Service Co., 5.300%, 05/15/2035	53,192	0.1
90,000	Sprint Capital Corp., 6.875%, 11/15/2028	96,613	0.1
44,000	Sprint Capital Corp., 8.750%, 03/15/2032	53,241	0.1
57,000 (2)	State Street Corp., 3.031%, 11/01/2034	53,846	0.1
29,000 (2)	State Street Corp., 4.675%, 10/22/2032	29,593	0.0
17,000	State Street Corp., 4.729%, 02/28/2030	17,417	0.0
24,000	Stryker Corp., 4.850%, 02/10/2030	24,652	0.0
19,000	Synopsys, Inc., 5.000%, 04/01/2032	19,430	0.0
10,000	Sysco Corp., 5.400%, 03/23/2035	10,362	0.0
20,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	20,714	0.0
3,000	Targa Resources Corp., 4.200%, 02/01/2033	2,873	0.0
28,000	Targa Resources Corp., 5.400%, 07/30/2036	28,043	0.0
4,000	Targa Resources Corp., 5.500%, 02/15/2035	4,100	0.0
34,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	31,466	0.0
57,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	59,145	0.1
19,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	18,688	0.0
18,000 (3)	T-Mobile USA, Inc., 5.300%, 05/15/2035	18,463	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
30,000	Toyota Motor Credit Corp., 4.350%, 10/08/2027	$30,312	0.0
20,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	20,332	0.0
31,000	Toyota Motor Credit Corp., 4.800%, 05/15/2030	31,820	0.0
16,000	Toyota Motor Credit Corp., 5.350%, 01/09/2035	16,777	0.0
18,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	19,090	0.0
8,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	7,674	0.0
61,000 (2)	Truist Financial Corp., 5.435%, 01/24/2030	63,164	0.1
11,000 (2)	Truist Financial Corp., 5.867%, 06/08/2034	11,709	0.0
11,000 (2)	Truist Financial Corp., 6.123%, 10/28/2033	11,912	0.0
14,000	Tucson Electric Power Co., 5.200%, 09/15/2034	14,336	0.0
21,000	Tyson Foods, Inc., 5.400%, 03/15/2029	21,718	0.0
21,000	Uber Technologies, Inc., 4.300%, 01/15/2030	21,147	0.0
19,000	Union Pacific Corp., 5.100%, 02/20/2035	19,616	0.0
20,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	14,977	0.0
20,000	UnitedHealth Group, Inc., 4.950%, 01/15/2032	20,508	0.0
8,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	8,197	0.0
12,000	Universal Health Services, Inc., 4.625%, 10/15/2029	12,067	0.0
121,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	120,744	0.1
13,000	Verizon Communications, Inc., 1.750%, 01/20/2031	11,449	0.0
11,000	Verizon Communications, Inc., 2.550%, 03/21/2031	10,049	0.0
27,000	Verizon Communications, Inc., 4.400%, 11/01/2034	26,064	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
30,000	Verizon Communications, Inc., 5.000%, 01/15/2036	$29,757	0.0
45,000	Verizon Communications, Inc., 5.875%, 11/30/2055	44,491	0.1
35,000	Verizon Communications, Inc., 6.000%, 11/30/2065	34,581	0.1
58,000	Viatris, Inc., 2.700%, 06/22/2030	53,037	0.1
3,000	Viatris, Inc., 3.850%, 06/22/2040	2,304	0.0
32,000	Viper Energy Partners LLC, 5.700%, 08/01/2035	32,677	0.0
74,000	VMware, Inc., 1.400%, 08/15/2026	72,926	0.1
55,000	Walmart, Inc., 4.900%, 04/28/2035	56,569	0.1
13,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	13,265	0.0
312,000	Wells Fargo & Co., 3.000%, 10/23/2026	309,780	0.3
21,000 (2)	Wells Fargo & Co., 3.584%, 05/22/2028	20,868	0.0
6,000 (2)	Wells Fargo & Co., 5.499%, 01/23/2035	6,264	0.0
60,000 (2)	Wells Fargo & Co., 5.605%, 04/23/2036	62,912	0.1
5,000 (2)	Wells Fargo & Co., 6.491%, 10/23/2034	5,538	0.0
4,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	4,030	0.0
42,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	42,540	0.1
5,000	Weyerhaeuser Co., 4.750%, 05/15/2026	5,011	0.0
10,000	Williams Cos., Inc., 4.900%, 03/15/2029	10,219	0.0
6,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	6,200	0.0
16,000	Xcel Energy, Inc., 5.600%, 04/15/2035	16,583	0.0
20,000	Zimmer Biomet Holdings, Inc., 3.550%, 03/20/2030	19,349	0.0
		15,900,675	15.3
	Total Corporate Bonds/Notes
	(Cost $18,130,754)	18,318,303	17.6

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.9%
	Mexico: 0.0%
15,767 (4)	Su Casita 2006-1U A, 6.100%, 09/25/2035	$870	0.0

	United States: 12.9%
92,387 (2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.713%, 05/25/2036	79,989	0.1
28,871 (2)	Alternative Loan Trust 2005-53T2 2A6, 4.346%, (TSFR1M + 0.614%), 11/25/2035	14,749	0.0
53,354	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	25,179	0.0
71,430	Banc of America Funding Trust 2005-1 1A1, 5.500%, 02/25/2035	70,670	0.1
11,878	CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	11,825	0.0
21,704	CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	17,896	0.0
169,214	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	75,775	0.1
18,419 (2)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 6.012%, 05/25/2035	18,002	0.0
114,620	CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	101,581	0.1
276,422 (1)(2)	COLT Mortgage Loan Trust 2021-2 A1, 0.924%, 08/25/2066	235,270	0.2
160,902 (1)(2)	COLT Mortgage Loan Trust 2021-3 A1, 0.956%, 09/27/2066	138,825	0.1
300,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R03 2M2, 5.824%, (SOFR30A + 1.950%), 03/25/2044	301,891	0.3
250,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R02 1M2, 5.474%, (SOFR30A + 1.600%), 02/25/2045	250,544	0.2
1,894 (5)	Fannie Mae Interest Strip 294 2, 7.000%, 02/25/2028	91	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
43,166 (5)	Fannie Mae Interest Strip 319 2, 6.500%, 02/25/2032	$5,697	0.0
13,791 (5)	Fannie Mae Interest Strip 328 2, 6.000%, 12/25/2032	1,836	0.0
6,478 (5)	Fannie Mae Interest Strip 331 5, 6.000%, 02/25/2033	803	0.0
8,296 (5)	Fannie Mae Interest Strip 332 2, 6.000%, 03/25/2033	1,169	0.0
6,487 (5)	Fannie Mae Interest Strip 334 12, 6.000%, 03/25/2033	837	0.0
8,738 (5)	Fannie Mae Interest Strip 338 2, 5.500%, 07/25/2033	1,198	0.0
3,844 (5)	Fannie Mae Interest Strip 356 10, 5.500%, 06/25/2035	564	0.0
3,692 (5)	Fannie Mae Interest Strip 364 15, 6.000%, 09/25/2035	475	0.0
144,847 (5)	Fannie Mae Interest Strip 418 5, 3.500%, 08/25/2043	21,197	0.0
170,815 (2)(5)	Fannie Mae Interest Strip 418 80, 3.500%, 08/25/2033	13,092	0.0
715	Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	722	0.0
1,725	Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	1,776	0.0
14,760 (2)(5)	Fannie Mae REMIC Trust 2002-12 SB, 3.761%, (-1.000*SOFR30A + 7.636%), 07/25/2031	1,229	0.0
9,627 (2)(5)	Fannie Mae REMIC Trust 2002-2 SW, 3.761%, (-1.000*SOFR30A + 7.636%), 02/25/2032	867	0.0
3,609	Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	3,779	0.0
1,502 (2)	Fannie Mae REMIC Trust 2002-29 F, 4.989%, (SOFR30A + 1.114%), 04/25/2032	1,518	0.0
2,837 (2)(5)	Fannie Mae REMIC Trust 2002-41 S, 3.961%, (-1.000*SOFR30A + 7.836%), 07/25/2032	149	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
463 (2)	Fannie Mae REMIC Trust 2002-64 FJ, 4.989%, (SOFR30A + 1.114%), 04/25/2032	$467	0.0
1,062 (2)	Fannie Mae REMIC Trust 2002-68 FH, 4.551%, (SOFR30A + 0.614%), 10/18/2032	1,061	0.0
162,515 (2)(5)	Fannie Mae REMIC Trust 2002-77 JS, 3.949%, (-1.000*SOFR30A + 7.886%), 12/18/2032	15,007	0.0
4,535 (2)	Fannie Mae REMIC Trust 2002-84 FB, 4.989%, (SOFR30A + 1.114%), 12/25/2032	4,584	0.0
4,534 (2)	Fannie Mae REMIC Trust 2003-11 FA, 4.989%, (SOFR30A + 1.114%), 09/25/2032	4,584	0.0
880 (2)	Fannie Mae REMIC Trust 2003-116 FA, 4.389%, (SOFR30A + 0.514%), 11/25/2033	878	0.0
5,896 (5)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	822	0.0
6,853 (5)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	1,108	0.0
119,781 (2)(5)	Fannie Mae REMIC Trust 2004-56 SE, 3.561%, (-1.000*SOFR30A + 7.436%), 10/25/2033	11,674	0.0
7,448 (2)	Fannie Mae REMIC Trust 2005-25 PS, 10.610%, (-1.000*SOFR30A + 27.656%), 04/25/2035	9,188	0.0
1,419 (2)(5)	Fannie Mae REMIC Trust 2005-40 SB, 2.761%, (-1.000*SOFR30A + 6.636%), 05/25/2035	50	0.0
53,237 (2)	Fannie Mae REMIC Trust 2005-74 DK, 8.045%, (-1.000*SOFR30A + 23.542%), 07/25/2035	58,088	0.1
115,160 (2)	Fannie Mae REMIC Trust 2005-87 SB, 9.208%, (-1.000*SOFR30A + 23.414%), 10/25/2035	134,362	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
54,542 (2)	Fannie Mae REMIC Trust 2006-104 ES, 13.507%, (-1.000*SOFR30A + 32.878%), 11/25/2036	$71,963	0.1
4,848 (2)	Fannie Mae REMIC Trust 2006-11 PS, 9.942%, (-1.000*SOFR30A + 24.147%), 03/25/2036	5,848	0.0
9,322 (2)	Fannie Mae REMIC Trust 2006-46 SW, 9.575%, (-1.000*SOFR30A + 23.779%), 06/25/2036	10,919	0.0
2,188,182 (2)(5)	Fannie Mae REMIC Trust 2006-51 SA, 2.581%, (-1.000*SOFR30A + 6.456%), 06/25/2036	178,754	0.2
16,149 (2)(5)	Fannie Mae REMIC Trust 2006-90 SX, 3.241%, (-1.000*SOFR30A + 7.116%), 09/25/2036	1,095	0.0
2,651,359 (2)(5)	Fannie Mae REMIC Trust 2007-116 DI, 1.951%, (-1.000*SOFR30A + 5.826%), 01/25/2038	213,427	0.2
18,775 (2)(5)	Fannie Mae REMIC Trust 2007-88 XI, 2.551%, (-1.000*SOFR30A + 6.426%), 06/25/2037	1,738	0.0
89,707 (2)(5)	Fannie Mae REMIC Trust 2007-89 SB, 2.561%, (-1.000*SOFR30A + 6.436%), 09/25/2037	7,390	0.0
482,500 (2)(5)	Fannie Mae REMIC Trust 2007-94 SG, 2.461%, (-1.000*SOFR30A + 6.336%), 10/25/2037	45,065	0.1
248,774 (2)	Fannie Mae REMIC Trust 2010-109 SN, 4.304%, (-1.000*SOFR30A + 24.428%), 10/25/2040	263,511	0.3
128,336	Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	130,189	0.1
920,194 (2)(5)	Fannie Mae REMIC Trust 2011-55 SK, 2.571%, (-1.000*SOFR30A + 6.446%), 06/25/2041	93,130	0.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
611,447 (2)(5)	Fannie Mae REMIC Trust 2011-86 NS, 1.961%, (-1.000*SOFR30A + 5.836%), 09/25/2041	$42,870	0.1
201,428 (2)(5)	Fannie Mae REMIC Trust 2012-10 US, 2.461%, (-1.000*SOFR30A + 6.336%), 02/25/2042	23,616	0.0
316,936 (5)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	41,649	0.0
878,597 (2)(5)	Fannie Mae REMIC Trust 2012-133 PS, 2.211%, (-1.000*SOFR30A + 6.086%), 03/25/2042	62,862	0.1
285,098 (5)	Fannie Mae REMIC Trust 2012-138 DI, 3.000%, 12/25/2027	3,318	0.0
777,686 (2)(5)	Fannie Mae REMIC Trust 2012-144 SB, 2.111%, (-1.000*SOFR30A + 5.986%), 01/25/2043	78,993	0.1
382,361 (2)(5)	Fannie Mae REMIC Trust 2012-27 SB, 1.991%, (-1.000*SOFR30A + 5.866%), 11/25/2041	20,521	0.0
377,720 (5)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	27,088	0.0
6,178,381 (2)(5)	Fannie Mae REMIC Trust 2019-15 SA, 2.011%, (-1.000*SOFR30A + 5.886%), 04/25/2049	680,190	0.7
1,609,901 (5)	Fannie Mae REMIC Trust 2020-3 DI, 3.500%, 02/25/2050	291,210	0.3
11,644,104 (5)	Fannie Mae REMIC Trust 2021-4 IN, 2.500%, 02/25/2051	1,476,302	1.4
19	Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	19	0.0
707 (5)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	35	0.0
5,042 (5)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	268	0.0
3,336 (2)	Freddie Mac REMIC Trust 2122 F, 4.548%, (SOFR30A + 0.564%), 02/15/2029	3,334	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
1,637 (2)(5)	Freddie Mac REMIC Trust 2134 SB, 3.602%, (-1.000*SOFR30A + 7.586%), 03/15/2029	$46	0.0
5,814 (2)(5)	Freddie Mac REMIC Trust 2136 SG, 3.552%, (-1.000*SOFR30A + 7.536%), 03/15/2029	174	0.0
5,045 (2)(5)	Freddie Mac REMIC Trust 2177 SB, 4.852%, (-1.000*SOFR30A + 8.836%), 08/15/2029	151	0.0
2,518 (2)	Freddie Mac REMIC Trust 2344 FP, 5.048%, (SOFR30A + 1.064%), 08/15/2031	2,541	0.0
1,057 (2)	Freddie Mac REMIC Trust 2412 GF, 5.048%, (SOFR30A + 1.064%), 02/15/2032	1,066	0.0
18,266	Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	19,144	0.0
1,417 (2)	Freddie Mac REMIC Trust 2464 FI, 5.098%, (SOFR30A + 1.114%), 02/15/2032	1,432	0.0
1,453 (2)	Freddie Mac REMIC Trust 2470 LF, 5.098%, (SOFR30A + 1.114%), 02/15/2032	1,469	0.0
2,017 (2)	Freddie Mac REMIC Trust 2471 FD, 5.098%, (SOFR30A + 1.114%), 03/15/2032	2,039	0.0
1,640 (2)	Freddie Mac REMIC Trust 2504 FP, 4.598%, (SOFR30A + 0.614%), 03/15/2032	1,639	0.0
5,982 (2)	Freddie Mac REMIC Trust 2551 LF, 4.598%, (SOFR30A + 0.614%), 01/15/2033	5,977	0.0
85,950	Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	88,193	0.1
72,354	Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	74,406	0.1
13,472 (2)	Freddie Mac REMIC Trust 3001 HT, 8.000%, (-1.000*SOFR30A + 43.903%), 05/15/2035	14,113	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
6,729 (2)(5)	Freddie Mac REMIC Trust 3004 SB, 2.052%, (-1.000*SOFR30A + 6.036%), 07/15/2035	$219	0.0
3,444 (2)	Freddie Mac REMIC Trust 3025 SJ, 9.723%, (-1.000*SOFR30A + 24.330%), 08/15/2035	4,139	0.0
333,301 (2)(5)	Freddie Mac REMIC Trust 3223 S, 1.852%, (-1.000*SOFR30A + 5.836%), 10/15/2036	24,408	0.0
2,285,527 (2)(5)	Freddie Mac REMIC Trust 3502 DL, 1.902%, (-1.000*SOFR30A + 5.886%), 01/15/2039	189,021	0.2
623,535 (2)(5)	Freddie Mac REMIC Trust 3505 SA, 1.902%, (-1.000*SOFR30A + 5.886%), 01/15/2039	50,476	0.1
4,007,054 (2)(5)	Freddie Mac REMIC Trust 3582 SL, 2.052%, (-1.000*SOFR30A + 6.036%), 10/15/2039	349,679	0.3
698,811 (2)(5)	Freddie Mac REMIC Trust 3702 S, 0.352%, (-1.000*SOFR30A + 4.336%), 05/15/2036	21,483	0.0
121,342 (2)(5)	Freddie Mac REMIC Trust 3925 SD, 1.952%, (-1.000*SOFR30A + 5.936%), 07/15/2040	2,040	0.0
242,106 (5)	Freddie Mac REMIC Trust 4120 IK, 3.000%, 10/15/2032	16,451	0.0
2,247,827 (2)(5)	Freddie Mac REMIC Trust 4136 LS, 2.052%, (-1.000*SOFR30A + 6.036%), 11/15/2042	239,233	0.2
205,843 (2)(5)	Freddie Mac REMIC Trust 4136 SW, 2.152%, (-1.000*SOFR30A + 6.136%), 11/15/2032	11,264	0.0
169,565 (5)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	23,652	0.0
2,883,822 (5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	438,096	0.4

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
589,384 (5)	Freddie Mac REMIC Trust 4624 BI, 5.500%, 04/15/2036	$99,136	0.1
500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M2, 7.624%, (SOFR30A + 3.750%), 02/25/2042	515,134	0.5
600,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 9.124%, (SOFR30A + 5.250%), 03/25/2042	629,703	0.6
400,000 (1)(2)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 5.674%, (SOFR30A + 1.800%), 08/25/2044	402,777	0.4
105,812 (2)	Ginnie Mae 2007-8 SP, 9.570%, (-1.000*TSFR1M + 21.677%), 03/20/2037	125,910	0.1
545,455 (2)(5)	Ginnie Mae 2010-68 MS, 2.002%, (-1.000*TSFR1M + 5.736%), 06/20/2040	50,684	0.1
270,956 (2)(5)	Ginnie Mae 2012-97 SC, 2.851%, (-1.000*TSFR1M + 6.586%), 07/16/2041	15,452	0.0
5,085,845 (2)(5)	Ginnie Mae 2014-133 BS, 1.752%, (-1.000*TSFR1M + 5.486%), 09/20/2044	417,048	0.4
72,877 (2)	GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 4.266%, (TSFR1M + 0.534%), 04/25/2036	66,523	0.1
7,563 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	7,146	0.0
3,683 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	3,475	0.0
426,230 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B1A, 3.407%, 10/25/2050	377,770	0.4
156,584 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	130,048	0.1
324,336 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ6 A24, 3.000%, 01/25/2053	281,542	0.3

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
422,796 (1)(2)	GS Mortgage-Backed Securities Trust 2023-PJ2 A16, 5.500%, 05/25/2053	$425,612	0.4
205 (2)	GSR Mortgage Loan Trust 2005-AR6 1A4, 6.117%, 09/25/2035	206	0.0
283,407 (2)	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 4.266%, (TSFR1M + 0.534%), 04/25/2046	265,523	0.3
314,145 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 A3, 3.000%, 11/25/2052	274,311	0.3
644,164 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 A3A, 5.000%, 07/25/2053	641,015	0.6
217,108 (2)	JP Morgan Mortgage Trust 2005-A4 B1, 5.583%, 07/25/2035	209,552	0.2
18,080 (2)	JP Morgan Mortgage Trust 2007-A1 7A1, 5.685%, 07/25/2035	17,701	0.0
196,387 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.793%, 08/25/2047	185,038	0.2
125,262 (1)(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	114,104	0.1
27,006 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	24,367	0.0
100,000 (1)(2)	JP Morgan Mortgage Trust Series 2025-3 M1, 6.783%, 09/25/2055	102,227	0.1
87,929 (2)	Lehman XS Trust Series 2005-5N 1A2, 4.206%, (TSFR1M + 0.474%), 11/25/2035	87,977	0.1
20,546 (2)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 6.799%, 04/25/2036	19,950	0.0
200,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	196,367	0.2
199,575 (1)(2)	Mill City Mortgage Loan Trust 2018-3 M1, 3.250%, 08/25/2058	193,458	0.2
129,595 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	107,668	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
93,992 (1)(2)	PMT Loan Trust 2025-INV8 A2, 5.500%, 07/25/2056	$94,837	0.1
1,084,217 (2)(5)	RALI Series Trust 2006-QO1 X2, 2.082%, 02/25/2046	57,590	0.1
3,371 (1)(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	3,158	0.0
2,421,899 (2)(5)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	2,849	0.0
16,676 (2)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.492%, 10/25/2036	15,550	0.0
134,491 (2)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.146%, 12/25/2036	127,500	0.1
29,091 (2)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.276%, (TSFR1M + 0.544%), 06/25/2037	25,685	0.0
71,539 (1)(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.757%, 08/20/2045	66,704	0.1
		13,380,220	12.9
	Total Collateralized Mortgage Obligations
	(Cost $15,850,464)	13,381,090	12.9
SOVEREIGN BONDS: 10.3%
	Australia: 0.3%
AUD558,000 (1)	Queensland Treasury Corp., 1.750%, 07/20/2034	283,800	0.3

	Brazil: 2.2%
BRL10,381 (6)	Brazil Letras do Tesouro Nacional LTN, 15.084%, 01/01/2026	1,892,334	1.8
BRL537,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	402,494	0.4
		2,294,828	2.2
	Canada: 0.3%
CAD575,000	Canadian Government Bond 0004, 2.000%, 12/01/2051	292,529	0.3

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	China: 1.8%
CNY1,400,000	China Government Bond INBK, 2.520%, 08/25/2033	$210,758	0.2
CNY4,500,000	China Government Bond INBK, 2.880%, 02/25/2033	695,341	0.6
CNY2,400,000	China Government Bond INBK, 3.000%, 10/15/2053	390,858	0.4
CNY550,000	China Government Bond INBK, 3.190%, 04/15/2053	92,049	0.1
CNY1,270,000	China Government Bond INBK, 3.320%, 04/15/2052	215,771	0.2
CNY1,780,000	China Government Bond INBK, 4.080%, 10/22/2048	333,493	0.3
		1,938,270	1.8
	Czechia: 0.2%
CZK3,950,000	Czech Republic Government Bond 105, 2.750%, 07/23/2029	185,060	0.2

	Germany: 0.3%
EUR30,000	Bundesrepublik Deutschland Bundesanleihe 10Y, 0.500%, 02/15/2028	34,103	0.0
EUR120,000	Bundesrepublik Deutschland Bundesanleihe 10Y, 2.730%, 08/15/2026	139,301	0.1
EUR200,000	Bundesrepublik Deutschland Bundesanleihe 31Y, 1.250%, 08/15/2048	155,314	0.2
		328,718	0.3
	Indonesia: 0.4%
IDR6,452,000,000	Indonesia Treasury Bond FR79, 8.375%, 04/15/2039	454,172	0.4

	Italy: 0.5%
EUR438,000 (1)	Italy Buoni Poliennali Del Tesoro 30Y, 3.850%, 09/01/2049	489,813	0.5

	Malaysia: 0.4%
MYR1,864,000	Malaysia Government Bond 0419, 3.828%, 07/05/2034	469,689	0.4

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Poland: 0.2%
PLN650,000	Republic of Poland Government Bond 0728, 7.500%, 07/25/2028	$196,618	0.2

	Spain: 1.8%
EUR870,000 (1)	Spain Government Bond, 1.450%, 04/30/2029	992,414	1.0
EUR908,000 (1)	Spain Government Bond 30Y, 2.700%, 10/31/2048	871,493	0.8
		1,863,907	1.8
	Thailand: 0.6%
THB17,994,000	Thailand Government Bond, 2.875%, 12/17/2028	599,405	0.6

	United Kingdom: 1.3%
GBP1,000,000	United Kingdom Gilt, 4.125%, 07/22/2029	1,360,128	1.3

	Total Sovereign Bonds
	(Cost $10,795,320)	10,756,937	10.3
MUTUAL FUNDS: 10.0%
	United States: 10.0%
395,719 (7)	Voya VACS Series EMHCD Fund	4,234,193	4.1
597,447 (7)	Voya VACS Series HYB Fund	6,189,552	5.9
		10,423,745	10.0
	Total Mutual Funds
	(Cost $9,982,344)	10,423,745	10.0
COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.0%
	United States: 9.0%
750,000 (1)(2)	Arbor Realty Commercial Real Estate Notes LLC 2025-FL1 A, 5.088%, (TSFR1M + 1.354%), 01/20/2043	749,506	0.7
250,000 (1)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2039	255,730	0.2
4,980,348 (2)(5)	BANK 2017-BNK5 XA, 0.938%, 06/15/2060	51,272	0.1
1,948,000 (1)(2)(5)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	38,336	0.0
860,374 (2)(5)	BANK 2019-BN16 XA, 0.927%, 02/15/2052	18,348	0.0
8,584,523 (2)(5)	BANK 2019-BN21 XA, 0.826%, 10/17/2052	209,824	0.2

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
500,000 (1)(2)	BAY Mortgage Trust 2025-LIVN A, 5.550%, (TSFR1M + 1.800%), 05/15/2035	$501,214	0.5
210,000 (1)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	143,795	0.1
1,080,035 (2)(5)	Benchmark Mortgage Trust 2019-B9 XA, 1.005%, 03/15/2052	25,236	0.0
500,000	Benchmark Mortgage Trust 2025-V17 A3, 5.075%, 09/15/2058	512,722	0.5
299,830 (1)(2)	BLP Commercial Mortgage Trust 2024-IND2 B, 5.442%, (TSFR1M + 1.692%), 03/15/2041	300,382	0.3
315,000 (1)(2)	BX Commercial Mortgage Trust 2021-21M E, 6.035%, (TSFR1M + 2.285%), 10/15/2036	314,858	0.3
450,000 (1)(2)	BX Trust 2021-LBA EJV, 5.865%, (TSFR1M + 2.114%), 02/15/2036	450,276	0.4
275,000 (1)(2)	BX Trust 2021-LGCY D, 5.166%, (TSFR1M + 1.416%), 10/15/2036	274,190	0.3
487,187 (1)(2)	BX Trust 2021-SDMF D, 5.251%, (TSFR1M + 1.501%), 09/15/2034	485,612	0.5
1,442,303 (2)(5)	CD Mortgage Trust 2016-CD1 XA, 1.319%, 08/10/2049	2,980	0.0
200,000 (2)	Citigroup Commercial Mortgage Trust 2016-P5 B, 3.698%, 10/10/2049	180,132	0.2
4,670,249 (1)(2)(5)	Commercial Mortgage Pass Through Certificates 2012-LTRT XA, 0.783%, 10/05/2030	116	0.0
750,000	CSAIL Commercial Mortgage Trust 2021-C20 A3, 2.805%, 03/15/2054	693,950	0.7
3,989,858 (2)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.868%, 11/25/2030	138,100	0.1
2,046,298 (2)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.322%, 07/25/2035	184,491	0.2

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
2,069,658 (5)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.357%, 12/25/2029	$78,595	0.1
10,804 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	10,521	0.0
4,716,623 (2)(5)	GS Mortgage Securities Trust 2019-GC42 XA, 0.804%, 09/10/2052	113,639	0.1
854,880 (2)(5)	GS Mortgage Securities Trust 2020-GC47 XA, 1.122%, 05/12/2053	32,186	0.0
500,000 (1)(2)	GWT 2024-WLF2 A, 5.441%, (TSFR1M + 1.691%), 05/15/2041	502,005	0.5
400,000 (1)(2)	Hawaii Hotel Trust 2025-MAUI C, 5.792%, (TSFR1M + 2.042%), 03/15/2042	401,725	0.4
2,033,078 (1)(2)(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.869%, 03/10/2050	8,984	0.0
500,000 (1)(2)	MAD Commercial Mortgage Trust 2025-11MD A, 4.754%, 10/15/2042	502,433	0.5
1,665,691 (5)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.261%, 05/15/2054	73,411	0.1
750,000 (1)(2)	SMRT 2022-MINI B, 5.101%, (TSFR1M + 1.350%), 01/15/2039	748,703	0.7
350,000 (1)(2)	STWD LLC 2025-FL4 AS, 5.431%, (TSFR1M + 1.700%), 11/19/2042	350,546	0.3
500,000 (1)(2)	SWCH Commercial Mortgage Trust 2025-DATA B, 5.592%, (TSFR1M + 1.842%), 02/15/2042	496,447	0.5
500,000	Wells Fargo Commercial Mortgage Trust 2024-5C1 A3, 5.928%, 07/15/2057	523,835	0.5
		9,374,100	9.0
	Total Commercial Mortgage-Backed Securities
	(Cost $9,403,233)	9,374,100	9.0
U.S. TREASURY OBLIGATIONS: 8.4%
	United States Treasury Bonds: 2.7%
1,294,000	4.625%, 11/15/2045	1,264,683	1.2

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Bonds: (continued)
324,000	4.750%, 02/15/2045	$322,456	0.3
1,276,400	4.750%, 08/15/2055	1,255,260	1.2
		2,842,399	2.7
	United States Treasury Notes: 5.7%
537,700	3.375%, 09/15/2027	536,776	0.5
123,900	3.375%, 12/31/2027	123,660	0.1
545,800	3.500%, 12/15/2028	545,182	0.5
565,300	3.625%, 12/31/2030	562,628	0.6
240,200	3.750%, 05/15/2028	241,537	0.2
3,100	3.875%, 06/30/2030	3,124	0.0
1,277,900	3.875%, 12/31/2032	1,272,409	1.2
4,000	3.875%, 08/15/2034	3,939	0.0
16,000	4.000%, 03/31/2030	16,207	0.0
43,900	4.000%, 04/30/2032	44,193	0.1
2,566,200	4.000%, 11/15/2035	2,529,511	2.5
		5,879,166	5.7
	Total U.S. Treasury Obligations
	(Cost $8,778,961)	8,721,565	8.4
ASSET-BACKED SECURITIES: 8.2%
	Cayman Islands: 8.1%
250,000 (1)(2)	Bain Capital Credit CLO Ltd. 2020-5A ARR, 5.034%, (TSFR3M + 1.150%), 04/20/2034	250,299	0.2
500,000 (1)(2)	Bain Capital Credit CLO Ltd. 2025-4A C, 5.709%, (TSFR3M + 1.850%), 01/17/2039	501,173	0.5
500,000 (1)(2)	Barings CLO Ltd. 2019-4A CR, 6.105%, (TSFR3M + 2.200%), 07/15/2037	501,672	0.5
412,500 (1)(2)	BlueMountain CLO Ltd. 2013-2A CR, 6.069%, (TSFR3M + 2.212%), 10/22/2030	413,688	0.4
250,000 (1)(2)	BlueMountain CLO XXX Ltd. 2020-30A CR2, 5.755%, (TSFR3M + 1.850%), 04/15/2035	250,199	0.2
300,000 (1)(2)	CBAM Ltd. 2017-1A AR2, 5.274%, (TSFR3M + 1.390%), 01/20/2038	301,136	0.3
500,000 (1)(2)	CIFC Funding Ltd. 2020-2A AR, 5.316%, (TSFR3M + 1.432%), 10/20/2034	500,437	0.5
250,000 (1)(2)	CIFC Funding Ltd. 2022-4A AR, 4.984%, (TSFR3M + 1.090%), 07/16/2035	250,090	0.2

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Cayman Islands: (continued)
530,000 (1)(2)	Invesco CLO Ltd. 2021-3A A1R, 4.937%, (TSFR3M + 1.080%), 10/22/2034	$530,129	0.5
250,000 (1)(2)	KKR Clo 33 Ltd. 33A BR, 5.513%, (TSFR3M + 1.600%), 07/20/2034	250,656	0.2
400,000 (1)(2)	Madison Park Funding XXXI Ltd. 2018-31A CR, 6.110%, (TSFR3M + 2.250%), 07/23/2037	401,177	0.4
250,000 (1)(2)	Mountain View CLO XVIII Ltd. 2024-1A C, 6.094%, (TSFR3M + 2.200%), 10/16/2037	250,770	0.3
500,000 (1)(2)	NYACK Park CLO Ltd. 2021-1A CR, 5.768%, (TSFR3M + 1.850%), 10/20/2038	500,775	0.5
500,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CRR, 6.154%, (TSFR3M + 2.270%), 07/20/2037	501,663	0.5
250,000 (1)(2)	Oaktree CLO Ltd. 2022-3A CR, 6.005%, (TSFR3M + 2.100%), 10/15/2037	250,805	0.3
500,000 (1)(2)	Ocean Trails Clo XI 2021-11A C1R, 5.734%, (TSFR3M + 1.850%), 07/20/2034	493,089	0.5
500,000 (1)(2)	OCP CLO Ltd. 2014-5A BR, 5.920%, (TSFR3M + 2.062%), 04/26/2031	501,445	0.5
250,000 (1)(2)	Octagon Investment Partners 50 Ltd. 2020-4A BR2, 5.455%, (TSFR3M + 1.550%), 01/15/2035	250,228	0.2
195,379 (1)(2)	OZLM XV Ltd. 2016-15A A1R3, 4.934%, (TSFR3M + 1.050%), 04/20/2033	195,476	0.2
440,000 (1)(2)	Shackleton CLO Ltd. 2019-15A CR, 6.316%, (TSFR3M + 2.412%), 01/15/2032	440,544	0.4
299,825 (1)(2)	Sound Point CLO IX Ltd. 2015-2A ARRR, 5.356%, (TSFR3M + 1.472%), 07/20/2032	299,956	0.3
300,000 (1)(2)	Sound Point CLO XXIX Ltd. 2021-1A AR, 4.955%, (TSFR3M + 1.050%), 04/25/2034	300,088	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Cayman Islands: (continued)
250,000 (1)(2)	Sound Point CLO XXIX Ltd. 2021-1A B1R, 5.505%, (TSFR3M + 1.600%), 04/25/2034	$250,198	0.2
		8,385,693	8.1
	United States: 0.1%
185,964 (2)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 6.582%, 03/25/2036	86,137	0.1
	Total Asset-Backed Securities
	(Cost $8,498,032)	8,471,830	8.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.3%
	Federal Home Loan Mortgage Corporation: 0.4%(9)
240,933 (9)	3.500%, 01/01/2048	226,863	0.2
22,954 (9)	4.000%, 09/01/2045	22,032	0.0
23,572 (9)	4.000%, 09/01/2045	22,771	0.0
32,280 (9)	4.000%, 09/01/2045	31,305	0.0
43,839 (9)	4.000%, 09/01/2045	42,487	0.1
35,408 (9)	4.000%, 05/01/2046	34,297	0.1
1,406 (9)	5.000%, 12/01/2034	1,414	0.0
5,365 (9)	6.000%, 02/01/2034	5,514	0.0
692 (9)	6.500%, 08/01/2032	727	0.0
1,118 (9)	6.500%, 07/01/2034	1,162	0.0
4,224 (9)	6.500%, 07/01/2034	4,452	0.0
		393,024	0.4
	Federal National Mortgage Association: 0.0%(9)
23,683 (2)(9)	6.574%, (US0012M + 1.779%), 10/01/2036	24,815	0.0

	Government National Mortgage Association: 0.0%
8,192	5.000%, 04/15/2034	8,319	0.0
3,109	6.500%, 02/20/2035	3,233	0.0
		11,552	0.0
	Uniform Mortgage-Backed Securities: 4.9%
1,546,719	2.000%, 02/01/2052	1,260,129	1.2
9,833	2.500%, 06/01/2030	9,585	0.0
12,792	2.500%, 06/01/2030	12,464	0.0
5,320	2.500%, 07/01/2030	5,183	0.0
23,813	4.000%, 05/01/2045	23,069	0.0
432,795	4.000%, 04/01/2049	417,745	0.4
1,052,877	4.500%, 12/01/2054	1,028,697	1.0
490,000 (10)	5.000%, 02/01/2056	488,220	0.5
1,686,000 (10)	5.500%, 01/01/2056	1,709,838	1.7
19,980	6.000%, 11/01/2034	20,880	0.0
33,107	6.000%, 04/01/2035	34,627	0.1
6,923	6.500%, 12/01/2029	7,186	0.0
4,008	6.500%, 01/01/2034	4,161	0.0
26	7.000%, 04/01/2033	27	0.0
4,241	7.500%, 09/01/2032	4,411	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities: (continued)
6,766	7.500%, 01/01/2033	$6,961	0.0
		5,033,183	4.9
	Total U.S. Government Agency Obligations
	(Cost $5,514,537)	5,462,574	5.3
COMMON STOCK: 0.0%
	United States: 0.0%
2,149 (3)(4)	American Media	—	—
18 (11)	Ingevity Corp.	1,065	0.0
120	Smurfit WestRock PLC	4,641	0.0
		5,706	0.0
	Total Common Stock
	(Cost $68,119)	5,706	0.0
RIGHTS: 0.0%
	United States: 0.0%
4,988 (4)(12)	Resolute Forest Products, Inc. - CVR	7,083	0.0
	Total Rights
	(Cost $–)	7,083	0.0
PURCHASED OPTIONS(13): 0.0%
	Total Purchased Options
	(Cost $12,464)	406	0.0
	Total Long-Term Investments
	(Cost $87,034,228)	84,923,339	81.7

SHORT-TERM INVESTMENTS: 18.0%
	Commercial Paper: 16.4%
1,000,000	American Electric Power Co., Inc., 3.900%, 01/14/2026	998,507	1.0
1,000,000	American Honda Finance Corp., 3.870%, 01/12/2026	998,729	1.0
1,000,000	ASB Bank Ltd., 4.240%, 01/12/2026	1,000,069	1.0
977,000	Barton Capital, LLC, 3.800%, 01/15/2026	975,476	0.9
1,000,000	Concord Minutemen Capital Co. LLC, 3.800%, 01/09/2026	999,065	1.0
1,000,000	Consolidated Edison, Inc., 3.930%, 02/12/2026	995,395	0.9
1,000,000	Dominion Energy, Inc., 3.900%, 01/20/2026	997,870	1.0
1,000,000	Duke Energy Corp., 3.860%, 02/11/2026	995,583	0.9
1,000,000	Entergy Corp., 3.960%, 03/09/2026	992,680	0.9
1,000,000	Equifax, Inc., 3.890%, 01/12/2026	998,722	1.0
1,000,000	McDonald's Corp., 3.900%, 01/16/2026	998,294	1.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
1,000,000	Medtronic Global, 3.900%, 01/07/2026	$999,253	1.0
1,000,000	Oracle Corp., 3.900%, 01/16/2026	998,293	1.0
1,000,000	Parker-Hannifin Corp., 3.890%, 01/13/2026	998,616	1.0
1,000,000	Simon Property Group, Inc., 3.930%, 01/23/2026	997,533	0.9
1,000,000	Toronto-Dominion Bank, 3.850%, 03/16/2026	992,145	0.9
1,000,000	Waste Management, Inc., 3.890%, 01/12/2026	998,723	1.0
	Total Commercial Paper
	(Cost $16,935,787)	16,934,953	16.4
	Repurchase Agreements: 0.2%
205,000 (14)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $205,044, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $209,158, due 01/31/26-11/15/55)	205,000	0.2
14,327 (14)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $14,330, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $14,614, due 04/30/26-11/15/34)	14,327	0.0
	Total Repurchase Agreements
	(Cost $219,327)	219,327	0.2

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.4%
1,501,000 (15)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $1,501,000)	$1,501,000	1.4

	Total Short-Term Investments
	(Cost $18,656,114)	$18,655,280	18.0

	Total Investments in Securities
	(Cost $105,690,342)	$103,578,619	99.7
	Assets in Excess of Other Liabilities	318,512	0.3
	Net Assets	$103,897,131	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2025.
(7)	Investment in affiliate.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(10)	Represents or includes a TBA transaction.
(11)	Non-income producing security.
(12)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2025, the Portfolio held restricted securities with a fair value of $7,083 or —% of net assets. Please refer to the table below for additional details.
(13)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(14)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(15)	Rate shown is the 7-day yield as of December 31, 2025.

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

CNY	China Yuan
CZK	Czech Koruna
EUR	EU Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
THB	Thai Baht

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0012M	12-month LIBOR

Percentage
Sector Diversification	of Net Assets
Collateralized Mortgage Obligations	12.9%
Sovereign Bonds	10.3
Mutual Funds	10.0
Commercial Mortgage-Backed Securities	9.0
U.S. Treasury Obligations	8.4
Asset-Backed Securities	8.2
Financial	6.6
U.S. Government Agency Obligations	5.3
Consumer, Non-cyclical	2.5
Utilities	2.2
Consumer, Cyclical	1.4
Industrial	1.4
Technology	1.4
Communications	1.2
Energy	0.8
Basic Materials	0.1
Materials	0.0
Rights	0.0
Purchased Options	0.0
Short-Term Investments	18.0
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
United States	$5,706	$—	$—	$5,706
Total Common Stock	5,706	—	—	5,706
Corporate Bonds/Notes	—	18,318,303	—	18,318,303
Collateralized Mortgage Obligations	—	13,380,220	870	13,381,090
Sovereign Bonds	—	10,756,937	—	10,756,937
Mutual Funds	10,423,745	—	—	10,423,745
Commercial Mortgage-Backed Securities	—	9,374,100	—	9,374,100
U.S. Treasury Obligations	—	8,721,565	—	8,721,565
Asset-Backed Securities	—	8,471,830	—	8,471,830
U.S. Government Agency Obligations	—	5,462,574	—	5,462,574
Rights	—	—	7,083	7,083
Purchased Options	—	406	—	406
Short-Term Investments	1,501,000	17,154,280	—	18,655,280
Total Investments, at fair value	$11,930,451	$91,640,215	$7,953	$103,578,619
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	71	—	71
Centrally Cleared Interest Rate Swaps	—	211,820	—	211,820
Forward Foreign Currency Contracts	—	441,236	—	441,236
Forward Premium Swaptions	—	87,360	—	87,360
Futures	31,389	—	—	31,389
OTC volatility swaps	—	6,252	—	6,252
Total Assets	$11,961,840	$92,386,954	$7,953	$104,356,747
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(695,319)	$—	$(695,319)
Forward Foreign Currency Contracts	—	(325,427)	—	(325,427)
Forward Premium Swaptions	—	(24,686)	—	(24,686)
Futures	(163,368)	—	—	(163,368)
OTC interest rate swaps	—	(38,814)	—	(38,814)
OTC total return swaps	—	(52,087)	—	(52,087)
OTC volatility swaps	—	(12,458)	—	(12,458)
Written Options	—	(17,311)	—	(17,311)
Total Liabilities	$(163,368)	$(1,166,102)	$—	$(1,329,470)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya VACS Series EMHCD Fund	$3,695,656	$299,643	$—	$238,894	$4,234,193	$261,476	$—	$38,180

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya VACS Series HYB Fund	$5,685,773	$441,457	$—	$62,322	$6,189,552	$410,658	$—	$30,804
	$9,381,429	$741,100	$—	$301,216	$10,423,745	$672,134	$—	$68,984

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2025, Voya Global Bond Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Resolute Forest Products, Inc. - CVR	3/1/2023	$—	$7,083
		$—	$7,083

At December 31, 2025, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
EUR	147,705	USD	174,069	Bank of America N.A.	01/23/26	$(307)
EUR	1,091,230	USD	1,286,994	Bank of America N.A.	01/23/26	(3,262)
USD	209,522	MXN	3,926,435	Barclays Bank PLC	01/09/26	(8,370)
CNY	57,829,338	USD	8,144,323	BNP Paribas	01/09/26	128,853
USD	86,190	BRL	463,461	BNP Paribas	01/09/26	1,772
EUR	314,413	USD	369,414	BNP Paribas	01/23/26	465
SGD	343,577	USD	264,088	Brown Brothers Harriman & Co.	01/09/26	3,333
RON	360,146	USD	81,019	Brown Brothers Harriman & Co.	01/09/26	2,035
CAD	3,423,509	USD	2,481,674	Brown Brothers Harriman & Co.	01/23/26	15,042
NZD	296,987	USD	172,110	Brown Brothers Harriman & Co.	01/23/26	(960)
USD	1,677,538	EUR	1,428,844	Citibank N.A.	01/23/26	(3,367)
ILS	446,061	USD	136,512	Deutsche Bank AG	01/09/26	3,555
USD	1,667,765	BRL	10,381,000	Goldman Sachs International	01/05/26	(225,139)
MXN	14,739,325	USD	802,664	Goldman Sachs International	01/09/26	15,276
USD	1,927,760	BRL	10,528,636	Goldman Sachs International	01/09/26	10,000
HKD	379,429	USD	48,863	Goldman Sachs International	01/09/26	(97)
USD	109,265	MXN	2,021,951	Goldman Sachs International	01/09/26	(2,940)
BRL	5,780,673	USD	1,074,335	Goldman Sachs International	01/09/26	(21,402)
EUR	453,354	USD	534,496	Goldman Sachs International	01/23/26	(1,167)
USD	639,699	EUR	547,421	Goldman Sachs International	01/23/26	(4,291)
USD	1,882,000	BRL	10,427,221	Goldman Sachs International	02/03/26	(4,859)
USD	4,074	COP	15,901,258	JPMorgan Chase Bank N.A.	01/09/26	(118)
HUF	29,109,883	USD	85,635	Morgan Stanley Capital Services LLC	01/09/26	3,334
PLN	171,616	USD	46,238	Morgan Stanley Capital Services LLC	01/09/26	1,564
USD	209,723	MXN	3,926,435	Morgan Stanley Capital Services LLC	01/09/26	(8,170)
CHF	493,860	USD	615,239	Royal Bank of Canada	01/23/26	9,706
MXN	1,941,118	USD	104,403	Standard Chartered Bank	01/09/26	3,317
PEN	245,159	USD	72,299	Standard Chartered Bank	01/09/26	621
EUR	18,176,885	USD	21,200,550	Standard Chartered Bank	01/23/26	182,898
AUD	1,869,445	USD	1,242,289	Standard Chartered Bank	01/23/26	5,441
JPY	1,310,142,895	USD	8,412,045	Standard Chartered Bank	01/23/26	(31,820)
GBP	2,456,659	USD	3,269,736	State Street Bank and Trust Co.	01/23/26	41,611
CLP	63,308,012	USD	66,928	UBS AG	01/09/26	3,374
KRW	1,693,737,212	USD	1,179,207	UBS AG	01/09/26	(3,821)
USD	170,745	THB	5,542,988	UBS AG	01/09/26	(5,274)
SEK	4,198,207	USD	450,447	UBS AG	01/23/26	6,082
DKK	1,526,805	USD	238,563	Wells Fargo Bank N.A.	01/23/26	1,974
NOK	878,092	USD	86,687	Wells Fargo Bank N.A.	01/23/26	431
USD	47,983	JPY	7,436,064	Wells Fargo Bank N.A.	01/23/26	418
JPY	12,976,064	USD	82,901	Wells Fargo Bank N.A.	01/23/26	99
USD	8,573	JPY	1,334,810	Wells Fargo Bank N.A.	01/23/26	35
USD	12,597	EUR	10,731	Wells Fargo Bank N.A.	01/23/26	(27)
USD	3,175	GBP	2,382	Wells Fargo Bank N.A.	01/23/26	(36)
						$115,809

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

At December 31, 2025, the following futures contracts were outstanding for Voya Global Bond Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
Australia 3-Year Bond	16	03/16/26	$1,121,103	$2,422
Australia 10-Year Bond	4	03/16/26	292,257	954
Canada 10-Year Bond	19	03/20/26	1,673,739	(24,975)
Euro-Bobl 5-Year	39	03/06/26	5,323,932	(24,445)
Euro-Bund	11	03/06/26	1,649,121	(12,616)
Euro-Buxl 30-year German Government Bond	7	03/06/26	905,890	(14,944)
Euro-OAT	35	03/06/26	4,960,102	(20,600)
Euro-Schatz	58	03/06/26	7,278,969	(6,069)
Japan 10-Year Bond (TSE)	1	03/13/26	845,314	(6,616)
Japanese Government Bonds 10-Year Mini	23	03/12/26	1,941,873	(17,904)
Long Gilt	12	03/27/26	1,477,941	9,972
Long-Term Euro-BTP	10	03/06/26	1,412,354	(5,501)
U.S. Treasury 2-Year Note	12	03/31/26	2,505,469	1,946
U.S. Treasury 10-Year Note	20	03/20/26	2,248,750	5,053
U.S. Treasury Long Bond	18	03/20/26	2,080,687	(9,144)
U.S. Treasury Ultra Long Bond	12	03/20/26	1,416,000	(20,554)
			$37,133,501	$(143,021)
Short Contracts:
U.S. Treasury 5-Year Note	(8)	03/31/26	(874,437)	985
U.S. Treasury Ultra 10-Year Note	(25)	03/20/26	(2,875,391)	10,057
			$(3,749,828)	$11,042

At December 31, 2025, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX North American High Yield, Series 45, Version 1	Sell	5.000	12/20/30	USD	2,000,000	$152,405	$71
						$152,405	$71

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments received quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At December 31, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649%	Annual	04/15/52	GBP	800,000	$(471,475)	$(471,475)
Pay	3-month KRW-CD-KSDA-Bloomberg	Quarterly	2.935	Quarterly	07/31/34	KRW	1,713,918,000	(28,110)	(28,110)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.105	Monthly	08/08/32	USD	1,870,000	(46,655)	(54,315)

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.058%	Monthly	05/08/29	USD	900,000	$(7,216)	$(7,005)
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.674	Annual	09/30/52	GBP	70,000	11,600	11,600
Receive	1-day Secured Overnight Financing Rate	Monthly	3.678	Monthly	05/03/26	USD	17,000,000	(3,615)	(3,815)
Receive	1-day Secured Overnight Financing Rate	Annual	3.388	Annual	12/14/28	USD	6,273,000	(220)	(220)
Receive	1-day Secured Overnight Financing Rate	Annual	3.605	Annual	01/08/31	USD	4,000,000	(25,155)	(25,155)
Receive	1-day Secured Overnight Financing Rate	Monthly	3.114	Monthly	03/08/28	USD	3,600,000	11,694	12,383
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD	3,000,000	16,949	16,949
Receive	1-day Secured Overnight Financing Rate	Annual	3.333	Annual	12/17/27	USD	3,000,000	(797)	(797)
Receive	1-day Secured Overnight Financing Rate	Annual	4.006	Annual	06/26/29	USD	3,000,000	(62,416)	(62,416)
Receive	1-day Secured Overnight Financing Rate	Monthly	3.046	Monthly	05/08/30	USD	2,300,000	30,373	30,177
Receive	1-day Secured Overnight Financing Rate	Monthly	3.477	Monthly	05/03/27	USD	2,250,000	(4,735)	(4,782)
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	2,000,000	104,353	104,353
Receive	1-day Secured Overnight Financing Rate	Annual	3.750	Annual	05/21/30	USD	2,000,000	(26,142)	(26,142)
Receive	1-day Secured Overnight Financing Rate	Annual	3.464	Annual	09/26/32	USD	2,000,000	15,211	15,211
Receive	1-day Secured Overnight Financing Rate	Annual	3.482	Annual	06/09/33	USD	2,000,000	20,616	20,616
Receive	1-day Secured Overnight Financing Rate	Annual	3.597	Annual	12/17/32	USD	1,000,000	531	531
Receive	1-day Secured Overnight Financing Rate	Annual	3.860	Annual	06/26/34	USD	1,000,000	(11,087)	(11,087)
Receive	1-day Secured Overnight Financing Rate	Annual	4.155	Annual	01/05/57	USD	169,583	—	—
								$(476,296)	$(483,499)

At December 31, 2025, the following OTC interest rate swaps were outstanding for Voya Global Bond Portfolio:

		Floating								Upfront
		Rate Index			Fixed Rate					Payments	Unrealized
Pay/Receive		Payment		Fixed	Payment	Maturity	Notional		Fair	Paid/	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Counterparty	Rate	Frequency	Date	Amount		Value	(Received)	(Depreciation)
Pay	7-Day China Fixing Repo Rates	Quarterly	BNP Paribas	1.436%	Quarterly	04/24/30	CNY	46,977,000	$(38,814)	$—	$(38,814)
									$(38,814)	$—	$(38,814)

At December 31, 2025, the following OTC total return swaps were outstanding for Voya Global Bond Portfolio:

		Reference	(Pay)/	Floating						Upfront
Pay/Receive		Entity	Receive	Rate						Payments	Unrealized
Total		Payment	Financing	Payment		Termination	Notional		Fair	Paid/	Appreciation/
Return(1)	Reference Entity	Frequency	Rate	Frequency	Counterparty	Date	Amount		Value	(Received)	(Depreciation)
Receive	Japanese Government 30-Year Treasury Bond	At Termination Date	(1-day Tokyo Overnight Average Rate)	At Termination Date	Citibank N.A.	02/17/26	JPY	160,000,000	$(30,658)	$—	$(30,658)
Receive	Japanese Government 5-Year Treasury Bond	At Termination Date	(1-day Tokyo Overnight Average Rate)	At Termination Date	Nomura Global Financial Products Inc.	03/06/26	JPY	500,000,000	(12,949)	—	(12,949)
Receive	Japanese Government 20-Year Treasury Bond	At Termination Date	(1-day Tokyo Overnight Average Rate)	At Termination Date	Nomura Global Financial Products Inc.	03/13/26	JPY	240,000,000	(8,480)	—	(8,480)
									$(52,087)	$—	$(52,087)

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

At December 31, 2025, the following OTC volatility swaps were outstanding for Voya Global Bond Portfolio:

Pay/		Volatility						Unrealized
Receive		Strike		Maturity		Notional		Appreciation
Volatility(1)	Reference Entity	Rate	Counterparty	Date	Currency	Amount	Fair Value	(Depreciation)
Pay	USD vs. MXN Spot Exchange Rate	12.000%	Bank of America N.A.	06/16/26	USD	2,381,836	$(234)	$(234)
Pay	USD vs. BRL Spot Exchange Rate	15.300%	Bank of America N.A.	01/05/26	USD	1,780,000	4,168	4,168

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Pay/		Volatility						Unrealized
Receive		Strike		Maturity		Notional		Appreciation
Volatility(1)	Reference Entity	Rate	Counterparty	Date	Currency	Amount	Fair Value	(Depreciation)
Pay	USD vs. BRL Spot Exchange Rate	15.300%	Morgan Stanley Capital Services LLC	01/05/26	USD	890,000	$2,084	$2,084
Receive	USD vs. ZAR Spot Exchange Rate	10.950%	Goldman Sachs International	04/30/26	USD	7,000	(12,224)	(12,224)
							$(6,206)	$(6,206)

At December 31, 2025, the following OTC written credit default swaptions were outstanding for Voya Global Bond Portfolio:

				(Pay)/
				Receive
			Exercise	Fixed	Payment	Expiration	Notional		Premiums	Fair
Description	Counterparty	Reference Entity	Rate	Rate	Frequency	Date	Amount		Received	Value
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield, Series 45, Version 2	105.00%	5.000%	Quarterly	03/18/26	USD	1,000,000	$7,500	$(4,514)
									$7,500	$(4,514)

At December 31, 2025, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:

		Expiration	Exercise			Premiums
Description	Counterparty	Date	Price	Notional Amount		Received	Fair Value
Call EUR vs. Put ZAR	Goldman Sachs International	01/08/27	21.500	EUR	42,000	$12,603	$(12,611)
						$12,603	$(12,611)

At December 31, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Global Bond Portfolio:

		Pay/
		Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional
Description	Counterparty	Rate	Rate	Index	Date	Amount		Cost	Fair Value
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Receive	2.500%	6-month EUR-EURIBOR	05/20/26	EUR	2,232,000	$12,464	$406
								$12,464	$406

At December 31, 2025, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

		Pay/Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional		Premiums
Description	Counterparty	Rate	Rate	Index	Date	Amount		Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	2.300%	6-month EUR-EURIBOR	05/20/26	EUR	1,116,000	$9,191	$(186)
								$9,191	$(186)

At December 31, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Portfolio:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	1,307,000	$(898,002)	$10,329
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	3,070,500	(293,300)	11,396
Put on 30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	4.650%	Pay	1-day Secured Overnight Financing Rate	08/30/27	USD	1,126,800	(52,554)	(7,663)
								$(1,243,856)	$14,062

At December 31, 2025, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Portfolio:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Call on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.860%	Pay	1-day Secured Overnight Financing Rate	11/08/27	USD	563,400	$21,691	$5,525

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Pay	1-day Secured Overnight Financing Rate	09/23/27	USD	5,634,000	$26,480	$6,838
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	2.500%	Pay	1-day Secured Overnight Financing Rate	09/25/26	USD	11,542,000	13,389	4,831
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Pay	1-day Secured Overnight Financing Rate	12/16/27	USD	2,817,000	13,099	874
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Pay	1-day Secured Overnight Financing Rate	11/22/27	USD	5,634,000	26,480	6,518
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.170%	Pay	1-day Secured Overnight Financing Rate	08/23/27	USD	2,817,000	14,261	4,458
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Pay	1-day Secured Overnight Financing Rate	08/12/27	USD	5,634,000	28,029	6,656
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Pay	1-day Secured Overnight Financing Rate	08/12/27	USD	2,817,000	14,085	3,394
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD	2,817,000	10,775	—
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.108%	Pay	1-day Secured Overnight Financing Rate	11/19/26	USD	2,817,000	9,366	2,262
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.109%	Pay	1-day Secured Overnight Financing Rate	11/19/26	USD	2,817,000	9,366	2,245
Call on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.123%	Pay	1-day Secured Overnight Financing Rate	10/25/27	USD	5,634,000	26,269	(4,742)
Call on 30-Year Interest Rate Swap	Deutsche Bank AG	4.135%	Pay	1-day Secured Overnight Financing Rate	12/18/26	USD	563,400	28,959	4,123
Put on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.860%	Receive	1-day Secured Overnight Financing Rate	11/08/27	USD	563,400	21,691	(2,630)
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Receive	1-day Secured Overnight Financing Rate	09/23/27	USD	5,634,000	26,480	(2,363)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Receive	1-day Secured Overnight Financing Rate	12/16/27	USD	2,817,000	13,099	(276)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Receive	1-day Secured Overnight Financing Rate	11/22/27	USD	5,634,000	26,480	(4,445)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.600%	Receive	1-day Secured Overnight Financing Rate	08/30/27	USD	20,282,400	57,805	(609)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.170%	Receive	1-day Secured Overnight Financing Rate	08/23/27	USD	2,817,000	14,261	649
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Receive	1-day Secured Overnight Financing Rate	08/12/27	USD	5,634,000	28,029	3,530
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Receive	1-day Secured Overnight Financing Rate	08/12/27	USD	2,817,000	14,085	1,832
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD	2,817,000	10,775	—
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.108%	Receive	1-day Secured Overnight Financing Rate	11/19/26	USD	2,817,000	9,366	308
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.109%	Receive	1-day Secured Overnight Financing Rate	11/19/26	USD	2,817,000	9,366	332
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.123%	Receive	1-day Secured Overnight Financing Rate	10/25/27	USD	5,634,000	26,269	7,360
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.631%	Receive	1-day Secured Overnight Financing Rate	09/08/26	USD	11,542,000	10,965	2,675
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.622%	Receive	1-day Secured Overnight Financing Rate	09/08/26	USD	5,771,000	5,482	1,225
Put on 30-Year Interest Rate Swap	Deutsche Bank AG	4.135%	Receive	1-day Secured Overnight Financing Rate	12/18/26	USD	563,400	28,959	(1,958)
								$545,361	$48,612

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Currency Abbreviations:			Currency Abbreviations:
AUD	—	Australian Dollar	SGD	—	Singapore Dollar
BRL	—	Brazilian Real	THB	—	Thai Baht
CAD	—	Canadian Dollar	USD	—	United States Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	Chinese Yuan
COP	—	Colombian Peso
DKK	—	Danish Krone
EUR	—	EU Euro
GBP	—	British Pound
HKD	—	Hong Kong Sar Dollar
HUF	—	Hungarian Forint
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
SEK	—	Swedish Krona

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$406
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	441,236
Interest rate contracts	Unrealized appreciation on forward premium swaptions	87,360
Interest rate contracts	Variation margin receivable on futures contracts**	31,389
Credit contracts	Variation margin receivable on centrally cleared swaps**	71
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	211,820
Foreign exchange contracts	Unrealized appreciation on OTC swap agreements	6,252
Total Asset Derivatives		$778,534

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$325,427
Interest rate contracts	Unrealized depreciation on forward premium swaptions	24,686
Interest rate contracts	Variation margin payable on futures contracts**	163,368
Interest rate contracts	Variation margin payable on centrally cleared swaps**	695,319
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	12,458
Interest rate contracts	Unrealized depreciation on OTC swap agreements	90,901
Credit contracts	Written options, at fair value	4,514
Foreign exchange contracts	Written options, at fair value	12,611
Interest rate contracts	Written options, at fair value	186
Total Liability Derivatives		$1,329,470

*	Includes purchased options.

**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$(10,690)	$—	$—	$14,251	$121,824	$125,385
Foreign exchange contracts	(3,581)	324,010	—	20,001	79,314	419,744
Interest rate contracts	28,635	—	(848,445)	(177,141)	4,044	(992,906)
Total	$14,364	$324,010	$(848,445)	$(142,889)	$205,182	$(447,777)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$71	$2,986	$3,056
Foreign exchange contracts	(580)	907,966	—	(3,061)	(9,061)	895,264
Interest rate contracts	(116,862)	—	148,822	(818,601)	104,585	(682,056)
Total	$(117,442)	$907,966	$148,822	$(821,591)	$98,510	$216,264

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2025:

				Brown			Goldman	JPMorgan	Morgan	Nomura Global
	Bank of	Barclays Bank		Brothers		Deutsche Bank	Sachs	Chase Bank	Stanley Capital	Financial
	America N.A.	PLC	BNP Paribas	Harriman & Co.	Citibank N.A.	AG	International	N.A.	Services LLC	Products Inc.
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$—	$—	$406	$—
Forward foreign currency contracts	—	—	131,090	20,410	—	3,555	25,276	—	4,898	—
Forward premium swaptions	—	21,725	—	—	—	15,792	—	38,583	—	11,260
OTC volatility swaps	4,168	—	—	—	—	—	—	—	2,084	—
Total Assets	$4,168	$21,725	$131,090	$20,410	$—	$19,347	$25,276	$38,583	$7,388	$11,260
Liabilities:
Forward foreign currency contracts	$3,569	$8,370	$—	$960	$3,367	$—	$259,895	$118	$8,170	$—
Forward premium swaptions	—	—	—	—	—	4,321	—	15,623	—	4,742
OTC interest rate swaps	—	—	38,814	—	—	—	—	—	—	—
OTC total return swaps	—	—	—	—	30,658	—	—	—	—	21,429
OTC volatility swaps	234	—	—	—	—	—	12,224	—	—	—
Written options	—	—	—	—	—	—	12,611	4,514	186	—
Total Liabilities	$3,803	$8,370	$38,814	$960	$34,025	$4,321	$284,730	$20,255	$8,356	$26,171
Net OTC derivative instruments
by counterparty, at fair value	$365	$13,355	$92,276	$19,450	$(34,025)	$15,026	$(259,454)	$18,328	$(968)	$(14,911)
Total collateral pledged by
the Portfolio/(Received from
counterparty)	$—	$—	$—	$—	$—	$—	$220,000	$—	$—	$—
Net Exposure(1)(2)	$365	$13,355	$92,276	$19,450	$(34,025)	$15,026	$(39,454)	$18,328	$(968)	$(14,911)

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			State Street
	Royal Bank of	Standard	Bank and Trust		Wells Fargo
	Canada	Chartered Bank	Co.	UBS AG	Bank N.A.	Total
Assets:
Purchased options	$—	$—	$—	$—	$—	$406
Forward foreign currency contracts	9,706	192,277	41,611	9,456	2,957	441,236
Forward premium swaptions	—	—	—	—	—	87,360
OTC volatility swaps	—	—	—	—	—	6,252
Total Assets	$9,706	$192,277	$41,611	$9,456	$2,957	$535,254
Liabilities:
Forward foreign currency contracts	$—	$31,820	$—	$9,095	$63	$325,427
Forward premium swaptions	—	—	—	—	—	24,686
OTC interest rate swaps	—	—	—	—	—	38,814
OTC total return swaps	—	—	—	—	—	52,087
OTC volatility swaps	—	—	—	—	—	12,458
Written options	—	—	—	—	—	17,311
Total Liabilities	$—	$31,820	$—	$9,095	$63	$470,783
Net OTC derivative instruments by counterparty, at fair value	$9,706	$160,457	$41,611	$361	$2,894	$64,471
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$(160,457)	$—	$—	$—	$59,543
Net Exposure(1)(2)	$9,706	$—	$41,611	$361	$2,894	$124,014

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At December 31, 2025, the Portfolio had pledged $220,000 in cash collateral to Goldman Sachs International. In addition, the Portfolio received $290,000 from Standard Chartered Bank. Excess cash collateral, if any, is not shown for financial reporting purposes.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $108,207,296.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,613,384
Gross Unrealized Depreciation	(6,073,094)
Net Unrealized Depreciation	$(4,459,710)

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.6%
	Brazil: 4.4%
1,795,941 (1)	NU Holdings Ltd./Cayman Islands - Class A	$30,064,053	2.7
157,702 (2)	Wheaton Precious Metals Corp.	18,533,139	1.7
		48,597,192	4.4

	China: 5.1%
110,035	Alibaba Group Holding Ltd., ADR	16,128,930	1.4
211,500	Contemporary Amperex Technology Co. Ltd. - Class A	11,121,208	1.0
210,100	Shenzhen Envicool Technology Co. Ltd. - Class A	3,213,227	0.3
169,800	Tencent Holdings Ltd.	13,031,053	1.2
185,950	Trip.com Group Ltd.	13,332,881	1.2
		56,827,299	5.1

	Germany: 3.8%
414,985	BASF SE	21,835,905	2.0
145,511 (1)	Siemens Energy AG	20,413,507	1.8
		42,249,412	3.8

	India: 2.6%
82,021	Maruti Suzuki India Ltd.	15,254,275	1.4
744,430	Reliance Industries Ltd.	13,026,495	1.2
		28,280,770	2.6

	Indonesia: 1.0%
23,619,200	Bank Central Asia Tbk PT	11,405,634	1.0

	Italy: 4.2%
400,155	Assicurazioni Generali SpA	16,721,825	1.5
2,813,790	Enel SpA	29,255,883	2.7
		45,977,708	4.2

	Japan: 2.0%
844,300	Sony Group Corp.	21,657,130	2.0

	Singapore: 0.8%
1,777,598 (1)	Grab Holdings Ltd. - Class A	8,870,214	0.8

	Switzerland: 1.2%
63,240	Galderma Group AG	12,877,742	1.2

	United Kingdom: 4.6%
4,371,319	Barclays PLC	27,981,273	2.5
281,093	Reckitt Benckiser Group PLC	22,745,779	2.1
		50,727,052	4.6

	United States: 66.9%
136,204	3M Co.	21,806,260	2.0
115,042	AbbVie, Inc.	26,285,947	2.4
206,184	Acushnet Holdings Corp.	16,457,607	1.5
103,704	Alphabet, Inc. - Class A	32,459,352	2.9
92,046	Apple, Inc.	25,023,626	2.3
21,954 (1)	AppLovin Corp. - Class A	14,793,044	1.3
36,993 (1)	Astera Labs, Inc.	6,154,156	0.5
486,844	Bank of America Corp.	26,776,420	2.4
28,925	Broadcom, Inc.	10,010,943	0.9
202,620	Bunge Global SA	18,049,390	1.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
67,255	CH Robinson Worldwide, Inc.	$10,811,914	1.0
38,773 (1)	Ciena Corp.	9,067,842	0.8
375,665	Cisco Systems, Inc.	28,937,475	2.6
544,640 (1)	Coeur Mining, Inc.	9,710,931	0.9
24,078	Constellation Energy Corp.	8,506,035	0.8
320,527	Coterra Energy, Inc.	8,436,271	0.8
154,965	Estee Lauder Cos., Inc. - Class A	16,227,935	1.5
101,962 (1)	First Solar, Inc.	26,635,533	2.4
326,745	Fox Corp. - Class A	23,875,257	2.2
360,098	Freeport-McMoRan, Inc.	18,289,377	1.6
60,540	Garmin Ltd.	12,280,539	1.1
46,747	GE Aerospace	14,399,478	1.3
26,193	HCA Healthcare, Inc.	12,228,464	1.1
123,698	Holcim AG	12,042,040	1.1
19,420 (1)	Intuitive Surgical, Inc.	10,998,711	1.0
61,840	ITT, Inc.	10,729,858	1.0
635,045 (1)	Joby Aviation, Inc.	8,382,594	0.8
9,080	Meta Platforms, Inc. - Class A	5,993,617	0.5
23,012	Microsoft Corp.	11,129,064	1.0
231,920 (1)	Moderna, Inc.	6,839,321	0.6
162,260 (1)	Natera, Inc.	37,172,143	3.4
123,664	NVIDIA Corp.	23,063,336	2.1
131,756	Prologis, Inc.	16,819,971	1.5
92,055 (1)	Repligen Corp.	15,084,132	1.4
132,601 (1)	Robinhood Markets, Inc. - Class A	14,997,173	1.3
211,628 (1)	Rocket Lab Corp.	14,763,169	1.3
62,848	Rockwell Automation, Inc.	24,452,271	2.2
354,551	Shell PLC	13,065,954	1.2
40,014	Targa Resources Corp.	7,382,583	0.7
79,036 (1)	Tesla, Inc.	35,544,070	3.2
98,070 (1)	United Airlines Holdings, Inc.	10,966,187	1.0
48,397	Valero Energy Corp.	7,878,548	0.7
55,238	Vertiv Holdings Co. - Class A	8,949,108	0.8
246,598	Walmart, Inc.	27,473,483	2.5
583,125 (1)	Waystar Holding Corp.	19,097,344	1.7
		740,048,473	66.9
	Total Common Stock (Cost $878,849,777)	1,067,518,626	96.6
	Total Long-Term Investments (Cost $878,849,777)	1,067,518,626	96.6

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Repurchase Agreements: 0.7%
1,772,026 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $1,772,400, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-7.003%, Market Value plus accrued interest $1,807,467, due 12/01/30-11/20/75)	$1,772,026	0.2
1,885,134 (3)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,885,541, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $1,923,370, due 01/31/26-11/15/55)	1,885,134	0.2
1,772,026 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $1,772,397, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $1,807,467, due 10/15/26-12/20/55)	1,772,026	0.2
1,393,814 (3)	HSBC Securities (USA), Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $1,394,107, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.225%-6.500%, Market Value plus accrued interest $1,421,690, due 06/01/34-09/01/55)	1,393,814	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
474,592 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $474,692, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $484,084, due 04/30/26-11/15/34)	$474,592	0.0
	Total Repurchase Agreements (Cost $7,297,592)	7,297,592	0.7

	Time Deposits: 0.0%
130,000 (3)	Landesbank Hessen Thueringen Girozentrale, 3.640%, 01/02/2026	130,000	0.0
130,000 (3)	Mizuho Bank Ltd., 3.640%, 01/02/2026	130,000	0.0
150,000 (3)	National Bank of Canada, 3.630%, 01/02/2026	150,000	0.0
180,000 (3)	Royal Bank of Canada, 3.850%, 01/02/2026	180,000	0.0
	Total Time Deposits (Cost $590,000)	590,000	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.3%
36,805,539 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $36,805,539)	$36,805,539	3.3

	Total Short-Term Investments (Cost $44,693,131)	44,693,131	4.0
	Total Investments in Securities (Cost $923,542,908)	$1,112,211,757	100.6
	Liabilities in Excess of Other Assets	(6,667,601)	(0.6)
	Net Assets	$1,105,544,156	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Sector Diversification	Percentage of Net Assets
Industrials	15.3%
Information Technology	14.0
Health Care	12.7
Consumer Discretionary	11.8
Financials	11.6
Consumer Staples	7.7
Materials	7.3
Communication Services	6.8
Energy	4.5
Utilities	3.4
Real Estate	1.5
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Brazil	$48,597,192	$—	$—	$48,597,192
China	16,128,930	40,698,369	—	56,827,299
Germany	—	42,249,412	—	42,249,412
India	—	28,280,770	—	28,280,770
Indonesia	—	11,405,634	—	11,405,634
Italy	—	45,977,708	—	45,977,708
Japan	—	21,657,130	—	21,657,130
Singapore	8,870,214	—	—	8,870,214
Switzerland	—	12,877,742	—	12,877,742
United Kingdom	—	50,727,052	—	50,727,052
United States	714,940,479	25,107,994	—	740,048,473
Total Common Stock	788,536,815	278,981,811	—	1,067,518,626
Short-Term Investments	36,805,539	7,887,592	—	44,693,131
Total Investments, at fair value	$825,342,354	$286,869,403	$—	$1,112,211,757

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Written options	Total
Equity contracts	$—	$(310,200)	$(310,200)
Interest rate contracts	(141,980)	—	(141,980)
Total	$(141,980)	$(310,200)	$(452,180)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $927,521,450.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$202,326,870
Gross Unrealized Depreciation	(15,774,570)
Net Unrealized Appreciation	$186,552,300

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Australia: 6.6%
184,844	ANZ Group Holdings Ltd.	$4,469,099	1.3
28,042	ASX Ltd.	960,223	0.3
31,340	BHP Group Ltd. - Class DI	945,817	0.3
44,849	Brambles Ltd.	684,860	0.2
57,377	Computershare Ltd.	1,300,372	0.4
399,664	Insurance Australia Group Ltd.	2,121,108	0.6
675,827	Medibank Pvt Ltd.	2,156,815	0.6
22,972	National Australia Bank Ltd.	645,900	0.2
161,692	QBE Insurance Group Ltd.	2,140,718	0.6
3,433	Rio Tinto Ltd.	334,909	0.1
655,399	Scentre Group	1,832,100	0.5
116,780	Sonic Healthcare Ltd.	1,758,359	0.5
573,564	Telstra Group Ltd.	1,860,970	0.5
193,018	Transurban Group	1,826,650	0.5
		23,037,900	6.6

	Austria: 0.6%
39,377	OMV AG	2,191,226	0.6

	Belgium: 1.4%
33,095	Ageas SA	2,318,663	0.7
19,928	KBC Group NV	2,595,341	0.7
		4,914,004	1.4

	China: 0.7%
481,000	BOC Hong Kong Holdings Ltd.	2,441,071	0.7

	Denmark: 1.4%
61,243	Danske Bank A/S	3,058,248	0.9
72,530	Tryg A/S	1,896,762	0.5
		4,955,010	1.4

	Finland: 1.9%
188,379	Nordea Bank Abp - EUR	3,544,208	1.0
241,325	Sampo Oyj - Class A	2,919,743	0.9
		6,463,951	1.9

	France: 8.1%
9,682	Air Liquide SA	1,819,768	0.5
59,423	AXA SA	2,851,174	0.8
18,371	BNP Paribas SA	1,738,024	0.5
51,703	Bureau Veritas SA	1,644,817	0.5
24,816	Carrefour SA	414,069	0.1
2,631	Covivio SA/France	174,647	0.1
134,803	Credit Agricole SA	2,775,305	0.8
32,095	Danone SA	2,894,936	0.8
5,891	Eiffage SA	844,058	0.2
133,647	Engie SA	3,510,816	1.0
67,771	Getlink SE	1,250,986	0.4
33,795	Klepierre SA	1,337,108	0.4
33,957	La Francaise des Jeux SAEM	939,955	0.3
188,209	Orange SA	3,140,558	0.9
5,481	Safran SA	1,909,124	0.6
11,980	TotalEnergies SE	781,071	0.2
		28,026,416	8.1

	Germany: 5.7%
17,464	Allianz SE	8,074,948	2.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
86,597	Deutsche Telekom AG, Reg	$2,818,821	0.8
64,803	E.ON SE	1,227,038	0.4
14,256	Fresenius Medical Care AG & Co. KGaA	680,945	0.2
50,212	Fresenius SE & Co. KGaA	2,876,732	0.8
1,059	Hannover Rueck SE	329,541	0.1
15,814	Mercedes-Benz Group AG	1,096,258	0.3
14,920 (1)	Scout24 SE	1,498,562	0.4
8,721	Talanx AG	1,158,487	0.4
		19,761,332	5.7

	Hong Kong: 2.7%
202,500	CK Infrastructure Holdings Ltd.	1,500,572	0.4
219,500	CLP Holdings Ltd.	1,963,406	0.6
1,194,000	HKT Trust & HKT Ltd. - Stapled Security	1,768,025	0.5
147,400	Link REIT	658,144	0.2
322,500	Power Assets Holdings Ltd.	2,285,309	0.7
1,066,000 (1)	WH Group Ltd.	1,187,539	0.3
		9,362,995	2.7

	Ireland: 1.5%
249,199	AIB Group PLC	2,664,021	0.8
129,386	Bank of Ireland Group PLC	2,474,544	0.7
		5,138,565	1.5

	Israel: 1.1%
88,674	Bank Hapoalim BM	2,005,546	0.6
88,006	Bank Leumi Le-Israel BM	1,939,450	0.5
		3,944,996	1.1

	Italy: 6.3%
466,560	Enel SpA	4,850,975	1.4
181,525	Eni SpA	3,441,005	1.0
31,570	FinecoBank Banca Fineco SpA	817,964	0.2
777,539	Intesa Sanpaolo SpA	5,372,870	1.5
103,528 (1)	Poste Italiane SpA	2,598,953	0.8
199,361	Terna - Rete Elettrica Nazionale	2,120,940	0.6
33,558	UniCredit SpA	2,779,495	0.8
		21,982,202	6.3

	Japan: 21.1%
52,500 (2)	AGC, Inc.	1,741,096	0.5
13,500	ANA Holdings, Inc.	256,388	0.1
278,900	Asahi Kasei Corp.	2,479,072	0.7
204,000	Astellas Pharma, Inc.	2,715,141	0.8
118,600 (2)	Bridgestone Corp.	2,668,415	0.8
75,000	Central Japan Railway Co.	2,077,500	0.6
269,500	Concordia Financial Group Ltd.	2,227,961	0.6
108,600	Daito Trust Construction Co. Ltd.	2,067,959	0.6
74,200	Daiwa House Industry Co. Ltd.	2,464,836	0.7
199,400	Denso Corp.	2,754,136	0.8

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
71,300	East Japan Railway Co.	$1,879,246	0.5
6,200	Isuzu Motors Ltd.	96,764	0.0
98,600 (2)	Japan Airlines Co. Ltd.	1,828,610	0.5
207,600	Japan Post Bank Co. Ltd.	2,922,401	0.8
88,100 (2)	Japan Tobacco, Inc.	3,166,517	0.9
140,500	JFE Holdings, Inc.	1,791,219	0.5
20,400	Kao Corp.	814,196	0.2
137,600	Kirin Holdings Co. Ltd.	2,059,736	0.6
16,700	Makita Corp.	506,160	0.2
100,500	MatsukiyoCocokara & Co.	1,740,015	0.5
390,900	Mitsubishi Chemical Group Corp.	2,288,185	0.7
56,800	MS&AD Insurance Group Holdings, Inc.	1,333,495	0.4
166	Nippon Building Fund, Inc.	151,298	0.1
256,400 (2)	Nippon Steel Corp.	1,049,203	0.3
2,697,100	Nippon Telegraph & Telephone Corp.	2,722,698	0.8
76,300	Nitto Denko Corp.	1,816,681	0.5
112,900	Obayashi Corp.	2,362,761	0.7
57,100	Obic Co. Ltd.	1,792,294	0.5
4,600	Oracle Corp. Japan	386,626	0.1
14,100	ORIX Corp.	412,387	0.1
12,900	Osaka Gas Co. Ltd.	448,235	0.1
65,800	Secom Co. Ltd.	2,338,150	0.7
38,400	Shin-Etsu Chemical Co. Ltd.	1,192,748	0.4
91,800	Sumitomo Corp.	3,177,428	0.9
63,600 (2)	Suntory Beverage & Food Ltd.	1,912,678	0.6
116,700	Takeda Pharmaceutical Co. Ltd.	3,625,317	1.1
12,100	TIS, Inc.	406,507	0.1
178,800 (2)	Tokyo Metro Co. Ltd.	1,820,075	0.5
159,900	Tokyu Corp.	1,868,675	0.5
73,900 (2)	Tsuruha Holdings, Inc.	1,357,790	0.4
92,600	West Japan Railway Co.	1,845,069	0.5
257,100	Z Holdings Corp.	684,130	0.2
		73,249,798	21.1

	Netherlands: 6.3%
81,729 (1)	ABN AMRO Bank NV	2,855,518	0.8
32,658	ASR Nederland NV	2,323,640	0.7
11,984 (1)	Euronext NV	1,800,210	0.5
23,302	Heineken Holding NV	1,706,330	0.5
178,208	ING Groep NV	5,009,106	1.4
75,467	Koninklijke Ahold Delhaize NV	3,094,664	0.9
528,394	Koninklijke KPN NV	2,469,032	0.7
34,095	NN Group NV	2,630,243	0.8
		21,888,743	6.3

	New Zealand: 0.7%
137,959	Contact Energy Ltd.	733,921	0.2
73,301	Fisher & Paykel Healthcare Corp. Ltd.	1,592,611	0.5
		2,326,532	0.7

	Norway: 3.7%
91,148	Aker BP ASA	2,319,368	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Norway (continued)
104,675	DNB Bank ASA	$2,916,327	0.8
106,320	Equinor ASA	2,507,220	0.7
40,564	Gjensidige Forsikring ASA	1,212,390	0.4
152,802	Orkla ASA	1,701,564	0.5
149,125	Telenor ASA	2,168,940	0.6
		12,825,809	3.7

	Singapore: 1.6%
49,100	DBS Group Holdings Ltd.	2,150,809	0.6
212,900	Oversea-Chinese Banking Corp. Ltd.	3,270,830	1.0
		5,421,639	1.6

	Spain: 2.5%
68,633 (1)	Aena SME SA	1,917,663	0.5
313,302	CaixaBank SA	3,830,465	1.1
48,348	Iberdrola SA	1,046,897	0.3
35,085	Naturgy Energy Group SA	1,068,279	0.3
48,765	Repsol SA	909,877	0.3
		8,773,181	2.5

	Sweden: 0.3%
1,270	Essity AB - Class B	36,514	0.0
29,337	Swedbank AB - Class A	1,017,849	0.3
		1,054,363	0.3

	Switzerland: 4.6%
19,600	ABB Ltd., Reg	1,444,864	0.4
3,829	Banque Cantonale Vaudoise	484,062	0.1
6,849	BKW AG	1,452,746	0.4
3,774	DSM-Firmenich AG	304,448	0.1
1,324	EMS-Chemie Holding AG	913,337	0.3
876	Galderma Group AG	178,382	0.1
552	Givaudan SA, Reg	2,183,850	0.6
8,530	Helvetia Holding AG	2,243,502	0.6
19,810	SGS SA	2,272,360	0.7
436	Swiss Life Holding AG	502,204	0.1
1,288	Swisscom AG, Reg	935,548	0.3
3,931	Zurich Insurance Group AG	2,974,598	0.9
		15,889,901	4.6

	United Kingdom: 12.9%
37,971	Admiral Group PLC	1,624,313	0.5
308,936	Aviva PLC	2,840,633	0.8
86,099	BAE Systems PLC	1,981,566	0.6
26,253	Barclays PLC	168,048	0.1
87,841	British American Tobacco PLC	4,979,746	1.4
284,122	Centrica PLC	647,813	0.2
73,688	Hikma Pharmaceuticals PLC	1,536,164	0.4
694,798	HSBC Holdings PLC	10,933,261	3.2
69,886	Imperial Brands PLC	2,934,515	0.8
114,010	M&G PLC	438,915	0.1
322,690	NatWest Group PLC	2,830,717	0.8
138,629	Pearson PLC	1,960,073	0.6
49,195	Reckitt Benckiser Group PLC	3,980,813	1.1
16,557	RELX PLC - GBP	667,026	0.2

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
133,677	Rolls-Royce Holdings PLC	$2,067,402	0.6
59,962	Sage Group PLC	872,113	0.3
35,367	Smith & Nephew PLC	588,185	0.2
57,541	Smiths Group PLC	1,820,030	0.5
8,400	Tesco PLC	49,953	0.0
113,587	United Utilities Group PLC	1,824,931	0.5
		44,746,217	12.9

	United States: 7.1%
46,909	Aegon Ltd.	364,778	0.1
604,969	BP PLC	3,528,144	1.0
69,988	GSK PLC	1,715,905	0.5
16,386	Nestle SA	1,626,460	0.5
13,985	Novartis AG, Reg	1,927,077	0.6
20,139	Roche Holding AG	8,316,808	2.4
191,416	Shell PLC	7,054,085	2.0
		24,533,257	7.1
	Total Common Stock (Cost $268,126,468)	342,929,108	98.8

EXCHANGE-TRADED FUNDS: 1.1%
53,045	iShares MSCI EAFE Value ETF	3,787,944	1.1
	Total Exchange-Traded Funds (Cost $3,742,880)	3,787,944	1.1

PREFERRED STOCK: 0.7%
	Germany: 0.7%
31,601	Henkel AG & Co. KGaA	2,578,159	0.7
	Total Preferred Stock (Cost $2,523,778)	2,578,159	0.7
	Total Long-Term Investments (Cost $274,393,126)	349,295,211	100.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Repurchase Agreements: 3.3%
2,112,351 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $2,112,797, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-7.003%, Market Value plus accrued interest $2,154,598, due 12/01/30-11/20/75)	2,112,351	0.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,946,211 (3)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $2,946,847, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $3,005,968, due 01/31/26-11/15/55)	$2,946,211	0.9
2,769,438 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $2,770,018, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $2,824,827, due 10/15/26-12/20/55)	2,769,438	0.8
740,638 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $740,794, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $755,451, due 04/30/26-11/15/34)	740,638	0.2
2,798,900 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $2,799,509, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,846,156, due 04/15/28-02/15/55)	2,798,900	0.8
	Total Repurchase Agreements (Cost $11,367,538)	11,367,538	3.3

	Time Deposits: 0.3%
210,000 (3)	Landesbank Hessen Thueringen Girozentrale, 3.640%, 01/02/2026	210,000	0.1

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
210,000 (3)	Mizuho Bank Ltd., 3.640%, 01/02/2026	$210,000	0.1
280,000 (3)	Royal Bank of Canada, 3.850%, 01/02/2026	280,000	0.1
140,000 (3)	Societe Generale S.A., 3.640%, 01/02/2026	140,000	0.0
120,000 (3)	Toronto-Dominion Bank, 3.650%, 01/02/2026	120,000	0.0
	Total Time Deposits (Cost $960,000)	960,000	0.3
	Total Short-Term Investments (Cost $12,327,538)	12,327,538	3.6
	Total Investments in Securities (Cost $286,720,664)	$361,622,749	104.2
	Liabilities in Excess of Other Assets	(14,684,270)	(4.2)
	Net Assets	$346,938,479	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financials	37.5%
Industrials	12.5
Consumer Staples	11.0
Health Care	7.9
Utilities	7.1
Energy	6.6
Communication Services	5.8
Materials	4.9
Consumer Discretionary	2.7
Real Estate	2.5
Exchange-Traded Funds	1.1
Information Technology	1.0
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(4.2)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$23,037,900	$—	$23,037,900
Austria	—	2,191,226	—	2,191,226
Belgium	—	4,914,004	—	4,914,004
China	—	2,441,071	—	2,441,071
Denmark	—	4,955,010	—	4,955,010
Finland	—	6,463,951	—	6,463,951
France	—	28,026,416	—	28,026,416
Germany	—	19,761,332	—	19,761,332
Hong Kong	2,285,309	7,077,686	—	9,362,995
Ireland	—	5,138,565	—	5,138,565
Israel	—	3,944,996	—	3,944,996
Italy	—	21,982,202	—	21,982,202
Japan	4,917,880	68,331,918	—	73,249,798
Netherlands	—	21,888,743	—	21,888,743
New Zealand	—	2,326,532	—	2,326,532
Norway	—	12,825,809	—	12,825,809
Singapore	—	5,421,639	—	5,421,639
Spain	—	8,773,181	—	8,773,181
Sweden	—	1,054,363	—	1,054,363
Switzerland	2,272,360	13,617,541	—	15,889,901
United Kingdom	—	44,746,217	—	44,746,217
United States	—	24,533,257	—	24,533,257
Total Common Stock	9,475,549	333,453,559	—	342,929,108
Exchange-Traded Funds	3,787,944	—	—	3,787,944
Preferred Stock	—	2,578,159	—	2,578,159
Short-Term Investments	—	12,327,538	—	12,327,538
Total Investments, at fair value	$13,263,493	$348,359,256	$—	$361,622,749

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$36,007
Total	$36,007

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$2,304
Total	$2,304

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $287,971,483.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$77,654,609
Gross Unrealized Depreciation	(3,879,048)
Net Unrealized Appreciation	$73,775,561

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.3%
	Communication Services: 1.1%
114,314	Entravision Communications Corp. - Class A	$334,940	0.1
18,832	Omnicom Group, Inc.	1,520,684	0.6
9,401	Publicis Groupe SA	976,271	0.4
8,637	Townsquare Media, Inc. - Class A	44,394	0.0
		2,876,289	1.1

	Consumer Discretionary: 6.3%
12,254	A-Mark Precious Metals, Inc.	417,249	0.2
60,980	Bath & Body Works, Inc.	1,224,478	0.4
7,838 (1)	Birkenstock Holding PLC	320,574	0.1
20,622	BorgWarner, Inc.	929,227	0.3
5,783	Boyd Gaming Corp.	492,943	0.2
14,093	Brunswick Corp.	1,046,264	0.4
29,066	Cie Generale des Etablissements Michelin SCA	963,426	0.4
44,087	Gentex Corp.	1,025,905	0.4
63,479 (1)	KinderCare Learning Cos., Inc.	274,229	0.1
5,584 (1)	M/I Homes, Inc.	714,473	0.3
26,095 (1)	MarineMax, Inc.	632,282	0.2
41,598 (1)(2)	McGraw Hill, Inc.	686,367	0.2
9,638	Meritage Homes Corp.	634,180	0.2
15,146 (1)	Mohawk Industries, Inc.	1,655,458	0.6
26,307 (1)(2)	OneWater Marine, Inc. - Class A	284,642	0.1
14,242	PulteGroup, Inc.	1,670,017	0.6
13,761 (1)	Skyline Champion Corp.	1,162,805	0.4
20,593	Sodexo SA	1,055,102	0.4
12,589 (1)	Taylor Morrison Home Corp.	741,114	0.3
13,100	Visteon Corp.	1,245,810	0.5
		17,176,545	6.3

	Consumer Staples: 7.8%
75,221	Conagra Brands, Inc.	1,302,076	0.5
47,079	Edgewell Personal Care Co.	802,697	0.3
12,879	Estee Lauder Cos., Inc. - Class A	1,348,689	0.5
10,461	General Mills, Inc.	486,436	0.2
16,378	Heineken NV	1,351,297	0.5
178,853	Kenvue, Inc.	3,085,214	1.1
29,415	Kimberly-Clark Corp.	2,967,679	1.1
60,528	Koninklijke Ahold Delhaize NV	2,482,062	0.9
31,194 (1)	Magnum Ice Cream Co. NV	499,151	0.2
16,428	Mondelez International, Inc. - Class A	884,319	0.3
18,750	Pernod Ricard SA	1,605,492	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
13,161	Reckitt Benckiser Group PLC	$1,064,976	0.4
21,758	Spectrum Brands Holdings, Inc.	1,285,463	0.5
21,442	Sysco Corp.	1,580,061	0.6
3,555	Turning Point Brands, Inc.	385,362	0.1
		21,130,974	7.8

	Energy: 7.4%
74,097	Baker Hughes Co.	3,374,377	1.2
11,613	Chord Energy Corp.	1,076,525	0.4
16,795	ConocoPhillips	1,572,180	0.6
63,260	Coterra Energy, Inc.	1,665,003	0.6
152,528	Crescent Energy Co. - Class A	1,279,710	0.5
13,092	Diamondback Energy, Inc.	1,968,120	0.7
92,730 (3)	Enterprise Products Partners L.P.	2,972,924	1.1
30,718	Flowco Holdings, Inc. - Class A	575,655	0.2
21,865 (1)	Infinity Natural Resources, Inc. - Class A	322,072	0.1
11,664	Liberty Energy, Inc.	215,318	0.1
34,583 (2)	Mach Natural Resources L.P.	381,796	0.1
56,244	Magnolia Oil & Gas Corp. - Class A	1,231,181	0.5
52,846 (2)	Northern Oil and Gas, Inc.	1,134,604	0.4
14,642	ONEOK, Inc.	1,076,187	0.4
74,793	Permian Resources Corp.	1,049,346	0.4
18,201	TXO Partners L.P.	194,205	0.1
		20,089,203	7.4

	Financials: 20.3%
18,856 (1)(2)	Accelerant Holdings - Class A	308,296	0.1
5,123	Allstate Corp.	1,066,352	0.4
7,642	Ameris Bancorp	567,571	0.2
26,102	Atlantic Union Bankshares Corp.	921,401	0.3
19,330	Axis Capital Holdings Ltd.	2,070,050	0.8
9,680 (1)	Axos Financial, Inc.	834,029	0.3
1,687	BancFirst Corp.	178,856	0.1
6,401	Bank of New York Mellon Corp.	743,092	0.3
5,791 (1)	Bowhead Specialty Holdings, Inc.	165,275	0.1
12,265 (1)	BRP Group, Inc. - Class A	294,728	0.1
15,140	Central BanCo, Inc.	365,177	0.1
59,992	Columbia Banking System, Inc.	1,676,776	0.6
66,102	Commerce Bancshares, Inc.	3,459,779	1.3

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
64,648	Compass Diversified Holdings	$310,310	0.1
21,759 (1)	Euronet Worldwide, Inc.	1,656,078	0.6
61,866	EVERTEC, Inc.	1,799,682	0.7
28,087	F.N.B. Corp.	480,288	0.2
24,514	First BanCorp/Puerto Rico	508,175	0.2
60,336	First Hawaiian, Inc.	1,526,501	0.6
13,197 (1)	Hamilton Insurance Group Ltd. - Class B	368,196	0.1
4,258	Hanover Insurance Group, Inc.	778,235	0.3
54,431	Home BancShares, Inc.	1,512,093	0.6
18,261	International Bancshares Corp.	1,213,261	0.4
24,154	Marex Group PLC	926,547	0.3
6,683	Marsh & McLennan Cos., Inc.	1,239,830	0.5
1,960	Nicolet Bankshares, Inc.	237,748	0.1
1,900	Northeast Bank	197,467	0.1
20,656	Northern Trust Corp.	2,821,403	1.0
91,569	Old National Bancorp	2,042,904	0.7
5,266	Pathward Financial, Inc.	373,886	0.1
4,302	Popular, Inc.	535,685	0.2
37,762	Prosperity Bancshares, Inc.	2,609,732	1.0
2,461	Raymond James Financial, Inc.	395,212	0.1
15,409	Reinsurance Group of America, Inc.	3,135,115	1.2
46,373 (1)	Repay Holdings Corp.	169,261	0.1
11,954 (1)	SiriusPoint Ltd.	261,673	0.1
25,603 (1)	Slide Insurance Holdings, Inc.	498,746	0.2
22,741	Southstate Bank Corp.	2,140,156	0.8
5,895 (1)	StoneX Group, Inc.	560,791	0.2
14,137	T. Rowe Price Group, Inc.	1,447,346	0.5
51,560	Truist Financial Corp.	2,537,268	0.9
14,846	UMB Financial Corp.	1,707,884	0.6
58,373	US Bancorp	3,114,783	1.1
23,025	Webster Financial Corp.	1,449,194	0.5
18,552	Westamerica BanCorp	887,342	0.3
9,786	Willis Towers Watson PLC	3,215,680	1.2
		55,309,854	20.3

	Health Care: 11.6%
2,144	AmerisourceBergen Corp.	724,136	0.3
15,723	Becton Dickinson and Co.	3,051,363	1.1
57,965	Embecta Corp.	688,624	0.3
63,750 (1)	Enovis Corp.	1,698,300	0.6
76,227 (1)	Envista Holdings Corp.	1,654,888	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
32,969	GE HealthCare Technologies, Inc.	$2,704,117	1.0
50,314 (1)	Henry Schein, Inc.	3,802,732	1.4
15,669 (1)	Hologic, Inc.	1,167,184	0.4
9,837 (1)	ICON PLC	1,792,498	0.7
4,858 (1)	IQVIA Holdings, Inc.	1,095,042	0.4
12,288	Labcorp Holdings, Inc.	3,082,813	1.1
15,802	Medtronic PLC	1,517,940	0.6
23,466 (1)	Pediatrix Medical Group, Inc.	501,938	0.2
9,224	Quest Diagnostics, Inc.	1,600,641	0.6
6,662	Universal Health Services, Inc. - Class B	1,452,449	0.5
54,790	Zimmer Biomet Holdings, Inc.	4,926,717	1.8
		31,461,382	11.6

	Industrials: 16.2%
21,253	A.O. Smith Corp.	1,421,401	0.5
21,355	ABM Industries, Inc.	903,316	0.3
7,627	Albany International Corp. - Class A	386,689	0.1
5,487	ArcBest Corp.	407,081	0.1
15,638	Ashtead Group PLC	1,066,182	0.4
11,479 (1)	Blue Bird Corp.	539,513	0.2
13,021	Brink's Co.	1,519,941	0.6
105,486	Bunzl PLC	2,945,578	1.1
78,458	CSX Corp.	2,844,102	1.0
4,584	Cummins, Inc.	2,339,903	0.9
6,749	Deluxe Corp.	150,705	0.1
79,057 (1)	DIRTT Environmental Solutions	53,403	0.0
3,044	Dover Corp.	594,311	0.2
996 (1)	DXP Enterprises, Inc.	109,351	0.0
3,665	Emerson Electric Co.	486,419	0.2
18,241	Fortive Corp.	1,007,086	0.4
32,998 (1)	Gates Industrial Corp. PLC	708,467	0.3
3,010	Hammond Power Solutions, Inc.	349,739	0.1
10,847	Hexcel Corp.	801,593	0.3
78,257 (1)	Hillman Solutions Corp.	677,706	0.2
2,769 (1)	IBEX Holdings Ltd.	105,720	0.0
4,959	IDEX Corp.	882,404	0.3
15,987	Korn Ferry	1,055,462	0.4
9,856	L3Harris Technologies, Inc.	2,893,426	1.1
13,296	Loomis AB	561,632	0.2
3,859	Luxfer Holdings PLC	52,212	0.0
16,844	Masco Corp.	1,068,920	0.4
29,345	MSC Industrial Direct Co., Inc. - Class A	2,467,915	0.9
6,769	Norfolk Southern Corp.	1,954,346	0.7
13,349	Oshkosh Corp.	1,677,035	0.6
14,226	PACCAR, Inc.	1,557,889	0.6
19,538 (1)(2)	Proficient Auto Logistics, Inc.	188,346	0.1
4,316 (1)	Resideo Technologies, Inc.	151,578	0.1

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
4,663	Science Applications International Corp.	$469,378	0.2
47,229	Sensata Technologies Holding PLC	1,572,253	0.6
45,963	Southwest Airlines Co.	1,899,651	0.7
9,772 (2)	Tecnoglass, Inc.	491,727	0.2
40,063	Timken Co.	3,370,500	1.2
18,048	Toro Co.	1,420,739	0.5
16,053	TriNet Group, Inc.	949,214	0.3
794	UniFirst Corp.	153,163	0.1
		44,255,996	16.2

	Information Technology: 6.7%
28,011	Amdocs Ltd.	2,255,166	0.8
15,823	Amkor Technology, Inc.	624,692	0.2
4,092 (1)	Arrow Electronics, Inc.	450,857	0.2
12,663 (1)	Axcelis Technologies, Inc.	1,017,345	0.4
9,486	CDW Corp.	1,291,993	0.5
23,360	Cognizant Technology Solutions Corp. - Class A	1,938,880	0.7
6,024 (1)	F5, Inc.	1,537,686	0.6
85,716	HP, Inc.	1,909,753	0.7
20,876	Infineon Technologies AG	910,839	0.3
26,119 (2)	Ingram Micro Holding Corp.	557,380	0.2
16,352	Kulicke & Soffa Industries, Inc.	744,997	0.3
3,830	NXP Semiconductors NV	831,340	0.3
18,289	Opera Ltd., ADR	258,972	0.1
8,125 (1)	Progress Software Corp.	349,050	0.1
24,007	Ralliant Corp.	1,222,196	0.5
2,724	TE Connectivity PLC	619,737	0.2
8,843	Teradyne, Inc.	1,711,651	0.6
		18,232,534	6.7

	Materials: 5.8%
19,432 (1)	Amrize Ltd.	1,050,883	0.4
13,325	Ashland, Inc.	781,778	0.3
34,452 (1)	Axalta Coating Systems Ltd.	1,113,144	0.4
3,312	Eagle Materials, Inc.	684,524	0.2
237,059	Graphic Packaging Holding Co.	3,570,109	1.3
17,097 (1)	Ingevity Corp.	1,011,800	0.4
14,724	Minerals Technologies, Inc.	897,428	0.3
14,361	Packaging Corp. of America	2,961,669	1.1
14,592	PPG Industries, Inc.	1,495,096	0.5
6,674	Reliance Steel & Aluminum Co.	1,927,918	0.7
26,896	Titan America SA	443,246	0.2
		15,937,595	5.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 7.9%
9,684	Agree Realty Corp.	$697,539	0.3
2,262	American Healthcare REIT, Inc.	106,450	0.0
11,769	American Tower Corp.	2,066,283	0.8
95,030	Americold Realty Trust, Inc.	1,222,086	0.4
16,100	CareTrust REIT, Inc.	582,176	0.2
10,715	EPR Properties	534,679	0.2
42,891	Equity Residential	2,703,849	1.0
2,271	Essex Property Trust, Inc.	594,275	0.2
113,829	Healthpeak Properties, Inc.	1,830,370	0.7
11,274	LTC Properties, Inc.	387,600	0.1
7,470	Public Storage	1,938,465	0.7
53,593	Realty Income Corp.	3,021,037	1.1
9,436	Regency Centers Corp.	651,367	0.2
13,218	Ryman Hospitality Properties, Inc.	1,250,687	0.5
4,983 (2)	Smartstop Self Storage REIT, Inc.	154,174	0.1
16,402	Terreno Realty Corp.	962,961	0.4
13,599	UMH Properties, Inc.	216,360	0.1
18,986	Ventas, Inc.	1,469,137	0.5
37,975	VICI Properties, Inc.	1,067,857	0.4
		21,457,352	7.9

	Utilities: 6.2%
11,692	Duke Energy Corp.	1,370,419	0.5
41,644	Evergy, Inc.	3,018,774	1.1
27,758	Eversource Energy	1,868,946	0.7
37,336	NorthWestern Corp.	2,409,665	0.9
33,070	ONE Gas, Inc.	2,554,658	0.9
29,156	PPL Corp.	1,021,043	0.4
19,807	Spire, Inc.	1,638,039	0.6
40,018	Xcel Energy, Inc.	2,955,729	1.1
		16,837,273	6.2

	Total Common Stock (Cost $263,601,898)	264,764,997	97.3

PREFERRED STOCK: 0.6%
	Consumer Staples: 0.6%
20,225	Henkel AG & Co. KGaA	1,650,052	0.6
	Total Preferred Stock (Cost $1,457,369)	1,650,052	0.6
	Total Long-Term Investments (Cost $265,059,267)	266,415,049	97.9

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Repurchase Agreements: 0.9%
1,000,000 (4)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,000,216, collateralized by various U.S. Government Securities, 0.000%- 5.250%, Market Value plus accrued interest $1,020,283, due 01/31/26-11/15/55)	$1,000,000	0.4
232,000 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $232,049, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $236,640, due 10/15/26-12/20/55)	232,000	0.1
143,574 (4)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $143,604, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $146,445, due 04/30/26-11/15/34)	143,574	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $1,000,218, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,016,884, due 04/15/28-02/15/55)	$1,000,000	0.4
	Total Repurchase Agreements (Cost $2,375,574)	2,375,574	0.9

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.8%
5,056,796 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $5,056,796)	$5,056,796	1.8

	Total Short-Term Investments (Cost $7,432,370)	7,432,370	2.7
	Total Investments in Securities (Cost $272,491,637)	$273,847,419	100.6
	Liabilities in Excess of Other Assets	(1,553,428)	(0.6)
	Net Assets	$272,293,991	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Security is a Master Limited Partnership.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$1,900,018	$976,271	$—	$2,876,289
Consumer Discretionary	15,158,017	2,018,528	—	17,176,545
Consumer Staples	14,627,147	6,503,827	—	21,130,974
Energy	20,089,203	—	—	20,089,203
Financials	55,309,854	—	—	55,309,854
Health Care	31,461,382	—	—	31,461,382
Industrials	39,682,604	4,573,392	—	44,255,996
Information Technology	17,321,695	910,839	—	18,232,534
Materials	15,937,595	—	—	15,937,595
Real Estate	21,457,352	—	—	21,457,352
Utilities	16,837,273	—	—	16,837,273
Total Common Stock	249,782,140	14,982,857	—	264,764,997
Preferred Stock	—	1,650,052	—	1,650,052
Short-Term Investments	5,056,796	2,375,574	—	7,432,370
Total Investments, at fair value	$254,838,936	$19,008,483	$—	$273,847,419
Other Financial Instruments+
Forward Foreign Currency Contracts	—	13,521	—	13,521
Total Assets	$254,838,936	$19,022,004	$—	$273,860,940
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(40,384)	$—	$(40,384)
Total Liabilities	$—	$(40,384)	$—	$(40,384)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	93,849	USD	126,159	Bank of America N.A.	03/27/26	$315
GBP	133,101	USD	179,500	Bank of America N.A.	03/27/26	(129)
USD	2,150,815	EUR	1,821,058	Citibank N.A.	03/27/26	2,185
USD	263,524	EUR	222,957	Citibank N.A.	03/27/26	462
CAD	30,088	USD	21,935	Citibank N.A.	03/27/26	66
CAD	13,381	USD	9,740	Citibank N.A.	03/27/26	44
USD	10,014	CAD	13,713	Citibank N.A.	03/27/26	(13)
CAD	9,825	USD	7,209	Citibank N.A.	03/27/26	(25)
USD	12,023	SEK	110,756	Citibank N.A.	03/27/26	(61)
USD	328,075	CAD	449,682	Citibank N.A.	03/27/26	(736)
USD	457,016	SEK	4,222,278	Citibank N.A.	03/27/26	(3,657)
USD	1,696,761	GBP	1,267,641	Citibank N.A.	03/27/26	(11,554)
USD	2,151,771	EUR	1,821,058	Goldman Sachs & Co.	03/27/26	3,141
USD	526,855	EUR	446,062	Goldman Sachs & Co.	03/27/26	555
USD	1,696,091	GBP	1,267,641	Goldman Sachs & Co.	03/27/26	(12,223)
GBP	228,911	USD	306,146	JPMorgan Chase Bank N.A.	03/27/26	2,341

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	118,854	USD	160,001	JPMorgan Chase Bank N.A.	03/27/26	$170
USD	1,696,329	GBP	1,267,641	JPMorgan Chase Bank N.A.	03/27/26	(11,986)
USD	232,162	EUR	196,223	Morgan Stanley	03/27/26	643
USD	2,149,253	EUR	1,821,058	Morgan Stanley	03/27/26	622
USD	2,151,607	EUR	1,821,058	UBS AG	03/27/26	2,977
						$(26,863)

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
SEK	—	Swedish Krona
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$13,521
Total Asset Derivatives		$13,521

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$40,384
Total Liability Derivatives		$40,384

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$(1,234,546)
Total	$(1,234,546)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$(221,700)
Total	$(221,700)

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2025:

	Bank of America N.A.	Citibank N.A.	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	Morgan Stanley	UBS AG	Total
Assets:
Forward foreign currency contracts	$315	$2,757	$3,696	$2,511	$1,265	$2,977	$13,521
Total Assets	$315	$2,757	$3,696	$2,511	$1,265	$2,977	$13,521
Liabilities:
Forward foreign currency contracts	$129	$16,046	$12,223	$11,986	$—	$—	$40,384
Total Liabilities	$129	$16,046	$12,223	$11,986	$—	$—	$40,384
Net OTC derivative instruments by counterparty, at fair value	$186	$(13,289)	$(8,527)	$(9,475)	$1,265	$2,977	$(26,863)
Total collateral pledged by the
Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$–
Net Exposure(1)	$186	$(13,289)	$(8,527)	$(9,475)	$1,265	$2,977	$(26,863)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $275,394,987.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$25,579,057
Gross Unrealized Depreciation	(27,096,970)
Net Unrealized Depreciation	$(1,517,913)

See Accompanying Notes to Financial Statements

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.6%
	Consumer Discretionary: 17.8%
40,392 (1)	Bright Horizons Family Solutions, Inc.	$4,095,749	1.4
94,568	Choice Hotels International, Inc.	9,008,548	3.0
1,226,106 (1)	Figs, Inc. - Class A	13,928,564	4.7
132,026	Red Rock Resorts, Inc. - Class A	8,179,011	2.8
130,543	Vail Resorts, Inc.	17,336,110	5.9
		52,547,982	17.8

	Financials: 32.4%
186,910 (1)	Arch Capital Group Ltd.	17,928,407	6.1
30,913	FactSet Research Systems, Inc.	8,970,644	3.0
25,079	Houlihan Lokey, Inc.	4,368,511	1.5
38,257	Kinsale Capital Group, Inc.	14,963,078	5.1
19,277	Moelis & Co. - Class A	1,325,101	0.5
44,881	Morningstar, Inc.	9,753,090	3.3
44,867	MSCI, Inc.	25,741,544	8.7
47,898	Primerica, Inc.	12,374,927	4.2
		95,425,302	32.4

	Health Care: 12.8%
7,334 (1)	Billiontoone, Inc. - Class A	600,215	0.2
117,079	Bio-Techne Corp.	6,885,416	2.4
69,300 (1)	HeartFlow, Inc.	2,020,095	0.7
24,030 (1)	IDEXX Laboratories, Inc.	16,257,016	5.5
4,271 (1)	Mettler-Toledo International, Inc.	5,954,585	2.0
21,536	West Pharmaceutical Services, Inc.	5,925,415	2.0
		37,642,742	12.8

	Industrials: 6.4%
14,635	EnPro Industries, Inc.	3,133,793	1.1
30,027	Exponent, Inc.	2,085,675	0.7
80,733 (1)	Karman Holdings, Inc.	5,907,234	2.0
39,684 (1)	Loar Holdings, Inc.	2,698,512	0.9
4,129,898 (2)(3)	Northvolt AB - Restricted	—	0.0
23,181 (1)	SiteOne Landscape Supply, Inc.	2,887,425	1.0
37,975 (1)	Transcat, Inc.	2,154,322	0.7
		18,866,961	6.4

	Information Technology: 23.7%
24,826 (1)	Agilysys, Inc.	2,950,322	1.0
10,504	Badger Meter, Inc.	1,832,003	0.6
306,495 (1)	Clearwater Analytics Holdings, Inc. - Class A	7,392,659	2.5
76,511 (1)	Gartner, Inc.	19,302,195	6.5
87,364 (1)	Guidewire Software, Inc.	17,561,038	6.0
89,703 (1)	Intapp, Inc.	4,110,191	1.4
49,828 (1)	JFrog Ltd.	3,112,257	1.1
97,000 (1)	nCino, Inc.	2,487,080	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
19,552 (1)	Novanta, Inc.	$2,326,493	0.8
45,497 (1)	Procore Technologies, Inc.	3,309,452	1.1
33,936 (1)	ServiceTitan, Inc. - Class A	3,614,184	1.2
65,847 (1)	Via Transportation, Inc. - Class A	1,910,221	0.7
		69,908,095	23.7

	Real Estate: 6.5%
287,011 (1)	CoStar Group, Inc.	19,298,619	6.5
	Total Common Stock (Cost $91,801,683)	293,689,701	99.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
1,024,901 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $1,024,901)	$1,024,901	0.3

	Total Short-Term Investments (Cost $1,024,901)	1,024,901	0.3
	Total Investments in Securities (Cost $92,826,584)	$294,714,602	99.9
	Assets in Excess of Other Liabilities	303,276	0.1
	Net Assets	$295,017,878	100.0

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$52,547,982	$—	$—	$52,547,982
Financials	95,425,302	—	—	95,425,302
Health Care	37,642,742	—	—	37,642,742
Industrials	18,866,961	—	—	18,866,961
Information Technology	69,908,095	—	—	69,908,095
Real Estate	19,298,619	—	—	19,298,619
Total Common Stock	293,689,701	—	—	293,689,701
Short-Term Investments	1,024,901	—	—	1,024,901
Total Investments, at fair value	$294,714,602	$—	$—	$294,714,602

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At December 31, 2025, VY® Baron Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Northvolt AB - Restricted	9/21/2020	$651,737	$—
		$651,737	$—

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $92,912,434.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$206,373,796
Gross Unrealized Depreciation	(4,571,626)
Net Unrealized Appreciation	$201,802,170

See Accompanying Notes to Financial Statements

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 13.1%
8,348	Alphabet, Inc. - Class A	$2,612,924	3.3
7,366	Alphabet, Inc. - Class C	2,311,451	3.0
2,853	Meta Platforms, Inc. - Class A	1,883,237	2.4
2,526 (1)	Netflix, Inc.	236,838	0.3
8,949 (1)	Pinterest, Inc. - Class A	231,689	0.3
1,470 (1)	Take-Two Interactive Software, Inc.	376,364	0.5
1,544	T-Mobile US, Inc.	313,494	0.4
22,003	Verizon Communications, Inc.	896,182	1.1
12,470	Walt Disney Co.	1,418,712	1.8
		10,280,891	13.1

	Consumer Discretionary: 9.4%
15,734 (1)	Amazon.com, Inc.	3,631,722	4.6
1,885 (1)	DoorDash, Inc. - Class A	426,915	0.5
4,649 (1)	DraftKings, Inc. - Class A	160,205	0.2
8,467	eBay, Inc.	737,476	0.9
2,350	NIKE, Inc. - Class B	149,718	0.2
2,508	PulteGroup, Inc.	294,088	0.4
7,233	Starbucks Corp.	609,091	0.8
2,402	Tapestry, Inc.	306,903	0.4
2,366 (1)	Tesla, Inc.	1,064,037	1.4
		7,380,155	9.4

	Consumer Staples: 2.2%
5,794	PepsiCo, Inc.	831,555	1.1
7,796	Walmart, Inc.	868,552	1.1
		1,700,107	2.2

	Energy: 3.1%
6,576	Chevron Corp.	1,002,248	1.3
8,876	ConocoPhillips	830,882	1.0
5,964	EOG Resources, Inc.	626,280	0.8
		2,459,410	3.1

	Financials: 15.2%
1,582	American Express Co.	585,261	0.7
2,159	Aon PLC - Class A	761,868	1.0
31,180	Bank of America Corp.	1,714,900	2.2
1,156	Blackrock, Inc.	1,237,313	1.6
6,771 (1)	Block, Inc.	440,724	0.6
4,150	Charles Schwab Corp.	414,626	0.5
1,923	Intercontinental Exchange, Inc.	311,449	0.4
4,616	JPMorgan Chase & Co.	1,487,368	1.9
1,423	Mastercard, Inc. - Class A	812,362	1.0
4,837	Morgan Stanley	858,713	1.1
963	S&P Global, Inc.	503,254	0.6
4,366	Visa, Inc. - Class A	1,531,200	2.0
13,369	Wells Fargo & Co.	1,245,991	1.6
		11,905,029	15.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 10.6%
6,997	Abbott Laboratories	$876,654	1.1
3,565	AbbVie, Inc.	814,567	1.0
2,642	Agilent Technologies, Inc.	359,497	0.5
2,827	Becton Dickinson and Co.	548,636	0.7
4,682 (1)	Boston Scientific Corp.	446,429	0.6
1,504	Cigna Group	413,946	0.5
1,965	Eli Lilly & Co.	2,111,746	2.7
5,881 (1)	Henry Schein, Inc.	444,486	0.6
1,512	Thermo Fisher Scientific, Inc.	876,128	1.1
2,225 (1)	Vertex Pharmaceuticals, Inc.	1,008,726	1.3
4,406	Zimmer Biomet Holdings, Inc.	396,188	0.5
		8,297,003	10.6

	Industrials: 7.6%
4,325 (1)	Boeing Co.	939,044	1.2
6,953	Carrier Global Corp.	367,397	0.5
803	Eaton Corp. PLC	255,764	0.3
554	GE Aerospace	170,649	0.2
343	GE Vernova, Inc.	224,174	0.3
7,003	Honeywell International, Inc.	1,366,215	1.7
3,932	Jacobs Solutions, Inc.	520,833	0.7
2,765	PACCAR, Inc.	302,795	0.4
363	Parker-Hannifin Corp.	319,062	0.4
2,102	Raytheon Technologies Corp.	385,507	0.5
6,005	Stanley Black & Decker, Inc.	446,051	0.6
2,486 (1)	Uber Technologies, Inc.	203,131	0.3
1,993	Waste Management, Inc.	437,882	0.5
		5,938,504	7.6

	Information Technology: 34.6%
18,204	Apple, Inc.	4,948,939	6.3
2,724	Applied Materials, Inc.	700,041	0.9
2,458 (1)	Atlassian Corp. - Class A	398,540	0.5
6,024	Broadcom, Inc.	2,084,906	2.7
4,053	Dell Technologies, Inc. - Class C	510,192	0.7
1,634	Intuit, Inc.	1,082,394	1.4
3,331	Lam Research Corp.	570,201	0.7
3,730	Marvell Technology, Inc.	316,975	0.4
11,994	Microsoft Corp.	5,800,538	7.4
35,073	NVIDIA Corp.	6,541,115	8.3
7,303 (1)	Okta, Inc.	631,490	0.8
1,686 (1)	Palo Alto Networks, Inc.	310,561	0.4
2,714	Salesforce, Inc.	718,966	0.9
1,300 (1)	Synopsys, Inc.	610,636	0.8
3,915	TE Connectivity PLC	890,702	1.1

See Accompanying Notes to Financial Statements

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
6,093	Texas Instruments, Inc.	$1,057,075	1.3
		27,173,271	34.6

	Materials: 0.4%
4,463	International Flavors & Fragrances, Inc.	300,762	0.4

	Real Estate: 0.8%
806	Equinix, Inc.	617,525	0.8

	Utilities: 2.0%
6,141	DTE Energy Co.	792,066	1.0
9,549	Public Service Enterprise Group, Inc.	766,785	1.0
		1,558,851	2.0

	Total Common Stock (Cost $53,578,967)	77,611,508	99.0

OTHER: 0.0%
	Materials: 0.0%
649,000 (2)(3)(4)	SINO Forest Corp.	—	0.0

	Total Other (Cost $—)	—	0.0
	Total Long-Term Investments (Cost $53,578,967)	77,611,508	99.0

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
895,205 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $895,205)	$895,205	1.1
	Total Short-Term Investments (Cost $895,205)	895,205	1.1
	Total Investments in Securities (Cost $54,474,172)	$78,506,713	100.1
	Liabilities in Excess of Other Assets	(47,115)	(0.1)
	Net Assets	$78,459,598	100.0

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$77,611,508	$—	$—	$77,611,508
Short-Term Investments	895,205	—	—	895,205
Total Investments, at fair value	$78,506,713	$—	$—	$78,506,713

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2025, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp.	3/1/2013	$—	$—
		$—	$—

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $55,027,952.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$24,606,497
Gross Unrealized Depreciation	(1,127,736)
Net Unrealized Appreciation	$23,478,761

See Accompanying Notes to Financial Statements

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Consumer Discretionary: 14.8%
880 (1)	Cavco Industries, Inc.	$519,851	0.9
9,400 (1)	Gentherm, Inc.	341,878	0.6
7,520	Kontoor Brands, Inc.	459,397	0.8
26,340 (1)	Laureate Education, Inc.	886,868	1.4
3,850 (1)	Modine Manufacturing Co.	514,013	0.8
23,000 (1)	National Vision Holdings, Inc.	593,860	1.0
8,181	Patrick Industries, Inc.	887,066	1.4
15,350	Polaris, Inc.	970,887	1.6
35,950 (1)	Savers Value Village, Inc.	335,773	0.5
14,110 (1)	Taylor Morrison Home Corp.	830,656	1.4
43,760 (1)	Topgolf Callaway Brands Corp.	510,679	0.8
7,210 (1)	Urban Outfitters, Inc.	542,625	0.9
18,022 (1)	Victoria’s Secret & Co.	976,252	1.6
7,101	Visteon Corp.	675,305	1.1
		9,045,110	14.8

	Consumer Staples: 2.7%
17,983 (1)	Central Garden & Pet Co. - Class A	524,924	0.9
11,020	Fresh Del Monte Produce, Inc.	392,643	0.6
30,870	Reynolds Consumer Products, Inc.	707,540	1.2
		1,625,107	2.7

	Energy: 6.0%
11,220	Dorian LPG Ltd.	273,095	0.4
4,030 (1)	Gulfport Energy Corp.	838,200	1.4
19,815	Navigator Holdings Ltd.	343,196	0.6
27,170	PBF Energy, Inc. - Class A	736,850	1.2
10,980	Teekay Tankers Ltd. - Class A	586,551	1.0
9,700 (1)	Tidewater, Inc.	489,947	0.8
16,970	World Fuel Services Corp.	397,607	0.6
		3,665,446	6.0

	Financials: 21.2%
11,080	Assured Guaranty Ltd.	995,760	1.6
40,660	Banc of California, Inc.	784,331	1.3
10,700	Banco Latinoamericano de Comercio Exterior SA - Class E	477,220	0.8
13,768	Bank of NT Butterfield & Son Ltd.	685,922	1.1
25,420	BankUnited, Inc.	1,132,969	1.8
42,950	Dynex Capital, Inc.	601,730	1.0
18,380	Essent Group Ltd.	1,194,884	2.0
3,660	FirstCash Holdings, Inc.	583,331	1.0
51,690	Fulton Financial Corp.	999,168	1.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
19,260 (1)	Hamilton Insurance Group Ltd. - Class B	$537,354	0.9
13,456	Horace Mann Educators Corp.	621,398	1.0
18,286 (1)	Neptune Insurance Holdings, Inc. - Class A	533,220	0.9
16,770 (1)	NMI Holdings, Inc. - Class A	684,048	1.1
8,540	Origin Bancorp, Inc.	321,189	0.5
7,180	PennyMac Financial Services, Inc.	946,611	1.5
8,930 (1)	StoneX Group, Inc.	849,511	1.4
11,574 (1)	Texas Capital Bancshares, Inc.	1,047,910	1.7
		12,996,556	21.2

	Health Care: 7.4%
40,160 (1)	AdaptHealth Corp.	399,993	0.7
74,743 (1)	Amneal Pharmaceuticals, Inc.	941,762	1.5
5,320 (1)	ANI Pharmaceuticals, Inc.	419,961	0.7
10,220 (1)	Cytokinetics, Inc.	649,379	1.1
34,661 (1)	MiMedx Group, Inc.	234,655	0.4
10,460 (1)	Omnicell, Inc.	473,838	0.8
23,020 (1)	PACS Group, Inc.	883,738	1.4
24,020 (1)	Pediatrix Medical Group, Inc.	513,788	0.8
		4,517,114	7.4

	Industrials: 15.8%
10,759 (1)	Alaska Air Group, Inc.	541,178	0.9
7,270	ArcBest Corp.	539,361	0.9
8,652	Astec Industries, Inc.	374,804	0.6
8,910	Greenbrier Cos., Inc.	416,453	0.7
19,190 (1)	Healthcare Services Group, Inc.	366,913	0.6
9,580	Helios Technologies, Inc.	512,434	0.8
12,660	HNI Corp.	532,226	0.9
12,590	Korn Ferry	831,192	1.4
5,290	McGrath RentCorp	555,080	0.9
3,082	Moog, Inc. - Class A	750,621	1.2
23,503 (1)	NOW, Inc.	311,415	0.5
19,731 (1)	Resideo Technologies, Inc.	692,953	1.1
16,821	Rush Enterprises, Inc. - Class A	907,325	1.5
2,679	Ryder System, Inc.	512,734	0.8
42,480 (1)	Shoals Technologies Group, Inc. - Class A	361,080	0.6
24,500 (1)	Sunrun, Inc.	450,800	0.7
9,150 (1)	Thermon Group Holdings, Inc.	340,014	0.6
13,569	Worthington Industries, Inc.	699,753	1.1
		9,696,336	15.8

See Accompanying Notes to Financial Statements

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 9.4%
9,890	Benchmark Electronics, Inc.	$422,896	0.7
13,375	Crane Holdings Co.	629,561	1.0
7,054	CTS Corp.	302,405	0.5
10,270 (1)	Digi International, Inc.	444,588	0.7
12,750 (1)	Diodes, Inc.	629,085	1.0
2,440	Littelfuse, Inc.	617,125	1.0
48,490 (1)	N-able, Inc.	362,705	0.6
22,640 (1)	NetScout Systems, Inc.	612,638	1.0
17,450 (1)	Penguin Solutions, Inc.	341,322	0.6
8,071 (1)	Synaptics, Inc.	597,416	1.0
10,430 (1)	Ultra Clean Holdings, Inc.	264,192	0.4
14,060	Vontier Corp.	522,751	0.9
		5,746,684	9.4

	Materials: 4.6%
8,270	Cabot Corp.	548,135	0.9
17,890	Commercial Metals Co.	1,238,346	2.0
27,170 (1)	Ecovyst, Inc.	264,364	0.4
16,560	Torex Gold Resources, Inc.	790,749	1.3
		2,841,594	4.6

	Real Estate: 13.9%
16,940	American Assets Trust, Inc.	320,674	0.5
35,010	Cousins Properties, Inc.	902,558	1.5
66,970 (1)	Cushman & Wakefield Ltd.	1,084,244	1.8
54,200	DiamondRock Hospitality Co.	485,632	0.8
44,680	Macerich Co.	824,793	1.3
29,510	NetSTREIT Corp.	520,556	0.9
56,827	Newmark Group, Inc. - Class A	985,380	1.6
32,480	Pebblebrook Hotel Trust	367,674	0.6
26,330	Phillips Edison & Co., Inc.	936,558	1.5
39,790	Piedmont Office Realty Trust, Inc. - Class A	331,849	0.5
24,778	PotlatchDeltic Corp.	985,669	1.6
17,070	Sila Realty Trust, Inc.	397,902	0.7
27,000	Xenia Hotels & Resorts, Inc.	381,780	0.6
		8,525,269	13.9

	Utilities: 3.5%
8,380	National Fuel Gas Co.	670,903	1.1
17,800	Portland General Electric Co.	854,222	1.4
16,260	UGI Corp.	608,612	1.0
		2,133,737	3.5

	Total Common Stock (Cost $53,818,077)	60,792,953	99.3
Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.5%
1,700	iShares Russell 2000 Value ETF	$308,057	0.5

	Total Exchange-Traded Funds (Cost $300,794)	308,057	0.5
	Total Long-Term Investments (Cost $54,118,871)	61,101,010	99.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
417,423 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $417,423)	$417,423	0.7

	Total Short-Term Investments (Cost $417,423)	417,423	0.7
	Total Investments in Securities (Cost $54,536,294)	$61,518,433	100.5
	Liabilities in Excess of Other Assets	(280,708)	(0.5)
	Net Assets	$61,237,725	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$60,792,953	$—	$—	$60,792,953
Exchange-Traded Funds	308,057	—	—	308,057
Short-Term Investments	417,423	—	—	417,423
Total Investments, at fair value	$61,518,433	$—	$—	$61,518,433

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $54,656,681.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,392,957
Gross Unrealized Depreciation	(1,531,205)
Net Unrealized Appreciation	$6,861,752

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.4%
	Communication Services: 8.1%
26,310	Alphabet, Inc. - Class A	$8,235,030	3.5
11,959 (1)	Charter Communications, Inc. - Class A	2,496,441	1.0
56,088	Comcast Corp. - Class A	1,676,470	0.7
5,329	Meta Platforms, Inc. - Class A	3,517,620	1.5
42,928	Universal Music Group NV	1,119,125	0.5
19,565	Walt Disney Co.	2,225,910	0.9
		19,270,596	8.1

	Consumer Discretionary: 5.7%
5,417	Domino’s Pizza, Inc.	2,257,914	1.0
34,868	eBay, Inc.	3,037,003	1.3
46,047	NIKE, Inc. - Class B	2,933,654	1.2
40,012	Restaurant Brands International, Inc.	2,730,337	1.1
30,691	Starbucks Corp.	2,584,489	1.1
		13,543,397	5.7

	Consumer Staples: 8.3%
34,717	Anheuser-Busch InBev SA	2,228,171	0.9
23,327	Clorox Co.	2,352,061	1.0
35,755	Coca-Cola Co.	2,499,632	1.1
14,262	Kimberly-Clark Corp.	1,438,893	0.6
24,519	Philip Morris International, Inc.	3,932,848	1.6
45,902	Reckitt Benckiser Group PLC	3,714,346	1.6
48,651	Sysco Corp.	3,585,092	1.5
		19,751,043	8.3

	Energy: 6.8%
35,602	Chevron Corp.	5,426,101	2.3
31,039	ConocoPhillips	2,905,561	1.2
22,560	EQT Corp.	1,209,216	0.5
18,405	Exxon Mobil Corp.	2,214,858	0.9
73,449	Suncor Energy, Inc.	3,258,197	1.4
68,227	Tenaris SA	1,316,497	0.5
		16,330,430	6.8

	Financials: 20.5%
8,160	Allstate Corp.	1,698,504	0.7
37,768	American International Group, Inc.	3,231,052	1.3
160,640	Bank of America Corp.	8,835,200	3.7
4,344	Capital One Financial Corp.	1,052,812	0.4
36,769	Citigroup, Inc.	4,290,575	1.8
67,950	Citizens Financial Group, Inc.	3,968,959	1.7
75,685	Fifth Third Bancorp	3,542,815	1.5
1,639	Goldman Sachs Group, Inc.	1,440,681	0.6
230,537	Huntington Bancshares, Inc.	3,999,817	1.7
14,351	M&T Bank Corp.	2,891,439	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
27,853	MetLife, Inc.	$2,198,716	0.9
42,070	State Street Corp.	5,427,451	2.3
68,831	Wells Fargo & Co.	6,415,049	2.7
		48,993,070	20.5

	Health Care: 17.6%
19,081	AstraZeneca PLC	3,531,105	1.5
11,560	Becton Dickinson and Co.	2,243,449	0.9
29,289	Bristol-Myers Squibb Co.	1,579,849	0.7
79,969	CVS Health Corp.	6,346,340	2.6
11,252	Elevance Health, Inc.	3,944,389	1.6
19,798	GE HealthCare Technologies, Inc.	1,623,832	0.7
23,833 (1)	Henry Schein, Inc.	1,801,298	0.7
5,346	Humana, Inc.	1,369,271	0.6
11,169 (1)	ICON PLC	2,035,215	0.8
5,254 (1)	IQVIA Holdings, Inc.	1,184,304	0.5
17,080	Johnson & Johnson	3,534,706	1.5
25,050	Medtronic PLC	2,406,303	1.0
35,457	Merck & Co., Inc.	3,732,204	1.6
1,728	Regeneron Pharmaceuticals, Inc.	1,333,791	0.6
67,568	Sanofi, ADR	3,274,345	1.4
6,720	UnitedHealth Group, Inc.	2,218,339	0.9
		42,158,740	17.6

	Industrials: 10.5%
5,197	Caterpillar, Inc.	2,977,205	1.2
7,959	Eaton Corp. PLC	2,535,021	1.1
23,141	Emerson Electric Co.	3,071,274	1.3
16,866	FedEx Corp.	4,871,913	2.0
29,953	Johnson Controls International PLC	3,586,872	1.5
36,843	Textron, Inc.	3,211,604	1.3
24,512	TransUnion	2,101,904	0.9
12,952	Westinghouse Air Brake Technologies Corp.	2,764,604	1.2
		25,120,397	10.5

	Information Technology: 11.7%
82,369	Cisco Systems, Inc.	6,344,884	2.7
50,625	Cognizant Technology Solutions Corp. - Class A	4,201,875	1.8
90,017 (1)	DXC Technology Co.	1,318,749	0.6
4,355 (1)	F5, Inc.	1,111,658	0.5
73,847 (1)	Intel Corp.	2,724,954	1.1
13,592	Microsoft Corp.	6,573,363	2.7
18,117	NXP Semiconductors NV	3,932,476	1.6
10,076	Qualcomm, Inc.	1,723,500	0.7
		27,931,459	11.7

	Materials: 2.7%
20,005	Corteva, Inc.	1,340,935	0.6

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
45,695	International Flavors & Fragrances, Inc.	$3,079,386	1.3
51,550	International Paper Co.	2,030,555	0.8
		6,450,876	2.7

	Real Estate: 0.7%
9,276	SBA Communications Corp.	1,794,257	0.7

	Utilities: 3.8%
49,026	Dominion Energy, Inc.	2,872,433	1.2
26,291	Evergy, Inc.	1,905,835	0.8
47,438	Sempra Energy	4,188,301	1.8
		8,966,569	3.8

	Total Common Stock (Cost $178,894,299)	230,310,834	96.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Mutual Funds: 3.5%
8,465,995 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $8,465,995)	$8,465,995	3.5
	Total Short-Term Investments (Cost $8,465,995)	8,465,995	3.5
	Total Investments in Securities (Cost $187,360,294)	$238,776,829	99.9
	Assets in Excess of Other Liabilities	208,393	0.1
	Net Assets	$238,985,222	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$18,151,471	$1,119,125	$—	$19,270,596
Consumer Discretionary	13,543,397	—	—	13,543,397
Consumer Staples	13,808,526	5,942,517	—	19,751,043
Energy	15,013,933	1,316,497	—	16,330,430
Financials	48,993,070	—	—	48,993,070
Health Care	38,627,635	3,531,105	—	42,158,740
Industrials	25,120,397	—	—	25,120,397
Information Technology	27,931,459	—	—	27,931,459
Materials	6,450,876	—	—	6,450,876
Real Estate	1,794,257	—	—	1,794,257
Utilities	8,966,569	—	—	8,966,569
Total Common Stock	218,401,590	11,909,244	—	230,310,834
Short-Term Investments	8,465,995	—	—	8,465,995
Total Investments, at fair value	$226,867,585	$11,909,244	$—	$238,776,829
Other Financial Instruments+
Forward Foreign Currency Contracts	—	4,775	—	4,775
Total Assets	$226,867,585	$11,914,019	$—	$238,781,604
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(176,328)	$—	$(176,328)
Total Liabilities	$—	$(176,328)	$—	$(176,328)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	159,481	USD	114,520	Goldman Sachs International	01/21/26	$1,776
EUR	75,436	USD	88,023	Goldman Sachs International	01/21/26	712
CAD	102,003	USD	74,124	Goldman Sachs International	01/21/26	258
USD	4,089,274	EUR	3,513,581	Goldman Sachs International	01/21/26	(43,729)
CAD	105,634	USD	75,900	JPMorgan Chase Bank N.A.	01/21/26	1,131
CAD	84,167	USD	61,135	JPMorgan Chase Bank N.A.	01/21/26	241
CAD	86,607	USD	63,097	JPMorgan Chase Bank N.A.	01/21/26	58
USD	3,557,272	GBP	2,692,860	JPMorgan Chase Bank N.A.	01/21/26	(72,461)
EUR	74,554	USD	87,099	Royal Bank of Canada	01/21/26	599
USD	3,303,910	CAD	4,613,229	Royal Bank of Canada	01/21/26	(60,138)
						$(171,553)

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$4,775
Total Asset Derivatives		$4,775

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$176,328
Total Liability Derivatives		$176,328

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(550,543)
Total	$(550,543)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(331,160)
Total	$(331,160)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2025:

	Goldman Sachs International	JPMorgan Chase Bank N.A.	Royal Bank of Canada	Total
Assets:
Forward foreign currency contracts	$2,746	$1,430	$599	$4,775
Total Assets	$2,746	$1,430	$599	$4,775
Liabilities:
Forward foreign currency contracts	$43,729	$72,461	$60,138	$176,328
Total Liabilities	$43,729	$72,461	$60,138	$176,328
Net OTC derivative instruments by counterparty, at fair value	$(40,983)	$(71,031)	$(59,539)	$(171,553)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$–
Net Exposure(1)	$(40,983)	$(71,031)	$(59,539)	$(171,553)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $189,325,970.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$58,663,319
Gross Unrealized Depreciation	(9,383,055)
Net Unrealized Appreciation	$49,280,264

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Principal Amount†		Value	Percentage of Net Assets
COMMON STOCK: 62.9%
	Communication Services: 3.9%
20,570	Alphabet, Inc. - Class A	$6,438,410	1.4
3,580	Meta Platforms, Inc. - Class A	2,363,122	0.5
12,827	T-Mobile US, Inc.	2,604,394	0.6
55,186	Walt Disney Co.	6,278,511	1.4
		17,684,437	3.9

	Consumer Discretionary: 4.3%
32,919 (1)	Amazon.com, Inc.	7,598,363	1.7
47,877	General Motors Co.	3,893,358	0.8
70,823	NIKE, Inc. - Class B	4,512,133	1.0
45,075	Starbucks Corp.	3,795,766	0.8
		19,799,620	4.3

	Consumer Staples: 4.6%
45,277	Philip Morris International, Inc.	7,262,431	1.6
28,539	Procter & Gamble Co.	4,089,924	0.9
66,831	Sysco Corp.	4,924,776	1.0
65,911 (1)	US Foods Holding Corp.	4,964,417	1.1
		21,241,548	4.6

	Energy: 4.5%
27,171	Chevron Corp.	4,141,132	0.9
47,864	ConocoPhillips	4,480,549	1.0
10,338	EQT Corp.	554,117	0.1
30,470	Exxon Mobil Corp.	3,666,760	0.8
59,472	Schlumberger NV	2,282,535	0.5
86,628	Shell PLC	3,192,425	0.7
50,127	Suncor Energy, Inc.	2,224,864	0.5
		20,542,382	4.5

	Financials: 12.4%
41,292	American International Group, Inc.	3,532,531	0.8
169,083	Bank of America Corp.	9,299,565	2.0
10,369	Capital One Financial Corp.	2,513,031	0.5
59,683	Charles Schwab Corp.	5,962,928	1.3
103,576	Citizens Financial Group, Inc.	6,049,874	1.3
47,059	Fidelity National Information Services, Inc.	3,127,541	0.7
4,737	Goldman Sachs Group, Inc.	4,163,823	0.9
24,951	KKR & Co., Inc.	3,180,753	0.7
18,089	PNC Financial Services Group, Inc.	3,775,717	0.8
106,015	Wells Fargo & Co.	9,880,598	2.2
16,566	Willis Towers Watson PLC	5,443,588	1.2
		56,929,949	12.4

	Health Care: 10.0%
14,300	Becton Dickinson and Co.	2,775,201	0.6
57,995	Bristol-Myers Squibb Co.	3,128,250	0.7
Principal Amount†		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
53,001	CVS Health Corp.	$4,206,159	0.9
7,093	Elevance Health, Inc.	2,486,451	0.5
8,788	Humana, Inc.	2,250,871	0.5
10,744 (1)	IQVIA Holdings, Inc.	2,421,805	0.5
25,938	Johnson & Johnson	5,367,869	1.2
48,375	Medtronic PLC	4,646,903	1.0
44,389	Merck & Co., Inc.	4,672,386	1.0
4,638	Regeneron Pharmaceuticals, Inc.	3,579,933	0.8
38,631	Sanofi	3,737,747	0.8
5,292	Thermo Fisher Scientific, Inc.	3,066,449	0.7
10,504	UnitedHealth Group, Inc.	3,467,476	0.8
		45,807,500	10.0

	Industrials: 8.6%
37,984	Ashtead Group PLC	2,589,709	0.5
26,461	Emerson Electric Co.	3,511,904	0.8
15,428	FedEx Corp.	4,456,532	1.0
14,434	Ferguson Enterprises, Inc.	3,213,442	0.7
60,753	Fortive Corp.	3,354,173	0.7
47,591	Johnson Controls International PLC	5,699,022	1.2
9,546	Norfolk Southern Corp.	2,756,121	0.6
6,938	Parker-Hannifin Corp.	6,098,225	1.3
19,241	Raytheon Technologies Corp.	3,528,799	0.8
25,758	Textron, Inc.	2,245,325	0.5
13,223	Vertiv Holdings Co. - Class A	2,142,258	0.5
		39,595,510	8.6

	Information Technology: 9.4%
41,552	Cisco Systems, Inc.	3,200,751	0.7
34,593	Cognizant Technology Solutions Corp. - Class A	2,871,219	0.6
26,970 (1)	Coherent Corp.	4,977,853	1.1
13,538	Lam Research Corp.	2,317,435	0.5
88,227	Microchip Technology, Inc.	5,621,825	1.2
13,562	Microsoft Corp.	6,558,854	1.4
16,814	NVIDIA Corp.	3,135,811	0.7
13,577	NXP Semiconductors NV	2,947,024	0.7
9,797	Oracle Corp.	1,909,533	0.4
17,791	Qnity Electronics, Inc.	1,452,635	0.3
48,962	Ralliant Corp.	2,492,655	0.6
12,335	Salesforce, Inc.	3,267,665	0.7
9,287 (1)	Zebra Technologies Corp. - Class A	2,255,069	0.5
		43,008,329	9.4

	Materials: 1.4%
1,900	Air Products and Chemicals, Inc.	469,338	0.1
33,054	Corteva, Inc.	2,215,610	0.5

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
50,163	DuPont de Nemours, Inc.	$2,016,552	0.4
17,621	PPG Industries, Inc.	1,805,448	0.4
		6,506,948	1.4

	Real Estate: 1.1%
30,310 (1)	CBRE Group, Inc. - Class A	4,873,545	1.1

	Utilities: 2.7%
20,437	American Electric Power Co., Inc.	2,356,591	0.5
49,698	FirstEnergy Corp.	2,224,979	0.5
130,315	PPL Corp.	4,563,631	1.0
35,030	Sempra Energy	3,092,799	0.7
		12,238,000	2.7
	Total Common Stock (Cost $220,178,021)	288,227,768	62.9

CONVERTIBLE BONDS/NOTES: 9.6%
	Communications: 2.5%
2,567,000 (2)	Airbnb, Inc., 3.870%, 03/15/2026	2,546,464	0.6
1,292,000	Cable One, Inc., 1.125%, 03/15/2028	1,054,660	0.2
2,498,000 (2)(3)	Cable One, Inc., 6.080%, 03/15/2026	2,466,775	0.5
1,420,000 (3)(4)	Liberty Broadband Corp., 3.125%, 03/31/2053	1,407,930	0.3
910,000	Liberty Media Corp.- Liberty Formula One, 2.250%, 08/15/2027	1,153,425	0.3
738,000 (4)	Match Group Financeco 2, Inc., 0.875%, 06/15/2026	726,967	0.2
730,000 (4)	Match Group Financeco 3, Inc., 2.000%, 01/15/2030	656,270	0.1
1,335,000	Snap, Inc., 0.500%, 05/01/2030	1,169,126	0.3
		11,181,617	2.5

	Consumer, Non-cyclical: 2.3%
815,923 (4)	Bridgebio Pharma, Inc., 1.750%, 03/01/2031	1,420,726	0.3
2,347,000 (3)	Global Payments, Inc., 1.500%, 03/01/2031	2,111,127	0.5
1,959,000	Haemonetics Corp., 2.500%, 06/01/2029	2,038,731	0.4
1,730,000	Jazz Investments I Ltd., 2.000%, 06/15/2026	2,006,367	0.4
809,000	Jazz Investments I Ltd., 3.125%, 09/15/2030	1,078,802	0.2
Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
611,000 (4)	Merit Medical Systems, Inc., 3.000%, 02/01/2029	$739,004	0.2
1,092,000 (4)	Zoetis, Inc., 0.250%, 06/15/2029	1,127,490	0.3
		10,522,247	2.3

	Energy: 0.2%
933,000	Northern Oil and Gas, Inc., 3.625%, 04/15/2029	902,444	0.2

	Financial: 0.3%
1,476,000 (4)	Federal Realty OP L.P., 3.250%, 01/15/2029	1,493,712	0.3

	Industrial: 0.2%
940,000 (4)	JBT Marel Corp., 0.375%, 09/15/2030	975,720	0.2

	Technology: 2.2%
950,000	Box, Inc., 1.500%, 09/15/2029	926,250	0.2
2,435,000 (2)	Dropbox, Inc., 4.160%, 03/01/2026	2,417,955	0.5
2,788,000	Microchip Technology, Inc., 0.750%, 06/01/2030	2,739,489	0.6
2,556,000	MKS, Inc., 1.250%, 06/01/2030	3,266,568	0.7
705,000 (4)	Nebius Group NV, 2.750%, 09/15/2032	676,447	0.2
		10,026,709	2.2

	Utilities: 1.9%
2,341,000 (4)	CenterPoint Energy, Inc., 3.000%, 08/01/2028	2,372,486	0.5
1,649,000 (4)	CMS Energy Corp., 3.125%, 05/01/2031	1,631,768	0.4
1,923,000 (4)	FirstEnergy Corp., 3.875%, 01/15/2031	2,073,956	0.4
1,380,000	PPL Capital Funding, Inc., 2.875%, 03/15/2028	1,516,275	0.3
1,179,000 (4)	PPL Capital Funding, Inc., 3.000%, 12/01/2030	1,182,112	0.3
		8,776,597	1.9
	Total Convertible Bonds/Notes (Cost $42,061,169)	43,879,046	9.6

CORPORATE BONDS/NOTES: 13.3%
	Basic Materials: 0.2%
494,000	Air Products and Chemicals, Inc., 4.300%, 06/11/2028	499,202	0.1

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
95,000	International Paper Co., 6.000%, 11/15/2041	$98,787	0.0
215,000 (4)	LYB Finance Co. BV, 8.100%, 03/15/2027	224,354	0.1
73,000	Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	78,631	0.0
66,000	Rio Tinto Finance USA PLC, 5.750%, 03/14/2055	67,381	0.0
103,000	Sherwin-Williams Co., 4.500%, 06/01/2047	88,120	0.0
		1,056,475	0.2

	Communications: 1.6%
259,000	Alphabet, Inc., 3.875%, 11/15/2028	260,297	0.1
650,000	Alphabet, Inc., 4.100%, 11/15/2030	652,135	0.1
218,000	Alphabet, Inc., 4.700%, 11/15/2035	218,139	0.1
69,000	Alphabet, Inc., 5.250%, 05/15/2055	66,135	0.0
147,000	Amazon.com, Inc., 2.875%, 05/12/2041	111,606	0.0
455,000	America Movil SAB de CV, 4.375%, 07/16/2042	398,391	0.1
163,000	AT&T, Inc., 3.550%, 09/15/2055	108,619	0.0
260,000	AT&T, Inc., 4.300%, 02/15/2030	260,430	0.1
209,000	AT&T, Inc., 6.050%, 08/15/2056	211,013	0.1
245,000	Cisco Systems, Inc., 4.550%, 02/24/2028	249,063	0.1
149,000	Cisco Systems, Inc., 5.300%, 02/26/2054	142,934	0.0
83,000	Comcast Corp., 2.887%, 11/01/2051	48,575	0.0
546,000	Comcast Corp., 3.150%, 03/01/2026	545,823	0.1
444,000	Comcast Corp., 3.900%, 03/01/2038	387,275	0.1
517,000 (4)	Comcast Corp., 5.168%, 01/15/2037	510,040	0.1
92,000 (4)	Cox Communications, Inc., 2.950%, 10/01/2050	51,287	0.0
650,000	Meta Platforms, Inc., 5.500%, 11/15/2045	631,556	0.1
244,000 (4)	NTT Finance Corp., 5.171%, 07/16/2032	250,472	0.1
273,000	Omnicom Group, Inc. / Omnicom Capital, Inc., 3.600%, 04/15/2026	272,625	0.1
419,000	Telefonica Emisiones SA, 5.213%, 03/08/2047	370,198	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
500,000	T-Mobile USA, Inc., 2.700%, 03/15/2032	$449,685	0.1
348,000	T-Mobile USA, Inc., 3.400%, 10/15/2052	234,172	0.1
160,000	T-Mobile USA, Inc., 5.875%, 11/15/2055	160,517	0.0
138,000	T-Mobile USA, Inc., 6.000%, 06/15/2054	141,011	0.0
182,000	TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	181,782	0.0
87,000	Uber Technologies, Inc., 4.800%, 09/15/2035	86,595	0.0
263,000	Verizon Communications, Inc., 3.400%, 03/22/2041	206,188	0.0
164,000	Verizon Communications, Inc., 4.750%, 01/15/2033	163,920	0.0
85,542	Verizon Communications, Inc., 5.875%, 11/30/2055	84,574	0.0
		7,455,057	1.6

	Consumer, Cyclical: 1.0%
161,600	American Airlines Pass Through Trust 2014-1, A, 3.700%, 04/01/2028	161,021	0.0
72,000	American Airlines Pass Through Trust 2025-1, A, 4.900%, 11/11/2039	71,689	0.0
89,000 (4)	AS Mileage Plan IP Ltd., 5.021%, 10/20/2029	89,770	0.0
102,000 (4)	AS Mileage Plan IP Ltd., 5.308%, 10/20/2031	102,956	0.0
286,000 (3)(4)	Daimler Truck Finance North America LLC, 4.650%, 10/12/2030	288,169	0.1
210,000	Delta Air Lines, Inc., 4.950%, 07/10/2028	213,832	0.1
275,000	General Motors Co., 6.600%, 04/01/2036	299,585	0.1
78,000	General Motors Financial Co., Inc., 4.200%, 10/27/2028	78,129	0.0
348,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	348,280	0.1
266,000	Honda Motor Co. Ltd., 2.967%, 03/10/2032	243,217	0.1
231,000	Lowe’s Cos., Inc., 4.250%, 04/01/2052	182,126	0.0
940,000	Ross Stores, Inc., 0.875%, 04/15/2026	931,830	0.2
361,000	Starbucks Corp., 3.550%, 08/15/2029	354,694	0.1

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
725,000	Toyota Motor Credit Corp., 4.550%, 08/07/2026	$728,135	0.2
192,376	United Airlines Pass Through Trust 2014-2, A, 3.750%, 03/03/2028	192,211	0.0
190,625	United Airlines Pass Through Trust 2018-1, AA, 3.500%, 09/01/2031	184,459	0.0
		4,470,103	1.0

	Consumer, Non-cyclical: 1.3%
98,000	AbbVie, Inc., 4.050%, 11/21/2039	87,573	0.0
150,000	AbbVie, Inc., 4.500%, 05/14/2035	147,300	0.0
90,000	AbbVie, Inc., 4.850%, 06/15/2044	83,412	0.0
621,000	Altria Group, Inc., 5.800%, 02/14/2039	640,747	0.1
719,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	711,981	0.2
400,000	BAT International Finance PLC, 1.668%, 03/25/2026	397,826	0.1
243,000 (4)	Bayer US Finance II LLC, 4.375%, 12/15/2028	243,311	0.1
74,000 (4)	Bayer US Finance LLC, 6.875%, 11/21/2053	80,190	0.0
106,000	Becton Dickinson & Co., 4.875%, 05/15/2044	94,252	0.0
319,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	289,871	0.1
89,725	CVS Pass-Through Trust, 6.036%, 12/10/2028	90,644	0.0
936,000	Gilead Sciences, Inc., 3.650%, 03/01/2026	935,644	0.2
39,000	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	43,823	0.0
50,000	Haleon US Capital LLC, 4.000%, 03/24/2052	39,443	0.0
601,000 (4)	Heineken NV, 3.500%, 01/29/2028	596,332	0.1
117,000	Ingredion, Inc., 6.625%, 04/15/2037	129,654	0.0
125,000	Laboratory Corp. of America Holdings, 1.550%, 06/01/2026	123,731	0.0
192,000 (4)	Mars, Inc., 4.450%, 03/01/2027	193,433	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
193,000 (4)	Mars, Inc., 5.200%, 03/01/2035	$198,442	0.1
104,000 (4)	Mars, Inc., 5.650%, 05/01/2045	104,894	0.0
71,000 (4)	Mars, Inc., 5.700%, 05/01/2055	70,776	0.0
201,000	Medtronic, Inc., 4.375%, 03/15/2035	197,286	0.1
250,000	Molson Coors Beverage Co., 4.200%, 07/15/2046	201,070	0.1
98,000	Philip Morris International, Inc., 4.875%, 11/15/2043	90,473	0.0
76,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	63,455	0.0
37,000	Verisk Analytics, Inc., 4.500%, 08/15/2030	37,297	0.0
39,000	Zoetis, Inc., 4.700%, 02/01/2043	35,817	0.0
		5,928,677	1.3

	Energy: 1.2%
452,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	287,935	0.1
298,000 (4)	Cameron LNG LLC, 3.701%, 01/15/2039	254,730	0.1
477,000	Chevron Corp., 2.954%, 05/16/2026	475,661	0.1
191,000 (3)	ConocoPhillips Co., 4.150%, 11/15/2034	181,816	0.0
212,000	Diamondback Energy, Inc., 5.750%, 04/18/2054	200,558	0.0
278,000	Energy Transfer L.P., 4.900%, 03/15/2035	271,477	0.1
353,000	Energy Transfer L.P., 5.000%, 05/15/2050	295,657	0.1
68,000	Energy Transfer L.P., 5.200%, 04/01/2030	70,091	0.0
100,000	Energy Transfer L.P., 5.300%, 04/01/2044	91,036	0.0
206,000	Energy Transfer L.P., 6.400%, 12/01/2030	222,607	0.1
406,000	Enterprise Products Operating LLC, 4.250%, 02/15/2048	334,136	0.1
160,000	Enterprise Products Operating LLC, 4.600%, 01/15/2031	162,014	0.0
81,000	EOG Resources, Inc., 4.400%, 07/15/2028	81,927	0.0
550,000	Exxon Mobil Corp., 3.043%, 03/01/2026	549,324	0.1
108,000 (4)	Gulfstream Natural Gas System LLC, 5.600%, 07/23/2035	110,959	0.0

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
43,000	Kinder Morgan, Inc., 5.150%, 06/01/2030	$44,478	0.0
341,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	347,793	0.1
325,000	MPLX L.P., 1.750%, 03/01/2026	323,741	0.1
174,000	MPLX L.P., 4.500%, 04/15/2038	158,759	0.0
418,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	353,533	0.1
105,000	Texas Eastern Transmission L.P., 7.000%, 07/15/2032	118,068	0.0
247,000	Valero Energy Corp., 4.000%, 06/01/2052	182,990	0.0
243,000	Williams Cos., Inc., 5.400%, 03/02/2026	243,544	0.1
		5,362,834	1.2

	Financial: 1.0%
193,000 (5)	American Express Co., 4.731%, 04/25/2029	196,008	0.1
328,000 (5)	American Express Co., 4.804%, 10/24/2036	324,005	0.1
124,000 (4)	Aviation Capital Group LLC, 4.750%, 04/14/2027	124,715	0.0
229,000 (5)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	237,356	0.1
429,000	Brixmor Operating Partnership L.P., 5.500%, 02/15/2034	443,273	0.1
139,000 (5)	Capital One Financial Corp., 6.183%, 01/30/2036	145,151	0.0
144,000	Carlyle Group, Inc., 5.050%, 09/19/2035	142,037	0.0
297,000 (5)	Citigroup, Inc., 4.952%, 05/07/2031	303,465	0.1
129,000 (5)	Citizens Financial Group, Inc., 6.645%, 04/25/2035	141,896	0.0
530,000 (4)	GA Global Funding Trust, 5.500%, 01/08/2029	545,083	0.1
103,000 (4)	Global Atlantic Fin Co., 6.750%, 03/15/2054	105,317	0.0
225,000 (5)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	226,284	0.1
190,000 (5)	Morgan Stanley, 4.994%, 04/12/2029	193,785	0.0
519,000 (5)	Morgan Stanley I, 4.356%, 10/22/2031	517,407	0.1
329,000 (4)	Protective Life Global Funding, 4.161%, 01/15/2029	329,592	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
55,000	Sixth Street Lending Partners, 6.125%, 07/15/2030	$56,475	0.0
381,000	State Street Bank & Trust Co., 4.594%, 11/25/2026	383,935	0.1
		4,415,784	1.0

	Financials: 3.1%
191,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	156,170	0.0
200,000	Allstate Corp., 3.280%, 12/15/2026	199,000	0.0
192,000	American Equity Investment Life Holding Co., 5.000%, 06/15/2027	193,535	0.0
405,000	American Tower Corp., 1.600%, 04/15/2026	402,303	0.1
407,000 (5)	Bank of America Corp., 2.572%, 10/20/2032	367,178	0.1
351,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	347,890	0.1
625,000	BlackRock, Inc., 4.750%, 05/25/2033	640,426	0.1
408,000	Brighthouse Financial, Inc., 3.850%, 12/22/2051	245,855	0.1
307,000 (5)	Citigroup, Inc., 3.668%, 07/24/2028	305,136	0.1
127,000	Citigroup, Inc., 5.300%, 05/06/2044	123,382	0.0
202,000	Citigroup, Inc., 6.675%, 09/13/2043	224,847	0.1
657,000	Crown Castle, Inc., 2.500%, 07/15/2031	587,803	0.1
29,000	Crown Castle, Inc., 4.750%, 05/15/2047	25,210	0.0
494,000	CubeSmart L.P., 2.500%, 02/15/2032	437,199	0.1
2,088,000 (4)	Delaware Life Global Funding 21-1, 2.662%, 06/29/2026	2,066,953	0.5
1,109,000	EPR Properties, 4.750%, 12/15/2026	1,112,470	0.2
286,000	Extra Space Storage L.P., 3.500%, 07/01/2026	285,199	0.1
169,000	Extra Space Storage L.P., 5.700%, 04/01/2028	174,658	0.0
150,000 (5)	Goldman Sachs Group, Inc., 2.908%, 07/21/2042	110,096	0.0
268,000	JPMorgan Chase & Co., 3.200%, 06/15/2026	267,240	0.1

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financials: (continued)
619,000 (5)	JPMorgan Chase & Co., 3.509%, 01/23/2029	$613,491	0.1
150,000 (5)	JPMorgan Chase & Co., 3.897%, 01/23/2049	119,761	0.0
329,000 (5)	JPMorgan Chase & Co., 4.260%, 02/22/2048	279,444	0.1
590,000	Kimco Realty OP LLC, 3.200%, 04/01/2032	547,996	0.1
216,000 (4)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	202,407	0.0
516,000 (4)	KKR Group Finance Co. XII LLC, 4.850%, 05/17/2032	519,343	0.1
463,000 (4)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	322,540	0.1
139,000	Markel Group, Inc., 5.000%, 03/30/2043	126,807	0.0
256,000	Markel Group, Inc., 5.000%, 05/20/2049	227,253	0.1
78,000	Nasdaq, Inc., 5.950%, 08/15/2053	81,114	0.0
108,000 (4)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	101,257	0.0
569,000 (4)	Pacific Life Global Funding II, 5.500%, 08/28/2026	574,970	0.1
288,000	PartnerRe Finance B LLC, 3.700%, 07/02/2029	281,378	0.1
368,000	PNC Financial Services Group, Inc., 3.450%, 04/23/2029	362,386	0.1
194,000 (5)	PNC Financial Services Group, Inc., 6.875%, 10/20/2034	219,652	0.1
98,000	Regency Centers L.P., 2.950%, 09/15/2029	94,145	0.0
146,000	Regency Centers L.P., 4.650%, 03/15/2049	127,493	0.0
327,000	Synchrony Financial, 3.950%, 12/01/2027	325,732	0.1
217,000	Travelers Cos., Inc., 4.600%, 08/01/2043	195,536	0.0
285,000 (4)	UBS Group AG, 4.125%, 04/15/2026	285,145	0.1
200,000	US Bancorp, MTN, 3.100%, 04/27/2026	199,511	0.0
229,000	Wells Fargo & Co., MTN, 4.100%, 06/03/2026	229,049	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financials: (continued)
146,000	Wells Fargo & Co., MTN, 4.650%, 11/04/2044	$128,199	0.0
		14,437,159	3.1

	Industrial: 0.4%
409,000	Amphenol Corp., 3.900%, 11/15/2028	408,661	0.1
131,000	Amphenol Corp., 5.300%, 11/15/2055	125,238	0.0
65,000 (3)(4)	BAE Systems PLC, 5.500%, 03/26/2054	65,463	0.0
152,000	Burlington Northern Santa Fe LLC, 5.800%, 03/15/2056	155,318	0.0
405,000	Honeywell International, Inc., 2.500%, 11/01/2026	400,753	0.1
238,000	Lockheed Martin Corp., 5.200%, 02/15/2064	221,371	0.1
151,000 (4)	Molex Electronic Technologies LLC, 4.750%, 04/30/2028	152,803	0.0
325,000	Westinghouse Air Brake Technologies Corp., 5.500%, 05/29/2035	339,834	0.1
		1,869,441	0.4

	Industrials: 0.7%
473,000	Avnet, Inc., 4.625%, 04/15/2026	472,843	0.1
186,000	Canadian Pacific Railway Co., 3.000%, 12/02/2041	139,523	0.0
180,000	Honeywell International, Inc., 4.500%, 01/15/2034	178,462	0.1
631,000	Lockheed Martin Corp., 3.550%, 01/15/2026	630,940	0.1
244,000	Lockheed Martin Corp., 4.150%, 06/15/2053	195,149	0.1
224,000	Norfolk Southern Corp., 3.400%, 11/01/2049	159,200	0.0
217,000 (3)	Norfolk Southern Corp., 5.350%, 08/01/2054	207,440	0.1
168,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	158,139	0.0
128,000	Rockwell Automation, Inc., 1.750%, 08/15/2031	112,293	0.0
473,000	Union Pacific Corp., 3.200%, 05/20/2041	372,100	0.1
183,000	Union Pacific Corp., 3.839%, 03/20/2060	132,487	0.0
356,000	Union Pacific Corp., 4.150%, 01/15/2045	285,561	0.1

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrials: (continued)
161,000	United Parcel Service, Inc., 3.400%, 11/15/2046	$119,773	0.0
		3,163,910	0.7

	Technology: 2.2%
212,000	Apple, Inc., 3.350%, 02/09/2027	211,404	0.1
300,000	Apple, Inc., 4.200%, 05/12/2030	303,836	0.1
227,000	Broadcom, Inc., 3.469%, 04/15/2034	207,061	0.0
349,000	Broadcom, Inc., 5.200%, 07/15/2035	357,705	0.1
1,300,000 (3)	CSG Systems International, Inc., 3.875%, 09/15/2028	1,541,475	0.3
320,000	Dell International LLC / EMC Corp., 5.300%, 04/01/2032	329,226	0.1
74,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	74,330	0.0
2,000	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	2,539	0.0
465,000	Electronic Arts, Inc., 4.800%, 03/01/2026	465,025	0.1
923,000	Envestnet, Inc., 2.625%, 12/01/2027	984,379	0.2
470,000	Fidelity National Information Services, Inc., 1.150%, 03/01/2026	467,753	0.1
120,000	Fiserv, Inc., 4.550%, 02/15/2031	118,840	0.0
298,000 (4)	Foundry JV Holdco LLC, 6.200%, 01/25/2037	313,510	0.1
640,000	International Business Machines Corp., 3.300%, 05/15/2026	638,963	0.1
562,000	Marvell Technology, Inc., 2.450%, 04/15/2028	541,644	0.1
83,000	Micron Technology, Inc., 3.366%, 11/01/2041	63,669	0.0
98,000	Micron Technology, Inc., 4.663%, 02/15/2030	99,166	0.0
46,000	Micron Technology, Inc., 5.650%, 11/01/2032	48,385	0.0
316,000 (3)	Microsoft Corp., 3.500%, 02/12/2035	297,999	0.1
795,000	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	794,992	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
480,000	Oracle Corp., 3.600%, 04/01/2040	$356,289	0.1
250,000	Oracle Corp., 4.800%, 09/26/2032	241,424	0.1
126,000	Paychex, Inc., 5.350%, 04/15/2032	130,574	0.0
488,000	Salesforce, Inc., 2.700%, 07/15/2041	354,189	0.1
200,000	Synopsys, Inc., 4.550%, 04/01/2027	201,512	0.0
161,000	Synopsys, Inc., 5.700%, 04/01/2055	159,882	0.0
166,000	Take-Two Interactive Software, Inc., 3.700%, 04/14/2027	165,406	0.0
320,000	VMware, Inc., 1.400%, 08/15/2026	315,355	0.1
245,000	Workday, Inc., 3.500%, 04/01/2027	243,665	0.1
		10,030,197	2.2

	Utilities: 0.6%
128,000	Constellation Energy Generation LLC, 6.500%, 10/01/2053	139,655	0.0
620,000 (4)	Electricite de France SA, 4.875%, 01/22/2044	553,474	0.1
168,000	Georgia Power Co. B, 3.700%, 01/30/2050	126,091	0.0
482,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	435,840	0.1
343,000	NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	341,138	0.1
371,000	NiSource, Inc., 4.375%, 05/15/2047	308,761	0.1
94,000	NiSource, Inc., 5.850%, 04/01/2055	93,778	0.0
295,000	Oglethorpe Power Corp., 4.550%, 06/01/2044	248,364	0.1
325,000	Sempra, 3.800%, 02/01/2038	279,575	0.1
134,000	Xcel Energy, Inc., 3.500%, 12/01/2049	96,470	0.0
		2,623,146	0.6
	Total Corporate Bonds/ Notes (Cost $63,278,068)	60,812,783	13.3

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
EQUITY-LINKED NOTES: 2.3%
	Financial: 0.6%
2,610,000 (2)(6)	GS Finance Corp. (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 4 Common Stocks), (0.470)%, 03/03/2032	$2,601,126	0.6

	Financials: 1.7%
2,657,000 (6)	GS Finance Corp. (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 3 Common Stocks), 0.500%, 04/11/2028	4,521,417	1.0
2,757,000 (2)(6)	GS Finance Corp. (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 5 Common Stocks), (5.770)%, 07/30/2029	3,410,685	0.7
		7,932,102	1.7
	Total Equity-Linked Notes (Cost $8,054,222)	10,533,228	2.3

MUNICIPAL BONDS: 0.1%
	Georgia: 0.1%
301,000	Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	328,390	0.1
	Total Municipal Bonds (Cost $301,000)	328,390	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.2%
	Federal National Mortgage Association: 0.2%(7)
915,000 (7)	6.625%, 11/15/2030	1,032,136	0.2

	Total U.S. Government Agency Obligations (Cost $967,150)	1,032,136	0.2

U.S. TREASURY OBLIGATIONS: 8.5%
	United States Treasury Bonds: 0.8%
207,200 (3)	4.500%, 02/15/2036	213,958	0.0
1,248,000	4.625%, 11/15/2045	1,219,725	0.3
2,212,300	4.750%, 08/15/2055	2,175,659	0.5
		3,609,342	0.8
	United States Treasury Notes: 7.7%
6,752,000	3.375%, 12/31/2027	6,738,944	1.5
11,051,100	3.500%, 12/15/2028	11,038,581	2.4
11,845,000	3.625%, 12/31/2030	11,789,014	2.6
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes: (continued)
2,854,500	3.875%, 12/31/2032	$2,842,235	0.6
2,862,000	4.000%, 11/15/2035	2,821,082	0.6
		35,229,856	7.7
	Total U.S. Treasury Obligations (Cost $38,971,585)	38,839,198	8.5
	Total Long-Term Investments (Cost $373,811,215)	443,652,549	96.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	U.S. Treasury Obligations: 0.1%
22,000 (2)(8)	United States Treasury Bill, 3.510%, 05/14/2026 (Cost $21,671)	21,720	0.1

	Repurchase Agreements: 1.0%
1,049,449 (9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $1,049,670, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%- 7.003%, Market Value plus accrued interest $1,070,438, due 12/01/30-11/20/75)	1,049,449	0.2
1,116,436 (9)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,116,677, collateralized by various U.S. Government Securities, 0.000%- 5.250%, Market Value plus accrued interest $1,139,080, due 01/31/26-11/15/55)	1,116,436	0.3

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,049,449 (9)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $1,049,669, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 6.500%, Market Value plus accrued interest $1,070,438, due 10/15/26-12/20/55)	$1,049,449	0.2
74,666 (9)	HSBC Securities (USA), Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $74,682, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.225%- 6.500%, Market Value plus accrued interest $76,159, due 06/01/34-09/01/55)	74,666	0.0
281,385 (9)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $281,444, collateralized by various U.S. Government Securities, 0.625%- 4.875%, Market Value plus accrued interest $287,013, due 04/30/26-11/15/34)	281,385	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (9)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $1,000,218, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $1,016,884, due 04/15/28-02/15/55)	$1,000,000	0.2
	Total Repurchase Agreements (Cost $4,571,385)	4,571,385	1.0

	Time Deposits: 0.0%
100,000 (9)	Royal Bank of Canada, 3.850%, 01/02/2026	100,000	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.9%
13,476,148 (10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $13,476,148)	$13,476,148	2.9
	Total Short-Term Investments (Cost $18,169,204)	18,169,253	4.0
	Total Investments in Securities (Cost $391,980,419)	$461,821,802	100.9
	Liabilities in Excess of Other Assets	(3,969,005)	(0.9)
	Net Assets	$457,852,797	100.0

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2025.
(3)	Security, or a portion of the security, is on loan.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$17,684,437	$—	$—	$17,684,437
Consumer Discretionary	19,799,620	—	—	19,799,620
Consumer Staples	21,241,548	—	—	21,241,548
Energy	17,349,957	3,192,425	—	20,542,382
Financials	56,929,949	—	—	56,929,949
Health Care	42,069,753	3,737,747	—	45,807,500
Industrials	37,005,801	2,589,709	—	39,595,510
Information Technology	43,008,329	—	—	43,008,329
Materials	6,506,948	—	—	6,506,948
Real Estate	4,873,545	—	—	4,873,545
Utilities	12,238,000	—	—	12,238,000
Total Common Stock	278,707,887	9,519,881	—	288,227,768
Convertible Bonds/Notes	—	43,879,046	—	43,879,046
Corporate Bonds/Notes	—	60,812,783	—	60,812,783
Equity-Linked Notes	—	—	10,533,228	10,533,228
Municipal Bonds	—	328,390	—	328,390
U.S. Government Agency Obligations	—	1,032,136	—	1,032,136
U.S. Treasury Obligations	—	38,839,198	—	38,839,198
Short-Term Investments	13,476,148	4,693,105	—	18,169,253
Total Investments, at fair value	$292,184,035	$159,104,539	$10,533,228	$461,821,802
Other Financial Instruments+
Forward Foreign Currency Contracts	—	7,242	—	7,242
Total Assets	$292,184,035	$159,111,781	$10,533,228	$461,829,044
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(156,067)	$—	$(156,067)
Futures	(703)	—	—	(703)
Total Liabilities	$(703)	$(156,067)	$—	$(156,770)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

At December 31, 2025, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	133,131	USD	95,442	State Street Bank and Trust Co.	01/21/26	$1,639
GBP	104,946	USD	139,924	State Street Bank and Trust Co.	01/21/26	1,534
CAD	171,686	USD	124,189	State Street Bank and Trust Co.	01/21/26	1,007
EUR	82,685	USD	96,490	State Street Bank and Trust Co.	01/21/26	772
GBP	56,813	USD	75,826	State Street Bank and Trust Co.	01/21/26	753
CAD	53,709	USD	38,592	State Street Bank and Trust Co.	01/21/26	574
CAD	51,589	USD	37,326	State Street Bank and Trust Co.	01/21/26	294
CAD	75,567	USD	54,891	State Street Bank and Trust Co.	01/21/26	214
EUR	38,824	USD	45,479	State Street Bank and Trust Co.	01/21/26	190
CAD	38,968	USD	28,240	State Street Bank and Trust Co.	01/21/26	175
USD	25,554	CAD	34,963	State Street Bank and Trust Co.	01/21/26	59
CAD	36,092	USD	26,292	State Street Bank and Trust Co.	01/21/26	26
USD	29,065	CAD	39,851	State Street Bank and Trust Co.	01/21/26	5
USD	51,724	EUR	44,040	State Street Bank and Trust Co.	01/21/26	(80)
USD	25,142	CAD	34,589	State Street Bank and Trust Co.	01/21/26	(81)
EUR	76,200	USD	89,757	State Street Bank and Trust Co.	01/21/26	(123)
USD	68,296	GBP	50,885	State Street Bank and Trust Co.	01/21/26	(292)
USD	27,099	CAD	37,719	State Street Bank and Trust Co.	01/21/26	(406)
USD	65,483	GBP	48,971	State Street Bank and Trust Co.	01/21/26	(526)
USD	71,088	GBP	53,899	State Street Bank and Trust Co.	01/21/26	(1,563)
USD	2,948,641	EUR	2,532,953	The Bank of New York	01/21/26	(30,855)
USD	1,937,499	CAD	2,705,803	The Bank of New York	01/21/26	(35,620)
USD	4,287,318	GBP	3,244,902	The Bank of New York	01/21/26	(86,521)
						$(148,825)

At December 31, 2025, the following futures contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
U.S. Treasury 5-Year Note	10	03/31/26	$1,093,047	$(703)
			$1,093,047	$(703)

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$7,242
Total Asset Derivatives		$7,242

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$156,067
Interest rate contracts	Variation margin payable on futures contracts*	703
Total Liability Derivatives		$156,770

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(407,816)	$—	$(407,816)
Interest rate contracts	—	7,816	7,816
Total	$(407,816)	$7,816	$(400,000)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(294,349)	$—	$(294,349)
Interest rate contracts	—	(703)	(703)
Total	$(294,349)	$(703)	$(295,052)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2025:

	State Street Bank and Trust Co.	The Bank of New York	Total
Assets:
Forward foreign currency contracts	$7,242	$—	$7,242
Total Assets	$7,242	$—	$7,242
Liabilities:
Forward foreign currency contracts	$3,071	$152,996	$156,067
Total Liabilities	$3,071	$152,996	$156,067
Net OTC derivative instruments by counterparty, at fair value	$4,171	$(152,996)	$(148,825)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$–
Net Exposure(1)	$4,171	$(152,996)	$(148,825)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the year ended December 31, 2025:

Equity-Linked Notes*
Beginning balance at December 31, 2024	$11,152,455
Purchases	2,610,000
Sales	(4,478,066)
Accrued discounts/(premiums)	(13,284)
Total realized gain (loss)	1,717,066
Net change in unrealized appreciation (depreciation)**	(454,943)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance at December 31, 2025	$10,533,228
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of December 31, 2025**	$(454,943)

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

*	Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
**	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at December 31, 2025 may be due to securities no longer held or categorized as Level 3 at year end.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $395,397,736.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$79,565,064
Gross Unrealized Depreciation	(13,225,574)
Net Unrealized Appreciation	$66,339,490

See Accompanying Notes to Financial Statements

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	Communication Services: 2.5%
38,389	Omnicom Group, Inc.	$3,099,912	1.7
47,401	Warner Music Group Corp. - Class A	1,453,788	0.8
		4,553,700	2.5

	Consumer Discretionary: 8.4%
566 (1)	AutoZone, Inc.	1,919,589	1.0
26,339	Best Buy Co., Inc.	1,762,869	1.0
12,579	Darden Restaurants, Inc.	2,314,788	1.3
4,536	Expedia Group, Inc.	1,285,094	0.7
18,435	Genuine Parts Co.	2,266,768	1.2
17,347 (1)	Mohawk Industries, Inc.	1,896,027	1.0
4,851	Ralph Lauren Corp.	1,715,362	0.9
12,760	Ross Stores, Inc.	2,298,586	1.3
		15,459,083	8.4

	Consumer Staples: 6.0%
85,526	Albertsons Cos., Inc. - Class A	1,468,481	0.8
7,754	Constellation Brands, Inc. - Class A	1,069,742	0.6
21,756	General Mills, Inc.	1,011,654	0.5
8,752	Hershey Co.	1,592,689	0.9
62,399	Keurig Dr Pepper, Inc.	1,747,796	1.0
22,996	Kroger Co.	1,436,790	0.8
17,480 (1)	Post Holdings, Inc.	1,731,394	0.9
12,621 (1)	US Foods Holding Corp.	950,614	0.5
		11,009,160	6.0

	Energy: 6.7%
41,315	Baker Hughes Co.	1,881,485	1.0
11,509	Cheniere Energy, Inc.	2,237,235	1.2
88,180	Coterra Energy, Inc.	2,320,898	1.2
15,453	Diamondback Energy, Inc.	2,323,049	1.3
16,709	Marathon Petroleum Corp.	2,717,385	1.5
15,911	Williams Cos., Inc.	956,410	0.5
		12,436,462	6.7

	Financials: 15.7%
6,058	Ameriprise Financial, Inc.	2,970,480	1.6
12,560 (1)	Arch Capital Group Ltd.	1,204,755	0.7
18,053	Brown & Brown, Inc.	1,438,824	0.8
56,172	Fidelity National Information Services, Inc.	3,733,191	2.0
33,204	Fifth Third Bancorp	1,554,279	0.8
1,014	First Citizens BancShares, Inc. - Class A	2,176,226	1.2
15,795	Hartford Financial Services Group, Inc.	2,176,551	1.2
26,889	Loews Corp.	2,831,681	1.5
11,773	M&T Bank Corp.	2,372,024	1.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
62,548	MGIC Investment Corp.	$1,827,653	1.0
19,755	Raymond James Financial, Inc.	3,172,455	1.7
20,055	State Street Corp.	2,587,296	1.4
12,024	W.R. Berkley Corp.	843,123	0.5
		28,888,538	15.7

	Health Care: 11.4%
8,855	AmerisourceBergen Corp.	2,990,776	1.6
2,637	Chemed Corp.	1,128,267	0.6
36,426	GE HealthCare Technologies, Inc.	2,987,660	1.6
28,490 (1)	Globus Medical, Inc. - Class A	2,487,462	1.4
27,753 (1)	Henry Schein, Inc.	2,097,572	1.1
5,252	Humana, Inc.	1,345,195	0.7
15,915 (1)	IQVIA Holdings, Inc.	3,587,400	2.0
7,108 (1)	Jazz Pharmaceuticals PLC	1,208,360	0.7
18,369	Quest Diagnostics, Inc.	3,187,573	1.7
		21,020,265	11.4

	Industrials: 14.3%
4,772	Acuity Brands, Inc.	1,718,111	0.9
12,653	AMETEK, Inc.	2,597,787	1.4
18,644	Delta Air Lines, Inc.	1,293,894	0.7
12,263	Dover Corp.	2,394,228	1.3
4,501	Hubbell, Inc.	1,998,939	1.1
28,768	Ingersoll Rand, Inc.	2,279,001	1.2
10,832	ITT, Inc.	1,879,460	1.0
8,447	JB Hunt Transport Services, Inc.	1,641,590	0.9
8,832	Lincoln Electric Holdings, Inc.	2,116,500	1.2
19,408	Masco Corp.	1,231,632	0.7
14,633 (1)	Middleby Corp.	2,175,488	1.2
5,976	Nordson Corp.	1,436,810	0.8
8,535	Owens Corning	955,152	0.5
14,756	Veralto Corp.	1,472,354	0.8
3,496	Woodward, Inc.	1,056,911	0.6
		26,247,857	14.3

	Information Technology: 8.5%
19,609	CDW Corp.	2,670,746	1.5
14,332 (1)	GoDaddy, Inc. - Class A	1,778,315	1.0
9,001	Jabil, Inc.	2,052,408	1.1
11,614	MKS Instruments, Inc.	1,855,917	1.0
22,272 (1)	ON Semiconductor Corp.	1,206,029	0.7
4,884	TD SYNNEX Corp.	733,723	0.4
4,078 (1)	Teledyne Technologies, Inc.	2,082,757	1.1
6,634	Western Digital Corp.	1,142,839	0.6
8,524 (1)	Zebra Technologies Corp. - Class A	2,069,798	1.1
		15,592,532	8.5

See Accompanying Notes to Financial Statements

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 8.0%
19,301	Alcoa Corp.	$1,025,655	0.6
23,781	Ball Corp.	1,259,680	0.7
10,042	Crown Holdings, Inc.	1,034,025	0.6
19,092	DuPont de Nemours, Inc.	767,498	0.4
15,712	Freeport-McMoRan, Inc.	798,012	0.4
40,077	International Paper Co.	1,578,633	0.9
3,092	Martin Marietta Materials, Inc.	1,925,265	1.1
7,488	Packaging Corp. of America	1,544,250	0.8
16,256	RPM International, Inc.	1,690,624	0.9
59,886 (2)	Silgan Holdings, Inc.	2,417,598	1.3
3,634	Steel Dynamics, Inc.	615,781	0.3
		14,657,021	8.0

	Real Estate: 8.2%
12,478	AvalonBay Communities, Inc.	2,262,386	1.2
143,628	Healthpeak Properties, Inc.	2,309,538	1.3
43,735	Host Hotels & Resorts, Inc.	775,422	0.4
8,395	Public Storage	2,178,502	1.2
37,505	Regency Centers Corp.	2,588,970	1.4
9,112	SBA Communications Corp.	1,762,534	1.0
12,826	Simon Property Group, Inc.	2,374,221	1.3
33,066	Weyerhaeuser Co.	783,334	0.4
		15,034,907	8.2

	Utilities: 8.5%
37,945	CMS Energy Corp.	2,653,494	1.5
33,365	Essential Utilities, Inc.	1,279,881	0.7
57,723	NiSource, Inc.	2,410,512	1.3
103,500	PG&E Corp.	1,663,245	0.9
15,403	Sempra Energy	1,359,931	0.7
27,084	WEC Energy Group, Inc.	2,856,279	1.6
45,577	Xcel Energy, Inc.	3,366,317	1.8
		15,589,659	8.5
	Total Common Stock (Cost $153,426,948)	180,489,184	98.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Repurchase Agreements: 0.0%
20,980 (3)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $20,985, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $21,406, due 01/31/26-11/15/55)	$20,980	0.0
1,941 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $1,941, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $1,980, due 04/30/26-11/15/34)	1,941	0.0
	Total Repurchase Agreements (Cost $22,921)	22,921	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
4,392,084 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $4,392,084)	$4,392,084	2.4
	Total Short-Term Investments (Cost $4,415,005)	4,415,005	2.4
	Total Investments in Securities (Cost $157,841,953)	$184,904,189	100.6
	Liabilities in Excess of Other Assets	(1,140,292)	(0.6)
	Net Assets	$183,763,897	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$180,489,184	$—	$—	$180,489,184
Short-Term Investments	4,392,084	22,921	—	4,415,005
Total Investments, at fair value	$184,881,268	$22,921	$—	$184,904,189

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $158,157,210.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$32,003,877
Gross Unrealized Depreciation	(5,256,898)
Net Unrealized Appreciation	$26,746,979

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.7%
	Communication Services: 4.9%
30,406 (1)(2)	AST SpaceMobile, Inc.	$2,208,388	0.2
27,000 (1)	Liberty Media Corp.-Liberty Formula One - Class C, Tracking Stock	2,659,770	0.3
44,819 (1)	Live Nation Entertainment, Inc.	6,386,708	0.7
39,105 (1)	Reddit, Inc. - Class A	8,989,066	1.0
188,284 (1)	ROBLOX Corp. - Class A	15,256,653	1.6
8,533 (1)	Roku, Inc.	925,745	0.1
13,514 (1)	Take-Two Interactive Software, Inc.	3,459,989	0.4
17,178	TKO Group Holdings, Inc.	3,590,202	0.4
52,204 (1)	Trade Desk, Inc. - Class A	1,981,664	0.2
		45,458,185	4.9

	Consumer Discretionary: 21.1%
38,147 (1)	Amer Sports, Inc.	1,424,791	0.1
250 (1)	AutoZone, Inc.	847,875	0.1
16,700 (1)	Birkenstock Holding PLC	683,030	0.1
5,074 (1)	Boot Barn Holdings, Inc.	895,409	0.1
16,258 (1)	Bright Horizons Family Solutions, Inc.	1,648,561	0.2
24,144 (1)	Burlington Stores, Inc.	6,973,994	0.8
108,269 (1)	Carnival Corp.	3,306,535	0.4
42,860 (1)	Carvana Co.	18,087,777	2.0
15,320 (1)(2)	Cava Group, Inc.	899,131	0.1
9,900	Churchill Downs, Inc.	1,126,422	0.1
388,722 (1)	Coupang, Inc.	9,169,952	1.0
33,110	Darden Restaurants, Inc.	6,092,902	0.7
35,499 (1)	Deckers Outdoor Corp.	3,680,181	0.4
6,920	Domino’s Pizza, Inc.	2,884,394	0.3
82,925 (1)	DraftKings, Inc. - Class A	2,857,596	0.3
12,740 (1)	Duolingo, Inc.	2,235,870	0.2
38,709 (1)	Dutch Bros, Inc. - Class A	2,369,765	0.3
16,666	eBay, Inc.	1,451,609	0.2
38,991	Expedia Group, Inc.	11,046,540	1.2
36,199 (1)	Flutter Entertainment PLC - Class DI	7,784,233	0.8
65,178	Hilton Worldwide Holdings, Inc.	18,722,381	2.0
6,300 (2)	Hyatt Hotels Corp. - Class A	1,010,016	0.1
72,905	Las Vegas Sands Corp.	4,745,386	0.5
9,800 (1)	MakeMyTrip Ltd.	804,776	0.1
34,854 (1)	Navan, Inc. - Class A	595,306	0.1
9,763 (1)	Ollie’s Bargain Outlet Holdings, Inc.	1,070,122	0.1
29,930 (1)	On Holding AG - Class A	1,391,146	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
47,400 (1)	Planet Fitness, Inc. - Class A	$5,141,478	0.6
9,968	Ralph Lauren Corp.	3,524,785	0.4
26,163	Ross Stores, Inc.	4,713,003	0.5
83,421	Royal Caribbean Cruises Ltd.	23,267,785	2.5
12,027	Service Corp. International	937,745	0.1
18,708 (1)	SharkNinja, Inc.	2,093,425	0.2
44,031	Tapestry, Inc.	5,625,841	0.6
72,900	Tempur Sealy International, Inc.	6,508,512	0.7
20,060	Texas Roadhouse, Inc.	3,329,960	0.4
2,600 (1)	TopBuild Corp.	1,084,694	0.1
143,892	Tractor Supply Co.	7,196,039	0.8
6,173 (1)	Ulta Beauty, Inc.	3,734,727	0.4
66,965 (1)	Valvoline, Inc.	1,946,003	0.2
61,228 (1)	Viking Holdings Ltd.	4,372,292	0.5
9,393 (1)	Wayfair, Inc. - Class A	943,151	0.1
6,331	Williams-Sonoma, Inc.	1,130,653	0.1
12,450	Wingstop, Inc.	2,969,201	0.3
14,233	Yum! Brands, Inc.	2,153,168	0.2
		194,478,162	21.1

	Consumer Staples: 2.1%
29,854 (1)	BJ’s Wholesale Club Holdings, Inc.	2,687,755	0.3
4,103	Casey’s General Stores, Inc.	2,267,769	0.2
37,342 (1)	Celsius Holdings, Inc.	1,708,023	0.2
7,129	Dollar General Corp.	946,517	0.1
9,404 (1)	e.l.f. Beauty, Inc.	715,080	0.1
8,976	Estee Lauder Cos., Inc. - Class A	939,967	0.1
8,700 (1)	Freshpet, Inc.	530,091	0.1
12,014 (1)	Performance Food Group Co.	1,080,299	0.1
28,001 (1)	Sprouts Farmers Market, Inc.	2,230,840	0.2
79,668 (1)	US Foods Holding Corp.	6,000,594	0.7
		19,106,935	2.1

	Energy: 2.9%
14,049	Cameco Corp.	1,285,343	0.1
26,456	Cheniere Energy, Inc.	5,142,782	0.6
7,815	Chesapeake Energy Corp.	862,463	0.1
6,874	Diamondback Energy, Inc.	1,033,368	0.1
15,871	EQT Corp.	850,686	0.1
20,300	Ovintiv, Inc.	795,557	0.1
89,611	Permian Resources Corp.	1,257,242	0.1
62,370	Targa Resources Corp.	11,507,265	1.3
32,959	TechnipFMC PLC	1,468,653	0.2
80,889 (1)	Uranium Energy Corp.	944,784	0.1

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
33,604	Viper Energy, Inc. - Class A	$1,298,123	0.1
		26,446,266	2.9

	Financials: 9.1%
43,731 (1)	Affirm Holdings, Inc.	3,254,898	0.4
4,768	Allstate Corp.	992,459	0.1
28,859	Ameriprise Financial, Inc.	14,150,722	1.5
52,129	Ares Management Corp. - Class A	8,425,610	0.9
26,207	Bank of New York Mellon Corp.	3,042,371	0.3
76,690 (1)	Block, Inc.	4,991,752	0.6
8,925 (1)	Coinbase Global, Inc. - Class A	2,018,299	0.2
20,083 (1)	Corpay, Inc.	6,043,577	0.7
7,825	Hanover Insurance Group, Inc.	1,430,175	0.2
30,490	Interactive Brokers Group, Inc. - Class A	1,960,812	0.2
36,528	Invesco Ltd.	959,591	0.1
2,345	Kinsale Capital Group, Inc.	917,176	0.1
20,044	Lazard, Inc.	973,337	0.1
26,631	LPL Financial Holdings, Inc.	9,511,794	1.0
11,714	MSCI, Inc.	6,720,673	0.7
36,160 (1)	Robinhood Markets, Inc. - Class A	4,089,696	0.5
48,638	Rocket Cos., Inc. - Class A	941,632	0.1
23,772	Ryan Specialty Holdings, Inc.	1,227,348	0.1
14,438 (1)(2)	Shift4 Payments, Inc. - Class A	909,161	0.1
30,560	SLM Corp.	826,954	0.1
17,304	StepStone Group, Inc. - Class A	1,110,398	0.1
9,517	Stifel Financial Corp.	1,191,719	0.1
128,146 (1)	Toast, Inc. - Class A	4,550,464	0.5
39,131	TPG, Inc.	2,498,123	0.3
10,314	Tradeweb Markets, Inc. - Class A	1,109,168	0.1
		83,847,909	9.1

	Health Care: 16.1%
30,900 (1)	Alkermes PLC	864,582	0.1
41,886 (1)	Alnylam Pharmaceuticals, Inc.	16,655,968	1.8
61,817	AmerisourceBergen Corp.	20,878,692	2.3
2,283 (1)	Argenx SE, ADR	1,919,889	0.2
5,346 (1)	Ascendis Pharma A/S, ADR	1,139,981	0.1
3,591 (1)	BeiGene Ltd., ADR	1,090,982	0.1
36,000 (1)	BrightSpring Health Services, Inc.	1,348,200	0.1
44,218	Cardinal Health, Inc.	9,086,799	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
59,151 (1)	Caris Life Sciences, Inc.	$1,595,894	0.2
38,336 (1)	Corcept Therapeutics, Inc.	1,334,093	0.1
107,676 (1)	Dexcom, Inc.	7,146,456	0.8
38,774 (1)	Doximity, Inc. - Class A	1,716,913	0.2
43,975 (1)	Elanco Animal Health, Inc.	995,154	0.1
26,585	Encompass Health Corp.	2,821,732	0.3
9,800 (1)	Glaukos Corp.	1,106,518	0.1
8,300 (1)	HealthEquity, Inc.	760,363	0.1
25,589 (1)	IDEXX Laboratories, Inc.	17,311,726	1.9
49,996 (1)	Insmed, Inc.	8,701,304	0.9
19,233 (1)	Insulet Corp.	5,466,788	0.6
42,530 (1)	Ionis Pharmaceuticals, Inc.	3,364,548	0.4
19,798 (1)	Medline, Inc. - Class A	831,516	0.1
2,645 (1)	Medpace Holdings, Inc.	1,485,564	0.2
725 (1)	Mettler-Toledo International, Inc.	1,010,788	0.1
34,645 (1)	Natera, Inc.	7,936,823	0.9
29,182 (1)	Neurocrine Biosciences, Inc.	4,138,883	0.5
11,900 (1)	Nuvalent, Inc. - Class A	1,197,021	0.1
40,610 (1)	Option Care Health, Inc.	1,293,835	0.1
15,144 (1)	Penumbra, Inc.	4,708,421	0.5
7,004	Quest Diagnostics, Inc.	1,215,404	0.1
12,601 (1)	RadNet, Inc.	899,081	0.1
5,886 (1)	Repligen Corp.	964,480	0.1
12,136	ResMed, Inc.	2,923,198	0.3
19,362 (1)	Revolution Medicines, Inc.	1,542,183	0.2
40,300 (1)(2)	Summit Therapeutics, Inc.	704,847	0.1
10,395 (1)	Tenet Healthcare Corp.	2,065,694	0.2
30,994 (1)	Vaxcyte, Inc.	1,430,063	0.2
33,164 (1)	Veeva Systems, Inc. - Class A	7,403,200	0.8
25,582 (1)	Waystar Holding Corp.	837,811	0.1
		147,895,394	16.1

	Industrials: 20.5%
28,303 (1)	API Group Corp.	1,082,873	0.1
23,506 (1)	Axon Enterprise, Inc.	13,349,763	1.4
7,021 (1)	Bloom Energy Corp. - Class A	610,055	0.1
39,571	Booz Allen Hamilton Holding Corp.	3,338,210	0.4
27,299	Broadridge Financial Solutions, Inc.	6,092,318	0.7
6,729	BWX Technologies, Inc.	1,163,040	0.1
2,115 (1)	CACI International, Inc. - Class A	1,126,893	0.1
3,600	Carpenter Technology Corp.	1,133,424	0.1

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
4,100 (1)	Clean Harbors, Inc.	$961,368	0.1
13,964	Comfort Systems USA, Inc.	13,032,462	1.4
20,557 (1)	Core & Main, Inc. - Class A	1,068,347	0.1
1,684	Curtiss-Wright Corp.	928,339	0.1
6,087	Equifax, Inc.	1,320,757	0.1
13,216	Esab Corp.	1,476,491	0.2
19,100 (1)	ExlService Holdings, Inc.	810,604	0.1
277,657	Fastenal Co.	11,142,375	1.2
5,715	Ferguson Enterprises, Inc.	1,272,330	0.1
35,289	FTAI Aviation Ltd.	6,946,640	0.8
19,141	GFL Environmental, Inc.	822,106	0.1
20,400 (1)	GXO Logistics, Inc.	1,073,856	0.1
33,340	HEICO Corp.	10,788,491	1.2
135,073	Howmet Aerospace, Inc.	27,692,666	3.0
2,898	Hubbell, Inc.	1,287,031	0.1
20,317 (1)(2)	Karman Holdings, Inc.	1,486,595	0.2
6,839	Lennox International, Inc.	3,320,882	0.4
21,200	Leonardo DRS, Inc.	722,708	0.1
22,755 (1)	Loar Holdings, Inc.	1,547,340	0.2
60,367 (1)	Lyft, Inc. - Class A	1,169,309	0.1
7,922 (1)	Middleby Corp.	1,177,764	0.1
8,636	nVent Electric PLC	880,613	0.1
8,466	Old Dominion Freight Line, Inc.	1,327,469	0.1
14,038 (1)	Parsons Corp.	867,548	0.1
15,309	Paychex, Inc.	1,717,364	0.2
12,735 (1)	Paylocity Holding Corp.	1,942,087	0.2
34,300	Quanta Services, Inc.	14,476,658	1.6
3,233 (1)	RBC Bearings, Inc.	1,449,774	0.2
130,191 (1)	Rocket Lab Corp.	9,082,124	1.0
2,941	Rockwell Automation, Inc.	1,144,255	0.1
63,696 (1)	Standardaero, Inc.	1,826,801	0.2
19,795 (1)(2)	Symbotic, Inc.	1,177,802	0.1
26,800	Tetra Tech, Inc.	898,872	0.1
22,522	UL Solutions, Inc. - Class A	1,776,085	0.2
10,700 (1)	United Airlines Holdings, Inc.	1,196,474	0.1
32,962	Veralto Corp.	3,288,948	0.4
14,148	Verisk Analytics, Inc.	3,164,766	0.3
37,100 (1)	Verra Mobility Corp.	831,411	0.1
106,578	Vertiv Holdings Co. - Class A	17,266,702	1.9
4,700	Westinghouse Air Brake Technologies Corp.	1,003,215	0.1
4,301	WW Grainger, Inc.	4,339,924	0.5
10,356 (1)	XPO, Inc.	1,407,484	0.1
		189,011,413	20.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 18.2%
5,335 (1)	Appfolio, Inc. - Class A	$1,241,188	0.1
41,665 (1)	Astera Labs, Inc.	6,931,389	0.8
3,200 (1)	Autodesk, Inc.	947,232	0.1
3,877	Badger Meter, Inc.	676,188	0.1
7,602	CDW Corp.	1,035,392	0.1
9,543 (1)	Celestica, Inc.	2,821,006	0.3
94,185 (1)	Cloudflare, Inc. - Class A	18,568,573	2.0
8,750 (1)	Coherent Corp.	1,614,988	0.2
14,515	Corning, Inc.	1,270,933	0.1
8,641 (1)	Credo Technology Group Holding Ltd.	1,243,353	0.1
102,461 (1)	Datadog, Inc. - Class A	13,933,671	1.5
8,200 (1)	Descartes Systems Group, Inc.	718,812	0.1
32,284 (1)	DocuSign, Inc.	2,208,226	0.2
82,737 (1)	Dynatrace, Inc.	3,585,822	0.4
30,317 (1)	Elastic NV	2,287,114	0.3
2,600 (1)	Fabrinet	1,183,728	0.1
5,711 (1)	Fair Isaac Corp.	9,655,131	1.1
7,674 (1)	Gartner, Inc.	1,935,997	0.2
36,842	Gen Digital, Inc.	1,001,734	0.1
69,155 (1)	Gitlab, Inc. - Class A	2,595,387	0.3
50,172 (1)	GoDaddy, Inc. - Class A	6,225,342	0.7
27,600 (1)	Guidewire Software, Inc.	5,547,876	0.6
14,265 (1)	HubSpot, Inc.	5,724,545	0.6
6,500 (1)	Impinj, Inc.	1,131,065	0.1
8,042 (2)	InterDigital, Inc.	2,560,412	0.3
14,955 (1)	JFrog Ltd.	934,089	0.1
33,700 (1)	Lattice Semiconductor Corp.	2,479,646	0.3
2,869 (1)	Lumentum Holdings, Inc.	1,057,485	0.1
6,847 (1)	MACOM Technology Solutions Holdings, Inc.	1,172,754	0.1
17,984 (1)	Manhattan Associates, Inc.	3,116,807	0.3
5,700 (1)	Monday.com Ltd.	841,092	0.1
3,560 (1)	MongoDB, Inc.	1,494,096	0.2
12,566	Monolithic Power Systems, Inc.	11,389,320	1.2
30,500 (1)	Nutanix, Inc. - Class A	1,576,545	0.2
37,000 (1)	Okta, Inc.	3,199,390	0.4
8,100 (1)	Onto Innovation, Inc.	1,278,666	0.1
15,200	Pegasystems, Inc.	907,744	0.1
14,017 (1)	Procore Technologies, Inc.	1,019,597	0.1
6,745 (1)	PTC, Inc.	1,175,046	0.1
75,888 (1)	Pure Storage, Inc. - Class A	5,085,255	0.6
12,966 (1)	Rambus, Inc.	1,191,446	0.1
27,409 (1)	Rubrik, Inc. - Class A	2,096,240	0.2
62,050 (1)(2)	SailPoint, Inc.	1,255,272	0.1
93,672 (1)	Samsara, Inc. - Class A	3,320,672	0.4

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
5,428	Seagate Technology Holdings PLC	$1,494,817	0.2
5,194 (1)	ServiceTitan, Inc. - Class A	553,161	0.1
3,100 (1)	SiTime Corp.	1,094,889	0.1
31,626 (3)(4)	Tanium, Inc. - Class B	126,504	0.0
23,083	TD SYNNEX Corp.	3,467,759	0.4
5,800	TE Connectivity PLC	1,319,558	0.1
4,644	Teradyne, Inc.	898,893	0.1
12,795 (1)	Tower Semiconductor Ltd.	1,502,389	0.2
7,871 (1)	Twilio, Inc. - Class A	1,119,571	0.1
11,925 (1)	Tyler Technologies, Inc.	5,413,354	0.6
26,200 (1)	Unity Software, Inc.	1,157,254	0.1
4,055 (1)	Zebra Technologies Corp. - Class A	984,635	0.1
32,845 (1)	Zscaler, Inc.	7,387,497	0.8
		167,756,547	18.2

	Materials: 0.7%
14,700	Anglogold Ashanti PLC	1,253,616	0.1
54,377	Kinross Gold Corp.	1,531,256	0.2
10,603	Louisiana-Pacific Corp.	856,298	0.1
16,673 (1)(2)	MP Materials Corp.	842,320	0.1
9,387	Sensient Technologies Corp.	881,909	0.1
8,099	Steel Dynamics, Inc.	1,372,376	0.1
		6,737,775	0.7

	Real Estate: 1.3%
12,958 (1)	CBRE Group, Inc. - Class A	2,083,517	0.2
24,477 (1)	CoStar Group, Inc.	1,645,833	0.2
6,468	FirstService Corp.	1,005,968	0.1
11,770	Iron Mountain, Inc.	976,322	0.1
25,681	Lamar Advertising Co. - Class A	3,250,701	0.3
17,668	Simon Property Group, Inc.	3,270,523	0.4
		12,232,864	1.3

	Utilities: 2.8%
44,144	NRG Energy, Inc.	7,029,491	0.8
3,598 (1)	Talen Energy Corp.	1,348,674	0.1
105,724	Vistra Corp.	17,056,453	1.9
		25,434,618	2.8
	Total Common Stock (Cost $796,309,038)	918,406,068	99.7

PREFERRED STOCK: 0.2%
	Consumer Discretionary: 0.1%
32,438 (3)(4)	Rappi, Inc. - Series E	576,423	0.1
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Information Technology: 0.1%
353,970 (3)(4)	Tanium, Inc. - Series G	$1,415,880	0.1
	Total Preferred Stock (Cost $3,695,256)	1,992,303	0.2
	Total Long-Term Investments (Cost $800,004,294)	920,398,371	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 1.1%
1,683,435 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $1,683,790, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-7.003%, Market Value plus accrued interest $1,717,104, due 12/01/30-11/20/75)	1,683,435	0.2
2,650,291 (5)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $2,650,863, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $2,704,046, due 01/31/26-11/15/55)	2,650,291	0.3

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,491,274 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $2,491,795, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $2,541,100, due 10/15/26-12/20/55)	$2,491,274	0.2
666,599 (5)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $666,739, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $679,931, due 04/30/26-11/15/34)	666,599	0.1
2,517,777 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $2,518,325, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,560,286, due 04/15/28-02/15/55)	2,517,777	0.3
	Total Repurchase Agreements (Cost $10,009,376)	10,009,376	1.1

	Time Deposits: 0.1%
190,000 (5)	Landesbank Hessen Thueringen Girozentrale, 3.640%, 01/02/2026	190,000	0.0
190,000 (5)	Mizuho Bank Ltd., 3.640%, 01/02/2026	190,000	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
220,000 (5)	National Bank of Canada, 3.630%, 01/02/2026	$220,000	0.0
260,000 (5)	Royal Bank of Canada, 3.850%, 01/02/2026	260,000	0.1
120,000 (5)	Societe Generale S.A., 3.640%, 01/02/2026	120,000	0.0
100,000 (5)	Toronto-Dominion Bank, 3.650%, 01/02/2026	100,000	0.0
	Total Time Deposits (Cost $1,080,000)	1,080,000	0.1
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.1%
949,031 (6)	T. Rowe Price Government Reserve Fund, 3.720% (Cost $949,031)	$949,031	0.1
	Total Short-Term Investments (Cost $12,038,407)	12,038,407	1.3
	Total Investments in Securities (Cost $812,042,701)	$932,436,778	101.2
	Liabilities in Excess of Other Assets	(10,618,430)	(1.2)
	Net Assets	$921,818,348	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2025, the Portfolio held restricted securities with a fair value of $2,118,807 or 0.2% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025

Asset Table
Investments, at fair value
Common Stock
Communication Services	$45,458,185	$—	$—	$45,458,185
Consumer Discretionary	194,478,162	—	—	194,478,162
Consumer Staples	19,106,935	—	—	19,106,935
Energy	26,446,266	—	—	26,446,266
Financials	83,847,909	—	—	83,847,909
Health Care	147,895,394	—	—	147,895,394
Industrials	189,011,413	—	—	189,011,413
Information Technology	167,630,043	—	126,504	167,756,547
Materials	6,737,775	—	—	6,737,775
Real Estate	12,232,864	—	—	12,232,864
Utilities	25,434,618	—	—	25,434,618
Total Common Stock	918,279,564	—	126,504	918,406,068
Preferred Stock	—	—	1,992,303	1,992,303
Short-Term Investments	949,031	11,089,376	—	12,038,407
Total Investments, at fair value	$919,228,595	$11,089,376	$2,118,807	$932,436,778

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At December 31, 2025, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Rappi, Inc. - Series E	9/8/2020	$1,938,042	$576,423
Tanium, Inc. - Class B	9/24/2020	360,385	126,504
Tanium, Inc. - Series G	8/26/2015	1,757,214	1,415,880
		$4,055,641	$2,118,807

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $813,010,443.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$164,306,680
Gross Unrealized Depreciation	(44,880,346)
Net Unrealized Appreciation	$119,426,334

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2025 were as follows:

Portfolio Name	Type	Per Share Amount
Voya Global Bond Portfolio
Class ADV	NII	$0.2749
Class I	NII	$0.3213
Class S	NII	$0.3004

Voya Global Insights Portfolio
Class ADV	NII	$0.0002
Class I	NII	$0.0410
Class S	NII	$0.0162
All S2	NII	$0.0128
All Classes	STCG	$0.2586
All Classes	LTCG	$0.4895

Voya International High Dividend Low Volatility Portfolio
Class ADV	NII	$0.4594

Class I	NII	$0.4977
Class S	NII	$0.4671
Class S2	NII	$0.4061
All Classes	LTCG	$0.2220

VY® American Century Small-Mid Cap Value Portfolio
Class ADV	NII	$0.1803
Class I	NII	$0.2387
Class S	NII	$0.2072

Class S2	NII	$0.1905
All Classes	STCG	$0.2159
All Classes	LTCG	$0.5835

VY® Baron Growth Portfolio
Class ADV	NII	$0.0046
Class I	NII	$0.1206
Class R6	NII	$0.1262
Class S	NII	$0.0549

Class S2	NII	$0.0369
All Classes	LTCG	$4.6734

VY® Columbia Contrarian Core Portfolio
Class ADV	NII	$0.0189
Class I	NII	$0.1001
Class S	NII	$0.0543
All Classes	LTCG	$0.0298
All Classes	STCG	$1.3549
Portfolio Name	Type	Per Share Amount

VY® Columbia Small Cap Value II Portfolio
Class ADV	NII	$0.2476
Class I	NII	$0.3214
Class R6	NII	$0.3449
Class S	NII	$0.2796
Class S2	NII	$0.2746
All Classes	STCG	$0.4671
All Classes	LTCG	$3.1271

VY® Invesco Comstock Portfolio
Class ADV	NII	$0.2337
Class I	NII	$0.3331
Class S	NII	$0.2834
All Classes	STCG	$0.0434
All Classes	LTCG	$2.5530

VY® Invesco Equity and Income Portfolio
Class ADV	NII	$0.4992
Class I	NII	$0.6515
Class S	NII	$0.5682
Class S2	NII	$0.5305
All Classes	STCG	$0.7205
All Classes	LTCG	$11.7937

VY® JPMorgan Mid Cap Value Portfolio
Class ADV	NII	$0.0990
Class I	NII	$0.1669
Class S	NII	$0.1120
Class S2	NII	$0.1099
All Classes	STCG	$0.0013
All Classes	LTCG	$2.2709

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
All Classes	STCG	$0.1739
All Classes	LTCG	$1.4548

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

TAX INFORMATION (Unaudited) (continued)

Of the ordinary distributions made during the year ended December 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Global Insights Portfolio	19.34%
VY®American Century Small-Mid Cap Value Portfolio	49.13%
VY® Baron Growth Portfolio	100.00%
VY® Columbia Contrarian Core Portfolio	100.00%
VY® Columbia Small Cap Value II Portfolio	42.52%
VY® Invesco Comstock Portfolio	99.04%
VY® Invesco Equity and Income Portfolio	51.58%
VY® JPMorgan Mid Cap Value Portfolio	100.00%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	40.68%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Global Insights Portfolio	$54,834,785
Voya International High Dividend Low Volatility Portfolio	$5,770,957
VY® American Century Small-Mid Cap Value Portfolio	$14,558,668
VY® Baron Growth Portfolio(1)	$99,809,640
VY® Columbia Contrarian Core Portfolio	$6,368,784
VY® Columbia Small Cap Value II Portfolio	$19,088,293
VY® Invesco Comstock Portfolio	$27,679,831
VY® Invesco Equity and Income Portfolio	$120,776,750
VY® JPMorgan Mid Cap Value Portfolio	$34,422,423
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	$116,519,704

___________

(1)	Includes $26,430,140 of equalization.

Pursuant to Section 853 of the Internal Revenue Code, the Portfolios designate the following amounts as foreign taxes paid for the year ended December 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Derived from Foreign Sourced Income*
Voya International High Dividend Low Volatility Portfolio	$1,664,514	$0.0630	42.70%

*None of the Portfolio’s income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld must be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Directors (“Board”) of Voya Partners, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global Bond Portfolio, Voya Global Insights Portfolio, Voya International High Dividend Low Volatility Portfolio, VY® American Century Small-Mid Cap Value Portfolio, VY® Baron Growth Portfolio, VY® Columbia Contrarian Core Portfolio, VY® Columbia Small Cap Value II Portfolio, VY® Invesco Comstock Portfolio, VY® Invesco Equity and Income Portfolio, VY® JPMorgan Mid Cap Value Portfolio, and VY® T. Rowe Price Diversified Mid Cap Growth Portfolio, each a series of the Company (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Company, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to Voya Global Bond Portfolio, Voya Global Insights Portfolio, and Voya International High Dividend Low Volatility Portfolio; American Century Investment Management, Inc., the sub-adviser to VY® American Century Small-Mid Cap Value Portfolio; BAMCO Inc., the sub-adviser to VY® Baron Growth Portfolio; Columbia Management Investment Advisers, LLC, the sub-adviser to VY® Columbia Contrarian Core Portfolio and VY® Columbia Small Cap Value II Portfolio; Invesco Advisers, Inc., the sub-adviser to VY® Invesco Comstock Portfolio and VY® Invesco Equity and Income Portfolio; J.P. Morgan Investment Management Inc., the sub-adviser to VY® JPMorgan Mid Cap Value Portfolio; and T. Rowe Price Associates, Inc., the sub-adviser to VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (collectively, the “Sub-Advisers”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Directors also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors request, and management provides, certain information that the Independent Directors deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Company’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. In addition, the Board considered Voya Global Bond Portfolio’s investment performance compared to an additional performance peer group that is approved by the Board due to the investment structure or strategy of the Portfolio. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Company’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Portfolio achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Portfolios do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers with respect to sub-advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Advisers.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager. The Board did not request profitability data from the Sub-Advisers which are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Advisers’ potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Global Bond Portfolio

In considering whether to approve the renewal of the Contracts for Voya Global Bond Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the ten-year period, the third quintile for the year-to-date and one-year periods, and the fourth quintile for the three-year and five-year periods; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the year-to-date and three-year periods, during which it underperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

Voya Global Insights Portfolio

In considering whether to approve the renewal of the Contracts for Voya Global Insights Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date period, the third quintile for the one-year, three-year, and five-year periods, and the fourth quintile for the ten-year period; and (2) the Portfolio underperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

Voya International High Dividend Low Volatility Portfolio

In considering whether to approve the renewal of the Contracts for Voya International High Dividend Low Volatility Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the year-to-date, one-year, and three-year periods, the third quintile for the ten-year period, and the fourth quintile for the five-year period; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

VY® American Century Small-Mid Cap Value Portfolio

In considering whether to approve the renewal of the Contracts for VY® American Century Small-Mid Cap Value Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date, one-year and ten-year periods and the fourth quintile for the three-year and five-year periods; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the five-year period, during which it underperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio’s net expense ratio is ranked in the fourth quintile.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive.

VY® Baron Growth Portfolio

In considering whether to approve the renewal of the Contracts for VY® Baron Growth Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the year-to-date period, the second quintile for the five-year and ten-year periods, and the fourth quintile for the one-year and three-year periods; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the one-year and three-year periods, during which it underperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fifth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio’s net expense ratio is ranked in the fifth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its (1) belief that the Portfolio’s pricing is competitive when compared to peers identified by management and similar products for which the Sub-Adviser performs portfolio management services; and (2) continued evaluation of potential changes to the Portfolio, including the Board’s approval of a proposal to reorganize the Portfolio with and into Voya MidCap Opportunities Fund, a series of Voya equity Trust, subject to approval by the shareholders of the Portfolio.

VY® Columbia Contrarian Core Portfolio

In considering whether to approve the renewal of the Contracts for VY® Columbia Contrarian Core Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the three-year period, the second quintile for the five-year and ten-year periods, the third quintile for the one-year period, and the fourth quintile for the year-to-date period; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the three-year and five-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

VY® Columbia Small Cap Value II Portfolio

In considering whether to approve the renewal of the Contracts for VY® Columbia Small Cap Value II Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the five-year period, the third quintile for the one-year and ten-year periods, and the fourth quintile for the year-to-date and three-year periods; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

VY® Invesco Comstock Portfolio

In considering whether to approve the renewal of the Contracts for VY® Invesco Comstock Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the three-year and five-year periods and the second quintile for the year-to-date, one-year and ten-year periods; and (2) the Portfolio outperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group,

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

VY® Invesco Equity and Income Portfolio

In considering whether to approve the renewal of the Contracts for VY® Invesco Equity and Income Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the five-year period, the second quintile for the year-to-date, three-year and ten-year periods, and the third quintile for the one-year period; and (2) the Portfolio underperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

VY® JPMorgan Mid Cap Value Portfolio

In considering whether to approve the renewal of the Contracts for VY® JPMorgan Mid Cap Value Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year period and the third quintile for the year-to-date, three-year, five-year and ten-year periods; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the ten-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered: The pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

In considering whether to approve the renewal of the Contracts for VY® T. Rowe Price Diversified Mid Cap Growth Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the one-year, three-year, five-year and ten-year periods and the second quintile for the year-to-date period; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the year-to-date and five-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2026.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-VPI (1225)

Annual Financial Statements and Other Information

December 31, 2025

Classes ADV, I, R6, S, and S2

Voya Partners, Inc.

■	Voya Solution Aggressive Portfolio	■	Voya Solution 2040 Portfolio
■	Voya Solution Balanced Portfolio	■	Voya Solution 2045 Portfolio
■	Voya Solution Conservative Portfolio	■	Voya Solution 2050 Portfolio
■	Voya Solution Income Portfolio	■	Voya Solution 2055 Portfolio
■	Voya Solution Moderately Aggressive Portfolio	■	Voya Solution 2060 Portfolio
■	Voya Solution 2030 Portfolio	■	Voya Solution 2065 Portfolio
■	Voya Solution 2035 Portfolio	■	Voya Solution 2070 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Report of Independent Registered Public Accounting Firm

To the Shareholders of Voya Solution Aggressive Portfolio, Voya Solution Balanced Portfolio, Voya Solution Conservative Portfolio, Voya Solution Income Portfolio, Voya Solution Moderately Aggressive Portfolio, Voya Solution 2030 Portfolio, Voya Solution 2035 Portfolio, Voya Solution 2040 Portfolio, Voya Solution 2045 Portfolio, Voya Solution 2050 Portfolio, Voya Solution 2055 Portfolio, Voya Solution 2060 Portfolio, Voya Solution 2065 Portfolio, and Voya Solution 2070 Portfolio and the Board of Directors of Voya Partners, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Solution Aggressive Portfolio, Voya Solution Balanced Portfolio, Voya Solution Conservative Portfolio, Voya Solution Income Portfolio, Voya Solution Moderately Aggressive Portfolio, Voya Solution 2030 Portfolio, Voya Solution 2035 Portfolio, Voya Solution 2040 Portfolio, Voya Solution 2045 Portfolio, Voya Solution 2050 Portfolio, Voya Solution 2055 Portfolio, Voya Solution 2060 Portfolio, Voya Solution 2065 Portfolio, and Voya Solution 2070 Portfolio (collectively referred to as the “Portfolios”) (fourteen of the portfolios constituting Voya Partners, Inc. (the “Company”)), including the portfolios of investments, as of December 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (fourteen of the portfolios constituting Voya Partners, Inc.) at December 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual portfolio	Statement of	Statements of changes	Financial highlights
constituting	Operations	in net assets

Voya Partners, Inc.
Voya Solution Aggressive Portfolio	For the year ended December 31, 2025	For each of the two years in the period then ended December 31, 2025	For each of the five years in the period then ended December 31, 2025
Voya Solution Balanced Portfolio

Voya Solution Conservative Portfolio

Voya Solution Income Portfolio

Voya Solution Moderately Aggressive Portfolio

Voya Solution 2030 Portfolio

Voya Solution 2035 Portfolio

Voya Solution 2040 Portfolio

Voya Solution 2045 Portfolio

Voya Solution 2050 Portfolio

Voya Solution 2055 Portfolio

Voya Solution 2060 Portfolio

Voya Solution 2065 Portfolio
Voya Solution 2070 Portfolio	For the period from August 8, 2025 (commencement of operations) through December 31, 2025

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 25, 2026

2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	Aggressive	Balanced	Conservative	Income
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$209,785,157	$203,571,731	$84,464,529	$409,015,332
Investments in unaffiliated underlying funds at fair value**	2,090,303	2,031,686	8,496,127	96,375,164
Cash	101,914	104,720	152,118	563,587
Cash collateral for futures contracts	–	–	–	14,917
Receivables:
Investments in affiliated underlying funds sold	–	149,161	–	–
Investments in unaffiliated underlying funds sold	–	–	–	34,513
Fund shares sold	172,478	92,769	65,599	115,275
Interest	553	339	229	2,996
Prepaid expenses	637	641	344	512
Reimbursement due from Investment Adviser	6,634	–	5,649	12,118
Other assets	14,156	15,666	9,332	48,097
Total assets	212,171,832	205,966,713	93,193,927	506,182,511

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	170,509	–	40,732	92,212
Payable for investments in unaffiliated underlying funds purchased	–	–	2,934	–
Payable for fund shares redeemed	1,965	241,929	21,081	11,228
Variation margin payable on futures contracts	–	–	–	719
Payable for investment management fees	32,588	31,610	15,876	102,565
Payable for distribution and shareholder service fees	3,438	7,578	4,879	142,328
Payable to directors under the deferred compensation plan (Note 6)	14,156	15,666	9,332	48,097
Payable for directors fees	492	517	244	729
Other accrued expenses and liabilities	55,112	64,566	35,137	94,781
Total liabilities	278,260	361,866	130,215	492,659
NET ASSETS	$211,893,572	$205,604,847	$93,063,712	$505,689,852

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$169,289,518	$177,754,365	$92,038,975	$509,047,787
Total distributable earnings (loss)	42,604,054	27,850,482	1,024,737	(3,357,935)
NET ASSETS	$211,893,572	$205,604,847	$93,063,712	$505,689,852

* Cost of investments in affiliated underlying funds	$188,863,223	$190,418,631	$83,647,245	$399,781,139
** Cost of investments in unaffiliated underlying funds	$2,104,816	$2,045,791	$8,532,555	$92,226,221

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	Aggressive	Balanced	Conservative	Income
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$4,509,073	$9,890,940	$5,753,840	$194,930,467
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	291,378	992,803	538,321	17,875,914
Net asset value and redemption price per share	$15.47	$9.96	$10.69	$10.90

Class I
Net assets	$164,095,481	$147,237,120	$61,822,998	$35,943,477
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,170,533	13,949,514	5,702,758	3,194,896
Net asset value and redemption price per share	$16.13	$10.56	$10.84	$11.25

Class R6
Net assets	$37,247,177	$33,228,547	$15,437,599	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	2,306,738	3,143,988	1,425,440	n/a
Net asset value and redemption price per share	$16.15	$10.57	$10.83	n/a

Class S
Net assets	$4,140,966	$14,063,134	$7,567,880	$265,850,585
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	261,215	1,384,925	706,581	23,861,257
Net asset value and redemption price per share	$15.85	$10.15	$10.71	$11.14

Class S2
Net assets	$1,900,875	$1,185,106	$2,481,395	$8,965,323
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	123,798	117,153	234,603	831,429
Net asset value and redemption price per share	$15.35	$10.12	$10.58	$10.78

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya Solution
	Moderately
	Aggressive	Voya Solution	Voya Solution	Voya Solution
	Portfolio	2030 Portfolio	2035 Portfolio	2040 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$87,740,033	$63,524,800	$540,558,950	$51,497,476
Investments in unaffiliated underlying funds at fair value**	875,238	10,827,683	79,038,598	8,925,153
Cash	44,909	77,905	338,118	25,174
Cash collateral for futures contracts	–	–	–	15,523
Receivables:
Fund shares sold	57,948	62,623	134,460	318,413
Dividends	–	–	443,378	–
Interest	240	591	4,129	421
Prepaid expenses	1,542	210	1,944	175
Reimbursement due from Investment Adviser	–	3,116	82,940	11,674
Other assets	28,979	842	29,232	674
Total assets	88,748,889	74,497,770	620,631,749	60,794,683

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	57,340	72,487	501,564	246,613
Payable for investments in unaffiliated underlying funds purchased	–	–	3,139	22,515
Payable for fund shares redeemed	604	10,884	74,278	41,809
Variation margin payable on futures contracts	–	–	–	1,373
Payable for investment management fees	13,668	14,248	118,112	11,621
Payable for distribution and shareholder service fees	13,142	18,258	154,549	16,083
Payable to directors under the deferred compensation plan (Note 6)	28,979	842	29,232	675
Payable for directors fees	847	164	1,472	139
Other accrued expenses and liabilities	18,137	21,121	109,873	19,999
Total liabilities	132,717	138,004	992,219	360,827
NET ASSETS	$88,616,172	$74,359,766	$619,639,530	$60,433,856

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$87,854,731	$67,396,517	$522,029,194	$51,269,313
Total distributable earnings	761,441	6,963,249	97,610,336	9,164,543
NET ASSETS	$88,616,172	$74,359,766	$619,639,530	$60,433,856

* Cost of investments in affiliated underlying funds	$83,752,725	$61,171,433	$501,698,895	$48,729,010
** Cost of investments in unaffiliated underlying funds	$881,315	$9,880,264	$67,233,615	$7,480,575

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya Solution
	Moderately
	Aggressive	Voya Solution	Voya Solution	Voya Solution
	Portfolio	2030 Portfolio	2035 Portfolio	2040 Portfolio
Class ADV
Net assets	$24,512,465	$25,392,877	$157,495,999	$21,115,793
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,258,175	1,631,408	14,045,899	1,228,300
Net asset value and redemption price per share	$10.85	$15.57	$11.21	$17.19

Class I
Net assets	$8,616,915	$13,470,102	$54,352,914	$6,419,441
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	765,201	824,668	4,620,795	354,695
Net asset value and redemption price per share	$11.26	$16.33	$11.76	$18.10

Class R6
Net assets	$43,628,629	n/a	n/a	n/a
Shares authorized	100,000,000	n/a	n/a	n/a
Par value	$0.001	n/a	n/a	n/a
Shares outstanding	3,879,313	n/a	n/a	n/a
Net asset value and redemption price per share	$11.25	n/a	n/a	n/a

Class S
Net assets	$10,113,655	$34,053,725	$397,020,563	$30,583,836
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	915,089	2,112,316	34,514,857	1,718,884
Net asset value and redemption price per share	$11.05	$16.12	$11.50	$17.79

Class S2
Net assets	$1,744,508	$1,443,062	$10,770,054	$2,314,786
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	157,577	91,121	1,002,364	133,853
Net asset value and redemption price per share	$11.07	$15.84	$10.74	$17.29

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2045 Portfolio	2050 Portfolio	2055 Portfolio	2060 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$432,642,498	$46,644,918	$166,367,892	$35,439,069
Investments in unaffiliated underlying funds at fair value**	69,505,932	6,627,421	26,442,174	5,480,884
Cash	286,361	30,349	110,034	23,753
Cash collateral for futures contracts	129,498	12,997	49,464	10,473
Receivables:
Fund shares sold	62,630	67,081	110,191	57,906
Dividends	103,601	3,019	–	–
Interest	4,777	357	1,351	249
Prepaid expenses	1,531	148	576	120
Reimbursement due from Investment Adviser	31,304	10,633	32,853	6,651
Other assets	20,857	549	4,759	359
Total assets	502,788,989	53,397,472	193,119,294	41,019,464

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	158,239	3,019	107,396	55,924
Payable for investments in unaffiliated underlying funds purchased	1,065	66,634	561	617
Payable for fund shares redeemed	6,874	–	1,700	1,416
Variation margin payable on futures contracts	11,850	1,164	4,447	955
Payable for investment management fees	96,565	10,024	36,919	7,760
Payable for distribution and shareholder service fees	123,689	13,279	45,330	10,374
Payable to directors under the deferred
compensation plan (Note 6)	20,857	549	4,759	359
Payable for directors fees	1,177	117	444	92
Other accrued expenses and liabilities	101,044	20,497	58,479	24,165
Total liabilities	521,360	115,283	260,035	101,662
NET ASSETS	$502,267,629	$53,282,189	$192,859,259	$40,917,802

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$400,774,255	$44,314,564	$155,508,865	$34,223,709
Total distributable earnings	101,493,374	8,967,625	37,350,394	6,694,093
NET ASSETS	$502,267,629	$53,282,189	$192,859,259	$40,917,802

* Cost of investments in affiliated underlying funds	$388,756,607	$43,596,965	$150,061,974	$33,055,470
** Cost of investments in unaffiliated underlying funds	$59,076,703	$5,491,592	$21,663,128	$4,595,281

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2045 Portfolio	2050 Portfolio	2055 Portfolio	2060 Portfolio
Class ADV
Net assets	$121,514,915	$16,660,074	$42,954,117	$13,481,501
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,589,225	939,095	3,207,393	1,028,305
Net asset value and redemption price per share	$11.48	$17.74	$13.39	$13.11

Class I
Net assets	$42,154,279	$7,273,963	$23,683,721	$5,530,462
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,464,474	386,321	1,675,983	408,191
Net asset value and redemption price per share	$12.17	$18.83	$14.13	$13.55

Class S
Net assets	$333,381,706	$28,103,509	$121,414,951	$20,755,107
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	28,314,661	1,527,185	8,930,268	1,573,760
Net asset value and redemption price per share	$11.77	$18.40	$13.60	$13.19

Class S2
Net assets	$5,216,729	$1,244,643	$4,806,470	$1,150,732
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	463,867	69,162	355,609	87,480
Net asset value and redemption price per share	$11.25	$18.00	$13.52	$13.15

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya Solution	Voya Solution
	2065 Portfolio	2070 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$22,262,424	$3,330,334
Investments in unaffiliated underlying funds at fair value**	3,116,990	436,891
Short-term investments at fair value†	–	2,130
Cash	14,358	–
Cash collateral for futures contracts	6,425	–
Receivables:
Fund shares sold	188,731	899
Prepaid offering expense	–	8,059
Reimbursement due from Investment Adviser	15,990	2,157
Other assets	124	4
Total assets	25,605,042	3,780,474

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	187,787	1,260
Payable for investments in unaffiliated underlying funds purchased	100	112
Variation margin payable on futures contracts	536	–
Payable for investment management fees	4,737	701
Payable for distribution and shareholder service fees	5,576	891
Payable to directors under the deferred compensation plan (Note 6)	124	4
Payable for directors fees	57	2
Other accrued expenses and liabilities	16,059	15,330
Total liabilities	214,976	18,300
NET ASSETS	$25,390,066	$3,762,174

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$24,017,063	$3,625,230
Total distributable earnings	1,373,003	136,944
NET ASSETS	$25,390,066	$3,762,174

* Cost of investments in affiliated underlying funds	$21,326,984	$3,270,713
** Cost of investments in unaffiliated underlying funds	$2,603,172	$416,024
† Cost of short-term investments	$—	$2,130

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya Solution	Voya Solution
	2065 Portfolio	2070 Portfolio
Class ADV
Net assets	$4,245,514	$827,412
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	366,094	78,979
Net asset value and redemption price per share	$11.60	$10.48

Class I
Net assets	$3,128,970	$822,587
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	281,598	78,510
Net asset value and redemption price per share	$11.11	$10.48

Class S
Net assets	$17,585,419	$1,306,485
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,528,962	124,635
Net asset value and redemption price per share	$11.50	$10.48

Class S2
Net assets	$430,163	$805,690
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	37,043	76,905
Net asset value and redemption price per share	$11.61	$10.48

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	Aggressive	Balanced	Conservative	Income
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,323,241	$4,850,385	$3,276,260	$9,175,703
Dividends from unaffiliated underlying funds	15,686	15,419	333,210	2,302,073
Interest	3,764	2,089	3,954	18,215
Other	1,318	1,299	667	1,861
Total investment income	3,344,009	4,869,192	3,614,091	11,497,852

EXPENSES:
Investment management fees	356,170	349,129	194,008	682,038
Distribution and shareholder service fees:
Class ADV	20,578	48,914	27,772	612,532
Class S	10,892	37,211	23,424	348,446
Class S2	7,156	5,143	9,695	19,558
Transfer agent fees:
Class ADV	7,311	6,368	4,584	61,375
Class I	272,317	90,381	52,923	11,974
Class R6	235	170	82	—
Class S	7,803	9,689	7,731	69,828
Class S2	3,162	837	1,999	2,450
Shareholder reporting expense	8,901	4,380	2,776	4,690
Professional fees	36,643	32,120	22,419	27,094
Custody and accounting expense	18,780	11,680	17,066	12,045
Directors fees	4,921	3,173	2,437	7,292
Miscellaneous expense	20,009	11,696	10,789	8,711
Total expenses	774,878	610,891	377,705	1,868,033
Waived and reimbursed fees	(293,466)	—	(60,128)	(95,084)
Net expenses	481,412	610,891	317,577	1,772,949
Net investment income	2,862,597	4,258,301	3,296,514	9,724,903

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	6,830,873	6,504,925	980,743	5,137,727
Sale of unaffiliated underlying funds	(209,648)	(212,067)	(176,844)	365,305
Capital gain distributions from affiliated underlying funds	19,281,462	14,138,218	3,407,282	8,036,983
Futures	(107,928)	(105,837)	(58,176)	(42,642)
Net realized gain	25,794,759	20,325,239	4,153,005	13,497,373
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	2,347,641	(1,033,096)	131,435	3,489,666
Unaffiliated underlying funds	16,908	(14,106)	178,091	2,145,537
Futures	—	—	—	(66,818)
Net change in unrealized appreciation (depreciation)	2,364,549	(1,047,202)	309,526	5,568,385
Net realized and unrealized gain	28,159,308	19,278,037	4,462,531	19,065,758
Increase in net assets resulting from operations	$31,021,905	$23,536,338	$7,759,045	$28,790,661

See Accompanying Notes to Financial Statements

11

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya Solution
	Moderately
	Aggressive	Voya Solution	Voya Solution	Voya Solution
	Portfolio	2030 Portfolio	2035 Portfolio	2040 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$4,227,640	$1,593,859	$13,149,508	$1,072,582
Dividends from unaffiliated underlying funds	21,258	322,893	2,305,452	260,719
Interest	10,432	2,934	21,748	2,976
Other	2,589	429	3,964	364
Total investment income	4,261,919	1,920,115	15,480,672	1,336,641

EXPENSES:
Investment management fees	614,921	146,984	1,298,486	124,293
Distribution and shareholder service fees:
Class ADV	116,261	119,943	770,692	104,367
Class S	664,580	73,708	930,985	65,070
Class S2	6,334	4,825	41,270	8,529
Transfer agent fees:
Class ADV	5,128	12,019	64,008	15,864
Class I	1,772	5,404	21,469	4,852
Class R6	37	—	—	—
Class S	19,841	14,771	153,928	19,781
Class S2	355	603	4,262	1,620
Shareholder reporting expense	11,712	511	12,410	918
Professional fees	50,080	11,691	102,820	10,585
Custody and accounting expense	23,486	3,584	31,401	5,475
Directors fees	8,467	1,637	14,718	1,385
Miscellaneous expense	28,273	6,155	37,832	6,904
Interest expense	416	—	—	—
Total expenses	1,551,663	401,835	3,484,281	369,643
Waived and reimbursed fees	—	(36,879)	(303,132)	(72,805)
Net expenses	1,551,663	364,956	3,181,149	296,838
Net investment income	2,710,256	1,555,159	12,299,523	1,039,803

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	46,352,997	1,794,127	16,990,736	2,577,605
Sale of unaffiliated underlying funds	(503,746)	192,094	3,135,802	37,480
Capital gain distributions from affiliated underlying funds	32,418,914	4,261,644	43,438,540	4,592,527
Futures	320,533	(36,107)	(318,379)	19,750
Net realized gain	78,588,698	6,211,758	63,246,699	7,227,362
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(33,096,153)	257,798	5,365,864	(152,762)
Unaffiliated underlying funds	71,629	776,244	7,166,619	1,162,994
Futures	—	—	—	(7,329)
Net change in unrealized appreciation (depreciation)	(33,024,524)	1,034,042	12,532,483	1,002,903
Net realized and unrealized gain	45,564,174	7,245,800	75,779,182	8,230,265
Increase in net assets resulting from operations	$48,274,430	$8,800,959	$88,078,705	$9,270,068

See Accompanying Notes to Financial Statements

12

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2045 Portfolio	2050 Portfolio	2055 Portfolio	2060 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$8,443,523	$829,062	$2,931,519	$619,493
Dividends from unaffiliated underlying funds	1,959,952	178,623	718,828	148,193
Interest	24,926	2,337	8,850	1,899
Other	3,160	309	1,186	243
Total investment income	10,431,561	1,010,331	3,660,383	769,828

EXPENSES:
Investment management fees	1,044,670	103,408	392,967	81,073
Distribution and shareholder service fees:
Class ADV	585,590	80,780	204,840	62,577
Class S	769,013	57,182	274,064	43,533
Class S2	21,733	4,543	16,895	3,918
Transfer agent fees:
Class ADV	66,258	18,700	39,815	21,495
Class I	22,909	7,869	22,176	9,897
Class S	172,458	26,475	106,540	29,907
Class S2	3,119	1,314	4,104	1,682
Shareholder reporting expense	9,280	730	6,205	730
Professional fees	75,499	9,855	30,118	8,760
Custody and accounting expense	27,054	5,475	12,056	5,110
Directors fees	11,772	1,174	4,441	917
Miscellaneous expense	31,220	5,129	13,090	6,623
Total expenses	2,840,575	322,634	1,127,311	276,222
Waived and reimbursed fees	(407,507)	(69,793)	(179,754)	(72,421)
Net expenses	2,433,068	252,841	947,557	203,801
Net investment income	7,998,493	757,490	2,712,826	566,027

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	17,502,964	2,260,516	7,643,717	1,856,104
Sale of unaffiliated underlying funds	2,687,869	127,619	339,721	79,409
Capital gain distributions from affiliated underlying funds	41,715,571	4,460,988	16,684,524	3,452,584
Futures	134,080	12,457	48,567	6,477
Net realized gain	62,040,484	6,861,580	24,716,529	5,394,574
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	5,837,894	(25,590)	930,472	(199,166)
Unaffiliated underlying funds	7,295,357	880,330	3,681,395	742,420
Futures	(63,086)	(6,195)	(23,647)	(5,061)
Net change in unrealized appreciation (depreciation)	13,070,165	848,545	4,588,220	538,193
Net realized and unrealized gain	75,110,649	7,710,125	29,304,749	5,932,767
Increase in net assets resulting from operations	$83,109,142	$8,467,615	$32,017,575	$6,498,794

See Accompanying Notes to Financial Statements

13

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya Solution	Voya Solution
	2065 Portfolio	2070 Portfolio
		August 8, 2025(1)
		to December 31,
		2025
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$387,403	$55,514
Dividends from unaffiliated underlying funds	85,669	5,930
Interest	524	—
Other	150	—
Total investment income	473,746	61,444

EXPENSES:
Investment management fees	50,198	2,899
Distribution and shareholder service fees:
Class ADV	20,733	1,553
Class S	35,967	964
Class S2	1,478	1,227
Transfer agent fees:
Class ADV	8,169	27
Class I	7,657	27
Class S	28,342	34
Class S2	728	27
Shareholder reporting expense	1,095	23
Professional fees	6,570	2,096
Custody and accounting expense	4,767	1,176
Directors fees	570	36
Offering expense	—	5,191
Miscellaneous expense	13,866	1,176
Total expenses	180,140	16,456
Waived and reimbursed fees	(65,230)	(9,392)
Net expenses	114,910	7,064
Net investment income	358,836	54,380

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	—	—
Sale of affiliated underlying funds	1,294,890	5,327
Sale of unaffiliated underlying funds	82,538	8,413
Capital gain distributions from affiliated underlying funds	2,204,119	78,565
Futures	3,706	—
Net realized gain	3,585,253	92,305
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(187,871)	59,621
Unaffiliated underlying funds	423,925	20,868
Futures	(2,793)	—
Net change in unrealized appreciation (depreciation)	233,261	80,489
Net realized and unrealized gain	3,818,514	172,794
Increase in net assets resulting from operations	$4,177,350	$227,174

(1)   Commencement of operations.

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution		Voya Solution
	Aggressive Portfolio		Balanced Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$2,862,597	$2,332,458	$4,258,301	$3,614,342
Net realized gain	25,794,759	15,812,154	20,325,239	8,459,198
Net change in unrealized appreciation (depreciation)	2,364,549	(6,869,984)	(1,047,202)	(1,899,501)
Increase in net assets resulting from operations	31,021,905	11,274,628	23,536,338	10,174,039

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(322,108)	(11,299)	(461,604)	—
Class I	(12,353,151)	(761,722)	(7,129,673)	(704,345)
Class R6	(2,684,597)	(152,380)	(1,444,032)	(130,801)
Class S	(338,343)	(16,206)	(741,375)	(45,686)
Class S2	(128,333)	(6,134)	(64,299)	(2,051)
Total distributions	(15,826,532)	(947,741)	(9,840,983)	(882,883)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,855,236	11,390,656	24,793,116	14,433,322
Proceeds from shares issued in merger (Note 12)	—	149,184,983	—	133,873,748
Reinvestment of distributions	15,826,532	947,741	9,840,983	882,883
	32,681,768	161,523,380	34,634,099	149,189,953
Cost of shares redeemed	(23,910,243)	(18,593,848)	(32,569,590)	(18,913,320)
Net increase in net assets resulting from capital share transactions	8,771,525	142,929,532	2,064,509	130,276,633
Net increase in net assets	23,966,898	153,256,419	15,759,864	139,567,789

NET ASSETS:
Beginning of year or period	187,926,674	34,670,255	189,844,983	50,277,194
End of year or period	$211,893,572	$187,926,674	$205,604,847	$189,844,983

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution		Voya Solution
	Conservative Portfolio		Income Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$3,296,514	$2,401,657	$9,724,903	$4,935,889
Net realized gain (loss)	4,153,005	909,488	13,497,373	(1,333,106)
Net change in unrealized appreciation (depreciation)	309,526	(647,003)	5,568,385	7,062,414
Increase in net assets resulting from operations	7,759,045	2,664,142	28,790,661	10,665,197

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(120,356)	(12,023)	(2,510,281)	(2,344,795)
Class I	(1,655,381)	(255,062)	(562,591)	(462,973)
Class R6	(431,891)	(74,930)	—	—
Class S	(258,023)	(45,141)	(2,070,812)	(1,650,168)
Class S2	(59,749)	(6,882)	(75,920)	(75,839)
Total distributions	(2,525,400)	(394,038)	(5,219,604)	(4,533,775)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,594,374	14,557,945	13,669,377	7,044,378
Proceeds from shares issued in merger (Note 12)	—	90,838,128	371,178,743	—
Reinvestment of distributions	2,525,400	394,038	5,219,604	4,533,775
	12,119,774	105,790,111	390,067,724	11,578,153
Cost of shares redeemed	(23,574,925)	(18,927,438)	(56,259,140)	(52,757,737)
Net increase (decrease) in net assets resulting from capital share transactions	(11,455,151)	86,862,673	333,808,584	(41,179,584)
Net increase (decrease) in net assets	(6,221,506)	89,132,777	357,379,641	(35,048,162)

NET ASSETS:
Beginning of year or period	99,285,218	10,152,441	148,310,211	183,358,373
End of year or period	$93,063,712	$99,285,218	$505,689,852	$148,310,211

See Accompanying Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Moderately
	Aggressive Portfolio		Voya Solution 2030 Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$2,710,256	$7,380,442	$1,555,159	$1,229,276
Net realized gain	78,588,698	23,858,800	6,211,758	3,526,213
Net change in unrealized appreciation (depreciation)	(33,024,524)	34,588,046	1,034,042	563,119
Increase in net assets resulting from operations	48,274,430	65,827,288	8,800,959	5,318,608

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(5,050,288)	(491,509)	(1,073,346)	(376,602)
Class I	(1,672,788)	(187,712)	(524,299)	(172,550)
Class R6	(9,150,029)	(843,234)	—	—
Class S	(83,953,614)	(9,295,743)	(1,436,283)	(383,674)
Class S2	(342,864)	(33,119)	(52,833)	(19,147)
Return of capital:
Class ADV	(419,606)	—	—	—
Class I	(134,454)	—	—	—
Class R6	(736,461)	—	—	—
Class S	(6,843,780)	—	—	—
Class S2	(28,411)	—	—	—
Total distributions	(108,332,295)	(10,851,317)	(3,086,761)	(951,973)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,521,648	12,937,976	22,085,841	16,326,183
Reinvestment of distributions	108,332,295	10,851,317	3,086,761	951,973
	122,853,943	23,789,293	25,172,602	17,278,156
Cost of shares redeemed	(438,326,014)	(83,302,641)	(14,049,475)	(17,626,423)
Net increase (decrease) in net assets resulting from capital share transactions	(315,472,071)	(59,513,348)	11,123,127	(348,267)
Net increase (decrease) in net assets	(375,529,936)	(4,537,377)	16,837,325	4,018,368

NET ASSETS:
Beginning of year or period	464,146,108	468,683,485	57,522,441	53,504,073
End of year or period	$88,616,172	$464,146,108	$74,359,766	$57,522,441

See Accompanying Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2035 Portfolio		Voya Solution 2040 Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$12,299,523	$11,196,461	$1,039,803	$775,544
Net realized gain	63,246,699	17,873,695	7,227,362	4,011,647
Net change in unrealized appreciation (depreciation)	12,532,483	36,836,469	1,002,903	488,760
Increase in net assets resulting from operations	88,078,705	65,906,625	9,270,068	5,275,951

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(8,687,204)	(2,703,713)	(1,153,206)	(223,408)
Class I	(3,042,352)	(890,415)	(368,427)	(84,198)
Class S	(21,814,171)	(5,773,495)	(1,474,930)	(262,034)
Class S2	(630,807)	(143,445)	(120,897)	(21,367)
Total distributions	(34,174,534)	(9,511,068)	(3,117,460)	(591,007)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,631,290	39,499,446	15,175,296	13,931,455
Reinvestment of distributions	34,174,534	9,511,068	3,117,460	591,007
	73,805,824	49,010,514	18,292,756	14,522,462
Cost of shares redeemed	(73,414,511)	(120,896,252)	(12,891,465)	(10,067,478)
Net increase (decrease) in net assets resulting from capital share transactions	391,313	(71,885,738)	5,401,291	4,454,984
Net increase (decrease) in net assets	54,295,484	(15,490,181)	11,553,899	9,139,928

NET ASSETS:
Beginning of year or period	565,344,046	580,834,227	48,879,957	39,740,029
End of year or period	$619,639,530	$565,344,046	$60,433,856	$48,879,957

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2045 Portfolio		Voya Solution 2050 Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$7,998,493	$6,436,150	$757,490	$534,466
Net realized gain	62,040,484	19,511,855	6,861,580	4,309,728
Net change in unrealized appreciation (depreciation)	13,070,165	35,968,697	848,545	579,550
Increase in net assets resulting from operations	83,109,142	61,916,702	8,467,615	5,423,744

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(6,839,573)	(1,652,649)	(1,348,110)	(160,015)
Class I	(2,468,421)	(570,115)	(528,500)	(81,815)
Class S	(18,706,135)	(3,937,723)	(1,948,180)	(203,728)
Class S2	(324,777)	(74,022)	(96,637)	(9,575)
Total distributions	(28,338,906)	(6,234,509)	(3,921,427)	(455,133)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	26,916,642	30,025,523	13,191,401	11,006,672
Reinvestment of distributions	28,338,906	6,234,509	3,921,427	455,133
	55,255,548	36,260,032	17,112,828	11,461,805
Cost of shares redeemed	(55,375,491)	(98,995,923)	(9,941,151)	(10,755,833)
Net increase (decrease) in net assets resulting from capital share transactions	(119,943)	(62,735,891)	7,171,677	705,972
Net increase (decrease) in net assets	54,650,293	(7,053,698)	11,717,865	5,674,583

NET ASSETS:
Beginning of year or period	447,617,336	454,671,034	41,564,324	35,889,741
End of year or period	$502,267,629	$447,617,336	$53,282,189	$41,564,324

See Accompanying Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2055 Portfolio		Voya Solution 2060 Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$2,712,826	$2,045,434	$566,027	$419,871
Net realized gain	24,716,529	12,551,465	5,394,574	3,150,186
Net change in unrealized appreciation (depreciation)	4,588,220	9,497,221	538,193	720,851
Increase in net assets resulting from operations	32,017,575	24,094,120	6,498,794	4,290,908

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(3,446,092)	(675,917)	(1,073,081)	(182,401)
Class I	(1,968,157)	(318,089)	(460,219)	(111,643)
Class S	(9,745,920)	(1,340,499)	(1,557,279)	(221,100)
Class S2	(370,776)	(45,878)	(81,594)	(12,228)
Total distributions	(15,530,945)	(2,380,383)	(3,172,173)	(527,372)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,520,526	20,849,516	8,827,976	9,486,417
Reinvestment of distributions	15,530,945	2,380,383	3,172,173	527,372
	34,051,471	23,229,899	12,000,149	10,013,789
Cost of shares redeemed	(24,676,968)	(40,706,328)	(8,450,387)	(8,237,496)
Net increase (decrease) in net assets resulting from capital share transactions	9,374,503	(17,476,429)	3,549,762	1,776,293
Net increase in net assets	25,861,133	4,237,308	6,876,383	5,539,829

NET ASSETS:
Beginning of year or period	166,998,126	162,760,818	34,041,419	28,501,590
End of year or period	$192,859,259	$166,998,126	$40,917,802	$34,041,419

See Accompanying Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

			Voya Solution 2070
	Voya Solution 2065 Portfolio		Portfolio
	Year Ended	Year Ended	August 8, 2025(1)
	December 31,	December 31,	to December 31,
	2025	2024	2025
FROM OPERATIONS:
Net investment income	$358,836	$258,311	$54,380
Net realized gain	3,585,253	1,843,350	92,305
Net change in unrealized appreciation (depreciation)	233,261	283,004	80,489
Increase in net assets resulting from operations	4,177,350	2,384,665	227,174

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(585,325)	(343,925)	(19,393)
Class I	(462,810)	(426,411)	(20,790)
Class S	(2,453,998)	(1,031,004)	(30,854)
Class S2	(59,677)	(26,225)	(19,193)
Total distributions	(3,561,810)	(1,827,565)	(90,230)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,287,443	8,216,563	3,580,811
Reinvestment of distributions	3,561,810	1,827,565	90,230
	12,849,253	10,044,128	3,671,041
Cost of shares redeemed	(8,450,766)	(4,277,390)	(45,811)
Net increase in net assets resulting from capital share transactions	4,398,487	5,766,738	3,625,230
Net increase in net assets	5,014,027	6,323,838	3,762,174

NET ASSETS:
Beginning of year or period	20,376,039	14,052,201
End of year or period	$25,390,066	$20,376,039	$3,762,174

(1)   Commencement of operations.

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Aggressive Portfolio
Class ADV
12-31-25	14.43	0.15	•	2.10	2.25	0.23	0.98	—	1.21	—	15.47	16.25	0.90	0.72	0.72	0.99	4,509	27
12-31-24	12.39	0.22	•	1.86	2.08	—	0.04	—	0.04	—	14.43	16.83	0.92	0.82	0.82	1.63	3,840	31
12-31-23	10.95	0.10	•	2.12	2.22	0.25	0.53	—	0.78	—	12.39	20.63	1.00	0.87	0.87	0.85	3,455	41
12-31-22	16.45	0.07	•	(3.23)	(3.16)	0.32	2.02	—	2.34	—	10.95	(20.13)	0.94	0.86	0.86	0.56	3,524	93
12-31-21	13.91	0.06	•	2.62	2.68	0.14	—	—	0.14	—	16.45	19.31	0.93	0.81	0.81	0.37	4,406	58
Class I
12-31-25	14.99	0.23	•	2.20	2.43	0.31	0.98	—	1.29	—	16.13	16.87	0.40	0.22	0.22	1.47	164,095	27
12-31-24	12.83	0.32	•	1.91	2.23	0.03	0.04	—	0.07	—	14.99	17.47	0.37	0.25	0.25	2.20	147,459	31
12-31-23	11.33	0.16	•	2.19	2.35	0.32	0.53	—	0.85	—	12.83	21.21	0.50	0.37	0.37	1.35	1,379	41
12-31-22	16.92	0.17	•	(3.35)	(3.18)	0.39	2.02	—	2.41	—	11.33	(19.67)	0.44	0.36	0.36	1.34	966	93
12-31-21	14.29	0.13	•	2.70	2.83	0.20	—	—	0.20	—	16.92	19.87	0.43	0.31	0.31	0.82	488	58
Class R6
12-31-25	15.00	0.23	•	2.21	2.44	0.31	0.98	—	1.29	—	16.15	16.96	0.23	0.22	0.22	1.51	37,247	27
12-31-24	12.84	0.31	•	1.92	2.23	0.03	0.04	—	0.07	—	15.00	17.45	0.24	0.24	0.24	2.21	30,362	31
12-31-23	11.33	0.17	•	2.20	2.37	0.33	0.53	—	0.86	—	12.84	21.32	0.30	0.30	0.30	1.42	26,323	41
12-31-22	16.92	0.15	•	(3.33)	(3.18)	0.39	2.02	—	2.41	—	11.33	(19.67)	0.32	0.32	0.32	1.14	20,169	93
12-31-21	14.29	0.15	•	2.68	2.83	0.20	—	—	0.20	—	16.92	19.86	0.33	0.31	0.31	0.94	21,062	58
Class S
12-31-25	14.75	0.18	•	2.18	2.36	0.28	0.98	—	1.26	—	15.85	16.64	0.65	0.47	0.47	1.16	4,141	27
12-31-24	12.65	0.27	•	1.88	2.15	0.01	0.04	—	0.05	—	14.75	17.07	0.65	0.54	0.54	1.91	4,502	31
12-31-23	11.15	0.13	•	2.16	2.29	0.26	0.53	—	0.79	—	12.65	20.90	0.75	0.62	0.62	1.10	1,658	41
12-31-22	16.69	0.08	•	(3.25)	(3.17)	0.35	2.02	—	2.37	—	11.15	(19.89)	0.69	0.61	0.61	0.57	2,590	93
12-31-21	14.10	0.10	•	2.66	2.76	0.17	—	—	0.17	—	16.69	19.62	0.68	0.56	0.56	0.64	4,426	58
Class S2
12-31-25	14.30	0.16	•	2.10	2.26	0.23	0.98	—	1.21	—	15.35	16.44	0.80	0.62	0.62	1.05	1,901	27
12-31-24	12.27	0.23		1.84	2.07	—	0.04	—	0.04	—	14.30	16.91	0.82	0.72	0.72	1.73	1,765	31
12-31-23	10.88	0.11	•	2.09	2.20	0.28	0.53	—	0.81	—	12.27	20.64	0.90	0.77	0.77	0.95	1,855	41
12-31-22	16.36	0.08	•	(3.20)	(3.12)	0.34	2.02	—	2.36	—	10.88	(20.00)	0.84	0.76	0.76	0.63	1,354	93
12-31-21	13.81	0.06	•	2.62	2.68	0.13	—	—	0.13	—	16.36	19.42	0.83	0.71	0.71	0.37	1,434	58
Voya Solution Balanced Portfolio
Class ADV
12-31-25	9.31	0.16	•	0.97	1.13	0.19	0.29	—	0.48	—	9.96	12.45	0.78	0.78	0.78	1.68	9,891	30
12-31-24	8.31	0.23	•	0.77	1.00	—	—	—	—	—	9.31	12.03	0.80	0.80	0.80	2.62	10,279	25
12-31-23	7.98	0.12	•	1.09	1.21	0.32	0.56	—	0.88	—	8.31	15.66	0.83	0.83	0.83	1.45	8,830	37
12-31-22	11.48	0.08	•	(2.05)	(1.97)	0.35	1.18	—	1.53	—	7.98	(18.03)	0.84	0.84	0.84	0.83	8,837	87
12-31-21	10.26	0.10	•	1.29	1.39	0.17	—	—	0.17	—	11.48	13.63	0.86	0.80	0.80	0.92	10,713	50
Class I
12-31-25	9.84	0.23	•	1.02	1.25	0.24	0.29	—	0.53	—	10.56	13.05	0.28	0.28	0.28	2.24	147,237	30
12-31-24	8.78	0.31	•	0.80	1.11	0.05	—	—	0.05	—	9.84	12.66	0.26	0.26	0.26	3.15	137,700	25
12-31-23	8.39	0.17	•	1.15	1.32	0.37	0.56	—	0.93	—	8.78	16.25	0.33	0.33	0.33	1.95	4,154	37
12-31-22	11.98	0.14	•	(2.15)	(2.01)	0.40	1.18	—	1.58	—	8.39	(17.61)	0.34	0.34	0.34	1.43	3,906	87
12-31-21	10.70	0.17	•	1.34	1.51	0.23	—	—	0.23	—	11.98	14.15	0.36	0.30	0.30	1.49	3,831	50
Class R6
12-31-25	9.85	0.24	•	1.02	1.26	0.25	0.29	—	0.54	—	10.57	13.07	0.21	0.21	0.21	2.40	33,229	30
12-31-24	8.78	0.30	•	0.82	1.12	0.05	—	—	0.05	—	9.85	12.78	0.24	0.24	0.24	3.18	25,058	25
12-31-23	8.39	0.17	•	1.15	1.32	0.37	0.56	—	0.93	—	8.78	16.30	0.27	0.27	0.27	2.01	21,849	37

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Balanced Portfolio (continued)
Class R6 (continued)
12-31-22	11.98	0.14	•	(2.15)	(2.01)	0.40	1.18	—	1.58	—	8.39	(17.61)	0.29	0.29	0.29	1.39	19,887	87
12-31-21	10.70	0.16	•	1.35	1.51	0.23	—	—	0.23	—	11.98	14.15	0.30	0.30	0.30	1.42	24,204	50
Class S
12-31-25	9.48	0.18	•	0.99	1.17	0.21	0.29	—	0.50	—	10.15	12.67	0.53	0.53	0.53	1.89	14,063	30
12-31-24	8.46	0.26	•	0.79	1.05	0.03	—	—	0.03	—	9.48	12.37	0.55	0.55	0.55	2.87	15,479	25
12-31-23	8.10	0.14	•	1.12	1.26	0.34	0.56	—	0.90	—	8.46	16.07	0.58	0.58	0.58	1.70	14,310	37
12-31-22	11.63	0.09	•	(2.07)	(1.98)	0.37	1.18	—	1.55	—	8.10	(17.90)	0.59	0.59	0.59	1.00	15,078	87
12-31-21	10.39	0.13	•	1.31	1.44	0.20	—	—	0.20	—	11.63	13.96	0.61	0.55	0.55	1.18	24,044	50
Class S2
12-31-25	9.45	0.17	•	0.99	1.16	0.20	0.29	—	0.49	—	10.12	12.58	0.68	0.68	0.68	1.72	1,185	30
12-31-24	8.44	0.25	•	0.77	1.02	0.01	—	—	0.01	—	9.45	12.15	0.70	0.70	0.70	2.72	1,328	25
12-31-23	8.09	0.13	•	1.11	1.24	0.33	0.56	—	0.89	—	8.44	15.84	0.73	0.73	0.73	1.55	1,135	37
12-31-22	11.60	0.09	•	(2.08)	(1.99)	0.34	1.18	—	1.52	—	8.09	(17.99)	0.74	0.74	0.74	0.96	1,091	87
12-31-21	10.34	0.11	•	1.31	1.42	0.16	—	—	0.16	—	11.60	13.80	0.76	0.70	0.70	1.00	1,556	50
Voya Solution Conservative Portfolio
Class ADV
12-31-25	10.14	0.31	•	0.48	0.79	0.24	—	—	0.24	—	10.69	7.85	0.84	0.76	0.76	2.99	5,754	30
12-31-24	9.58	0.41	•	0.17	0.58	0.02	—	—	0.02	—	10.14	6.08	0.83	0.76	0.76	4.11	5,547	35
12-31-23	9.19	0.22	•	0.57	0.79	0.27	0.13	—	0.40	—	9.58	8.79	0.99	0.74	0.74	2.40	2,751	58
12-31-22	11.96	0.13	•	(1.72)	(1.59)	0.35	0.83	—	1.18	—	9.19	(13.78)	0.97	0.74	0.74	1.31	3,388	80
12-31-21	11.80	0.17	•	0.45	0.62	0.27	0.19	—	0.46	—	11.96	5.26	0.95	0.69	0.69	1.42	4,030	54
Class I
12-31-25	10.27	0.36	•	0.49	0.85	0.28	—	—	0.28	—	10.84	8.33	0.34	0.26	0.26	3.45	61,823	30
12-31-24	9.67	0.47	•	0.17	0.64	0.04	—	—	0.04	—	10.27	6.62	0.33	0.26	0.26	4.60	65,050	35
12-31-23	9.28	0.27	•	0.57	0.84	0.32	0.13	—	0.45	—	9.67	9.32	0.49	0.24	0.24	2.90	445	58
12-31-22	12.07	0.18	•	(1.74)	(1.56)	0.40	0.83	—	1.23	—	9.28	(13.36)	0.47	0.24	0.24	1.73	415	80
12-31-21	11.92	0.27	•	0.42	0.69	0.35	0.19	—	0.54	—	12.07	5.85	0.45	0.19	0.19	2.24	913	54
Class R6
12-31-25	10.26	0.36	•	0.49	0.85	0.28	—	—	0.28	—	10.83	8.38	0.26	0.26	0.26	3.43	15,438	30
12-31-24	9.66	0.47	•	0.18	0.65	0.05	—	—	0.05	—	10.26	6.72	0.24	0.24	0.24	4.62	15,292	35
12-31-23	9.28	0.27	•	0.56	0.83	0.32	0.13	—	0.45	—	9.66	9.26	0.41	0.24	0.24	2.90	4,641	58
12-31-22	12.07	0.19	•	(1.74)	(1.55)	0.41	0.83	—	1.24	—	9.28	(13.34)	0.39	0.24	0.24	1.84	9,008	80
12-31-21	11.93	0.24	•	0.44	0.68	0.35	0.19	—	0.54	—	12.07	5.77	0.37	0.19	0.19	1.95	9,365	54
Class S
12-31-25	10.18	0.33	•	0.49	0.82	0.29	—	—	0.29	—	10.71	8.12	0.59	0.51	0.51	3.15	7,568	30
12-31-24	9.62	0.44	•	0.16	0.60	0.04	—	—	0.04	—	10.18	6.22	0.58	0.51	0.51	4.36	11,105	35
12-31-23	9.23	0.25	•	0.57	0.82	0.30	0.13	—	0.43	—	9.62	9.12	0.74	0.49	0.49	2.65	1,654	58
12-31-22	12.01	0.16	•	(1.74)	(1.58)	0.37	0.83	—	1.20	—	9.23	(13.60)	0.72	0.49	0.49	1.57	1,782	80
12-31-21	11.87	0.20	•	0.45	0.65	0.32	0.19	—	0.51	—	12.01	5.52	0.70	0.44	0.44	1.67	2,203	54
Class S2
12-31-25	10.04	0.32	•	0.48	0.80	0.26	—	—	0.26	—	10.58	7.99	0.74	0.66	0.66	3.08	2,481	30
12-31-24	9.48	0.42	•	0.17	0.59	0.03	—	—	0.03	—	10.04	6.24	0.73	0.66	0.66	4.21	2,291	35
12-31-23	9.09	0.23	•	0.55	0.78	0.26	0.13	—	0.39	—	9.48	8.88	0.89	0.64	0.64	2.50	662	58
12-31-22	11.85	0.15	•	(1.72)	(1.57)	0.36	0.83	—	1.19	—	9.09	(13.75)	0.87	0.64	0.64	1.47	1,241	80
12-31-21	11.73	0.18	•	0.44	0.62	0.31	0.19	—	0.50	—	11.85	5.34	0.85	0.59	0.59	1.53	1,237	54
Voya Solution Income Portfolio
Class ADV
12-31-25	10.20	0.34	•	0.73	1.07	0.37	—	—	0.37	—	10.90	10.60	0.81	0.77	0.77	3.18	194,930	43

See Accompanying Notes to Financial Statements

23

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Income Portfolio (continued)
Class ADV (continued)
12-31-24	9.88	0.28	•	0.30	0.58	0.26	—	—	0.26	—	10.20	5.90	0.81	0.76	0.76	2.77	75,150	35
12-31-23	9.29	0.21	•	0.74	0.95	0.27	0.09	—	0.36	—	9.88	10.47	0.80	0.75	0.75	2.19	96,456	35
12-31-22	12.75	0.13	•	(1.99)	(1.86)	0.43	1.17	—	1.60	—	9.29	(15.32)	0.80	0.75	0.75	1.26	103,030	47
12-31-21	12.81	0.17	•	0.62	0.79	0.36	0.49	—	0.85	—	12.75	6.16	0.81	0.72	0.72	1.29	144,001	35
Class I
12-31-25	10.52	0.40	•	0.76	1.16	0.43	—	—	0.43	—	11.25	11.23	0.31	0.27	0.27	3.68	35,943	43
12-31-24	10.18	0.34	•	0.31	0.65	0.31	—	—	0.31	—	10.52	6.47	0.31	0.26	0.26	3.27	14,861	35
12-31-23	9.58	0.27	•	0.75	1.02	0.33	0.09	—	0.42	—	10.18	10.91	0.30	0.25	0.25	2.69	19,608	35
12-31-22	13.10	0.19	•	(2.04)	(1.85)	0.50	1.17	—	1.67	—	9.58	(14.82)	0.30	0.25	0.25	1.75	28,449	47
12-31-21	13.13	0.23	•	0.64	0.87	0.41	0.49	—	0.90	—	13.10	6.69	0.31	0.22	0.22	1.77	40,086	35
Class S
12-31-25	10.42	0.37	•	0.75	1.12	0.40	—	—	0.40	—	11.14	10.94	0.56	0.52	0.52	3.43	265,851	43
12-31-24	10.08	0.31	•	0.32	0.63	0.29	—	—	0.29	—	10.42	6.23	0.56	0.51	0.51	3.02	56,011	35
12-31-23	9.49	0.24	•	0.74	0.98	0.30	0.09	—	0.39	—	10.08	10.57	0.55	0.50	0.50	2.44	64,105	35
12-31-22	12.98	0.17	•	(2.03)	(1.86)	0.46	1.17	—	1.63	—	9.49	(15.01)	0.55	0.50	0.50	1.53	71,665	47
12-31-21	13.03	0.20	•	0.63	0.83	0.39	0.49	—	0.88	—	12.98	6.37	0.56	0.47	0.47	1.52	93,573	35
Class S2
12-31-25	10.09	0.35	•	0.72	1.07	0.38	—	—	0.38	—	10.78	10.72	0.71	0.67	0.67	3.29	8,965	43
12-31-24	9.77	0.29	•	0.30	0.59	0.27	—	—	0.27	—	10.09	6.06	0.71	0.66	0.66	2.87	2,288	35
12-31-23	9.20	0.22	•	0.72	0.94	0.28	0.09	—	0.37	—	9.77	10.47	0.70	0.65	0.65	2.29	3,119	35
12-31-22	12.62	0.14	•	(1.97)	(1.83)	0.42	1.17	—	1.59	—	9.20	(15.17)	0.70	0.65	0.65	1.28	3,259	47
12-31-21	12.70	0.18	•	0.61	0.79	0.38	0.49	—	0.87	—	12.62	6.25	0.71	0.62	0.62	1.43	5,629	35
Voya Solution Moderately Aggressive Portfolio
Class ADV
12-31-25	12.17	0.06	•	1.56	1.62	0.41	2.31	0.22	2.94	—	10.85	14.39	0.77	0.77	0.77	0.50	24,512	36
12-31-24	10.86	0.15	•	1.42	1.57	0.14	0.12	—	0.26	—	12.17	14.54	0.74	0.74	0.74	1.30	23,102	29
12-31-23	10.06	0.12	•	1.66	1.78	0.34	0.64	—	0.98	—	10.86	18.23	0.75	0.75	0.75	1.11	21,532	26
12-31-22	14.96	0.09	•	(2.80)	(2.71)	0.41	1.78	—	2.19	—	10.06	(19.01)	0.77	0.77	0.77	0.74	20,306	71
12-31-21	12.98	0.09	•	2.09	2.18	0.20	—	—	0.20	—	14.96	16.87	0.78	0.81	0.81	0.66	26,263	41
Class I
12-31-25	12.57	0.12	•	1.61	1.73	0.51	2.31	0.22	3.04	—	11.26	14.94	0.27	0.27	0.27	1.00	8,617	36
12-31-24	11.20	0.22	•	1.46	1.68	0.19	0.12	—	0.31	—	12.57	15.14	0.24	0.24	0.24	1.79	7,718	29
12-31-23	10.35	0.17	•	1.72	1.89	0.40	0.64	—	1.04	—	11.20	18.85	0.25	0.25	0.25	1.61	5,819	26
12-31-22	15.33	0.17	•	(2.89)	(2.72)	0.48	1.78	—	2.26	—	10.35	(18.60)	0.27	0.27	0.27	1.37	4,576	71
12-31-21	13.29	0.17	•	2.14	2.31	0.27	—	—	0.27	—	15.33	17.42	0.28	0.31	0.31	1.19	5,090	41
Class R6
12-31-25	12.55	0.12	•	1.62	1.74	0.51	2.31	0.22	3.04	—	11.25	15.07	0.24	0.24	0.24	1.02	43,629	36
12-31-24	11.18	0.22	•	1.46	1.68	0.19	0.12	—	0.31	—	12.55	15.16	0.23	0.23	0.23	1.80	36,538	29
12-31-23	10.34	0.17	•	1.71	1.88	0.40	0.64	—	1.04	—	11.18	18.77	0.24	0.24	0.24	1.62	32,231	26
12-31-22	15.32	0.16	•	(2.87)	(2.71)	0.49	1.78	—	2.27	—	10.34	(18.61)	0.27	0.27	0.27	1.30	26,694	71
12-31-21	13.28	0.18	•	2.13	2.31	0.27	—	—	0.27	—	15.32	17.44	0.27	0.30	0.30	1.25	30,360	41
Class S
12-31-25	12.36	0.10	•	1.58	1.68	0.46	2.31	0.22	2.99	—	11.05	14.70	0.47	0.47	0.47	0.79	10,114	36
12-31-24	11.02	0.18	•	1.44	1.62	0.16	0.12	—	0.28	—	12.36	14.82	0.49	0.49	0.49	1.55	395,276	29
12-31-23	10.19	0.14	•	1.70	1.84	0.37	0.64	—	1.01	—	11.02	18.61	0.50	0.50	0.50	1.36	407,787	26
12-31-22	15.13	0.12	•	(2.84)	(2.72)	0.44	1.78	—	2.22	—	10.19	(18.87)	0.52	0.52	0.52	0.97	396,000	71
12-31-21	13.12	0.13	•	2.11	2.24	0.23	—	—	0.23	—	15.13	17.16	0.53	0.56	0.56	0.89	562,208	41

See Accompanying Notes to Financial Statements

24

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Aggressive Portfolio (continued)
Class S2
12-31-25	12.37	0.07	•	1.59	1.66	0.43	2.31	0.22	2.96	—	11.07	14.55	0.67	0.67	0.67	0.60	1,745	36
12-31-24	11.04	0.17	•	1.43	1.60	0.15	0.12	—	0.27	—	12.37	14.63	0.64	0.64	0.64	1.39	1,512	29
12-31-23	10.21	0.13	•	1.69	1.82	0.35	0.64	—	0.99	—	11.04	18.42	0.65	0.65	0.65	1.21	1,315	26
12-31-22	15.13	0.09	•	(2.82)	(2.73)	0.41	1.78	—	2.19	—	10.21	(18.98)	0.67	0.67	0.67	0.74	998	71
12-31-21	13.14	0.12	•	2.10	2.22	0.23	—	—	0.23	—	15.13	16.99	0.68	0.71	0.71	0.84	1,851	41
Voya Solution 2030 Portfolio
Class ADV
12-31-25	14.29	0.32	•	1.64	1.96	0.30	0.38	—	0.68	—	15.57	14.03	0.81	0.75	0.75	2.18	25,393	35
12-31-24	13.21	0.28	•	1.02	1.30	0.22	—	—	0.22	—	14.29	9.93	0.82	0.76	0.76	2.04	23,327	48
12-31-23	11.95	0.22	•	1.59	1.81	0.33	0.22	—	0.55	—	13.21	15.36	0.82	0.74	0.74	1.76	23,214	62
12-31-22	18.03	0.17	•	(3.25)	(3.08)	0.61	2.39	—	3.00	—	11.95	(18.09)	0.85	0.70	0.70	1.16	20,852	83
12-31-21	16.46	0.20	•	1.81	2.01	0.27	0.17	—	0.44	—	18.03	12.26	0.90	0.67	0.67	1.15	25,214	54
Class I
12-31-25	14.96	0.42	•	1.71	2.13	0.38	0.38	—	0.76	—	16.33	14.54	0.31	0.25	0.25	2.68	13,470	35
12-31-24	13.80	0.37	•	1.08	1.45	0.29	—	—	0.29	—	14.96	10.57	0.32	0.26	0.26	2.54	9,145	48
12-31-23	12.47	0.30	•	1.65	1.95	0.40	0.22	—	0.62	—	13.80	15.89	0.32	0.24	0.24	2.26	10,587	62
12-31-22	18.68	0.24	•	(3.36)	(3.12)	0.70	2.39	—	3.09	—	12.47	(17.69)	0.35	0.20	0.20	1.59	9,992	83
12-31-21	17.02	0.28	•	1.88	2.16	0.33	0.17	—	0.50	—	18.68	12.80	0.40	0.17	0.17	1.57	12,248	54
Class S
12-31-25	14.78	0.38	•	1.69	2.07	0.35	0.38	—	0.73	—	16.12	14.30	0.56	0.50	0.50	2.43	34,054	35
12-31-24	13.65	0.33	•	1.06	1.39	0.26	—	—	0.26	—	14.78	10.24	0.57	0.51	0.51	2.29	24,034	48
12-31-23	12.34	0.26	•	1.63	1.89	0.36	0.22	—	0.58	—	13.65	15.56	0.57	0.49	0.49	2.01	18,676	62
12-31-22	18.51	0.21	•	(3.34)	(3.13)	0.65	2.39	—	3.04	—	12.34	(17.87)	0.60	0.45	0.45	1.43	16,853	83
12-31-21	16.89	0.24	•	1.86	2.10	0.31	0.17	—	0.48	—	18.51	12.49	0.65	0.42	0.42	1.35	18,032	54
Class S2
12-31-25	14.53	0.35	•	1.66	2.01	0.32	0.38	—	0.70	—	15.84	14.13	0.71	0.65	0.65	2.28	1,443	35
12-31-24	13.43	0.30	•	1.05	1.35	0.25	—	—	0.25	—	14.53	10.11	0.72	0.66	0.66	2.14	1,017	48
12-31-23	12.14	0.24	•	1.61	1.85	0.34	0.22	—	0.56	—	13.43	15.42	0.72	0.64	0.64	1.86	1,023	62
12-31-22	18.22	0.15	•	(3.25)	(3.10)	0.59	2.39	—	2.98	—	12.14	(18.01)	0.75	0.60	0.60	1.01	677	83
12-31-21	16.66	0.27	•	1.77	2.04	0.31	0.17	—	0.48	—	18.22	12.35	0.80	0.57	0.57	1.53	1,596	54
Voya Solution 2035 Portfolio
Class ADV
12-31-25	10.25	0.20	•	1.38	1.58	0.23	0.39	—	0.62	—	11.21	15.77	0.80	0.74	0.74	1.89	157,496	29
12-31-24	9.33	0.17	•	0.90	1.07	0.15	—	—	0.15	—	10.25	11.50	0.80	0.75	0.75	1.71	154,855	32
12-31-23	8.49	0.14	•	1.31	1.45	0.30	0.31	—	0.61	—	9.33	17.38	0.80	0.72	0.72	1.52	175,986	33
12-31-22	13.07	0.12	•	(2.45)	(2.33)	0.44	1.81	—	2.25	—	8.49	(18.84)	0.81	0.68	0.68	1.12	163,697	69
12-31-21	12.20	0.14	•	1.53	1.67	0.26	0.54	—	0.80	—	13.07	13.81	0.83	0.65	0.65	1.05	219,940	42
Class I
12-31-25	10.73	0.27	•	1.44	1.71	0.29	0.39	—	0.68	—	11.76	16.37	0.30	0.24	0.24	2.39	54,353	29
12-31-24	9.76	0.23	•	0.93	1.16	0.19	—	—	0.19	—	10.73	12.01	0.30	0.25	0.25	2.21	50,131	32
12-31-23	8.86	0.19	•	1.37	1.56	0.35	0.31	—	0.66	—	9.76	17.98	0.30	0.22	0.22	2.02	55,330	33
12-31-22	13.54	0.18	•	(2.54)	(2.36)	0.51	1.81	—	2.32	—	8.86	(18.39)	0.31	0.18	0.18	1.68	65,455	69
12-31-21	12.59	0.20	•	1.59	1.79	0.30	0.54	—	0.84	—	13.54	14.35	0.33	0.15	0.15	1.48	78,910	42
Class S
12-31-25	10.51	0.23	•	1.41	1.64	0.26	0.39	—	0.65	—	11.50	16.05	0.55	0.49	0.49	2.14	397,021	29
12-31-24	9.56	0.20	•	0.92	1.12	0.17	—	—	0.17	—	10.51	11.79	0.55	0.50	0.50	1.96	350,794	32
12-31-23	8.69	0.16	•	1.34	1.50	0.32	0.31	—	0.63	—	9.56	17.64	0.55	0.47	0.47	1.77	338,635	33
12-31-22	13.33	0.15	•	(2.51)	(2.36)	0.47	1.81	—	2.28	—	8.69	(18.62)	0.56	0.43	0.43	1.41	297,358	69

See Accompanying Notes to Financial Statements

25

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2035 Portfolio (continued)
Class S (continued)
12-31-21	12.43	0.18	•	1.55	1.73	0.29	0.54	—	0.83	—	13.33	14.08	0.58	0.40	0.40	1.35	369,502	42
Class S2
12-31-25	9.86	0.20	•	1.32	1.52	0.25	0.39	—	0.64	—	10.74	15.84	0.70	0.64	0.64	1.99	10,770	29
12-31-24	8.97	0.17	•	0.87	1.04	0.15	—	—	0.15	—	9.86	11.68	0.70	0.65	0.65	1.81	9,564	32
12-31-23	8.19	0.14	•	1.26	1.40	0.31	0.31	—	0.62	—	8.97	17.43	0.70	0.62	0.62	1.62	10,884	33
12-31-22	12.70	0.12	•	(2.37)	(2.25)	0.45	1.81	—	2.26	—	8.19	(18.73)	0.71	0.58	0.58	1.20	9,674	69
12-31-21	11.88	0.15	•	1.49	1.64	0.28	0.54	—	0.82	—	12.70	13.91	0.73	0.55	0.55	1.23	14,062	42
Voya Solution 2040 Portfolio
Class ADV
12-31-25	15.44	0.28	•	2.38	2.66	0.28	0.63	—	0.91	—	17.19	17.65	0.85	0.71	0.71	1.70	21,116	38
12-31-24	13.84	0.24	•	1.54	1.78	0.18	—	—	0.18	—	15.44	12.94	0.87	0.72	0.72	1.58	19,490	39
12-31-23	12.34	0.17	•	2.13	2.30	0.44	0.36	—	0.80	—	13.84	18.98	0.91	0.71	0.71	1.31	15,845	57
12-31-22	19.65	0.17	•	(3.78)	(3.61)	0.58	3.12	—	3.70	—	12.34	(19.48)	0.90	0.67	0.67	1.14	14,290	92
12-31-21	17.38	0.18	•	2.55	2.73	0.24	0.22	—	0.46	—	19.65	15.78	0.93	0.64	0.64	0.95	17,364	63
Class I
12-31-25	16.20	0.38	•	2.50	2.88	0.35	0.63	—	0.98	—	18.10	18.23	0.35	0.21	0.21	2.20	6,419	38
12-31-24	14.50	0.33	•	1.62	1.95	0.25	—	—	0.25	—	16.20	13.55	0.37	0.22	0.22	2.08	5,864	39
12-31-23	12.90	0.25	•	2.23	2.48	0.52	0.36	—	0.88	—	14.50	19.58	0.41	0.21	0.21	1.81	6,338	57
12-31-22	20.38	0.25	•	(3.93)	(3.68)	0.68	3.12	—	3.80	—	12.90	(19.12)	0.40	0.17	0.17	1.61	10,181	92
12-31-21	17.99	0.25	•	2.67	2.92	0.31	0.22	—	0.53	—	20.38	16.34	0.43	0.14	0.14	1.30	10,092	63
Class S
12-31-25	15.95	0.33	•	2.46	2.79	0.32	0.63	—	0.95	—	17.79	17.92	0.60	0.46	0.46	1.95	30,584	38
12-31-24	14.28	0.28	•	1.60	1.88	0.21	—	—	0.21	—	15.95	13.26	0.62	0.47	0.47	1.83	21,659	39
12-31-23	12.71	0.21	•	2.19	2.40	0.47	0.36	—	0.83	—	14.28	19.27	0.66	0.46	0.46	1.56	15,920	57
12-31-22	20.14	0.22	•	(3.89)	(3.67)	0.64	3.12	—	3.76	—	12.71	(19.29)	0.65	0.42	0.42	1.44	13,309	92
12-31-21	17.80	0.25	•	2.60	2.85	0.29	0.22	—	0.51	—	20.14	16.10	0.68	0.39	0.39	1.28	13,325	63
Class S2
12-31-25	15.53	0.29	•	2.39	2.68	0.29	0.63	—	0.92	—	17.29	17.71	0.75	0.61	0.61	1.80	2,315	38
12-31-24	13.90	0.25	•	1.56	1.81	0.18	—	—	0.18	—	15.53	13.12	0.77	0.62	0.62	1.68	1,866	39
12-31-23	12.39	0.19	•	2.13	2.32	0.45	0.36	—	0.81	—	13.90	19.11	0.81	0.61	0.61	1.41	1,632	57
12-31-22	19.74	0.18	•	(3.79)	(3.61)	0.62	3.12	—	3.74	—	12.39	(19.42)	0.80	0.57	0.57	1.19	1,604	92
12-31-21	17.48	0.24	•	2.52	2.76	0.28	0.22	—	0.50	—	19.74	15.88	0.83	0.54	0.54	1.25	2,051	63
Voya Solution 2045 Portfolio

Class ADV
12-31-25	10.25	0.16	•	1.72	1.88	0.18	0.47	—	0.65	—	11.48	18.84	0.81	0.72	0.72	1.49	121,515	31
12-31-24	9.09	0.12	•	1.16	1.28	0.12	—	—	0.12	—	10.25	14.15	0.82	0.73	0.73	1.20	116,887	32
12-31-23	8.24	0.11	•	1.48	1.59	0.28	0.46	—	0.74	—	9.09	19.73	0.82	0.71	0.71	1.23	129,358	33
12-31-22	13.12	0.10	•	(2.55)	(2.45)	0.43	2.00	—	2.43	—	8.24	(19.72)	0.83	0.67	0.67	1.01	121,395	75
12-31-21	12.29	0.11	•	1.94	2.05	0.23	0.99	—	1.22	—	13.12	16.95	0.85	0.65	0.65	0.86	162,480	42
Class I
12-31-25	10.83	0.23	•	1.82	2.05	0.24	0.47	—	0.71	—	12.17	19.48	0.31	0.22	0.22	1.99	42,154	31
12-31-24	9.60	0.18	•	1.22	1.40	0.17	—	—	0.17	—	10.83	14.65	0.32	0.23	0.23	1.70	38,133	32
12-31-23	8.67	0.16	•	1.56	1.72	0.33	0.46	—	0.79	—	9.60	20.32	0.32	0.21	0.21	1.73	43,480	33
12-31-22	13.67	0.16	•	(2.66)	(2.50)	0.50	2.00	—	2.50	—	8.67	(19.28)	0.33	0.17	0.17	1.55	54,349	75
12-31-21	12.72	0.17	•	2.02	2.19	0.25	0.99	—	1.24	—	13.67	17.51	0.35	0.15	0.15	1.24	65,611	42
Class S
12-31-25	10.50	0.19	•	1.77	1.96	0.22	0.47	—	0.69	—	11.77	19.15	0.56	0.47	0.47	1.74	333,382	31
12-31-24	9.32	0.15	•	1.17	1.32	0.14	—	—	0.14	—	10.50	14.27	0.57	0.48	0.48	1.45	286,493	32

See Accompanying Notes to Financial Statements

26

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2045 Portfolio (continued)
Class S (continued)
12-31-23	8.43	0.13	•	1.52	1.65	0.30	0.46	—	0.76	—	9.32	20.09	0.57	0.46	0.46	1.48	274,907	33
12-31-22	13.37	0.13	•	(2.60)	(2.47)	0.47	2.00	—	2.47	—	8.43	(19.50)	0.58	0.42	0.42	1.31	237,729	75
12-31-21	12.50	0.15	•	1.97	2.12	0.26	0.99	—	1.25	—	13.37	17.26	0.60	0.40	0.40	1.14	289,193	42
Class S2
12-31-25	10.05	0.17	•	1.69	1.86	0.19	0.47	—	0.66	—	11.25	19.06	0.71	0.62	0.62	1.59	5,217	31
12-31-24	8.92	0.13	•	1.12	1.25	0.12	—	—	0.12	—	10.05	14.13	0.72	0.63	0.63	1.30	6,105	32
12-31-23	8.09	0.11	•	1.47	1.58	0.29	0.46	—	0.75	—	8.92	19.96	0.72	0.61	0.61	1.33	6,857	33
12-31-22	12.93	0.10	•	(2.51)	(2.41)	0.43	2.00	—	2.43	—	8.09	(19.70)	0.73	0.57	0.57	0.96	5,964	75
12-31-21	12.14	0.14	•	1.90	2.04	0.26	0.99	—	1.25	—	12.93	17.10	0.75	0.55	0.55	1.12	10,947	42
Voya Solution 2050 Portfolio
Class ADV
12-31-25	16.17	0.24	•	2.75	2.99	0.24	1.18	—	1.42	—	17.74	19.25	0.88	0.73	0.73	1.42	16,660	36
12-31-24	14.25	0.18	•	1.90	2.08	0.16	—	—	0.16	—	16.17	14.64	0.91	0.74	0.74	1.16	15,772	46
12-31-23	12.58	0.16	•	2.34	2.50	0.41	0.42	—	0.83	—	14.25	20.22	0.97	0.73	0.73	1.16	14,397	57
12-31-22	20.45	0.16	•	(3.98)	(3.82)	0.62	3.43	—	4.05	—	12.58	(19.81)	0.96	0.68	0.68	1.06	12,860	88
12-31-21	17.96	0.14	•	2.86	3.00	0.21	0.30	—	0.51	—	20.45	16.82	0.98	0.65	0.65	0.71	15,352	60
Class I
12-31-25	17.07	0.34	•	2.93	3.27	0.33	1.18	—	1.51	—	18.83	19.90	0.38	0.23	0.23	1.92	7,274	36
12-31-24	15.03	0.27	•	2.00	2.27	0.23	—	—	0.23	—	17.07	15.18	0.41	0.24	0.24	1.66	6,710	46
12-31-23	13.23	0.23	•	2.48	2.71	0.49	0.42	—	0.91	—	15.03	20.88	0.47	0.23	0.23	1.66	6,594	57
12-31-22	21.30	0.25	•	(4.17)	(3.92)	0.72	3.43	—	4.15	—	13.23	(19.46)	0.46	0.18	0.18	1.57	9,196	88
12-31-21	18.66	0.22	•	3.01	3.23	0.29	0.30	—	0.59	—	21.30	17.42	0.48	0.15	0.15	1.09	9,999	60
Class S
12-31-25	16.73	0.29	•	2.85	3.14	0.29	1.18	—	1.47	—	18.40	19.54	0.63	0.48	0.48	1.67	28,104	36
12-31-24	14.73	0.23	•	1.96	2.19	0.19	—	—	0.19	—	16.73	14.97	0.66	0.49	0.49	1.41	18,077	46
12-31-23	12.98	0.20	•	2.41	2.61	0.44	0.42	—	0.86	—	14.73	20.50	0.72	0.48	0.48	1.41	13,936	57
12-31-22	20.99	0.23	•	(4.12)	(3.89)	0.69	3.43	—	4.12	—	12.98	(19.64)	0.71	0.43	0.43	1.49	10,577	88
12-31-21	18.42	0.20	•	2.93	3.13	0.26	0.30	—	0.56	—	20.99	17.10	0.73	0.40	0.40	0.97	9,740	60
Class S2
12-31-25	16.38	0.26	•	2.80	3.06	0.26	1.18	—	1.44	—	18.00	19.44	0.78	0.63	0.63	1.52	1,245	36
12-31-24	14.43	0.20	•	1.92	2.12	0.17	—	—	0.17	—	16.38	14.76	0.81	0.64	0.64	1.26	1,004	46
12-31-23	12.73	0.17	•	2.37	2.54	0.42	0.42	—	0.84	—	14.43	20.36	0.87	0.63	0.63	1.26	958	57
12-31-22	20.63	0.15	•	(4.00)	(3.85)	0.62	3.43	—	4.05	—	12.73	(19.76)	0.86	0.58	0.58	0.95	601	88
12-31-21	18.16	0.20	•	2.85	3.05	0.28	0.30	—	0.58	—	20.63	16.91	0.88	0.55	0.55	0.99	1,022	60
Voya Solution 2055 Portfolio
Class ADV
12-31-25	12.24	0.16	•	2.12	2.28	0.18	0.95	—	1.13	—	13.39	19.37	0.86	0.75	0.75	1.25	42,954	31
12-31-24	10.80	0.12	•	1.47	1.59	0.12	0.03	—	0.15	—	12.24	14.77	0.88	0.76	0.76	0.99	41,569	39
12-31-23	9.45	0.11	•	1.77	1.88	0.29	0.24	—	0.53	—	10.80	20.21	0.87	0.74	0.74	1.06	50,945	37
12-31-22	15.14	0.12	•	(2.98)	(2.86)	0.48	2.35	—	2.83	—	9.45	(19.93)	0.88	0.69	0.69	1.00	45,825	75
12-31-21	14.99	0.10	•	2.38	2.48	0.31	2.02	—	2.33	—	15.14	17.03	0.93	0.66	0.66	0.67	58,046	51
Class I
12-31-25	12.88	0.23	•	2.23	2.46	0.26	0.95	—	1.21	—	14.13	19.92	0.36	0.25	0.25	1.72	23,684	31
12-31-24	11.35	0.19	•	1.54	1.73	0.17	0.03	—	0.20	—	12.88	15.34	0.38	0.26	0.26	1.49	21,906	39
12-31-23	9.90	0.17	•	1.87	2.04	0.35	0.24	—	0.59	—	11.35	20.90	0.37	0.24	0.24	1.56	20,883	37
12-31-22	15.72	0.19	•	(3.10)	(2.91)	0.56	2.35	—	2.91	—	9.90	(19.53)	0.38	0.19	0.19	1.57	24,944	75
12-31-21	15.37	0.18	•	2.45	2.63	0.26	2.02	—	2.28	—	15.72	17.53	0.43	0.16	0.16	1.10	27,701	51

See Accompanying Notes to Financial Statements

27

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2055 Portfolio (continued)
Class S
12-31-25	12.44	0.21	•	2.13	2.34	0.23	0.95	—	1.18	—	13.60	19.64	0.61	0.50	0.50	1.59	121,415	31
12-31-24	10.97	0.15	•	1.49	1.64	0.14	0.03	—	0.17	—	12.44	15.07	0.63	0.51	0.51	1.24	99,675	39
12-31-23	9.58	0.13	•	1.82	1.95	0.32	0.24	—	0.56	—	10.97	20.66	0.62	0.49	0.49	1.31	87,505	37
12-31-22	15.33	0.15	•	(3.02)	(2.87)	0.53	2.35	—	2.88	—	9.58	(19.80)	0.63	0.44	0.44	1.32	86,020	75
12-31-21	15.15	0.15	•	2.40	2.55	0.35	2.02	—	2.37	—	15.33	17.32	0.68	0.41	0.41	0.96	86,021	51
Class S2
12-31-25	12.37	0.19	•	2.12	2.31	0.21	0.95	—	1.16	—	13.52	19.51	0.76	0.65	0.65	1.49	4,806	31
12-31-24	10.91	0.13	•	1.49	1.62	0.13	0.03	—	0.16	—	12.37	14.90	0.78	0.66	0.66	1.09	3,848	39
12-31-23	9.53	0.12	•	1.80	1.92	0.30	0.24	—	0.54	—	10.91	20.41	0.77	0.64	0.64	1.16	3,428	37
12-31-22	15.22	0.11	•	(2.97)	(2.86)	0.48	2.35	—	2.83	—	9.53	(19.84)	0.78	0.59	0.59	0.93	3,070	75
12-31-21	15.09	0.15	•	2.36	2.51	0.36	2.02	—	2.38	—	15.22	17.09	0.83	0.56	0.56	0.97	5,377	51
Voya Solution 2060 Portfolio
Class ADV
12-31-25	11.99	0.16	•	2.06	2.22	0.18	0.92	—	1.10	—	13.11	19.30	0.95	0.76	0.76	1.29	13,482	38
12-31-24	10.61	0.13	•	1.43	1.56	0.12	0.06	—	0.18	—	11.99	14.80	0.98	0.76	0.76	1.13	11,876	43
12-31-23	9.27	0.12	•	1.73	1.85	0.28	0.23	—	0.51	—	10.61	20.29	1.08	0.74	0.74	1.17	10,706	55
12-31-22	14.96	0.12	•	(2.95)	(2.83)	0.44	2.42	—	2.86	—	9.27	(19.99)	1.05	0.70	0.70	1.04	9,384	85
12-31-21	13.16	0.10	•	2.11	2.21	0.16	0.25	—	0.41	—	14.96	16.63	1.08	0.68	0.68	0.73	10,459	68
Class I
12-31-25	12.35	0.21	•	2.16	2.37	0.25	0.92	—	1.17	—	13.55	19.95	0.45	0.26	0.26	1.60	5,530	38
12-31-24	10.92	0.19	•	1.47	1.66	0.17	0.06	—	0.23	—	12.35	15.34	0.48	0.26	0.26	1.63	6,474	43
12-31-23	9.52	0.17	•	1.79	1.96	0.33	0.23	—	0.56	—	10.92	20.98	0.58	0.24	0.24	1.67	6,336	55
12-31-22	15.29	0.19	•	(3.03)	(2.84)	0.51	2.42	—	2.93	—	9.52	(19.65)	0.55	0.20	0.20	1.64	6,855	85
12-31-21	13.41	0.15	•	2.18	2.33	0.20	0.25	—	0.45	—	15.29	17.46	0.58	0.18	0.18	1.04	6,685	68
Class S
12-31-25	12.06	0.21	•	2.06	2.27	0.22	0.92	—	1.14	—	13.19	19.61	0.70	0.51	0.51	1.70	20,755	38
12-31-24	10.67	0.16	•	1.43	1.59	0.14	0.06	—	0.20	—	12.06	15.08	0.73	0.51	0.51	1.38	14,782	43
12-31-23	9.32	0.14	•	1.74	1.88	0.30	0.23	—	0.53	—	10.67	20.59	0.83	0.49	0.49	1.42	10,507	55
12-31-22	15.03	0.16	•	(2.97)	(2.81)	0.48	2.42	—	2.90	—	9.32	(19.78)	0.80	0.45	0.45	1.43	8,466	85
12-31-21	13.21	0.13	•	2.12	2.25	0.18	0.25	—	0.43	—	15.03	17.15	0.83	0.43	0.43	0.93	8,211	68
Class S2
12-31-25	12.02	0.20	•	2.04	2.24	0.19	0.92	—	1.11	—	13.15	19.44	0.85	0.66	0.66	1.60	1,151	38
12-31-24	10.63	0.14	•	1.43	1.57	0.12	0.06	—	0.18	—	12.02	14.90	0.88	0.66	0.66	1.23	909	43
12-31-23	9.28	0.13	•	1.73	1.86	0.28	0.23	—	0.51	—	10.63	20.45	0.98	0.64	0.64	1.27	947	55
12-31-22	14.96	0.11	•	(2.93)	(2.82)	0.44	2.42	—	2.86	—	9.28	(19.93)	0.95	0.60	0.60	0.91	729	85
12-31-21	13.19	0.16	•	2.06	2.22	0.20	0.25	—	0.45	—	14.96	16.93	0.98	0.58	0.58	1.08	1,234	68
Voya Solution 2065 Portfolio
Class ADV
12-31-25	11.24	0.15	•	2.04	2.19	0.30	1.53	—	1.83	—	11.60	19.51	1.04	0.75	0.75	1.25	4,246	51
12-31-24	10.69	0.14	•	1.46	1.60	0.18	0.87	—	1.05	—	11.24	14.92	1.02	0.75	0.75	1.20	3,891	42
12-31-23	8.89	0.14	•	1.67	1.81	—	0.01	—	0.01	—	10.69	20.31	1.20	0.75	0.75	1.47	3,614	33
12-31-22	11.94	0.11	•	(2.48)	(2.37)	0.24	0.44	—	0.68	—	8.89	(19.98)	1.30	0.70	0.70	1.16	1,988	89
12-31-21	11.55	0.11	•	1.86	1.97	0.41	1.17	—	1.58	—	11.94	17.05	1.61	0.67	0.67	0.90	1,583	53
Class I
12-31-25	10.84	0.16	•	2.01	2.17	0.37	1.53	—	1.90	—	11.11	20.01	0.54	0.25	0.25	1.38	3,129	51
12-31-24	10.35	0.19	•	1.41	1.60	0.24	0.87	—	1.11	—	10.84	15.47	0.52	0.25	0.25	1.70	4,518	42
12-31-23	8.92	0.19	•	1.69	1.88	0.44	0.01	—	0.45	—	10.35	20.99	0.70	0.25	0.25	1.97	3,247	33
12-31-22	11.97	0.18	•	(2.51)	(2.33)	0.28	0.44	—	0.72	—	8.92	(19.60)	0.80	0.20	0.20	1.77	2,336	89

See Accompanying Notes to Financial Statements

28

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2065 Portfolio (continued)
Class I (continued)
12-31-21	11.56	0.18	•	1.86	2.04	0.46	1.17	—	1.63	—	11.97	17.64	1.11	0.17	0.17	1.38	1,692	53
Class S
12-31-25	11.16	0.21	•	2.00	2.21	0.34	1.53	—	1.87	—	11.50	19.80	0.79	0.50	0.50	1.72	17,585	51
12-31-24	10.64	0.17	•	1.44	1.61	0.22	0.87	—	1.09	—	11.16	15.09	0.77	0.50	0.50	1.45	11,665	42
12-31-23	8.90	0.17	•	1.68	1.85	0.10	0.01	—	0.11	—	10.64	20.74	0.95	0.50	0.50	1.72	6,958	33
12-31-22	11.95	0.17	•	(2.53)	(2.36)	0.25	0.44	—	0.69	—	8.90	(19.81)	1.05	0.45	0.45	1.70	3,700	89
12-31-21	11.56	0.18	•	1.82	2.00	0.44	1.17	—	1.61	—	11.95	17.30	1.36	0.42	0.42	1.41	2,431	53
Class S2
12-31-25	11.26	0.19	•	2.01	2.20	0.32	1.53	—	1.85	—	11.61	19.55	0.94	0.65	0.65	1.57	430	51
12-31-24	10.72	0.15	•	1.46	1.61	0.20	0.87	—	1.07	—	11.26	14.99	0.92	0.65	0.65	1.30	301	42
12-31-23	8.90	0.15	•	1.68	1.83	—	0.01	—	0.01	—	10.72	20.52	1.10	0.65	0.65	1.57	230	33
12-31-22	11.95	0.11	•	(2.48)	(2.37)	0.24	0.44	—	0.68	—	8.90	(19.89)	1.20	0.60	0.60	1.13	133	89
12-31-21	11.56	0.16	•	1.82	1.98	0.42	1.17	—	1.59	—	11.95	17.11	1.51	0.57	0.57	1.26	114	53
Voya Solution 2070 Portfolio
Class ADV
08-08-25(6)-
12-31-25	10.00	0.16	•	0.57	0.73	0.23	0.02	—	0.25	—	10.48	7.30	1.47	0.75	0.75	3.94	827	10
Class I
08-08-25(6)-
12-31-25	10.00	0.18	•	0.57	0.75	0.25	0.02	—	0.27	—	10.48	7.50	0.97	0.25	0.25	4.44	823	10
Class S
08-08-25(6)-
12-31-25	10.00	0.17	•	0.57	0.74	0.24	0.02	—	0.26	—	10.48	7.36	1.22	0.50	0.50	4.16	1,306	10
Class S2
08-08-25(6)-
12-31-25	10.00	0.17	•	0.56	0.73	0.23	0.02	—	0.25	—	10.48	7.34	1.37	0.65	0.65	4.04	806	10

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Portfolio net investment income (loss) ratio to average net assets.
(6)	Commencement of operations.
●	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

29

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-five active separate investment series. The fourteen series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Solution Aggressive Portfolio (“Solution Aggressive”), Voya Solution Balanced Portfolio (“Solution Balanced”), Voya Solution Conservative Portfolio (“Solution Conservative”), Voya Solution Income Portfolio (“Solution Income”), Voya Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive”), Voya Solution 2030 Portfolio (“Solution 2030”), Voya Solution 2035 Portfolio (“Solution 2035”), Voya Solution 2040 Portfolio (“Solution 2040”), Voya Solution 2045 Portfolio (“Solution 2045”), Voya Solution 2050 Portfolio (“Solution 2050”), Voya Solution 2055 Portfolio (“Solution 2055”), Voya Solution 2060 Portfolio (“Solution 2060”), Voya Solution 2065 Portfolio (“Solution 2065”) and Voya Solution 2070 (“Solution 2070”). Each Portfolio is a diversified series of the Company.

Solution 2030, Solution 2035, Solution 2040, Solution 2045, Solution 2050, Solution 2055, Solution 2060, Solution 2065 and Solution 2070 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”).

The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”), and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”),

30

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability

31

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends from net investment income and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

32

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter ("OTC"), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized requirements on open futures accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended December 31, 2025, certain Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Certain Portfolios had purchased and sold futures contracts on various equity indices. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2025, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below.

33

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

	Purchased	Sold
Solution Aggressive	$912,195	$1,035,859
Solution Balanced	912,195	828,687
Solution Conservative	506,775	414,344
Solution Income	2,003,731	1,949,672
Solution Moderately Aggressive	2,128,455	2,278,891
Solution 2030	304,065	414,344
Solution 2035	2,736,585	2,900,406
Solution 2040	1,439,521	1,434,506
Solution 2045	12,323,426	12,352,579
Solution 2050	1,194,443	1,254,012
Solution 2055	4,614,234	4,655,660
Solution 2060	976,615	1,013,568
Solution 2065	572,651	508,919

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of December 31, 2025.

H. Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

I.   Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT IN UNDERLYING FUNDS

For the year ended December 31, 2025, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Solution Aggressive	$68,801,965	$53,787,878
Solution Balanced	67,858,196	57,462,243
Solution Conservative	29,234,964	36,586,074
Solution Income	461,919,099	123,321,213
Solution Moderately Aggressive	125,269,763	513,618,081
Solution 2030	36,985,090	23,179,923
Solution 2035	194,293,004	172,744,502
Solution 2040	29,034,489	21,122,375
Solution 2045	166,791,731	145,571,001
Solution 2050	25,251,397	16,799,992
Solution 2055	68,240,132	55,020,507
Solution 2060	18,332,999	13,950,353
Solution 2065	14,988,228	11,607,300
Solution 2070	4,009,751	336,755

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments for all Portfolios except Solution Aggressive, Solution Balanced, Solution Conservative and Solution Moderately Aggressive. For Solution Aggressive, Solution Balanced, Solution Conservative and Solution Moderately Aggressive, the component of the management fee attributable to affiliated Underlying Funds is 0.18% of each Portfolio's average daily net assets invested in affiliated Underlying Funds

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV and S2 of the respective Portfolios have a plan of distribution (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.

34

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S, and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each applicable Portfolio’s average daily net assets attributable to its Classes ADV, S, and S2 shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Solution
	Aggressive	5.93%
	Solution Balanced
	Solution	6.42
	Moderately
	Aggressive	7.04
Voya Institutional Trust Company	Solution Balanced	7.22
	Solution Income	28.07
	Solution
	Moderately
	Aggressive	26.33
	Solution 2030	14.60
	Solution 2035	18.51
	Solution 2040	8.28
	Solution 2045	16.25
	Solution 2050	10.22
	Solution 2055	6.13
	Solution 2060	8.74
	Solution 2065	6.48

Voya Investment Management Co. LLC	Solution 2070	85.63

Voya Retirement Insurance and Annuity Company	Solution
	Aggressive	89.00
	Solution Balanced	85.39
	Solution
	Conservative	93.64
	Solution Income	67.36
	Solution
	Moderately
	Aggressive	62.55
	Solution 2030	85.40

Solution 2035	78.40
Solution 2040	91.72
Solution 2045	82.31
Solution 2050	89.78
Solution 2055	93.87
Solution 2060	91.26
Solution 2065	93.52
Solution 2070	14.17

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Solution Aggressive	$289,449
Solution Balanced	106,290
Solution Conservative	66,821
Solution Income	145,342
Solution Moderately Aggressive	26,824
Solution 2030	32,733
Solution 2035	243,195
Solution 2040	41,563
Solution 2045	264,469
Solution 2050	54,008
Solution 2055	172,305
Solution 2060	62,340
Solution 2065	44,669
Solution 2070	50

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and other expenses not incurred in the ordinary

35

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, to the levels listed below:

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Solution Aggressive	1.27%	0.77%	0.77%	1.02%	1.17%
Solution Balanced	1.25%	0.75%	0.75%	1.00%	1.15%
Solution Conservative	1.16%	0.66%	0.66%	0.91%	1.06%
Solution Income	1.18%	0.68%	N/A	0.93%	1.08%
Solution Moderately Aggressive	1.38%	0.88%	0.88%	1.13%	1.28%
Solution 2030	1.29%	0.79%	N/A	1.04%	1.19%
Solution 2035	1.33%	0.83%	N/A	1.08%	1.23%
Solution 2040	1.33%	0.83%	N/A	1.08%	1.23%
Solution 2045	1.36%	0.86%	N/A	1.11%	1.26%
Solution 2050	1.36%	0.86%	N/A	1.11%	1.26%
Solution 2055	1.36%	0.86%	N/A	1.11%	1.26%
Solution 2060	1.37%	0.87%	N/A	1.12%	1.27%
Solution 2065	1.37%	0.87%	N/A	1.12%	1.27%
Solution 2070	1.37%	0.87%	N/A	1.12%	1.27%

Pursuant to a side letter agreement, through May 1, 2026, the Investment Adviser has further lowered the expense limits for the following Portfolios. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side letter agreements will continue. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

	Class	Class	Class	Class
Portfolio	ADV	I	S	S2
Solution 2030	1.22%	0.72%	0.97%	1.12%
Solution 2035	1.23%	0.73%	0.98%	1.13%
Solution 2040	1.23%	0.73%	0.98%	1.13%
Solution 2045	1.25%	0.75%	1.00%	1.15%
Solution 2050	1.26%	0.76%	1.01%	1.16%
Solution 2055	1.28%	0.78%	1.03%	1.18%
Solution 2060	1.28%	0.78%	1.03%	1.18%
Solution 2065	1.28%	0.78%	1.03%	1.18%
Solution 2070	1.28%	0.78%	1.03%	1.18%

The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered

Portfolios, the Investment Adviser may, until May 1, 2026, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser until May 1, 2026, and the related expiration dates are as follows:

	December 31,
	2026	2027	2028	Total
Solution Aggressive	$—	$—	$2,791	$2,791
Solution Conservative	24,020	—	—	24,020
Solution Income	13,788	1,618	4,900	20,306

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of December 31, 2025, are as follows:

	December 31,
	2026	2027	2028	Total
Solution Aggressive
Class ADV	$4,245	$3,949	$7,311	$15,505
Class I	1,509	85,225	272,204	358,938
Class R6	—	—	235	235
Class S	2,401	3,390	7,771	13,562
Class S2	2,189	1,998	3,154	7,341
Solution Conservative
Class ADV	$2,462	$2,974	$4,112	$9,548
Class I	350	22,147	47,394	69,891
Class R6	175	—	—	175
Class S	1,480	5,109	6,821	13,410
Class S2	654	1,055	1,802	3,511
Solution Income
Class ADV	$46,173	$38,937	$39,933	$125,043
Class I	10,636	6,804	8,330	25,770
Class S	31,644	26,373	40,543	98,560
Class S2	1,472	1,227	1,378	4,077

The Expense Limitation Agreement is contractual through May 1, 2026. Termination or modification of this obligation requires approval by the Board.

into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank

36

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the year ended December 31, 2025 as follows:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Solution Moderately Aggressive	2	$1,405,000	5.33%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Solution Aggressive
Class ADV
12/31/2025	62,151	—	22,338	(59,302)	—	25,187	912,719	—	322,108	(886,146)	—	348,681
12/31/2024	62,273	—	843	(75,855)	—	(12,739)	848,510	—	11,299	(1,032,736)	—	(172,927)
Class I
12/31/2025	548,565	—	822,995	(1,037,853)	—	333,707	8,511,387	—	12,353,151	(16,016,817)	—	4,847,721
12/31/2024	259,958	10,103,742	54,840	(683,171)	—	9,735,369	3,827,696	146,758,117	761,722	(10,068,066)	—	141,279,469
Class R6
12/31/2025	418,326	—	178,735	(313,789)	—	283,272	6,441,072	—	2,684,597	(4,849,732)	—	4,275,937
12/31/2024	406,779	—	10,955	(444,287)	—	(26,553)	5,758,535	—	152,380	(6,198,216)	—	(287,301)
Class S
12/31/2025	48,002	—	22,923	(114,819)	—	(43,894)	708,323	—	338,343	(1,744,926)	—	(698,260)
12/31/2024	49,823	169,694	1,184	(46,668)	—	174,033	714,556	2,426,866	16,206	(661,451)	—	2,496,177
Class S2
12/31/2025	19,266	—	8,974	(27,828)	—	412	281,735	—	128,333	(412,622)	—	(2,554)
12/31/2024	18,117	—	462	(46,315)	—	(27,736)	241,359	—	6,134	(633,379)	—	(385,886)
Solution Balanced
Class ADV
12/31/2025	102,401	—	48,744	(262,454)	—	(111,309)	978,593	—	461,604	(2,492,983)	—	(1,052,786)
12/31/2024	245,134	—	—	(203,421)	—	41,713	2,296,815	—	—	(1,791,436)	—	505,379
Class I
12/31/2025	1,101,775	—	712,255	(1,864,980)	—	(50,950)	11,289,103	—	7,129,673	(18,768,736)	—	(349,960)
12/31/2024	523,218	13,800,389	75,090	(871,150)	—	13,527,547	5,043,548	132,484,426	704,345	(8,440,718)	—	129,791,601
Class R6
12/31/2025	941,957	—	144,115	(487,255)	—	598,817	9,560,993	—	1,444,032	(4,873,397)	—	6,131,628
12/31/2024	510,393	—	13,945	(466,559)	—	57,779	4,743,626	—	130,801	(4,425,231)	—	449,196
Class S
12/31/2025	290,600	—	76,906	(616,015)	—	(248,509)	2,848,886	—	741,375	(6,024,211)	—	(2,433,950)
12/31/2024	242,252	150,415	5,054	(454,992)	—	(57,271)	2,191,771	1,389,322	45,686	(4,150,245)	—	(523,466)
Class S2
12/31/2025	11,964	—	6,691	(42,087)	—	(23,432)	115,541	—	64,299	(410,263)	—	(230,423)
12/31/2024	17,661	—	227	(11,745)	—	6,143	157,562	—	2,051	(105,690)	—	53,923

37

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Solution Conservative
Class ADV
12/31/2025	78,605	—	11,550	(98,849)	—	(8,694)	824,114	—	120,356	(1,038,851)	—	(94,381)
12/31/2024	39,598	354,630	1,202	(135,467)	—	259,963	393,967	3,531,806	12,023	(1,336,838)	—	2,600,958
Class I
12/31/2025	434,158	—	157,057	(1,222,872)	—	(631,657)	4,553,710	—	1,655,381	(12,893,526)	—	(6,684,435)
12/31/2024	1,113,754	5,550,268	25,229	(400,847)	—	6,288,404	11,230,547	55,966,712	255,062	(4,092,724)	—	63,359,597
Class R6
12/31/2025	301,729	—	41,015	(408,064)	—	(65,320)	3,158,929	—	431,891	(4,312,128)	—	(721,308)
12/31/2024	171,128	1,130,615	7,419	(298,580)	—	1,010,582	1,727,424	11,391,466	74,930	(3,020,993)	—	10,172,827
Class S
12/31/2025	69,587	—	24,739	(478,076)	—	(383,750)	723,746	—	258,023	(4,997,789)	—	(4,016,020)
12/31/2024	86,643	1,867,293	4,501	(1,039,929)	—	918,508	867,402	18,698,959	45,141	(10,442,943)	—	9,168,559
Class S2
12/31/2025	33,033	—	5,801	(32,415)	—	6,419	333,875	—	59,749	(332,631)	—	60,993
12/31/2024	34,498	126,602	695	(3,406)	—	158,389	338,605	1,249,185	6,882	(33,940)	—	1,560,732
Solution Income
Class ADV
12/31/2025	319,698	11,976,261	239,074	(2,025,193)	—	10,509,840	3,360,014	125,895,688	2,510,281	(21,524,271)	—	110,241,712
12/31/2024	227,514	—	232,388	(2,858,059)	—	(2,398,157)	2,295,790	—	2,344,795	(29,212,088)	—	(24,571,503)
Class I
12/31/2025	512,932	2,193,589	52,044	(975,682)	—	1,782,883	5,562,667	23,743,708	562,591	(10,679,860)	—	19,189,106
12/31/2024	109,587	—	44,560	(667,618)	—	(513,471)	1,137,595	—	462,973	(6,894,356)	—	(5,293,788)
Class S
12/31/2025	411,960	19,982,870	193,353	(2,099,892)	—	18,488,291	4,448,829	214,410,675	2,070,812	(22,826,596)	—	198,103,720
12/31/2024	335,548	—	160,210	(1,479,863)	—	(984,105)	3,458,932	—	1,650,168	(15,421,742)	—	(10,312,642)
Class S2
12/31/2025	28,338	686,043	7,321	(117,003)	—	604,699	297,867	7,128,672	75,920	(1,228,413)	—	6,274,046
12/31/2024	14,968	—	7,599	(115,042)	—	(92,475)	150,145	—	75,839	(1,156,267)	—	(930,283)
Class T(1)
12/31/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	175	—	—	(6,681)	—	(6,506)	1,916	—	—	(73,284)	—	(71,368)
Solution Moderately Aggressive
Class ADV
12/31/2025	93,988	—	499,733	(233,294)	—	360,427	1,093,924	—	5,469,894	(2,803,508)	—	3,760,310
12/31/2024	200,761	—	42,889	(328,432)	—	(84,782)	2,318,701	—	491,509	(3,855,492)	—	(1,045,282)
Class I
12/31/2025	80,745	—	159,385	(89,050)	—	151,080	925,655	—	1,807,242	(1,133,073)	—	1,599,824
12/31/2024	145,592	—	15,908	(67,086)	—	94,414	1,689,063	—	187,712	(809,303)	—	1,067,472
Class R6
12/31/2025	750,242	—	873,352	(654,813)	—	968,781	9,261,114	—	9,886,490	(8,014,561)	—	11,133,043
12/31/2024	525,253	—	71,521	(568,131)	—	28,643	6,327,406	—	843,234	(6,720,273)	—	450,367
Class S
12/31/2025	239,977	—	8,151,549	(39,448,051)	—	(31,056,525)	3,027,250	—	90,797,394	(426,179,229)	—	(332,354,585)
12/31/2024	201,196	—	799,978	(6,035,394)	—	(5,034,220)	2,421,480	—	9,295,743	(71,736,647)	—	(60,019,424)
Class S2
12/31/2025	17,729	—	33,305	(15,622)	—	35,412	213,705	—	371,275	(195,643)	—	389,337
12/31/2024	15,346	—	2,845	(15,137)	—	3,054	181,326	—	33,119	(180,926)	—	33,519
Solution 2030
Class ADV
12/31/2025	365,491	—	72,819	(439,624)	—	(1,314)	5,453,834	—	1,073,346	(6,528,377)	—	(1,197)
12/31/2024	230,110	—	27,231	(382,300)	—	(124,959)	3,202,480	—	376,602	(5,315,855)	—	(1,736,773)
Class I
12/31/2025	347,478	—	33,957	(168,182)	—	213,253	5,510,298	—	524,299	(2,615,908)	—	3,418,689
12/31/2024	265,131	—	11,941	(432,591)	—	(155,519)	3,866,075	—	172,550	(6,139,671)	—	(2,101,046)
Class S
12/31/2025	700,222	—	94,182	(308,047)	—	486,357	10,767,527	—	1,436,283	(4,817,700)	—	7,386,110
12/31/2024	624,188	—	26,849	(392,791)	—	258,246	8,969,770	—	383,674	(5,766,657)	—	3,586,787
Class S2
12/31/2025	23,408	—	3,525	(5,819)	—	21,114	354,182	—	52,833	(87,490)	—	319,525
12/31/2024	20,313	—	1,362	(27,819)	—	(6,144)	287,858	—	19,147	(400,060)	—	(93,055)
Class T(1)
12/31/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(302)	—	(302)	—	—	—	(4,180)	—	(4,180)

38

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Solution 2035
Class ADV
12/31/2025	764,088	—	824,996	(2,651,331)	—	(1,062,247)	8,191,395	—	8,687,204	(28,216,962)	—	(11,338,363)
12/31/2024	1,280,272	—	274,768	(5,303,826)	—	(3,748,786)	12,643,236	—	2,703,713	(54,025,687)	—	(38,678,738)
Class I
12/31/2025	731,467	—	276,075	(1,058,855)	—	(51,313)	8,170,371	—	3,042,352	(11,701,997)	—	(489,274)
12/31/2024	867,142	—	86,616	(1,951,537)	—	(997,779)	8,917,712	—	890,415	(19,580,736)	—	(9,772,609)
Class S
12/31/2025	1,938,955	—	2,021,703	(2,827,687)	—	1,132,971	21,342,509	—	21,814,171	(31,221,139)	—	11,935,541
12/31/2024	1,690,799	—	572,767	(4,296,809)	—	(2,033,243)	17,189,862	—	5,773,495	(44,174,747)	—	(21,211,390)
Class S2
12/31/2025	190,922	—	62,518	(221,355)	—	32,085	1,927,015	—	630,807	(2,274,413)	—	283,409
12/31/2024	78,257	—	15,163	(335,905)	—	(242,485)	748,636	—	143,445	(3,115,082)	—	(2,223,001)
Solution 2040
Class ADV
12/31/2025	224,212	—	72,030	(329,884)	—	(33,642)	3,617,952	—	1,153,206	(5,420,687)	—	(649,529)
12/31/2024	303,694	—	15,208	(201,993)	—	116,909	4,518,584	—	223,408	(3,021,351)	—	1,720,641
Class I
12/31/2025	112,714	—	21,891	(141,885)	—	(7,280)	1,917,292	—	368,427	(2,440,579)	—	(154,860)
12/31/2024	129,731	—	5,474	(210,318)	—	(75,113)	2,008,681	—	84,198	(3,072,835)	—	(979,956)
Class S
12/31/2025	552,758	—	89,066	(280,538)	—	361,286	9,254,458	—	1,474,930	(4,736,037)	—	5,993,351
12/31/2024	445,267	—	17,285	(219,656)	—	242,896	6,893,393	—	262,034	(3,457,000)	—	3,698,427
Class S2
12/31/2025	23,576	—	7,509	(17,389)	—	13,696	385,594	—	120,897	(294,162)	—	212,329
12/31/2024	34,580	—	1,447	(33,267)	—	2,760	510,797	—	21,367	(511,919)	—	20,245
Class T(1)
12/31/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(301)	—	(301)	—	—	—	(4,373)	—	(4,373)
Solution 2045
Class ADV
12/31/2025	572,974	—	643,422	(2,034,755)	—	(818,359)	6,164,526	—	6,839,573	(21,876,577)	—	(8,872,478)
12/31/2024	984,610	—	170,728	(3,972,977)	—	(2,817,639)	9,635,643	—	1,652,649	(40,299,462)	—	(29,011,170)
Class I
12/31/2025	405,800	—	219,415	(681,047)	—	(55,832)	4,624,861	—	2,468,421	(7,784,075)	—	(690,793)
12/31/2024	665,862	—	55,839	(1,729,926)	—	(1,008,225)	6,827,438	—	570,115	(17,270,889)	—	(9,873,336)
Class S
12/31/2025	1,418,421	—	1,716,159	(2,092,286)	—	1,042,294	15,631,676	—	18,706,135	(23,399,307)	—	10,938,504
12/31/2024	1,282,085	—	397,348	(3,910,178)	—	(2,230,745)	12,945,812	—	3,937,723	(39,182,704)	—	(22,299,169)
Class S2
12/31/2025	46,889	—	31,199	(221,356)	—	(143,268)	495,579	—	324,777	(2,315,532)	—	(1,495,176)
12/31/2024	63,838	—	7,800	(233,171)	—	(161,533)	616,630	—	74,022	(2,170,911)	—	(1,480,259)
Class T(1)
12/31/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(6,980)	—	(6,980)	—	—	—	(71,957)	—	(71,957)
Solution 2050
Class ADV
12/31/2025	186,343	—	82,252	(305,108)	—	(36,513)	3,126,978	—	1,348,110	(5,057,309)	—	(582,221)
12/31/2024	184,731	—	10,513	(230,229)	—	(34,985)	2,844,424	—	160,015	(3,648,154)	—	(643,715)
Class I
12/31/2025	90,741	—	30,444	(127,932)	—	(6,747)	1,618,932	—	528,500	(2,213,682)	—	(66,250)
12/31/2024	146,747	—	5,101	(197,603)	—	(45,755)	2,386,460	—	81,815	(3,055,084)	—	(586,809)
Class S
12/31/2025	469,889	—	114,734	(138,155)	—	446,468	8,172,062	—	1,948,180	(2,429,219)	—	7,691,023
12/31/2024	334,568	—	12,952	(212,754)	—	134,766	5,346,913	—	203,728	(3,513,850)	—	2,036,791
Class S2
12/31/2025	15,892	—	5,815	(13,855)	—	7,852	273,429	—	96,637	(240,941)	—	129,125
12/31/2024	27,431	—	621	(33,141)	—	(5,089)	428,875	—	9,575	(534,147)	—	(95,697)
Class T(1)
12/31/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(302)	—	(302)	—	—	—	(4,598)	—	(4,598)
Solution 2055
Class ADV
12/31/2025	403,837	—	278,585	(870,125)	—	(187,703)	5,220,646	—	3,446,092	(11,007,627)	—	(2,340,889)

39

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Solution 2055 (continued)
Class ADV
12/31/2024	500,117	—	58,724	(1,879,412)	—	(1,320,571)	5,814,050	—	675,917	(22,816,537)	—	(16,326,570)
Class I
12/31/2025	252,387	—	151,164	(428,659)	—	(25,108)	3,393,478	—	1,968,157	(5,652,535)	—	(290,900)
12/31/2024	403,454	—	26,310	(568,693)	—	(138,929)	4,914,917	—	318,089	(6,647,712)	—	(1,414,706)
Class S
12/31/2025	704,027	—	777,187	(566,347)	—	914,867	9,101,323	—	9,745,920	(7,407,326)	—	11,439,917
12/31/2024	780,331	—	114,769	(857,437)	—	37,663	9,302,753	—	1,340,499	(10,336,758)	—	306,494
Class S2
12/31/2025	62,604	—	29,710	(47,820)	—	44,494	805,079	—	370,776	(609,480)	—	566,375
12/31/2024	69,219	—	3,945	(76,183)	—	(3,019)	817,796	—	45,878	(905,321)	—	(41,647)
Solution 2060
Class ADV
12/31/2025	183,151	—	88,611	(234,189)	—	37,573	2,291,692	—	1,073,081	(2,898,397)	—	466,376
12/31/2024	230,050	—	16,185	(264,421)	—	(18,186)	2,640,959	—	182,401	(3,105,843)	—	(282,483)
Class I
12/31/2025	104,622	—	36,847	(257,401)	—	(115,932)	1,344,629	—	460,219	(3,187,356)	—	(1,382,508)
12/31/2024	170,577	—	9,633	(236,218)	—	(56,008)	2,011,799	—	111,643	(2,638,557)	—	(515,115)
Class S
12/31/2025	387,719	—	127,960	(168,104)	—	347,575	4,866,176	—	1,557,279	(2,110,742)	—	4,312,713
12/31/2024	388,244	—	19,532	(166,426)	—	241,350	4,488,479	—	221,100	(1,971,637)	—	2,737,942
Class S2
12/31/2025	25,947	—	6,721	(20,782)	—	11,886	325,479	—	81,594	(253,892)	—	153,181
12/31/2024	30,096	—	1,082	(44,664)	—	(13,486)	345,180	—	12,228	(515,816)	—	(158,408)
Class T(1)
12/31/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(509)	—	(509)	—	—	—	(5,643)	—	(5,643)
Solution 2065
Class ADV
12/31/2025	137,874	—	49,683	(167,741)	—	19,816	1,674,120	—	585,325	(2,078,112)	—	181,333
12/31/2024	141,094	—	30,167	(162,923)	—	8,338	1,627,507	—	343,925	(1,967,517)	—	3,915
Class I
12/31/2025	137,984	—	40,977	(314,337)	—	(135,376)	1,591,481	—	462,810	(3,631,579)	—	(1,577,288)
12/31/2024	152,032	—	38,838	(87,618)	—	103,252	1,725,752	—	426,411	(978,410)	—	1,173,753
Class S
12/31/2025	491,280	—	210,123	(217,481)	—	483,922	5,846,577	—	2,453,998	(2,627,342)	—	5,673,233
12/31/2024	406,826	—	91,249	(107,134)	—	390,941	4,739,191	—	1,031,004	(1,235,437)	—	4,534,758
Class S2
12/31/2025	14,432	—	5,062	(9,193)	—	10,301	175,265	—	59,677	(113,733)	—	121,209
12/31/2024	10,496	—	2,301	(7,470)	—	5,327	124,113	—	26,225	(91,896)	—	58,442
Class T(1)
12/31/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(369)	—	(369)	—	—	—	(4,130)	—	(4,130)
Solution 2070
Class ADV
8/08/2025(2)- 12/31/2025	77,140	—	1,840	(2)	—	78,978	772,461	—	19,393	(21)	—	791,833
Class I
8/08/2025(2)- 12/31/2025	76,559	—	1,973	(21)	—	78,511	766,392	—	20,790	(222)	—	786,960
Class S
8/08/2025(2)- 12/31/2025	126,100	—	2,925	(4,390)	—	124,635	1,291,074	—	30,854	(45,568)	—	1,276,360
Class S2
8/08/2025(2)- 12/31/2025	75,084	—	1,821	—	—	76,905	750,884	—	19,193	—	—	770,077

(1)	Class T was fully redeemed on close of business May 1, 2024.

(2)	Commencement of operations.

40

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

The following permanent tax differences have been reclassified as of December 31, 2025:

	Paid-in	Distributable
	Capital	Earnings
Solution 2065	$(8,928)	$8,928

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
	Ordinary	Long-term	Return of	Ordinary	Long-term
	Income	Capital Gains	Capital	Income	Capital Gains
Solution Aggressive	$4,639,230	$11,187,302	$—	$409,816	$537,925
Solution Balanced	4,737,046	5,103,937	—	882,883	—
Solution Conservative	2,525,400	—	—	394,037	—
Solution Income	5,219,604	—	—	4,533,775	—
Solution Moderately Aggressive	19,963,548	80,206,035	8,162,712	7,456,325	3,394,992
Solution 2030	1,464,425	1,622,336	—	951,973	—
Solution 2035	22,303,098	11,871,436	—	9,511,068	—
Solution 2040	1,009,463	2,107,997	—	591,007	—
Solution 2045	11,455,088	16,883,818	—	6,234,509	—
Solution 2050	750,093	3,171,335	—	455,133	—
Solution 2055	5,849,780	9,681,165	—	1,973,920	406,463
Solution 2060	701,816	2,470,357	—	363,764	163,608
Solution 2065	653,204	2,908,606	—	426,969	1,400,596
Solution 2070	90,230	—	—	—	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025, were:

41

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Solution Aggressive	$5,460,444	$21,109,032	$16,034,578	$—	—	$42,604,054
Solution Balanced	5,818,657	17,210,756	4,821,069	—	—	27,850,482
Solution Conservative	3,782,595	2,505,990	(4,751,015)	(11,916)	Short-term	1,024,737
				(500,917)	Long-term
				$(512,833)*
Solution Income	11,327,947	476,522	(15,162,404)	—	—	(3,357,935)
Solution Moderately Aggressive	—	—	761,441	—	—	761,441
Solution 2030	2,153,512	4,752,476	57,261	—	—	6,963,249
Solution 2035	17,958,681	53,092,996	26,558,659	—	—	97,610,336
Solution 2040	1,606,865	5,915,698	1,641,980	—	—	9,164,543
Solution 2045	12,948,717	52,761,478	35,783,179	—	—	101,493,374
Solution 2050	1,323,975	5,378,347	2,265,303	—	—	8,967,625
Solution 2055	4,797,751	19,489,372	13,063,271	—	—	37,350,394
Solution 2060	1,001,035	4,219,869	1,473,189	—	—	6,694,093
Solution 2065	5,519	439,073	928,411	—	—	1,373,003
Solution 2070	5,856	50,747	80,341	—	_	136,944

*       Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of December 31, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the

42

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 12 — REORGANIZATIONS

On August 8, 2025, Solution Income Portfolio (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Solution 2025 Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2025, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2025, are as follows (Unaudited):

Net investment income	$14,882,250
Net realized and unrealized gain on investments	31,600,558
Net increase in net assets resulting from operations	$46,482,808

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 8, 2025. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net	Total Net	Acquired	Acquired
Assets of	Assets of	Fund’s	Fund’s
Acquired	Acquiring	Capital Loss	Unrealized	Funds’
Fund	Fund	Carryforwards	Appreciation	Conversion
(000s)	(000s)	(000s)	(000s)	Ratio
$371,179	$148,148	$—	$7,555	0.8872

The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $519,326,720.

On July 12, 2024, Solution Aggressive Portfolio (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Strategic Allocation Growth Portfolio (“Acquired Portfolio”) an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2024, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2024, are as follows (Unaudited):

43

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

NOTE 12 — REORGANIZATIONS (continued)

Net investment income	$2,712,635
Net realized and unrealized gain on investments	47,881,913
Net increase in net assets resulting from operations	$50,594,548

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 12, 2024. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net
Assets of		Acquired Portfolio’s
Acquired	Total Net Assets of	Capital Loss	Acquired Portfolio’s	Portfolio’s
Portfolio	Acquiring Portfolio	Carryforwards	Unrealized	Conversion
(000s)	(000s)	(000s)	Appreciation (000s)	Ratio
$149,185	$38,924	$(2,007)	$23,705	0.9581

The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $188,109,104.

On July 12, 2024, Solution Balanced Portfolio (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Strategic Allocation Moderate Portfolio (“Acquired Portfolio”) an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2024, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2024, are as follows (Unaudited):

Net investment income	$4,459,585
Net realized and unrealized gain on investments	32,957,846
Net increase in net assets resulting from operations	$37,417,431

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 12, 2024. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net
Assets of		Acquired Portfolio’s
Acquired	Total Net Assets of	Capital Loss	Acquired Portfolio’s	Portfolio’s
Portfolio	Acquiring Portfolio	Carryforwards	Unrealized	Conversion
(000s)	(000s)	(000s)	Appreciation (000s)	Ratio
$133,874	$56,646	$(1,590)	$15,410	1.3812

The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $190,519,808.

On July 12, 2024, Solution Conservative Portfolio (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Strategic Allocation Conservative Portfolio (“Acquired Portfolio 1”) and Voya Solution Moderately Conservative Portfolio (“Acquired Portfolio 2”), open-end investment companies that are not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

44

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

NOTE 12 — REORGANIZATIONS (continued)

Assuming the acquisition had been completed on January 1, 2024, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2024, are as follows (Unaudited):

Net investment income	$3,415,439
Net realized and unrealized gain on investments	4,871,222
Net increase in net assets resulting from operations	$8,286,661

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolios that have been included in the Acquiring Portfolio’s statement of operations since July 12, 2024. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

	Total Net			Acquired Portfolio’s
	Assets of		Acquired Portfolio’s	Unrealized
	Acquired	Total Net Assets of	Capital Loss	Appreciation/	Portfolios’
Acquired	Portfolios	Acquiring Portfolios	Carryforwards	(Depreciation)	Conversion
Portfolios	(000s)	(000s)	(000s)	(000s)	Ratio
Acquired Portfolio 1	$58,839	$9,662	$—	$1,029	1.1132
Acquired Portfolio 2	$31,999	$9,662	$(895)	$(168)	0.9032

The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $100,500,474.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 15 — SUBSEQUENT EVENTS

Expense Limit Change: On November 13, 2025, the Board approved a reduction to the Expense Limit Agreement for Solution Moderately Aggressive. Effective January 1, 2026, the expense limits are reduced to the following: Class A – 1.30%, Class I – 0.80%, Class R6 – 0.80%, Class S – 1.05% and Class S2 – 1.20%.

45

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS (continued)

Reorganization: On November 13, 2025, the Board approved a proposal to reorganize Solution Moderately Aggressive (the “Merging Portfolio”) with and into Voya Solution Aggressive Portfolio (the “Reorganization”). The Reorganization does not require shareholder approval. The proposed Reorganization is scheduled to take place on or about July 10, 2026.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

46

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 1.0%
10,912	Invesco S&P 500 Equal Weight ETF	$2,090,303	1.0

	Total Exchange-Traded Funds
	(Cost $2,104,816)	2,090,303	1.0

MUTUAL FUNDS: 99.0%
	Affiliated Investment Companies: 99.0%
812,738	Voya Intermediate Bond Fund - Class R6	7,200,857	3.4
609,954	Voya International Index Portfolio - Class I	8,655,247	4.1
2,099,407	Voya Large Cap Value Portfolio - Class R6	12,491,470	5.9
136,157	Voya Large-Cap Growth Fund - Class R6	8,430,850	4.0
593,582	Voya MI Dynamic Small Cap Fund - Class R6	8,529,777	4.0
656,399	Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,428,163	4.0
1,943,722	Voya Multi-Manager International Equity Fund - Class I	22,449,984	10.6
1,166,233	Voya Multi-Manager Mid Cap Value Fund - Class I	10,519,421	5.0
123,923	Voya Russell TM Large Cap Growth Index Portfolio - Class I	10,719,370	5.0
124,019	Voya Small Cap Growth Fund - Class R6	5,771,839	2.7
3,548,459	Voya U.S. Stock Index Portfolio - Class I	74,730,537	35.3
301,627	VY® Invesco Comstock Portfolio - Class I	6,367,337	3.0
573,317	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	15,353,440	7.2
919,027	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	10,136,865	4.8
	Total Mutual Funds
	(Cost $188,863,223)	209,785,157	99.0
	Total Long-Term Investments
	(Cost $190,968,039)	211,875,460	100.0
	Total Investments in Securities
	(Cost $190,968,039)	$211,875,460	100.0
	Assets in Excess of Other Liabilities	18,112	0.0
	Net Assets	$211,893,572	100.0

See Accompanying Notes to Financial Statements

47

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,090,303	$—	$—	$2,090,303
Mutual Funds	209,785,157	—	—	209,785,157
Total Investments, at fair value	$211,875,460	$—	$—	$211,875,460

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$11,565,395	$2,378,264	$(6,970,189)	$227,387	$7,200,857	$330,810	$37,584	$—
Voya International Index Portfolio - Class I	7,596,829	992,554	(1,731,873)	1,797,737	8,655,247	182,520	146,392	—
Voya Large Cap Value Portfolio - Class R6	9,083,915	5,105,784	(879,203)	(819,026)	12,491,470	163,023	214,446	1,773,179
Voya Large-Cap Growth Fund - Class R6	—	9,189,042	(1,022,333)	264,141	8,430,850	—	55,375	947,331
Voya MI Dynamic Small Cap Fund - Class R6	7,667,506	1,948,544	(813,125)	(273,148)	8,529,777	56,695	64,125	867,806
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,708,140	3,653,942	(868,417)	1,934,498	8,428,163	476,012	194,874	—
Voya Multi-Manager International Equity Fund - Class I	14,177,085	9,637,794	(3,047,466)	1,682,571	22,449,984	522,486	420,144	1,972,669
Voya Multi-Manager Mid Cap Value Fund - Class I	11,724,142	3,052,639	(3,516,158)	(741,202)	10,519,421	63,842	212,626	823,116
Voya Russell TM Large Cap Growth Index Portfolio - Class I	11,875,313	3,846,365	(5,376,883)	374,575	10,719,370	20,879	540,251	1,167,559
Voya Small Cap Growth Fund - Class R6	4,394,052	1,420,138	(446,570)	404,219	5,771,839	—	92,438	303,864
Voya U.S. Stock Index Portfolio - Class I	65,957,636	15,502,645	(6,726,193)	(3,551)	74,730,537	1,070,210	3,195,449	7,470,717
VY® Invesco Comstock Portfolio - Class I	7,297,711	1,309,849	(2,502,796)	262,573	6,367,337	97,082	(2,567)	690,698
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	14,263,125	3,648,786	(1,786,381)	(772,090)	15,353,440	339,682	121,223	2,002,300
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	11,770,866	2,983,701	(4,184,657)	(433,045)	10,136,865	—	18,567	1,262,223
VY® T. Rowe Price Growth Equity Portfolio - Class I	5,830,810	70,629	(4,343,441)	(1,557,998)	—	—	1,519,946	—
	$186,912,525	$64,740,676	$(44,215,685)	$2,347,641	$209,785,157	$3,323,241	$6,830,873	$19,281,462

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

48

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(101,679)
Interest rate contracts	(6,249)
Total	$(107,928)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $195,840,882.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$22,155,361
Gross Unrealized Depreciation	(6,120,783)
Net Unrealized Appreciation	$16,034,578

See Accompanying Notes to Financial Statements

49

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 1.0%
10,606	Invesco S&P 500 Equal Weight ETF	$2,031,686	1.0

	Total Exchange-Traded Funds
	(Cost $2,045,791)	2,031,686	1.0

MUTUAL FUNDS: 99.0%
	Affiliated Investment Companies: 99.0%
4,006,225	Voya Intermediate Bond Fund - Class R6	35,495,154	17.3
149,651	Voya International Index Portfolio - Class I	2,123,555	1.0
1,719,613	Voya Large Cap Value Portfolio - Class R6	10,231,698	5.0
100,309	Voya Large-Cap Growth Fund - Class R6	6,211,150	3.0
182,363	Voya MI Dynamic Small Cap Fund - Class R6	2,620,563	1.3
907,192 (1)	Voya MidCap Opportunities Portfolio - Class R6	5,043,986	2.5
368,200	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,727,687	2.3
1,000,484	Voya Multi-Manager International Equity Fund - Class I	11,555,591	5.6
594,012	Voya Multi-Manager Mid Cap Value Fund - Class I	5,357,992	2.6
97,329	Voya Russell TM Large Cap Growth Index Portfolio - Class I	8,419,002	4.1
1,914,557	Voya Short Duration Bond Fund - Class R6	18,035,124	8.8
36,548	Voya Small Cap Growth Fund - Class R6	1,700,962	0.8
2,641,123	Voya U.S. Stock Index Portfolio - Class I	55,622,048	27.0
1,288,920	VY® BrandywineGLOBAL -Bond Portfolio - Class I	12,141,629	5.9
197,641	VY® Invesco Comstock Portfolio - Class I	4,172,201	2.0

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
751,060	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	$20,113,389	9.8

	Total Mutual Funds
	(Cost $190,418,631)	203,571,731	99.0
	Total Long-Term Investments
	(Cost $192,464,422)	205,603,417	100.0
	Total Investments in Securities
	(Cost $192,464,422)	$205,603,417	100.0
	Assets in Excess of Other Liabilities	1,430	0.0
	Net Assets	$205,604,847	100.0

(1)      Non-income producing security.

See Accompanying Notes to Financial Statements

50

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,031,686	$—	$—	$2,031,686
Mutual Funds	203,571,731	—	—	203,571,731
Total Investments, at fair value	$205,603,417	$—	$—	$205,603,417

^        See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$35,684,715	$8,184,162	$(10,369,658)	$1,995,935	$35,495,154	$1,554,747	$(1,036,820)	$—
Voya International Index Portfolio - Class I	—	2,031,672	(15,501)	107,384	2,123,555	—	448	—
Voya Large Cap Value Portfolio - Class R6	9,093,305	2,921,904	(1,105,167)	(678,344)	10,231,698	133,536	267,696	1,446,935
Voya Large-Cap Growth Fund - Class R6	—	7,206,650	(1,176,169)	180,669	6,211,150	—	45,225	698,442
Voya MI Dynamic Small Cap Fund - Class R6	3,608,676	680,479	(1,495,915)	(172,677)	2,620,563	17,431	120,275	266,802
Voya MidCap Opportunities Portfolio - Class R6	5,451,964	3,658,133	(2,530,028)	(1,536,083)	5,043,986	—	1,067,707	577,927
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,718,244	621,965	(713,605)	1,101,083	4,727,687	267,191	164,846	—
Voya Multi-Manager International Equity Fund - Class I	10,402,305	2,602,066	(2,257,568)	808,788	11,555,591	269,136	497,075	1,016,134
Voya Multi-Manager Mid Cap Value Fund - Class I	5,417,268	3,501,027	(3,113,506)	(446,797)	5,357,992	32,542	107,794	419,569
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7,917,441	3,922,796	(3,682,232)	260,997	8,419,002	17,432	491,685	974,808
Voya Short Duration Bond Fund - Class R6	17,502,188	3,732,301	(3,328,832)	129,467	18,035,124	817,381	36,853	—
Voya Small Cap Growth Fund - Class R6	1,759,478	323,218	(430,386)	48,652	1,700,962	—	75,165	89,610
Voya U.S. Stock Index Portfolio - Class I	48,427,008	15,917,566	(7,297,402)	(1,425,124)	55,622,048	796,808	3,764,536	5,587,235
VY® BrandywineGLOBAL - Bond Portfolio - Class I	12,465,188	2,525,704	(3,650,950)	801,687	12,141,629	436,016	(526,758)	—
VY® Invesco Comstock Portfolio - Class I	3,652,576	1,019,365	(591,911)	92,171	4,172,201	63,457	20,456	446,459
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	19,030,099	4,972,150	(3,104,782)	(784,078)	20,113,389	444,708	(70,250)	2,614,297

See Accompanying Notes to Financial Statements

51

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
VY® T. Rowe Price Growth Equity
Portfolio - Class I	$5,831,438	$40,481	$(4,355,093)	$(1,516,826)	$—	$—	$1,478,992	$—
	$189,961,893	$63,861,639	$(49,218,705)	$(1,033,096)	$203,571,731	$4,850,385	$6,504,925	$14,138,218

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(101,169)
Interest rate contracts	(4,668)
Total	$(105,837)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $200,782,348.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$14,242,722
Gross Unrealized Depreciation	(9,421,653)
Net Unrealized Appreciation	$4,821,069

See Accompanying Notes to Financial Statements

52

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 9.1%
4,834	Invesco S&P 500 Equal Weight ETF	$926,001	1.0
168,524	Schwab U.S. TIPS ETF	4,464,201	4.8
16,371	Vanguard Long-Term Treasury ETF	913,502	1.0
45,373	Vanguard Total International Bond ETF	2,192,423	2.3

	Total Exchange-Traded Funds
	(Cost $8,532,555)	8,496,127	9.1

MUTUAL FUNDS: 90.8%
	Affiliated Investment Companies: 90.8%
794,073	Voya High Yield Bond Fund - Class R6	5,598,216	6.0
2,849,428	Voya Intermediate Bond Fund - Class R6	25,245,935	27.1
68,416	Voya International Index Portfolio - Class I	970,818	1.1
474,509	Voya Large Cap Value Portfolio - Class R6	2,823,330	3.0
46,179	Voya Large-Cap Growth Fund - Class R6	2,859,406	3.1
347,409 (1)	Voya MidCap Opportunities Portfolio - Class R6	1,931,596	2.1
209,464	Voya Multi-Manager International Equity Fund - Class I	2,419,314	2.6
225,627	Voya Multi-Manager Mid Cap Value Fund - Class I	2,035,158	2.2
2,071,652	Voya Short Duration Bond Fund - Class R6	19,514,958	21.0
162,475	Voya U.S. Stock Index Portfolio - Class I	3,421,730	3.7
890,785	VY® BrandywineGLOBAL -Bond Portfolio - Class I	8,391,193	9.0
345,514	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9,252,875	9.9
	Total Mutual Funds
	(Cost $83,647,245)	84,464,529	90.8
	Total Long-Term Investments
	(Cost $92,179,800)	92,960,656	99.9
	Total Investments in Securities
	(Cost $92,179,800)	$92,960,656	99.9
	Assets in Excess of Other Liabilities	103,056	0.1
	Net Assets	$93,063,712	100.0

(1)     Non-income producing security.

See Accompanying Notes to Financial Statements

53

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,496,127	$—	$—	$8,496,127
Mutual Funds	84,464,529	—	—	84,464,529
Total Investments, at fair value	$92,960,656	$—	$—	$92,960,656

^         See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$5,988,695	$809,437	$(1,343,633)	$143,717	$5,598,216	$374,910	$(36,148)	$—
Voya Intermediate Bond Fund -Class R6	27,373,253	4,345,687	(7,914,504)	1,441,499	25,245,935	1,216,913	(716,737)	—
Voya International Index Portfolio - Class I	—	950,837	(29,177)	49,158	970,818	—	820	—
Voya Large Cap Value Portfolio -Class R6	2,820,085	912,909	(628,306)	(281,358)	2,823,330	36,927	144,336	454,084
Voya Large-Cap Growth Fund -Class R6	—	3,715,587	(965,818)	109,637	2,859,406	—	40,800	326,766
Voya MidCap Opportunities Portfolio - Class R6	1,409,331	2,074,017	(1,163,250)	(388,502)	1,931,596	—	244,069	191,972
Voya Multi-Manager International Equity Fund - Class I	1,950,756	873,161	(545,556)	140,953	2,419,314	57,250	153,865	216,148
Voya Multi-Manager Mid Cap Value
Fund - Class I	1,399,979	2,037,284	(1,207,622)	(194,483)	2,035,158	12,567	48,528	162,029
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3,071,463	25,179	(2,677,404)	(419,238)	—	—	375,786	—
Voya Short Duration Bond Fund -Class R6	22,119,399	2,999,631	(5,744,284)	140,212	19,514,958	974,671	62,346	—
Voya U.S. Stock Index Portfolio -Class I	5,401,899	3,123,513	(4,548,322)	(555,360)	3,421,730	50,610	846,545	689,194
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9,895,681	1,319,288	(3,275,542)	451,766	8,391,193	341,879	(251,694)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9,839,069	2,381,696	(2,461,324)	(506,566)	9,252,875	210,533	68,227	1,367,089
	$91,269,610	$25,568,226	$(32,504,742)	$131,435	$84,464,529	$3,276,260	$980,743	$3,407,282

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

54

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(55,881)
Interest rate contracts	(2,295)

Total	$(58,176)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $97,711,671.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,373,585
Gross Unrealized Depreciation	(6,124,600)
Net Unrealized Depreciation	$(4,751,015)

See Accompanying Notes to Financial Statements

55

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 19.0%
26,188	Invesco S&P 500 Equal Weight ETF	$5,016,573	1.0
1,490,553	Schwab U.S. TIPS ETF	39,484,749	7.8
435,834	Vanguard FTSE Developed Markets ETF	27,226,550	5.4
51,128	Vanguard FTSE Emerging Markets ETF	2,748,641	0.5
265,686	Vanguard Long-Term Treasury ETF	14,825,279	2.9
146,386	Vanguard Total International Bond ETF	7,073,372	1.4

	Total Exchange-Traded Funds
	(Cost $92,226,221)	96,375,164	19.0
MUTUAL FUNDS: 80.9%
	Affiliated Investment Companies: 80.9%
2,842,988	Voya High Yield Bond Fund - Class R6	20,043,064	4.0
1,085,012	Voya Inflation Protected Bond Plus Portfolio - Class I	10,058,065	2.0
14,795,369	Voya Intermediate Bond Fund - Class R6	131,086,968	25.9
3,398,927	Voya Large Cap Value Portfolio - Class R6	20,223,615	4.0
897,259	Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,520,802	2.3
2,803,804	Voya Multi-Manager International Equity Fund - Class I	32,383,942	6.4
238,007	Voya Russell TM Large Cap Growth Index Portfolio - Class I	20,587,602	4.1
4,205,855	Voya Short Duration Bond Fund - Class R6	39,619,151	7.8
1,363,020	Voya U.S. Stock Index Portfolio - Class I	28,705,199	5.7
4,783,003	VY® BrandywineGLOBAL -Bond Portfolio - Class I	45,055,887	8.9
1,857,022	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	49,731,037	9.8
	Total Mutual Funds
	(Cost $399,781,139)	409,015,332	80.9
	Total Long-Term Investments
	(Cost $492,007,360)	505,390,496	99.9
	Total Investments in Securities
	(Cost $492,007,360)	$505,390,496	99.9
	Assets in Excess of Other Liabilities	299,356	0.1
	Net Assets	$505,689,852	100.0

See Accompanying Notes to Financial Statements

56

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$96,375,164	$—	$—	$96,375,164
Mutual Funds	409,015,332	—	—	409,015,332
Total Investments, at fair value	$505,390,496	$—	$—	$505,390,496
Other Financial Instruments+
Futures	2,106	—	—	2,106
Total Assets	$505,392,602	$—	$—	$505,392,602
Liabilities Table
Other Financial Instruments+
Futures	$(10,506)	$—	$—	$(10,506)
Total Liabilities	$(10,506)	$—	$—	$(10,506)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya High Yield Bond Fund - Class R6	$5,993,106	$15,465,090	$(1,548,496)	$133,364	$20,043,064	$737,124	$96,663	$—
Voya Inflation Protected Bond Plus
Portfolio - Class I	—	10,104,339	(13,842)	(32,432)	10,058,065	35,240	10	—
Voya Intermediate Bond Fund -
Class R6	39,321,582	108,306,532	(19,367,555)	2,826,409	131,086,968	3,749,797	(940,908)	—
Voya Large Cap Value Portfolio -
Class R6	5,642,510	17,228,141	(3,195,170)	548,134	20,223,615	258,815	(29,101)	907,107
Voya Multi-Manager Emerging
Markets Equity Fund - Class I	2,849,063	6,998,487	(13,711)	1,686,963	11,520,802	653,483	297,620	—
Voya Multi-Manager International
Equity Fund - Class I	6,497,223	28,235,196	(1,287,113)	(1,061,364)	32,383,942	758,430	740,936	2,863,486
Voya Multi-Manager Mid Cap Value
Fund - Class I	2,100,716	6,699,872	(9,122,021)	321,433	—	—	(327,230)	—
Voya Russell TM Large Cap Growth
Index Portfolio - Class I	3,075,129	21,798,172	(2,451,077)	(1,834,622)	20,587,602	8,410	2,382,623	470,299
Voya Short Duration Bond Fund -
Class R6	13,583,386	31,295,629	(5,519,370)	259,506	39,619,151	1,127,557	(79,522)	—
Voya U.S. Stock Index Portfolio -
Class I	8,107,116	31,881,083	(11,542,375)	259,375	28,705,199	402,803	1,776,616	1,192,159
VY® BrandywineGLOBAL - Bond
Portfolio - Class I	14,747,528	35,920,112	(7,732,736)	2,120,983	45,055,887	512,157	(961,499)	—
VY® T. Rowe Price Capital
Appreciation Portfolio - Class R6	14,769,032	42,185,050	(7,565,514)	342,469	49,731,037	931,887	(466,593)	2,048,412
VY® T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6	2,108,893	2,892,673	(4,925,408)	(76,158)	—	—	110,256	—

See Accompanying Notes to Financial Statements

57

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
VY® T. Rowe Price Growth Equity
Portfolio - Class I	$3,019,435	$7,198,606	$(8,213,647)	$(2,004,394)	$—	$—	$2,537,856	$555,520
	$121,814,719	$366,208,982	$(82,498,035)	$3,489,666	$409,015,332	$9,175,703	$5,137,727	$8,036,983

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2025, the following futures contracts were outstanding for Voya Solution Income Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	3	03/20/26	$354,000	$(10,506)
			$354,000	$(10,506)
Short Contracts:
U.S. Treasury 10-Year Note	(2)	03/20/26	(224,875)	2,106
			$(224,875)	$2,106

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$2,106
Total Asset Derivatives		$2,106
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$10,506
Total Liability Derivatives		$10,506

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(78,398)
Interest rate contracts	35,756
Total	$(42,642)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(66,818)

Total	$(66,818)

See Accompanying Notes to Financial Statements

58

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $520,544,500.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$16,124,768
Gross Unrealized Depreciation	(31,287,172)

Net Unrealized Depreciation	$(15,162,404)

See Accompanying Notes to Financial Statements

59

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 1.0%
4,569	Invesco S&P 500 Equal Weight ETF	$875,238	1.0

	Total Exchange-Traded Funds
	(Cost $881,315)	875,238	1.0

MUTUAL FUNDS: 99.0%
	Affiliated Investment Companies: 99.0%
854,948	Voya Intermediate Bond Fund - Class R6	7,574,837	8.6
256,340	Voya International Index Portfolio - Class I	3,637,467	4.1
733,474	Voya Large Cap Value Portfolio - Class R6	4,364,171	4.9
57,208	Voya Large-Cap Growth Fund - Class R6	3,542,302	4.0
168,029	Voya MI Dynamic Small Cap Fund - Class R6	2,414,571	2.7
197,972	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,541,957	2.9
587,878	Voya Multi-Manager International Equity Fund - Class I	6,789,985	7.7
542,589	Voya Multi-Manager Mid Cap Value Fund - Class I	4,894,149	5.5
41,405	Voya Russell TM Large Cap Growth Index Portfolio - Class I	3,581,517	4.0
369,462	Voya Short Duration Bond Fund - Class R6	3,480,331	3.9
35,599	Voya Small Cap Growth Fund - Class R6	1,656,760	1.9
1,167,138	Voya U.S. Stock Index Portfolio - Class I	24,579,919	27.7
286,432	VY® BrandywineGLOBAL -Bond Portfolio - Class I	2,698,189	3.0
125,406	VY® Invesco Comstock Portfolio - Class I	2,647,328	3.0
320,747	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	8,589,601	9.7

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
430,367	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$4,746,949	5.4
	Total Mutual Funds
	(Cost $83,752,725)	87,740,033	99.0
	Total Long-Term Investments
	(Cost $84,634,040)	88,615,271	100.0
	Total Investments in Securities
	(Cost $84,634,040)	$88,615,271	100.0
	Assets in Excess of Other Liabilities	901	0.0
	Net Assets	$88,616,172	100.0

See Accompanying Notes to Financial Statements

60

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$875,238	$—	$—	$875,238
Mutual Funds	87,740,033	—	—	87,740,033
Total Investments, at fair value	$88,615,271	$—	$—	$88,615,271

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$42,671,033	$7,679,416	$(44,536,824)	$1,761,212	$7,574,837	$1,297,605	$(526,556)	$—
Voya International Index Portfolio - Class I	18,683,172	1,812,788	(17,864,106)	1,005,613	3,637,467	437,430	2,404,161	—
Voya Large Cap Value Portfolio - Class R6	22,337,343	4,975,787	(19,735,074)	(3,213,885)	4,364,171	64,155	1,627,090	3,461,023
Voya Large-Cap Growth Fund - Class R6	—	19,941,326	(16,554,395)	155,371	3,542,302	—	1,555,913	400,258
Voya MI Dynamic Small Cap Fund - Class R6	12,205,353	2,047,752	(11,103,959)	(734,575)	2,414,571	16,136	1,346,762	246,979
Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,105,114	2,682,555	(9,685,885)	440,173	2,541,957	144,294	2,014,908	—
Voya Multi-Manager International Equity Fund - Class I	25,568,928	11,267,596	(30,514,919)	468,380	6,789,985	158,885	4,597,121	599,878
Voya Multi-Manager Mid Cap Value Fund - Class I	22,176,770	10,143,987	(28,352,984)	926,376	4,894,149	29,869	(485,866)	385,095
Voya Russell TM Large Cap Growth Index Portfolio - Class I	24,342,454	7,685,177	(21,502,824)	(6,943,290)	3,581,517	41,703	7,692,979	2,332,065
Voya Short Duration Bond Fund - Class R6	19,118,422	2,637,229	(18,210,899)	(64,421)	3,480,331	650,034	275,185	—
Voya Small Cap Growth Fund - Class R6	8,643,430	703,330	(6,483,321)	(1,206,679)	1,656,760	—	1,706,859	87,668
Voya U.S. Stock Index Portfolio - Class I	141,212,478	23,261,696	(119,153,563)	(20,740,692)	24,579,919	406,991	21,861,383	13,854,464
VY® BrandywineGLOBAL - Bond Portfolio - Class I	18,854,035	2,182,521	(20,224,719)	1,886,352	2,698,189	521,278	(1,608,179)	—
VY® Invesco Comstock Portfolio - Class I	13,458,847	2,298,328	(13,227,856)	118,009	2,647,328	75,039	(268,334)	1,594,177
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	46,772,794	8,253,974	(46,148,063)	(289,104)	8,589,601	384,221	(2,136,936)	6,252,567
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	22,264,872	12,086,404	(27,111,999)	(2,492,328)	4,746,949	—	2,214,041	3,204,740

See Accompanying Notes to Financial Statements

61

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
VY® T. Rowe Price Growth Equity
Portfolio - Class I	$14,342,003	$16,371	$(10,185,709)	$(4,172,665)	$—	$—	$4,082,466	$—
	$461,757,048	$119,676,237	$(460,597,099)	$(33,096,153)	$87,740,033	$4,227,640	$46,352,997	$32,418,914

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$333,471
Interest rate contracts	(12,938)
Total	$320,533

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $87,853,828.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,431,300
Gross Unrealized Depreciation	(3,669,857)
Net Unrealized Appreciation	$761,443

See Accompanying Notes to Financial Statements

62

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 14.6%
3,808	Invesco S&P 500 Equal Weight ETF	$729,460	1.0
79,274	Schwab U.S. TIPS ETF	2,099,968	2.8
76,413	Vanguard FTSE Developed Markets ETF	4,773,520	6.4
20,106	Vanguard FTSE Emerging Markets ETF	1,080,899	1.5
38,420	Vanguard Long-Term Treasury ETF	2,143,836	2.9

	Total Exchange-Traded Funds
	(Cost $9,880,264)	10,827,683	14.6

MUTUAL FUNDS: 85.4%
	Affiliated Investment Companies: 85.4%
207,120	Voya High Yield Bond Fund - Class R6	1,460,194	2.0
1,672,384	Voya Intermediate Bond Fund - Class R6	14,817,323	19.9
371,609	Voya Large Cap Value Portfolio - Class R6	2,211,071	3.0
65,635	Voya MI Dynamic Small Cap Fund - Class R6	943,169	1.3
135,405	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,738,603	2.3
702,662	Voya Multi-Manager International Equity Fund - Class I	8,115,750	10.9
135,855	Voya Multi-Manager Mid Cap Value Fund - Class I	1,225,413	1.7
43,367	Voya Russell TM Large Cap Growth Index Portfolio - Class I	3,751,260	5.0
153,298	Voya Short Duration Bond Fund - Class R6	1,444,064	1.9
13,119	Voya Small Cap Growth Fund - Class R6	610,562	0.8
628,425	Voya U.S. Stock Index Portfolio - Class I	13,234,624	17.8
464,293	VY® BrandywineGLOBAL -Bond Portfolio - Class I	4,373,643	5.9
71,161	VY® Invesco Comstock Portfolio - Class I	1,502,217	2.0
270,628	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7,247,406	9.8

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
77,017	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$849,501	1.1
	Total Mutual Funds
	(Cost $61,171,433)	63,524,800	85.4
	Total Long-Term Investments
	(Cost $71,051,697)	74,352,483	100.0
	Total Investments in Securities
	(Cost $71,051,697)	$74,352,483	100.0
	Assets in Excess of Other Liabilities	7,283	0.0
	Net Assets	$74,359,766	100.0

See Accompanying Notes to Financial Statements

63

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Signiﬁcant Other Observable Inputs (Level 2)	Signiﬁcant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,827,683	$—	$—	$10,827,683
Mutual Funds	63,524,800	—	—	63,524,800
Total Investments, at fair value	$74,352,483	$—	$—	$74,352,483

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$1,170,126	$510,280	$(232,951)	$12,739	$1,460,194	$83,044	$11,908	$—
Voya Intermediate Bond Fund - Class R6	11,686,415	6,081,409	(3,292,203)	341,702	14,817,323	601,157	6,997	—
Voya Large Cap Value Portfolio - Class R6	1,653,567	997,365	(349,218)	(90,643)	2,211,071	28,666	3,443	299,330
Voya MI Dynamic Small Cap Fund - Class R6	959,125	422,188	(372,247)	(65,897)	943,169	6,172	47,181	94,472
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,123,972	746,442	(476,563)	344,752	1,738,603	95,713	89,762	—
Voya Multi-Manager International Equity Fund - Class I	6,009,783	3,733,730	(2,069,832)	442,069	8,115,750	184,045	346,013	694,869
Voya Multi-Manager Mid Cap Value Fund - Class I	1,368,245	1,161,377	(1,281,624)	(22,585)	1,225,413	7,313	(51,387)	94,287
Voya Russell TM Large Cap Growth
Index Portfolio - Class I	1,799,887	3,117,196	(957,177)	(208,646)	3,751,260	4,691	403,070	262,317
Voya Short Duration Bond Fund -
Class R6	1,466,455	523,965	(555,381)	9,025	1,444,064	63,444	4,402	—
Voya Small Cap Growth Fund -
Class R6	401,982	263,835	(89,659)	34,404	610,562	—	18,894	31,680
Voya U.S. Stock Index Portfolio -
Class I	10,363,009	6,345,398	(3,388,013)	(85,770)	13,234,624	188,713	676,308	1,365,670
VY® BrandywineGLOBAL - Bond
Portfolio - Class I	3,485,274	1,626,595	(834,564)	96,338	4,373,643	150,315	(10,381)	—
VY® Invesco Comstock Portfolio -
Class I	1,106,927	617,725	(255,281)	32,846	1,502,217	22,598	2,595	155,186
VY® T. Rowe Price Capital
Appreciation Portfolio - Class R6	5,767,491	2,963,477	(1,274,346)	(209,216)	7,247,406	157,988	(93,079)	901,336
VY® T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6	1,373,120	1,079,059	(1,491,619)	(111,059)	849,501	—	90,138	106,342
VY® T. Rowe Price Growth Equity
Portfolio - Class I	1,178,490	620,509	(1,536,738)	(262,261)	—	—	248,263	256,155
	$50,913,868	$30,810,550	$(18,457,416)	$257,798	$63,524,800	$1,593,859	$1,794,127	$4,261,644

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

64

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(33,430)
Interest rate contracts	(2,677)
Total	$(36,107)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $74,295,222.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,464,528
Gross Unrealized Depreciation	(3,407,267)
Net Unrealized Appreciation	$57,261

See Accompanying Notes to Financial Statements

65

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 12.8%
31,957	Invesco S&P 500 Equal Weight ETF	$6,121,683	1.0
728,646	Vanguard FTSE Developed Markets ETF	45,518,516	7.3
179,333	Vanguard FTSE Emerging Markets ETF	9,640,942	1.6
318,234	Vanguard Long-Term Treasury ETF	17,757,457	2.9

	Total Exchange-Traded Funds
	(Cost $67,233,615)	79,038,598	12.8

MUTUAL FUNDS: 87.2%
	Affiliated Investment Companies: 87.2%
1,713,538	Voya High Yield Bond Fund - Class R6	12,080,446	1.9
11,028,960	Voya Intermediate Bond Fund - Class R6	97,716,584	15.8
3,073,501	Voya Large Cap Value Portfolio - Class R6	18,287,333	3.0
543,683	Voya MI Dynamic Small Cap Fund - Class R6	7,812,718	1.3
1,620,186	Voya Multi-Manager Emerging Markets Equity Fund - Class I	20,803,193	3.4
6,941,490	Voya Multi-Manager International Equity Fund - Class I	80,174,209	12.9
1,120,777	Voya Multi-Manager Mid Cap Value Fund - Class I	10,109,411	1.6
359,526	Voya Russell TM Large Cap Growth Index Portfolio - Class I	31,099,003	5.0
109,132	Voya Small Cap Growth Fund - Class R6	5,079,021	0.8
7,277,665	Voya U.S. Stock Index Portfolio - Class I	153,267,630	24.7
2,562,144	VY® BrandywineGLOBAL -Bond Portfolio - Class I	24,135,399	3.9
588,844	VY® Invesco Comstock Portfolio - Class I	12,430,501	2.0
2,261,640	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	60,566,728	9.8

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
634,340	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$6,996,774	1.1
	Total Mutual Funds
	(Cost $501,698,895)	540,558,950	87.2
	Total Long-Term Investments
	(Cost $568,932,510)	619,597,548	100.0
	Total Investments in Securities
	(Cost $568,932,510)	$619,597,548	100.0
	Assets in Excess of Other Liabilities	41,982	0.0
	Net Assets	$619,639,530	100.0

See Accompanying Notes to Financial Statements

66

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$79,038,598	$—	$—	$79,038,598
Mutual Funds	540,558,950	—	—	540,558,950
Total Investments, at fair value	$619,597,548	$—	$—	$619,597,548

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$11,522,989	$1,950,292	$(1,533,304)	$140,469	$12,080,446	$747,774	$75,869	$—
Voya Intermediate Bond Fund -
Class R6	91,991,315	22,297,950	(19,650,221)	3,077,540	97,716,584	4,309,838	(559,623)	—
Voya Large Cap Value Portfolio -
Class R6	16,276,038	4,707,112	(1,544,309)	(1,151,508)	18,287,333	238,699	351,301	2,695,229
Voya MI Dynamic Small Cap Fund
- Class R6	9,440,644	1,762,015	(2,990,507)	(399,434)	7,812,718	52,035	249,288	796,474
Voya Multi-Manager Emerging
Markets Equity Fund - Class I	16,513,386	2,502,216	(3,157,024)	4,944,615	20,803,193	1,177,758	840,527	—
Voya Multi-Manager International
Equity Fund - Class I	67,174,600	20,122,879	(13,954,600)	6,831,330	80,174,209	1,870,800	1,864,566	7,063,282
Voya Multi-Manager Mid Cap Value
Fund - Class I	13,466,067	7,380,326	(10,656,025)	(80,957)	10,109,411	61,489	(556,635)	792,781
Voya Russell TM Large Cap Growth
Index Portfolio - Class I	17,733,344	22,359,840	(6,459,563)	(2,534,618)	31,099,003	42,708	4,171,707	2,388,272
Voya Short Duration Bond Fund -
Class R6	2,828,936	19,678	(2,845,584)	(3,030)	—	19,569	12,082	—
Voya Small Cap Growth Fund -
Class R6	5,248,950	776,220	(1,133,508)	187,359	5,079,021	—	208,319	267,901
Voya U.S. Stock Index Portfolio -
Class I	140,321,760	40,077,935	(27,251,994)	119,929	153,267,630	2,199,718	6,722,427	16,715,590
VY® BrandywineGLOBAL - Bond
Portfolio - Class I	22,851,995	4,229,913	(3,989,627)	1,043,118	24,135,399	902,356	(528,387)	—
VY® Invesco Comstock Portfolio -
Class I	10,895,551	2,680,673	(1,387,406)	241,683	12,430,501	190,220	83,087	1,379,890
VY® T. Rowe Price Capital
Appreciation Portfolio - Class R6	56,795,154	13,462,422	(7,322,019)	(2,368,829)	60,566,728	1,336,544	(292,681)	8,115,798
VY® T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6	13,517,832	7,172,869	(12,211,175)	(1,482,752)	6,996,774	—	1,307,557	945,600
VY® T. Rowe Price Growth Equity
Portfolio - Class I	11,609,362	3,426,311	(11,836,622)	(3,199,051)	—	—	3,041,332	2,277,723
	$508,187,923	$154,928,651	$(127,923,488)	$5,365,864	$540,558,950	$13,149,508	$16,990,736	$43,438,540

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

67

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(301,613)
Interest rate contracts	(16,766)
Total	$(318,379)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $593,038,889.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$53,570,692
Gross Unrealized Depreciation	(27,012,033)
Net Unrealized Appreciation	$26,558,659

See Accompanying Notes to Financial Statements

68

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 14.8%
3,087	Invesco S&P 500 Equal Weight ETF	$591,346	1.0
91,022	Vanguard FTSE Developed Markets ETF	5,686,144	9.4
17,365	Vanguard FTSE Emerging Markets ETF	933,543	1.6
30,719	Vanguard Long-Term Treasury ETF	1,714,120	2.8

	Total Exchange-Traded Funds
	(Cost $7,480,575)	8,925,153	14.8

MUTUAL FUNDS: 85.2%
	Affiliated Investment Companies: 85.2%
166,182	Voya High Yield Bond Fund - Class R6	1,171,586	1.9
470,379	Voya Intermediate Bond Fund - Class R6	4,167,557	6.9
397,501	Voya Large Cap Value Portfolio - Class R6	2,365,134	3.9
52,724	Voya MI Dynamic Small Cap Fund - Class R6	757,640	1.3
210,438	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,702,025	4.5
781,154	Voya Multi-Manager International Equity Fund - Class I	9,022,327	14.9
140,267	Voya Multi-Manager Mid Cap Value Fund - Class I	1,265,204	2.1
48,831	Voya Russell TM Large Cap Growth Index Portfolio - Class I	4,223,916	7.0
10,576	Voya Small Cap Growth Fund - Class R6	492,197	0.8
777,900	Voya U.S. Stock Index Portfolio - Class I	16,382,569	27.1
186,368	VY® BrandywineGLOBAL -Bond Portfolio - Class I	1,755,584	2.9
85,632	VY® Invesco Comstock Portfolio - Class I	1,807,700	3.0
165,487	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,431,737	7.3

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
86,337	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$952,300	1.6
	Total Mutual Funds
	(Cost $48,729,010)	51,497,476	85.2
	Total Long-Term Investments
	(Cost $56,209,585)	60,422,629	100.0
	Total Investments in Securities
	(Cost $56,209,585)	$60,422,629	100.0
	Assets in Excess of Other Liabilities	11,227	0.0
	Net Assets	$60,433,856	100.0

See Accompanying Notes to Financial Statements

69

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,925,153	$—	$—	$8,925,153
Mutual Funds	51,497,476	—	—	51,497,476
Total Investments, at fair value	$60,422,629	$—	$—	$60,422,629
Liabilities Table
Other Financial Instruments+
Futures	$(7,329)	$—	$—	$(7,329)
Total Liabilities	$(7,329)	$—	$—	$(7,329)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$999,115	$395,087	$(231,560)	$8,944	$1,171,586	$70,195	$12,021	$—
Voya Intermediate Bond Fund -
Class R6	3,503,474	2,001,404	(1,402,170)	64,849	4,167,557	176,131	35,288	—
Voya Large Cap Value Portfolio -
Class R6	1,882,791	995,999	(342,643)	(171,013)	2,365,134	30,708	63,089	345,859
Voya MI Dynamic Small Cap Fund
- Class R6	1,052,612	303,777	(518,546)	(80,203)	757,640	4,966	70,695	76,007
Voya Multi-Manager Emerging
Markets Equity Fund - Class I	1,934,090	816,535	(633,033)	584,433	2,702,025	149,824	150,343	—
Voya Multi-Manager International
Equity Fund - Class I	6,899,323	4,360,115	(2,717,141)	480,030	9,022,327	203,381	464,749	767,873
Voya Multi-Manager Mid Cap Value
Fund - Class I	1,402,139	1,030,916	(1,106,946)	(60,905)	1,265,204	7,563	(9,900)	97,511
Voya Russell TM Large Cap Growth
Index Portfolio - Class I	2,049,193	3,316,890	(873,508)	(268,659)	4,223,916	4,992	467,677	279,132
Voya Short Duration Bond Fund -
Class R6	244,736	9,787	(254,260)	(263)	—	1,724	1,067	—
Voya Small Cap Growth Fund -
Class R6	571,005	153,403	(220,552)	(11,659)	492,197	—	47,574	25,577
Voya U.S. Stock Index Portfolio -
Class I	13,519,798	6,731,621	(3,684,902)	(183,948)	16,382,569	233,801	922,109	1,760,349
VY® BrandywineGLOBAL - Bond
Portfolio - Class I	1,492,000	625,260	(413,680)	52,004	1,755,584	65,147	(15,985)	—
VY® Invesco Comstock Portfolio -
Class I	1,417,988	667,759	(324,592)	46,545	1,807,700	27,501	(3,782)	198,889
VY® T. Rowe Price Capital
Appreciation Portfolio - Class R6	3,693,724	1,760,454	(895,495)	(126,946)	4,431,737	96,649	(71,291)	585,822

See Accompanying Notes to Financial Statements

70

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
VY® T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6	$1,407,173	$974,210	$(1,286,998)	$(142,085)	$952,300	$—	$117,247	$127,209
VY® T. Rowe Price Growth Equity
Portfolio - Class I	1,509,336	732,107	(1,897,557)	(343,886)	—	—	326,704	328,299
	$43,578,497	$24,875,324	$(16,803,583)	$(152,762)	$51,497,476	$1,072,582	$2,577,605	$4,592,527

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

At December 31, 2025, the following futures contracts were outstanding for Voya Solution 2040 Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
U.S. Treasury 5-Year Note	13	03/31/26	$1,420,961	$(6,830)
			$1,420,961	$(6,830)
Short Contracts:
3-month SOFR	(6)	06/16/26	(1,447,275)	(499)
			$(1,447,275)	$(499)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$7,329
Total Liability Derivatives		$7,329

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(21,981)
Interest rate contracts	41,731
Total	$19,750

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(7,329)
Total	$(7,329)

See Accompanying Notes to Financial Statements

71

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $58,773,320.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,369,051
Gross Unrealized Depreciation	(2,727,071)
Net Unrealized Appreciation	$1,641,980

See Accompanying Notes to Financial Statements

72

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.9%
25,847	Invesco S&P 500 Equal Weight ETF	$4,951,251	1.0
756,931	Vanguard FTSE Developed Markets ETF	47,285,480	9.4
144,372	Vanguard FTSE Emerging Markets ETF	7,761,439	1.6
170,390	Vanguard Long-Term Treasury ETF	9,507,762	1.9

	Total Exchange-Traded Funds
	(Cost $59,076,703)	69,505,932	13.9

MUTUAL FUNDS: 86.1%
	Affiliated Investment Companies: 86.1%
1,375,877	Voya High Yield Bond Fund - Class R6	9,699,935	1.9
1,638,492	Voya Intermediate Bond Fund - Class R6	14,517,042	2.9
3,290,808	Voya Large Cap Value Portfolio - Class R6	19,580,309	3.9
436,608	Voya MI Dynamic Small Cap Fund - Class R6	6,274,056	1.2
2,184,216	Voya Multi-Manager Emerging Markets Equity Fund - Class I	28,045,330	5.6
6,906,220	Voya Multi-Manager International Equity Fund - Class I	79,766,839	15.9
1,292,116	Voya Multi-Manager Mid Cap Value Fund - Class I	11,654,890	2.3
404,361	Voya Russell TM Large Cap Growth Index Portfolio - Class I	34,977,236	7.0
87,664	Voya Small Cap Growth Fund - Class R6	4,079,877	0.8
7,750,516	Voya U.S. Stock Index Portfolio - Class I	163,225,861	32.5
709,295	VY® Invesco Comstock Portfolio - Class I	14,973,217	3.0
1,375,611	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	36,838,861	7.3

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
816,776	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$9,009,045	1.8
	Total Mutual Funds
	(Cost $388,756,607)	432,642,498	86.1
	Total Long-Term Investments
	(Cost $447,833,310)	502,148,430	100.0
	Total Investments in Securities
	(Cost $447,833,310)	$502,148,430	100.0
	Assets in Excess of Other Liabilities	119,199	0.0
	Net Assets	$502,267,629	100.0

See Accompanying Notes to Financial Statements

73

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$69,505,932	$—	$—	$69,505,932
Mutual Funds	432,642,498	—		432,642,498
Total Investments, at fair value	$502,148,430	$—	$—	$502,148,430
Liabilities Table
Other Financial Instruments+
Futures	$(63,086)	$—	$—	$(63,086)
Total Liabilities	$(63,086)	$—	$—	$(63,086)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$9,160,542	$1,712,972	$(1,283,324)	$109,745	$9,699,935	$596,606	$63,967	$—
Voya Intermediate Bond Fund - Class R6	13,685,476	7,070,725	(6,490,869)	251,710	14,517,042	627,592	62,702	—
Voya Large Cap Value Portfolio - Class R6	17,254,940	5,059,806	(1,547,942)	(1,186,495)	19,580,309	255,441	352,039	2,860,339
Voya MI Dynamic Small Cap Fund - Class R6	9,647,052	1,361,551	(4,247,231)	(487,316)	6,274,056	41,714	397,414	638,495
Voya Multi-Manager Emerging Markets Equity Fund - Class I	21,990,849	2,724,739	(4,152,966)	7,482,708	28,045,330	1,584,023	253,089	—
Voya Multi-Manager International Equity Fund - Class I	71,480,587	16,624,744	(16,311,984)	7,973,492	79,766,839	1,837,777	1,390,434	6,938,606
Voya Multi-Manager Mid Cap Value Fund - Class I	12,848,639	7,846,364	(8,297,152)	(742,961)	11,654,890	70,756	60,514	912,256
Voya Russell TM Large Cap Growth Index Portfolio - Class I	18,796,815	23,595,640	(5,462,237)	(1,952,982)	34,977,236	42,124	3,505,743	2,355,645
Voya Short Duration Bond Fund - Class R6	2,240,864	14,993	(2,253,456)	(2,401)	—	15,490	9,553	—
Voya Small Cap Growth Fund - Class R6	6,260,812	581,908	(2,554,579)	(208,264)	4,079,877	—	438,322	214,843
Voya U.S. Stock Index Portfolio - Class I	145,368,445	40,798,204	(24,001,056)	1,060,268	163,225,861	2,339,687	6,174,080	17,323,710
VY® Invesco Comstock Portfolio - Class I	12,994,947	3,080,482	(1,495,572)	393,360	14,973,217	229,126	(11,357)	1,663,890
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	33,864,702	8,840,071	(4,314,856)	(1,551,056)	36,838,861	803,187	(30,979)	4,844,929
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	12,898,679	7,464,952	(9,919,180)	(1,435,406)	9,009,045	—	1,172,772	1,216,252

See Accompanying Notes to Financial Statements

74

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$13,844,034	$3,897,332	$(13,874,858)	$(3,866,508)	$—	$—	$3,664,671	$2,746,606
	$402,337,383	$130,674,483	$(106,207,262)	$5,837,894	$432,642,498	$8,443,523	$17,502,964	$41,715,571

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

At December 31, 2025, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
U.S. Treasury 5-Year Note	112	03/31/26	$12,242,125	$(58,843)
			$12,242,125	$(58,843)
Short Contracts:
3-month SOFR	(51)	06/16/26	(12,301,838)	(4,243)
			$(12,301,838)	$(4,243)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$63,086
Total Liability Derivatives		$63,086

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(233,408)
Interest rate contracts	367,488
Total	$134,080

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(63,086)
Total	$(63,086)

See Accompanying Notes to Financial Statements

75

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $466,302,165.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$56,717,737
Gross Unrealized Depreciation	(20,934,558)
Net Unrealized Appreciation	$35,783,179

See Accompanying Notes to Financial Statements

76

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.4%
2,710	Invesco S&P 500 Equal Weight ETF	$519,127	1.0
77,085	Vanguard FTSE Developed Markets ETF	4,815,500	9.0
14,679	Vanguard FTSE Emerging Markets ETF	789,143	1.5
9,026	Vanguard Long-Term Treasury ETF	503,651	0.9

	Total Exchange-Traded Funds
	(Cost $5,491,592)	6,627,421	12.4

MUTUAL FUNDS: 87.6%
	Affiliated Investment Companies: 87.6%
86,503	Voya Intermediate Bond Fund - Class R6	766,415	1.4
348,961	Voya Large Cap Value Portfolio - Class R6	2,076,320	3.9
74,041	Voya MI Dynamic Small Cap Fund - Class R6	1,063,968	2.0
233,129	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,993,381	5.6
787,421	Voya Multi-Manager International Equity Fund - Class I	9,094,709	17.1
137,321	Voya Multi-Manager Mid Cap Value Fund - Class I	1,238,639	2.3
42,802	Voya Russell TM Large Cap Growth Index Portfolio - Class I	3,702,379	7.0
12,345	Voya Small Cap Growth Fund - Class R6	574,538	1.1
884,056	Voya U.S. Stock Index Portfolio - Class I	18,618,223	34.9
75,187	VY® Invesco Comstock Portfolio - Class I	1,587,188	3.0
148,308	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,971,688	7.5

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
86,806	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$957,470	1.8
	Total Mutual Funds
	(Cost $43,596,965)	46,644,918	87.6
	Total Long-Term Investments
	(Cost $49,088,557)	53,272,339	100.0
	Total Investments in Securities
	(Cost $49,088,557)	$53,272,339	100.0
	Assets in Excess of Other Liabilities	9,850	0.0
	Net Assets	$53,282,189	100.0

See Accompanying Notes to Financial Statements

77

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,627,421	$—	$—	$6,627,421
Mutual Funds	46,644,918	—	—	46,644,918
Total Investments, at fair value	$53,272,339	$—	$—	$53,272,339
Liabilities Table
Other Financial Instruments+
Futures	$(6,195)	$—	$—	$(6,195)
Total Liabilities	$(6,195)	$—	$—	$(6,195)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$1,276,152	$495,097	$(1,022,085)	$17,251	$766,415	$34,723	$5,130	$—
Voya Large Cap Value Portfolio - Class R6	1,603,244	864,652	(269,066)	(122,510)	2,076,320	26,974	34,674	287,901
Voya MI Dynamic Small Cap Fund - Class R6	896,543	398,944	(183,843)	(47,676)	1,063,968	6,982	24,018	106,870
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,037,771	850,932	(543,178)	647,856	2,993,381	166,421	118,850	—
Voya Multi-Manager International Equity Fund - Class I	6,613,932	4,127,307	(2,070,126)	423,596	9,094,709	207,350	421,911	782,859
Voya Multi-Manager Mid Cap Value Fund - Class I	1,392,645	842,723	(923,392)	(73,337)	1,238,639	7,414	5,221	95,591
Voya Russell TM Large Cap Growth Index Portfolio - Class I	1,748,271	2,804,684	(662,250)	(188,326)	3,702,379	4,054	353,138	226,728
Voya Short Duration Bond Fund - Class R6	208,182	7,434	(215,393)	(223)	—	1,465	908	—
Voya Small Cap Growth Fund - Class R6	581,716	171,051	(183,285)	5,056	574,538	—	37,067	29,891
Voya U.S. Stock Index Portfolio - Class I	14,351,354	7,713,879	(3,379,290)	(67,720)	18,618,223	265,636	830,276	1,869,642
VY® Invesco Comstock Portfolio - Class I	1,207,384	576,296	(229,485)	32,993	1,587,188	24,056	250	169,687
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,147,451	1,641,577	(598,864)	(218,476)	3,971,688	83,987	49,287	487,676
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,398,574	764,781	(1,069,538)	(136,347)	957,470	—	105,033	124,034

See Accompanying Notes to Financial Statements

78

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$1,287,378	$612,851	$(1,602,502)	$(297,727)	$—	$—	$274,753	$280,109
	$37,750,597	$21,872,208	$(12,952,297)	$(25,590)	$46,644,918	$829,062	$2,260,516	$4,460,988

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

At December 31, 2025, the following futures contracts were outstanding for Voya Solution 2050 Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
U.S. Treasury 5-Year Note	11	03/31/26	$1,202,352	$(5,779)
			$1,202,352	$(5,779)
Short Contracts:
3-month SOFR	(5)	06/16/26	(1,206,063)	(416)
			$(1,206,063)	$(416)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$6,195
Total Liability Derivatives		$6,195

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(21,931)
Interest rate contracts	34,388
Total	$12,457

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(6,195)
Total	$(6,195)

See Accompanying Notes to Financial Statements

79

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $51,000,841.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,328,617
Gross Unrealized Depreciation	(2,063,314)
Net Unrealized Appreciation	$2,265,303

See Accompanying Notes to Financial Statements

80

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.7%
9,884	Invesco S&P 500 Equal Weight ETF	$1,893,379	1.0
302,545	Vanguard FTSE Developed Markets ETF	18,899,986	9.8
71,196	Vanguard FTSE Emerging Markets ETF	3,827,497	2.0
32,640	Vanguard Long-Term Treasury ETF	1,821,312	0.9

	Total Exchange-Traded Funds
	(Cost $21,663,128)	26,442,174	13.7

MUTUAL FUNDS: 86.3%
	Affiliated Investment Companies: 86.3%
1,261,887	Voya Large Cap Value Portfolio - Class R6	7,508,225	3.9
267,743	Voya MI Dynamic Small Cap Fund - Class R6	3,847,470	2.0
839,304	Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,776,667	5.6
2,828,670	Voya Multi-Manager International Equity Fund - Class I	32,671,144	16.9
545,966	Voya Multi-Manager Mid Cap Value Fund - Class I	4,924,612	2.6
154,951	Voya Russell TM Large Cap Growth Index Portfolio - Class I	13,403,261	7.0
44,749	Voya Small Cap Growth Fund - Class R6	2,082,619	1.1
3,198,976	Voya U.S. Stock Index Portfolio - Class I	67,370,431	34.9
271,940	VY® Invesco Comstock Portfolio - Class I	5,740,654	3.0
528,473	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	14,152,497	7.3
352,703	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3,890,312	2.0
	Total Mutual Funds
	(Cost $150,061,974)	166,367,892	86.3
	Total Long-Term Investments
	(Cost $171,725,102)	192,810,066	100.0
	Total Investments in Securities
	(Cost $171,725,102)	$192,810,066	100.0
	Assets in Excess of Other Liabilities	49,193	0.0
	Net Assets	$192,859,259	100.0

See Accompanying Notes to Financial Statements

81

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,442,174	$—	$—	$26,442,174
Mutual Funds	166,367,892	—	—	166,367,892
Total Investments, at fair value	$192,810,066	$—	$—	$192,810,066
Liabilities Table
Other Financial Instruments+
Futures	$(23,647)	$—	$—	$(23,647)
Total Liabilities	$(23,647)	$—	$—	$(23,647)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$3,417,584	$1,011,413	$(4,467,359)	$38,362	$—	$45,496	$(2,273)	$—
Voya Large Cap Value Portfolio - Class R6	6,443,781	2,193,365	(659,886)	(469,035)	7,508,225	97,840	144,476	1,079,267
Voya MI Dynamic Small Cap Fund - Class R6	3,602,433	953,972	(574,393)	(134,542)	3,847,470	25,457	45,565	389,653
Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,230,862	1,452,796	(1,477,929)	2,570,938	10,776,667	604,773	333,488	—
Voya Multi-Manager International Equity Fund - Class I	26,785,558	9,851,358	(5,969,878)	2,004,106	32,671,144	748,150	1,415,764	2,824,672
Voya Multi-Manager Mid Cap Value Fund - Class I	5,598,116	2,880,958	(3,193,024)	(361,438)	4,924,612	29,741	84,328	383,446
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7,017,178	9,225,991	(2,120,589)	(719,319)	13,403,261	15,673	1,303,221	876,480
Voya Short Duration Bond Fund - Class R6	836,041	11,341	(846,487)	(895)	—	5,797	3,585	—
Voya Small Cap Growth Fund - Class R6	2,338,152	360,596	(650,131)	34,002	2,082,619	—	114,693	109,180
Voya U.S. Stock Index Portfolio - Class I	59,326,741	17,793,488	(10,176,285)	426,487	67,370,431	964,359	2,428,241	7,009,848
VY® Invesco Comstock Portfolio - Class I	4,852,938	1,359,194	(583,605)	112,127	5,740,654	87,555	25,536	628,795
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	12,644,348	3,940,309	(1,889,771)	(542,389)	14,152,497	306,678	(70,054)	1,828,127
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5,619,691	2,677,506	(3,785,199)	(621,686)	3,890,312	—	496,467	517,085

See Accompanying Notes to Financial Statements

82

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$5,168,360	$1,618,301	$(5,380,415)	$(1,406,246)	$—	$—	$1,320,680	$1,037,971
	$151,881,783	$55,330,588	$(41,774,951)	$930,472	$166,367,892	$2,931,519	$7,643,717	$16,684,524

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

At December 31, 2025, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
U.S. Treasury 5-Year Note	42	03/31/26	$4,590,797	$(22,066)
			$4,590,797	$(22,066)
Short Contracts:
3-month SOFR	(19)	06/16/26	(4,583,038)	(1,581)
			$(4,583,038)	$(1,581)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$23,647
Total Liability Derivatives		$23,647

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(89,656)
Interest rate contracts	138,223
Total	$48,567

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(23,647)
Total	$(23,647)

See Accompanying Notes to Financial Statements

83

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $179,723,148.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$21,519,851
Gross Unrealized Depreciation	(8,456,580)
Net Unrealized Appreciation	$13,063,271

See Accompanying Notes to Financial Statements

84

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 13.4%
2,081	Invesco S&P 500 Equal Weight ETF	$398,636	1.0
62,493	Vanguard FTSE Developed Markets ETF	3,903,938	9.5
14,725	Vanguard FTSE Emerging Markets ETF	791,616	1.9
6,930	Vanguard Long-Term Treasury ETF	386,694	1.0

	Total Exchange-Traded Funds
	(Cost $4,595,281)	5,480,884	13.4

MUTUAL FUNDS: 86.6%
	Affiliated Investment Companies: 86.6%
268,066	Voya Large Cap Value Portfolio - Class R6	1,594,992	3.9
56,820	Voya MI Dynamic Small Cap Fund - Class R6	816,498	2.0
179,350	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,302,855	5.6
604,803	Voya Multi-Manager International Equity Fund - Class I	6,985,473	17.1
116,105	Voya Multi-Manager Mid Cap Value Fund - Class I	1,047,264	2.6
32,875	Voya Russell TM Large Cap Growth Index Portfolio - Class I	2,843,664	6.9
9,474	Voya Small Cap Growth Fund - Class R6	440,923	1.1
678,963	Voya U.S. Stock Index Portfolio - Class I	14,298,963	34.9
57,743	VY® Invesco Comstock Portfolio - Class I	1,218,958	3.0
112,674	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,017,417	7.4
79,063	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	872,062	2.1
	Total Mutual Funds (Cost $33,055,470)	35,439,069	86.6
	Total Long-Term Investments (Cost $37,650,751)	40,919,953	100.0
	Total Investments in Securities (Cost $37,650,751)	$40,919,953	100.0
	Liabilities in Excess of Other Assets	(2,151)	0.0
	Net Assets	$40,917,802	100.0

See Accompanying Notes to Financial Statements

85

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,480,884	$—	$—	$5,480,884
Mutual Funds	35,439,069	—	—	35,439,069
Total Investments, at fair value	$40,919,953	$—	$—	$40,919,953
Liabilities Table
Other Financial Instruments+
Futures	$(5,061)	$—	$—	$(5,061)
Total Liabilities	$(5,061)	$—	$—	$(5,061)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$696,997	$229,624	$(934,144)	$7,524	$—	$9,396	$(144)	$—
Voya Large Cap Value Portfolio - Class R6	1,314,087	618,881	(236,789)	(101,188)	1,594,992	20,705	30,977	222,136
Voya MI Dynamic Small Cap Fund - Class R6	734,707	282,982	(159,716)	(41,475)	816,498	5,352	19,186	81,917
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,679,104	584,257	(465,708)	505,202	2,302,855	127,682	88,393	—
Voya Multi-Manager International Equity Fund - Class I	5,465,366	2,946,839	(1,747,341)	320,609	6,985,473	158,907	358,927	599,961
Voya Multi-Manager Mid Cap Value Fund - Class I	1,141,581	730,017	(760,812)	(63,522)	1,047,264	6,261	2,106	80,723
Voya Russell TM Large Cap Growth Index Portfolio - Class I	1,431,326	2,125,905	(546,389)	(167,178)	2,843,664	3,158	284,332	176,627
Voya Short Duration Bond Fund - Class R6	170,564	4,832	(175,213)	(183)	—	1,195	739	—
Voya Small Cap Growth Fund - Class R6	476,841	119,009	(154,300)	(627)	440,923	—	29,407	22,915
Voya U.S. Stock Index Portfolio - Class I	12,099,614	5,208,390	(2,873,085)	(135,956)	14,298,963	203,862	679,657	1,442,526
VY® Invesco Comstock Portfolio - Class I	989,629	405,595	(199,602)	23,336	1,218,958	18,438	2,197	129,418
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,578,681	1,137,366	(512,846)	(185,784)	3,017,417	64,537	53,871	376,285
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,146,073	717,489	(873,513)	(117,987)	872,062	—	86,022	106,430

See Accompanying Notes to Financial Statements

86

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$1,054,133	$428,026	$(1,240,222)	$(241,937)	$—	$—	$220,434	$213,646
	$30,978,703	$15,539,212	$(10,879,680)	$(199,166)	$35,439,069	$619,493	$1,856,104	$3,452,584

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

At December 31, 2025, the following futures contracts were outstanding for Voya Solution 2060 Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
U.S. Treasury 5-Year Note	9	03/31/26	$983,742	$(4,728)
			$983,742	$(4,728)
Short Contracts:
3-month SOFR	(4)	06/16/26	(964,850)	(333)
			$(964,850)	$(333)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$5,061
Total Liability Derivatives		$5,061

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(21,971)
Interest rate contracts	28,448
Total	$6,477

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(5,061)
Total	$(5,061)

See Accompanying Notes to Financial Statements

87

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $39,441,703.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,370,698
Gross Unrealized Depreciation	(1,897,509)
Net Unrealized Appreciation	$1,473,189

See Accompanying Notes to Financial Statements

88

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 12.3%
1,283	Invesco S&P 500 Equal Weight ETF	$245,771	1.0
36,727	Vanguard FTSE Developed Markets ETF	2,294,336	9.0
8,605	Vanguard FTSE Emerging Markets ETF	462,605	1.8
2,048	Vanguard Long-Term Treasury ETF	114,278	0.5

	Total Exchange-Traded Funds
	(Cost $2,603,172)	3,116,990	12.3

MUTUAL FUNDS: 87.7%
	Affiliated Investment Companies: 87.7%
172,962	Voya Large Cap Value Portfolio - Class R6	1,029,122	4.1
35,201	Voya MI Dynamic Small Cap Fund - Class R6	505,845	2.0
113,534	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,457,776	5.7
400,774	Voya Multi-Manager International Equity Fund - Class I	4,628,939	18.2
72,186	Voya Multi-Manager Mid Cap Value Fund - Class I	651,116	2.6
20,343	Voya Russell TM Large Cap Growth Index Portfolio - Class I	1,759,667	6.9
5,857	Voya Small Cap Growth Fund - Class R6	272,593	1.1
420,735	Voya U.S. Stock Index Portfolio - Class I	8,860,670	34.9
35,838	VY® Invesco Comstock Portfolio - Class I	756,543	3.0
68,175	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,825,738	7.2
46,638	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	514,415	2.0
	Total Mutual Funds
	(Cost $21,326,984)	22,262,424	87.7
	Total Long-Term Investments
	(Cost $23,930,156)	25,379,414	100.0
	Total Investments in Securities
	(Cost $23,930,156)	$25,379,414	100.0
	Assets in Excess of Other Liabilities	10,652	0.0
	Net Assets	$25,390,066	100.0

See Accompanying Notes to Financial Statements

89

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,116,990	$—	$—	$3,116,990
Mutual Funds	22,262,424	—	—	22,262,424
Total Investments, at fair value	$25,379,414	$—	$—	$25,379,414
Liabilities Table
Other Financial Instruments+
Futures	$(2,793)	$—	$—	$(2,793)
Total Liabilities	$(2,793)	$—	$—	$(2,793)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$208,609	$19,860	$(231,719)	$3,250	$—	$2,117	$(1,496)	$—
Voya Large Cap Value Portfolio - Class R6	786,796	571,688	(256,701)	(72,661)	1,029,122	13,255	27,617	143,761
Voya MI Dynamic Small Cap Fund - Class R6	439,903	256,959	(164,426)	(26,591)	505,845	3,302	14,255	50,537
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,007,824	618,748	(461,833)	293,037	1,457,776	80,466	80,833	—
Voya Multi-Manager International Equity Fund - Class I	3,387,776	2,756,120	(1,723,547)	208,590	4,628,939	104,777	237,927	395,590
Voya Multi-Manager Mid Cap Value Fund - Class I	683,515	560,013	(571,830)	(20,582)	651,116	3,875	(13,530)	49,966
Voya Russell TM Large Cap Growth Index Portfolio - Class I	856,735	1,505,197	(515,662)	(86,603)	1,759,667	2,048	164,146	114,505
Voya Short Duration Bond Fund - Class R6	102,087	5,368	(107,345)	(110)	—	726	451	—
Voya Small Cap Growth Fund - Class R6	285,535	116,113	(125,340)	(3,715)	272,593	—	22,289	14,112
Voya U.S. Stock Index Portfolio - Class I	7,243,440	4,741,156	(2,915,779)	(208,147)	8,860,670	125,465	554,521	933,959
VY® Invesco Comstock Portfolio - Class I	592,527	366,913	(220,862)	17,965	756,543	11,206	6,536	74,361
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,543,678	954,603	(550,790)	(121,753)	1,825,738	40,166	36,633	243,509
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	686,166	519,128	(626,551)	(64,328)	514,415	—	57,022	61,144

See Accompanying Notes to Financial Statements

90

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$630,957	$361,488	$(886,222)	$(106,223)	$—	$—	$107,686	$122,675
	$18,455,548	$13,353,354	$(9,358,607)	$(187,871)	$22,262,424	$387,403	$1,294,890	$2,204,119

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

At December 31, 2025, the following futures contracts were outstanding for Voya Solution 2065 Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
U.S. Treasury 5-Year Note	5	03/31/26	$546,523	$(2,627)
			$546,523	$(2,627)
Short Contracts:
3-month SOFR	(2)	06/16/26	(482,425)	(166)
			$(482,425)	$(166)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$2,793
Total Liability Derivatives		$2,793

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(10,693)
Interest rate contracts	14,399
Total	$3,706

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(2,793)
Total	$(2,793)

See Accompanying Notes to Financial Statements

91

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $24,448,210.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,561,789
Gross Unrealized Depreciation	(633,378)
Net Unrealized Appreciation	$928,411

See Accompanying Notes to Financial Statements

92

Voya Solution 2070 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 11.6%
192	Invesco S&P 500 Equal Weight ETF	$36,780	1.0
5,086	Vanguard FTSE Developed Markets ETF	317,722	8.4
1,217	Vanguard FTSE Emerging Markets ETF	65,426	1.7
304	Vanguard Long-Term Treasury ETF	16,963	0.5

	Total Exchange-Traded Funds
	(Cost $416,024)	436,891	11.6

MUTUAL FUNDS: 88.5%
	Affiliated Investment Companies: 88.5%
25,237	Voya Large Cap Value Portfolio - Class R6	150,160	4.0
5,343	Voya MI Dynamic Small Cap Fund - Class R6	76,781	2.0
16,993	Voya Multi-Manager Emerging Markets Equity Fund - Class I	218,194	5.8
60,858	Voya Multi-Manager International Equity Fund - Class I	702,914	18.7
10,944	Voya Multi-Manager Mid Cap Value Fund - Class I	98,711	2.6
2,997	Voya Russell TM Large Cap Growth Index Portfolio - Class I	259,283	6.9
873	Voya Small Cap Growth Fund - Class R6	40,615	1.1
62,616	Voya U.S. Stock Index Portfolio - Class I	1,318,692	35.1
5,426	VY® Invesco Comstock Portfolio - Class I	114,540	3.0
10,166	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	272,242	7.2
7,090	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	78,202	2.1
	Total Mutual Funds
	(Cost $3,270,713)	3,330,334	88.5
	Total Long-Term Investments
	(Cost $3,686,737)	3,767,225	100.1

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
2,130 (1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%	$2,130	0.1

	Total Short-Term Investments
	(Cost $2,130)	2,130	0.1
	Total Investments in Securities
	(Cost $3,688,867)	$3,769,355	100.2
	Liabilities in Excess of Other Assets	(7,181)	(0.2)
	Net Assets	$3,762,174	100.0

(1)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

93

Voya Solution 2070 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$436,891	$—	$—	$436,891
Mutual Funds	3,330,334	—	—	3,330,334
Short-Term Investments	2,130	—	—	2,130
Total Investments, at fair value	$3,769,355	$—	$—	$3,769,355

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 8/08/2025	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Large Cap Value Portfolio - Class R6	$—	$145,015	$(1,712)	$6,857	$150,160	$1,892	$65	$—
Voya MI Dynamic Small Cap Fund - Class R6	—	79,821	(861)	(2,179)	76,781	506	28	7,752
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	200,401	(2,715)	20,508	218,194	12,201	388	—
Voya Multi-Manager International Equity Fund - Class I	—	752,870	(11,846)	(38,110)	702,914	16,164	128	61,028
Voya Multi-Manager Mid Cap Value Fund - Class I	—	122,188	(17,151)	(6,326)	98,711	594	121	7,661
Voya Russell TM Large Cap Growth Index Portfolio - Class I	—	287,449	(33,557)	5,391	259,283	—	(278)	—
Voya Small Cap Growth Fund - Class R6	—	37,903	(407)	3,119	40,615	—	37	2,123
Voya U.S. Stock Index Portfolio - Class I	—	1,341,644	(84,748)	61,796	1,318,692	18,107	4,517	—
VY® Invesco Comstock Portfolio - Class I	—	108,748	(1,281)	7,073	114,540	1,406	52	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	—	273,003	(3,266)	2,505	272,242	4,644	67	1
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	—	96,063	(16,848)	(1,013)	78,202	—	202	—
	$—	$3,445,105	$(174,392)	$59,621	$3,330,334	$55,514	$5,327	$78,565

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

94

Voya Solution 2070 Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $3,689,014.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$128,477
Gross Unrealized Depreciation	(48,136)
Net Unrealized Appreciation	$80,341

See Accompanying Notes to Financial Statements

95

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2025 were as follows:

		Per Share
Portfolio Name	Type	Amount
Voya Solution Aggressive Portfolio
Class ADV	NII	$0.2334
Class I	NII	$0.3099
Class R6	NII	$0.3137
Class S	NII	$0.2781
Class S2	NII	$0.2289
All Classes	STCG	$0.0707
All Classes	LTCG	$0.9120
Voya Solution Balanced Portfolio
Class ADV	NII	$0.1935
Class I	NII	$0.2433
Class R6	NII	$0.2465
Class S	NII	$0.2135
Class S2	NII	$0.2017
All Classes	STCG	$0.0163
All Classes	LTCG	$0.2746
Voya Solution Conservative Portfolio
Class ADV	NII	$0.2396
Class I	NII	$0.2772
Class R6	NII	$0.2813
Class S	NII	$0.2886
Class S2	NII	$0.2553
Voya Solution Income Portfolio
Class ADV	NII	$0.3675
Class I	NII	$0.4335
Class S	NII	$0.4037
Class S2	NII	$0.3768
Voya Solution Moderately Aggressive Portfolio
Class ADV	NII	$0.4047
Class I	NII	$0.5099
Class R6	NII	$0.5114
Class S	NII	$0.4539
Class S2	NII	$0.4288
All Classes	STCG	$0.1038
All Classes	LTCG	$2.2086
All Classes	ROC	$0.2198
Voya Solution 2030 Portfolio
Class ADV	NII	$0.3041
Class I	NII	$0.3789
Class S	NII	$0.3502
Class S2	NII	$0.3210
All Classes	STCG	$0.0039
All Classes	LTCG	$0.3782

		Per Share
Portfolio Name	Type	Amount
Voya Solution 2040 Portfolio
Class ADV	NII	$0.2756
Class I	NII	$0.3468
Class S	NII	$0.3153
Class S2	NII	$0.2902
All Classes	LTCG	$0.6322
Voya Solution 2045 Portfolio
Class ADV	NII	$0.1791
Class I	NII	$0.2416
Class S	NII	$0.2155
Class S2	NII	$0.1913
All Classes	STCG	$0.0661
All Classes	LTCG	$0.4043
Voya Solution 2050 Portfolio
Class ADV	NII	$0.2431
Class I	NII	$0.3273
Class S	NII	$0.2937
Class S2	NII	$0.2628
All Classes	LTCG	$1.1816
Voya Solution 2055 Portfolio
Class ADV	NII	$0.1751
Class I	NII	$0.2598
Class S	NII	$0.2308
Class S2	NII	$0.2129
All Classes	STCG	$0.2210
All Classes	LTCG	$0.7316
Voya Solution 2060 Portfolio
Class ADV	NII	$0.1846
Class I	NII	$0.2466
Class S	NII	$0.2210
Class S2	NII	$0.1947
All Classes	STCG	$0.0387
All Classes	LTCG	$0.8800
Voya Solution 2065 Portfolio
Class ADV	NII	$0.3037
Class I	NII	$0.3706
Class S	NII	$0.3401
Class S2	NII	$0.3221
All Classes	STCG	$0.0036
All Classes	LTCG	$1.5295

96

TAX INFORMATION (Unaudited) (continued)

Voya Solution 2035 Portfolio
Class ADV	NII	$0.2254
Class I	NII	$0.2886
Class S	NII	$0.2622
Class S2	NII	$0.2486
All Classes	STCG	$0.1672
All Classes	LTCG	$0.2244

Voya Solution 2070 Portfolio
Class ADV	NII	$0.2306
Class I	NII	$0.2507
Class S	NII	$0.2368
Class S2	NII	$0.2347
All Classes	STCG	$0.0210

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

ROC – Return of capital

Of the ordinary distributions made during the year ended December 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Solution Aggressive Portfolio	35.65%
Voya Solution Balanced Portfolio	24.99%
Voya Solution Conservative Portfolio	8.29%
Voya Solution Income Portfolio	7.33%
Voya Solution Moderately Aggressive Portfolio	26.33%
Voya Solution 2030 Portfolio	19.03%
Voya Solution 2035 Portfolio	14.86%
Voya Solution 2040 Portfolio	31.13%
Voya Solution 2045 Portfolio	28.19%
Voya Solution 2050 Portfolio	40.96%
Voya Solution 2055 Portfolio	22.21%
Voya Solution 2060 Portfolio	36.45%
Voya Solution 2065 Portfolio	27.80%
Voya Solution 2070 Portfolio	20.83%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Solution Aggressive Portfolio	$11,187,302
Voya Solution Balanced Portfolio	$5,103,937
Voya Solution Moderately Aggressive Portfolio	$80,206,035
Voya Solution 2030 Portfolio	$1,622,336
Voya Solution 2035 Portfolio	$11,871,436
Voya Solution 2040 Portfolio	$2,107,997
Voya Solution 2045 Portfolio	$16,883,818
Voya Solution 2050 Portfolio	$3,171,335
Voya Solution 2055 Portfolio	$9,681,165
Voya Solution 2060 Portfolio	$2,470,357
Voya Solution 2065 Portfolio	$2,908,606

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Portfolios designate the following amounts as foreign taxes paid for the year ended December 31, 2025:

97

TAX INFORMATION (Unaudited) (continued)

			Portion of Ordinary Income
	Creditable Foreign	Per Share	Derived from
	Taxes Paid	Amount	Foreign Sourced Income*
Voya Solution Aggressive Portfolio	$169,854	$0.0129	15.34%
Voya Solution Balanced Portfolio	$43,958	$0.0022	5.82%
Voya Solution Conservative Portfolio	$6,413	$0.0007	1.47%
Voya Solution Income Portfolio	$163,046	$0.0036	12.02%
Voya Solution Moderately Aggressive Portfolio	$233,097	$0.0292	7.44%
Voya Solution 2030 Portfolio	$36,437	$0.0078	14.24%
Voya Solution 2035 Portfolio	$376,417	$0.0069	17.27%
Voya Solution 2040 Portfolio	$43,313	$0.0126	22.03%
Voya Solution 2045 Portfolio	$393,432	$0.0092	24.28%
Voya Solution 2050 Portfolio	$42,606	$0.0146	25.52%
Voya Solution 2055 Portfolio	$159,424	$0.0113	26.36%
Voya Solution 2060 Portfolio	$33,544	$0.0108	26.35%
Voya Solution 2065 Portfolio	$21,325	$0.0096	26.13%
Voya Solution 2070 Portfolio	$2,985	$0.0083	26.44%

*	None of the Portfolios listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

98

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW MANAGEMENT AND SUB-ADVISORY CONTRACTS FOR VOYA SOLUTION 2070 PORTFOLIO

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), Voya Index Solution 2070 Portfolio (the “Portfolio”), a series of Voya Partners Inc. (“VPI”), can enter into a new investment management or sub-advisory contract only if the Board of Directors of VPI (the “Board”), including a majority of Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of the Portfolio, as such term is defined under the 1940 Act (the “Independent Directors”), determine whether to approve the new arrangements. Thus, at its meeting held on November 14, 2024, the Board considered the initial approval of the investment management contract (the “Management Contract”) with Voya Investments, LLC (“VIL” ) and the sub-advisory contract (the “Sub-Advisory Contract”) between VIL and Voya Investment Management Co. LLC (“Voya IM”), as the Portfolio’s sub-adviser (together, the “Management and Sub-Advisory Contracts”).

In determining whether to initially approve the Management and Sub-Advisory Contracts for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Management and Sub-Advisory Contracts, and the proposed policies and procedures for the Portfolio, should be approved. Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered. While the Board gave its attention to information furnished at the request of the Independent Directors that was most relevant to its considerations, discussed below are some of the primary matters relevant to the Board’s consideration as to whether to approve the Management and Sub-Advisory Contracts.

The materials provided to the Board in support of the Portfolio and the Portfolio’s Management Contract included the following: (1) presentation materials detailing management’s rationale for proposing the launch of the Portfolio that discusses, among other things, the experience and expertise of VIL in the management of other portfolios within the Voya funds complex, including the existing Voya Solution Portfolios; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) Fund Analysis and Comparison Tables sheets for the Portfolio that compare the Portfolio’s proposed fee structure to its comparable selected peer group (“SPG”) and/or Morningstar category median and/or average; (4) supporting documentation, including copies of the forms of Management and Sub-Advisory Contracts for the Portfolio; (5) a memorandum provided by counsel to the Independent Directors summarizing the guidelines relevant to the Board’s consideration of the approval of the Management and Sub-Advisory Contracts; (6) written responses to the Section 15(c) requests to VIL and Voya IM by counsel to the Independent Directors on behalf of the Board; and (7) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of the other portfolios in the Voya funds complex.

The Board’s consideration of whether to approve the Management Contract with VIL on behalf of the Portfolio took into account several factors, including, but not limited to, the following: (1) the nature, extent and quality of the services to be provided by VIL to the Portfolio under the proposed Management Contract; (2) VIL’s experience as a manager-of-managers overseeing sub-advisers to other portfolios within the Voya funds complex, including similar funds-of-funds; (3) the fairness of the compensation under the proposed Management Contract in light of the services to be provided to the Portfolio; (4) the costs for the services to be provided by VIL, including that the proposed management fee would not be subject to breakpoint discounts; (5) the pricing structure (including the estimated expense ratio and other fees to be borne by shareholders) of the Portfolio, including that: (a) the proposed management fee for the Portfolio is above the average and above the median management fees of the portfolios in the Portfolio’s SPG, and (b) the estimated expense ratio, inclusive of acquired fund fees and expenses, for Portfolio is above the average and median expense ratios of the portfolios in the Portfolio’s SPG, and (c) the estimated net funds-of-funds annual operating expenses for the Portfolio is below the average and the median expense ratios of the portfolios in the Portfolio’s SPG; (6) management’s representations that the Portfolio’s fee structure is consistent with the Voya Solution Portfolios suite; (7) the projected profitability of VIL with respect to its services to be rendered to the Portfolio; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of VIL, including its management team’s expertise in the management of other Voya funds, including other funds-of-funds and asset allocation products; (9) VIL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other portfolios in the Voya funds complex; (10) the information that had been provided by VIL at regular Board meetings, and in anticipation of the

99

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

November 2024 meeting, with respect to its capabilities in overseeing similar asset allocation products; and (11) “fall-out benefits” to VIL and its affiliates that were anticipated to arise from VIL’s management of the Portfolio.

In reviewing the proposed Sub-Advisory Contract with Voya IM, the Board considered a number of factors, including, but not limited to, the following: (1) VIL’s view of Voya IM’s experience and its sub-advisory services; (2) the information that had been provided by Voya IM in advance of the November 13, 2024, Investment Review Committee F meeting at which Voya IM presented with respect to its sub-advisory services; (3) the nature and quality of the services to be provided by Voya IM under the proposed Sub-Advisory Contract; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Voya IM; (5) the fairness of the compensation under the Sub-Advisory Contract in light of the services to be provided by Voya IM as the Portfolio’s Sub-Adviser; (6) Voya IM’s operations and compliance program, including its policies and procedures designed to prevent violations of the Federal securities laws, which had been reviewed and evaluated by VPI’s Chief Compliance Officer; (7) Voya IM’s financial condition; (8) the appropriateness of the selection of Voya IM in light of the Portfolio’s investment objective and prospective investor base; and (9) Voya IM’s Code of Ethics, which was previously approved by the Board.

With respect to the nature and quality of services to be provided by VIL and Voya IM, the Board was mindful of the “manager-of-managers” platform that has been developed by VIL. The Board recognized that VIL would be responsible for monitoring the investment program, performance, and developments/on-going operations of Voya IM under this manager-of-managers arrangement. The Board also considered the techniques and resources that VIL has developed to provide ongoing oversight of the nature, extent and quality of the services Voya IM provides to the Portfolio and Voya IM’s compliance with applicable laws and regulations. The Board was previously advised that to assist in the selection and monitoring of sub-advisers, VIL has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with sub-advisers and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the sub-advisers.

The Board considered that MR&S also typically provides reports to the Investment Review Committees (“IRCs”) at their meetings prior to sub-adviser presentations. In addition, the Board considered that MR&S prepares periodic due diligence reports regarding sub-advisers based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the sub-advisers’ investment processes and to try to identify issues that may be relevant to a sub-adviser’s services to a Voya fund and/ or its performance. The Board also considered that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board considered the resources that management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment investment performance on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the portfolios in the Voya family of funds.

The Board also considered that MR&S has developed, based on guidance from the IRCs, a methodology for monitoring the performance of sub-advisers. The Board also recognized that MR&S provides the IRCs with regular updates on the Voya funds and alerts the IRCs to potential issues as they arise. The Board also considered that VIL regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding sub-advisers and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and VIL consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.

The Board considered that the Portfolio also can benefit from the services of VIL’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Voya funds and VIL. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Voya funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying performance trends and other areas over consecutive periods. The Board considered that the services to be provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S. The Board also considered the techniques used by VIL to monitor sub-adviser performance.

The Board also considered the extent of benefits provided to the Portfolio’s shareholders, beyond investment

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management services, from being part of the Voya family of funds.

Although the Portfolio is new and has no performance history, the Board requested and considered performance information for accounts managed by VIL and Voya IM with similar investment processes. Further, because the Portfolio is new, VIL does not currently receive, and may not receive prior to the time the Board next considers the approval of the Management Contract, any economies of scale with respect to the Portfolio. The Portfolio will, however, benefit from any breakpoints in the fee schedules of underlying funds in which the Portfolio invests.

After its deliberation, the Board concluded that, in its business judgment, the terms of the Management and Sub-Advisory Contracts are fair and reasonable to the Portfolio and that approval of the Management and Sub-Advisory Contracts is in the best interests of the Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Management and Sub-Advisory Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Portfolio’s investment performance and the fees payable under the Management and Sub-Advisory Contracts. During this approval process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to approve the Management and Sub-Advisory Contracts for the Portfolio.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Directors (“Board”) of Voya Partners, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Solution Aggressive Portfolio, Voya Solution Balanced Portfolio, Voya Solution Conservative Portfolio, Voya Solution Income Portfolio, Voya Solution Moderately Aggressive Portfolio, Voya Solution 2030 Portfolio, Voya Solution 2035 Portfolio, Voya Solution 2040 Portfolio, Voya Solution 2045 Portfolio, Voya Solution 2050 Portfolio, Voya Solution 2055 Portfolio, Voya Solution 2060 Portfolio, and Voya Solution 2065 Portfolio, each a series of the Company (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Company, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Directors also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors request, and management provides, certain information that the Independent Directors deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending

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to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Company’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Company’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. The Board considered that, while the Portfolios do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could

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be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated

Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or

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expense ratio, as applicable.

Voya Solution Aggressive Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution Aggressive Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the one-year and five-year periods, the second quintile for the three-year and ten-year periods, and the fourth quintile for the year-to-date period; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Solution Balanced Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution Balanced Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year and five-year periods, the third quintile for the three-year and ten-year periods, and the fourth quintile for the year-to-date period; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the five-year and ten-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

Voya Solution Conservative Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution Conservative Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year, five-year and ten-year periods, the third quintile for the three-year period, and the fourth quintile for the year-to-date period; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the five-year period, during which it outperformed and the one-year period in which it was equal to its performance benchmark.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the third quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Solution Income Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution Income Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the five-year and ten-year periods, the third quintile for the year-to-date and one-year periods, and the fourth quintile for

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the three-year period; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the five-year and ten-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fifth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the third quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

Voya Solution Moderately Aggressive Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution Moderately Aggressive Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the five-year period, second quintile for the one-year and three-year periods, the third quintile for the ten-year period, and the fourth quintile for the year-to-date period; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the five-year period, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fifth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

Voya Solution 2030 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2030 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the five-year period, the second quintile for the one-year, three-year and ten-year periods, and the fourth quintile for the year-to-date period; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the one-year and five-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the third quintile, and Portfolio’s the net expense ratio for the Portfolio, not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

Voya Solution 2035 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2035 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year, three-year and five-year periods, the third quintile for the ten-year period, and the fourth quintile for the year-to-date period; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the five-year period, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described

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above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fifth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the third quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

Voya Solution 2040 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2040 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the five-year period, the second quintile for the one-year and three-year periods, and the third quintile for the year-to-date and ten-year periods; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the three-year and ten-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Solution 2045 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2045 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the five-year period, the second quintile for the one-year and three-year periods, and the third quintile for the year-to-date and ten-year periods; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the one-year and five-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests; and (2) management’s representations regarding the competitiveness of the Portfolio’s all-in net expense ratio.

Voya Solution 2050 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2050 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the five-year period, the second quintile for the one-year and three-year periods, and the fourth quintile for the year-to-date and ten-year periods; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the five-year period, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio’s net expense ratio,

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not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Solution 2055 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2055 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the five-year period, the second quintile for the one-year period, the third quintile for the three-year period, and the fourth quintile for the year-to-date and ten-year periods; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the five-year period, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Solution 2060 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2060 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year, three-year and five-year periods, the third quintile for the year-to-date period, and the fourth quintile for the ten-year period; and (2) the Portfolio outperformed its performance benchmark for the one-year and five-year periods, equaled its performance for the year-to-date period and underperformed for the three-year and ten-year periods.

In considering the fees payable under the Contracts for the

Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Solution 2065 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Solution 2065 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year period, the third quintile for the three-year period, and the fourth quintile for the year-to-date period; and (2) the Portfolio outperformed its performance benchmark for the year-to-date period and underperformed for the one-year and three-year periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is above the median.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the

107

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2026.

108

[This Page Intentionally Left Blank]

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-VSOL (1225)

Annual Financial Statements and Other Information

December 31, 2025

Classes ADV, I, S, S2 and Z

Voya Partners, Inc.

■	Voya Index Solution Income Portfolio	■	Voya Index Solution 2050 Portfolio
■	Voya Index Solution 2030 Portfolio	■	Voya Index Solution 2055 Portfolio
■	Voya Index Solution 2035 Portfolio	■	Voya Index Solution 2060 Portfolio
■	Voya Index Solution 2040 Portfolio	■	Voya Index Solution 2065 Portfolio
■	Voya Index Solution 2045 Portfolio	■	Voya Index Solution 2070 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Report of Independent Registered Public Accounting Firm

To the Shareholders of Voya Index Solution Income Portfolio, Voya Index Solution 2030 Portfolio, Voya Index Solution 2035 Portfolio, Voya Index Solution 2040 Portfolio, Voya Index Solution 2045 Portfolio, Voya Index Solution 2050 Portfolio, Voya Index Solution 2055 Portfolio, Voya Index Solution 2060 Portfolio, Voya Index Solution 2065 Portfolio, and Voya Index Solution 2070 Portfolio and the Board of Directors of Voya Partners, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Index Solution Income Portfolio, Voya Index Solution 2030 Portfolio, Voya Index Solution 2035 Portfolio, Voya Index Solution 2040 Portfolio, Voya Index Solution 2045 Portfolio, Voya Index Solution 2050 Portfolio, Voya Index Solution 2055 Portfolio, Voya Index Solution 2060 Portfolio, Voya Index Solution 2065 Portfolio, and Voya Index Solution 2070 Portfolio (collectively referred to as the “Portfolios”) (ten of the portfolios constituting Voya Partners, Inc. (the “Company”)), including the portfolios of investments, as of December 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (ten of the portfolios constituting Voya Partners, Inc.) at December 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual portfolio constituting	Statement of	Statements of changes in net	Financial highlights
Voya Partners, Inc.	Operations	assets

Voya Index Solution Income Portfolio	For the year ended December 31, 2025	For each of the two years in the period then ended December 31, 2025	For each of the five years in the period then ended December 31, 2025
Voya Index Solution 2030 Portfolio
Voya Index Solution 2035 Portfolio
Voya Index Solution 2040 Portfolio
Voya Index Solution 2045 Portfolio
Voya Index Solution 2050 Portfolio
Voya Index Solution 2055 Portfolio
Voya Index Solution 2060 Portfolio
Voya Index Solution 2065 Portfolio
Voya Index Solution 2070 Portfolio	For the period from August 8, 2025 (commencement of operations) through December 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 25, 2026

2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution Income	Solution 2030	Solution 2035	Solution 2040
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$1,197,822,102	$930,931,422	$1,638,318,543	$1,095,795,220
Investments in unaffiliated underlying funds at fair value**	250,430,406	86,945,685	99,492,006	66,108,123
Short-term investments at fair value†	5,208,553	–	–	–
Cash	–	2,300,525	4,554,386	1,473,547
Cash collateral for futures contracts	–	–	–	293,169
Receivables:
Investments in affiliated underlying funds sold	1,272,278	–	672,148	–
Investments in unaffiliated underlying funds sold	–	–	–	42,869
Fund shares sold	53,587	2,096,258	1,070,458	766,802
Dividends	614,828	190,589	314,136	–
Interest	–	2,986	9,593	3,127
Prepaid expenses	1,946	3,202	5,416	3,500
Reimbursement due from Investment Adviser	310,757	205,951	342,568	231,751
Other assets	43,058	11,499	25,780	10,351
Total assets	1,455,757,515	1,022,688,117	1,744,805,034	1,164,728,459

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	610,207	2,106,245	314,100	727,880
Payable for investments in unaffiliated underlying funds purchased	56,000	52,288	14,015	–
Payable for fund shares redeemed	1,586,452	14,008	1,777,982	609
Variation margin payable on futures contracts	–	–	–	26,798
Payable for investment management fees	292,073	187,495	312,766	208,467
Payable for distribution and shareholder service fees	84,929	18,928	77,515	21,565
Payable to directors under the deferred compensation plan (Note 6)	43,058	11,499	25,780	10,351
Payable for directors fees	2,313	2,422	4,108	2,690
Other accrued expenses and liabilities	73,641	63,636	110,502	70,544
Total liabilities	2,748,673	2,456,521	2,636,768	1,068,904
NET ASSETS	$1,453,008,842	$1,020,231,596	$1,742,168,266	$1,163,659,555

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,326,607,705	$820,765,050	$1,332,779,131	$851,517,177
Total distributable earnings	126,401,137	199,466,546	409,389,135	312,142,378
NET ASSETS	$1,453,008,842	$1,020,231,596	$1,742,168,266	$1,163,659,555

* Cost of investments in affiliated underlying funds	$1,081,757,929	$781,488,248	$1,321,855,179	$852,833,254
** Cost of investments in unaffiliated underlying funds	$247,106,561	$85,247,699	$97,322,986	$64,898,053
† Cost of short-term investments	$5,208,553	$—	$—	$—

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution Income	Solution 2030	Solution 2035	Solution 2040
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$109,740,518	$30,692,094	$111,642,112	$33,384,960
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,609,168	1,719,249	8,308,403	1,573,076
Net asset value and redemption price per share	$10.34	$17.85	$13.44	$21.22

Class I
Net assets	$49,084,931	$19,633,562	$73,205,636	$22,586,027
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,609,484	1,055,154	5,248,985	1,021,640
Net asset value and redemption price per share	$10.65	$18.61	$13.95	$22.11

Class S
Net assets	$150,572,860	$19,309,934	$91,848,028	$20,286,862
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	14,308,092	1,048,274	6,699,886	921,073
Net asset value and redemption price per share	$10.52	$18.42	$13.71	$22.03

Class S2
Net assets	$17,911,736	$5,264,705	$31,066,074	$9,596,833
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,741,605	291,452	2,325,634	446,616
Net asset value and redemption price per share	$10.28	$18.06	$13.36	$21.49

Class Z
Net assets	$1,125,698,797	$945,331,301	$1,434,406,416	$1,077,804,873
Shares authorized	300,000,000	100,000,000	300,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	103,795,015	49,905,727	100,613,890	47,895,756
Net asset value and redemption price per share	$10.85	$18.94	$14.26	$22.50

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2045	Solution 2050	Solution 2055	Solution 2060
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$1,416,957,146	$984,015,388	$995,625,354	$660,337,544
Investments in unaffiliated underlying funds at fair value**	70,349,113	19,367,222	19,563,036	12,967,189
Cash	2,171,510	1,829,680	1,666,276	1,089,431
Cash collateral for futures contracts	379,626	255,174	256,325	168,717
Receivables:
Investments in affiliated underlying funds sold	–	187,006	–	–
Fund shares sold	483,664	58,730	624,757	453,624
Interest	5,093	5,395	4,993	3,265
Prepaid expenses	4,467	3,004	2,982	1,907
Reimbursement due from Investment Adviser	292,461	195,890	194,693	136,535
Other assets	18,745	8,016	9,361	4,229
Total assets	1,490,661,825	1,005,925,505	1,017,947,777	675,162,441

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	447,830	2	593,985	417,691
Payable for investments in unaffiliated underlying funds purchased	27,843	5,886	5,437	14,521
Payable for fund shares redeemed	17,159	247,624	24,769	21,455
Variation margin payable on futures contracts	34,738	23,307	23,399	15,368
Payable for investment management fees	264,170	173,900	175,662	116,312
Payable for distribution and shareholder service fees	67,360	18,210	44,002	14,043
Payable to directors under the deferred compensation plan (Note 6)	18,745	8,016	9,361	4,229
Payable for directors fees	3,452	2,321	2,327	83
Other accrued expenses and liabilities	100,273	57,818	78,550	46,710
Total liabilities	981,570	537,084	957,492	650,412
NET ASSETS	$1,489,680,255	$1,005,388,421	$1,016,990,285	$674,512,029

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,041,745,495	$699,013,708	$701,299,461	$480,777,326
Total distributable earnings	447,934,760	306,374,713	315,690,824	193,734,703
NET ASSETS	$1,489,680,255	$1,005,388,421	$1,016,990,285	$674,512,029

* Cost of investments in affiliated underlying funds	$1,074,397,872	$748,606,364	$756,080,133	$510,263,285
** Cost of investments in unaffiliated underlying funds	$69,220,362	$19,391,988	$19,587,994	$12,985,347

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2045	Solution 2050	Solution 2055	Solution 2060
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$103,590,407	$28,228,985	$63,701,839	$23,600,166
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,789,939	1,226,785	3,013,719	1,266,496
Net asset value and redemption price per share	$15.26	$23.01	$21.14	$18.63

Class I
Net assets	$65,938,336	$28,164,370	$71,745,213	$55,515,759
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,113,683	1,179,848	3,265,530	2,887,937
Net asset value and redemption price per share	$16.03	$23.87	$21.97	$19.22

Class S
Net assets	$66,241,176	$14,214,600	$45,154,428	$10,321,617
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,223,130	597,904	2,091,531	544,418
Net asset value and redemption price per share	$15.69	$23.77	$21.59	$18.96

Class S2
Net assets	$28,243,934	$9,492,872	$21,830,805	$5,730,591
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,855,989	409,758	1,028,632	305,320
Net asset value and redemption price per share	$15.22	$23.17	$21.22	$18.77

Class Z
Net assets	$1,225,666,402	$925,287,594	$814,558,000	$579,343,896
Shares authorized	300,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	74,856,447	38,143,198	36,346,635	29,640,305
Net asset value and redemption price per share	$16.37	$24.26	$22.41	$19.55

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya Index	Voya Index
	Solution 2065	Solution 2070
	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$215,403,045	$5,264,955
Investments in unaffiliated underlying funds at fair value**	4,217,089	101,614
Short-term investments at fair value†	–	3,821
Cash	307,063	–
Cash collateral for futures contracts	50,990	–
Receivables:
Fund shares sold	213,830	8,815
Interest	922	–
Prepaid expenses	531	–
Prepaid offering expense	–	8,059
Reimbursement due from Investment Adviser	44,082	3,945
Other assets	907	5
Total assets	220,238,459	5,391,214

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	150,743	8,618
Payable for investments in unaffiliated underlying funds purchased	8,741	151
Payable for fund shares redeemed	55,843	–
Variation margin payable on futures contracts	4,656	–
Payable for investment management fees	37,709	876
Payable for distribution and shareholder service fees	5,404	547
Payable to directors under the deferred compensation plan (Note 6)	907	5
Payable for directors fees	21	–
Other accrued expenses and liabilities	21,008	15,852
Total liabilities	285,032	26,049
NET ASSETS	$219,953,427	$5,365,165

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$165,594,343	$5,088,851
Total distributable earnings	54,359,084	276,314
NET ASSETS	$219,953,427	$5,365,165

* Cost of investments in affiliated underlying funds	$177,953,271	$5,011,155
** Cost of investments in unaffiliated underlying funds	$4,224,362	$102,256
† Cost of short-term investments	$—	$3,821

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya Index	Voya Index
	Solution 2065	Solution 2070
	Portfolio	Portfolio
Class ADV
Net assets	$7,888,047	$606,550
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	493,812	56,401
Net asset value and redemption price per share	$15.97	$10.75

Class I
Net assets	$30,833,705	$846,851
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,900,823	78,605
Net asset value and redemption price per share	$16.22	$10.77

Class S
Net assets	$5,634,648	$609,227
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	350,191	56,588
Net asset value and redemption price per share	$16.09	$10.77

Class S2
Net assets	$2,699,684	$492,032
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	168,632	45,733
Net asset value and redemption price per share	$16.01	$10.76

Class Z
Net assets	$172,897,343	$2,810,505
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	10,590,945	260,899
Net asset value and redemption price per share	$16.33	$10.77

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution Income	Solution 2030	Solution 2035	Solution 2040
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$25,492,337	$24,618,762	$37,980,518	$21,433,617
Dividends from unaffiliated underlying funds	7,538,422	3,617,770	4,175,788	2,737,695
Interest	10,385	66,893	90,710	70,060
Other	6,000	6,509	11,009	7,188
Total investment income	33,047,144	28,309,934	42,258,025	24,248,560

EXPENSES:
Investment management fees	2,154,158	2,096,650	3,458,101	2,264,401
Distribution and shareholder service fees:
Class ADV	304,051	154,999	547,962	152,825
Class S	274,034	44,353	221,150	45,054
Class S2	34,008	18,191	111,599	32,537
Transfer agent fees:
Class ADV	21,908	20,158	49,338	24,152
Class I	9,335	10,427	28,628	14,540
Class S	39,492	11,536	39,824	14,239
Class S2	3,062	2,956	12,560	6,408
Class Z	210	263	247	292
Shareholder reporting expense	3,407	4,314	6,880	3,816
Professional fees	49,850	77,600	130,015	86,315
Custody and accounting expense	34,078	55,324	92,630	56,795
Directors fees	23,130	24,222	41,084	26,896
Miscellaneous expense	40,378	63,171	102,457	74,376
Total expenses	2,991,101	2,584,164	4,842,475	2,802,646
Waived and reimbursed fees	(2,280,575)	(2,280,856)	(3,762,710)	(2,468,344)
Net expenses	710,526	303,308	1,079,765	334,302
Net investment income	32,336,618	28,006,626	41,178,260	23,914,258

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	35,007,927	39,606,848	72,650,551	49,267,426
Sale of unaffiliated underlying funds	(745,490)	(1,198,664)	(1,649,184)	(1,033,349)
Capital gain distributions from affiliated underlying funds	5,818,082	18,044,428	35,174,933	25,260,334
Futures	(317,816)	(519,120)	(885,059)	269,487
Net realized gain	39,762,703	55,933,492	105,291,241	73,763,898
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	26,693,070	53,809,834	113,132,445	88,972,966
Unaffiliated underlying funds	2,430,842	1,660,648	1,196,030	757,336
Futures	—	—	—	(142,407)
Net change in unrealized appreciation (depreciation)	29,123,912	55,470,482	114,328,475	89,587,895
Net realized and unrealized gain	68,886,615	111,403,974	219,619,716	163,351,793
Increase in net assets resulting from operations	$101,223,233	$139,410,600	$260,797,976	$187,266,051

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2045	Solution 2050	Solution 2055	Solution 2060
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$24,628,415	$16,659,528	$16,422,802	$10,643,211
Dividends from unaffiliated underlying funds	2,901,905	388,108	390,177	255,367
Interest	89,368	57,106	53,949	32,355
Other	9,204	6,180	6,185	3,988
Total investment income	27,628,892	17,110,922	16,873,113	10,934,921

EXPENSES:
Investment management fees	2,879,065	1,880,498	1,885,219	1,226,200
Distribution and shareholder service fees:
Class ADV	486,215	129,026	289,399	106,391
Class S	161,462	33,062	110,452	24,538
Class S2	98,635	32,364	74,229	18,904
Transfer agent fees:
Class ADV	52,646	20,658	45,176	15,553
Class I	32,065	19,479	48,822	34,570
Class S	35,015	10,587	34,484	7,174
Class S2	13,293	6,477	14,484	3,454
Class Z	207	438	382	476
Shareholder reporting expense	8,022	7,650	8,338	5,057
Professional fees	108,115	76,976	76,980	53,917
Custody and accounting expense	70,864	52,435	47,615	34,364
Directors fees	34,525	23,206	23,265	25,129
Miscellaneous expense	92,016	67,759	71,065	42,372
Total expenses	4,072,145	2,360,615	2,729,910	1,598,099
Waived and reimbursed fees	(3,135,559)	(2,064,109)	(2,066,456)	(1,356,533)
Net expenses	936,586	296,506	663,454	241,566
Net investment income	26,692,306	16,814,416	16,209,659	10,693,355

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	67,579,558	48,173,438	45,062,131	28,394,798
Sale of unaffiliated underlying funds	(1,042,768)	(751,312)	(747,423)	(474,679)
Capital gain distributions from affiliated underlying funds	35,752,264	25,820,167	26,056,356	16,938,393
Futures	359,700	246,720	255,421	153,082
Net realized gain	102,648,754	73,489,013	70,626,485	45,011,594
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	125,341,168	85,355,015	90,325,686	60,125,691
Unaffiliated underlying funds	553,554	(24,765)	(24,958)	(18,158)
Futures	(184,640)	(123,821)	(124,430)	(81,589)
Net change in unrealized appreciation (depreciation)	125,710,082	85,206,429	90,176,298	60,025,944
Net realized and unrealized gain	228,358,836	158,695,442	160,802,783	105,037,538
Increase in net assets resulting from operations	$255,051,142	$175,509,858	$177,012,442	$115,730,893

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya Index	Voya Index
	Solution 2065	Solution 2070
	Portfolio	Portfolio
		August 8, 2025(1)
		to December 31,
		2025
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,125,428	$1,992
Dividends from unaffiliated underlying funds	79,015	1,055
Interest	4,190	11
Other	1,162	—
Total investment income	3,209,795	3,058

EXPENSES:
Investment management fees	369,624	3,266
Distribution and shareholder service fees:
Class ADV	31,257	1,007
Class S	13,870	549
Class S2	7,969	741
Transfer agent fees:
Class ADV	6,264	23
Class I	23,597	26
Class S	5,560	25
Class S2	1,996	21
Class Z	291	23
Shareholder reporting expense	4,190	23
Professional fees	16,148	2,985
Custody and accounting expense	15,296	1,175
Directors fees	6,825	36
Offering expense	—	5,192
Miscellaneous expense	14,671	1,175
Total expenses	517,558	16,267
Waived and reimbursed fees	(418,171)	(13,796)
Net expenses	99,387	2,471
Net investment income	3,110,408	587

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	8,879,052	23,312
Sale of unaffiliated underlying funds	(128,127)	624
Capital gain distributions from affiliated underlying funds	5,098,655	—
Futures	53,173	—
Net realized gain	13,902,753	23,936
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	18,610,354	253,800
Unaffiliated underlying funds	(7,273)	(642)
Futures	(24,781)	—
Net change in unrealized appreciation (depreciation)	18,578,300	253,158
Net realized and unrealized gain	32,481,053	277,094
Increase in net assets resulting from operations	$35,591,461	$277,681

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution Income Portfolio		Solution 2030 Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$32,336,618	$22,083,350	$28,006,626	$25,754,074
Net realized gain	39,762,703	25,282,275	55,933,492	43,769,068
Net change in unrealized appreciation (depreciation)	29,123,912	(3,415,550)	55,470,482	24,792,634
Increase in net assets resulting from operations	101,223,233	43,950,075	139,410,600	94,315,776

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(946,571)	(1,477,410)	(738,194)	(400,420)
Class I	(441,534)	(357,946)	(458,125)	(173,276)
Class S	(3,104,998)	(2,347,383)	(470,694)	(183,318)
Class S2	(69,988)	(590,384)	(84,219)	(274,214)
Class Z	(17,999,315)	(13,758,043)	(25,498,700)	(12,626,860)
Total distributions	(22,562,406)	(18,531,166)	(27,249,932)	(13,658,088)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	28,044,606	27,652,427	77,189,317	75,354,103
Proceeds from shares issued in merger (Note 13)	934,949,568	—	—	—
Reinvestment of distributions	22,562,406	18,531,166	27,249,932	13,658,088
	985,556,580	46,183,593	104,439,249	89,012,191
Cost of shares redeemed	(187,617,772)	(178,616,214)	(129,541,838)	(150,989,030)
Net increase (decrease) in net assets resulting from capital share transactions	797,938,808	(132,432,621)	(25,102,589)	(61,976,839)
Net increase (decrease) in net assets	876,599,635	(107,013,712)	87,058,079	18,680,849

NET ASSETS:
Beginning of year or period	576,409,207	683,422,919	933,173,517	914,492,668
End of year or period	$1,453,008,842	$576,409,207	$1,020,231,596	$933,173,517

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution 2035 Portfolio		Solution 2040 Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$41,178,260	$37,863,660	$23,914,258	$21,331,183
Net realized gain	105,291,241	73,812,011	73,763,898	43,736,653
Net change in unrealized appreciation (depreciation)	114,328,475	66,617,451	89,587,895	59,368,972
Increase in net assets resulting from operations	260,797,976	178,293,122	187,266,051	124,436,808

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(2,233,026)	(773,280)	(540,042)	(55,147)
Class I	(1,581,285)	(612,456)	(403,842)	(86,724)
Class S	(2,041,289)	(764,825)	(345,025)	(66,659)
Class S2	(608,412)	(423,046)	(159,280)	(20,331)
Class Z	(34,230,683)	(13,388,484)	(21,919,900)	(6,261,149)
Total distributions	(40,694,695)	(15,962,091)	(23,368,089)	(6,490,010)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	110,544,396	118,541,463	88,521,026	85,508,929
Reinvestment of distributions	40,694,695	15,962,091	23,368,089	6,490,010
	151,239,091	134,503,554	111,889,115	91,998,939
Cost of shares redeemed	(198,483,294)	(229,055,781)	(126,795,797)	(117,000,219)
Net decrease in net assets resulting from capital share transactions	(47,244,203)	(94,552,227)	(14,906,682)	(25,001,280)
Net increase in net assets	172,859,078	67,778,804	148,991,280	92,945,518

NET ASSETS:
Beginning of year or period	1,569,309,188	1,501,530,384	1,014,668,275	921,722,757
End of year or period	$1,742,168,266	$1,569,309,188	$1,163,659,555	$1,014,668,275

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution 2045 Portfolio		Solution 2050 Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$26,692,306	$24,560,366	$16,814,416	$15,053,605
Net realized gain	102,648,754	65,515,477	73,489,013	34,878,253
Net change in unrealized appreciation (depreciation)	125,710,082	84,027,784	85,206,429	65,030,232
Increase in net assets resulting from operations	255,051,142	174,103,627	175,509,858	114,962,090

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(1,539,896)	—	(361,025)	—
Class I	(1,203,370)	(221,823)	(440,074)	(42,367)
Class S	(1,149,075)	(126,638)	(199,596)	(1,522)
Class S2	(401,347)	(49,664)	(125,574)	—
Class Z	(23,072,247)	(4,621,941)	(15,803,179)	(2,318,693)
Total distributions	(27,365,935)	(5,020,066)	(16,929,448)	(2,362,582)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	92,894,920	107,239,813	77,104,549	82,690,445
Reinvestment of distributions	27,365,935	5,020,066	16,929,448	2,362,582
	120,260,855	112,259,879	94,033,997	85,053,027
Cost of shares redeemed	(149,050,628)	(183,684,499)	(115,314,976)	(76,281,225)
Net increase (decrease) in net assets resulting from capital share transactions	(28,789,773)	(71,424,620)	(21,280,979)	8,771,802
Net increase in net assets	198,895,434	97,658,941	137,299,431	121,371,310

NET ASSETS:
Beginning of year or period	1,290,784,821	1,193,125,880	868,088,990	746,717,680
End of year or period	$1,489,680,255	$1,290,784,821	$1,005,388,421	$868,088,990

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution 2055 Portfolio		Solution 2060 Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$16,209,659	$14,686,340	$10,693,355	$8,973,950
Net realized gain	70,626,485	42,243,172	45,011,594	21,215,219
Net change in unrealized appreciation (depreciation)	90,176,298	61,537,740	60,025,944	40,252,379
Increase in net assets resulting from operations	177,012,442	118,467,252	115,730,893	70,441,548

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(801,844)	—	(271,157)	—
Class I	(1,126,260)	(96,105)	(784,481)	(58,312)
Class S	(690,567)	—	(138,997)	—
Class S2	(251,932)	—	(65,129)	—
Class Z	(13,763,007)	(1,711,525)	(8,878,317)	(1,050,563)
Total distributions	(16,633,610)	(1,807,630)	(10,138,081)	(1,108,875)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	90,624,812	92,567,917	80,817,469	81,224,827
Reinvestment of distributions	16,633,610	1,807,630	10,138,081	1,108,875
	107,258,422	94,375,547	90,955,550	82,333,702
Cost of shares redeemed	(112,187,074)	(116,869,243)	(67,408,849)	(47,815,269)
Net increase (decrease) in net assets resulting from capital share transactions	(4,928,652)	(22,493,696)	23,546,701	34,518,433
Net increase in net assets	155,450,180	94,165,926	129,139,513	103,851,106

NET ASSETS:
Beginning of year or period	861,540,105	767,374,179	545,372,516	441,521,410
End of year or period	$1,016,990,285	$861,540,105	$674,512,029	$545,372,516

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution 2065 Portfolio		Solution 2070 Portfolio
	Year Ended	Year Ended	August 8, 2025(1)
	December 31,	December 31,	to December 31,
	2025	2024	2025
FROM OPERATIONS:
Net investment income	$3,110,408	$2,066,209	$587
Net realized gain	13,902,753	4,895,058	23,936
Net change in unrealized appreciation (depreciation)	18,578,300	9,326,871	253,158
Increase in net assets resulting from operations	35,591,461	16,288,138	277,681

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(71,179)	(6,233)	(68)
Class I	(332,920)	(19,848)	(212)
Class S	(74,469)	(5,386)	(124)
Class S2	(22,605)	(3,462)	(55)
Class Z	(2,159,430)	(145,545)	(908)
Total distributions	(2,660,603)	(180,474)	(1,367)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	61,374,394	51,601,169	5,345,452
Reinvestment of distributions	2,660,603	180,474	1,367
	64,034,997	51,781,643	5,346,819
Cost of shares redeemed	(22,235,897)	(12,887,709)	(257,968)
Net increase in net assets resulting from capital share transactions	41,799,100	38,893,934	5,088,851
Net increase in net assets	74,729,958	55,001,598	5,365,165

NET ASSETS:
Beginning of year or period	145,223,469	90,221,871	—
End of year or period	$219,953,427	$145,223,469	$5,365,165

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution Income Portfolio
Class ADV
12-31-25	9.62	0.31	•	0.76	1.07	0.35	—	—	0.35	—	10.34	11.30	0.79	0.54		0.54		3.04	109,741	40
12-31-24	9.28	0.29	•	0.29	0.58	0.24	—	—	0.24	—	9.62	6.34	0.80	0.54		0.54		3.00	30,362	28
12-31-23	8.72	0.20	•	0.70	0.90	0.19	0.15	—	0.34	—	9.28	10.46	0.80	0.54		0.54		2.28	62,868	128
12-31-22	11.45	0.16	•	(1.77)	(1.61)	0.26	0.86	—	1.12	—	8.72	(14.57)	0.78	0.71		0.71		1.67	69,320	51
12-31-21	11.27	0.16	•	0.47	0.63	0.16	0.29	—	0.45	—	11.45	5.62	0.80	0.74		0.74		1.40	96,649	30
Class I
12-31-25	9.93	0.37	•	0.78	1.15	0.43	—	—	0.43	—	10.65	11.83	0.29	0.04		0.04		3.54	49,085	40
12-31-24	9.57	0.34	•	0.32	0.66	0.30	—	—	0.30	—	9.93	6.91	0.30	0.04		0.04		3.50	10,828	28
12-31-23	8.99	0.26	•	0.71	0.97	0.24	0.15	—	0.39	—	9.57	11.04	0.30	0.04		0.04		2.78	13,348	128
12-31-22	11.78	0.22	•	(1.82)	(1.60)	0.33	0.86	—	1.19	—	8.99	(14.13)	0.28	0.21		0.21		2.17	11,434	51
12-31-21	11.58	0.22	•	0.48	0.70	0.21	0.29	—	0.50	—	11.78	6.09	0.30	0.24		0.24		1.87	15,867	30
Class S
12-31-25	9.81	0.34	•	0.78	1.12	0.41	—	—	0.41	—	10.52	11.56	0.54	0.29		0.29		3.29	150,573	40
12-31-24	9.46	0.32	•	0.30	0.62	0.27	—	—	0.27	—	9.81	6.62	0.55	0.29		0.29		3.25	81,091	28
12-31-23	8.89	0.23	•	0.70	0.93	0.21	0.15	—	0.36	—	9.46	10.72	0.55	0.29		0.29		2.53	89,413	128
12-31-22	11.65	0.19	•	(1.80)	(1.61)	0.29	0.86	—	1.15	—	8.89	(14.32)	0.53	0.46		0.46		1.92	94,618	51
12-31-21	11.46	0.19	•	0.47	0.66	0.18	0.29	—	0.47	—	11.65	5.81	0.55	0.49		0.49		1.65	131,694	30
Class S2
12-31-25	9.50	0.31	•	0.76	1.07	0.29	—	—	0.29	—	10.28	11.36	0.69	0.44		0.44		3.14	17,912	40
12-31-24	9.17	0.29	•	0.30	0.59	0.26	—	—	0.26	—	9.50	6.49	0.70	0.44		0.44		3.10	2,618	28
12-31-23	8.63	0.21	•	0.69	0.90	0.21	0.15	—	0.36	—	9.17	10.59	0.70	0.44		0.44		2.38	18,715	128
12-31-22	11.36	0.18	•	(1.76)	(1.58)	0.29	0.86	—	1.15	—	8.63	(14.47)	0.68	0.61		0.61		1.81	16,493	51
12-31-21	11.20	0.17	•	0.47	0.64	0.19	0.29	—	0.48	—	11.36	5.69	0.70	0.64		0.64		1.50	18,519	30
Class Z
12-31-25	10.10	0.38	•	0.81	1.19	0.44	—	—	0.44	—	10.85	11.97	0.25	0.00	*	0.00	*	3.58	1,125,699	40
12-31-24	9.73	0.35	•	0.32	0.67	0.30	—	—	0.30	—	10.10	6.97	0.26	0.00	*	0.00	*	3.54	451,511	28
12-31-23	9.16	0.27	•	0.71	0.98	0.26	0.15	—	0.41	—	9.73	10.98	0.26	0.00	*	0.00	*	2.82	499,079	128
12-31-22	11.96	0.24	•	(1.85)	(1.61)	0.33	0.86	—	1.19	—	9.16	(13.94)	0.24	0.00	*	0.00	*	2.38	499,006	51
12-31-21	11.72	0.25	•	0.50	0.75	0.22	0.29	—	0.51	—	11.96	6.41	0.26	0.00	*	0.00	*	2.14	669,150	30
Voya Index Solution 2030 Portfolio Class ADV
12-31-25	15.92	0.40	•	1.93	2.33	0.40	—	—	0.40	—	17.85	14.82	0.80	0.56		0.56		2.36	30,692	26
12-31-24	14.64	0.34	•	1.10	1.44	0.16	—	—	0.16	—	15.92	9.87	0.80	0.56		0.56		2.21	30,508	27
12-31-23	13.69	0.16	•	1.82	1.98	0.27	0.76	—	1.03	—	14.64	14.90	0.80	0.56		0.56		1.10	39,018	131
12-31-22	18.37	0.22	•	(3.23)	(3.01)	0.26	1.41	—	1.67	—	13.69	(16.89)	0.79	0.70		0.70		1.46	38,122	52
12-31-21	17.23	0.18	•	1.84	2.02	0.29	0.59	—	0.88	—	18.37	11.80	0.81	0.74		0.74		1.00	46,915	41
Class I
12-31-25	16.59	0.50	•	2.02	2.52	0.50	—	—	0.50	—	18.61	15.35	0.30	0.06		0.06		2.86	19,634	26
12-31-24	15.24	0.44	•	1.15	1.59	0.24	—	—	0.24	—	16.59	10.46	0.30	0.06		0.06		2.71	12,909	27
12-31-23	14.21	0.23	•	1.91	2.14	0.35	0.76	—	1.11	—	15.24	15.52	0.30	0.06		0.06		1.59	12,731	131
12-31-22	19.02	0.31	•	(3.36)	(3.05)	0.35	1.41	—	1.76	—	14.21	(16.51)	0.29	0.20		0.20		1.97	8,703	52
12-31-21	17.78	0.28	•	1.90	2.18	0.35	0.59	—	0.94	—	19.02	12.40	0.31	0.24		0.24		1.51	10,579	41
Class S
12-31-25	16.43	0.45	•	2.00	2.45	0.46	—	—	0.46	—	18.42	15.09	0.55	0.31		0.31		2.61	19,310	26
12-31-24	15.10	0.39	•	1.14	1.53	0.20	—	—	0.20	—	16.43	10.17	0.55	0.31		0.31		2.46	16,313	27
12-31-23	14.10	0.20	•	1.88	2.08	0.32	0.76	—	1.08	—	15.10	15.17	0.55	0.31		0.31		1.35	15,761	131

See Accompanying Notes to Financial Statements

17

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2030 Portfolio (continued)
Class S (continued)
12-31-22	18.85	0.27	•	(3.33)	(3.06)	0.28	1.41	—	1.69	—	14.10	(16.70)	0.54	0.45		0.45		1.68	12,262	52
12-31-21	17.63	0.23	•	1.90	2.13	0.32	0.59	—	0.91	—	18.85	12.18	0.56	0.49		0.49		1.24	20,843	41
Class S2
12-31-25	16.01	0.42	•	1.95	2.37	0.32	—	—	0.32	—	18.06	14.92	0.70	0.46		0.46		2.46	5,265	26
12-31-24	14.73	0.36	•	1.11	1.47	0.19	—	—	0.19	—	16.01	10.00	0.70	0.46		0.46		2.31	4,479	27
12-31-23	13.78	0.17	•	1.84	2.01	0.30	0.76	—	1.06	—	14.73	15.03	0.70	0.46		0.46		1.19	19,520	131
12-31-22	18.51	0.24	•	(3.27)	(3.03)	0.29	1.41	—	1.70	—	13.78	(16.87)	0.69	0.60		0.60		1.57	13,090	52
12-31-21	17.35	0.20	•	1.87	2.07	0.32	0.59	—	0.91	—	18.51	12.01	0.71	0.64		0.64		1.12	14,118	41
Class Z
12-31-25	16.88	0.52	•	2.05	2.57	0.51	—	—	0.51	—	18.94	15.44	0.24	0.00	*	0.00	*	2.92	945,331	26
12-31-24	15.50	0.45	•	1.17	1.62	0.24	—	—	0.24	—	16.88	10.54	0.24	0.00	*	0.00	*	2.77	868,965	27
12-31-23	14.43	0.25	•	1.93	2.18	0.35	0.76	—	1.11	—	15.50	15.52	0.24	0.00	*	0.00	*	1.65	827,463	131
12-31-22	19.25	0.35	•	(3.40)	(3.05)	0.36	1.41	—	1.77	—	14.43	(16.31)	0.23	0.00	*	0.00	*	2.16	725,202	52
12-31-21	17.96	0.33	•	1.92	2.25	0.37	0.59	—	0.96	—	19.25	12.64	0.25	0.00	*	0.00	*	1.76	850,871	41
Voya Index Solution 2035 Portfolio Class ADV
12-31-25	11.77	0.25	•	1.68	1.93	0.26	—	—	0.26	—	13.44	16.59	0.78	0.55		0.55		2.02	111,642	25
12-31-24	10.62	0.22	•	1.00	1.22	0.07	—	—	0.07	—	11.77	11.52	0.78	0.55		0.55		1.94	109,095	23
12-31-23	9.86	0.07	•	1.53	1.60	0.16	0.68	—	0.84	—	10.62	16.70	0.78	0.55		0.55		0.70	128,914	128
12-31-22	13.59	0.15	•	(2.54)	(2.39)	0.16	1.18	—	1.34	—	9.86	(18.14)	0.77	0.70		0.70		1.37	125,263	41
12-31-21	12.69	0.12	•	1.58	1.70	0.19	0.61	—	0.80	—	13.59	13.56	0.80	0.74		0.74		0.89	169,629	38
Class I
12-31-25	12.21	0.33	•	1.74	2.07	0.33	—	—	0.33	—	13.95	17.19	0.28	0.05		0.05		2.52	73,206	25
12-31-24	11.01	0.29	•	1.04	1.33	0.13	—	—	0.13	—	12.21	12.12	0.28	0.05		0.05		2.44	59,776	23
12-31-23	10.20	0.13	•	1.58	1.71	0.22	0.68	—	0.90	—	11.01	17.26	0.28	0.05		0.05		1.20	64,960	128
12-31-22	14.03	0.22	•	(2.64)	(2.42)	0.23	1.18	—	1.41	—	10.20	(17.76)	0.27	0.20		0.20		1.89	50,433	41
12-31-21	13.07	0.19	•	1.64	1.83	0.26	0.61	—	0.87	—	14.03	14.17	0.30	0.24		0.24		1.40	60,969	38
Class S
12-31-25	12.01	0.29	•	1.71	2.00	0.30	—	—	0.30	—	13.71	16.85	0.53	0.30		0.30		2.27	91,848	25
12-31-24	10.83	0.25	•	1.03	1.28	0.10	—	—	0.10	—	12.01	11.85	0.53	0.30		0.30		2.19	90,844	23
12-31-23	10.05	0.10	•	1.55	1.65	0.19	0.68	—	0.87	—	10.83	16.92	0.53	0.30		0.30		0.95	94,815	128
12-31-22	13.83	0.18	•	(2.59)	(2.41)	0.19	1.18	—	1.37	—	10.05	(17.95)	0.52	0.45		0.45		1.59	82,072	41
12-31-21	12.90	0.16	•	1.61	1.77	0.23	0.61	—	0.84	—	13.83	13.87	0.55	0.49		0.49		1.16	114,671	38
Class S2
12-31-25	11.70	0.26	•	1.67	1.93	0.27	—	—	0.27	—	13.36	16.63	0.68	0.45		0.45		2.12	31,066	25
12-31-24	10.55	0.23	•	1.01	1.24	0.09	—	—	0.09	—	11.70	11.77	0.68	0.45		0.45		2.04	25,215	23
12-31-23	9.81	0.08	•	1.52	1.60	0.18	0.68	—	0.86	—	10.55	16.82	0.68	0.45		0.45		0.80	47,748	128
12-31-22	13.54	0.17	•	(2.55)	(2.38)	0.17	1.18	—	1.35	—	9.81	(18.10)	0.67	0.60		0.60		1.54	36,931	41
12-31-21	12.66	0.13	•	1.58	1.71	0.22	0.61	—	0.83	—	13.54	13.65	0.70	0.64		0.64		0.96	40,801	38
Class Z
12-31-25	12.48	0.34	•	1.78	2.12	0.34	—	—	0.34	—	14.26	17.18	0.23	0.00	*	0.00	*	2.57	1,434,406	25
12-31-24	11.25	0.30	•	1.06	1.36	0.13	—	—	0.13	—	12.48	12.15	0.23	0.00	*	0.00	*	2.49	1,284,380	23
12-31-23	10.41	0.14	•	1.62	1.76	0.24	0.68	—	0.92	—	11.25	17.41	0.23	0.00	*	0.00	*	1.26	1,165,093	128
12-31-22	14.27	0.25	•	(2.69)	(2.44)	0.24	1.18	—	1.42	—	10.41	(17.62)	0.23	0.00	*	0.00	*	2.11	954,048	41
12-31-21	13.26	0.23	•	1.66	1.89	0.27	0.61	—	0.88	—	14.27	14.41	0.24	0.00	*	0.00	*	1.67	1,084,762	38
Voya Index Solution 2040 Portfolio Class ADV
12-31-25	18.26	0.33	•	2.98	3.31	0.35	—	—	0.35	—	21.22	18.26	0.81	0.58		0.58		1.67	33,385	25

See Accompanying Notes to Financial Statements

18

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2040 Portfolio (continued)
Class ADV (continued)
12-31-24	16.19	0.28	•	1.82	2.10	0.03	—	—	0.03	—	18.26	13.01	0.81	0.58		0.58		1.60	27,535	22
12-31-23	14.86	0.04	•	2.60	2.64	0.24	1.07	—	1.31	—	16.19	18.24	0.81	0.58		0.58		0.25	28,769	126
12-31-22	20.52	0.23	•	(3.91)	(3.68)	0.21	1.77	—	1.98	—	14.86	(18.48)	0.81	0.70		0.70		1.36	25,195	40
12-31-21	18.49	0.16	•	2.76	2.92	0.25	0.64	—	0.89	—	20.52	15.95	0.84	0.74		0.74		0.83	28,989	35
Class I
12-31-25	19.00	0.44	•	3.11	3.55	0.44	—	—	0.44	—	22.11	18.87	0.31	0.08		0.08		2.17	22,586	25
12-31-24	16.84	0.38	•	1.90	2.28	0.12	—	—	0.12	—	19.00	13.56	0.31	0.08		0.08		2.10	14,695	22
12-31-23	15.40	0.12	•	2.70	2.82	0.31	1.07	—	1.38	—	16.84	18.87	0.31	0.08		0.08		0.75	14,792	126
12-31-22	21.19	0.32	•	(4.04)	(3.72)	0.30	1.77	—	2.07	—	15.40	(18.08)	0.31	0.20		0.20		1.87	9,800	40
12-31-21	19.04	0.28	•	2.85	3.13	0.34	0.64	—	0.98	—	21.19	16.58	0.34	0.24		0.24		1.35	9,660	35
Class S
12-31-25	18.94	0.39	•	3.10	3.49	0.40	—	—	0.40	—	22.03	18.58	0.56	0.33		0.33		1.92	20,287	25
12-31-24	16.79	0.34	•	1.89	2.23	0.08	—	—	0.08	—	18.94	13.29	0.56	0.33		0.33		1.85	16,932	22
12-31-23	15.36	0.08	•	2.69	2.77	0.27	1.07	—	1.34	—	16.79	18.56	0.56	0.33		0.33		0.50	14,682	126
12-31-22	21.12	0.26	•	(4.01)	(3.75)	0.24	1.77	—	2.01	—	15.36	(18.30)	0.56	0.45		0.45		1.51	11,600	40
12-31-21	18.99	0.23	•	2.84	3.07	0.30	0.64	—	0.94	—	21.12	16.30	0.59	0.49		0.49		1.12	16,775	35
Class S2
12-31-25	18.50	0.35	•	3.02	3.37	0.38	—	—	0.38	—	21.49	18.37	0.71	0.48		0.48		1.77	9,597	25
12-31-24	16.41	0.30	•	1.85	2.15	0.06	—	—	0.06	—	18.50	13.11	0.71	0.48		0.48		1.70	6,629	22
12-31-23	15.04	0.05	•	2.65	2.70	0.26	1.07	—	1.33	—	16.41	18.47	0.71	0.48		0.48		0.35	5,657	126
12-31-22	20.73	0.25	•	(3.96)	(3.71)	0.21	1.77	—	1.98	—	15.04	(18.43)	0.71	0.60		0.60		1.49	4,152	40
12-31-21	18.68	0.18	•	2.80	2.98	0.29	0.64	—	0.93	—	20.73	16.09	0.74	0.64		0.64		0.89	4,354	35
Class Z
12-31-25	19.34	0.47	•	3.15	3.62	0.46	—	—	0.46	—	22.50	18.91	0.23	0.00	*	0.00	*	2.25	1,077,805	25
12-31-24	17.13	0.41	•	1.93	2.34	0.13	—	—	0.13	—	19.34	13.68	0.23	0.00	*	0.00	*	2.19	948,878	22
12-31-23	15.66	0.14	•	2.75	2.89	0.35	1.07	—	1.42	—	17.13	18.96	0.23	0.00	*	0.00	*	0.82	857,824	126
12-31-22	21.49	0.36	•	(4.10)	(3.74)	0.32	1.77	—	2.09	—	15.66	(17.93)	0.23	0.00	*	0.00	*	2.06	679,923	40
12-31-21	19.27	0.33	•	2.89	3.22	0.36	0.64	—	1.00	—	21.49	16.86	0.24	0.00	*	0.00	*	1.60	760,148	35
Voya Index Solution 2045 Portfolio Class ADV
12-31-25	12.97	0.20	•	2.31	2.51	0.22	—	—	0.22	—	15.26	19.53	0.79	0.56		0.56		1.44	103,590	26
12-31-24	11.36	0.18	•	1.43	1.61	—	—	—	—	—	12.97	14.17	0.79	0.56		0.56		1.44	92,650	22
12-31-23	10.46	(0.00	)*•	1.95	1.95	0.16	0.89	—	1.05	—	11.36	19.21	0.80	0.57		0.57		(0.01)	102,369	127
12-31-22	14.77	0.15	•	(2.81)	(2.66)	0.13	1.52	—	1.65	—	10.46	(18.60)	0.79	0.70		0.70		1.26	93,516	39
12-31-21	13.31	0.11	•	2.16	2.27	0.19	0.62	—	0.81	—	14.77	17.25	0.81	0.74		0.74		0.73	132,543	38
Class I
12-31-25	13.62	0.29	•	2.42	2.71	0.30	—	—	0.30	—	16.03	20.07	0.29	0.06		0.06		1.94	65,938	26
12-31-24	11.92	0.25	•	1.51	1.76	0.06	—	—	0.06	—	13.62	14.78	0.29	0.06		0.06		1.94	52,822	22
12-31-23	10.93	0.06	•	2.04	2.10	0.22	0.89	—	1.11	—	11.92	19.83	0.30	0.07		0.07		0.49	60,301	127
12-31-22	15.37	0.23	•	(2.94)	(2.71)	0.21	1.52	—	1.73	—	10.93	(18.19)	0.29	0.20		0.20		1.81	47,575	39
12-31-21	13.81	0.19	•	2.24	2.43	0.25	0.62	—	0.87	—	15.37	17.86	0.31	0.24		0.24		1.25	54,110	38
Class S
12-31-25	13.33	0.24	•	2.38	2.62	0.26	—	—	0.26	—	15.69	19.84	0.54	0.31		0.31		1.69	66,241	26
12-31-24	11.67	0.22	•	1.47	1.69	0.03	—	—	0.03	—	13.33	14.45	0.54	0.31		0.31		1.69	65,529	22
12-31-23	10.72	0.03	•	2.00	2.03	0.19	0.89	—	1.08	—	11.67	19.54	0.55	0.32		0.32		0.24	64,053	127
12-31-22	15.09	0.18	•	(2.87)	(2.69)	0.16	1.52	—	1.68	—	10.72	(18.40)	0.54	0.45		0.45		1.46	54,086	39
12-31-21	13.58	0.15	•	2.20	2.35	0.22	0.62	—	0.84	—	15.09	17.56	0.56	0.49		0.49		1.02	84,023	38

See Accompanying Notes to Financial Statements

19

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2045 Portfolio (continued)
Class S2
12-31-25	12.93	0.22	•	2.30	2.52	0.23		—	—	0.23		—	15.22	19.61	0.69	0.46		0.46		1.54	28,244	26
12-31-24	11.32	0.19	•	1.43	1.62	0.01		—	—	0.01		—	12.93	14.35	0.69	0.46		0.46		1.54	21,929	22
12-31-23	10.44	0.01	•	1.94	1.95	0.18		0.89	—	1.07		—	11.32	19.29	0.70	0.47		0.47		0.09	37,431	127
12-31-22	14.76	0.17	•	(2.81)	(2.64)	0.16		1.52	—	1.68		—	10.44	(18.49)	0.69	0.60		0.60		1.45	28,510	39
12-31-21	13.32	0.12	•	2.15	2.27	0.21		0.62	—	0.83		—	14.76	17.28	0.71	0.64		0.64		0.85	29,628	38
Class Z
12-31-25	13.90	0.30	•	2.48	2.78	0.31		—	—	0.31		—	16.37	20.16	0.23	0.00	*	0.00	*	2.00	1,225,666	26
12-31-24	12.16	0.27	•	1.53	1.80	0.06		—	—	0.06		—	13.90	14.84	0.23	0.00	*	0.00	*	2.00	1,057,855	22
12-31-23	11.14	0.07	•	2.08	2.15	0.24		0.89	—	1.13		—	12.16	19.93	0.23	0.00	*	0.00	*	0.56	928,971	127
12-31-22	15.62	0.25	•	(2.99)	(2.74)	0.22		1.52	—	1.74		—	11.14	(18.10)	0.23	0.00	*	0.00	*	2.01	733,611	39
12-31-21	14.00	0.23	•	2.27	2.50	0.26		0.62	—	0.88		—	15.62	18.14	0.24	0.00	*	0.00	*	1.52	827,504	38
Voya Index Solution 2050 Portfolio
Class ADV
12-31-25	19.45	0.26	•	3.60	3.86	0.30		—	—	0.30		—	23.01	19.97	0.81	0.58		0.58		1.26	28,229	26
12-31-24	16.96	0.24	•	2.25	2.49	—		—	—	—		—	19.45	14.68	0.81	0.59		0.59		1.27	23,714	22
12-31-23	15.39	(0.04	)•	2.99	2.95	0.21		1.17	—	1.38		—	16.96	19.68	0.84	0.62		0.62		(0.22)	21,757	122
12-31-22	21.29	0.22	•	(4.10)	(3.88)	0.16		1.86	—	2.02		—	15.39	(18.70)	0.85	0.72		0.72		1.25	17,963	34
12-31-21	18.85	0.15	•	3.06	3.21	0.23		0.54	—	0.77		—	21.29	17.22	0.87	0.74		0.74		0.72	23,791	38
Class I
12-31-25	20.15	0.38	•	3.73	4.11	0.39		—	—	0.39		—	23.87	20.58	0.31	0.08		0.08		1.76	28,164	26
12-31-24	17.52	0.34	•	2.33	2.67	0.04		—	—	0.04		—	20.15	15.27	0.31	0.09		0.09		1.77	20,968	22
12-31-23	15.86	0.05	•	3.08	3.13	0.30		1.17	—	1.47		—	17.52	20.23	0.34	0.12		0.12		0.28	18,482	122
12-31-22	21.88	0.32	•	(4.22)	(3.90)	0.26		1.86	—	2.12		—	15.86	(18.29)	0.35	0.22		0.22		1.80	11,849	34
12-31-21	19.33	0.26	•	3.15	3.41	0.32		0.54	—	0.86		—	21.88	17.81	0.37	0.24		0.24		1.23	11,548	38
Class S
12-31-25	20.08	0.33	•	3.70	4.03	0.34		—	—	0.34		—	23.77	20.23	0.56	0.33		0.33		1.51	14,215	26
12-31-24	17.46	0.29	•	2.33	2.62	0.00	•	—	—	0.00	•	—	20.08	15.02	0.56	0.34		0.34		1.52	12,997	22
12-31-23	15.81	0.00	*•	3.07	3.07	0.25		1.17	—	1.42		—	17.46	19.94	0.59	0.37		0.37		0.03	12,363	122
12-31-22	21.78	0.25	•	(4.18)	(3.93)	0.18		1.86	—	2.04		—	15.81	(18.52)	0.60	0.47		0.47		1.40	9,814	34
12-31-21	19.26	0.20	•	3.14	3.34	0.28		0.54	—	0.82		—	21.78	17.50	0.62	0.49		0.49		0.96	15,698	38
Class S2
12-31-25	19.59	0.29	•	3.62	3.91	0.33		—	—	0.33		—	23.17	20.09	0.71	0.48		0.48		1.36	9,493	26
12-31-24	17.06	0.26	•	2.27	2.53	—		—	—	—		—	19.59	14.83	0.71	0.49		0.49		1.37	6,957	22
12-31-23	15.48	(0.02	)•	3.01	2.99	0.24		1.17	—	1.41		—	17.06	19.78	0.74	0.52		0.52		(0.12)	4,841	122
12-31-22	21.41	0.25	•	(4.13)	(3.88)	0.19		1.86	—	2.05		—	15.48	(18.62)	0.75	0.62		0.62		1.44	4,018	34
12-31-21	18.95	0.19	•	3.06	3.25	0.25		0.54	—	0.79		—	21.41	17.33	0.77	0.64		0.64		0.93	3,918	38
Class Z
12-31-25	20.47	0.41	•	3.79	4.20	0.41		—	—	0.41		—	24.26	20.70	0.23	0.00	*	0.00	*	1.84	925,288	26
12-31-24	17.80	0.36	•	2.37	2.73	0.06		—	—	0.06		—	20.47	15.36	0.22	0.00	*	0.00	*	1.85	803,453	22
12-31-23	16.10	0.07	•	3.13	3.20	0.33		1.17	—	1.50		—	17.80	20.38	0.22	0.00	*	0.00	*	0.40	689,274	122
12-31-22	22.16	0.36	•	(4.27)	(3.91)	0.29		1.86	—	2.15		—	16.10	(18.14)	0.23	0.00	*	0.00	*	2.01	512,919	34
12-31-21	19.54	0.32	•	3.18	3.50	0.34		0.54	—	0.88		—	22.16	18.12	0.24	0.00	*	0.00	*	1.48	539,936	38
Voya Index Solution 2055 Portfolio
Class ADV
12-31-25	17.84	0.24	•	3.33	3.57	0.27		—	—	0.27		—	21.14	20.14	0.81	0.58		0.58		1.23	63,702	25
12-31-24	15.54	0.21	•	2.09	2.30	—		—	—	—		—	17.84	14.80	0.81	0.59		0.59		1.24	53,751	25
12-31-23	14.08	(0.04	)•	2.74	2.70	0.22		1.02	—	1.24		—	15.54	19.66	0.85	0.62		0.62		(0.26)	53,819	120
12-31-22	19.61	0.20	•	(3.77)	(3.57)	0.14		1.82	—	1.96		—	14.08	(18.76)	0.84	0.72		0.72		1.22	45,187	34

See Accompanying Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2055 Portfolio (continued)
Class ADV (continued)
12-31-21	17.47	0.13	•	2.87	3.00	0.21	0.65	—	0.86	—	19.61	17.32	0.85	0.74		0.74		0.69	63,321	38
Class I
12-31-25	18.53	0.35	•	3.45	3.80	0.36	—	—	0.36	—	21.97	20.69	0.31	0.08		0.08		1.73	71,745	25
12-31-24	16.09	0.31	•	2.16	2.47	0.03	—	—	0.03	—	18.53	15.38	0.31	0.09		0.09		1.74	55,341	25
12-31-23	14.53	0.04	•	2.84	2.88	0.30	1.02	—	1.32	—	16.09	20.33	0.35	0.12		0.12		0.24	52,451	120
12-31-22	20.20	0.29	•	(3.90)	(3.61)	0.24	1.82	—	2.06	—	14.53	(18.38)	0.34	0.22		0.22		1.78	37,659	34
12-31-21	17.95	0.24	•	2.95	3.19	0.29	0.65	—	0.94	—	20.20	17.95	0.35	0.24		0.24		1.22	42,496	38
Class S
12-31-25	18.22	0.29	•	3.40	3.69	0.32	—	—	0.32	—	21.59	20.38	0.56	0.33		0.33		1.48	45,154	25
12-31-24	15.83	0.26	•	2.13	2.39	—	—	—	—	—	18.22	15.10	0.56	0.34		0.34		1.49	44,077	25
12-31-23	14.32	(0.00	)*•	2.79	2.79	0.26	1.02	—	1.28	—	15.83	20.00	0.60	0.37		0.37		(0.01)	38,902	120
12-31-22	19.90	0.23	•	(3.82)	(3.59)	0.17	1.82	—	1.99	—	14.32	(18.56)	0.59	0.47		0.47		1.43	29,007	34
12-31-21	17.71	0.18	•	2.91	3.09	0.25	0.65	—	0.90	—	19.90	17.64	0.60	0.49		0.49		0.93	43,919	38
Class S2
12-31-25	17.89	0.26	•	3.33	3.59	0.26	—	—	0.26	—	21.22	20.20	0.71	0.48		0.48		1.33	21,831	25
12-31-24	15.57	0.23	•	2.09	2.32	—	—	—	—	—	17.89	14.90	0.71	0.49		0.49		1.34	15,987	25
12-31-23	14.11	(0.02	)•	2.75	2.73	0.25	1.02	—	1.27	—	15.57	19.84	0.75	0.52		0.52		(0.16)	27,217	120
12-31-22	19.67	0.23	•	(3.80)	(3.57)	0.17	1.82	—	1.99	—	14.11	(18.69)	0.74	0.62		0.62		1.41	19,070	34
12-31-21	17.54	0.15	•	2.88	3.03	0.25	0.65	—	0.90	—	19.67	17.43	0.75	0.64		0.64		0.78	20,878	38
Class Z
12-31-25	18.89	0.37	•	3.53	3.90	0.38	—	—	0.38	—	22.41	20.82	0.23	0.00	*	0.00	*	1.81	814,558	25
12-31-24	16.40	0.33	•	2.21	2.54	0.05	—	—	0.05	—	18.89	15.49	0.22	0.00	*	0.00	*	1.83	692,386	25
12-31-23	14.80	0.06	•	2.89	2.95	0.33	1.02	—	1.35	—	16.40	20.44	0.23	0.00	*	0.00	*	0.36	594,985	120
12-31-22	20.51	0.33	•	(3.96)	(3.63)	0.26	1.82	—	2.08	—	14.80	(18.20)	0.23	0.00	*	0.00	*	2.00	439,069	34
12-31-21	18.20	0.29	•	2.99	3.28	0.32	0.65	—	0.97	—	20.51	18.19	0.24	0.00	*	0.00	*	1.49	450,163	38
Voya Index Solution 2060 Portfolio Class ADV
12-31-25	15.71	0.21	•	2.93	3.14	0.22	—	—	0.22	—	18.63	20.10	0.80	0.58		0.58		1.23	23,600	25
12-31-24	13.68	0.19	•	1.84	2.03	—	—	—	—	—	15.71	14.84	0.79	0.57		0.57		1.25	19,038	22
12-31-23	12.27	(0.04	)•	2.40	2.36	0.15	0.80	—	0.95	—	13.68	19.67	0.85	0.62		0.62		(0.27)	16,902	117
12-31-22	16.89	0.17	•	(3.27)	(3.10)	0.11	1.41	—	1.52	—	12.27	(18.84)	0.88	0.72		0.72		1.25	12,814	34
12-31-21	14.80	0.12	•	2.47	2.59	0.13	0.37	—	0.50	—	16.89	17.65	0.91	0.74		0.74		0.72	15,085	37
Class I
12-31-25	16.19	0.30	•	3.02	3.32	0.29	—	—	0.29	—	19.22	20.67	0.30	0.08		0.08		1.73	55,516	25
12-31-24	14.05	0.27	•	1.89	2.16	0.02	—	—	0.02	—	16.19	15.41	0.29	0.07		0.07		1.75	40,482	22
12-31-23	12.56	0.03	•	2.47	2.50	0.21	0.80	—	1.01	—	14.05	20.37	0.35	0.12		0.12		0.23	31,714	117
12-31-22	17.25	0.25	•	(3.35)	(3.10)	0.18	1.41	—	1.59	—	12.56	(18.44)	0.38	0.22		0.22		1.80	20,763	34
12-31-21	15.10	0.21	•	2.51	2.72	0.20	0.37	—	0.57	—	17.25	18.18	0.41	0.24		0.24		1.26	20,267	37
Class S
12-31-25	15.98	0.26	•	2.97	3.23	0.25	—	—	0.25	—	18.96	20.37	0.55	0.33		0.33		1.48	10,322	25
12-31-24	13.88	0.23	•	1.87	2.10	—	—	—	—	—	15.98	15.13	0.54	0.32		0.32		1.50	9,758	22
12-31-23	12.42	(0.00	)*•	2.44	2.44	0.18	0.80	—	0.98	—	13.88	20.08	0.60	0.37		0.37		(0.02)	8,533	117
12-31-22	17.04	0.20	•	(3.30)	(3.10)	0.11	1.41	—	1.52	—	12.42	(18.65)	0.63	0.47		0.47		1.39	6,050	34
12-31-21	14.92	0.15	•	2.51	2.66	0.17	0.37	—	0.54	—	17.04	17.96	0.66	0.49		0.49		0.95	9,659	37
Class S2
12-31-25	15.83	0.23	•	2.94	3.17	0.23	—	—	0.23	—	18.77	20.19	0.70	0.48		0.48		1.33	5,731	25
12-31-24	13.77	0.20	•	1.86	2.06	—	—	—	—	—	15.83	14.96	0.69	0.47		0.47		1.35	4,090	22
12-31-23	12.34	(0.02	)•	2.42	2.40	0.17	0.80	—	0.97	—	13.77	19.86	0.75	0.52		0.52		(0.17)	3,219	117

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2060 Portfolio (continued)
Class S2 (continued)
12-31-22	16.97	0.20	•	(3.31)	(3.11)	0.11		1.41		—	1.52		—	12.34	(18.77)	0.78	0.62		0.62		1.42	2,381	34
12-31-21	14.87	0.13	•	2.49	2.62	0.15		0.37		—	0.52		—	16.97	17.78	0.81	0.64		0.64		0.80	2,296	37
Class Z
12-31-25	16.45	0.32	•	3.08	3.40	0.30		—		—	0.30		—	19.55	20.84	0.23	0.01		0.01		1.80	579,344	25
12-31-24	14.28	0.28	•	1.93	2.21	0.04		—		—	0.04		—	16.45	15.48	0.23	0.00	*	0.00	*	1.81	472,004	22
12-31-23	12.76	0.05	•	2.50	2.55	0.23		0.80		—	1.03		—	14.28	20.46	0.23	0.00	*	0.00	*	0.34	381,153	117
12-31-22	17.48	0.29	•	(3.40)	(3.11)	0.20		1.41		—	1.61		—	12.76	(18.25)	0.24	0.00	*	0.00	*	2.02	260,763	34
12-31-21	15.27	0.25	•	2.55	2.80	0.22		0.37		—	0.59		—	17.48	18.50	0.24	0.00	*	0.00	*	1.49	243,777	37
Voya Index Solution 2065 Portfolio Class ADV
12-31-25	13.43	0.17	•	2.53	2.70	0.13		0.03		—	0.16		—	15.97	20.20	0.83	0.60		0.60		1.16	7,888	25
12-31-24	11.70	0.15	•	1.60	1.75	0.02		—		—	0.02		—	13.43	14.96	0.82	0.58		0.58		1.17	4,834	21
12-31-23	9.76	(0.03	)•	1.97	1.94	—		—		—	—		—	11.70	19.88	0.92	0.66		0.66		(0.31)	3,585	108
12-31-22	12.79	0.12	•	(2.52)	(2.40)	0.12		0.51		—	0.63		—	9.76	(18.86)	1.00	0.73		0.73		1.16	3,367	51
12-31-21	11.58	0.12	•	1.93	2.05	0.08		0.76		—	0.84		—	12.79	17.74	1.12	0.74		0.74		0.92	1,684	42
Class I
12-31-25	13.61	0.25	•	2.57	2.82	0.18		0.03		—	0.21		—	16.22	20.82	0.33	0.10		0.10		1.66	30,834	25
12-31-24	11.80	0.22	•	1.61	1.83	0.02		—		—	0.02		—	13.61	15.51	0.32	0.08		0.08		1.68	17,347	21
12-31-23	9.80	0.02	•	1.98	2.00	—		—		—	—		—	11.80	20.41	0.42	0.16		0.16		0.19	9,140	108
12-31-22	12.82	0.21	•	(2.57)	(2.36)	0.15		0.51		—	0.66		—	9.80	(18.45)	0.50	0.23		0.23		1.97	3,337	51
12-31-21	11.58	0.20	•	1.93	2.13	0.13		0.76		—	0.89		—	12.82	18.45	0.62	0.24		0.24		1.51	1,419	42
Class S
12-31-25	13.51	0.21	•	2.56	2.77	0.16		0.03		—	0.19		—	16.09	20.57	0.58	0.35		0.35		1.41	5,635	25
12-31-24	11.75	0.18	•	1.60	1.78	0.02		—		—	0.02		—	13.51	15.15	0.57	0.33		0.33		1.43	4,623	21
12-31-23	9.77	(0.01	)•	1.99	1.98	—		—		—	—		—	11.75	20.27	0.67	0.41		0.41		(0.06)	3,649	108
12-31-22	12.80	0.17	•	(2.56)	(2.39)	0.13		0.51		—	0.64		—	9.77	(18.71)	0.75	0.48		0.48		1.55	2,156	51
12-31-21	11.58	0.16	•	1.93	2.09	0.11		0.76		—	0.87		—	12.80	18.08	0.87	0.49		0.49		1.21	1,626	42
Class S2
12-31-25	13.45	0.18	•	2.55	2.73	0.14		0.03		—	0.17		—	16.01	20.33	0.73	0.50		0.50		1.26	2,700	25
12-31-24	11.71	0.16	•	1.60	1.76	0.02		—		—	0.02		—	13.45	15.03	0.72	0.48		0.48		1.28	1,506	21
12-31-23	9.76	(0.02	)•	1.97	1.95	—		—		—	—		—	11.71	19.98	0.82	0.56		0.56		(0.21)	1,337	108
12-31-22	12.78	0.16	•	(2.55)	(2.39)	0.12		0.51		—	0.63		—	9.76	(18.74)	0.90	0.63		0.63		1.45	611	51
12-31-21	11.57	0.09	•	1.97	2.06	0.09		0.76		—	0.85		—	12.78	17.87	1.02	0.64		0.64		0.70	428	42
Class Z
12-31-25	13.69	0.26	•	2.60	2.86	0.19		0.03		—	0.22		—	16.33	21.00	0.23	0.00	*	0.00	*	1.76	172,897	25
12-31-24	11.86	0.23	•	1.62	1.85	0.02		—		—	0.02		—	13.69	15.60	0.24	0.00	*	0.00	*	1.76	116,913	21
12-31-23	9.83	0.04	•	1.99	2.03	—		—		—	—		—	11.86	20.65	0.26	0.00	*	0.00	*	0.35	72,511	108
12-31-22	12.85	0.23	•	(2.57)	(2.34)	0.17		0.51		—	0.68		—	9.83	(18.27)	0.30	0.00	*	0.00	*	2.13	34,267	51
12-31-21	11.59	0.22	•	1.94	2.16	0.14		0.76		—	0.90		—	12.85	18.69	0.48	0.00	*	0.00	*	1.72	16,030	42
Voya Index Solution 2070 Portfolio Class ADV
08-08-25(6)-
12-31-25	10.00	(0.01	)•	0.76	0.75	—		0.00	•	—	0.00	•	—	10.75	7.51	1.38	0.52		0.52		(0.33)	607	12
Class I
08-08-25(6)-
12-31-25	10.00	0.01	•	0.76	0.77	0.00	•	0.00	•	—	0.00	•	—	10.77	7.73	0.88	0.02		0.02		0.17	847	12

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Index Solution 2070 Portfolio (continued)
Class S
08-08-25(6)-
12-31-25	10.00	(0.00)	*•	0.77	0.77	0.00	•	0.00	•	—	0.00	•	—	10.77	7.72	1.13	0.27	0.27	(0.08)	609	12
Class S2
08-08-25(6)-
12-31-25	10.00	(0.01	)•	0.77	0.76	—		0.00	•	—	0.00	•	—	10.76	7.61	1.28	0.42	0.42	(0.23)	492	12
Class Z
08-08-25(6)-
12-31-25	10.00	0.01	•	0.76	0.77	0.00	•	0.00	•	—	0.00	•	—	10.77	7.73	0.87	0.01	0.01	0.19	2,811	12

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Portfolio net investment income (loss) ratio to average net assets.
(6)	Commencement of operations.
•	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-five active separate investment series. The ten series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Index Solution Income Portfolio (“Index Solution Income”), Voya Index Solution 2030 Portfolio (“Index Solution 2030”), Voya Index Solution 2035 Portfolio (“Index Solution 2035”), Voya Index Solution 2040 Portfolio (“Index Solution 2040”), Voya Index Solution 2045 Portfolio (“Index Solution 2045”), Voya Index Solution 2050 Portfolio (“Index Solution 2050”), Voya Index Solution 2055 Portfolio (“Index Solution 2055”), Voya Index Solution 2060 Portfolio (“Index Solution 2060”), Voya Index Solution 2065 Portfolio (“Index Solution 2065”) and Voya Index Solution 2070 Portfolio (“Index Solution 2070”), each a diversified series of the Company.

Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, Index Solution 2050, Index Solution 2055, Index Solution 2060, Index Solution 2065, and Index Solution 2070 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”).

The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Service (“Class S”), Service 2 (“Class S2”) and Class Z. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of each of the Portfolios is described in the respective Portfolio’s prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of

24

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks

25

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition.

Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest

26

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended December 31, 2025, certain Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Certain Portfolios had purchased and sold futures contracts on various equity indices. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2025, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below.

	Purchased	Sold
Index Solution Income	$4,583,131	$4,819,969
Index Solution 2030	7,041,483	7,369,990
Index Solution 2035	11,876,958	12,296,685
Index Solution 2040	24,433,485	24,406,338
Index Solution 2045	31,483,164	31,497,254
Index Solution 2050	21,074,351	21,002,993
Index Solution 2055	21,112,884	21,108,886
Index Solution 2060	13,659,048	13,623,022
Index Solution 2065	3,989,774	4,018,576

Please refer to the tables within each respective Portfolios

27

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of Investments for open futures contracts as of December 31, 2025.

H. Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

I.     Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the year ended December 31, 2025, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Index Solution Income	$1,107,110,455	$365,858,694
Index Solution 2030	255,105,795	263,763,983
Index Solution 2035	418,669,289	434,811,793
Index Solution 2040	283,765,772	272,463,497
Index Solution 2045	366,058,395	360,011,313
Index Solution 2050	250,050,201	246,395,193
Index Solution 2055	257,854,474	237,839,106
Index Solution 2060	190,607,254	150,065,222
Index Solution 2065	92,355,726	45,161,681
Index Solution 2070	5,605,952	516,478

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and/or Funding Agreements and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV and S2 of the Portfolios have a plan of distribution (the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each respective Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.

The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S and S2 shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Index Solution Income	24.10%
	Index Solution 2030	15.08
	Index Solution 2035	15.96
	Index Solution 2040	16.87
	Index Solution 2045	18.86
	Index Solution 2050	16.26
	Index Solution 2055	16.69
	Index Solution 2060	20.11

28

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

	Index Solution 2065	12.05
	Index Solution 2070	6.78
Voya Investment Management Company LLC	Index Solution 2070	60.33
Voya Retirement Insurance and Annuity Company	Index Solution Income	75.90
	Index Solution 2030	84.87
	Index Solution 2035	84.03
	Index Solution 2040	83.05
	Index Solution 2045	81.14
	Index Solution 2050	83.73
	Index Solution 2055	83.31
	Index Solution 2060	79.89
	Index Solution 2065	87.95
	Index Solution 2070	32.89

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Index Solution Income	$73,740
Index Solution 2030	45,061
Index Solution 2035	130,297
Index Solution 2040	59,317
Index Solution 2045	132,976
Index Solution 2050	57,164
Index Solution 2055	142,872
Index Solution 2060	60,675
Index Solution 2065	37,341
Index Solution 2070	21

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below.

	Class	Class	Class	Class	Class
Portfolio	ADV	I	S	S2	Z
Index Solution Income	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2030	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2035	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2040	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2045	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2050	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2055	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2060	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2065	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2070	0.74%	0.24%	0.49%	0.64%	0.00%

Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

The Expense Limitation Agreement is contractual through May 1, 2026. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

29

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 8 — LINE OF CREDIT (continued)

The Portfolios did not utilize the line of credit during the year ended December 31, 2025.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Index Solution Income
Class ADV
12/31/2025	326,230	8,364,064	95,517	(1,331,137)	—	7,454,674	3,264,414	83,159,876	946,571	(13,350,685)	—	74,020,176
12/31/2024	285,315	—	155,681	(4,062,604)	—	(3,621,608)	2,702,015	—	1,477,410	(39,383,516)	—	(35,204,091)
Class I
12/31/2025	127,141	3,760,103	43,373	(411,914)	—	3,518,703	1,316,340	38,411,616	441,534	(4,293,428)	—	35,876,062
12/31/2024	203,460	—	36,637	(544,511)	—	(304,414)	2,006,908	—	357,946	(5,345,298)	—	(2,980,444)
Class S
12/31/2025	202,393	7,811,087	308,341	(2,278,282)	—	6,043,539	2,064,039	78,934,847	3,104,998	(23,399,665)	—	60,704,219
12/31/2024	174,798	—	243,000	(1,605,335)	—	(1,187,537)	1,717,714	—	2,347,383	(15,623,283)	—	(11,558,186)
Class S2
12/31/2025	64,163	1,502,630	7,105	(107,812)	—	1,466,086	642,477	14,848,915	69,988	(1,069,842)	—	14,491,538
12/31/2024	514,338	—	63,075	(2,342,795)	—	(1,765,382)	4,820,614	—	590,384	(22,524,594)	—	(17,113,596)
Class Z
12/31/2025	1,984,112	69,172,536	1,735,710	(13,788,667)	—	59,103,691	20,757,336	719,594,314	17,999,315	(145,504,152)	—	612,846,813
12/31/2024	1,640,368	—	1,384,109	(9,604,217)	—	(6,579,740)	16,405,176	—	13,758,043	(95,739,523)	—	(65,576,304)
Index Solution 2030
Class ADV
12/31/2025	277,507	—	43,888	(517,981)	—	(196,586)	4,659,074	—	738,194	(8,791,879)	—	(3,394,611)
12/31/2024	379,242	—	26,001	(1,155,223)	—	(749,980)	5,925,560	—	400,420	(18,246,741)	—	(11,920,761)
Class I
12/31/2025	420,849	—	26,179	(170,083)	—	276,945	7,372,473	—	458,125	(2,991,087)	—	4,839,511
12/31/2024	235,433	—	10,823	(303,620)	—	(57,364)	3,724,958	—	173,276	(4,837,062)	—	(938,828)
Class S
12/31/2025	340,197	—	27,145	(311,906)	—	55,436	5,856,327	—	470,694	(5,422,858)	—	904,163
12/31/2024	297,552	—	11,551	(360,321)	—	(51,218)	4,786,191	—	183,318	(5,704,738)	—	(735,229)
Class S2
12/31/2025	96,998	—	4,951	(90,226)	—	11,723	1,645,481	—	84,219	(1,490,536)	—	239,164
12/31/2024	337,608	—	17,714	(1,400,925)	—	(1,045,603)	5,179,446	—	274,214	(22,547,061)	—	(17,093,401)
Class Z
12/31/2025	3,223,902	—	1,432,511	(6,231,010)	—	(1,574,597)	57,655,962	—	25,498,700	(110,845,478)	—	(27,690,816)
12/31/2024	3,407,488	—	775,606	(6,091,549)	—	(1,908,455)	55,737,948	—	12,626,860	(99,653,428)	—	(31,288,620)
Index Solution 2035
Class ADV
12/31/2025	822,581	—	177,789	(1,959,961)	—	(959,591)	10,278,775	—	2,233,026	(24,515,880)	—	(12,004,079)
12/31/2024	880,445	—	68,432	(3,819,992)	—	(2,871,115)	10,081,306	—	773,280	(44,219,925)	—	(33,365,339)
Class I
12/31/2025	945,100	—	121,544	(712,521)	—	354,123	12,526,119	—	1,581,285	(9,146,541)	—	4,960,863
12/31/2024	558,807	—	52,391	(1,614,463)	—	(1,003,265)	6,586,626	—	612,456	(18,784,497)	—	(11,585,415)
Class S
12/31/2025	585,766	—	159,476	(1,609,730)	—	(864,488)	7,446,113	—	2,041,289	(20,471,927)	—	(10,984,525)
12/31/2024	471,652	—	66,449	(1,726,136)	—	(1,188,035)	5,452,247	—	764,825	(19,935,324)	—	(13,718,252)
Class S2
12/31/2025	296,685	—	48,751	(175,788)	—	169,648	3,707,549	—	608,412	(2,185,341)	—	2,130,620
12/31/2024	795,712	—	37,738	(3,201,395)	—	(2,367,945)	8,778,108	—	423,046	(37,468,320)	—	(28,267,166)
Class Z
12/31/2025	5,814,602	—	2,573,736	(10,721,145)	—	(2,332,807)	76,585,840	—	34,230,683	(142,163,605)	—	(31,347,082)
12/31/2024	7,298,980	—	1,120,375	(9,063,238)	—	(643,883)	87,643,176	—	13,388,484	(108,647,715)	—	(7,616,055)
Index Solution 2040
Class ADV
12/31/2025	358,731	—	27,413	(320,706)	—	65,438	6,850,368	—	540,042	(6,206,405)	—	1,184,005
12/31/2024	308,861	—	3,173	(580,847)	—	(268,813)	5,379,020	—	55,147	(10,373,584)	—	(4,939,417)
Class I
12/31/2025	295,314	—	19,719	(66,804)	—	248,229	6,016,772	—	403,842	(1,368,605)	—	5,052,009
12/31/2024	193,905	—	4,805	(303,718)	—	(105,008)	3,505,808	—	86,724	(5,442,315)	—	(1,849,783)

30

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Index Solution 2040 (continued)
Class S
12/31/2025	182,019	—	16,896	(171,855)	—	27,060	3,714,834	—	345,025	(3,482,531)	—	577,328
12/31/2024	181,961	—	3,701	(166,002)	—	19,660	3,320,691	—	66,659	(2,988,304)	—	399,046
Class S2
12/31/2025	113,197	—	7,988	(32,972)	—	88,213	2,192,781	—	159,280	(636,214)	—	1,715,847
12/31/2024	79,045	—	1,155	(66,589)	—	13,611	1,395,619	—	20,331	(1,182,502)	—	233,448
Class Z
12/31/2025	3,386,775	—	1,051,819	(5,612,020)	—	(1,173,426)	69,746,271	—	21,919,900	(115,102,042)	—	(23,435,871)
12/31/2024	3,899,031	—	341,021	(5,244,623)	—	(1,004,571)	71,907,791	—	6,261,149	(97,013,514)	—	(18,844,574)
Index Solution 2045
Class ADV
12/31/2025	516,397	—	109,290	(978,207)	—	(352,520)	7,203,804	—	1,539,896	(13,654,246)	—	(4,910,546)
12/31/2024	591,250	—	—	(2,460,795)	—	(1,869,545)	7,286,325	—	—	(31,445,231)	—	(24,158,906)
Class I
12/31/2025	457,605	—	81,474	(304,680)	—	234,399	6,623,486	—	1,203,370	(4,561,453)	—	3,265,403
12/31/2024	555,179	—	17,276	(1,753,440)	—	(1,180,985)	7,125,561	—	221,823	(22,011,444)	—	(14,664,060)
Class S
12/31/2025	304,158	—	79,411	(1,075,541)	—	(691,972)	4,343,837	—	1,149,075	(15,436,668)	—	(9,943,756)
12/31/2024	419,379	—	10,059	(1,003,821)	—	(574,383)	5,359,667	—	126,638	(12,768,267)	—	(7,281,962)
Class S2
12/31/2025	237,333	—	28,566	(106,142)	—	159,757	3,304,046	—	401,347	(1,468,052)	—	2,237,341
12/31/2024	541,683	—	4,064	(2,155,278)	—	(1,609,531)	6,540,923	—	49,664	(27,878,136)	—	(21,287,549)
Class Z
12/31/2025	4,817,032	—	1,528,976	(7,572,159)	—	(1,226,151)	71,419,747	—	23,072,247	(113,930,209)	—	(19,438,215)
12/31/2024	6,102,975	—	352,551	(6,752,754)	—	(297,228)	80,927,337	—	4,621,941	(89,581,421)	—	(4,032,143)
Index Solution 2050
Class ADV
12/31/2025	211,872	—	17,046	(221,537)	—	7,381	4,383,107	—	361,025	(4,685,822)	—	58,310
12/31/2024	209,523	—	—	(273,225)	—	(63,702)	3,854,392	—	—	(5,093,721)	—	(1,239,329)
Class I
12/31/2025	187,624	—	20,067	(68,438)	—	139,253	4,022,619	—	440,074	(1,505,842)	—	2,956,851
12/31/2024	252,551	—	2,236	(269,077)	—	(14,290)	4,758,237	—	42,367	(5,072,598)	—	(271,994)
Class S
12/31/2025	134,176	—	9,126	(192,798)	—	(49,496)	2,931,373	—	199,596	(4,175,826)	—	(1,044,857)
12/31/2024	173,156	—	81	(233,837)	—	(60,600)	3,226,902	—	1,522	(4,404,254)	—	(1,175,830)
Class S2
12/31/2025	89,638	—	5,890	(40,997)	—	54,531	1,899,269	—	125,574	(861,001)	—	1,163,842
12/31/2024	99,555	—	—	(28,120)	—	71,435	1,862,776	—	—	(523,671)	—	1,339,105
Class Z
12/31/2025	2,904,822	—	709,299	(4,716,711)	—	(1,102,590)	63,868,181	—	15,803,179	(104,086,485)	—	(24,415,125)
12/31/2024	3,556,023	—	120,452	(3,152,528)	—	523,947	68,988,138	—	2,318,693	(61,186,981)	—	10,119,850
Index Solution 2055
Class ADV
12/31/2025	338,811	—	41,226	(378,472)	—	1,565	6,501,997	—	801,844	(7,293,252)	—	10,589
12/31/2024	388,433	—	—	(839,251)	—	(450,818)	6,586,799	—	—	(14,394,583)	—	(7,807,784)
Class I
12/31/2025	428,961	—	55,838	(205,999)	—	278,800	8,534,357	—	1,126,260	(4,114,741)	—	5,545,876
12/31/2024	464,627	—	5,520	(743,858)	—	(273,711)	8,114,629	—	96,105	(12,730,004)	—	(4,519,270)
Class S
12/31/2025	260,145	—	34,807	(622,891)	—	(327,939)	5,049,993	—	690,567	(12,326,433)	—	(6,585,873)
12/31/2024	292,382	—	—	(331,024)	—	(38,642)	5,026,608	—	—	(5,707,088)	—	(680,480)
Class S2
12/31/2025	202,135	—	12,906	(80,009)	—	135,032	3,912,036	—	251,932	(1,527,078)	—	2,636,890
12/31/2024	399,474	—	—	(1,254,269)	—	(854,795)	6,688,515	—	—	(22,492,441)	—	(15,803,926)
Class Z
12/31/2025	3,290,822	—	669,082	(4,258,977)	—	(299,073)	66,626,429	—	13,763,007	(86,925,570)	—	(6,536,134)
12/31/2024	3,699,155	—	96,424	(3,424,895)	—	370,684	66,151,366	—	1,711,525	(61,545,127)	—	6,317,764
Index Solution 2060
Class ADV
12/31/2025	245,701	—	15,811	(206,567)	—	54,945	4,146,310	—	271,157	(3,559,846)	—	857,621
12/31/2024	238,072	—	—	(261,803)	—	(23,731)	3,575,375	—	—	(3,910,373)	—	(334,998)
Class I
12/31/2025	532,322	—	44,447	(189,550)	—	387,219	9,248,638	—	784,481	(3,233,194)	—	6,799,925

31

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Index Solution 2060 (continued)
Class I
12/31/2024	605,555	—	3,834	(366,192)	—	243,197	9,193,221	—	58,312	(5,634,453)	—	3,617,080
Class S
12/31/2025	133,046	—	7,975	(207,380)	—	(66,359)	2,281,959	—	138,997	(3,570,376)	—	(1,149,420)
12/31/2024	152,691	—	—	(156,779)	—	(4,088)	2,314,097	—	—	(2,334,781)	—	(20,684)
Class S2
12/31/2025	83,146	—	3,773	(40,051)	—	46,868	1,411,057	—	65,129	(660,287)	—	815,899
12/31/2024	71,451	—	—	(46,849)	—	24,602	1,068,758	—	—	(723,942)	—	344,816
Class Z
12/31/2025	3,606,115	—	494,889	(3,147,458)	—	953,546	63,729,505	—	8,878,317	(56,385,146)	—	16,222,676
12/31/2024	4,178,746	—	67,998	(2,249,771)	—	1,996,973	65,073,376	—	1,050,563	(35,211,720)	—	30,912,219
Index Solution 2065
Class ADV
12/31/2025	212,865	—	4,845	(83,836)	—	133,874	3,069,577	—	71,179	(1,219,491)	—	1,921,265
12/31/2024	172,917	—	493	(119,848)	—	53,562	2,214,457	—	6,233	(1,537,332)	—	683,358
Class I
12/31/2025	737,719	—	22,359	(133,837)	—	626,241	10,871,302	—	332,920	(1,965,154)	—	9,239,068
12/31/2024	677,723	—	1,552	(179,210)	—	500,065	8,767,238	—	19,848	(2,332,415)	—	6,454,671
Class S
12/31/2025	287,647	—	5,035	(284,649)	—	8,033	4,250,847	—	74,469	(4,286,962)	—	38,354
12/31/2024	141,393	—	424	(110,347)	—	31,470	1,834,000	—	5,386	(1,391,558)	—	447,828
Class S2
12/31/2025	80,840	—	1,536	(25,735)	—	56,641	1,191,113	—	22,605	(370,167)	—	843,551
12/31/2024	123,623	—	273	(126,115)	—	(2,219)	1,571,784	—	3,462	(1,691,889)	—	(116,643)
Class Z
12/31/2025	2,845,418	—	144,154	(938,181)	—	2,051,391	41,991,555	—	2,159,430	(14,394,123)	—	29,756,862
12/31/2024	2,871,420	—	11,318	(456,633)	—	2,426,105	37,213,690	—	145,545	(5,934,515)	—	31,424,720
Index Solution 2070
Class ADV
8/08/2025(1)-
12/31/2025	56,400	—	6	(6)	—	56,400	571,213	—	68	(66)	—	571,215
Class I
8/08/2025(1)-
12/31/2025	78,730	—	20	(145)	—	78,605	809,896	—	212	(1,543)	—	808,565
Class S
8/08/2025(1)-
12/31/2025	80,430	—	11	(23,853)	—	56,588	823,550	—	124	(255,463)	—	568,211
Class S2
8/08/2025(1)-
12/31/2025	45,730	—	5	(2)	—	45,733	457,767	—	55	(22)	—	457,800
Class Z
8/08/2025(1)-
12/31/2025	260,897	—	84	(82)	—	260,899	2,683,026	—	908	(874)	—	2,683,060

(1)     Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, futures contracts and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

32

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Year Ended		Year Ended December 31,
	December 31, 2025		2024
	Ordinary	Long-term	Ordinary
	Income	Capital Gains	Income
Index Solution Income	$22,562,406	$—	$18,531,166
Index Solution 2030	27,249,932	—	13,658,088
Index Solution 2035	40,694,695	—	15,962,091
Index Solution 2040	23,368,089	—	6,490,010
Index Solution 2045	27,365,935	—	5,020,066
Index Solution 2050	16,929,448	—	2,362,582
Index Solution 2055	16,633,610	—	1,807,630
Index Solution 2060	10,138,081	—	1,108,875
Index Solution 2065	2,402,370	258,233	180,474
Index Solution 2070	1,367	—	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025, were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)

Index Solution Income	$33,081,344	$—	$116,518,865	$—	—	$126,401,137
				(23,199,072)	Long-term
				$(23,199,072)
Index Solution 2030	30,716,496	19,601,121	149,148,929	—	—	199,466,546
Index Solution 2035	46,456,379	46,876,520	316,056,236	—	—	409,389,135
Index Solution 2040	27,632,246	41,247,108	243,263,024	—	—	312,142,378
Index Solution 2045	32,418,586	72,658,904	342,857,270	—	—	447,934,760
Index Solution 2050	21,013,453	50,246,756	235,114,504	—	—	306,374,713
Index Solution 2055	20,481,800	55,892,506	239,316,518	—	—	315,690,824
Index Solution 2060	13,239,187	30,532,079	149,963,437	—	—	193,734,703
Index Solution 2065	3,977,305	12,980,251	37,401,528	—	—	54,359,084
Index Solution 2070	23,196	—	253,118	—	—	276,314

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of December 31, 2025, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines

33

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic

280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 13 — REORGANIZATIONS

On August 8, 2025, Index Solution Income Portfolio (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Index Solution 2025 Portfolio (“Acquired Portfolio”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2025, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2025, are as follows (Unaudited):

Net investment income	$53,821,827
Net realized and unrealized gain on investments	110,978,662
Net increase in net assets resulting from operations	$164,800,489

34

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 13 — REORGANIZATIONS (continued)

Because the combined investment funds have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 8, 2025. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net	Total Net	Acquired	Acquired
Assets of	Assets of	Portfolio’s	Portfolio’s
Acquired	Acquiring	Capital Loss	Unrealized	Portfolios’
Portfolio	Portfolio	Carryforwards	Appreciation	Conversion
(000s)	(000s)	(000s)	(000s)	Ratio
$934,950	$565,100	$—	$67,604	1.0758

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $1,500,049,695.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 15 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

35

VOYA INDEX SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 53.8%
75,483	Invesco S&P 500 Equal Weight ETF	$14,459,523	1.0
5,231,483	Schwab U.S. TIPS ETF	138,581,985	9.5
756,626	Vanguard Long-Term Treasury ETF	42,219,731	2.9
10,831,184 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	531,289,071	36.6
1,497,941	Xtrackers USD High Yield Corporate Bond ETF	55,169,167	3.8
	Total Exchange-Traded Funds
	(Cost $784,792,380)	781,719,477	53.8

MUTUAL FUNDS: 45.8%
	Affiliated Investment Companies: 45.8%
12,082,374	Voya Short Duration Bond Fund - Class R6	113,815,960	7.8
5,387,761	Voya U.S. Bond Index Portfolio - Class I	49,405,770	3.4
2,623,321	Voya VACS Index Series EM Portfolio	39,035,015	2.7
12,356,207	Voya VACS Index Series I Portfolio	172,863,340	11.9
17,889,070	Voya VACS Index Series S Portfolio	291,412,946	20.0
	Total Mutual Funds
	(Cost $544,072,110)	666,533,031	45.8
	Total Long-Term Investments
	(Cost $1,328,864,490)	1,448,252,508	99.6

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
5,208,553 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%	5,208,553	0.4
	Total Short-Term Investments
	(Cost $5,208,553)	5,208,553	0.4
	Total Investments in Securities
	(Cost $1,334,073,043)	$1,453,461,061	100.0
	Liabilities in Excess of Other Assets	(452,219)	0.0
	Net Assets	$1,453,008,842	100.0

(1)	Investment in affiliate.

(2)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

36

VOYA INDEX SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$781,719,477	$—	$—	$781,719,477
Mutual Funds	666,533,031	—	—	666,533,031
Short-Term Investments	5,208,553	—	—	5,208,553
Total Investments, at fair value	$1,453,461,061	$—	$—	$1,453,461,061

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Russell TM Large Cap Growth Index Portfolio - Class I	$—	$14,317,572	$(13,236,530)	$(1,081,042)	$—	$10,664	$1,596,263	$596,364
Voya Short Duration Bond Fund - Class R6	52,767,903	81,045,498	(20,393,394)	395,953	113,815,960	3,568,412	211,382	—
Voya U.S. Bond Index Portfolio - Class I	26,662,001	101,788,039	(79,586,179)	541,909	49,405,770	1,290,935	161,348	—
Voya VACS Index Series EM Portfolio	17,090,876	20,980,529	(4,404,114)	5,367,724	39,035,015	305,944	1,835,677	2,525
Voya VACS Index Series I Portfolio	42,968,463	116,744,568	(880,026)	14,030,335	172,863,340	1,275,196	4,236,277	—
Voya VACS Index Series MC Portfolio	16,337,341	25,987,494	(40,503,510)	(1,821,325)	—	180,636	1,945,904	299,003
Voya VACS Index Series S Portfolio	111,660,769	172,993,151	4,744,406	2,014,620	291,412,946	1,443,310	25,975,151	4,920,190
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	215,552,128	355,492,456	(47,000,409)	7,244,896	531,289,071	17,417,240	(954,075)	—
	$483,039,481	$889,349,307	$(201,259,756)	$26,693,070	$1,197,822,102	$25,492,337	$35,007,927	$5,818,082

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(301,432)
Interest rate contracts	(16,384)
Total	$(317,816)

See Accompanying Notes to Financial Statements

37

VOYA INDEX SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,336,942,196.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$127,452,356
Gross Unrealized Depreciation	(10,933,491)
Net Unrealized Appreciation	$116,518,865

See Accompanying Notes to Financial Statements

38

VOYA INDEX SOLUTION 2030 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 34.1%
52,514	Invesco S&P 500 Equal Weight ETF	$10,059,582	1.0
1,078,276	Schwab U.S. TIPS ETF	28,563,531	2.8
523,502	Vanguard Long-Term Treasury ETF	29,211,411	2.9
5,309,498 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	260,440,434	25.5
518,902	Xtrackers USD High Yield Corporate Bond ETF	19,111,161	1.9
	Total Exchange-Traded Funds
	(Cost $347,761,197)	347,386,119	34.1

MUTUAL FUNDS: 65.7%
	Affiliated Investment Companies: 65.7%
2,090,118	Voya Short Duration Bond Fund - Class R6	19,688,911	1.9
3,886,447	Voya U.S. Bond Index Portfolio - Class I	35,638,718	3.5
2,548,890	Voya VACS Index Series EM Portfolio	37,927,482	3.7
12,740,244	Voya VACS Index Series I Portfolio	178,236,009	17.5
2,247,342	Voya VACS Index Series MC Portfolio	29,417,703	2.9
21,384,202	Voya VACS Index Series S Portfolio	348,348,646	34.1
1,838,400	Voya VACS Index Series SC Portfolio	21,233,519	2.1
	Total Mutual Funds
	(Cost $518,974,750)	670,490,988	65.7
	Total Long-Term Investments
	(Cost $866,735,947)	1,017,877,107	99.8
	Total Investments in Securities
	(Cost $866,735,947)	$1,017,877,107	99.8
	Assets in Excess of Other Liabilities	2,354,489	0.2
	Net Assets	$1,020,231,596	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

39

VOYA INDEX SOLUTION 2030 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$347,386,119	$—	$—	$347,386,119
Mutual Funds	670,490,988	—	—	670,490,988
Total Investments, at fair value	$1,017,877,107	$—	$—	$1,017,877,107

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Russell TM Large Cap Growth Index Portfolio - Class I	$—	$10,037,552	$(10,037,552)	$—	$—	$17,748	$1,074,944	$992,473
Voya Short Duration Bond Fund - Class R6	23,757,170	3,219,735	(7,554,574)	266,580	19,688,911	940,104	(66,691)	—
Voya U.S. Bond Index Portfolio - Class I	46,160,916	30,747,851	(42,575,357)	1,305,308	35,638,718	1,561,196	(297,528)	—
Voya VACS Index Series EM Portfolio	32,461,074	2,446,819	(5,411,304)	8,430,893	37,927,482	593,991	1,098,700	4,902
Voya VACS Index Series I Portfolio	144,588,652	42,306,639	(36,639,583)	27,980,301	178,236,009	3,961,620	8,057,254	—
Voya VACS Index Series MC Portfolio	45,681,063	22,388,891	(34,803,363)	(3,848,888)	29,417,703	676,430	4,705,964	1,119,681
Voya VACS Index Series S Portfolio	317,043,829	62,635,169	(46,272,481)	14,942,129	348,348,646	4,054,289	24,658,884	13,820,924
Voya VACS Index Series SC Portfolio	22,846,931	4,987,457	(5,853,057)	(747,812)	21,233,519	487,646	638,996	2,106,448
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	234,882,147	27,849,364	(7,772,400)	5,481,323	260,440,434	12,325,738	(263,675)	—
	$867,421,782	$206,619,477	$(196,919,671)	$53,809,834	$930,931,422	$24,618,762	$39,606,848	$18,044,428

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(519,120)
Total	$(519,120)

See Accompanying Notes to Financial Statements

40

VOYA INDEX SOLUTION 2030 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $868,728,178.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$153,284,068
Gross Unrealized Depreciation	(4,135,139)
Net Unrealized Appreciation	$149,148,929

See Accompanying Notes to Financial Statements

41

VOYA INDEX SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 23.3%
89,865	Invesco S&P 500 Equal Weight ETF	$17,214,539	1.0
891,289	Vanguard Long-Term Treasury ETF	49,733,926	2.8
6,243,240 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	306,242,160	17.6
883,615	Xtrackers USD High Yield Corporate Bond ETF	32,543,541	1.9
	Total Exchange-Traded Funds
	(Cost $405,989,240)	405,734,166	23.3

MUTUAL FUNDS: 76.4%
	Affiliated Investment Companies: 76.4%
10,369,591	Voya U.S. Bond Index Portfolio - Class I	95,089,151	5.5
5,566,692	Voya VACS Index Series EM Portfolio	82,832,374	4.7
25,466,316	Voya VACS Index Series I Portfolio	356,273,758	20.4
3,762,337	Voya VACS Index Series MC Portfolio	49,248,985	2.8
43,742,305	Voya VACS Index Series S Portfolio	712,562,143	40.9
3,122,941	Voya VACS Index Series SC Portfolio	36,069,972	2.1
	Total Mutual Funds
	(Cost $1,013,188,925)	1,332,076,383	76.4
	Total Long-Term Investments
	(Cost $1,419,178,165)	1,737,810,549	99.7
	Total Investments in Securities
	(Cost $1,419,178,165)	$1,737,810,549	99.7
	Assets in Excess of Other Liabilities	4,357,717	0.3
	Net Assets	$1,742,168,266	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

42

VOYA INDEX SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$405,734,166	$—	$—	$405,734,166
Mutual Funds	1,332,076,383	—	—	1,332,076,383
Total Investments, at fair value	$1,737,810,549	$—	$—	$1,737,810,549

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Russell TM Large Cap Growth Index Portfolio - Class I	$—	$16,801,021	$(16,801,021)	$—	$—	$29,840	$1,821,076	$1,668,708
Voya Short Duration Bond Fund - Class R6	7,845,276	100,627	(7,937,493)	(8,410)	—	54,331	33,541	—
Voya U.S. Bond Index Portfolio - Class I	111,405,848	37,412,448	(55,921,249)	2,192,104	95,089,151	3,971,837	417,109	—
Voya VACS Index Series EM Portfolio	70,299,826	4,399,984	(10,529,091)	18,661,655	82,832,374	1,284,116	2,118,354	10,598
Voya VACS Index Series I Portfolio	290,659,471	76,917,403	(69,134,497)	57,831,381	356,273,758	8,088,588	15,268,260	—
Voya VACS Index Series MC Portfolio	76,043,202	37,159,264	(57,460,018)	(6,493,463)	49,248,985	1,137,348	7,943,836	1,882,629
Voya VACS Index Series S Portfolio	640,021,132	118,692,505	(82,447,275)	36,295,781	712,562,143	8,234,554	43,889,962	28,071,296
Voya VACS Index Series SC Portfolio	41,663,323	8,180,641	(12,043,567)	(1,730,425)	36,069,972	819,909	1,508,690	3,541,702
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	268,344,020	41,850,568	(10,336,250)	6,383,822	306,242,160	14,359,995	(350,277)	—
	$1,506,282,098	$341,514,461	$(322,610,461)	$113,132,445	$1,638,318,543	$37,980,518	$72,650,551	$35,174,933

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(885,059)
Total	$(885,059)

See Accompanying Notes to Financial Statements

43

VOYA INDEX SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,421,754,313.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$321,175,998
Gross Unrealized Depreciation	(5,119,762)
Net Unrealized Appreciation	$316,056,236

See Accompanying Notes to Financial Statements

44

VOYA INDEX SOLUTION 2040 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 15.8%
59,872	Invesco S&P 500 Equal Weight ETF	$11,469,080	1.0
591,781	Vanguard Long-Term Treasury ETF	33,021,380	2.8
2,403,968 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	117,918,958	10.1
586,958	Xtrackers USD High Yield Corporate Bond ETF	21,617,663	1.9
	Total Exchange-Traded Funds
	(Cost $183,081,574)	184,027,081	15.8

MUTUAL FUNDS: 84.0%
	Affiliated Investment Companies: 84.0%
2,893,552	Voya U.S. Bond Index Portfolio - Class I	26,533,870	2.3
4,520,327	Voya VACS Index Series EM Portfolio	67,262,466	5.8
20,311,251	Voya VACS Index Series I Portfolio	284,154,400	24.4
3,401,302	Voya VACS Index Series MC Portfolio	44,523,038	3.8
32,623,382	Voya VACS Index Series S Portfolio	531,434,892	45.7
2,075,117	Voya VACS Index Series SC Portfolio	23,967,596	2.0
	Total Mutual Funds
	(Cost $734,649,733)	977,876,262	84.0
	Total Long-Term Investments
	(Cost $917,731,307)	1,161,903,343	99.8
	Total Investments in Securities
	(Cost $917,731,307)	$1,161,903,343	99.8
	Assets in Excess of Other Liabilities	1,756,212	0.2
	Net Assets	$1,163,659,555	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

45

VOYA INDEX SOLUTION 2040 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$184,027,081	$—	$—	$184,027,081
Mutual Funds	977,876,262	—	—	977,876,262
Total Investments, at fair value	$1,161,903,343	$—	$—	$1,161,903,343
Liabilities Table
Other Financial Instruments+
Futures	$(142,407)	$—	$—	$(142,407)
Total Liabilities	$(142,407)	$—	$—	$(142,407)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Russell TM Large Cap Growth Index Portfolio - Class I	$—	$10,874,976	$(10,874,976)	$—	$—	$19,214	$1,186,644	$1,074,526
Voya Short Duration Bond Fund - Class R6	5,072,280	53,814	(5,120,660)	(5,434)	—	35,009	21,569	—
Voya U.S. Bond Index Portfolio - Class I	35,205,315	15,186,515	(24,350,530)	492,570	26,533,870	1,145,852	230,977	—
Voya VACS Index Series EM Portfolio	55,674,090	3,967,661	(7,536,353)	15,157,068	67,262,466	1,010,710	1,446,537	8,341
Voya VACS Index Series I Portfolio	218,885,280	59,143,382	(41,800,844)	47,926,582	284,154,400	6,434,314	9,335,027	—
Voya VACS Index Series MC Portfolio	58,072,235	27,998,181	(36,629,330)	(4,918,048)	44,523,038	895,146	6,506,418	1,481,717
Voya VACS Index Series S Portfolio	468,129,189	87,438,652	(54,349,658)	30,216,709	531,434,892	5,988,670	28,681,134	20,415,157
Voya VACS Index Series SC Portfolio	33,584,056	6,228,955	(13,602,605)	(2,242,810)	23,967,596	527,960	1,975,964	2,280,593
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	97,357,813	21,663,066	(3,448,250)	2,346,329	117,918,958	5,376,742	(116,844)	—
	$971,980,258	$232,555,202	$(197,713,206)	$88,972,966	$1,095,795,220	$21,433,617	$49,267,426	$25,260,334

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

46

VOYA INDEX SOLUTION 2040 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025 (CONTINUED)

At December 31, 2025, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
U.S. Treasury 5-Year Note	253	03/31/26	$27,654,086	$(132,923)
			$27,654,086	$(132,923)
Short Contracts:
3-month SOFR	(114)	06/16/26	(27,498,225)	(9,484)
			$(27,498,225)	$(9,484)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$142,407
Total Liability Derivatives		$142,407

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(557,628)
Interest rate contracts	827,115
Total	$269,487

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(142,407)
Total	$(142,407)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $918,497,912.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$244,600,431
Gross Unrealized Depreciation	(1,337,407)
Net Unrealized Appreciation	$243,263,024

See Accompanying Notes to Financial Statements

47

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 9.5%
76,551	Invesco S&P 500 Equal Weight ETF	$14,664,109	1.0
503,635	Vanguard Long-Term Treasury ETF	28,102,833	1.9
1,463,412 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	71,782,993	4.8
748,905	Xtrackers USD High Yield Corporate Bond ETF	27,582,171	1.8
	Total Exchange-Traded Funds
	(Cost $140,957,580)	142,132,106	9.5

MUTUAL FUNDS: 90.3%
	Affiliated Investment Companies: 90.3%
1,350,114	Voya U.S. Bond Index Portfolio - Class I	12,380,545	0.8
6,820,767	Voya VACS Index Series EM Portfolio	101,493,020	6.8
27,073,349	Voya VACS Index Series I Portfolio	378,756,149	25.4
4,920,693	Voya VACS Index Series MC Portfolio	64,411,877	4.3
46,503,052	Voya VACS Index Series S Portfolio	757,534,722	50.9
2,649,164	Voya VACS Index Series SC Portfolio	30,597,840	2.1
	Total Mutual Funds
	(Cost $1,002,660,654)	1,345,174,153	90.3
	Total Long-Term Investments
	(Cost $1,143,618,234)	1,487,306,259	99.8
	Total Investments in Securities
	(Cost $1,143,618,234)	$1,487,306,259	99.8
	Assets in Excess of Other Liabilities	2,373,996	0.2
	Net Assets	$1,489,680,255	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

48

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$142,132,106	$—	$—	$142,132,106
Mutual Funds	1,345,174,153	—	—	1,345,174,153
Total Investments, at fair value	$1,487,306,259	$—	$—	$1,487,306,259
Liabilities Table
Other Financial Instruments+
Futures	$(184,640)	$—	$—	$(184,640)
Total Liabilities	$(184,640)	$—	$—	$(184,640)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Russell TM Large Cap Growth Index Portfolio - Class I	$—	$13,877,767	$(13,877,767)	$—	$—	$24,625	$1,525,738	$1,377,061
Voya Short Duration Bond Fund - Class R6	6,452,860	85,497	(6,531,447)	(6,910)	—	44,843	27,673	—
Voya U.S. Bond Index Portfolio - Class I	13,125,409	7,136,630	(8,264,806)	383,312	12,380,545	520,601	(17,532)	—
Voya VACS Index Series EM Portfolio	83,780,053	5,449,940	(10,808,191)	23,071,218	101,493,020	1,530,671	2,165,094	12,633
Voya VACS Index Series I Portfolio	304,606,880	79,343,394	(68,015,420)	62,821,295	378,756,149	8,638,442	15,196,210	—
Voya VACS Index Series MC Portfolio	73,950,302	42,988,672	(46,696,177)	(5,830,920)	64,411,877	1,251,460	8,273,312	2,071,516
Voya VACS Index Series S Portfolio	657,601,622	125,356,397	(71,562,459)	46,139,162	757,534,722	8,615,027	38,306,533	29,368,315
Voya VACS Index Series SC Portfolio	45,766,576	6,685,761	(18,773,187)	(3,081,310)	30,597,840	676,618	2,730,987	2,922,739
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	64,847,265	21,192,176	(16,101,769)	1,845,321	71,782,993	3,326,128	(628,457)	—
	$1,250,130,967	$302,116,234	$(260,631,223)	$125,341,168	$1,416,957,146	$24,628,415	$67,579,558	$35,752,264

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

49

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

At December 31, 2025, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
U.S. Treasury 5-Year Note	328	03/31/26	$35,851,938	$(172,327)
			$35,851,938	$(172,327)
Short Contracts:
3-month SOFR	(148)	06/16/26	(35,699,450)	(12,313)
			$(35,699,450)	$(12,313)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$184,640
Total Liability Derivatives		$184,640

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(704,155)
Interest rate contracts	1,063,855
Total	$359,700

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(184,640)
Total	$(184,640)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,144,264,349.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$344,294,263
Gross Unrealized Depreciation	(1,436,993)
Net Unrealized Appreciation	$342,857,270

See Accompanying Notes to Financial Statements

50

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 5.3%
51,677	Invesco S&P 500 Equal Weight ETF	$9,899,246	1.0
169,677	Vanguard Long-Term Treasury ETF	9,467,976	0.9
687,217 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	33,709,231	3.4
	Total Exchange-Traded Funds
	(Cost $52,939,228)	53,076,453	5.3

MUTUAL FUNDS: 94.5%
	Affiliated Investment Companies: 94.5%
962,383	Voya U.S. Bond Index Portfolio - Class I	8,825,053	0.9
4,593,702	Voya VACS Index Series EM Portfolio	68,354,285	6.8
18,915,339	Voya VACS Index Series I Portfolio	264,625,588	26.3
3,237,513	Voya VACS Index Series MC Portfolio	42,379,047	4.2
32,855,131	Voya VACS Index Series S Portfolio	535,210,077	53.2
2,676,373	Voya VACS Index Series SC Portfolio	30,912,107	3.1
	Total Mutual Funds
	(Cost $715,059,124)	950,306,157	94.5
	Total Long-Term Investments
	(Cost $767,998,352)	1,003,382,610	99.8
	Total Investments in Securities
	(Cost $767,998,352)	$1,003,382,610	99.8
	Assets in Excess of Other Liabilities	2,005,811	0.2
	Net Assets	$1,005,388,421	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

51

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$53,076,453	$—	$—	$53,076,453
Mutual Funds	950,306,157	—	—	950,306,157
Total Investments, at fair value	$1,003,382,610	$—	$—	$1,003,382,610
Liabilities Table
Other Financial Instruments+
Futures	$(123,822)	$—	$—	$(123,822)
Total Liabilities	$(123,822)	$—	$—	$(123,822)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Russell TM Large Cap Growth Index Portfolio - Class I	$—	$9,326,002	$(9,326,002)	$—	$—	$16,441	$1,018,344	$919,452
Voya Short Duration Bond Fund - Class R6	4,339,527	56,196	(4,391,071)	(4,652)	—	30,131	18,582	—
Voya U.S. Bond Index Portfolio - Class I	8,955,026	4,173,324	(4,524,380)	221,083	8,825,053	356,487	23,548	—
Voya VACS Index Series EM Portfolio	56,380,771	4,751,086	(8,073,444)	15,295,872	68,354,285	1,022,090	1,636,822	8,435
Voya VACS Index Series I Portfolio	204,975,525	58,144,272	(42,476,820)	43,982,611	264,625,588	6,030,242	9,886,797	—
Voya VACS Index Series MC Portfolio	58,054,479	20,174,911	(30,929,012)	(4,921,331)	42,379,047	835,602	6,629,121	1,383,154
Voya VACS Index Series S Portfolio	459,961,335	99,321,467	(54,335,956)	30,263,231	535,210,077	6,037,587	28,752,202	20,581,915
Voya VACS Index Series SC Portfolio	30,794,904	7,163,407	(6,324,076)	(722,128)	30,912,107	677,654	751,225	2,927,211
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	43,513,659	7,797,668	(18,842,425)	1,240,329	33,709,231	1,653,294	(543,203)	—
	$866,975,226	$210,908,333	$(179,223,186)	$85,355,015	$984,015,388	$16,659,528	$48,173,438	$25,820,167

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

52

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

At December 31, 2025, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
U.S. Treasury 5-Year Note	220	03/31/26	$24,047,031	$(115,585)
			$24,047,031	$(115,585)
Short Contracts:
3-month SOFR	(99)	06/16/26	(23,880,037)	(8,237)
			$(23,880,037)	$(8,237)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$123,822
Total Liability Derivatives		$123,822

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(470,660)
Interest rate contracts	717,380
Total	$246,720

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(123,821)
Total	$(123,821)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $768,144,284.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$235,452,988
Gross Unrealized Depreciation	(338,484)
Net Unrealized Appreciation	$235,114,504

See Accompanying Notes to Financial Statements

53

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 4.3%
52,174	Invesco S&P 500 Equal Weight ETF	$9,994,452	1.0
171,480	Vanguard Long-Term Treasury ETF	9,568,584	0.9
492,690 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24,167,331	2.4
	Total Exchange-Traded Funds
	(Cost $43,642,380)	43,730,367	4.3

MUTUAL FUNDS: 95.5%
	Affiliated Investment Companies: 95.5%
476,136	Voya U.S. Bond Index Portfolio - Class I	4,366,171	0.4
4,985,504	Voya VACS Index Series EM Portfolio	74,184,307	7.3
19,495,309	Voya VACS Index Series I Portfolio	272,739,368	26.8
3,641,912	Voya VACS Index Series MC Portfolio	47,672,627	4.7
33,225,445	Voya VACS Index Series S Portfolio	541,242,500	53.2
2,705,892	Voya VACS Index Series SC Portfolio	31,253,050	3.1
	Total Mutual Funds
	(Cost $732,025,747)	971,458,023	95.5
	Total Long-Term Investments
	(Cost $775,668,127)	1,015,188,390	99.8
	Total Investments in Securities
	(Cost $775,668,127)	$1,015,188,390	99.8
	Assets in Excess of Other Liabilities	1,801,895	0.2
	Net Assets	$1,016,990,285	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

54

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$43,730,367	$—	$—	$43,730,367
Mutual Funds	971,458,023	—	—	971,458,023
Total Investments, at fair value	$1,015,188,390	$—	$—	$1,015,188,390
Liabilities Table
Other Financial Instruments+
Futures	$(124,430)	$—	$—	$(124,430)
Total Liabilities	$(124,430)	$—	$—	$(124,430)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Russell TM Large Cap Growth Index Portfolio - Class I	$—	$9,323,949	$(9,323,949)	$—	$—	$16,448	$1,024,171	$919,760
Voya Short Duration Bond Fund - Class R6	4,307,011	64,350	(4,366,745)	(4,616)	—	29,923	18,448	—
Voya U.S. Bond Index Portfolio - Class I	8,813,153	3,721,346	(8,358,592)	190,264	4,366,171	338,286	59,049	—
Voya VACS Index Series EM Portfolio	55,963,564	10,229,506	(7,618,799)	15,610,036	74,184,307	1,022,433	1,527,452	8,438
Voya VACS Index Series I Portfolio	203,461,645	60,858,272	(37,493,463)	45,912,914	272,739,368	6,163,411	8,753,200	—
Voya VACS Index Series MC Portfolio	57,627,596	25,592,231	(31,216,908)	(4,330,292)	47,672,627	905,542	6,315,107	1,498,926
Voya VACS Index Series S Portfolio	465,213,079	94,463,315	(51,019,599)	32,585,705	541,242,500	6,072,529	27,146,221	20,701,029
Voya VACS Index Series SC Portfolio	30,569,713	7,404,336	(6,058,492)	(662,507)	31,253,050	677,883	742,441	2,928,203
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	34,601,819	6,877,663	(18,336,333)	1,024,182	24,167,331	1,196,347	(523,958)	—
	$860,557,580	$218,534,968	$(173,792,880)	$90,325,686	$995,625,354	$16,422,802	$45,062,131	$26,056,356

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

55

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

At December 31, 2025, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
U.S. Treasury 5-Year Note	221	03/31/26	$24,156,336	$(116,111)
			$24,156,336	$(116,111)
Short Contracts:
3-month SOFR	(100)	06/16/26	(24,121,250)	(8,319)
			$(24,121,250)	$(8,319)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$124,430
Total Liability Derivatives		$124,430

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(457,852)
Interest rate contracts	713,273
Total	$255,421

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(124,430)
Total	$(124,430)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $775,747,442.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$239,589,654
Gross Unrealized Depreciation	(273,136)
Net Unrealized Appreciation	$239,316,518

See Accompanying Notes to Financial Statements

56

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 4.3%
34,563	Invesco S&P 500 Equal Weight ETF	$6,620,888	1.0
113,733	Vanguard Long-Term Treasury ETF	6,346,301	0.9
322,217 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	15,805,324	2.4
	Total Exchange-Traded Funds
	(Cost $28,728,724)	28,772,513	4.3

MUTUAL FUNDS: 95.5%
	Affiliated Investment Companies: 95.5%
341,131	Voya U.S. Bond Index Portfolio - Class I	3,128,167	0.4
3,305,287	Voya VACS Index Series EM Portfolio	49,182,672	7.3
12,928,770	Voya VACS Index Series I Portfolio	180,873,498	26.8
2,416,691	Voya VACS Index Series MC Portfolio	31,634,481	4.7
22,037,632	Voya VACS Index Series S Portfolio	358,993,018	53.2
1,793,973	Voya VACS Index Series SC Portfolio	20,720,384	3.1
	Total Mutual Funds
	(Cost $494,519,908)	644,532,220	95.5
	Total Long-Term Investments
	(Cost $523,248,632)	673,304,733	99.8
	Total Investments in Securities
	(Cost $523,248,632)	$673,304,733	99.8
	Assets in Excess of Other Liabilities	1,207,296	0.2
	Net Assets	$674,512,029	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

57

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$28,772,513	$—	$—	$28,772,513
Mutual Funds	644,532,220	—	—	644,532,220
Total Investments, at fair value	$673,304,733	$—	$—	$673,304,733
Liabilities Table
Other Financial Instruments+
Futures	$(81,589)	$—	$—	$(81,589)
Total Liabilities	$(81,589)	$—	$—	$(81,589)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Russell TM Large Cap Growth
Index Portfolio - Class I	$—	$6,070,157	$(6,070,157)	$—	$—	$10,625	$665,501	$594,210
Voya Short Duration Bond Fund -
Class R6	2,726,356	56,723	(2,780,156)	(2,923)	—	19,044	11,771	—
Voya U.S. Bond Index Portfolio -
Class I	5,736,169	3,063,480	(5,786,870)	115,388	3,128,167	223,688	53,006	—
Voya VACS Index Series EM
Portfolio	35,423,731	8,225,090	(4,671,367)	10,205,218	49,182,672	660,507	961,442	5,451
Voya VACS Index Series I Portfolio	128,787,950	45,415,286	(23,270,860)	29,941,122	180,873,498	3,981,746	5,507,503	—
Voya VACS Index Series MC
Portfolio	36,484,991	17,963,492	(20,227,627)	(2,586,375)	31,634,481	585,016	3,914,561	968,365
Voya VACS Index Series S
Portfolio	294,473,099	73,886,450	(31,610,985)	22,244,454	358,993,018	3,953,869	17,053,578	13,478,596
Voya VACS Index Series SC
Portfolio	19,355,068	5,453,674	(3,739,214)	(349,144)	20,720,384	437,948	466,266	1,891,771
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund	21,747,682	4,664,725	(11,165,034)	557,951	15,805,324	770,768	(238,830)	—
	$544,735,046	$164,799,077	$(109,322,270)	$60,125,691	$660,337,544	$10,643,211	$28,394,798	$16,938,393

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

58

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Continued)

At December 31, 2025, the following futures contracts were outstanding for Voya Index Solution 2060 Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
U.S. Treasury 5-Year Note	145	03/31/26	$15,849,180	$(76,181)
			$15,849,180	$(76,181)
Short Contracts:
3-month SOFR	(65)	06/16/26	(15,678,813)	(5,408)
			$(15,678,813)	$(5,408)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$81,589
Total Liability Derivatives		$81,589

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(305,287)
Interest rate contracts	458,369
Total	$153,082

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(81,589)
Total	$(81,589)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $523,259,707.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$150,102,070
Gross Unrealized Depreciation	(138,633)
Net Unrealized Appreciation	$149,963,437

See Accompanying Notes to Financial Statements

59

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 3.7%
11,211	Invesco S&P 500 Equal Weight ETF	$2,147,579	1.0
37,088	Vanguard Long-Term Treasury ETF	2,069,510	0.9
79,360 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3,892,751	1.8
	Total Exchange-Traded Funds
	(Cost $8,107,268)	8,109,840	3.7

MUTUAL FUNDS: 96.1%
	Affiliated Investment Companies: 96.1%
137,172	Voya U.S. Bond Index Portfolio - Class I	1,257,870	0.6
1,076,352	Voya VACS Index Series EM Portfolio	16,016,111	7.3
4,293,767	Voya VACS Index Series I Portfolio	60,069,798	27.3
789,407	Voya VACS Index Series MC Portfolio	10,333,337	4.7
7,187,511	Voya VACS Index Series S Portfolio	117,084,549	53.2
584,297	Voya VACS Index Series SC Portfolio	6,748,629	3.0
	Total Mutual Funds
	(Cost $174,070,365)	211,510,294	96.1
	Total Long-Term Investments
	(Cost $182,177,633)	219,620,134	99.8
	Total Investments in Securities
	(Cost $182,177,633)	$219,620,134	99.8
	Assets in Excess of Other Liabilities	333,293	0.2
	Net Assets	$219,953,427	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

60

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,109,840	$—	$—	$8,109,840
Mutual Funds	211,510,294	—	—	211,510,294
Total Investments, at fair value	$219,620,134	$—	$—	$219,620,134
Liabilities Table
Other Financial Instruments+
Futures	$(24,781)	$—	$—	$(24,781)
Total Liabilities	$(24,781)	$—	$—	$(24,781)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Russell TM Large Cap Growth
Index Portfolio - Class I	$—	$1,892,018	$(1,892,018)	$—	$—	$3,090	$199,017	$172,766
Voya Short Duration Bond Fund -
Class R6	726,051	35,828	(761,096)	(783)	—	5,174	3,219	—
Voya U.S. Bond Index Portfolio -
Class I	1,600,905	1,741,189	(2,116,483)	32,259	1,257,870	70,795	20,939	—
Voya VACS Index Series EM
Portfolio	9,434,548	4,838,614	(1,334,618)	3,077,567	16,016,111	192,034	317,087	1,585
Voya VACS Index Series I Portfolio	35,755,773	22,802,755	(7,437,417)	8,948,687	60,069,798	1,182,319	1,874,296	—
Voya VACS Index Series MC
Portfolio	9,721,436	7,400,769	(6,267,415)	(521,453)	10,333,337	170,092	974,345	281,550
Voya VACS Index Series S
Portfolio	78,416,319	41,264,910	(9,594,310)	6,997,630	117,084,549	1,200,575	5,380,907	4,092,717
Voya VACS Index Series SC
Portfolio	5,157,340	2,724,458	(1,101,359)	(31,810)	6,748,629	127,334	156,250	550,037
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund	4,259,710	1,500,383	(1,975,599)	108,257	3,892,751	174,015	(47,008)	—
	$145,072,082	$84,200,924	$(32,480,315)	$18,610,354	$215,403,045	$3,125,428	$8,879,052	$5,098,655

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

61

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Continued)

At December 31, 2025, the following futures contracts were outstanding for Voya Index Solution 2065 Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
U.S. Treasury 5-Year Note	44	03/31/26	$4,809,406	$(23,117)
			$4,809,406	$(23,117)
Short Contracts:
3-month SOFR	(20)	06/16/26	(4,824,250)	(1,664)
			$(4,824,250)	$(1,664)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$24,781
Total Liability Derivatives		$24,781

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(78,162)
Interest rate contracts	131,335
Total	$53,173

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(24,781)
Total	$(24,781)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $182,193,825.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$37,457,412
Gross Unrealized Depreciation	(55,884)
Net Unrealized Appreciation	$37,401,528

See Accompanying Notes to Financial Statements

62

Voya Index Solution 2070 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 3.6%
268	Invesco S&P 500 Equal Weight ETF	$51,338	1.0
901	Vanguard Long-Term Treasury ETF	50,276	0.9
1,888 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	92,610	1.7
	Total Exchange-Traded Funds
	(Cost $194,611)	194,224	3.6

MUTUAL FUNDS: 96.4%
	Affiliated Investment Companies: 96.4%
3,698	Voya U.S. Bond Index Portfolio - Class I	33,912	0.6
25,941	Voya VACS Index Series EM Portfolio	386,007	7.2
104,199	Voya VACS Index Series I Portfolio	1,457,741	27.2
19,874	Voya VACS Index Series MC Portfolio	260,148	4.8
176,153	Voya VACS Index Series S Portfolio	2,869,531	53.5
14,286	Voya VACS Index Series SC Portfolio	165,006	3.1
	Total Mutual Funds
	(Cost $4,918,800)	5,172,345	96.4
	Total Long-Term Investments
	(Cost $5,113,411)	5,366,569	100.0

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
3,821 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%	3,821	0.1
	Total Short-Term Investments
	(Cost $3,821)	3,821	0.1
	Total Investments in Securities
	(Cost $5,117,232)	$5,370,390	100.1
	Liabilities in Excess of Other Assets	(5,225)	(0.1)
	Net Assets	$5,365,165	100.0

(1)	Investment in affiliate.
(2)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

63

Voya Index Solution 2070 Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$194,224	$—	$—	$194,224
Mutual Funds	5,172,345	—	—	5,172,345
Short-Term Investments	3,821	—	—	3,821
Total Investments, at fair value	$5,370,390	$—	$—	$5,370,390

^ See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 8/08/2025	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya U.S. Bond Index Portfolio - Class I	$—	$97,110	$(63,131)	$(67)	$33,912	$675	$299	$—
Voya VACS Index Series EM Portfolio	—	374,137	(15,787)	27,657	386,007	—	1,600	—
Voya VACS Index Series I Portfolio	—	1,444,770	(63,360)	76,331	1,457,741	—	3,707	—
Voya VACS Index Series MC Portfolio	—	305,696	(51,251)	5,703	260,148	—	1,738	—
Voya VACS Index Series S Portfolio	—	2,956,286	(219,231)	132,476	2,869,531	—	15,018	—
Voya VACS Index Series SC Portfolio	—	160,065	(6,504)	11,445	165,006	—	950	—
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	—	92,355	—	255	92,610	1,317	—	—
	$—	$5,430,419	$(419,264)	$253,800	$5,264,955	$1,992	$23,312	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $5,117,272.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$253,867
Gross Unrealized Depreciation	(749)
Net Unrealized Appreciation	$253,118

See Accompanying Notes to Financial Statements

64

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2025 were as follows:

		Per Share
Portfolio Name	Type	Amount
Voya Index Solution Income Portfolio
Class ADV	NII	$0.3522
Class I	NII	$0.4345
Class S	NII	$0.4055
Class S2	NII	$0.2869
Class Z	NII	$0.4388

Voya Index Solution 2030 Portfolio
Class ADV	NII	$0.4048
Class I	NII	$0.4959
Class S	NII	$0.4603
Class S2	NII	$0.3189
Class Z	NII	$0.5130

Voya Index Solution 2035 Portfolio
Class ADV	NII	$0.2642
Class I	NII	$0.3346
Class S	NII	$0.3018
Class S2	NII	$0.2669
Class Z	NII	$0.3395

Voya Index Solution 2040 Portfolio
Class ADV	NII	$0.3477
Class I	NII	$0.4392
Class S	NII	$0.3971
Class S2	NII	$0.3783
Class Z	NII	$0.4608

Voya Index Solution 2045 Portfolio
Class ADV	NII	$0.2246
Class I	NII	$0.2976
Class S	NII	$0.2629
Class S2	NII	$0.2263
Class Z	NII	$0.3065

		Per Share
Portfolio Name	Type	Amount
Voya Index Solution 2050 Portfolio
Class ADV	NII	$0.2973
Class I	NII	$0.3917
Class S	NII	$0.3425
Class S2	NII	$0.3265
Class Z	NII	$0.4112

Voya Index Solution 2055 Portfolio
Class ADV	NII	$0.2700
Class I	NII	$0.3613
Class S	NII	$0.3161
Class S2	NII	$0.2611
Class Z	NII	$0.3780

Voya Index Solution 2060 Portfolio
Class ADV	NII	$0.2183
Class I	NII	$0.2903
Class S	NII	$0.2533
Class S2	NII	$0.2349
Class Z	NII	$0.3017

Voya Index Solution 2065 Portfolio
Class ADV	NII	$0.1340
Class I	NII	$0.1801
Class S	NII	$0.1579
Class S2	NII	$0.1350
Class Z	NII	$0.1901
All Classes	STCG	$0.0046
All Classes	LTCG	$0.0204

Voya Index Solution 2070 Portfolio
Class ADV	NII	$-
Class I	NII	$0.0015
Class S	NII	$0.0010
Class S2	NII	$-
Class Z	NII	$0.0023
All Classes	STCG	$0.0012

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

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TAX INFORMATION (Unaudited) (continued)

Of the ordinary distributions made during the year ended December 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Index Solution Income Portfolio	7.85%
Voya Index Solution 2030 Portfolio	17.98%
Voya Index Solution 2035 Portfolio	23.00%
Voya Index Solution 2040 Portfolio	28.15%
Voya Index Solution 2045 Portfolio	33.22%
Voya Index Solution 2050 Portfolio	35.93%
Voya Index Solution 2055 Portfolio	37.98%
Voya Index Solution 2060 Portfolio	37.22%
Voya Index Solution 2065 Portfolio	37.37%
Voya Index Solution 2070 Portfolio	0.73%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Index Solution 2065 Portfolio	$258,233

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Portfolios designate the following amounts as foreign taxes paid for the year ended December 31, 2025:

			Portion of Ordinary Income
	Creditable Foreign	Per Share	Derived from Foreign
	Taxes Paid	Amount	Sourced Income*
Voya Index Solution Income Portfolio	$194,230	$0.0014	3.83%
Voya Index Solution 2030 Portfolio	$525,673	$0.0097	11.77%
Voya Index Solution 2035 Portfolio	$1,088,843	$0.0088	15.73%
Voya Index Solution 2040 Portfolio	$863,803	$0.0167	21.07%
Voya Index Solution 2045 Portfolio	$1,197,592	$0.0130	24.08%
Voya Index Solution 2050 Portfolio	$825,879	$0.0199	26.04%
Voya Index Solution 2055 Portfolio	$839,270	$0.0183	26.70%
Voya Index Solution 2060 Portfolio	$542,189	$0.0157	27.04%
Voya Index Solution 2065 Portfolio	$160,102	$0.0119	26.48%

*	None of the Portfolios listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld must be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

66

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW MANAGEMENT AND SUB-ADVISORY CONTRACTS FOR VOYA INDEX SOLUTION 2070 PORTFOLIO

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), Voya Index Solution 2070 Portfolio (the “Portfolio”), a series of Voya Partners Inc. (“VPI”), can enter into a new investment management or sub-advisory contract only if the Board of Directors of VPI (the “Board”), including a majority of Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of the Portfolio, as such term is defined under the 1940 Act (the “Independent Directors”), determine whether to approve the new arrangements. Thus, at its meeting held on November 14, 2024, the Board considered the initial approval of the investment management contract (the “Management Contract”) with Voya Investments, LLC (“VIL” ) and the sub-advisory contract (the “Sub-Advisory Contract”) between VIL and Voya Investment Management Co. LLC (“Voya IM”), as the Portfolio’s sub-adviser (together, the “Management and Sub-Advisory Contracts”).

In determining whether to initially approve the Management and Sub-Advisory Contracts for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Management and Sub-Advisory Contracts, and the proposed policies and procedures for the Portfolio, should be approved. Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered. While the Board gave its attention to information furnished at the request of the Independent Directors that was most relevant to its considerations, discussed below are some of the primary matters relevant to the Board’s consideration as to whether to approve the Management and Sub-Advisory Contracts.

The materials provided to the Board in support of the Portfolio and the Portfolio’s Management Contract included the following: (1) presentation materials detailing management’s rationale for proposing the launch of the Portfolio that discusses, among other things, the experience and expertise of VIL in the management of other portfolios within the Voya funds complex, including the existing Voya Index Solution Portfolios; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) Fund Analysis and Comparison Tables sheets for the Portfolio that compare the Portfolio’s proposed fee structure to its comparable selected peer group (“SPG”) and/or Morningstar category median and/or average;

(4) supporting documentation, including copies of the forms of Management and Sub-Advisory Contracts for the Portfolio; (5) a memorandum provided by counsel to the Independent Directors summarizing the guidelines relevant to the Board’s consideration of the approval of the Management and Sub-Advisory Contracts; (6) written responses to the Section 15(c) requests to VIL and Voya IM by counsel to the Independent Directors on behalf of the Board; and (7) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of the other portfolios in the Voya funds complex.

The Board’s consideration of whether to approve the Management Contract with VIL on behalf of the Portfolio took into account several factors, including, but not limited to, the following: (1) the nature, extent and quality of the services to be provided by VIL to the Portfolio under the proposed Management Contract; (2) VIL’s experience as a manager-of-managers overseeing sub-advisers to other portfolios within the Voya funds complex, including similar funds-of-funds; (3) the fairness of the compensation under the proposed Management Contract in light of the services to be provided to the Portfolio; (4) the costs for the services to be provided by VIL, including that the proposed management fee would not be subject to breakpoint discounts; (5) the pricing structure (including the estimated expense ratio and other fees to be borne by shareholders) of the Portfolio, including that: (a) the proposed management fee for the Portfolio is below the average and the median management fees of the portfolios in the Portfolio’s SPG, and (b) the estimated expense ratio, inclusive of acquired fund fees and expenses, for the Portfolio is below the average and median expense ratios of the portfolios in the Portfolio’s SPG, and (c) the estimated net funds-of-funds annual operating expenses for the Portfolio is below the average and the median expense ratios of the portfolios in the Portfolio’s SPG; (6) management’s representations that the Portfolio’s fee structure is consistent with the Voya Index Solution Portfolios suite; (7) the projected profitability of VIL with respect to its services to be rendered to the Portfolio; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of VIL, including its management team’s expertise in the management of other Voya funds, including other funds-of-funds and asset allocation products; (9) VIL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other portfolios in the Voya funds complex; (10) the information that had been provided by

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

VIL at regular Board meetings, and in anticipation of the November 2024 meeting, with respect to its capabilities in overseeing similar asset allocation products; and (11) “fall-out benefits” to VIL and its affiliates that were anticipated to arise from VIL’s management of the Portfolio.

In reviewing the proposed Sub-Advisory Contract with Voya IM, the Board considered a number of factors, including, but not limited to, the following: (1) VIL’s view of Voya IM’s experience and its sub-advisory services; (2) the information that had been provided by Voya IM in advance of the November 13, 2024, Investment Review Committee F meeting at which Voya IM presented with respect to its sub-advisory services; (3) the nature and quality of the services to be provided by Voya IM under the proposed Sub-Advisory Contract; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Voya IM; (5) the fairness of the compensation under the Sub-Advisory Contract in light of the services to be provided by Voya IM as the Portfolio’s sub-adviser; (6) Voya IM’s operations and compliance program, including its policies and procedures designed to prevent violations of the Federal securities laws, which had been reviewed and evaluated by VPI’s Chief Compliance Officer; (7) Voya IM’s financial condition; (8) the appropriateness of the selection of Voya IM in light of the Portfolio’s investment objective and prospective investor base; and (9) Voya IM’s Code of Ethics, which was previously approved by the Board.

With respect to the nature and quality of services to be provided by VIL and Voya IM, the Board was mindful of the “manager-of-managers” platform that has been developed by VIL. The Board recognized that VIL would be responsible for monitoring the investment program, performance, and developments/on-going operations of Voya IM under this manager-of-managers arrangement. The Board also considered the techniques and resources that VIL has developed to provide ongoing oversight of the nature, extent and quality of the services Voya IM provides to the Portfolio and Voya IM’s compliance with applicable laws and regulations. The Board was previously advised that to assist in the selection and monitoring of sub-advisers, VIL has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with sub-advisers and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the sub-advisers.

The Board considered that MR&S also typically provides reports to the Investment Review Committees (“IRCs”) at their meetings prior to sub-adviser presentations. In addition, the Board considered that MR&S prepares periodic due diligence reports regarding sub-advisers based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the sub-advisers’ investment processes and to try to identify issues that may be relevant to a sub-adviser’s services to a Voya fund and/ or its performance. The Board also considered that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board considered the resources that management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment investment performance on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the portfolios in the Voya family of funds.

The Board also considered that MR&S has developed, based on guidance from the IRCs, a methodology for monitoring the performance of sub-advisers. The Board also recognized that MR&S provides the IRCs with regular updates on the Voya funds and alerts the IRCs to potential issues as they arise. The Board also considered that VIL regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding sub-advisers and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and VIL consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.

The Board considered that the Portfolio also can benefit from the services of VIL’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Voya funds and VIL. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Voya funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying performance trends and other areas over consecutive periods. The Board considered that the services to be provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S. The Board also considered the techniques used by VIL to monitor sub-adviser performance.

The Board also considered the extent of benefits provided to the Portfolio’s shareholders, beyond investment management services, from being part of the Voya family

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

of funds.

Although the Portfolio is new and has no performance history, the Board requested and considered performance information for accounts managed by VIL and Voya IM with similar investment processes. Further, because the Portfolio is new, VIL does not currently receive, and may not receive prior to the time the Board next considers the approval of the Management Contract, any economies of scale with respect to the Portfolio. The Portfolio will, however, benefit from any breakpoints in the fee schedules of underlying funds in which the Portfolio invests.

After its deliberation, the Board concluded that, in its business judgment, the terms of the Management and Sub-Advisory Contracts are fair and reasonable to the Portfolio and that approval of the Management and Sub-Advisory Contracts is in the best interests of the Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Management and Sub-Advisory Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Portfolio’s investment performance and the fees payable under the Management and Sub-Advisory Contracts. During this approval process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to approve the Management and Sub-Advisory Contracts for the Portfolio.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Directors (“Board”) of Voya Partners, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Index Solution Income Portfolio, Voya Index Solution 2030 Portfolio, Voya Index Solution 2035 Portfolio, Voya Index Solution 2040 Portfolio, Voya Index Solution 2045 Portfolio, Voya Index Solution 2050 Portfolio, Voya Index Solution 2055 Portfolio, Voya Index Solution 2060 Portfolio, and Voya Index Solution 2065 Portfolio, each a series of the Company (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the

Company, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Directors also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors request, and management provides, certain information that the Independent Directors deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Company’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Company’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. The Board considered that, while the Portfolios do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the

Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Index Solution Income Portfolio

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In considering whether to approve the renewal of the Contracts for Voya Index Solution Income Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year, three-year and ten-year periods and the third quintile for the year-to-date and five-year periods; and (2) the Portfolio underperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile , and the Portfolio’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2030 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2030 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year, three-year, five-year, and ten-year periods and the fourth quintile for the year-to-date period; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the one-year period, during which it outperformed and the ten-year period which was equal to its performance benchmark. In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account that,

as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2035 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2035 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year and three-year periods and the third quintile for the year-to-date, five-year, and ten-year periods; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2040 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2040 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year, three-year, five-year and ten-year periods and the third quintile for the year-to-date period; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2045 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2045 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the one-year period and the second quintile for the year-to-date, three-year, five-year and ten-year periods; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the thee-year and ten-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2050 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2050 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year, three-year, and five-year periods and the third quintile for the year-to-date and ten-year periods; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2055 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2055 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the one-year, three-year, and five-year periods and the third quintile for the year-to-date and ten-year periods; and (2) the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is below the median of net expense ratios of the funds in its Selected Peer Group.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2060 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2060 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

in the first quintile of its Morningstar category for the one-year period, the second quintile for the three-year and five-year periods, and the third quintile for the year-to-date and ten-year periods; and (2) the Portfolio outperformed its performance benchmark for the year-to-date and one-year periods, was equal to the performance benchmark for the five-year period, and underperformed for the three-year and ten-year periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Voya Index Solution 2065 Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Solution 2065 Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the one-year period, the second quintile for the three-year period, and the third quintile for the year-to-date period; and (2) the Portfolio outperformed its performance benchmark for the year-to-date and one-year periods and underperformed for the three-year period.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s all-in net expense ratio, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile, and the Portfolio’s net expense ratio, not inclusive of AFFE, is below the median.

In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Portfolio indirectly bears the fees payable by the underlying funds in which the Portfolio invests.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2026.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-VINDSOL (1225)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders of the Registrant was held October 23, 2025, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposal: To elect Directors/Trustees to their respective Board of Directors/Trustees.*

FUND/REGISTRANT		Shares Voted FOR	Shares Voted Against	Shares Voted Abstain / Withhold	Total Shares Voted
VOYA PARTNERS, INC.	Colleen D. Baldwin	526,986,184.871	11,610,173.954	88,755,924.870	627,352,283.695
Election of Directors/Trustees	John V. Boyer	519,444,859.225	14,740,314.110	93,167,110.360	627,352,283.695
	Jody T. Foster	523,155,870.003	14,041,329.661	90,155,084.031	627,352,283.695
	Martin J. Gavin	517,315,492.431	17,834,379.444	92,202,411.820	627,352,283.695
	Dennis Johnson, CFA	518,078,638.848	16,304,511.262	92,969,133.585	627,352,283.695
	Joseph E. Obermeyer	521,174,635.173	13,112,858.221	93,064,790.301	627,352,283.695
	Sheryl K. Pressler	524,229,551.930	12,820,654.633	90,302,077.132	627,352,283.695
	Christopher P. Sullivan	521,996,246.392	12,373,752.086	92,982,285.217	627,352,283.695
	Mark R. Wetzel	519,069,915.479	14,204,545.378	94,077,822.838	627,352,283.695
	Christian G. Wilson	523,638,379.829	11,930,371.172	91,783,532.694	627,352,283.695

*Proposal passed

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $551,014 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Partners, Inc.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 9, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: March 9, 2026